                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number      811-04490

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (Exact name of Registrant as specified in charter)

                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                        BOSTON, MASSACHUSETTS 02117-0111
                    (Address of principal executive offices)

                             RONALD J. BOCAGE, ESQ.
                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                        BOSTON, MASSACHUSETTS 02117-0111
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                            THOMAS C. LAUERMAN, ESQ.
                                 FOLEY & LARDNER
                                  3000 K STREET
                             WASHINGTON, D.C. 20007

Registrant's telephone number, including area code: (617) 572-6000

Date of fiscal year end:   12/31/2004

Date of reporting period:  6/30/2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

                    Semi Annual Report
                    for John Hancock Variable Series Trust I
                    June 30, 2004

[LOGO] John Hancock (c)

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Active Bond Fund

John Hancock Advisers, LLC                                       Greene/Matthews
Declaration Management & Research, LLC                          James Shallcross
Pacific Investment Management Company LLC                       William H. Gross
--------------------------------------------------------------------------------

..    The Fund employs a multi-manager approach with three sub-advisers independently managing a portion of the Fund and each using distinct investment strategies.

..    At quarter-end, John Hancock Advisers managed 37%, Declaration Management &
     Research managed 25% and PIMCO managed 38% of the Fund's assets.

Fund Commentary

..    Year-to-date, the Fund returned 0.20%, outperforming its benchmark, the
     Lehman Brothers Aggregate Bond Index. Relative to Morningstar peers, the Fund has an average rating of 3 with a below average risk profile.

     John Hancock Advisers, LLC - Active Sector Rotation

     . Year-to-date, this sleeve outperformed its benchmark primarily due to security selection and sector allocation decisions.

     . The manager uses proprietary research to identify undervalued sectors and securities with an emphasis on U.S. credit sectors including high yield.

     Declaration Management & Research, LLC - Active Core

     . Year-to-date, this sleeve outperformed its benchmark primarily due to duration / yield curve and security selection decisions.

     . The manager uses proprietary research and quantitative tools in a risk controlled, benchmark-relative approach with an emphasis on higher quality U.S. investment grade sectors.

     Pacific Investment Management Company (PIMCO) - Active Core Plus

     . Year-to-date, this sleeve outperformed its benchmark primarily due to sector allocation decisions.

     . The manager uses proprietary research, economic analysis and quantitative tools seeking to add value across all key decisions (duration, sector, security and derivatives) and opportunistically invests broadly across key fixed income sectors including high yield and non-U.S. sectors.

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Active Bond Fund

John Hancock Advisers, LLC                                       Greene/Matthews
Declaration Management & Research, LLC                          James Shallcross
Pacific Investment Management Company LLC                       William H. Gross
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Federal National Mortgage Assoc.                                        21.1%
U.S. Treasury                                                           10.9%
Federal Republic of Germany                                              6.3%
Government National Mortgage Assoc                                       6.0%
Federal Home Loan Mortgage Corp.                                         4.7%
CWMBS, Inc.                                                              2.4%
Federal Home Loan Bank                                                   1.4%
Morgan Stanley Dean Witter                                               1.4%
NAAC Reperforming Loan Remic Trus                                        1.1%
Ford Motor Co.                                                           1.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                                 Lehman Brothers
                                                   Active Bond    Aggregate Bond
                                                      Fund            Index
                                                   -----------   ---------------
YTD/3/                                                0.20%           0.15%
1 Year                                                1.22            0.33
3 Years                                               5.88            6.36
5 Years                                               6.43            6.95
10 Years                                              7.27            7.39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Intermediate-Term Bond

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND COMPOSITION (as of June 30, 2004)

                                                                           % of
Credit Quality                                                            Assets
                                                                          ------
AAA/Government/Agency                                                     63.91%
AA                                                                         2.30%
A                                                                          4.97%
BBB                                                                       19.84%
BB & lower                                                                 8.79%
Not rated                                                                  0.19%
Weighted Average Yield                                                     5.49%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 295 VL/VUL subaccounts and 488 VA subaccounts in the Morningstar Intermediate-Term Bond category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Active Bond Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $96,093 of securities
   loaned (Note B)) ..............................................   $  905,202
Net unrealized depreciation of investments .......................       (1,184)
Short-term investments at value ..................................      306,635
                                                                     ----------
      Total investments ..........................................    1,210,653
Cash .............................................................        1,587
Receivable for:
   Investments sold ..............................................        7,065
   Interest ......................................................        9,087
   Dividends .....................................................           20
   Unrealized appreciation in forward currency contracts .........           97
   Other receivables .............................................           57
                                                                     ----------
Total assets .....................................................    1,228,566
                                                                     ----------

LIABILITIES
Payables for:
   Investments purchased .........................................      118,031
   Net payable for swap contracts ................................        1,410
   Written options at value (premium received $684) ..............          173
   Accrued operating expenses ....................................          278
   Collateral for securities on loan .............................       97,538
   Other payables ................................................            4
                                                                     ----------
Total liabilities ................................................      217,434
                                                                     ----------
Net assets .......................................................   $1,011,132
                                                                     ==========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) ...................................................      106,569
                                                                     ----------
Net asset value per share ........................................   $     9.49
                                                                     ==========
Composition of net assets:
   Capital paid-in ...............................................   $1,015,468
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ..............................       (2,083)
   Undistributed net investment income ...........................           20
   Net unrealized appreciation (depreciation) of:
      Investments ................................................       (1,184)
      Written Options ............................................          511
      Swap contracts .............................................       (1,410)
      Translation of assets and liabilities in foreign
         currencies ..............................................         (190)
                                                                     ----------
Net assets .......................................................   $1,011,132
                                                                     ==========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Active Bond Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .....................................................   $ 21,750
      Dividends ....................................................        403
      Securities lending ...........................................         41
                                                                       --------
Total investment income ............................................     22,194
                                                                       --------

EXPENSES
      Investment advisory fee ......................................      3,145
      Auditors fees ................................................         66
      Custodian fees ...............................................        183
      Fidelity Bond fees ...........................................          1
      Legal fees ...................................................         67
      Printing & mailing fees ......................................         60
      Trustees' fees ...............................................         16
      Other fees ...................................................         16
                                                                       --------
Total expenses .....................................................      3,554
                                                                       --------
Net investment income ..............................................     18,640
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments ..................................................      6,110
      Foreign currency transactions ................................        705
   Change in unrealized appreciation (depreciation) on:
      Investments ..................................................    (23,128)
      Written options ..............................................        482
      Swap contracts ...............................................       (863)
      Translation of assets and liabilities in foreign currencies ..        547
                                                                       --------
Net realized and unrealized loss ...................................    (16,147)
                                                                       --------
Net increase in net assets resulting from operations ...............   $  2,493
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Active Bond Fund
(000's Omitted)

                                                                            Unaudited
                                                                            Six-Month
                                                                          Period Ended    Year Ended
                                                                            June 30,     December 31,
                                                                              2004           2003
                                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income...............................................    $   18,640     $   46,509
   Net realized gain...................................................         6,815         25,335
   Change in net unrealized appreciation (depreciation)................       (22,962)        (4,192)
                                                                           ----------     ----------
      Net increase in net assets resulting from operations.............         2,493         67,652
Distributions to shareholders from:
   Net investment income...............................................       (18,620)       (46,318)
   Realized gains......................................................                      (25,718)
                                                                           ----------     ----------
      Decrease in net assets resulting from distributions..............       (18,620)       (72,036)
From fund share transactions:
   Proceeds from shares sold...........................................        43,333        111,060
   Shares issued in reorganization.....................................                       83,358
   Distributions reinvested............................................        18,620         72,036
   Payment for shares redeemed.........................................       (90,303)      (193,915)
                                                                           ----------     ----------
      Increase (decrease) in net assets from fund share transactions...       (28,350)        72,539
                                                                           ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS..................................       (44,477)        68,155

NET ASSETS
   Beginning of Period.................................................     1,055,609        987,454
                                                                           ----------     ----------
   End of Period (including undistributed net investment income
      of $20 and $0, respectively).....................................    $1,011,132     $1,055,609
                                                                           ==========     ==========
Analysis of fund share transactions:
   Sold................................................................         4,473         11,585
   Issued in reorganization............................................                        8,433
   Reinvested..........................................................         1,934          7,389
   Redeemed............................................................        (9,339)       (19,743)
                                                                           ----------     ----------
Net increase in fund shares outstanding................................        (2,932)         7,664
                                                                           ==========     ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                             Active Bond Fund
                                                  --------------------------------------------------------------------
                                                  Unaudited Period                Year Ended December 31,
                                                   Ended June 30,    -------------------------------------------------
                                                        2004           2003(f)         2002       2001          2000
                                                  ----------------   ----------      --------   --------      --------
Net Assets Value at Beginning of Period .......    $     9.64        $     9.70      $   9.55   $   9.44      $   9.12
Income from Investment Operations:
   Net Investment Income ......................          0.17              0.43          0.50       0.58          0.64
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ...........................         (0.15)             0.18          0.18       0.11          0.28
                                                   ----------        ----------      --------   --------      --------
   Total From Investment Operations ...........          0.02              0.61          0.68       0.69          0.92
Less Distributions:
   Distribution from Net Investment Income ....         (0.17)            (0.43)        (0.53)     (0.58)        (0.60)
   Distribution from Net Realized Gains on
      Investments .............................                           (0.24)
                                                   ----------        ----------      --------   --------      --------
   Total Distributions ........................         (0.17)            (0.67)        (0.53)     (0.58)        (0.60)
   Capital Contributions ......................
                                                   ----------        ----------      --------   --------      --------
Net Assets Value at End of Period .............    $     9.49        $     9.64      $   9.70   $   9.55      $   9.44
                                                   ==========        ==========      ========   ========      ========
Total Investment Return(b) ....................          0.20%(g)          6.48%         7.25%      7.48%        10.45%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ..................................          0.69%(h)          0.70%         0.69%      0.67%         0.41%(d)
   Ratio of Net Investment Income to Average
      Net Assets ..............................          3.62%(h)          4.42%         5.24%      5.97%(e)      6.98%
   Portfolio Turnover Rate ....................        215.86%(g)        465.90%(c)    290.73%    206.80%(c)    224.24%
Net Assets End of Period (000's Omitted) ......    $1,011,132        $1,055,609      $987,454   $947,514      $842,299

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Excludes merger activity.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .44% for the year ended December 31, 2000.

(e) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.28% for the years ended December 31, 2001.

(f) The Fund entered into a new sub-advisory agreements with PIMCO and Declaration Management & Research, LLC during the period shown.

(g)  Not annualized.

(h)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.0%
   Jet Equipment Trust - Notes
      10.91% due 08/15/14 *.................................    $2,100   $     0
Air Freight & Couriers - 0.1%
   CNF, Inc. - Sr. Debs 144A (a)
      6.7% due 05/01/34.....................................       555       540
Airlines - 0.2%
   American Airlines, Inc. - Ser. 2001-2 Cl. A2
      7.858% due 10/01/11...................................       820       816
   Continental Airlines - CTF Ser. 1999-1 Cl. A
      6.545% due 02/02/19...................................     1,072     1,003
   Northwest Airlines Corp. - Ser. 1996-1
      8.97% due 01/02/15....................................       168       108
                                                                         -------
                                                                           1,927
Auto Components - 0.1%
   Delphi Corp. - Notes
      6.5% due 08/15/13.....................................       640       651
   Motor Gaming Group, Inc. - Sr. Notes
      9.75% due 04/01/10....................................       315       339
                                                                         -------
                                                                             990
Auto Loan - 1.1%
   Chase Manhattan Auto Owner Trust - Ser. 2000-A Notes Cl.
      A4
      6.26% due 06/15/07....................................       310       311
   Ford Credit Auto Owner Trust - Notes Ser. 2004 Cl. A3
      2.93% due 03/15/08....................................     1,675     1,668
   Ford Motor Credit Co. - Bonds
      7.75% due 03/15/05....................................     1,330     1,374
   Ford Motor Credit Co. - Notes
      6.875% due 02/01/06...................................     2,480     2,601
      7.0% due 10/01/13.....................................       827       835
      7.375% due 10/28/09...................................     1,691     1,805
   General Motors Acceptance Corp.
      6.875% due 08/28/12...................................       590       600
   General Motors Acceptance Corp. - Bonds
      7.25% due 03/02/11....................................     1,125     1,181
   General Motors Acceptance Corp. - Sr. Notes
      5.625% due 05/15/09...................................       365       364
                                                                         -------
                                                                          10,739
Automobiles - 0.6%
   Auburn Hills Trust - CTF Exchangeable
      12.375% due 05/01/20..................................       535       771
   Daimler Chrysler NA Holding Corp. - Sr. Notes
      6.5% due 11/15/13.....................................       500       512
   DaimlerChrysler NA
      1.87% due 05/24/06...................................     $2,020   $ 2,026
   DaimlerChrysler NA Holding Co. - Notes
      8.5% due 01/18/31.....................................       340       391
   Ford Motor Co. - Debs.
       9.98% due 02/15/47...................................       895     1,057
   General Motors Corp. - Sr. Debs.
      8.375% due 07/15/33...................................       769       814
   Hertz Corp. - Notes
      7.625% due 06/01/12...................................       775       818
                                                                         -------
                                                                           6,389
Banks - 2.9%
   Abbey National First Capital - Sr. Sub. Notes
      8.2% due 10/15/04.....................................     2,100     2,137
   Banc America Commercial Mortgage, Inc. - CTF 144A (a)
      5.276% due 03/11/41...................................     1,000       952
   Banc America Commercial Mortgage, Inc. - Ser. 2004-1 Cl.
      F 144A (a)
      5.279% due 11/10/39...................................       650       617
   Banc America Commercial Mortgage, Inc. - Ser. 2004-1 Cl.
      G 144A (a)
      5.377% due 11/10/39...................................       650       617
   Banc America Mortgage Securities, Inc. - Ser. 2004-2 Cl.
      5A1
      6.5% due 10/25/19.....................................     2,506     2,555
   Banc America Mortgage Securities, Inc. - Ser. 2004-D Cl.
      2A1
      3.649% due 05/25/34...................................     1,891     1,856
   Bank of New York Institution Capital - Notes 144A (a)
      7.78% due 12/01/26....................................     2,550     2,724
   Bank One Corp. - Notes
      6.5% due 02/01/06.....................................       700       739
   Barclays Bank plc - Notes 144A (a)
      6.86% due 06/15/32....................................     1,800     1,861
   Capital One Bank
      6.5% due 06/13/13.....................................       445       459
   Capital One Bank - Notes
      6.875% due 02/01/06...................................       820       865
   Central American Bank - 144A (a)
      6.75% due 04/15/13....................................       650       680
   Colonial Bank Montgomery - Sub. Notes
      9.375% due 06/01/11...................................     1,120     1,310
   Credit Suisse First Boston - Ser. 2003- C3 Cl. F 144A (a)
      4.518% due 05/15/38...................................     1,190     1,086
   Credit Suisse First Boston - Sr. Notes
      4.625% due 01/15/08...................................       451       459

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND
                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Banks - Continued
   CS First Boston Mortgage Securities Corp. - Notes
      6.26% due 04/11/30....................................    $1,164   $ 1,195
   JP Morgan Chase & Co. - Notes
      6.625% due 03/15/12...................................       940     1,016
   Popular North America, Inc.
      4.7% due 06/30/09.....................................       610       611
      6.125% due 10/15/06...................................       730       770
   Royal Bank of Scotland plc - Notes
      7.648% due 08/31/49...................................     2,220     2,492
   Wachovia Bank Commercial Mortgage
      Trust - Ser. 2004 C10 Cl A3
      4.39% due 02/15/36....................................     2,000     1,924
   Wachovia Bank Commercial Trust - Ser. 2003-C8 Cl. F
      144A (a)
      5.031% due 11/15/35...................................       600       578
   Westpac Capital Trust III - 144A (a)
      5.819% due 12/29/49...................................       760       755
   Zions Financial Corp. - Notes
      6.95% due 05/15/11....................................       656       692
                                                                         -------
                                                                          28,950
Beverages - 0.1%
   Commonwealth Brands, Inc. - 144A (a)
      10.625% due 09/01/08..................................       365       390
   PanAmerican Beverages, Inc. - Sr. Notes Ser. A
      7.25% due 07/01/09....................................       430       460
                                                                         -------
                                                                             850
Chemicals - 0.0%
   Braskem SA - 144A (a)
      11.75% due 01/22/14...................................       295       266
   Commercial Services & Supplies - 1.1%
      Allied Waste North America - Notes
      10.0% due 08/01/09....................................     1,665     1,761
   Cendant Corp. - Notes
      6.25% due 01/15/08....................................     1,260     1,344
      6.875% due 08/15/06...................................     4,130     4,413
   Cendant Corp. - Sr. Notes
      6.25% due 03/15/10....................................       500       532
      7.125% due 03/15/15...................................       268       293
   Mantis Reef, Ltd. - 144A (a)
      4.692% due 11/14/08...................................       815       805
   RPM International, Inc. - Sr. Notes 144A (a)
      6.25% due 12/15/13....................................       905       908
   Teppco Partners - GTD. Sr. Notes
      7.625% due 02/15/12...................................       615       687
   Trinity Indiana Leasing Co. - 144A (a)
      7.755% due 02/15/09...................................       570       597
                                                                         -------
                                                                          11,340
Communications Equipment - 0.2%
   Corning, Inc. - Notes
      6.3% due 03/01/09.....................................    $  460   $   467
      8.3% due 04/04/25.....................................       675       709
   Motorola, Inc. - Notes
      6.75% due 02/01/06....................................       772       812
                                                                         -------
                                                                           1,988
Computers & Peripherals - 0.1%
   NCR Corp. - Sr. Notes 144A (a)
      7.125% due 06/15/09...................................       515       563
Construction & Engineering - 0.1%
   KB Home - Sr. Notes
      5.75% due 02/01/14....................................       605       557
Containers & Packaging - 0.3%
   BWAY Corp. - Sr. Sub. Notes
      10.0% due 10/15/10....................................       355       370
   Owens Brockway Glass Container - Sr. Notes 144A (a)
      8.75% due 11/15/12....................................       380       414
   Sealed Air Corp. - Sr. Notes 144A (a)
      5.375% due 04/15/08...................................       930       962
   Stone Container Corp. - Sr. Notes
      8.375% due 07/01/12...................................       790       828
      9.75% due 02/01/11....................................       625       687
                                                                         -------
                                                                           3,261
Credit Card - 1.1%
   Citibank Credit Card Issuance Trust - Notes
      4.45% due 04/07/10....................................     2,400     2,408
   MBNA Asset Backed Note Trust - Notes 144A (a)
      6.65% due 08/15/11....................................       600       645
   MBNA Asset Backed Note Trust - Notes Ser. 1998-E 144A (a)
      6.6% due 09/15/10.....................................     1,115     1,192
   Midland Funding Corp. II - Bonds Ser. A
      11.75% due 07/23/05...................................     5,865     6,041
   Midland Funding Corp. II - Notes
      13.25% due 07/23/06...................................       825       924
                                                                         -------
                                                                          11,210
Diversified Financials - 3.3%
   AXA Financial, Inc. - Sr. Notes
      7.75% due 08/01/10....................................       543       623
   Bunge Ltd. Financial Corp. - Sr. Notes 144A (a)
      5.35% due 04/15/14....................................       630       602
   Capital One Financial Corp. - Notes
      7.25% due 05/01/06....................................       515       544
   CIT Group, Inc.
      1.48% due 05/18/07....................................       445       444

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND
                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   Citigroup, Inc. - Sub. Notes
      5.625% due 08/27/12 ..................................    $1,000   $ 1,028
      6.0% due 10/31/33 ....................................     2,325     2,223
   Deutsche Mortgage & Asset Receiving Corp. - Notes
      6.861% due 03/15/08 ..................................     1,855     1,991
   Doral Financial Corp. - Sr. Notes
      1.952% due 12/07/05 ..................................       900       900
   ERAC USA Finance Co. - Notes 144A (a)
      7.95% due 12/15/09 ...................................     1,270     1,461
   Hyatt Equities LC - Notes 144A (a)
      6.875% due 06/15/07 ..................................     2,035     2,164
   Morgan Stanley - Sub. Notes
      4.75% due 04/01/14 ...................................       555       512
   Morgan Stanley & Co., Inc. - Notes
      4.25% due 05/15/10 ...................................     1,665     1,634
   Morgan Stanley Dean Witter Capital - Ser. 2001 Cl. A1
      4.57% due 12/18/32 ...................................     2,948     3,001
   Morgan Stanley Group
      1.59% due 07/06/05 ...................................     7,200     7,200
   Newcourt Credit Group, Inc. - Notes Ser. B
      6.875% due 02/16/05 ..................................     1,455     1,496
   Pemex Project Funding Trust - Notes
      9.125% due 10/13/10 ..................................     3,085     3,540
   Qwest Captial Funding, Inc. - Notes
      7.75% due 08/15/06 ...................................       955       945
   TFM SA de CV - Sr. Disc. Debs.
      11.75% due 06/15/09 ..................................       340       333
   The MONY Group, Inc. - Sr. Notes
      7.45% due 12/15/05 ...................................       660       698
   URC Holdings Corp. - Sr. Notes 144A (a)
      7.875% due 06/30/06 ..................................     1,600     1,747
                                                                         -------
                                                                          33,086
Diversified Telecommunication Services - 3.4%
   AT&T Broadband Corp. - Notes
      8.375% due 03/15/13 ..................................     1,199     1,408
   AT&T Corp. - Sr. Notes
      7.8% due 11/15/11 ....................................     1,450     1,489
   Citizens Communications Co. - Notes
      8.5% due 05/15/06 ....................................     2,000     2,131
   Cox Communications, Inc. - Notes
      7.5% due 08/15/04 ....................................     3,685     3,707
   Deutsche Telekom International - Notes
      8.5% due 06/15/10 ....................................     1,120     1,309
   France Telecom
      8.25% due 03/14/08 ...................................     1,700     2,296
   France Telecom SA - Notes
      8.7% due 03/01/06 ....................................       450       482
      9.25% due 03/01/11 ...................................     2,540     2,943
      10.0% due 03/01/31 ...................................    $  319   $   400
   Innova S DE R.L.
       9.375% due 09/19/13 .................................       485       509
   Innova S DE R.L. - Notes
      12.875% due 04/01/07 .................................       285       287
   Qwest Corp. - Notes 144A (a)
      8.875% due 03/15/12 ..................................       625       683
   Sprint Capital Corp.
      6.9% due 05/01/19 ....................................     1,220     1,227
   Sprint Capital Corp. - Notes
      6.125% due 11/15/08 ..................................     1,985     2,086
      7.125% due 01/30/06 ..................................     2,380     2,519
      8.75% due 03/15/32 ...................................       346       403
   Tele-Communications, Inc.
      9.8% due 02/01/12 ....................................       465       583
   Telecom De Puerto Rico, Inc. - Sr. Notes
      6.65% due 05/15/06 ...................................     1,445     1,527
   Telecom Italia Capital Corp. - Sr. Notes Ser. A 144A (a)
      4.0% due 11/15/08 ....................................       450       442
   Telefonosde Mexico - Sr. Notes
      8.25% due 01/26/06 ...................................     4,090     4,373
   Tellus Corp. - Notes
      8.0% due 06/01/11 ....................................     1,810     2,057
   Verizon Pennsylvania, Inc. - Debs. Ser. A
      5.65% due 11/15/11 ...................................     1,530     1,552
                                                                         -------
                                                                          34,413
Electric Utilities - 1.0%
   CalEnergy Co., Inc. - Bonds
      8.48% due 09/15/28 ...................................       686       825
   Centerpoint Energy Resources Corp. - Sr. Notes
      7.875% due 04/01/13 ..................................       700       785
   Empresa Electrica Guacolda SA - Notes 144A (a)
      8.625% due 04/30/13 ..................................     1,616     1,676
   Enersis SA - Notes 144A (a)
      7.375% due 01/15/14 ..................................       970       936
   FirstEnergy Corp. - Notes Ser. B
      6.45% due 11/15/11 ...................................       490       508
   FirstEnergy Corp. - Notes Ser. C
      7.375% due 11/15/31 ..................................     1,000     1,042
   Progress Energy, Inc. - Sr. Notes
      6.75% due 03/01/06 ...................................       787       830
      7.0% due 10/30/31 ....................................       325       335
   Public Service Co. New Mexico - Sr. Unsec. Notes
      4.4% due 09/15/08 ....................................       680       678
   TXU Australia Holdings, Ltd. - GTD Sr. Notes 144A (a)
      6.15% due 11/15/13 ...................................       814       848

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                         --------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Electric Utilities - Continued
   TXU Australia Holdings, Ltd. - Sr. Notes
      6.75% due 12/01/06 ..................................   $    455   $   486
   TXU Energy Co. LLC - Sr. Notes
      7.0% due 03/15/13 ...................................        887       966
                                                                         -------
                                                                           9,915
Electric/Gas - 2.2%
   AES Eastern Energy - Notes
      9.0% due 01/02/17 ...................................        893       962
   Dominion Resources, Inc. - Notes
      6.3% due 03/15/33 ...................................        518       492
   EL Paso Electric Co. - Bonds Ser. E
      9.4% due 05/01/11 ...................................      1,225     1,391
   Empresa Nacional De Electricid - Notes
      8.35% due 08/01/13 ..................................      1,015     1,084
   Ipalco Enterprises, Inc. - Notes
      8.625% due 11/14/11 .................................        705       765
   Kansas City Power & Light Co. - Sr. Notes Ser. A
      6.0% due 03/15/07 ...................................        585       617
   Monterrey Power SA de CV - Sr. Sec. Bonds 144A (a)
      9.625% due 11/15/09 .................................      1,326     1,511
   Noram Energy Corp. - Debs
      6.5% due 02/01/08 ...................................      2,275     2,407
   Oklahoma Gas & Electric Co. - Notes
      6.65% due 07/15/27 ..................................        914     1,009
   Pacific Gas & Electric Co.
      6.05% due 03/01/34 ..................................        750       705
   Pacific Gas & Electric Co. - Bonds
      1.81% due 04/03/06 ..................................      2,000     2,001
   PNPP II Funding Corp. - Bonds
      9.12% due 05/30/16 ..................................        934     1,064
   PSEG Energy LLC - Sr. Notes
      7.75% due 04/16/07 ..................................      1,605     1,681
   PSEG Power LLC - Sr. Notes
      6.875% due 04/15/06 .................................        857       909
      8.625% due 04/15/31 .................................        445       544
   Sempra Energy - Notes
      4.75% due 05/15/09 ..................................        445       448
   Southern California Edison Co. - Ser. 2004B
      6.0% due 01/15/34 ...................................        477       457
   Waterford 3 Funding - Entergy - Bonds
      8.09% due 01/02/17 ..................................      3,270     3,605
   Western Resources, Inc.
      7.65% due 04/15/23 ..................................        400       413
                                                                         -------
                                                                          22,065
Electrical Equipment - 0.2%
   HQI Transelec Chile SA - Notes
      7.875% due 04/15/11 .................................      2,235     2,523
Electrical Equipment & Instruments - 0.1%
   Ametek, Inc. - Sr. Notes
      7.2% due 07/15/08 ...................................   $    910   $   972
Energy Equipment & Services - 0.2%
   Salton Sea Funding Corp. - Sr. Notes Ser. E
      8.3% due 05/30/11 ...................................        488       528
   Salton Sea Funding Corp. - Sr. Sec. Bonds. Ser. C
      7.84% due 05/30/10 ..................................      1,050     1,118
                                                                         -------
                                                                           1,646
Finance - 4.2%
   AIG SunAmerica Institutional Funding
      1.2% due 01/26/05 ...................................    346,000     3,182
   Arch Capital Group, Ltd. - Sr. Notes
      7.35% due 05/01/34 ..................................        355       357
   Beaver Valley Funding Corp.
      8.625% due 06/01/07 .................................        210       221
      9.0% due 06/01/17 ...................................      1,630     1,843
   BVPS II Funding Corp. - Bonds
      8.89% due 06/01/17 ..................................        969     1,108
   Deutsche Telekom International Finance
      6.375% due 07/11/06 .................................      3,200     4,133
      8.75% due 06/15/30 ..................................      2,005     2,440
   Duke Capital LLC. - Sr. Notes
      6.75% due 02/15/32 ..................................        600       576
      8.0% due 10/01/19 ...................................        965     1,078
   Equus Cayman Finance, Ltd. - Sr. Notes 144A (a)
      5.5% due 09/12/08 ...................................        575       572
   ERAC USA Finance Co. - Gtd. Notes 144A (a)
      6.7% due 06/01/34 ...................................        300       300
   Financing Corp. - Notes
      9.4% due 02/08/18 ...................................        420       579
      10.35% due 08/03/18 .................................      3,025     4,469
   Fund American Cos, Inc. - GTD Sr. Notes
      5.875% due 05/15/13 .................................        723       721
   GCIC Funding Corp. - Bonds 144A (a)
      5.129% due 01/15/14 .................................      1,065     1,047
   General Electric Capital Corp. - Notes
      6.75% due 03/15/32 ..................................      1,240     1,333
   General Motors Acceptance Corp.
      1.995% due 05/18/06 .................................      1,900     1,904
   Glencore Funding LLC - Notes 144A (a)
      6.0% due 04/15/14 ...................................      1,350     1,252
   Household Financial Corp. - Global Notes
      4.625% due 01/15/08 .................................        700       713
   Household Financial Corp. - Notes
      6.75% due 05/15/11 ..................................      1,970     2,153

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - Continued
   MDP Acquisitions plc - Sr. Notes
      9.625% due 10/01/12 ..................................   $   360   $   400
   Meditrust Medium - Notes
      7.3% due 01/16/06 ....................................       520       536
   Mizuho Financial Group Cayman, Ltd. - Sub. Notes 144A (a)
      5.79% due 04/15/14 ...................................     1,065     1,047
   NiSource Finance Corp. - Sr. Notes
      6.15% due 03/01/13 ...................................       596       617
   Odyssey Re Holdings Corp. - Sr. Notes
      7.65% due 11/01/13 ...................................     2,000     2,150
   Prologis Trust - Sr. Notes
      7.05% due 07/15/06 ...................................       490       529
   PTC International Finance II SA - Sr. Sub. Notes
      11.25% due 12/01/09 ..................................       540       576
   Rabobank Capital Fund II - Sr. Notes 144A (a)
      5.26% due 12/31/49 ...................................       325       314
   Saint George Funding Co. LLC - 144A (a)
      8.485% due 12/31/49 ..................................     1,205     1,365
   Tobacco Settlement Financing Corp.
      6.0% due 06/01/37 ....................................     1,000       812
   Tobacco Settlement Financing Corp. - Ser. B
      5.875% due 05/15/39 ..................................       315       253
   Tobacco Settlement Revenue Management - Ser. B
      6.375% due 05/15/30 ..................................     1,480     1,251
   Trinet Corporate Realty Trust, Inc. - Notes
      7.7% due 07/15/17 ....................................       330       343
   UFJ Finance Aruba - GTD Notes
      6.75% due 07/15/13 ...................................     1,853     1,916
   WPP Finance UK - Notes 144A (a)
      5.875% due 06/15/14 ..................................       740       743
                                                                         -------
                                                                          42,833
Food & Drug Retailing - 0.1%
   Delhaize America, Inc. - Notes
      8.125% due 04/15/11 ..................................       385       420
   Food Lion, Inc. - Notes
      7.55% due 04/15/07 ...................................       375       401
                                                                         -------
                                                                             821
Food Products - 0.4%
   Corn Products International, Inc. - Sr. Notes
      8.45% due 08/15/09 ...................................     3,205     3,550
   Kraft Foods, Inc. - Global Notes
      5.625% due 11/01/11 ..................................       985     1,002
                                                                         -------
                                                                           4,552
Foreign Govermental - 6.9%
   Federal Republic of Brazil
      2.063% due 04/15/12 ..................................   $   188   $   157
   Federal Republic of Brazil - Bonds
      11.0% due 08/17/40 ...................................     2,250     2,094
   Federal Republic of Germany
      4.5% due 07/04/09 ....................................    31,300    39,650
      5.0% due 07/04/12 ....................................    13,500    17,400
   Republic of Brazil
      2.063% due 04/15/09 ..................................       147       133
   Republic of Brazil - Ser. L
      2.125% due 04/15/06 ..................................     1,003       988
   Republic of Chile - Notes
      1.5% due 01/28/08 ....................................     1,200     1,212
   Republic of Columbia - Notes
      9.75% due 04/09/11 ...................................       578       638
   Republic of Panama
      9.625% due 02/08/11 ..................................       500       549
   Republic of Panama - Bonds
      9.375% due 01/16/23 ..................................     1,250     1,275
   Republic of Peru - Bonds
      9.125% due 01/15/08 ..................................     1,250     1,350
      9.125% due 02/21/12 ..................................       490       501
   Russian Federation
      8.75% due 07/24/05 ...................................     1,800     1,901
   United Mexican States
      6.375% due 01/16/13 ..................................       800       798
      8.375% due 01/14/11 ..................................       500       565
   United Mexican States - Notes Ser. A
      8.3% due 08/15/31 ....................................       500       524
                                                                          ------
                                                                          69,735
Gas Utilities - 0.7%
   Kinder Morgan Energy Partners - Sr. Notes
      6.5% due 09/01/12 ....................................       575       609
      7.3% due 08/15/33 ....................................       885       934
   Korea Gascorp - Sr. Notes 144A (a)
      4.75% due 11/26/10 ...................................       720       694
   Louis Dreyfus Natural Gas Corp. - Notes
      6.875% due 12/01/07 ..................................     1,730     1,858
   Southern California Edison Co. - Ser. 2003-B
      8.0% due 02/15/07 ....................................     2,300     2,544
   Texas New Mexico Power Co. - Sr. Notes
      6.125% due 06/01/08 ..................................       870       900
                                                                         -------
                                                                           7,539
Health Care Providers & Services - 0.4%
   Columbia/HCA Healthcare Corp. - Notes
      9.0% due 12/15/14 ....................................       755       880
   Global Health Sciences, Inc. - Sr. Notes
      11.0% due 05/01/08 * .................................        75         2

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                Name of Issuer                                  Value     Value
                --------------                                 -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Health Care Providers & Services - Continued
   HCA-The Healthcare Corp. - Notes
      8.75% due 09/01/10 ...................................    $3,055    $3,479
                                                                          ------
                                                                           4,361
Home Equity Loan - 0.5%
   Centex Home Equity Loan Trust - Ser. 2004A CTF Cl. AF 4
      4.51% due 09/27/32 ...................................     1,255     1,212
   Contimortgage Home Equity Loan - CTF Cl. A5
      8.1% due 08/15/25 ....................................        94        94
   EQCC Home Equity Loan Trust - Notes
      6.57% due 02/15/29 ...................................     1,210     1,212
   Residential Asset Mortgage Products, Inc. - Ser.
      2003-R Cl. A12
      2.904% due 10/25/23 ..................................     1,395     1,388
   Residential Asset Mortgage Products, Inc. - Ser.
      2003-RS10 Cl. AI5
      4.91% due 01/25/31 ...................................     1,260     1,242
                                                                          ------
                                                                           5,148
Hotels Restaurants & Leisure - 0.7%
   Harrah's Operating Co., Inc. - Notes
      7.875% due 12/15/05 ..................................     2,300     2,432
   Mandalay Resort Group - Sr. Notes
      6.375% due 12/15/11 ..................................       640       650
   Meditrust - Notes
      7.0% due 08/15/07 ....................................       375       386
   MGM Mirage, Inc. - Ser. B
      6.0% due 10/01/09 ....................................       832       815
   Mohegan Tribal Gaming Authority - Sr. Sub Notes
      8.0% due 04/01/12 ....................................       400       427
   Starwood Hotels & Resorts - Sr. Notes
      7.375% due 05/01/07 ..................................       590       627
   Starwood Hotels & Resorts Worldwide, Inc. - Sr. Notes
      7.875% due 05/01/12 ..................................     1,000     1,067
   Waterford Gaming LLC - Sr. Notes
      144A (a)
      8.625% due 09/15/12 ..................................       259       272
                                                                          ------
                                                                           6,676
Industrial Conglomerates - 0.4%
   British Brunswick Holdings, Inc. - Sr. Notes
      13.0% due 05/01/08 ...................................       120         7
   General Electric Co. - Notes
      5.0% due 02/01/13 ....................................     2,472     2,433
   Pacific & Atlantic Holdings, Inc.
      1.0% due 05/31/09 ....................................         1         0
   Pacific & Atlantic Holdings, Inc. - Sr. Notes 144A (a)
      10.5% due 12/31/07 ...................................        29         9
   Tyco International Group SA - Notes
      6.0% due 11/15/13 ....................................    $  400    $  411
      6.75% due 02/15/11 ...................................       900       976
                                                                          ------
                                                                           3,836
Insurance - 0.8%
   Equitable Life Assurance Society USA - Notes 144A (a)
      6.95% due 12/01/05 ...................................       920       973
   Liberty Mutual Group, Inc. - Gtd Sr. Notes
      5.75% due 03/15/14 ...................................       665       642
   Mass. Mutual Life Insurance Co. - Notes 144A (a)
      7.625% due 11/15/23 ..................................     2,645     3,113
   New York Life Insurance Co. - Notes 144A (a)
      5.875% due 05/15/33 ..................................       755       718
   Ohio Casualty Corp. - Notes 7.3%
      due 06/15/14 .........................................       520       523
   QBE Insurance Group, Ltd. - Sub. Notes 144A (a)
      5.647% due 07/01/23 ..................................     1,120     1,065
   Travelers Property Casualty Corp. - Sr. Notes
      5.0% due 03/15/13 ....................................       970       940
                                                                          ------
                                                                           7,974
Leisure Equipment & Products - 0.1%
   Eastman Kodak Co. - Sr. Notes
      7.25% due 11/15/13 ...................................       360       366
   Hockey Co. - Sr. Sec. Notes
      11.25% due 04/15/09 ..................................       410       488
                                                                          ------
                                                                             854
Media - 2.2%
   British Sky Broadcasting - Notes
      8.2% due 07/15/09 ....................................     1,690     1,952
   Continental Cablevision - Notes
      8.3% due 05/15/06 ....................................       900       977
   Continental Cablevision, Inc. - Sr. Notes
      9.5% due 08/01/13 ....................................     1,372     1,523
   Cox Communications, Inc. - Notes
      4.625% due 06/01/13 ..................................       590       545
   Garden State Newspapers, Inc. - Sr. Sub. Notes Ser. B
      8.625% due 07/01/11 ..................................       335       349
   Grupo Televisa SA De CV - Notes
      8.0% due 09/13/11 ....................................     2,080     2,236
   Lenfest Communications, Inc. - Notes
      8.375% due 11/01/05 ..................................     2,065     2,206
   Liberty Media Corp. - Sr. Debs
      8.25% due 02/01/30 ...................................       325       370

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                Name of Issuer                                  Value     Value
                --------------                                 -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Media - Continued
   Liberty Media Corp. - Sr. Notes
      2.64% due 09/17/06 ...................................    $2,140  $ 2,180
      5.7% due 05/15/13 ....................................     1,345    1,325
   News America Holdings, Inc.
      8.25% due 08/10/18 ...................................     1,050    1,249
   Rogers Cablesystems - Sr. Notes Ser. B
      10.0% due 03/15/05 ...................................     1,205    1,253
   Shaw Communications, Inc. - Sr. Notes
      8.25% due 04/11/10 ...................................       485      527
   Time Warner, Inc.
      6.15% due 05/01/07 ...................................       700      741
   Time Warner, Inc. - Debs.
      7.7% due 05/01/32 ....................................       800      874
   Time Warner, Inc. - Sr. Notes
      9.125% due 01/15/13 ..................................     2,501    3,049
   XM Satellite Radio, Inc. - Sr. Sec. Notes
      12.0% due 06/15/10 ...................................       394      451
                                                                        -------
                                                                         21,807
Metals & Mining - 0.3%
   Codelco, Inc. - Notes 144A (a)
      5.5% due 10/15/13 ....................................       490      487
   Freeport McMoran Copper & Gold - Sr. Notes
      10.125% due 02/01/10 .................................       460      492
   Golden Northwest Aluminum
      12.0% due 12/15/06 * .................................        25        4
   Kennametal, Inc. - Sr. Notes
      7.2% due 06/15/12 ....................................       770      817
   Metallurgy Holdings, Inc. - Notes
      1.0% due 07/15/08 ....................................        50       15
   Noranda, Inc. - Notes
      8.375% due 02/15/11 ..................................       675      726
                                                                        -------
                                                                          2,541
Multi-Utilities - 0.3%
   Centerpoint Energy Houston - Bonds Ser. K
      6.95% due 03/15/33 ...................................       545      583
   Centerpoint Energy, Inc. - Sr. Notes
      6.85% due 06/01/15 ...................................       565      572
      7.25% due 09/01/10 ...................................     1,220    1,298
   Transalta Corp.
      5.75% due 12/15/13 ...................................       900      891
                                                                        -------
                                                                          3,344
Multiline Retail - 0.1%
   J.C. Penney Co., Inc. - Notes
      8.0% due 03/01/10 ....................................       690      769
   J.C. Penney, Inc.
      7.65% due 08/15/16 ...................................       445      484
                                                                        -------
                                                                          1,253
Municipal - 1.4%
   De Kalb County Georgia Water & Sewage - Ser. A
      5.0% due 10/01/35 ....................................    $2,200  $ 2,169
   Golden State Securitization
      6.75% due 06/01/39 ...................................     3,980    3,576
   Harris County Texas
      5.0% due 08/15/33 ....................................       600      584
   Massachusetts Saint - Ser. C
      5.5% due 11/01/10 ....................................     3,800    4,229
   University of Texas Permanent University Fund - Ser. B
      4.75% due 07/01/30 ...................................     4,000    3,767
                                                                        -------
                                                                         14,325
Oil & Gas - 0.8%
   Alberta Energy, Ltd. - Notes
      7.375% due 11/01/31 ..................................       585      651
   Amerada Hess Corp. - Notes
      7.3% due 08/15/31 ....................................       975      990
   Duke Capital LLC - Sr. Notes
      6.25% due 02/15/13 ...................................     1,302    1,320
   Enterprise Products Operating LP - Sr. Notes
      6.875% due 03/01/33 ..................................       480      444
   Humpuss Funding Corp. - 144A (a)
      7.72% due 12/15/09 ...................................     1,260    1,121
   Magellan Midstream Partners LP - Sr. Notes
      6.45% due 06/01/14 ...................................       790      798
   Occidental Petroleum Corp.
      10.125% due 09/15/09 .................................       538      668
   Ocean RigNorway AS - Sr. Sec. Notes
      10.25% due 06/01/08 ..................................       255      252
   Pemex Project Funding Master Trust - Notes
      6.125% due 08/15/08 ..................................       700      716
      7.375% due 12/15/14 ..................................       700      714
   Valero Energy Corp. - Notes
      8.375% due 06/15/05 ..................................       700      732
                                                                        -------
                                                                          8,406
Other Asset Backed - 2.8%
   Ameriquest Mortgage Securities, Inc. - Ser. 2003-10
      Cl. AF3
      3.23% due 05/25/28 ...................................     2,080    2,065
   Ameriquest Mortgage Securities, Inc. - Ser. 2003-IA1
      4.965% due 11/25/33 ..................................     1,125    1,117
   Argent Securities, Inc. - Ser. 2004 W1 M3
      1.0% due 02/25/34 ....................................     1,600    1,617
   Bass Trust - Ser. 2004 CB4 Cl. A3
      4.632% due 07/25/08 ..................................       815      815

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                Name of Issuer                                  Value     Value
                --------------                                 -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Other Asset Backed - Continued
   CWABS, Inc. Ser. 2003-5 Cl. AF 2
      3.042% due 04/25/25 ..................................    $1,300   $ 1,294
   Equity One ABS, Inc. - Ser. 2003-3 Cl. AF3
      3.531% due 12/25/33 ..................................       900       894
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M2
      5.115% due 04/25/34 ..................................       750       699
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M3
      5.26% due 04/25/34 ...................................       750       699
   Equity One ABS, Inc. - Ser. 2004-2 Cl. AV2
      1.55% due 07/25/34 ...................................     1,244     1,245
   Long Beach Mortgage Loan Trust - Ser. 2004-1 Cl. M3
      1.0% due 03/25/35 ....................................     1,200     1,200
   Long Beach Mortgage Loan Trust - Ser. 2004-1 CTF Cl. M6
      1.0% due 03/25/34 ....................................     1,700     1,703
   NAAC Reperforming Loan Remic Trust - Ser. 2004-R1 Cl.
      A2 144A (a)
      7.5% due 03/25/34 ....................................     9,058     9,890
   Option One Loan Trust - Ser. 2004-1 CTF Cl. M 1
      1.7% due 01/25/34 ....................................       800       800
   Residential Asset Funding and Mortgage Securities -
      Ser. 2004 Cl. AII B2
      1.32% due 09/25/33 ...................................     1,685     1,685
   Residential Asset Funding and Mortgage Securities Corp. -
      Ser. 2001 KS3 Cl. A II
      1.33% due 09/25/31 ...................................       851       852
   Residential Asset Securities Corp. - Ser. 2004 KS6 Cl.
      AII B1
      1.22% due 04/25/13 ...................................     1,900     1,900
                                                                         -------
                                                                          28,475
Other Mortgage - 0.4%
   Capital One Secured Note Trust - Notes 2000-3 Cl. C
      144A (a)
      7.9% due 10/15/10 ....................................       640       706
   Commercial Mortgage Acceptance Corp. - Ser. 1991-C1. A1
      6.79% due 06/15/31 ...................................     1,058     1,123
   LB UBS Commercial Mortgage Trust - CTF A4
      4.166% due 04/17/13 ..................................     1,630     1,513
   LB UBS Commercial Mortgage Trust - Ser. 2003-C5 Cl.
      K 144A (a)
      5.25% due 04/15/37 ...................................     1,000       929
                                                                         -------
                                                                           4,271

   Paper & Forest Products - 0.5%
      Boise Cascade Corp. - Sr. Notes
      6.5% due 11/01/10 ....................................    $  570   $   580
   Corporacion Durango SA de CV - Sr. Notes
      13.125% due 08/01/06 * ...............................       631       315
      13.75% due 07/15/09 * ................................     2,905     1,452
   Donohue Forest Products, Inc. - Sr. Notes
      7.625% due 05/15/07 ..................................       885       917
   Fort James Corp. - Sr. Notes
      6.625% due 09/15/04 ..................................       910       917
   Longview Fibre Co. - Notes
      10.0% due 01/15/09 ...................................       250       270
   Weyerhaeuser Co.
      7.125% due 07/15/23 ..................................     1,060     1,120
                                                                         -------
                                                                           5,571
Pharmaceuticals - 0.2%
   Medco Health Solutions, Inc. - Sr. Notes
      7.25% due 08/15/13 ...................................       730       779
   Schering Plough Corp. - Sr. Notes
      6.5% due 12/01/33 ....................................       890       885
   Wyeth - Notes
      5.25% due 03/15/13 ...................................       765       738
                                                                         -------
                                                                           2,402
Real Estate Investment Trust - 1.1%
   American Health Properties, Inc. - Notes
      7.5% due 01/15/07 ....................................     1,405     1,514
   Amresco Residential Securities - Notes
      6.51% due 08/25/27 ...................................     2,144     2,194
   Carramerica Realty Corp. - Notes
      5.25% due 11/30/07 ...................................       275       287
   Health Care Reit, Inc. - Notes
      6.0% due 11/15/13 ....................................       330       325
   Healthcare Realty Trust IN - Sr. Notes
      8.125% due 05/01/11 ..................................     1,250     1,437
   iStar Financial, Inc. - Sr. Notes
      6.5% due 12/15/13 ....................................     1,000       984
      7.0% due 03/15/08 ....................................       410       435
   Socgen Real Estate Co. LLC - Ser. A 144A (a)
      7.64% due 12/29/49 ...................................     2,270     2,506
   Spieker Properties, L.P. - Notes
      7.125% due 12/01/06 ..................................     1,490     1,619
                                                                         -------
                                                                          11,301
Specialty Retail - 0.2%
   Gap, Inc. - Notes
      10.55% due 12/15/08 ..................................       970     1,174
   Office Depot, Inc. - Sr. Notes
      6.25% due 08/15/13 ...................................       695       716
                                                                         -------
                                                                           1,890

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Telephone - 0.1%
   Citizens Communications Co. - Sr. Notes
      9.0% due 08/15/31 ....................................   $   702   $   677
Tobacco - 0.3%
   Altria Group, Inc. - Notes
      7.0% due 11/04/13 ....................................     1,278     1,301
   Philip Morris Cos., Inc. - Notes
      6.95% due 06/01/06 ...................................     1,530     1,606
                                                                         -------
                                                                           2,907
U.S. Government Agencies - 29.7%
   Federal Home Loan Bank - Bonds
      5.0% due 11/01/17 ....................................       653       655
      5.0% due 12/01/17 ....................................       553       555
      5.0% due 03/01/18 ....................................       815       818
      5.0% due 04/01/18 ....................................    11,222    11,259
   Federal Home Loan Mortgage Corp. - Bonds
      4.25% due 03/15/31 ...................................     3,861     3,738
      5.0% due 12/15/28 ....................................     2,880     2,856
      5.0% due 08/01/33 ............................ .......     4,395     4,256
      5.0% due 07/25/34 ....................................     2,000     1,930
      5.5% due 06/01/24 ....................................    17,002    17,208
      5.5% due 07/15/31 ....................................     1,117     1,082
      6.0% due 10/15/32 ....................................     3,779     3,911
      6.5% due 04/01/31 ....................................     3,032     3,165
   Federal Home Loan Mortgage Corp. - Debs.
      4.25% due 07/15/09 ...................................     1,785     1,781
      4.5% due 07/15/13 ....................................     2,000     1,913
   Federal Home Loan Mortgage Corp. - Ser. 2640 Cl. WA
      3.5% due 03/15/33 ....................................       780       768
   Federal National Mortgage Assoc. - Bonds
      1.0% due 10/01/33 ....................................     1,774     1,785
      4.25% due 03/25/33 ...................................       716       702
      4.5% due 07/01/18 ....................................    11,986    11,745
      4.5% due 07/25/18 ....................................     7,845     7,664
      5.0% due 10/25/16 ....................................     5,098     5,062
      5.0% due 05/01/18 ....................................     5,098     4,232
      5.0% due 06/01/18 ....................................     5,098     3,241
      5.0% due 07/01/18 ....................................     3,072     3,083
      5.0% due 07/25/18 ....................................     4,500     4,504
      5.0% due 02/01/19 ....................................       574       576
      5.0% due 02/01/19 ....................................     2,577     2,586
      5.0% due 08/25/27 ....................................     6,373     6,266
      5.0% due 07/25/33 ....................................     6,955     6,716
      5.0% due 08/01/33 ....................................     4,587     4,446
      5.0% due 04/01/34 ....................................     7,141     6,906
      5.0% due 04/01/34 ....................................       948       917
      5.0% due 05/01/34 ....................................     7,047     6,815
      5.0% due 05/01/34 ....................................       823       796
      5.5% due 02/01/18 ....................................   $ 9,240   $ 9,474
      5.5% due 11/25/32 ....................................     2,665     2,615
      5.5% due 11/01/33 ....................................     7,712     7,697
      5.5% due 01/01/34 ....................................    14,096    14,069
      5.5% due 03/01/34 ....................................     2,476     2,467
      5.5% due 05/01/34 ....................................     2,397     2,389
      6.0% due 09/01/14 ....................................     1,093     1,142
      6.0% due 03/01/33 ....................................     8,177     8,362
      6.0% due 07/25/33 ....................................     4,830     4,930
      6.0% due 09/01/33 ....................................       568       580
      6.0% due 11/01/33 ....................................     2,525     2,580
      6.0% due 11/01/33 ....................................     1,984     2,028
      6.0% due 02/01/34 ....................................     2,901     2,965
      6.5% due 06/01/32 ....................................     1,187     1,236
      6.5% due 11/01/32 ....................................     1,035     1,078
      6.5% due 02/01/33 ....................................     4,351     4,533
      6.5% due 07/25/33 ....................................     8,275     8,614
      6.5% due 11/01/33 ....................................     1,324     1,380
      6.5% due 12/01/33 ....................................     1,716     1,788
      7.0% due 09/01/10 ....................................       662       703
      7.0% due 01/01/12 ....................................       220       234
      7.0% due 02/01/16 ....................................       700       744
      7.0% due 04/01/17 ....................................       706       750
      7.0% due 04/01/17 ....................................       362       385
      7.0% due 05/01/17 ....................................       149       158
      7.0% due 07/25/33 ....................................     2,200     2,320
   Federal National Mortgage Assoc. - Bonds Cl. 2
      5.0% due 06/01/33 ....................................        62        17
      5.5% due 11/01/33 ....................................     3,089       878
   Federal National Mortgage Assoc. - Bonds Cl. PE
      3.5% due 07/25/33 ....................................     1,444     1,327
   Federal National Mortgage Assoc. - Bonds Ser.
      2002-82 Cl. QL
      5.0% due 05/25/27 ....................................     1,770     1,807
   Federal National Mortgage Assoc. - Bonds Ser.
      2003-49 Cl. JE
      3.0% due 04/25/33 ....................................     1,810     1,652
   Federal National Mortgage Assoc. - Bonds Ser. 2003-58 AD
      3.25% due 07/25/33 ...................................     2,023     1,889
   Federal National Mortgage Assoc. - Bonds Ser.
      2004-11 Cl. 1A
      1.22% due 03/25/34 ...................................     3,883     3,860
   Federal National Mortgage Assoc. - Debs.
      6.625% due 11/15/30 ..................................     1,000     1,101
   Federal National Mortgage Assoc. - Notes
      2.5% due 06/15/08 ....................................     2,000     1,900
      3.25% due 08/15/08 ...................................     2,000     1,947

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
                       --------------                         -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
      4.375% due 03/15/13 .................................   $ 3,550   $  3,386
   Federal National Mortgage Assoc. - Ser.
      2004-W2 Cl. 1A2F
      1.44% due 02/25/44 ..................................     7,261      7,234
   Government National Mortgage Assoc. - Bonds
      5.0% due 05/15/33 ...................................    36,500     35,444
      5.5% due 10/15/33 ...................................     3,071      3,074
      6.0% due 02/15/33 ...................................        79         81
      6.0% due 03/15/33 ...................................     5,360      5,502
      6.0% due 05/15/33 ...................................     5,736      5,888
      6.0% due 12/20/33 ...................................       825        846
      6.5% due 09/15/28 ...................................       406        425
      6.5% due 09/15/29 ...................................       257        270
      6.5% due 08/15/31 ...................................       577        604
   Government National Mortgage Assoc. - Bonds Ser.
      2003 Cl. XA
      3.75% due 05/16/33 ..................................       595        561
   Government National Mortgage Assoc. - Ser.
      2002-30 Cl. Z
      6.5% due 05/20/32 ...................................     1,611      1,670
                                                                        --------
                                                                         300,521
U.S. Governmental - 9.7%
   U.S. Treasury - Bonds
      5.375% due 02/15/31 .................................     9,908      9,993
   U.S. Treasury - Notes
      1.5% due 07/31/05 ...................................    11,000     10,926
      1.625% due 02/28/06 .................................     6,263      6,171
      2.0% due 01/15/14 ...................................     6,104      6,068
      3.0% due 02/15/09 ...................................     8,796      8,523
      3.0% due 07/15/12 ...................................     2,196      2,374
      3.5% due 01/15/11 ...................................     2,792      3,100
      3.875% due 01/15/09 .................................     1,719      1,917
      4.0% due 06/15/09 ...................................     3,536      3,566
      4.75% due 05/15/14 ..................................    24,910     25,170
      6.0% due 08/15/09 ...................................       725        797
      6.875% due 05/15/06 .................................    18,465     19,877
                                                                        --------
                                                                          98,482
Whole Loan CMOs - 4.8%
   Ameriquest Mortgage Securities, Inc. - Ser.
      2004-X2 Cl. A 144A (a)
      1.851% due 06/25/34 .................................     1,900      1,898
   Bank One Issuance Trust - Notes
      4.54% due 09/15/10 ..................................     1,300      1,311
   Bear Stearns ARM Trust - Ser. 2004-6 Cl. 1A1
      4.707% due 07/30/34 .................................     7,000      7,035
   Bear Stearns Trust - Ser. 2004-2 Cl. 1A1
      5.316% due 02/19/05 .................................       800        809
   CWMBS, Inc. - Ser. 2003-J14 Cl. 2A1
      6.25% due 12/25/33 ..................................     5,666      5,758
   CWMBS, Inc. - Ser. 2003-R4 Cl. 2A 144A (a)
      6.5% due 01/25/34 ...................................    $8,107   $  8,326
   CWMBS, Inc. - Ser. 2004 12 Cl. 11A2
      4.431% due 08/25/34 .................................     7,700      7,740
   Global Signal Trust - Ser. 2004-1 Cl D144A (a)
      5.098% due 01/15/34 .................................       900        866
   Greenwich Capital - Ser. 2003-C1 Cl. A4
      4.111% due 07/05/12 .................................       770        710
   Greenwich Capital Commercial Funding Corp. - Ser.
      2003-C2 Cl. A2
      4.022% due 07/05/10 .................................     3,165      3,100
   GS Mortgage Securities Corp. - Ser. 2003-1 Cl. A2
      1.79% due 01/25/32 ..................................     1,100      1,119
   GS Mortgage Securities Corp. - Ser. 2004 Cl. A2C
      1.58% due 05/25/34 ..................................     1,000      1,000
   GS Mortgage Securities Corp. - Ser. 2004-7 Cl. 2A1
      4.191% due 06/01/34 .................................     1,785      1,755
   IMPAC Secured Assets Corp. - Ser. 2004 1 Cl. A3
      3.71% due 03/25/34 ..................................     1,015        990
   Mellon Residential Funding Corp. - Ser.
      2000 TBC2 Cl. A1
      1.34% due 06/15/30 ..................................     1,090      1,082
   Specialty Underwriting - Ser. 2003-BC4 Cl. A3B
      1.0% due 11/25/34 ...................................     1,825      1,779
   Structured Asset Securities Corp. - Ser. 2003 NP3 Cl.
      A1 144A (a)
      1.6% due 11/25/33 ...................................     1,608      1,608
   Structured Asset Securities Corp. - Ser.
      2003-S1 Cl. A1
      1.25% due 08/25/33 ..................................       648        648
   Structured Asset Securities Corp. - Ser.
      2004-6XS Cl. M1
      4.92% due 03/25/34 ..................................     1,100      1,072
                                                                        --------
                                                                          48,606
Wireless Telecommunications Services - 0.3%
   AT&T Wireless, Inc. - Notes
      7.875% due 03/01/11 .................................       584        664
   AT&T Wireless, Inc. - Sr. Notes
      8.75% due 03/01/31 ..................................       340        415
   Mobile Telesystems Finance - Notes
      10.95% due 12/21/04 .................................       245        252
   Mobile Telesystems Finance - Notes 144A (a)
      8.375% due 10/14/10 .................................       400        379

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
                       --------------                         -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued
Wireless Telecommunications Services - Continued
   9.75% due 01/30/08 .....................................    $ 765    $    784
   10.95% due 12/21/04 ....................................      405         418
                                                                        --------
                                                                           2,912
                                                                        --------
                               TOTAL PUBLICLY-TRADED BONDS-
                                            (Cost $899,184)     88.8%    898,210

                                                               Shares
                                                              -------
PREFERRED STOCK

Commercial Services & Supplies - 0.0%
   Glass Tech., Inc. - Ser. A .............................         1          1
Diversified Financials - 0.1%
   J.P. Morgan Chase Capital XII ..........................    31,083        719
Electric/Gas - 0.3%
   Dominion Resources, Inc. ...............................    47,000      2,557
Real Estate Investment Trust - 0.2%
   Delphi Properties, Inc. ................................    39,300      1,006
   Health Care Property Investments,
      Inc. - Ser. F .......................................    31,000        752
   Prologis - Ser. F ......................................    33,400        773
                                                                        --------
                                                                           2,531
                                                                        --------
                                     TOTAL PREFERRED STOCK-
                                               Cost $6,018)       0.6%     5,808

WARRANTS
Commercial Services & Supplies - 0.0% Sunterra Corp.
      expires 07/26/07 ....................................       152          0
                                                                        --------
                                            TOTAL WARRANTS-
                                                  (Cost $0)       0.0%         0
                                                                        --------
                               TOTAL LONG-TERM INVESTMENTS-
                                            (Cost $905,202)      89.4%   904,018

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
COMMERCIAL PAPER

Auto Loan - 0.2%
   Ford Motor Credit Co.
      1.77% due 09/03/04 ..................................   $ 1,900      1,894
Banks - 4.0%
   Danske Corp.
      1.24% due 09/17/04 ..................................     9,300      9,275
      1.27% due 09/20/04 ..................................       100        100
   European Investment Bank
      1.03% due 07/02/04 ..................................     8,200      8,200
   Royal Bank of Scotland
      1.05% due 07/14/04 ..................................     3,800      3,799
      1.135% due 09/01/04 .................................     7,900      7,885
   Svenska Handelsbanken
      1.09% due 08/03/04 ..................................   $   700   $    699
      1.39% due 09/13/04 ..................................     7,600      7,578
   Stadshypotek Delaware, Inc.
      1.49% due 09/23/04 ..................................     3,100      3,089
                                                                        --------
                                                                          40,625
Finance - 3.8%
   Barclays United Funding LLC
      1.21% due 08/23/04 ..................................     4,600      4,592
      1.28% due 09/21/04 ..................................     5,000      4,985
   CDC Commercial
      1.085% due 08/04/04 .................................    10,700     10,689
      1.26% due 09/22/04 ..................................       700        698
   General Electric Capital Corp.
      1.06% due 07/09/04 ..................................       500        500
      1.06% due 07/12/07 ..................................     3,900      3,899
      1.11% due 08/13/04 ..................................       500        499
      1.14% due 09/03/04 ..................................     4,600      4,591
      1.30% due 09/08/04 ..................................     2,000      1,995
   HBOS Treasury Services plc
      1.13% due 09/01/04 ..................................       600        599
   Nestle Capital Corp.
      1.24% due 09/14/04 ..................................     3,800      3,790
   Total Fina Elf Capital
      1.42% due 07/01/04 ..................................       600        600
   UBS Finance Delaware LLC
      1.07% due 07/15/04 ..................................     1,100      1,100
                                                                        --------
                                                                          38,537
U.S. Government Agencies - 7.3%
   Federal Home Loan Bank - Disc. Notes
      1.17% due 07/16/04 ..................................       400        400
      1.25% due 09/01/04 ..................................     1,700      1,696
      1.41% due 09/15/04 ..................................     1,600      1,595
   Federal Home Loan Mortgage Corp. - Disc. Notes
      1.01% due 07/15/04 ..................................     1,500      1,499
      1.055% due 08/03/04 .................................     2,800      2,797
      1.175% due 08/24/04 .................................     5,900      5,890
      1.12% due 08/10/04 ..................................     3,900      3,895
      1.20% due 08/09/04 ..................................       500        499
      1.20% due 09/08/04 ..................................     3,000      2,993
      1.56% due 10/20/04 ..................................     3,800      3,782
   Federal National Mortgage Assoc. - Disc. Notes
      1.01% due 07/20/04 ..................................     4,000      3,998
      1.055% due 08/04/04 .................................     3,900      3,896
      1.06% due 07/21/04 ..................................     4,300      4,298
      1.105% due 09/01/04 .................................    18,200     18,162
      1.185% due 08/25/04 .................................     3,100      3,094
      1.20% due 09/08/04 ..................................    10,300     10,272

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
ACTIVE BOND FUND
                                                             Par       Market
             Name of Issuer                                 Value       Value
             --------------                                -------   ----------
                                                           (000's)     (000's)

COMMERCIAL PAPER - Continued

U.S. Governement Agencies - Continued
   1.435% due 09/22/04..................................   $ 2,200   $    2,193
   1.53% due 10/18/04...................................     3,200        3,185
                                                                     ----------
                                                                         74,144
                                                                     ----------
                                 TOTAL COMMERCIAL PAPER-
                                         (Cost $155,200)      15.3%     155,200

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 9.7%
   State Street Navigator Securities
      Lending Portfolio.................................    97,538       97,538

SHORT-TERM INVESTMENTS - 5.3%

   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $53,897).......................................    53,897       53,897
                                                           -------   ----------
                                     TOTAL INVESTMENTS-
                                       (Cost $1,211,837)     119.7%   1,210,653
                    Payables, less cash and receivables-     (19.7)%   (199,521)
                                                           -------   ----------
                                             NET ASSETS-     100.0%  $1,011,132
                                                           =======   ==========

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $69,401 or 6.9% of net assets of the Portfolio.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Active Bond Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint repurchase agreements: The Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended June 30, 2004, the Fund had no bank borrowings.

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $96,093                  $97,538

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. As of June 30, 2004, the Fund had open forward currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                       Principal Amount                        Unrealized
                     Covered by Contract   Expiration Month   Gain (Loss)
Currency Purchased   -------------------   ----------------   -----------
------------------
Brazilian Real                49                  July 04         $(1)
Brazilian Real                27                August 04           1
Brazilian Real                92             September 04           2
Chilean Peso                 143                August 04          --
Chilean Peso                  94             September 04           1
Hong Kong Dollar              80                  July 04          --
Hong Kong Dollar              80                August 04          --
Hong Kong Dollar             100             September 04          --
Indian Rupee                 150             September 04          (3)
Japanese Yen               4,686                  July 04          17
South Korean Won              79                  July 04           1
South Korean Won              78                August 04           2
South Korean Won             101             September 04           1
Mexican Peso                  66                August 04           1
Mexican Peso                 570             September 04           1
Mexican Peso                  29                August 04          --
Mexican Peso                  97                August 04          (2)
Peruvian Nouveau              30                August 04          --
Peruvian Nouveau             100             September 04          --
New Russian Ruble             58                  July 04           1
New Russian Ruble             29                August 04          --
New Russian Ruble             97             September 04          --
Singapore Dollar              80                  July 04          (1)
Singapore Dollar              79                August 04          --
Singapore Dollar              99             September 04          --
New Taiwan Dollar             30                August 04          --
New Taiwan Dollar             98             September 04          --
South African Rand            30                August 04           3
South African Rand           104             September 04           4
                                                                  ---
                                                                  $28
                                                                  ===

Currency Sold
-------------
Euro                       6,804                  July 04         $69
South African Rand            19                August 04          --
South African Rand            63             September 04          --
                                                                  ---
                                                                  $69
                                                                  ===

     Options: The Fund may use option contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     When the Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When the Fund writes an option, the premium received by the Fund is presented in the Fund's Statment of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not preform under the contracts' terms.

     As of June 30, 2004, the Fund had open written options as follows:

                             Open
                           Contracts   Strike Price   Expiration Month   Market Value
                           ---------   ------------   ----------------   ------------
OTC EWPO 3ML 6.0 (Put)       19,000         6.0          October 04         $ (13)
OTC EWPO 3ML 3.8 (Call)      19,000         3.8          October 04            (3)
OTC EWPO 3ML 5.5 (Put)       17,500         5.5          October 04          (157)
OTC EWCO 3ML 3.75 (Call)     32,200        3.75          October 04           (--)
                                                                            -----
                                                                            $(173)
                                                                            =====

     Swap Agreements: The Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Net market value is reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as income or expense when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     Swap agreements which were open for the period ended June 30, 2004 are summarized as follows:

                                                                  Net Unrealized
                                                                   Appreciation
Par Value           Interest Rate Swaps           Counter Party   (Depreciation)
---------           -------------------           -------------   --------------
    2,800   To make or receive monthly           Morgan Stanley      $    (6)
            payments through 9/30/2004 based
            on floating rate of 1 Month LIBOR
            minus 0.65%, adjusted every month.

   71,100   To make or receive semi-annual       Morgan Stanley       (2,101)
            payments through 12/15/2009
            based on the difference between
            (A) the fixed rate of 4.00% and
            (B) floating rate of 3 Month
            LIBOR, adjusted every 3 months.

   16,000   To make or receive semi-annual           Bank of            (473)
            payments through 12/15/2009              America
            based on the difference between
            (A) the fixed rate of 4.0% and (B)
            floating rate of 3 Month LIBOR,
            adjusted every 3 months.

   23,500   To make or receive semi-annual          Barclays            (303)
   (EURO)   payments through 6/17/2010 based
            on the difference between (A) the
            fixed rate of 4.0% and (B)
            floating rate of 6 Month EURIBOR,
            adjusted every 6 months.

   17,300   To make or receive semi-annual          JP Morgan            448
            payments through 12/15/2014
            based on the difference between
            (A) the fixed rate of 5.00% and
            (B) floating rate of 3 Month
            LIBOR, adjusted every 3 months.

   31,200   To make or receive semi-annual             UBS               450
    (GBP)   payments through 3/20/2018 based
            on the difference between (A) the
            fixed rate of 5.00% and (B)
            floating rate of 6 Month LIBOR,
            adjusted every 6 months.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                  Net Unrealized
                                                                   Appreciation
Par Value           Interest Rate Swaps           Counter Party   (Depreciation)
---------           -------------------           -------------   --------------
 38,800     To make or receive semi-annual             UBS           $   575
 (EURO)     payments through 3/20/2018 based
            on the difference between (A) the
            fixed rate of 6.00% and (B)
            floating rate of 6 Month EURIBOR,
            adjusted every 6 months.
                                                                     -------
                                                                     $(1,410)
                                                                     =======

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $693, $96, $3,265 and $2,190 which expire in 2007, 2008, 2009 and 2010, respectively.

     Certain of the above losses may be limited under sections 382 - 384 of the Internal Revenue Code, as amended.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred approximately $1,579 in net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending on December 31, 2004.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

                          Between            Between            Between
                     $100 Million and   $250 Million and   $500 Million and   Excess Over
First $100 Million     $250 Million       $500 Million        $1 Billion       $1 Billion
------------------   ----------------   ----------------   ----------------   -----------
       0.70%               0.65%              0.61%              0.58%           0.55%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements to the Fund.

     John Hancock has entered into Sub-Advisory Agreements with Declaration Management & Research LLC, and John Hancock Advisors with respect to the Fund. Each is an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund. John Hancock has also entered into a Sub-Advisory Agreement with Pacific Investment Management Company LLC, and under its supervision, is also responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

 Purchases    Sales and Maturities
 ---------    --------------------
 $2,038,786        $1,956,696

     As of June 30, 2004, transactions for written options were as follows:

                          Contracts   Premium ($)
                          ---------   -----------
Beginning of period         38,000        329
Options opened              49,700        355
Options closed/expired          --         --
                            ------        ---
End of period               87,700        684

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$1,107,455     $172,839      $(151,784)       $21,055

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and premium amortization and market discount accretion on debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
  Ordinary      Net Long-Term    Capital Loss   Net Unrealized
   Income        Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--            $6,244          $21,055

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $66,299                $5,737                  $--
2002          52,675                    --                   --

     Included in the Fund's 2003 distributions from ordinary income is $21,924 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

NOTE E--COMBINATION

     On April 25, 2003, the shareholders of the Fund (acquiring fund) approved the combination of the funds in the following table:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION--Continued

 Acquiring Fund       Target Fund
---------------   -------------------
VST Active Bond   VA Strategic Income

     This combination provided for the transfer of substantially all of the assets and liabilities of the target fund to the acquiring fund in exchange solely for the fund shares of the acquiring fund. The acquisition was accounted for as tax-free exchange as follows:

                       Trust Shares                   Target Fund    Acquiring Fund       Acquiring Fund
   Acquiring Fund        Issued by     Target Fund    Unrealized    Net Assets Prior   Aggregate Net Assets
  vs. Target Fund     Acquiring Fund    Net Assets   Appreciation    to Combination      After Combination
-------------------   --------------   -----------   ------------   ----------------   --------------------
VST Active Bond
vs.
VA Strategic Income        8,433         $83,358        $2,176         $1,016,994           $1,100,351

                                                          Inception: May 1, 1998
--------------------------------------------------------------------------------
Bond Index Fund

Standish Mellon Asset Management Company LLC                      Gregory Curran
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 0.0% (amount less than 0.01%), underperforming its benchmark, the Lehman Brothers Aggregate Bond Index. Relative to Morningstar peers, the Fund has an average rating of 3 with an average risk profile.

..    The Fund continues to meet its long-term investment objective to closely track the performance of the Lehman Brothers Aggregate Index, which covers the U.S. investment grade fixed-rate bond market.

..    The manager seeks to track the performance of the Fund's benchmark by investing in a representative sample of securities selected through proprietary quantitative techniques. Issues are selected to best match the risk characteristics of the 6,976 plus securities in the benchmark, including price sensitivity, industry, and quality exposure.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
U.S. Treasury                                                              21.3%
Federal National Mortgage Assoc.                                           20.1%
Federal Home Loan Mortgage Corp.                                           18.9%
Government National Mortgage Assoc.                                         4.5%
Federal Home Loan Bank                                                      2.2%
General Electric Corp.                                                      1.2%
General Motors Corp.                                                        1.2%
Morgan Stanley Group, Inc.                                                  1.1%
JP Morgan Chase & Co.                                                       1.1%
Wachovia Corp.                                                              0.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                       Bond Index    Bond Index
                                                          Fund      Benchmark/4/
                                                       ----------   ------------
YTD/3/                                                     0.0%         0.15%
1 Year                                                     0.0          0.33
3 Years                                                   5.97          6.36
5 Years                                                   6.53          6.91
Since Inception (5/1/98)                                  6.01          6.38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Intermediate Term-Bond

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND COMPOSITION (as of June 30, 2004)/2/

                                                                           % of
Credit Quality                                                            Assets
--------------                                                            ------
AAA/Government/Agency                                                     74.36%
AA                                                                         1.85%
A                                                                         12.16%
BBB                                                                       11.48%
BB & lower                                                                 0.15%
Not Rated/Other                                                              NA
Weighted Average Yield                                                     4.77%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 295 VL/VUL subaccounts and 488 VA subaccounts in the Morningstar Intermediate Term Bond category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The benchmark is the Lehman Brothers Government/Credit Bond Index from May 1998 to January 2001, and the Lehman Brothers Aggregate Bond Index from February 2001 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Bond Index Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $50,439 of securities
   loaned  (Note B)) ...............................................   $192,378
Net unrealized appreciation of investments .........................      1,102
Short-term investments at value ....................................     54,539
                                                                       --------
      Total investments ............................................    248,019
Receivable for:
   Interest ........................................................      2,317
                                                                       --------
Total assets .......................................................    250,336
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................        396
   Collateral for securities on loan ...............................     51,182
   Accrued operating expenses ......................................         28
                                                                       --------
Total liabilities ..................................................     51,606
                                                                       --------
Net assets .........................................................   $198,730
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..     20,088
                                                                       --------
Net asset value per share ..........................................   $   9.89
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $197,771
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ................................       (166)
   Undistributed net investment income .............................         23
   Net unrealized appreciation of Investments ......................      1,102
                                                                       --------
Net assets .........................................................   $198,730
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Bond Index Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $  5,182
   Securities lending ..............................................         17
                                                                       --------
Total investment income ............................................      5,199
                                                                       --------
EXPENSES
   Investment advisory fee .........................................        144
   Auditors fees ...................................................         13
   Custodian fees ..................................................         72
   Legal fees ......................................................         14
   Printing & mailing fees .........................................         18
   Trustees'fees ...................................................          3
   Other fees ......................................................          3
                                                                       --------
Total expenses .....................................................        267
   Less expenses reimbursed ........................................        (21)
                                                                       --------
Net expenses .......................................................        246
                                                                       --------
Net investment income ..............................................      4,953
                                                                       --------
REALIZED AND UNREALIZED LOSS
   Net realized loss on investments ................................        (90)
   Change in unrealized depreciation on investments ................     (4,706)
                                                                       --------
Net realized and unrealized loss ...................................     (4,796)
                                                                       --------
Net increase in net assets resulting from operations ...............   $    157
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Bond Index Fund
(000's Omitted)

                                                                             Unaudited
                                                                             Six-Month
                                                                           Period Ended    Year Ended
                                                                             June 30,     December 31,
                                                                               2004           2003
                                                                           ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ...............................................     $  4,953      $  10,717
   Net realized gain (loss) ............................................          (90)           207
   Change in net unrealized depreciation ...............................       (4,706)        (3,166)
                                                                             --------      ---------
      Net increase in net assets resulting from operations .............          157          7,758
Distributions to shareholders from:
   Net investment income ...............................................       (4,930)       (10,677)
   Realized gains ......................................................                        (947)
                                                                             --------      ---------
      Decrease in net assets resulting from distributions ..............       (4,930)       (11,624)
From fund share transactions:
   Proceeds from shares sold ...........................................       21,182        108,981
   Distributions reinvested ............................................        4,930         11,624
   Payment for shares redeemed .........................................      (38,270)      (109,173)
                                                                             --------      ---------
      Increase (decrease) in net assets from fund share transactions ...      (12,158)        11,432
                                                                             --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ..................................      (16,931)         7,566

NET ASSETS
   Beginning of Period .................................................      215,661        208,095
                                                                             --------      ---------
   End of Period (including undistributed net investment income of
      $23 and $0, respectively) ........................................     $198,730      $ 215,661
                                                                             ========      =========
Analysis of fund share transactions:
   Sold ................................................................        2,097         10,603
   Reinvested ..........................................................          490          1,136
   Redeemed ............................................................       (3,782)       (10,661)
                                                                             --------      ---------
Net increase (decrease) in fund shares outstanding .....................       (1,195)         1,078
                                                                             ========      =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                 Bond Index Fund
                                                        ------------------------------------------------------------------
                                                         Unaudited
                                                        Period Ended                  Year Ended December 31,
                                                          June 30,       -------------------------------------------------
                                                            2004           2003          2002          2001          2000
                                                        ------------     --------      --------      --------      -------
Net Assets Value at Beginning of Period .............   $  10.13         $  10.30      $   9.89      $   9.74      $  9.32
Income from Investment Operations:
   Net Investment Income ............................       0.24             0.48          0.54          0.57         0.62
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) .................................      (0.24)           (0.12)         0.42          0.17         0.43
                                                        --------         --------      --------      --------      -------
   Total From Investment Operations .................       0.00             0.36          0.96          0.74         1.05
Less Distributions:
   Distribution from Net Investment Income ..........      (0.24)           (0.48)        (0.51)        (0.58)       (0.63)
   Distribution from Net Realized Gains on
      Investments ...................................                       (0.05)        (0.04)        (0.01)
                                                        --------         --------      --------      --------      -------
   Total Distributions ..............................      (0.24)           (0.53)        (0.55)        (0.59)       (0.63)
                                                        --------         --------      --------      --------      -------
Net Assets Value at End of Period ...................   $   9.89         $  10.13      $  10.30      $   9.89      $  9.74
                                                        ========         ========      ========      ========      =======
Total Investment Return(b) ..........................           (g)(e)       3.60%         9.95%         7.76%       11.81%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ........................................       0.24%(c)(f)      0.24%(c)      0.22%(c)      0.24%        0.25%(c)
   Ratio of Net Investment Income to Average Net
      Assets ........................................       4.84%(f)         4.73%         5.30%         5.77%(d)     6.80%
   Portfolio Turnover Rate ..........................       9.97%(e)        40.22%        57.31%        68.70%       40.46%
Net Assets End of Period (000's Omitted) ............   $198,730         $215,661      $208,095      $129,358      $64,768

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .26% for the period ending June 30, 2004, and .24%, .25%, and .27%, for the years ended December 31, 2003, 2002, and 2000, respectively.

(d) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.37% for the years ended December 31, 2001.

(e)  Not annualized.

(f)  Annualized.

(g)  Less than 0.01%.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.4%
   Boeing Corp.
   8.75% due 09/15/31 ......................................    $   90   $   116
   Lockheed Martin Corp.
   8.2% due 12/01/09 .......................................       200       234
   Northrop-Grumman Corp. - Debs.
   7.75% due 03/01/16 ......................................        75        88
   Raytheon Co. - Notes
   6.75% due 08/15/07 ......................................       200       217
   United Technologies Corp. - Debs.
   8.875% due 11/15/19 .....................................        50        65
                                                                         -------
                                                                             720
Airlines - 0.2%
   Delta Air Lines, Inc. - Ser. 00-1
   7.57% due 11/18/10 ......................................       320       297

Auto Loan - 1.2%
   Ford Motor Credit Co.
   6.125% due 01/09/06 .....................................       800       828
   Ford Motor Credit Co. - Bonds
   7.375% due 02/01/11 .....................................       250       264
   General Motors Acceptance Corp. - Notes
   6.125% due 09/15/06 .....................................       400       416
   7.75% due 01/19/10 ......................................       400       434
   8.0% due 11/01/31 .......................................       430       441
   Toyota Motor Credit Corp. - Notes
   5.5% due 12/15/08 .......................................        60        63
                                                                         -------
                                                                           2,446
Automobiles - 0.6%
   DaimlerChrysler NA Holding Co.
   7.2% due 09/01/09 .......................................       650       707
   Delphi Automotive Systems Corp. - Debs.
   7.125% due 05/01/29 .....................................        50        50
   Delphi Automotive Systems Corp. - Notes
   6.5% due 05/01/09 .......................................       200       210
   Ford Motor Co. - Bonds
   6.625% due 02/15/28 .....................................       350       307
                                                                         -------
                                                                           1,274
Banks - 5.2%
   African Development Bank - Sub. Notes
   6.875% due 10/15/15 .....................................        35        39
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 .......................................       350       402
   Bank One Corp.
   7.875% due 08/01/10 .....................................       300       347
   Bank One Corp. - Notes
   6.875% due 08/01/06 .....................................     1,000     1,070
   BankAmerica Corp. - Sub. Notes
   6.5% due 03/15/06 .......................................       150       159
   Chase Manhattan Corp. - Sub. Notes
   7.125% due 02/01/07 .....................................       225       245
   Credit Suisse First Boston
   6.5% due 01/15/12 .......................................    $  400   $   430
   Credit Suisse First Boston, Inc. - Notes
   5.875% due 08/01/06 .....................................       500       526
   European Investment Bank - Global Notes
   4.625% due 03/01/07 .....................................       800       827
   Fleet Boston Corp. - Sub. Notes
   7.375% due 12/01/09 .....................................       100       113
   Fleet Financial Group, Inc. - Sub. Debs.
   6.7% due 07/15/28 .......................................        75        78
   HSBC Holdings Plc
   7.5% due 07/15/09 .......................................       150       169
   InterAmerican Development Bank - Debs.
   8.5% due 03/15/11 .......................................       200       242
   Intermediate American Development Bank - Bonds
   6.125% due 03/08/06 .....................................     1,300     1,373
   International Bank of Reconstruction & Development -
      Notes
   5.0% due 03/28/06 .......................................       750       779
   JP Morgan Chase & Co. - Notes
   5.25% due 05/30/07 ......................................     1,000     1,044
   National City Bank of Pennsylvania - Sub. Notes
   7.25% due 10/21/11 ......................................        50        58
   NationsBank Corp. - Sub. Notes
   7.75% due 08/15/15 ......................................       400       464
   Royal Bank of Scotland plc - Sub. Notes
   6.4% due 04/01/09 .......................................       150       163
   United Bank National Association of Minneapolis
   6.375% due 08/01/11  ....................................       325       351
   Wachovia Corp. - Notes
   4.95% due 11/01/06 ......................................     1,350     1,398
   Wachovia Corp. - Sub. Notes
   5.625% due 12/15/08  ....................................        75        78
                                                                         -------
                                                                          10,355
Beverages - 0.4%
   Anheuser Busch Cos., Inc.
   9.0% due 12/01/09 .......................................       470       571
   Coca-Cola Enterprises, Inc. - Debs.
   8.5% due 02/01/22 .......................................       100       127
   Pepsi Bottling Group, Inc. - Sr. Notes - Ser. B
   7.0% due 03/01/29 .......................................       100       111
                                                                         -------
                                                                             809
Chemicals - 0.2%
   E.I. Du Pont De Nemours
   6.5% due 01/15/28 .......................................       150       160
   Eastman Chemical - Debs.
   7.6% due 02/01/27 .......................................        50        55

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Chemicals - Continued
   Morton International, Inc. - Debs.
   9.25% due 06/01/20 ......................................    $   40    $   52
   Rohm & Haas Co. - Notes
   7.4% due 07/15/09 .......................................        80        90
                                                                          ------
                                                                             357
Commercial Services & Supplies - 0.3%
   First Data Corp. - Sr. Notes
   5.625% due 11/01/11 .....................................       400       417
   Honeywell International, Inc. - Notes
   7.5% due 03/01/10 .......................................        75        86
                                                                          ------
                                                                             503
Communications Equipment - 0.2%
   Motorola, Inc. - Notes
   6.75% due 02/01/06 ......................................       300       315
Computers & Peripherals - 0.5%
   Hewlett - Packard Co. - Notes
   7.15% due 06/15/05 ......................................       200       209
   International Business Machines Corp. - Debs.
   7.0% due 10/30/25 .......................................       100       111
   International Business Machines Corp. - Notes
   4.25% due 09/15/09 ......................................       600       599
                                                                          ------
                                                                             919
Credit Card - 0.8%
   American Express Co. - Notes
   4.875% due 07/15/13 .....................................       150       145
   MBNA Credit Card Master Note Trust - Ser. 2002-1 Notes
      Cl. A
   4.95% due 06/15/09 ......................................     1,000     1,041
   MBNA Master Credit Card Trust II - Notes
   6.5% due 04/15/10 .......................................       400       436
                                                                          ------
                                                                           1,622
Diversified Financials - 4.3%
   Bear Stearns & Co., Inc. - Notes
   5.7% due 11/15/14 .......................................       240       241
   Chase Commercial & Mortgage Securities Corp. - Ser.
      1997-2 Pass Thru Certs Cl. A2
   6.6% due 12/19/29 .......................................       461       488
   Chase Commercial Mortgage Securities
      Corp. - Ser. 200-2 CTF Cl. A2
   7.631% due 07/15/32 .....................................       300       340
   Citicorp Capital II
   8.015% due 02/15/27 .....................................       100       110
   Citigroup, Inc.
   7.25% due 10/01/10 ......................................       400       451
   Citigroup, Inc. - Notes
   6.625% due 01/15/28 .....................................       100       105
   Citigroup, Inc. - Sub. Notes
   5.875% due 02/22/33 .....................................    $  190    $  179
   GE Capital Commercial Mortgage Corp. - Ser. 2001-2 Cl. A4
   6.59% due 08/11/33 ......................................       550       589
   Goldman Sachs Capital
   6.345% due 02/15/34 .....................................       160       150
   Goldman Sachs Group, Inc. - Notes
   7.35% due 10/01/09 ......................................       500       562
   Hartford Financial Services Group, Inc. - Sr. Notes
   7.75% due 06/15/05 ......................................       150       157
   Kreditanstalt Fur Wiederaufbau - Notes
   3.25% due 03/30/09 ......................................       500       485
   Morgan Stanley Capital, Inc. - CTF 1998- WF1 Cl. A1
   6.25% due 03/15/30 ......................................       205       207
   Morgan Stanley Capital, Inc. - Pass Thru Certs. Ser.
      1999-RM1
   6.37% due 12/15/31 ......................................       603       633
   Morgan Stanley Group, Inc.
   6.1% due 04/15/06 .......................................     1,065     1,121
   6.75% due 04/15/11 ......................................       250       274
   Prudential Commercial Mortgage Trust - Cl. A2
   4.493% due 02/11/36 .....................................       450       428
   Salomon Brothers Commercial & Mortgage Trust - Ser.
      2000-C3 Pass Thru Certs Cl. A2
   6.592% due 12/18/33 .....................................       500       544
   Salomon Brothers Mortgage Securities Inc. - Pass Thru
      Certs - Ser. 2000-C1 Cl. A2
   7.52% due 12/18/09 ......................................       300       339
   Wells Fargo & Co. - Sub. Notes
   6.875% due 04/01/06 .....................................     1,100     1,173
                                                                          ------
                                                                           8,576
Diversified Telecommunication Services - 1.2% AT&T Corp. -
   Notes
   6.5% due 03/15/13 .......................................       340       316
   Bell Canada
   7.75% due 04/01/06 ......................................       125       134
   Bellsouth Corp. - Notes
   6.875% due 10/15/31 .....................................       200       208
   British Telecommunications plc - Notes
   8.375% due 12/15/10 .....................................       200       234
   8.875% due 12/15/30 .....................................       130       160
   France Telecom SA - Notes
   8.7% due 03/01/06 .......................................       350       375
   10.0% due 03/01/31 ......................................       100       126
   GTE Corp. - Debs.
   6.94% due 04/15/28 ......................................       100       102
   Telefonica Europe BV - Notes
   8.25% due 09/15/30 ......................................       100       122

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
   Vodafone Group plc
   7.75% due 02/15/10 ......................................    $  500    $  573
                                                                          ------
                                                                           2,350
Electric Utilities - 0.0%
   CalEnergy Co., Inc. - Bonds
   8.48% due 09/15/28 ......................................        60        72
Electric/Gas - 1.4%
   Alabama Power Co. - Sr. Notes
   5.5% due 10/15/17 .......................................       100        99
   5.7% due 02/15/33 .......................................        80        76
   Cincinnati Gas & Electric Co. - Debs
   5.7% due 09/15/12 .......................................       300       307
   Constellation Energy Group, Inc. - Notes
   7.0% due 04/01/12 .......................................       240       261
   Dominion Resources, Inc.
   8.125% due 06/15/10 .....................................       200       231
   Duke Energy Co. - Sr. Notes
   5.625% due 11/30/12 .....................................       400       399
   Keyspan Corp.
   7.25% due 11/15/05 ......................................       100       106
   Niagara Mohawk Power Corp.
   7.75% due 10/01/08 ......................................       200       225
   Oncor Electric Delivery Co. - Sr. Sec. Notes
   6.375% due 05/01/12 .....................................       400       428
   Ontario Hydro
   6.1% due 01/30/08 .......................................       100       107
   Progress Energy, Inc. - Sr. Notes
   7.1% due 03/01/11 .......................................       500       548
                                                                          ------
                                                                           2,787
Finance - 3.8%
   Ameritech Capital Funding Corp.
   6.875% due 10/15/27 .....................................        60        62
   Anardarko Finance Co. - Sr. Notes
   6.75% due 05/01/11 ......................................       200       220
   Boeing Capital Corp. - Sr. Notes
   7.1% due 09/27/05 .......................................       500       528
   Countrywide Funding Corp.
   5.5% due 02/01/07 .......................................       200       209
   Deutsche Telekom International Finance
   8.75% due 06/15/30 ......................................       300       365
   Devon Financing Corp. United L C - Notes
   6.875% due 09/30/11 .....................................       400       435
   Financing Corp.
   8.6% due 09/26/19 .......................................       150       196
   General Electric Capital Corp.
   6.0% due 06/15/12 .......................................       550       580
   6.125% due 02/22/11 .....................................     1,150     1,232
   Household Finance Corp. - Notes
   8.0% due 07/15/10 .......................................       350       406
   Household Finance Corp. - Sr. Unsub. Notes
   5.875% due 02/01/09 .....................................       280       296
   KFW International Finance, Inc. - Sr. Notes
   5.25% due 06/28/06 ......................................    $  300    $  314
   Lehman Brothers Holdings, Inc. - Notes
   6.25% due 05/15/06 ......................................       500       528
   Lehman Brothers, Inc. - Sr. Sub. Notes
   7.5% due 08/01/26 .......................................       150       171
   National Rural Utilities Cooperative Finance - Notes
   5.75% due 08/28/09 ......................................       700       739
   Sprint Capital Corp.
   6.875% due 11/15/28 .....................................       150       144
   7.625% due 01/30/11 .....................................       300       332
   Sumitomo Bank International Finance NV - Notes
   8.5% due 06/15/09 .......................................       100       116
   Verizon Global Funding Corp. - Notes
   7.25% due 12/01/10 ......................................       230       257
   Washington Mutual Capital I
   8.375% due 06/01/27 .....................................        60        67
   Washington Mutual Finance Corp. - Sr. Notes
   6.25% due 05/15/06 ......................................       300       318
                                                                          ------
                                                                           7,515
Financials - 0.1%
   Aetna Inc.
   7.625% due 08/15/26 .....................................       100       112
Food & Drug Retailing - 0.3%
   Albertson's, Inc. - Notes
   6.625% due 06/01/28 .....................................        50        49
   Albertson's, Inc. - Sr. Notes
   7.5% due 02/15/11 .......................................       345       389
   Safeway, Inc. - Notes
   5.8% due 08/15/12 .......................................       150       151
                                                                          ------
                                                                             589
Food Products - 0.8%
   Conagra Foods, Inc. - Notes
   7.875% due 09/15/10 .....................................       250       289
   Conagra, Inc. - Debs.
   9.75% due 03/01/21 ......................................        75       100
   General Mills, Inc. - Notes
   6.0% due 02/15/12 .......................................       250       262
   Kellogg Co. - Debs. - Ser. B
   7.45% due 04/01/31 ......................................       100       115
   Kraft Foods, Inc. - Notes
   4.625% due 11/01/06 .....................................       300       307
   5.25% due 10/01/13 ......................................       325       317
   Sara Lee Corp. - Notes
   6.25% due 09/15/11 ......................................       100       108
   The Kroger Co.
   8.05% due 02/01/10 ......................................       150       173
                                                                          ------
                                                                           1,671

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Governmental - 2.3%
   Government of Canada
   5.25% due 11/05/08 ......................................    $  125    $  132
   Government of New Zealand - Debs.
   8.75% due 12/15/06 ......................................       120       135
   Hydro-Quebec
   8.4% due 01/15/22 .......................................       100       128
   Kingdom of Spain
   7.0% due 07/19/05 .......................................       250       262
   Malaysia - Bonds
   8.75% due 06/01/09 ......................................        50        59
   Manitoba Province Canada - Ser. BU
   9.625% due 12/01/18 .....................................       300       424
   Province of Ontario - Bonds
   6.0% due 02/21/06 .......................................       300       315
   Province of Quebec - Debs.
   7.5% due 07/15/23 .......................................       100       120
   Republic of Greece - Notes
   6.95% due 03/04/08 ......................................       405       446
   Republic of Italy - Debs.
   6.875% due 04/15/03 .....................................       460       520
   Republic of Korea - Unsub. Notes
   8.875% due 04/15/08 .....................................       600       696
   United Mexican States - Notes
   9.875% due 02/01/10 .....................................       970     1,165
   United Mexican States - Notes Ser. A
   8.3% due 08/15/31 .......................................       200       210
                                                                          ------
                                                                           4,612
Gas Utilities - 0.2%
   Sempra Energy - Notes
   6.0% due 02/01/13 .......................................       400       413
Home Equity Loan - 0.1%
   Countrywide Home Loan Corp.
   6.25% due 04/15/09 ......................................       250       267
Insurance - 0.3%
   Allstate Corp.
   7.2% due 12/01/09 .......................................       170       194
   AXA - Sub Notes
   8.6% due 12/15/30 .......................................       120       147
   Hartford Life, Inc. - Debs.
   7.65% due 06/15/27 ......................................        50        58
   Torchmark, Inc. - Debs.
   8.25% due 08/15/09 ......................................       100       113
   Travelers Property Casualty Corp. - Sr. Notes
   7.75% due 04/15/26 ......................................        50        57
                                                                          ------
                                                                             569
Machinery - 0.2%
   Caterpillar, Inc. - Debs.
   8.0% due 02/15/23 .......................................        50        61
   John Deere Capital Corp. - Global Notes
   5.1% due 01/15/13 .......................................       170       169
   John Deere Capital Corp. - Notes
   6.0% due 02/15/09 .......................................    $   60    $   64
                                                                          ------
                                                                             294
Media - 1.7%
   Clear Channel Communications, Inc.
   7.65% due 09/15/10 ......................................       400       451
   Comcast Cable Communications - Notes
   8.875% due 05/01/17 .....................................        75        91
   Cox Communications, Inc. - Notes
   5.5% due 10/01/15 .......................................       300       289
   News America Holdings, Inc. - Debs.
   7.7% due 10/30/25 .......................................       100       113
   News America Holdings, Inc. - Sr. Debs.
   7.75% due 01/20/24 ......................................       180       204
   TCI Communications, Inc. - Sr. Notes
   7.125% due 02/15/28 .....................................        70        73
   The Walt Disney Co. - Sr. Notes
   6.75% due 03/30/06 ......................................     1,000     1,059
   Time Warner Entertainment, Inc. - Sr. Notes
   8.375% due 07/15/33 .....................................       200       234
   Time Warner, Inc.
   7.625% due 04/15/31 .....................................        75        81
   Time Warner, Inc. - Debs.
   7.25% due 10/15/17 ......................................       350       379
   Viacom, Inc.
   7.875% due 07/30/30 .....................................        50        59
   Viacom, Inc. - Sr. Notes
   7.75% due 06/01/05 ......................................       350       366
                                                                          ------
                                                                           3,399
Metals & Mining - 0.2%
   ALCOA, Inc. - Notes
   7.375% due 08/01/10 .....................................       200       227
   Noranda, Inc. - Debs.
   7.0% due 07/15/05 .......................................       200       206
                                                                          ------
                                                                             433
Multi-Utilities - 0.2%
   United Technologies Corp. - Notes
   6.1% due 05/15/12 .......................................       180       193
   United Utilities plc - Notes
   6.875% due 08/15/28 .....................................       100       104
                                                                          ------
                                                                             297
Multiline Retail - 0.3%
   Federated Department Stores, Inc.
   6.625% due 04/01/11 .....................................       200       217
   Target Corp. - Notes
   7.5% due 08/15/10 .......................................       100       115
   Wal Mart Stores, Inc.
   7.55% due 02/15/30 ......................................       110       132

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Multiline Retail - Continued
   Wal-Mart Stores, Inc. - Debs.
   6.75% due 10/15/23 ......................................    $  100    $  110
                                                                          ------
                                                                             574
Municipal - 0.3%
   Illinois Saint
   5.1% due 06/01/33 .......................................       230       204
   Massachusetts Special Purpose Trust - Ser. BEC-1 Cl. A5
   7.03% due 03/15/12 ......................................       150       167
   Tennessee Valley Authority
   6.75% due 11/01/25 ......................................       260       289
                                                                          ------
                                                                             660
Oil & Gas - 0.6%
   Burlington Resources, Inc - Debs.
   9.125% due 10/01/21 .....................................        90       116
   Chevron Texaco Capital Co. - Notes
   3.5% due 09/17/07 .......................................       600       599
   Norsk Hydro A/S
   7.25% due 09/23/27 ......................................        75        84
   Occidental Petroleum Corp. - Debs.
   7.2% due 04/01/28 .......................................        40        45
   Phillips Petroleum Co. - Debs.
   6.65% due 07/15/18 ......................................        50        55
   Tosco Corp.
   8.125% due 02/15/30 .....................................       110       136
   Trans-Canada Pipelines
   7.7% due 06/15/29 .......................................       100       118
   Union Oil Co. of California
   7.5% due 02/15/29 .......................................        60        68
                                                                          ------
                                                                           1,221
Other Mortgage - 1.0%
   GMAC Commercial Mortgaged Securities, Inc. - CTF - Ser.
      1998-C1 Cl. A2
   6.7% due 05/15/30 .......................................       900       974
   LB Commercial Conduit Mortgage Trust - Ser. 1999-C2 Pass
      Thru Certs. Cl. A2
   7.325% due 09/15/09 .....................................       400       448
   LU UBS Commercial Mortgage Trust - Ser. 2000-C5 Pass Thru
      Certs. Cl. A1
   6.41% due 01/15/10 ......................................       592       629
                                                                          ------
                                                                           2,051
Paper & Forest Products - 0.5%
   International Paper Co. - Notes
   6.75% due 09/01/11 ......................................       250       271
   MeadWestvaco Corp. - Notes
   6.85% due 04/01/12 ......................................       100       107
   Westvaco Corp. - Notes
   7.1% due 11/15/09 .......................................        35        39
   Weyerhaeuser Co.
   7.125% due 07/15/23 .....................................       130       137
   Weyerhaeuser Co. - Notes
   6.125% due 03/15/07 .....................................    $  450    $  476
                                                                          ------
                                                                           1,030
Personal Products - 0.2%
   Procter & Gamble Co. - Debs.
   6.45% due 01/15/26 ......................................       100       107
   Unilever Capital
   7.125% due 11/01/10 .....................................       200       226
                                                                          ------
                                                                             333
Pharmaceuticals - 0.6%
   Abbott Laboratories - Notes
   5.625% due 07/01/06 .....................................       250       262
   Bristol Myers Squibb Co. - Notes
   5.75% due 10/01/11 ......................................       300       313
   Eli Lilly & Co. - Notes
   7.125% due 06/01/25 .....................................        80        92
   Schering Plough Corp. - Sr. Notes
   5.3% due 12/01/13 .......................................       250       245
   Wyeth - Notes
   5.25% due 03/15/13 ......................................       200       193
                                                                          ------
                                                                           1,105
Real Estate Investment Trust - 0.4%
   Simon Property Group Puerto - Notes
   6.375% due 11/15/07 .....................................       700       749
Real Estate Operations - 0.2%
   EOP Operating LP - Notes
   6.8% due 01/15/09 .......................................       150       162
   EOP Operating, Ltd. Partenership - Notes
   7.0% due 07/15/11 .......................................       250       273
                                                                          ------
                                                                             435
Road & Rail - 0.8%
   Burlington Northern Railroad Company
   6.125% due 03/15/09 .....................................       150       159
   Canadian National Railway Co. - Notes
   6.375% due 10/15/11 .....................................       300       324
   CSX Corp. - Debs.
   7.45% due 05/01/07 ......................................       125       137
   Norfolk Southern Corp. - Notes
   7.35% due 05/15/07 ......................................       855       937
   Union Pacific Corp. - Debs.
   6.625% due 02/01/29 .....................................        85        87
                                                                          ------
                                                                           1,644
Specialty Retail - 0.0%
   Dayton Hudson Corp. - Debs.
   6.75% due 01/01/28 ......................................        25        27
U.S. Government Agencies - 44.5%
   Federal Home Loan Bank
   3.875% due 06/14/13 .....................................     1,750     1,610

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   Federal Home Loan Bank - Bonds
   4.5% due 06/01/18 .......................................    $  923    $  904
   5.0% due 06/01/19 .......................................       200       201
   Federal Home Loan Bank - Disc. Notes
   5.125% due 03/06/06 .....................................     1,400     1,453
   Federal Home Loan Bank - Sr. Notes
   5.8% due 09/02/08 .......................................       225       240
   Federal Home Loan Mortgage Corp. - Bonds
   4.0% due 09/01/18 .......................................       236       225
   4.0% due 10/01/18 .......................................       703       671
   4.5% due 08/01/18 .......................................     1,476     1,445
   4.5% due 11/01/18 .......................................       373       365
   4.5% due 05/01/24 .......................................       250       240
   4.5% due 08/01/33 .......................................       342       320
   4.5% due 10/01/33 .......................................       196       184
   5.0% due 01/01/18 .......................................       825       827
   5.0% due 02/01/18 .......................................       966       969
   5.0% due 03/01/18 .......................................       355       357
   5.0% due 04/01/24 .......................................       396       391
   5.0% due 06/01/33 .......................................       546       529
   5.0% due 09/01/33 .......................................       956       926
   5.0% due 10/01/33 .......................................     1,441     1,396
   5.0% due 05/01/34 .......................................       150       145
   5.0% due 05/01/34 .......................................       100        97
   5.0% due 06/01/34 .......................................       250       242
   5.5% due 06/01/16 .......................................       215       220
   5.5% due 03/01/17 .......................................       131       135
   5.5% due 06/01/17 .......................................       196       200
   5.5% due 01/01/18 .......................................       257       263
   5.5% due 01/01/18 .......................................       118       121
   5.5% due 02/01/23 .......................................       501       508
   5.5% due 04/01/32 .......................................       141       141
   5.5% due 01/01/33 .......................................       742       742
   5.5% due 02/01/33 .......................................       864       863
   5.5% due 04/01/33 .......................................       975       974
   5.5% due 06/01/33 .......................................       405       404
   5.5% due 12/01/33 .......................................       280       280
   5.5% due 01/01/34 .......................................       373       373
   5.5% due 02/01/34 .......................................       484       483
   5.5% due 05/01/34 .......................................       250       249
   6.0% due 08/01/14 .......................................        65        68
   6.0% due 10/01/14 .......................................       164       171
   6.0% due 07/01/16 .......................................       122       127
   6.0% due 11/01/16 .......................................        67        70
   6.0% due 02/01/17 .......................................       143       150
   6.0% due 02/01/17 .......................................       131       137
   6.0% due 06/01/22 .......................................       134       139
   6.0% due 05/01/29 .......................................       187       192
   6.0% due 08/01/29 .......................................       110       113
   6.0% due 07/01/31 .......................................       102       104
   6.0% due 01/01/32 .......................................       119       122
   6.0% due 02/01/32 .......................................       326       333
   6.0% due 02/01/32 .......................................       292       299
   6.0% due 11/01/32 .......................................    $  649    $  663
   6.0% due 12/01/32 .......................................       434       445
   6.0% due 02/01/33 .......................................       250       255
   6.0% due 11/01/33 .......................................       225       230
   6.0% due 01/01/34 .......................................       191       195
   6.5% due 11/01/15 .......................................        33        35
   6.5% due 07/01/16 .......................................        76        81
   6.5% due 11/01/16 .......................................       121       127
   6.5% due 05/01/17 .......................................        63        66
   6.5% due 01/01/21 .......................................        39        41
   6.5% due 06/01/21 .......................................       139       146
   6.5% due 09/01/28 .......................................        49        51
   6.5% due 06/01/29 .......................................         8         9
   6.5% due 07/01/29 .......................................        16        17
   6.5% due 07/01/29 .......................................       118       124
   6.5% due 11/01/30 .......................................        54        56
   6.5% due 12/01/30 .......................................        38        40
   6.5% due 03/01/31 .......................................       180       188
   6.5% due 05/01/31 .......................................       186       194
   6.5% due 05/01/31 .......................................        44        46
   6.5% due 07/01/31 .......................................        23        25
   6.5% due 11/01/31 .......................................       113       118
   6.5% due 11/01/31 .......................................        83        87
   6.5% due 12/01/31 .......................................       323       337
   6.5% due 04/01/32 .......................................        94        98
   6.5% due 05/01/32 .......................................        33        34
   6.5% due 08/01/32 .......................................       150       156
   6.5% due 08/01/32 .......................................       177       185
   6.5% due 08/01/32 .......................................        92        96
   6.5% due 08/01/32 .......................................       164       171
   7.0% due 02/01/16 .......................................        53        56
   7.0% due 04/01/17 .......................................       202       215
   7.0% due 04/01/29 .......................................       160       170
   7.0% due 02/01/30 .......................................        92        98
   7.0% due 04/01/31 .......................................        20        21
   7.0% due 05/01/31 .......................................        20        21
   7.0% due 05/01/31 .......................................        26        28
   7.0% due 07/01/31 .......................................        33        35
   7.0% due 08/01/31 .......................................        77        81
   7.0% due 04/01/32 .......................................       163       172
   7.1% due 04/10/07 .......................................     2,500     2,744
   7.5% due 02/01/16 .......................................        18        19
   7.5% due 09/01/30 .......................................        13        14
   7.5% due 11/01/30 .......................................        66        71
   7.5% due 03/01/32 .......................................       130       140
   8.0% due 02/01/30 .......................................        38        41
   8.0% due 09/01/30 .......................................        35        38
   8.5% due 10/01/31 .......................................        44        48
   Federal Home Loan Mortgage Corp. - Debs.
   5.75% due 04/15/08 ......................................     2,500     2,668
   6.0% due 06/15/11 .......................................     1,000     1,074
   6.25% due 07/15/32 ......................................       400       421
   7.0% due 07/15/05 .......................................     4,855     5,089

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par     Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   Federal Home Loan Mortgage Corp. -
      Notes
   2.75% due 08/15/06 ......................................    $1,300    $1,291
   4.0% due 05/01/09 .......................................       140       140
   5.0% due 11/01/07 .......................................        98       100
   5.0% due 10/01/09 .......................................       109       111
   6.0% due 01/01/09 .......................................        80        82
   Federal National Mortgage Assoc. - Bonds
   4.0% due 09/01/18 .......................................       204       194
   4.0% due 12/01/18 .......................................       332       317
   4.0% due 04/01/19 .......................................       100        95
   4.5% due 04/01/18 .......................................       587       575
   4.5% due 05/01/18 .......................................       987       968
   4.5% due 10/01/18 .......................................       803       787
   4.5% due 12/01/18 .......................................       797       781
   4.5% due 09/01/33 .......................................       216       203
   4.5% due 10/01/33 .......................................       534       500
   5.0% due 12/01/17 .......................................       432       434
   5.0% due 04/01/18 .......................................       858       862
   5.0% due 06/01/18 .......................................       408       410
   5.0% due 03/01/23 .......................................       917       920
   5.0% due 08/01/23 .......................................       580       574
   5.0% due 11/01/32 .......................................       445       432
   5.0% due 06/01/33 .......................................       400       388
   5.0% due 06/01/33 .......................................       653       633
   5.0% due 08/01/33 .......................................     1,227     1,189
   5.0% due 09/01/33 .......................................       809       784
   5.0% due 09/01/33 .......................................     1,071     1,038
   5.0% due 12/01/33 .......................................       624       605
   5.0% due 05/01/34 .......................................       400       387
   5.5% due 03/01/16 .......................................        48        49
   5.5% due 04/01/16 .......................................        34        35
   5.5% due 02/01/17 .......................................       242       248
   5.5% due 04/01/17 .......................................       145       148
   5.5% due 07/01/17 .......................................       258       265
   5.5% due 09/01/17 .......................................       200       205
   5.5% due 09/01/17 .......................................       224       230
   5.5% due 02/01/23 .......................................       386       391
   5.5% due 01/01/32 .......................................       662       662
   5.5% due 01/01/32 .......................................        93        93
   5.5% due 12/01/32 .......................................       463       462
   5.5% due 02/01/33 .......................................       482       482
   5.5% due 03/01/33 .......................................       395       394
   5.5% due 04/01/33 .......................................       945       944
   5.5% due 04/01/33 .......................................       790       788
   5.5% due 06/01/33 .......................................     1,126     1,124
   5.5% due 06/25/33 .......................................       400       399
   5.5% due 08/01/33 .......................................     1,570     1,567
   5.5% due 12/01/33 .......................................       691       689
   5.5% due 12/01/33 .......................................       220       220
   5.5% due 01/01/34 .......................................       782       780
   5.5% due 06/01/34 .......................................       140       140
   6.0% due 05/01/14 .......................................        37        39
   6.0% due 02/01/16 .......................................        93        97
   6.0% due 07/01/17 .......................................    $  400    $  417
   6.0% due 08/01/17 .......................................       178       186
   6.0% due 01/01/29 .......................................       183       188
   6.0% due 08/01/30 .......................................       231       237
   6.0% due 07/01/31 .......................................        95        99
   6.0% due 11/01/31 .......................................       270       277
   6.0% due 01/01/32 .......................................       334       342
   6.0% due 02/01/32 .......................................       119       122
   6.0% due 03/01/32 .......................................       205       210
   6.0% due 03/01/32 .......................................       158       161
   6.0% due 04/01/32 .......................................       199       203
   6.0% due 10/01/32 .......................................       384       392
   6.0% due 12/01/32 .......................................       211       215
   6.0% due 04/01/33 .......................................       318       325
   6.0% due 05/01/33 .......................................       590       603
   6.0% due 02/01/34 .......................................       254       259
   6.125% due 03/15/12 .....................................     1,000     1,078
   6.5% due 02/01/15 .......................................        39        41
   6.5% due 07/01/16 .......................................        48        51
   6.5% due 07/01/16 .......................................       216       229
   6.5% due 07/01/17 .......................................        86        90
   6.5% due 03/01/22 .......................................       207       216
   6.5% due 11/01/29 .......................................        80        83
   6.5% due 12/01/30 .......................................        54        56
   6.5% due 01/01/31 .......................................         6         7
   6.5% due 02/01/31 .......................................        19        20
   6.5% due 02/01/31 .......................................        18        19
   6.5% due 02/01/31 .......................................        78        81
   6.5% due 07/01/31 .......................................        65        67
   6.5% due 08/01/31 .......................................        75        78
   6.5% due 12/01/31 .......................................       149       155
   6.5% due 02/01/32 .......................................       184       192
   6.5% due 04/01/32 .......................................       242       252
   6.5% due 04/01/32 .......................................        60        62
   6.5% due 04/01/32 .......................................       103       107
   6.5% due 04/01/32 .......................................        94        98
   6.5% due 05/01/32 .......................................        43        45
   6.5% due 05/01/32 .......................................       595       620
   6.5% due 07/01/32 .......................................       236       246
   6.5% due 07/01/32 .......................................       241       251
   7.0% due 12/01/15 .......................................        69        73
   7.0% due 03/01/16 .......................................        61        64
   7.0% due 01/01/30 .......................................        71        75
   7.0% due 02/01/31 .......................................       101       107
   7.0% due 04/01/31 .......................................        19        20
   7.0% due 05/01/31 .......................................        97       103
   7.0% due 08/01/31 .......................................       155       163
   7.0% due 12/01/31 .......................................       201       212
   7.0% due 02/01/32 .......................................       121       128
   7.0% due 05/01/32 .......................................        72        76
   7.0% due 10/01/32 .......................................       142       150
   7.125% due 01/15/30 .....................................       559       651
   7.25% due 05/15/30 ......................................       150       177

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par     Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.5% due 10/01/15 .......................................    $   61   $    65
   7.5% due 09/01/30 .......................................        68        72
   7.5% due 09/01/30 .......................................        61        65
   7.5% due 11/01/30 .......................................        16        17
   7.5% due 06/01/31 .......................................        86        93
   7.5% due 06/01/31 .......................................        38        40
   7.5% due 08/01/31 .......................................       110       118
   8.0% due 08/01/30 .......................................        31        34
   8.0% due 09/01/31 .......................................       155       168
   8.5% due 09/01/30 .......................................        34        37
   Federal National Mortgage Assoc. - Debs.
   6.25% due 05/15/29 ......................................     1,165     1,226
   6.375% due 06/15/09 .....................................       800       875
   6.625% due 11/15/30 .....................................       130       143
   Federal National Mortgage Assoc. - Notes
   4.0% due 11/01/10 .......................................       417       408
   5.0% due 01/15/07 .......................................       400       416
   5.5% due 01/01/09 .......................................        91        93
   6.0% due 10/01/12 .......................................       110       114
   6.625% due 09/15/09 .....................................       750       830
   Government National Mortgage Assoc. -
      Bonds
   4.5% due 05/15/19 .......................................       100        98
   4.5% due 08/15/33 .......................................       191       180
   5.0% due 05/15/18 .......................................       195       197
   5.0% due 08/15/33 .......................................       466       453
   5.0% due 09/15/33 .......................................       186       181
   5.0% due 10/15/33 .......................................       190       184
   5.0% due 10/15/33 .......................................       289       280
   5.5% due 11/15/32 .......................................       990       991
   5.5% due 03/15/33 .......................................       447       447
   5.5% due 04/15/33 .......................................       378       378
   5.5% due 09/15/33 .......................................       384       384
   5.5% due 06/15/34 .......................................       175       175
   6.0% due 04/15/17 .......................................       114       120
   6.0% due 07/15/29 .......................................       153       158
   6.0% due 05/15/31 .......................................       205       211
   6.0% due 04/15/32 .......................................       251       258
   6.0% due 11/15/32 .......................................       462       475
   6.0% due 01/15/33 .......................................       243       250
   6.0% due 11/15/33 .......................................       303       311
   6.0% due 01/15/34 .......................................       145       149
   6.5% due 01/15/16 .......................................        36        38
   6.5% due 05/15/28 .......................................       203       213
   6.5% due 04/15/31 .......................................        95       100
   6.5% due 05/15/31 .......................................        77        80
   6.5% due 05/15/31 .......................................       162       170
   6.5% due 08/15/31 .......................................       144       150
   6.5% due 01/15/32 .......................................       255       266
   6.5% due 05/15/32 .......................................       146       153
   6.5% due 05/15/32 .......................................        77        81
   7.0% due 08/15/29 .......................................       101       108
   7.0% due 12/15/30 .......................................       212       225
   7.0% due 03/15/31 .......................................       251       267
   7.0% due 06/15/31 .......................................    $   42   $    44
   7.0% due 08/15/31 .......................................        77        82
   7.0% due 09/15/31 .......................................       134       142
   7.0% due 05/15/32 .......................................        99       105
   7.5% due 08/15/29 .......................................       104       112
   7.5% due 09/15/30 .......................................        73        78
   7.5% due 01/15/31 .......................................        13        14
   7.5% due 06/15/32 .......................................       170       183
   8.0% due 02/15/31 .......................................       119       131
   8.0% due 04/15/31 .......................................        79        87
   8.0% due 07/15/31 .......................................         5         6
   8.5% due 09/15/30 .......................................         7         8
   9.0% due 01/15/31 .......................................        27        29
                                                                         -------
                                                                          88,494
U.S. Governmental - 20.7%
   U.S. Treasury - Bonds
   5.375% due 02/15/31 .....................................       645       651
   5.5% due 08/15/28 .......................................       270       274
   6.125% due 11/15/27 .....................................       520       570
   6.125% due 08/15/29 .....................................       100       110
   6.25% due 05/15/30 ......................................     1,850     2,071
   6.5% due 11/15/26 .......................................       300       343
   6.625% due 02/15/27 .....................................       295       342
   6.75% due 08/15/26 ......................................       775       911
   7.5% due 11/15/16 .......................................     1,250     1,541
   7.875% due 02/15/21 .....................................       900     1,162
   8.125% due 08/15/19 .....................................     1,000     1,310
   8.75% due 08/15/20 ......................................     1,400     1,939
   8.875% due 08/15/17 .....................................     1,450     1,987
   9.25% due 02/15/16 ......................................       800     1,111
   10.375% due 11/15/12 ....................................     4,800     5,861
   11.25% due 02/15/15 .....................................       260       401
   11.75% due 02/15/10 .....................................       250       265
   11.75% due 11/15/14 .....................................       465       639
   12.0% due 08/15/13 ......................................     1,000     1,320
   12.75% due 11/15/10 .....................................     1,000     1,138
   13.25% due 05/15/14 .....................................     1,200     1,699
   U.S. Treasury - Notes
   1.25% due 05/31/05 ......................................       100        99
   2.0% due 05/15/06 .......................................       200       198
   3.25% due 08/15/07 ......................................       525       526
   3.375% due 12/15/08 .....................................     1,000       987
   4.25% due 08/15/13 ......................................       400       390
   4.625% due 05/15/06 .....................................       300       311
   4.75% due 11/15/08 ......................................     1,700     1,775
   4.75% due 05/15/14 ......................................       750       758
   5.0% due 02/15/11 .......................................     1,100     1,151
   5.0% due 08/15/11 .......................................     2,685     2,803
   5.5% due 02/15/08 .......................................       500       535
   6.0% due 08/15/09 .......................................       500       549
   6.5% due 10/15/06 .......................................     3,550     3,832

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                               Par      Market
                        Name of Issuer                        Value      Value
                        --------------                       -------   --------
                                                             (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Governmental - Continued
   7.0% due 07/15/06 .....................................   $ 1,450   $  1,571
                                                                       --------
                                                                         41,130
Wireless Telecommunications Services - 0.2%
   Alltel Corp. - Sr. Notes
   7.6% due 04/01/09 .....................................       100        113
   AT&T Wireless, Inc. - Notes
   7.875% due 03/01/11 ...................................       300        341
                                                                       --------
                                                                            454
                                                                       --------
                              TOTAL PUBLICLY-TRADED BONDS-
                                           (Cost $192,378)      97.4%   193,480

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 25.7%
   State Street Navigator Securities Lending Portfolio ...    51,182     51,182

SHORT-TERM INVESTMENTS - 1.7%

Investment in joint trading account
   1.344% due 07/01/04
   (Cost $3,357) .........................................     3,357      3,357
                                                             -------   --------
                                        TOTAL INVESTMENTS-
                                           (Cost $246,917)     124.8%   248,019
                      Payables, less cash and receivables-     (24.8)%  (49,289)
                                                             -------   --------
                                               NET ASSETS-       100.% $198,730
                                                             =======   ========

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Bond Index Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York . These agreements enable the Fund to participipate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times wih cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $50,439                  $51,182

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investment against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of it's fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                          Between
                     $100 Million and    Excess Over
First $100 Million     $250 Million     $250 Million
------------------   ----------------   ------------
      0.15%                0.13%            0.11%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $21 to the Fund.

     John Hancock has entered into a Sub-Advisory Agreement with Standish Mellon Asset Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $20,300           $20,482

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   -------------
 $262,513       $6,719         $(987)          $5,732

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and premium amortization and market discount accretion on debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term   Capital Loss    Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
    $--              $--             $--             $5,732

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $9,830                 $1,105                 $689
2002          9,249                    179                  217

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Earnings Growth Fund

Fidelity Management & Research Company                                Joseph Day
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 1.71%, underperforming its benchmark, the
     Russell 1000 Growth Index. Relative to Morningstar peers, the Fund has a below average rating of 1 with an average risk profile.

..    The Fund underperformed its benchmark primarily due to unfavorable security selection, especially in the information technology and telecom sectors.

..    The Fund's exposure to the consumer staples and industrial sectors were the largest contributors to absolute performance, while exposure to the information technology sector was the largest detractor.

..    The manager employs a bottom-up, research approach to identify companies with above average, long term growth potential and that are reasonably priced.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Microsoft Corp.                                                          5.4%
Pfizer, Inc.                                                             5.4%
Cisco Systems, Inc.                                                      3.0%
General Electric Co.                                                     3.0%
Intel Corp.                                                              2.7%
Merck & Co., Inc.                                                        2.6%
Gillette Co.                                                             2.3%
Johnson & Johnson                                                        2.3%
Procter & Gamble Co.                                                     2.1%
Wal-Mart Stores, Inc.                                                    2.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                     Earnings    Earnings Growth
                                                   Growth Fund     Benchmark/1/
                                                   -----------   ---------------
YTD/3/                                                  1.71%          2.74%
1 Year                                                 14.88          17.89
3 Years                                               -10.30          -2.84
5 Years                                                -9.81          -1.37
Since Inception (5/1/96)                                2.90           6.09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Growth

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    * (VL/VUL)
..    * (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      26%
Health Care                                                                 24%
Consumer Staples                                                            15%
Consumer Discretionary                                                      11%
Industrials                                                                 10%
Financials                                                                   7%
Energy                                                                       5%
Telecommunication Services                                                   2%
Materials                                                                    0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 1,143 VL/VUL subaccounts and 2,144 VA subaccounts in the Morningstar Large Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represents past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Earnings Growth Benchmark represents the Russell Mid Cap Growth Index from May 1996 to April 2002 and then the Russell 1000 Growth Index from May 2002-present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Earnings Growth Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $7,741 of securities
   loaned (Note B)) ...............................................   $ 162,694
Net unrealized appreciation of investments ........................      27,744
Short-term investments at value ...................................       8,540
                                                                      ---------
      Total investments ...........................................     198,978
Receivable for:
   Investments sold ...............................................       3,485
   Dividends ......................................................         155
                                                                      ---------
Total assets ......................................................     202,618
                                                                      ---------
LIABILITIES
Payables for:
   Investments purchased ..........................................       1,757
   Collateral for securities on loan ..............................       7,815
   Accrued operating expenses .....................................          12
   Other liabilities ..............................................           1
                                                                      ---------
Total liabilities .................................................       9,585
                                                                      ---------
Net assets ........................................................   $ 193,033
                                                                      =========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) ....................................................      23,257
                                                                      ---------
Net asset value per share .........................................   $    8.30
                                                                      =========
Composition of net assets:
   Capital paid-in ................................................   $ 477,418
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ...............................    (312,131)
   Undistributed net investment income ............................           2
   Net unrealized appreciation of investments .....................      27,744
                                                                      ---------
Net assets ........................................................   $ 193,033
                                                                      =========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Earnings Growth Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .........................................................   $    12
   Dividends (net of foreign withholding tax of $1) .................     1,110
   Securities lending ...............................................        26
                                                                        -------
Total investment income .............................................     1,148
                                                                        -------
EXPENSES
   Investment advisory fee ..........................................       919
   Auditors fees ....................................................        13
   Custodian fees ...................................................        30
   Legal fees .......................................................        12
   Printing & mailing fees ..........................................        16
   Trustees' fees ...................................................         3
   Other fees .......................................................         3
                                                                        -------
Total expenses ......................................................       996
   Less custodian expense reduction offset by commission recapture
      arrangement (Note C) ..........................................        (8)
                                                                        -------
Net expenses ........................................................       988
                                                                        -------
Net investment income ...............................................       160
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments .................................     4,851
   Change in unrealized depreciation on investments .................    (1,750)
                                                                        -------
Net realized and unrealized gain ....................................     3,101
                                                                        -------
Net increase in net assets resulting from operations ................   $ 3,261
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Earnings Growth Fund
(000's Omitted)

                                                                   Unaudited
                                                                   Six-Month
                                                                 Period Ended    Year Ended
                                                                   June 30,     December 31,
                                                                     2004           2003
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .....................................     $     160      $    301
   Net realized gain .........................................         4,851         2,598
   Change in net unrealized appreciation (depreciation) ......        (1,750)       36,150
                                                                   ---------      --------
      Net increase in net assets resulting from operations ...         3,261        39,049
Distributions to shareholders from:
   Net investment income .....................................          (158)         (108)
   Realized gains ............................................                      (3,020)
                                                                   ---------      --------
      Decrease in net assets resulting from distributions ....          (158)       (3,128)
From fund share transactions:
   Proceeds from shares sold .................................        17,982        40,423
   Distributions reinvested ..................................           158         3,128
   Payment for shares redeemed ...............................       (24,575)      (42,966)
                                                                   ---------      --------
      Increase (decrease) in net assets from fund share
         transactions ........................................        (6,435)          585
                                                                   ---------      --------
NET INCREASE (DECREASE) IN NET ASSETS ........................        (3,332)       36,506

NET ASSETS
   Beginning of Period .......................................       196,365       159,859
                                                                   ---------      --------
   End of Period (including undistributed net investment
      income of $2 and $0, respectively) .....................     $ 193,033      $196,365
                                                                   =========      ========
Analysis of fund share transactions:
   Sold ......................................................         2,176         5,521
   Reinvested ................................................            19           388
   Redeemed ..................................................        (2,980)       (5,896)
                                                                   ---------      --------
Net increase (decrease) in fund shares outstanding ...........          (785)           13
                                                                   =========      ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                 Earnings Growth Fund
                                                          -----------------------------------------------------------------
                                                          Unaudited Period               Year Ended December 31,
                                                           Ended June 30,    ----------------------------------------------
                                                                2004          2003(c)        2002        2001        2000
                                                          ----------------   --------      --------    --------    --------
Net Assets Value at Beginning of Period ...............    $   8.17          $   6.65      $   9.84    $  15.60    $  29.22
Income from Investment Operations:
   Net Investment Income (Loss) .......................                          0.01         (0.04)      (0.06)      (0.05)
   Net Realized and Unrealized Gain (Loss)
      on Investment(a) ................................        0.14              1.64         (3.15)      (5.70)     (10.49)
                                                           --------          --------      --------    --------    --------
   Total From Investment Operations ...................        0.14              1.65         (3.19)      (5.76)     (10.54)
Less Distributions:
   Distribution from Net Investment Income ............       (0.01)
   Distribution from Net Realized Gains on
      Investments .....................................                         (0.13)                                (0.41)
   Distribution from Excess of Net Investment
      Income/Gains ....................................                                                               (1.61)
   Distribution from Capital Paid-in ..................                                                               (1.06)
                                                           --------          --------      --------    --------    --------
   Total Distributions ................................       (0.01)            (0.13)                                (3.08)
                                                           --------          --------      --------    --------    --------
Net Assets Value at End of Period .....................        8.30          $   8.17      $   6.65    $   9.84    $  15.60
                                                           ========          ========      ========    ========    ========
Total Investment Return(b) ............................        1.71%(f)         24.80%       (32.39)%    (36.93)%    (35.86)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets            1.04%(e)(g)       1.05%(d)      1.04%       0.94%       0.85%
   Ratio of Net Investment Income (Loss) to
      Average Net Assets ..............................        0.17%(g)          0.17%        (0.42)%     (0.49)%     (0.43)%
   Portfolio Turnover Rate ............................       13.96%(f)        124.28%       192.54%     111.69%     140.94%
Net Assets End of Period (000's Omitted) ..............    $193,033          $196,365      $159,859    $245,899    $393,988

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with Fidelity Management Company during the period shown.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.07% for the years ended December 31, 2003.

(e) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(f)  Not annualized.

(g)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                           -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.8%
   Boeing Co. * ............................................    26,900    $1,374
   Precision Castparts Corp. ...............................     4,300       235
                                                                          ------
                                                                           1,609
Air Freight & Couriers - 1.0%
   United Parcel Service, Inc. - Cl. B .....................    26,300     1,977
Auto Components - 0.2%
   Gentex Corp. * ..........................................     8,500       337
Banks - 0.9%
   Bank of America Corp. * .................................    10,500       888
   Bank One Corp. * ........................................    12,000       612
   Silicon Valley Bancshares * .............................     5,800       230
                                                                          ------
                                                                           1,730
Beverages - 2.6%
   Coca-Cola Co. * .........................................    55,200     2,786
   PepsiCo, Inc. * .........................................    42,500     2,290
                                                                          ------
                                                                           5,076
Biotechnology - 2.1%
   Amgen, Inc. * ...........................................    16,100       879
   Biogen IDEC, Inc. * .....................................    10,800       683
   Cephalon, Inc. * ........................................     7,000       378
   Genetech, Inc. * ........................................    32,200     1,810
   Millennium Pharmaceuticals, Inc. * ......................    22,200       306
                                                                          ------
                                                                           4,056
Chemicals - 0.3%
   Praxair, Inc. * .........................................    15,300       611
Commercial Services & Supplies - 3.2%
   Automatic Data Processing, Inc. .........................    33,800     1,415
   Avery Dennison Corp. * ..................................     6,400       410
   Career Education Corp. * ................................     8,200       374
   First Data Corp. * ......................................    38,300     1,705
   Herman Miller, Inc. * ...................................    13,900       402
   Paychex, Inc. ...........................................    23,400       793
   Waste Management, Inc. * ................................    33,200     1,018
                                                                          ------
                                                                           6,117
Communications Equipment - 3.4%
   Cisco Systems, Inc. * ...................................   243,115     5,762
   Qualcomm, Inc. * ........................................    11,000       803
                                                                          ------
                                                                           6,565
Computers & Peripherals - 3.6%
   Dell, Inc. * ............................................    82,600     2,959
   EMC Corp. * .............................................   114,100     1,301
   International Business Machines Corp. ...................    29,500     2,600
                                                                          ------
                                                                           6,860
Diversified Financials - 3.3%
   American Express Co. * ..................................    37,000     1,901
   Charles Schwab Corp. * ..................................    26,000       250
   Citigroup, Inc. * .......................................    28,403    $1,321
   Federal National Mortgage Assoc. * ......................    18,809     1,342
   MBNA Corp. * ............................................    30,300       782
   Morgan Stanley, Dean Witter, Discover & Co. .............    14,900       786
                                                                          ------
                                                                           6,382
Diversified Telecommunication Services - 1.9%
   Qwest Communications International, Inc. ................    64,500       232
   SBC Communications, Inc. * ..............................    62,500     1,516
   Verizon Communications * ................................    54,500     1,972
                                                                          ------
                                                                           3,720
Electronic Equipment & Instruments - 0.8%
   Amphenol Corp. - Cl. A * ................................     6,200       207
   Molex, Inc. * ...........................................    13,200       424
   Thermo Electron Corp. * .................................    16,500       507
   Waters Corp. * ..........................................     8,400       401
                                                                          ------
                                                                           1,539
Energy Equipment & Services - 4.6%
   Baker Hughes, Inc. * ....................................    54,800     2,063
   BJ Services Co. * .......................................    36,900     1,691
   Nabors Industries, Ltd. * ...............................    45,800     2,071
   Rowan Cos., Inc. * ......................................    18,900       460
   Schlumberger, Ltd. * ....................................    28,100     1,785
   Transocean Sedco Forex, Inc. * ..........................    12,100       350
   Weatherford Bermuda * ...................................     9,600       432
                                                                          ------
                                                                           8,852
Food & Drug Retailing - 1.5%
   Safeway, Inc. * .........................................    35,200       892
   Sysco Corp. * ...........................................    19,600       703
   Walgreen Co. * ..........................................    38,700     1,401
                                                                          ------
                                                                           2,996
Food Products - 1.6%
   ConAgra, Inc. ...........................................    29,000       785
   Hershey Foods Corp. * ...................................    14,800       685
   J.M. Smucker Co. * ......................................    19,400       891
   Kellogg Co. * ...........................................    16,100       674
                                                                          ------
                                                                           3,035
Health Care Equipment & Supplies - 3.4%
   Alcon, Inc. * ...........................................     7,200       566
   Bausch & Lomb, Inc. * ...................................     3,400       221
   Baxter International, Inc. ..............................    34,800     1,201
   Becton, Dickinson & Co. * ...............................    14,500       751
   Boston Scientific Corp. * ...............................    15,700       672
   Medtronic, Inc. * .......................................    54,980     2,679
   St. Jude Medical, Inc. * ................................     6,200       469
                                                                          ------
                                                                           6,559
Health Care Providers & Services - 2.7%
   Cardinal Health, Inc. * .................................    19,647     1,376

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
                      --------------                           -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Providers & Services - Continued
   Health Management Assoc., Inc. - Cl. A * ................    28,800   $   646
   McKesson HBOC, Inc. .....................................    12,700       436
   Quest Diagnostics, Inc. * ...............................     5,800       493
   UnitedHealth Group, Inc. * ..............................    36,980     2,302
                                                                         -------
                                                                           5,253
Hotels Restaurants & Leisure - 0.3%
   McDonald's Corp. * ......................................    21,600       562
Household Durables - 0.3%
   Leggett & Platt, Inc. * .................................    22,700       606
Household Products - 3.4%
   Clorox Co. * ............................................    20,400     1,097
   Colgate-Palmolive Co. ...................................    23,500     1,373
   Procter & Gamble Co. * ..................................    73,800     4,018
                                                                         -------
                                                                           6,488
Industrial Conglomerates - 5.4%
   3M Co. ..................................................    38,600     3,474
   General Electric Co. * ..................................   177,800     5,761
   Tyco International, Ltd. * ..............................    37,700     1,249
                                                                         -------
                                                                          10,484
Insurance - 2.6%
   AFLAC, Inc. * ...........................................    25,170     1,027
   Ambac Financial Group, Inc. .............................     7,700       565
   American International Group, Inc. * ....................    49,000     3,493
                                                                         -------
                                                                           5,085
Internet & Catalog Retail - 1.3%
   Amazon.com, Inc. * ......................................    30,010     1,633
   eBay, Inc. * ............................................     9,800       901
                                                                         -------
                                                                           2,534
Internet Software & Services - 0.6%
   Yahoo, Inc. * ...........................................    34,600     1,257
IT Consulting & Services - 0.4%
   Affiliated Computer Services, Inc. - Cl. A * ............    14,100       746
Machinery - 1.2%
   Danaher Corp. * .........................................    23,800     1,234
   Dover Corp. .............................................     9,800       413
   Parker-Hannifin Corp. ...................................    10,500       624
                                                                         -------
                                                                           2,271
Media - 4.3%
   Clear Channel Communications, Inc. ......................    21,500       794
   Comcast Corp. - Cl. A ...................................    35,700     1,001
   EchoStar Communications Corp. - Cl. A * .................     5,025       155
   Fox Entertainment Group, Inc. - Cl. A * .................    25,800       689
   Omnicom Group, Inc. .....................................     9,700       736
   The Walt Disney Co. * ...................................    51,400     1,310
   Time Warner, Inc. * .....................................   129,651     2,279
   Univision Communications, Inc. - Cl. A * ................    18,500       591
   Viacom, Inc. - Cl. B * ..................................    20,700   $   739
                                                                         -------
                                                                           8,294
Multiline Retail - 2.8%
   Big Lots, Inc. * ........................................    50,600       732
   J.C. Penney Co., Inc. * .................................    17,600       664
   Wal-Mart Stores, Inc. * .................................    75,000     3,957
                                                                         -------
                                                                           5,353
Oil & Gas - 0.4%
   Exxon Mobil Corp. * .....................................    18,400       817
Personal Products - 3.1%
   Avon Products, Inc. .....................................    35,660     1,645
   Gillette Co. ............................................   102,900     4,363
                                                                         -------
                                                                           6,008
Pharmaceuticals - 15.3%
   Abbott Laboratories * ...................................    59,900     2,442
   Allergan, Inc. * ........................................    10,000       895
   Eli Lilly & Co. * .......................................    13,925       973
   Forest Laboratories, Inc. * .............................    13,230       749
   Johnson & Johnson .......................................    78,100     4,350
   Merck & Co., Inc. * .....................................   102,500     4,869
   Pfizer, Inc. * ..........................................   302,124    10,357
   Schering-Plough Corp. * .................................   136,300     2,519
   Wyeth * .................................................    63,900     2,311
                                                                         -------
                                                                          29,465
Semiconductor Equipment & Products - 8.0%
   Altera Corp. * ..........................................    47,600     1,058
   Analog Devices, Inc. * ..................................    52,000     2,448
   Applied Materials, Inc. * ...............................    76,095     1,493
   Intel Corp. .............................................   183,300     5,059
   KLA-Tencor Corp. * ......................................    16,045       792
   Linear Technology Corp. * ...............................    13,500       533
   Texas Instruments, Inc. * ...............................   121,475     2,937
   Xilinx, Inc. * ..........................................    31,900     1,063
                                                                         -------
                                                                          15,383
Software - 7.1%
   BEA Systems, Inc. * .....................................   111,300       915
   Cadence Design Systems, Inc. * ..........................    27,400       401
   Intuit, Inc. * ..........................................    21,000       810
   Microsoft Corp. * .......................................   363,210    10,373
   Oracle Corp. * ..........................................    98,400     1,174
                                                                         -------
                                                                          13,673
Specialty Retail - 2.7%
   Gap, Inc. ...............................................    47,000     1,140
   Home Depot, Inc. * ......................................    65,700     2,313
   Lowe's Cos., Inc. * .....................................    13,600       715
   Sherwin-Williams Co. * ..................................    11,000       457
   Staples, Inc. * .........................................    21,200       621
                                                                         -------
                                                                           5,246

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                         Market
                      Name of Issuer                           Shares     Value
                      --------------                           ------   --------
                                                                         (000's)
COMMON STOCK - Continued

Textiles & Apparel - 0.8%
   Nike, Inc. - Cl. B ......................................   19,600   $  1,485

Tobacco - 0.3%
   Altria Group, Inc. ......................................   11,600        581

Wireless Telecommunications Services - 0.4%
   Nextel Communications, Inc. - Cl. A * ...................   31,000        826
                                                                        --------
                                         TOTAL COMMON STOCK-
                                             (Cost $162,694)     98.6%   190,438

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 4.1%
   State Street Navigator Securities Lending Portfolio ..   $7,815        7,815

SHORT-TERM INVESTMENTS - 0.4%

   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $725) .......................................      725          725
                                                            ------     --------
                                       TOTAL INVESTMENTS-
                                          (Cost $171,234)    103.1%     198,978
                     Payables, less cash and receivables-     (3.1)%     (5,945)
                                                            ------     --------
                                              NET ASSETS-    100.0%    $193,033
                                                            ======     ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Earnings Growth Fund, (formerly Multi Cap Growth), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $7,741                    $7,815

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004 the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $207,299, $105,946 and $2,956 which expire in 2009, 2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $1. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                      Excess Over
First $100 Million   $100 Million
------------------   ------------
       1.00%             0.90%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. For the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $8.

     John Hancock has entered into a Sub-Advisory Agreement with Fidelity Management & Research Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $26,717           $30,458

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $215,297       $30,476       $(1,764)         $28,712

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on it's federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income
(loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term   Capital Loss    Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $316,201         $28,712

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $118                    $--                  $3,010
2002            --                     --                      --

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Equity Index Fund

SSgA Funds Management, Inc.                                     J. Tucker/J. May
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 3.34%, underperforming its benchmark, the
     S&P 500 Index. Relative to Morningstar peers, the Fund has an average rating of 3 with an average / above average risk profile.

..    The Fund underperformed its benchmark primarily due to investment management fees.

..    The Fund continues to meet its investment objective to closely track the performance of the S&P 500 Index, which covers the broad U.S. equity market.

..    The manager attempts to track the performance of the Index by using a full replication strategy in which the Fund invests in each security at the weight represented within the index. The Fund is broadly diversified across sectors with sector weights similar to the benchmark.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
General Electric Co.                                                     3.2%
Microsoft Corp.                                                          2.9%
Exxon Mobil Corp.                                                        2.7%
Pfizer, Inc.                                                             2.5%
Citigroup, Inc.                                                          2.3%
Wal-Mart Stores, Inc.                                                    2.1%
American International Group, Inc.                                       1.8%
Intel Corp.                                                              1.7%
Bank of America Corp.                                                    1.6%
Johnson & Johnson                                                        1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*

                                                       Equity Index   S&P 500(R)
                                                          Fund/4/      Index/5/
                                                       ------------   ----------
YTD/3/                                                     3.34%          3.44%
1 Year                                                    18.85          19.10
3 Years                                                   -0.90          -0.70
5 Years                                                   -2.35          -2.20
Since Inception (5/1/96)                                   8.48           8.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Blend

MORNINGSTAR RISK/2/:

..    Above Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  20%
Information Technology                                                      17%
Health Care                                                                 13%
Industrials                                                                 12%
Consumer Discretionary                                                      11%
Consumer Staples                                                            11%
Energy                                                                       7%
TelecommunicationServices                                                    3%
Materials                                                                    3%
Utilities                                                                    3%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts. Hancock VL/VUL subaccounts were rated against 1,110 VL/VUL subaccounts and 1,932 VA subaccounts in the Morningstar Large Blend category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses.) It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.

/5/ "Standard & Poor's 500(R)" is a trademark of McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Equity Index Fund
(000's Omitted)

ASSETS
Long term investments at cost ......................................   $731,480
Net unrealized depreciation of investments .........................    (32,522)
Short-term investments at value ....................................     20,788
                                                                       --------
      Total investments ............................................    719,746
Receivable for:
   Dividends .......................................................        786
   Futures contracts variation margin ..............................         86
   Other receivables ...............................................         68
                                                                       --------
Total assets .......................................................    720,686
                                                                       --------
LIABILITIES
Payables for:
   Accrued operating expenses ......................................        203
   Other payables ..................................................         24
   Other liabilities ...............................................          3
                                                                       --------
Total liabilities ..................................................        230
                                                                       --------
Net assets .........................................................   $720,456
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) .....................................................     49,494
                                                                       --------
Net asset value per share ..........................................   $  14.56
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $784,188
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ................................    (31,409)
   Undistributed net investment income .............................         74
   Net unrealized appreciation (depreciation) of:
      Investments ..................................................    (32,522)
      Futures ......................................................        125
                                                                       --------
Net assets .........................................................   $720,456
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Equity Index Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $    126
   Dividends .......................................................      5,619
                                                                       --------
Total investment income ............................................      5,745
                                                                       --------
EXPENSES
   Investment advisory fee .........................................        467
   Auditors fees ...................................................         43
   Custodian fees ..................................................         95
   Fidelity Bond fees ..............................................          1
   Legal fees ......................................................         42
   Printing & mailing fees .........................................         56
   Trustees' fees ..................................................         12
   Other fees ......................................................         37
                                                                       --------
Total expenses .....................................................        753
   Less custodian expense reduction offset by
      commission recapture arrangement (Note C) ....................        (24)
                                                                       --------
Net expenses .......................................................        729
                                                                       --------
Net investment income ..............................................      5,016
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments ..................................................        830
      Financial futures contracts ..................................      1,038
   Change in unrealized appreciation (depreciation) on:
      Investments ..................................................     16,077
      Futures ......................................................       (574)
                                                                       --------
Net realized and unrealized gain ...................................     17,371
                                                                       --------
Net increase in net assets resulting from operations ...............   $ 22,387
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Equity Index Fund
(000's Omitted)

                                                                     Unaudited
                                                                     Six-Month
                                                                   Period Ended    Year Ended
                                                                      June 30,    December 31,
                                                                       2004           2003
                                                                   ------------   ------------
INCREASE(DECREASE) IN NET ASSETS
From operations
   Net investment income .......................................     $  5,016       $  8,718
   Net realized gain (loss) ....................................        1,868         (1,233)
   Change in net unrealized appreciation .......................       15,503        135,781
                                                                     --------       --------
      Net increase in net assets resulting from operations .....       22,387        143,266
Distributions to shareholders from:
   Net investment income .......................................       (4,942)       (14,075)
   Realized gains ..............................................                      (3,229)
                                                                     --------       --------
      Decrease in net assets resulting from distributions ......       (4,942)       (17,304)
From fund share transactions:
   Proceeds from shares sold ...................................       96,177        162,921
   Distributions reinvested ....................................        4,942         17,304
   Payment for shares redeemed .................................      (79,789)       (90,764)
                                                                     --------       --------
      Increase in net assets from fund share transactions ......       21,330         89,461
                                                                     --------       --------
NET INCREASE IN NET ASSETS .....................................       38,775        215,423

NET ASSETS
   Beginning of Period .........................................      681,681        466,258
                                                                     --------       --------
   End of Period (including undistributed net investment
      income of $74 and $0, respectively) ......................     $720,456       $681,681
                                                                     ========       ========
Analysis of fund share transactions:
   Sold .....................................................           6,664         13,034
   Reinvested ...............................................             343          1,303
   Redeemed .................................................          (5,572)        (7,307)
                                                                     --------       --------
Net increase in fund shares outstanding ........................        1,435          7,030
                                                                     ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                            Equity Index Fund
                                                      -----------------------------------------------------------------
                                                        Unaudited
                                                      Period Ended                   Year Ended December 31,
                                                        June 30,       ------------------------------------------------
                                                          2004            2003         2002        2001          2000
                                                      ------------     --------      --------    --------      --------
Net Assets Value at Beginning of Period ...........   $  14.18         $  11.36      $  14.85    $  17.64      $  20.46
Income from Investment Operations:
   Net Investment Income ..........................       0.10             0.20          0.16        0.19          0.22
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ...............................       0.38             3.00         (3.48)      (2.30)        (2.09)
                                                      --------         --------      --------    --------      --------
   Total From Investment Operations ...............       0.48             3.20         (3.32)      (2.11)        (1.87)
Less Distributions:
   Distribution from Net Investment Income ........      (0.10)           (0.31)        (0.11)      (0.19)        (0.22)
   Distribution from Net Realized Gains on
      Investments .................................                       (0.07)        (0.06)      (0.49)        (0.72)
   Distribution from Capital Paid-in ..............                                                               (0.01)
                                                      --------         --------      --------    --------      --------
   Total Distributions ............................      (0.10)           (0.38)        (0.17)      (0.68)        (0.95)
                                                      --------         --------      --------    --------      --------
Net Assets Value at End of Period .................   $  14.56         $  14.18      $  11.36    $  14.85      $  17.64
                                                      ========         ========      ========    ========      ========
Total Investment Return(b) ........................       3.34%(e)        28.42%       (22.31)%    (11.98)%       (9.15)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ......................................       0.22%(c)(f)      0.21%(c)      0.23%       0.20%         0.19%
   Ratio of Net Investment Income to Average Net
      Assets ......................................       1.43%(f)         1.59%         1.39%       1.20%         1.12%
   Portfolio Turnover Rate ........................       4.41%(e)         4.91%        10.63%      17.61%(d)     34.11%
Net Assets End of Period (000's Omitted) ..........   $720,456         $681,681      $466,258    $538,791      $525,659

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(d)  Excludes merger activity.

(e)  Not annualized.

(f)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.7%
   B.F. Goodrich Co. * .....................................     8,450   $   273
   Boeing Co. * ............................................    55,237     2,822
   General Dynamics Corp. * ................................    13,292     1,320
   Lockheed Martin Corp. ...................................    30,232     1,575
   Northrop Grumman Corp. ..................................    24,200     1,300
   Raytheon Co. * ..........................................    29,759     1,064
   Rockwell Collins, Inc. * ................................    11,166       372
   United Technologies Corp. * .............................    34,285     3,136
                                                                         -------
                                                                          11,862
Air Freight & Couriers - 1.0%
   Fedex Corp. .............................................    20,014     1,635
   Ryder System, Inc. ......................................     4,988       200
   United Parcel Service, Inc. - Cl. B .....................    74,800     5,622
                                                                         -------
                                                                           7,457
Airlines - 0.1%
   Delta Air Lines, Inc. * .................................     6,679        48
   Southwest Airlines Co. ..................................    51,958       871
                                                                         -------
                                                                             919
Auto Components - 0.2%
   Cooper Tire & Rubber Co. * ..............................     5,206       120
   Dana Corp. ..............................................    10,930       214
   Delphi Automotive Systems Corp. * .......................    37,483       400
   Goodyear Tire & Rubber Co. * ............................    13,231       120
   Johnson Controls, Inc. ..................................    12,750       681
   Visteon Corp. * .........................................     9,756       114
                                                                         -------
                                                                           1,649
Automobiles - 0.7%
   Ford Motor Co. ..........................................   122,297     1,914
   General Motors Corp. * ..................................    37,198     1,733
   Harley-Davidson, Inc. * .................................    19,640     1,216
                                                                         -------
                                                                           4,863
Banks - 6.5%
   AmSouth Bancorp. * ......................................    23,039       587
   Bank of America Corp. * .................................   134,945    11,419
   Bank of New York Co., Inc. ..............................    51,270     1,512
   Bank One Corp. * ........................................    74,345     3,792
   BB&T Corp. * ............................................    35,737     1,321
   Charter One Financial, Inc. .............................    14,130       624
   Comerica, Inc. ..........................................    11,460       629
   Fifth Third Bancorp * ...................................    37,691     2,027
   First Horizon National Corp. ............................     8,300       377
   Golden West Financial Corp. * ...........................    10,110     1,075
   Huntington Bancshares, Inc. * ...........................    15,896       364
   JP Morgan Chase & Co. ...................................   135,237     5,243
   KeyCorp * ...............................................    27,217       814
   M & T Bank Corp. * ......................................     7,800       681
   Marshall & Ilsley Corp. * ...............................    15,100       590
   Mellon Financial Corp. * ................................    28,694       842
   National City Corp. * ...................................    40,674     1,424
   North Fork Bancorporation, Inc. * .......................    11,800   $   449
   Northern Trust Corp. ....................................    14,524       614
   PNC Bank Corp. * ........................................    18,620       988
   Regions Financial Corp. .................................    14,831       542
   SouthTrust Corp. * ......................................    21,333       828
   Suntrust Banks, Inc. * ..................................    18,625     1,210
   Synovus Financial Corp. * ...............................    20,372       516
   Union Planters Corp. * ..................................    12,098       361
   US Bancorp * ............................................   124,890     3,442
   Wachovia Corp. * ........................................    87,185     3,880
   Zions Bancorp * .........................................     5,634       346
                                                                         -------
                                                                          46,497
Beverages - 2.6%
   Adolph Coors Co. - Cl. B * ..............................     2,054       148
   Anheuser-Busch Cos., Inc. ...............................    53,005     2,862
   Brown-Forman Corp. - Cl. B * ............................     7,600       367
   Coca-Cola Co. * .........................................   160,517     8,103
   Coca-Cola Enterprises, Inc. * ...........................    29,348       851
   Pepsi Bottling Group, Inc. * ............................    16,918       517
   PepsiCo, Inc. * .........................................   112,291     6,050
                                                                         -------
                                                                          18,898
Biotechnology - 1.1%
   Amgen, Inc. * ...........................................    84,798     4,627
   Biogen IDEC, Inc. * .....................................    21,083     1,334
   Chiron Corp. * ..........................................    11,876       530
   Genzyme Corp. * .........................................    15,000       710
   MedImmune, Inc. * .......................................    15,409       361
                                                                         -------
                                                                           7,562
Building Products - 0.2%
   Crane Co. * .............................................     4,637       146
   Masco Corp. .............................................    30,469       950
                                                                         -------
                                                                           1,096
Chemicals - 1.5%
   Air Products & Chemicals, Inc. * ........................    14,732       773
   Dow Chemical Co. * ......................................    62,048     2,525
   E.I. du Pont de Nemours & Co. * .........................    65,699     2,918
   Eastman Chemical Co. * ..................................     5,012       232
   Ecolab, Inc. * ..........................................    17,172       544
   Engelhard Corp. * .......................................     8,490       274
   Great Lakes Chemical Corp. ..............................     4,273       116
   Hercules, Inc. * ........................................     6,957        85
   International Flavors & Fragrances, Inc. * ..............     5,639       211
   Monsanto Co. ............................................    17,136       660
   PPG Industries, Inc. * ..................................    11,245       703
   Praxair, Inc. * .........................................    21,514       858
   Rohm & Haas Co. .........................................    14,547       605
   Sigma-Aldrich Corp. * ...................................     4,410       263
                                                                         -------
                                                                          10,767
Commercial Services & Supplies - 1.9%
   Allied Waste Industries, Inc. ...........................    21,697       286

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Commercial Services & Supplies - Continued
   Apollo Group, Inc. - Cl. A * ............................    11,800   $ 1,042
   Automatic Data Processing, Inc. .........................    38,608     1,617
   Avery Dennison Corp. * ..................................     6,960       445
   Cendant Corp. * .........................................    67,407     1,650
   Cintas Corp. * ..........................................    11,446       546
   Convergys Corp. * .......................................    10,749       166
   Deluxe Corp. * ..........................................     3,303       144
   Equifax, Inc. * .........................................     8,608       213
   First Data Corp. * ......................................    57,525     2,561
   Fiserv, Inc. * ..........................................    12,181       474
   H & R Block, Inc. * .....................................    11,866       566
   Monster Worldwide, Inc. .................................     7,355       189
   Paychex, Inc. ...........................................    24,493       830
   Pitney Bowes, Inc. * ....................................    14,859       657
   R.R. Donnelley & Sons Co. * .............................    14,071       465
   Robert Half International, Inc. * .......................    11,155       332
   Sabre Group Holdings, Inc. * ............................     9,067       251
   Waste Management, Inc. * ................................    37,567     1,151
                                                                         -------
                                                                          13,585
Communications Equipment - 3.0%
   ADC Telecommunications, Inc. * ..........................    58,737       167
   Andrew Corp. * ..........................................    10,368       207
   Avaya, Inc. * ...........................................    29,715       469
   Ciena Corp. * ...........................................    44,876       167
   Cisco Systems, Inc. * ...................................   445,461    10,557
   Comverse Technology, Inc. * .............................    11,970       239
   Corning, Inc. * .........................................    88,753     1,159
   JDS Uniphase Corp. * ....................................    95,191       361
   Lucent Technologies, Inc. * .............................   285,478     1,079
   Motorola, Inc. ..........................................   155,589     2,840
   Qualcomm, Inc. * ........................................    53,401     3,897
   Scientific-Atlanta, Inc. * ..............................     9,437       326
   Tellabs, Inc. * .........................................    28,695       251
                                                                         -------
                                                                          21,719
Computers & Peripherals - 3.5%
   Apple Computer, Inc. * ..................................    24,708       804
   Dell, Inc. * ............................................   166,183     5,953
   EMC Corp. * .............................................   159,122     1,814
   Gateway, Inc. * .........................................    22,870       103
   Hewlett-Packard Co. * ...................................   200,550     4,232
   International Business Machines Corp. ...................   111,027     9,787
   Lexmark International Group, Inc. - Cl. A * .............     8,387       809
   NCR Corp. * .............................................     6,440       319
   Network Appliance, Inc. * ...............................    22,373       482
   NVIDIA Corp. * ..........................................    11,803       242
   Sun Microsystems, Inc. * ................................   212,926       924
                                                                         -------
                                                                          25,469
Construction & Engineering - 0.1%
   American Standard Cos., Inc. * ..........................    14,100       568
   Construction & Engineering - Continued Fluor Corp. * ....     5,615   $   268
                                                                         -------
                                                                             836
Construction Materials - 0.1%
   United States Steel Corp. * .............................     7,229       254
   Vulcan Materials Co. * ..................................     6,447       306
                                                                         -------
                                                                             560
Containers & Packaging - 0.2%
   Ball Corp. ..............................................     3,380       244
   Bemis Co., Inc. * .......................................     7,554       213
   Pactiv Corp. * ..........................................     9,831       245
   Sealed Air Corp. * ......................................     5,318       283
   Temple-Inland, Inc. * ...................................     3,472       241
                                                                         -------
                                                                           1,226
Credit Card - 0.3%
   MBNA Corp. * ............................................    83,771     2,160

Diversified Financials - 6.9%
   American Express Co. * ..................................    84,624     4,348
   Bear Stearns Cos., Inc. * ...............................     6,569       554
   Capital One Financial Corp. .............................    15,203     1,040
   Charles Schwab Corp. * ..................................    90,091       866
   Citigroup, Inc. * .......................................   340,127    15,816
   Countrywide Credit Industries, Inc. * ...................    17,844     1,254
   E*TRADE Group, Inc. * ...................................    23,900       266
   Federated Investments, Inc. - Cl. B .....................     6,900       209
   Franklin Resources, Inc. * ..............................    16,385       821
   Goldman Sachs Group, Inc. ...............................    32,100     3,023
   Janus Capgroup, Inc. ....................................    14,819       244
   Lehman Brothers Holdings, Inc. ..........................    17,858     1,344
   Merrill Lynch & Co., Inc. * .............................    64,407     3,477
   Moody's Corp. * .........................................     9,529       616
   Morgan Stanley, Dean Witter, Discover & Co. .............    72,818     3,843
   Principal Financial Group. * ............................    21,400       744
   Providian Financial Corp. * .............................    17,815       261
   SLM Corp. * .............................................    28,911     1,169
   State Street Corp. ......................................    21,517     1,055
   T. Rowe Price Group, Inc. * .............................     8,279       417
   Washington Mutual, Inc. * ...............................    56,953     2,201
   Wells Fargo & Co. * .....................................   111,013     6,353
                                                                         -------
                                                                          49,921
Diversified Telecommunication Services - 2.7%
   Alltel Corp. * ..........................................    20,955     1,061
   AT&T Corp. * ............................................    51,385       752
   BellSouth Corp. .........................................   121,726     3,192
   CenturyTel, Inc. ........................................     9,805       294
   Citizens Communications Co. * ...........................    17,115       207
   Qwest Communications International, Inc. ................   117,484       422
   SBC Communications, Inc. * ..............................   217,295     5,269
   Sprint Corp. * ..........................................    92,920     1,635

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND
                                                                         Market
                   Name of Issuer                           Shares       Value
                   --------------                          ---------   ---------
                                                                         (000's)
COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
   Verizon Communications * ............................     181,180     $ 6,557
                                                                         -------
                                                                          19,389
Electric Utilities - 2.2%
   AES Corp. * .........................................      38,692         384
   Allegheny Energy, Inc. * ............................       6,781         104
   Ameren Corp. * ......................................      12,200         524
   American Electric Power Co. * .......................      25,329         811
   Calpine Corp. .......................................      30,034         130
   CenterPoint Energy, Inc. ............................      19,857         228
   Cinergy Corp. * .....................................      12,331         469
   CMS Energy Corp. * ..................................      12,192         111
   Consolidated Edison, Inc. * .........................      16,408         652
   Constellation Energy Group, Inc. * ..................      11,138         422
   Dominion Resources, Inc. ............................      21,731       1,371
   DTE Energy Co. * ....................................      11,740         476
   Edison International * ..............................      21,838         558
   Entergy Corp. * .....................................      14,938         837
   Exelon Corp. * ......................................      42,832       1,426
   Firstenergy Corp. * .................................      22,081         826
   FPL Group, Inc. .....................................      12,056         771
   PG & E Corp. * ......................................      26,663         745
   Pinnacle West Capital Corp. * .......................       5,523         223
   PPL Corp. ...........................................      11,912         547
   Progress Energy, Inc. * .............................      16,572         730
   Public Services Enterprise Group, Inc. * ............      15,902         637
   Southern Co. ........................................      49,120       1,432
   Teco Energy, Inc. * .................................      13,497         162
   TXU Corp. ...........................................      20,786         842
   Xcel Energy, Inc. ...................................      26,349         440
                                                                         -------
                                                                          15,858
Electric/Gas - 0.2%
   Duke Energy Co. .....................................      60,311       1,224
Electrical Equipment - 0.4%
   American Power Conversion ...........................      13,984         275
   Cooper Industries, Ltd. - Cl. A * ...................       6,136         364
   Emerson Electric Co. ................................      27,823       1,768
   Power One, Inc. * ...................................       6,714          74
   Rockwell International Corp. * ......................      12,266         460
   Thomas & Betts Corp. * ..............................       4,485         122
                                                                         -------
                                                                           3,063
Electronic Equipment & Instruments - 0.6%
   Agilent Technologies, Inc. * ........................      30,938         906
   Broadcom Corp. - Cl. A * ............................      20,303         950
   Jabil Circuit, Inc. * ...............................      13,478         339
   Molex, Inc. * .......................................      12,634         405
   PerkinElmer, Inc. * .................................       8,578         172
   Sanmina Corp. * .....................................      34,365         313
   Solectron Corp. * ...................................      67,770         438
   Symbol Technologies, Inc. * .........................      14,629         216
   Tektronix, Inc. * ...................................       5,036         171
   Thermo Electron Corp. * .............................      10,264         316
   Waters Corp. * ......................................       7,500     $   358
                                                                         -------
                                                                           4,584
Energy Equipment & Services - 0.9%
   Baker Hughes, Inc. * ................................      21,288         802
   BJ Services Co. * ...................................      10,900         500
   Halliburton Co. * ...................................      28,124         851
   Nabors Industries, Ltd. * ...........................       9,914         448
   Noble Corp. * .......................................       8,295         314
   Rowan Cos., Inc. * ..................................       7,437         181
   Schlumberger, Ltd. * ................................      39,234       2,492
   Transocean Sedco Forex, Inc. * ......................      21,398         619
                                                                         -------
                                                                           6,207
Food & Drug Retailing - 1.1%
   Albertson's, Inc. * .................................      23,466         623
   CVS Corp. ...........................................      25,372       1,066
   Safeway, Inc. * .....................................      28,835         731
   SuperValu, Inc. * ...................................       8,593         263
   Sysco Corp. * .......................................      43,178       1,549
   The Kroger Co. ......................................      49,179         895
   Walgreen Co. * ......................................      67,180       2,432
   Winn-Dixie Stores, Inc. * ...........................       8,104          58
                                                                         -------
                                                                           7,617
Food Products - 1.2%
   Archer Daniels Midland Co. * ........................      42,244         709
   Campbell Soup Co. * .................................      27,394         736
   ConAgra, Inc. .......................................      34,381         931
   General Mills, Inc. * ...............................      24,529       1,166
   H.J. Heinz Co. ......................................      22,607         886
   Hershey Foods Corp. * ...............................      16,998         787
   Kellogg Co. * .......................................      27,390       1,146
   McCormick & Co., Inc. ...............................       9,100         309
   Sara Lee Corp. * ....................................      51,361       1,181
   WM Wrigley Jr. Co. ..................................      15,029         948
                                                                         -------
                                                                           8,799
Gas Utilities - 0.3%
   El Paso Corp. .......................................      41,028         323
   KeySpan Corp. * .....................................      10,600         389
   Kinder Morgan, Inc. * ...............................       8,166         484
   Nicor, Inc. .........................................       2,666          91
   Peoples Energy Corp. * ..............................       1,951          82
   Sempra Energy * .....................................      14,904         513
   Williams Cos., Inc. * ...............................      32,248         384
                                                                         -------
                                                                           2,266
Health Care Equipment & Supplies - 2.2%
   Applera Corporation - Applied Biosystems Group ......      12,907         281
   Bausch & Lomb, Inc. * ...............................       3,678         239
   Baxter International, Inc. ..........................      39,562       1,365
   Becton, Dickinson & Co. * ...........................      16,575         859
   Biomet, Inc. * ......................................      16,615         738

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                   Name of Issuer                           Shares       Value
                   --------------                          ---------   ---------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
   Boston Scientific Corp. * ...........................      54,568     $ 2,336
   C.R. Bard, Inc. * ...................................       7,348         416
   Guidant Corp. .......................................      20,546       1,148
   IMS Health, Inc. * ..................................      16,187         380
   Medtronic, Inc. * ...................................      80,458       3,920
   Millipore Corp. * ...................................       2,868         162
   St. Jude Medical, Inc. * ............................      10,950         828
   Stryker Corp. * .....................................      26,570       1,461
   Zimmer Holdings, Inc. * .............................      15,715       1,386
                                                                         -------
                                                                          15,519
Health Care Providers & Services - 1.9%
   Aetna US Healthcare, Inc. * .........................      10,007         851
   Amerisource Bergen Corp. * ..........................       7,355         440
   Anthem, Inc. * ......................................       9,000         806
   Cardinal Health, Inc. * .............................      28,679       2,009
   Caremark Rx, Inc. * .................................      28,550         940
   CIGNA Corp. * .......................................       8,918         614
   Express Scripts, Inc. - Cl. A * .....................       5,300         420
   HCA-The Healthcare Corp. * ..........................      32,432       1,349
   Health Management Assoc., Inc. - Cl. A * ............      15,856         355
   Humana, Inc. * ......................................       9,547         161
   Manor Care, Inc. * ..................................       6,265         205
   McKesson HBOC, Inc. .................................      19,047         654
   Quest Diagnostics, Inc. * ...........................       6,900         586
   Tenet Healthcare Corp. * ............................      30,658         411
   UnitedHealth Group, Inc. * ..........................      40,622       2,529
   Wellpoint Health Networks, Inc. * ...................      10,084       1,129
                                                                         -------
                                                                          13,459
Hotels Restaurants & Leisure - 1.3%
   Carnival Corp. ......................................      41,750       1,962
   Darden Restaurants, Inc. * ..........................      10,658         219
   Harrah's Entertainment, Inc. ........................       7,670         415
   Hilton Hotels Corp. * ...............................      24,936         465
   International Game Technology * .....................      23,232         897
   Marriott International, Inc. - Cl. A * ..............      15,555         776
   McDonald's Corp. * ..................................      84,081       2,186
   Starbucks Corp. * ...................................      25,653       1,115
   Starwood Hotels & Resorts Worldwide, Inc. * .........      13,689         614
   Wendy's International, Inc. * .......................       7,165         250
   Yum Brands, Inc. * ..................................      18,728         697
                                                                         -------
                                                                           9,596
Household Durables - 0.5%
   Black & Decker Corp. * ..............................       5,400         335
   Centex Corp. * ......................................       7,772         356
   Fortune Brands, Inc. * ..............................       9,522         718
   KB Home * ...........................................       2,764         190
   Leggett & Platt, Inc. * .............................      13,185         352
   Maytag Corp. * ......................................       6,111         150
   Newell Rubbermaid, Inc. .............................      17,604         414
   Pulte Homes, Inc.. * ................................       7,772         404
   Snap-On, Inc. * .....................................       3,084     $   103
   Stanley Works * .....................................       5,324         243
   Whirlpool Corp. * ...................................       4,697         322
                                                                         -------
                                                                           3,587
Household Products - 2.0%
   Clorox Co. * ........................................      14,044         755
   Colgate-Palmolive Co. ...............................      35,516       2,076
   Kimberly-Clark Corp. * ..............................      33,474       2,205
   Procter & Gamble Co. * ..............................     169,368       9,221
                                                                         -------
                                                                          14,257
Industrial Conglomerates - 4.8%
   3M Co. ..............................................      51,546       4,640
   General Electric Co. * ..............................     695,400      22,531
   Honeywell International, Inc. .......................      56,739       2,078
   Textron, Inc. * .....................................       9,305         552
   Tyco International, Ltd. * ..........................     132,647       4,396
                                                                         -------
                                                                          34,197
Insurance - 4.6%
   Ace, Ltd. ...........................................      17,900         757
   AFLAC, Inc. * .......................................      34,365       1,402
   Allstate Corp. ......................................      46,354       2,158
   Ambac Financial Group, Inc. .........................       6,854         503
   American International Group, Inc. * ................     172,326      12,283
   Aon Corp. * .........................................      21,681         617
   Chubb Corp. * .......................................      12,055         822
   Cincinnati Financial Corp. * ........................      10,850         472
   Hartford Financial Services Group, Inc. * ...........      18,745       1,289
   Jefferson-Pilot Corp. * .............................       9,496         482
   Lincoln National Corp. * ............................      11,673         552
   Loews Corp. * .......................................      12,487         749
   Marsh & McLennan Cos., Inc. * .......................      35,502       1,611
   MBIA, Inc. * ........................................       9,716         555
   Metlife, Inc. * .....................................      49,590       1,778
   MGIC Investment Corp. * .............................       6,156         467
   Progressive Corp. ...................................      14,205       1,212
   Prudential Financial, Inc. * ........................      34,700       1,613
   Safeco Corp. * ......................................       9,186         404
   St. Paul Cos., Inc. .................................      43,894       1,779
   Torchmark, Inc. * ...................................       7,282         392
   UnumProvident Corp. * ...............................      19,771         314
   XL Capital, Ltd. - Cl. A * ..........................       8,794         664
                                                                         -------
                                                                          32,875
Internet & Catalog Retail - 0.6%
   eBay, Inc. * ........................................      42,900       3,945
Internet Software & Services - 0.5%
   Yahoo, Inc. * .......................................      88,444       3,213
IT Consulting & Services - 0.3%
   Affiliated Computer Services, Inc. - Cl. A * ........       8,900         471
   Computer Sciences Corp. * ...........................      11,845         550

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                   Name of Issuer                           Shares       Value
                   --------------                          ---------   ---------
                                                                         (000's)
COMMON STOCK - Continued

IT Consulting & Services - Continued
   Electronic Data Systems Corp. * .....................      31,681     $   607
   SunGard Data Systems, Inc. * ........................      19,400         504
   Unisys Corp. * ......................................      21,261         295
                                                                         -------
                                                                           2,427
Leisure Equipment & Products - 0.2%
   Brunswick Corp. * ...................................       6,427         262
   Eastman Kodak Co. * .................................      18,922         510
   Hasbro, Inc. * ......................................      10,976         209
   Mattel, Inc. * ......................................      28,327         517
                                                                         -------
                                                                           1,498
Machinery - 1.4%
   Caterpillar, Inc. * .................................      22,699       1,803
   Cummins Engine Co., Inc. ............................       2,460         154
   Danaher Corp. * .....................................      20,814       1,079
   Deere & Co. * .......................................      15,608       1,095
   Dover Corp. .........................................      12,996         547
   Eaton Corp. * .......................................      10,032         650
   Illinois Tool Works, Inc. * .........................      20,542       1,970
   Ingersoll-Rand Co. - Cl. A * ........................      11,349         775
   ITT Industries, Inc. * ..............................       6,228         517
   Navistar International Corp., Inc. - Cl. B * ........       4,486         174
   Paccar, Inc. * ......................................      11,799         684
   Pall Corp. * ........................................       7,379         193
   Parker-Hannifin Corp. ...............................       8,020         477
                                                                         -------
                                                                          10,118
Media - 3.5%
   Clear Channel Communications, Inc. ..................      40,754       1,506
   Comcast Corp. - Cl. A ...............................     147,967       4,148
   Dow Jones & Co., Inc. * .............................       5,726         258
   Gannett Co., Inc. * .................................      18,185       1,543
   Interpublic Group Cos., Inc. * ......................      28,046         385
   Knight-Ridder, Inc. * ...............................       5,306         382
   McGraw-Hill Cos., Inc. ..............................      12,284         941
   Meredith Corp. * ....................................       2,872         158
   New York Times Co. - Cl. A * ........................       9,832         440
   Omnicom Group, Inc. .................................      12,269         931
   The Walt Disney Co. * ...............................     135,940       3,465
   Time Warner, Inc. * .................................     299,094       5,258
   Tribune Co. * .......................................      21,099         961
   Univision Communications, Inc. - Cl. A * ............      20,903         667
   Viacom, Inc. - Cl. B * ..............................     114,151       4,077
                                                                         -------
                                                                          25,120
Metals & Mining - 0.6%
   Alcoa, Inc. * .......................................      57,349       1,894
   Allegheny Technologies, Inc. * ......................       3,867          70
   Freeport-McMoran Copper & Gold, Inc. - Cl. B ........      10,609         352
   Newmont Mining Corp. ................................      28,485       1,104
   Nucor Corp. .........................................       4,913         377
   Phelps Dodge Corp. * ................................       6,110         474
   Worthington Industries, Inc. * ......................       5,124     $   105
                                                                         -------
                                                                           4,376
Multi-Utilities - 0.1%
   Dynegy, Inc. - Cl.A * ...............................      29,874         127
   NiSource, Inc. * ....................................      16,466         340
                                                                         -------
                                                                             467
Multiline Retail - 3.2%
   Big Lots, Inc. * ....................................       6,765          98
   Costco Wholesale Corp. ..............................      30,754       1,263
   Dillard's, Inc. - Cl. A * ...........................       4,824         108
   Dollar General Corp. ................................      22,027         431
   Family Dollar Stores, Inc. ..........................      11,350         345
   Federated Department Stores, Inc. * .................      11,787         579
   J.C. Penney Co., Inc. * .............................      18,083         683
   Kohl's Corp. * ......................................      21,784         921
   May Department Stores Co. * .........................      18,385         505
   Nordstrom, Inc. .....................................       8,795         375
   Sears, Roebuck & Co. * ..............................      14,178         535
   Target Corp. * ......................................      60,608       2,574
   Wal-Mart Stores, Inc. * .............................     282,598      14,910
                                                                         -------
                                                                          23,327
Office Electronics - 0.1%
   Xerox Corp. * .......................................      51,710         750
Oil & Gas - 5.3%
   Amerada Hess Corp. * ................................       6,056         480
   Anadarko Petroleum Corp. * ..........................      16,637         975
   Apache Corp. ........................................      20,890         910
   Ashland, Inc. .......................................       4,501         238
   Burlington Resources, Inc. * ........................      26,036         942
   ChevronTexaco Corp. * ...............................      70,839       6,667
   Conoco Phillips .....................................      45,448       3,467
   Devon Energy Corp. * ................................      14,988         989
   EOG Resources, Inc. * ...............................       7,169         428
   Exxon Mobil Corp. * .................................     430,845      19,134
   Kerr-McGee Corp. * ..................................       6,315         339
   Marathon Oil Corp. * ................................      22,749         861
   Occidental Petroleum Corp. * ........................      26,147       1,266
   Sunoco, Inc. * ......................................       5,422         345
   Unocal Corp. * ......................................      16,854         640
   Valero Energy Corp. .................................       8,300         612
                                                                         -------
                                                                          38,293
Paper & Forest Products - 0.6%
   Boise Cascade Corp. * ...............................       6,062         228
   Georgia-Pacific Corp. * .............................      16,755         620
   International Paper Co. * ...........................      31,669       1,416
   Louisiana-Pacific Corp. * ...........................       7,452         176
   MeadWestvaco Corp. * ................................      13,833         406
   Plum Creek Timber Co., Inc. * .......................      11,400         371
   Weyerhaeuser Co. ....................................      14,935         943
                                                                         -------
                                                                           4,160

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Personal Products - 0.6%
   Alberto-Culver Co. - Cl. B * ............................     6,273   $   315
   Avon Products, Inc. .....................................    31,090     1,434
   Gillette Co. ............................................    66,934     2,838
                                                                         -------
                                                                           4,587
Pharmaceuticals - 7.8%
   Abbott Laboratories * ...................................   103,642     4,224
   Allergan, Inc. * ........................................     8,391       751
   Bristol-Myers Squibb Co. * ..............................   128,926     3,159
   Eli Lilly & Co. * .......................................    73,835     5,162
   Forest Laboratories, Inc. * .............................    24,012     1,360
   Hospira, Inc. ...........................................    10,334       285
   Johnson & Johnson .......................................   196,061    10,921
   King Pharmaceuticals, Inc. * ............................    16,622       190
   Medco Health Solutions, Inc. * ..........................    17,605       660
   Merck & Co., Inc. * .....................................   147,135     6,989
   Mylan Laboratories, Inc. ................................    17,100       346
   Pfizer, Inc. * ..........................................   503,385    17,256
   Schering-Plough Corp. * .................................    97,428     1,800
   Watson Pharmaceuticals, Inc. * ..........................     6,654       179
   Wyeth * .................................................    88,512     3,201
                                                                         -------
                                                                          56,483
Real Estate Investment Trust - 0.3%
   Apartment Investment & Management Co. ...................     6,200       193
   Equity Office Properties Trust * ........................    25,990       707
   Equity Residential Properties Trust * ...................    18,386       547
   Prologis Trust ..........................................    11,300       372
   Simon Property Group, Inc. ..............................    12,900       663
                                                                         -------
                                                                           2,482
Road & Rail - 0.4%
   Burlington Northern Santa Fe Corp. * ....................    24,170       848
   CSX Corp. * .............................................    14,410       472
   Norfolk Southern Corp. * ................................    25,459       675
   Union Pacific Corp. .....................................    16,561       985
                                                                         -------
                                                                           2,980
Semiconductor Equipment & Products - 3.4%
   Advanced Micro Devices, Inc. ............................    23,600       375
   Altera Corp. * ..........................................    25,562       568
   Analog Devices, Inc. * ..................................    24,723     1,164
   Applied Materials, Inc. * ...............................   112,154     2,200
   Applied Micro Circuits Corp. * ..........................    19,737       105
   Intel Corp. .............................................   426,140    11,761
   KLA-Tencor Corp. * ......................................    12,570       621
   Linear Technology Corp. * ...............................    20,446       807
   LSI Logic Corp. * .......................................    24,026       183
   Maxim Integrated Products, Inc. * .......................    21,777     1,142
   Micron Technology, Inc. .................................    40,167       615
   National Semiconductor Corp. * ..........................    24,104       530
   Novellus Systems, Inc. * ................................    10,207       321
   PMC-Sierra, Inc. * ......................................    12,439   $   178
   QLogic Corp. * ..........................................     5,834       155
   Teradyne, Inc. * ........................................    11,754       267
   Texas Instruments, Inc. * ...............................   115,225     2,786
   Xilinx, Inc. * ..........................................    22,084       736
                                                                         -------
                                                                          24,514
Software - 4.4%
   Adobe Systems, Inc. .....................................    15,148       705
   Autodesk, Inc. * ........................................     7,856       336
   BMC Software, Inc. * ....................................    16,054       297
   Citrix Systems, Inc. ....................................    10,669       217
   Computer Associates International, Inc. .................    38,763     1,088
   Compuware Corp. * .......................................    27,435       181
   Electronic Arts, Inc. * .................................    19,100     1,042
   Intuit, Inc. * ..........................................    13,203       509
   Mercury Interactive Corp. * .............................     6,104       304
   Microsoft Corp. * .......................................   712,569    20,351
   Novell, Inc. * ..........................................    23,124       194
   Oracle Corp. * ..........................................   346,764     4,137
   Parametric Technology Corp. .............................    20,384       102
   Peoplesoft, Inc. * ......................................    25,528       472
   Siebel Systems, Inc. * ..................................    33,059       353
   Symantec Corp. * ........................................    20,500       898
   Veritas Software Corp. * ................................    28,063       777
                                                                         -------
                                                                          31,963
Specialty Retail - 2.2%
   AutoNation, Inc. * ......................................    17,500       299
   AutoZone, Inc. * ........................................     5,763       462
   Bed Bath & Beyond, Inc. * ...............................    19,020       731
   Best Buy Co., Inc. * ....................................    20,807     1,056
   Circuit City Stores, Inc. ...............................    11,603       150
   Gap, Inc. ...............................................    60,025     1,456
   Home Depot, Inc. * ......................................   146,444     5,155
   Limited, Inc. * .........................................    31,734       593
   Lowe's Cos., Inc. * .....................................    52,319     2,749
   Office Depot, Inc. * ....................................    21,548       386
   RadioShack Corp. * ......................................    10,370       297
   Sherwin-Williams Co. * ..................................     8,928       371
   Staples, Inc. * .........................................    32,761       960
   Tiffany & Co. * .........................................     9,212       340
   TJX Cos., Inc. * ........................................    33,016       797
   Toys "R" Us, Inc. * .....................................    13,687       218
                                                                         -------
                                                                          16,020
Textiles & Apparel - 0.3%
   Jones Apparel Group, Inc. ...............................     8,900       351
   Liz Claiborne, Inc. * ...................................     6,652       239
   Nike, Inc. - Cl. B ......................................    17,094     1,295
   Reebok International, Ltd. * ............................     3,485       126
   V.F. Corp. * ............................................     7,263       354
                                                                         -------
                                                                           2,365

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
                       --------------                         -------   --------
                                                                         (000's)
COMMON STOCK - Continued

Tobacco - 1.0%
   Altria Group, Inc. .....................................   134,299   $  6,722
   R.J. Reynolds Tobacco Holdings, Inc. ...................     5,700        385
   UST, Inc. * ............................................    10,337        372
                                                                        --------
                                                                           7,479
Trading Companies & Distributors - 0.1%
   Genuine Parts Co. * ....................................    12,000        476
   W.W. Grainger, Inc. * ..................................     6,238        359
                                                                        --------
                                                                             835
U.S. Government Agencies - 1.0%
   Federal Home Loan Mortgage Corp. .......................    45,807      2,899
   Federal National Mortgage Assoc. * .....................    63,855      4,557
                                                                        --------
                                                                           7,456
Wireless Telecommunications Services - 0.6%
   AT&T Wireless Group * ..................................   181,349      2,597
   Nextel Communications, Inc. - Cl. A * ..................    73,513      1,960
                                                                        --------
                                                                           4,557
                                                                        --------
                                        TOTAL COMMON STOCK-
                                            (Cost $731,480)      97.0%   698,958

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)

SHORT-TERM INVESTMENTS
   Investment in joint trading account - 2.7%
   1.344% due 07/01/04 ....................................   $19,395     19,395
   U.S. Treasury Bills - 0.2%
   1.25% due 09/09/04 (a) .................................     1,393      1,393
                                                              -------   --------
                              TOTAL SHORT-TERM INVESTMENTS-
                                             (Cost $20,788)       2.9%    20,788
                                                              -------   --------
                                         TOTAL INVESTMENTS-
                                            (Cost $752,268)      99.9%   719,746
                       Cash and Receivables, less payables-       0.1%       710
                                                              -------   --------
                                                NET ASSETS-     100.0%  $720,456
                                                              =======   ========

*    Non-income producing security.

(a) Security segregated to cover initial margin requirements on open financial futures.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Equity Index Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit with Fleet Bank. This agreement enables the Fund to participate in an unsecured line of credit, which permits borrowing up to $10 million. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, open financial futures contracts for the Fund were as follows:

                            Open                                     Unrealized
                          Contracts   Position   Expiration Month   Appreciation
                          ---------   --------   ----------------   ------------
S&P 500 Index Futures         75        Long       September 04         $125
                                                                        ====

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $396 and $15,815 which expire in 2009 and 2010, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                        Between
                    $75 Million and    Excess Over
First $75 Million     $125 Million    $125 Million
-----------------   ---------------   ------------
      0.15%              0.14%            0.13%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $24.

     John Hancock has entered into a Sub-Advisory Agreement with State Street Global Advisers Funds Management, Inc., and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $51,977          $30,098

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Depreciation
----------   ------------   ------------   --------------
 $747,395       $47,147      $(112,113)       $(64,966)

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
   Income        Capital Gain   Carryforwards    Depreciation
-------------   -------------   -------------   --------------
     $--              $--          $16,211         $(64,966)

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $16,969                $   --                  $335
2002           4,601                 2,918                    --

     Included in the Fund's 2003 distributions from ordinary income is $2,813 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

                                                       Inception: April 30, 1997
--------------------------------------------------------------------------------
Financial Industries Fund

John Hancock Advisors, LLC                                   J. Schmidt/L. Welch
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 1.61%, underperforming its benchmark, the
     S&P 500 Financials Sector Index. Relative to Morningstar peers, the Fund has a below average rating of 1/2 with an average risk profile.

..    The Fund underperformed its benchmark due to unfavorable sub-sector allocation decisions broadly across subsectors, while stock selection decisions contributed positively to performance.

..    The Fund's exposures to multi-line insurance and thrifts & mortgage financial sub-sectors were among the largest contributors to absolute performance, while exposure to investment banking & brokerage was the biggest detractor.

..    The manager selects stocks using bottom-up fundamental research and focuses on stocks presenting opportunities based upon market themes, takeover potential and value relative to balance sheet, earnings and liquidity.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Bank of America Corp.                                                    5.7%
Citigroup, Inc.                                                          4.8%
Wells Fargo & Co.                                                        4.3%
Fifth Third Bancorp                                                      4.2%
State Street Corp.                                                       4.0%
Berkshire Hathaway, Inc.                                                 3.9%
American Express Co.                                                     3.1%
Marsh & McLennan Cos., Inc.                                              3.0%
Federal National Mortgage Assoc.                                         2.9%
Merrill Lynch & Co., Inc.                                                2.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                       Financial      Standard &
                                      Industries   Poor's Financial   S&P 500(R)
                                         Fund          Index(4)        Index(5)
                                      ----------   ----------------   ----------
YTD/3/                                   1.61%           2.37%           3.44%
1 Year                                  17.32           19.33           19.10
3 Years                                 -2.02            2.27           -0.70
5 Years                                  0.93            3.86           -2.20
Since Inception (4/30/97)                6.82           10.23            6.64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Specialty Financial

MORNINGSTAR RISK/1/:

..    (VL/VUL) Average
..    (VA) Average

MORNINGSTAR RATING/1/:

..    ** (VL/VUL)
..    * (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Banks: Outside New York City                                               38.0%
Diversified Financial Services                                             18.0%
Insurance: Property-Casualty                                                8.9%
Financial Miscellaneous                                                     8.6%
Insurance: Multi-Line                                                       7.7%
Securities Brokerage & Services                                             5.2%
Banks: New York City                                                        4.8%
Multi-Sector Companies                                                      3.9%
Insurance: Life                                                             2.1%
Savings & Loan                                                              1.2%
Financial Data Processing Svcs and Systems                                  0.6%
Renting and Leasing Services: Commercial                                    0.5%
Investment Management Companies                                             0.3%
Finance: Small Loan                                                         0.2%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 32 VL/VUL subaccounts and 84 VA subaccounts in the Morningstar Financial Industries category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a non diversified fund, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Standard & Poor's Financial Index is an unmanaged index of financial sector stocks in the Standard & Poor's 500(R) Index.

/5/ "S&P 500(R)" is an unmanaged stock index commonly used as a broad measure of stock market performance.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Financial Industries Fund
(000's Omitted)

ASSETS
Long term investments at cost ......................................   $ 55,835
Net unrealized appreciation of investments .........................      4,792
Short-term investments at value ....................................      1,244
                                                                       --------
      Total investments ............................................     61,871
Receivable for:
   Investments sold ................................................        225
   Dividends .......................................................         66
   Other receivables ...............................................          2
                                                                       --------
Total assets .......................................................     62,164
                                                                       --------
LIABILITIES
Payables for:
   Fund shares purchased ...........................................        469
   Accrued operating expenses ......................................          9
                                                                       --------
Total liabilities ..................................................        478
                                                                       --------
Net assets .........................................................   $ 61,686
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) .....................................................      4,249
                                                                       --------
Net asset value per share ..........................................   $  14.52
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................     67,806
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ................................    (10,923)
   Undistributed net investment income .............................         11
   Net unrealized appreciation of investments ......................      4,792
                                                                       --------
Net assets .........................................................   $ 61,686
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Financial Industries Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .........................................................   $     6
   Dividends ........................................................       622
                                                                        -------
Total investment income .............................................       628
                                                                        -------
EXPENSES
   Investment advisory fee ..........................................       253
   Auditors fees ....................................................         3
   Custodian fees ...................................................        14
   Legal fees .......................................................         4
   Printing & mailing fees ..........................................        18
   Trustees' fees ...................................................         1
                                                                        -------
Total Expenses ......................................................       293
   Less expenses reimbursed .........................................       (21)
   Less custodian expense reduction offset by commission recapture
      arrangement (Note C) ..........................................        (6)
                                                                        -------
Net expenses ........................................................       266
                                                                        -------
Net Investment Income ...............................................       362
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments .................................     2,467
   Change in unrealized depreciation investments ....................    (1,868)
                                                                        -------
Net realized and unrealized gain ....................................       599
                                                                        -------
Net increase in net assets resulting from operations ................   $   961
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Financial Industries Fund
(000's Omitted)

                                                                                       Unaudited
                                                                                       Six-Month
                                                                                     Period Ended    Year Ended
                                                                                       June 30,     December 31,
                                                                                         2004           2003
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .........................................................     $   362        $    791
   Net realized gain (loss) ......................................................       2,467          (1,519)
   Change in net unrealized appreciation (depreciation) ..........................      (1,868)         14,169
                                                                                       -------        --------
      Net increase in net assets resulting from operations .......................         961          13,441
Distributions to shareholders from:
   Net investment income .........................................................        (351)           (914)
   Realized gains ................................................................                        (114)
                                                                                       -------        --------
      Decrease in net assets resulting from distributions ........................        (351)         (1,028)
From fund share transactions:
   Proceeds from shares sold .....................................................       3,497           4,734
   Distributions reinvested ......................................................         351           1,028
   Payment for shares redeemed ...................................................      (5,760)        (12,562)
                                                                                       -------        --------
      Decrease in net assets from fund share transactions ........................      (1,912)         (6,800)
                                                                                       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS ............................................      (1,302)          5,613

NET ASSETS
   Beginning of Period ...........................................................      62,988          57,375
                                                                                       -------        --------
   End of Period (including undistributed net investment income of $11 and $0,
      respectively) ..............................................................     $61,686        $ 62,988
                                                                                       =======        ========
Analysis of fund share transactions:
   Sold ..........................................................................         237             318
   Reinvested ....................................................................          24              59
   Redeemed ......................................................................        (396)           (619)
                                                                                       -------        --------
Decrease in fund shares outstanding ..............................................        (135)           (242)
                                                                                       =======        ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                      Financial Industries Fund
                                                 ------------------------------------------------------------------
                                                 Unaudited Period               Year Ended December 31,
                                                  Ended June 30,    -----------------------------------------------
                                                       2004          2003(f)           2002      2001         2000
                                                 ----------------   --------         -------   -------      -------
Net Assets Value at Beginning of Period ......   $ 14.37             $ 11.60         $ 14.56   $ 18.34      $ 14.46
Income from Investment Operations:
   Net Investment Income .....................      0.05                0.18            0.12      0.11         0.06
   Net Realized and Unrealized Gain (Loss)
      on Investment(a) .......................      0.18                2.82           (2.95)    (3.33)        3.87
                                                 -------             -------         -------   -------      -------
   Total From Investment Operations ..........      0.23                3.00           (2.83)    (3.22)        3.93
Less Distributions:
   Distribution from Net Investment Income ...     (0.08)              (0.20)          (0.13)    (0.09)       (0.05)
   Distribution from Net Realized Gains on
      Investments ............................                         (0.03)                    (0.47)
   Distribution from Capital Paid-in .........
                                                 -------             -------         -------   -------      -------
   Total Distributions .......................     (0.08)              (0.23)          (0.13)    (0.56)       (0.05)
   Capital Contributions .....................
                                                 -------             -------         -------   -------      -------
Net Assets Value at End of Period ............   $ 14.52             $ 14.37         $ 11.60   $ 14.56      $ 18.34
                                                 =======             =======         =======   =======      =======
Total Investment Return(b) ...................      1.61%(c)           26.03%(c)      (19.46)%  (17.51)%      27.16%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average
      Net Assets .............................      0.87%(d)(g)(h)      0.85%(d)        0.90%     0.89%        0.90%
   Ratio of Net Investment Income to
      Average Net Assets .....................      1.15%(d)            1.35%(d)        0.87%     0.71%        0.36%
   Portfolio Turnover Rate ...................     24.39%(c)           50.20%(c)(e)     2.00%    97.00%(e)    41.00%
Net Assets End of Period (000's Omitted) .....   $61,686             $62,988         $57,375   $88,920      $71,367

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e)  Excludes merger activity.

(f)  Commencement of investment operations.

(g) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 0.93% for the period ending June 30, 2004.

(h) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FINANCIAL INDUSTRIES FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
                       --------------                          ------   --------
                                                                         (000's)
COMMON STOCK

Banks - 36.0%
   Bank of America Corp. * .................................   40,653   $ 3,440
   Bank of New York Co., Inc. ..............................   48,000     1,415
   Bank One Corp. * ........................................   23,000     1,173
   Banknorth Group, Inc. * .................................    9,000       292
   City National Corp. .....................................   14,000       920
   Fifth Third Bancorp * ...................................   47,842     2,573
   First Horizon National Corp. ............................    8,000       364
   Golden West Financial Corp. * ...........................    6,600       702
   M & T Bank Corp. * ......................................   14,400     1,257
   Mellon Financial Corp. * ................................   46,500     1,364
   National City Corp. * ...................................   15,000       525
   PNC Bank Corp. * ........................................   18,344       974
   SouthTrust Corp. * ......................................   20,000       776
   Suntrust Banks, Inc. * ..................................    6,500       422
   US Bancorp * ............................................   38,000     1,047
   Wachovia Corp. * ........................................   32,942     1,466
   Wells Fargo & Co. * .....................................   46,000     2,633
   Wintrust Financial Corp. ................................    3,250       164
   Zions Bancorp * .........................................   11,000       676
                                                                        -------
                                                                         22,183
Commercial Services & Supplies - 1.1%
   Fiserv, Inc. * ..........................................    8,800       342
   Marlin Business Services Corp. * ........................   21,050       317
                                                                        -------
                                                                            659
Diversified Financials - 34.8%
   American Express Co. * ..................................   37,000     1,901
   Ameritrade Holding Corp. * ..............................   13,750       156
   Assured Guaranty, Ltd. * ................................   22,330       378
   Bear Stearns Cos., Inc. * ...............................    7,400       624
   Citigroup, Inc. * .......................................   63,000     2,930
   Countrywide Credit Industries, Inc. * ...................   13,500       948
   Doral Financial Corp. ...................................   15,000       518
   Federal Home Loan Mortgage Corp. ........................   22,000     1,393
   Federal National Mortgage Assoc. * ......................   25,000     1,784
   Goldman Sachs Group, Inc. ...............................   18,500     1,742
   JP Morgan Chase & Co. ...................................   39,000     1,512
   Legg Mason, Inc. * ......................................    3,000       273
   Lehman Brothers Holdings, Inc. ..........................   15,500     1,166
   MBNA Corp. * ............................................   48,475     1,250
   Merrill Lynch & Co., Inc. * .............................   32,800     1,771
   Morgan Stanley, Dean Witter, Discover & Co. .............    7,000       369
   National Financial Partners Corp. * .....................    5,060       178
   Nelnet, Inc. - Cl. A * ..................................    7,993       142
   State Street Corp. ......................................   50,000     2,452
                                                                        -------
                                                                         21,487
Insurance - 26.4%
   Ace, Ltd. ...............................................   13,000       550
   Allstate Corp. ..........................................   14,500       675
   American International Group, Inc. * ....................   23,000     1,640
   Arch Capital Group, Ltd. * ..............................   29,200     1,165
   Axis Capital Holdings, Ltd. * ...........................   20,085   $   562
   Benfield * ..............................................   13,795        63
   Berkshire Hathaway, Inc. - Cl. B * ......................      800     2,364
   Conseco, Inc. ...........................................   27,200       541
   Direct General Corp. * ..................................    8,500       274
   Genworth Financial, Inc. - Cl. A * ......................   18,483       424
   Hartford Financial Services Group, Inc. * ...............   10,000       687
   Marsh & McLennan Cos., Inc. * ...........................   40,000     1,815
   Metlife, Inc. * .........................................   11,000       394
   Montpelier Re Holdings, Ltd. ............................    3,750       131
   PartnerRe, Ltd. .........................................   22,000     1,248
   Prudential Financial, Inc. * ............................    4,000       186
   Radian Group, Inc. ......................................   14,750       707
   Renaissancere Holdings, Ltd. ............................   18,000       971
   Scottish Annuity & Life .................................   22,500       523
   Torchmark, Inc. * .......................................   12,900       694
   Transatlantic Holdings, Inc. ............................    6,200       502
   United National Group, Ltd. - Cl. A * ...................    2,050        31
   XL Capital, Ltd. - Cl. A * ..............................    2,000       151
                                                                        -------
                                                                         16,298
                                                                        -------
                                         TOTAL COMMON STOCK-
                                              (Cost $55,835)     98.3%   60,627

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
SHORT-TERM INVESTMENTS - 2.0%

   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $1,244) ..........................................    $1,244     1,244
                                                               ------   -------
                                         TOTAL INVESTMENTS-
                                             (Cost $57,079)     100.3%   61,871
                       Payables, less cash and receivables-      (0.3)%    (185)
                                                               ------   -------
                                                NET ASSETS-     100.0%  $61,686
                                                               ======   =======

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION
     John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $91                     1.52%               $--

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $1,143, $9,571 and $2,372 which expire in 2006, 2008 and 2011, respectively. Certain of the above losses may be limited under sections 382 - 384 of the Internal Revenue Code, as amended.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the rate of 0.80% on an annual basis of the Fund's net assets.

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

and JHVLICO will reimburse the Fund for such excess. Accordingly, the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $21 to the Fund.

     John Hancock has entered into a Sub-Advisory Agreement with John Hancock Advisers, with respect to the Fund. John Hancock Advisers is an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $6.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $15,233          $16,485

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation     Appreciation
----------   ------------   ------------   ---------------
  $56,440       $8,483        $(2,003)          $6,480

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $13,086          $6,480

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $787                    $--                  $241
2002            --                     --                    --

NOTE E--COMBINATION

     On April 25, 2003, the shareholders of the Fund (acquiring fund) approved the combination of the funds in the following table:

     Acquiring Fund               Target Fund
------------------------   -----------------------
VST Financial Industries   VA Financial Industries

     This combination provided for the transfer of substantially all of the assets and liabilities of the target fund to the acquiring fund in exchange solely for the fund shares of the acquiring fund. Accordingly, the former VA Financial Industries is the accounting survivor of this merger and historical performance for it's periods prior to April 28, 2003 will be used by the surviving fund. The acquisition was accounted for as tax-free exchange as follows:

                   Trust Shares                   Target Fund    Acquiring Fund       Acquiring Fund
 Acquiring Fund      Issued by     Target Fund    Unrealized    Net Assets Prior   Aggregate Net Assets
vs. Target Fund   Acquiring Fund    Net Assets   Depreciation    to Combination      After Combination
---------------   --------------   -----------   ------------   ----------------   --------------------
VST Financial
Industries vs.
VA Financial
Industries             4,640         $55,074       $(5,280)           $200               $55,274

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
Fundamental Growth Fund

Independence Investment LLC                                      Paul F. McManus
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 0.18% underperforming its benchmark, the
     Russell Growth Index. Relative to Morningstar peers, the Fund has a below average rating of 2 with an above average risk profile.

..    Independence assumed management of the Fund in December 2003.

..    The Fund underperformed its benchmark primarily due to unfavorable stock selection decisions broadly especially within the information technology and consumer discretionary sectors, with sector allocation exposures also detracting.

..    The largest absolute performance contributors were exposures to companies in the industrials sector, while exposures to information technology companies were the largest detractors.

..    The manager uses both fundamental equity research and quantitative portfolio construction to identify stocks having both favorable valuations and improving earnings growth prospects. The Fund is broadly diversified across sectors with sector weights similar to the benchmark.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                        % of
                                                                     Investments
                                                                     -----------
Microsoft Corp.                                                          4.6%
Intel Corp.                                                              4.0%
Pfizer, Inc.                                                             4.0%
Cisco Systems, Inc.                                                      3.6%
American International Group, Inc.                                       2.7%
Procter & Gamble Co.                                                     2.5%
Johnson & Johnson                                                        2.4%
Home Depot, Inc.                                                         2.2%
Standard and Poor's Depositary Receipts                                  2.2%
3M Co.                                                                   2.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                Fundamental   Fundamental Growth
                                                Growth Fund      Benchmark/4/
                                                -----------   ------------------
YTD/3/                                              0.18%             2.74%
1 Year                                             16.33             23.48
3 Years                                            -7.50             -0.79
Since Inception (8/31/99)                          -1.38              0.76
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Mid Cap Growth

MORNINGSTAR RISK/1/:

..    Above Average (VL/VUL)
..    Above Average (VA)

MORNINGSTAR RATING/1/:

..    ** (VL/VUL)
..    ** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      30%
Health Care                                                                 18%
Financials                                                                  14%
Consumer Discretionary                                                      12%
Industrials                                                                 12%
Consumer Staples                                                            10%
Energy                                                                       3%
Materials                                                                    1%
Telecommunication Services                                                   0%
Utilities                                                                    0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. Data reviewed by MorningStar reflects the Fund's previous investment strategy. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 482 VL/VUL subaccounts and 850 VA subaccounts in the Morningstar Mid Cap Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Fundamental Growth Benchmark represents the Russell Mid Cap Growth Index from August 1999 to December 2003 and then the Russell 1000 Growth Index from January 2004 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Fundamental Growth Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $473 of securities loaned
   (Note B)) .......................................................   $ 24,239
Net unrealized appreciation of investments .........................      1,004
Short-term investments at value ....................................        762
                                                                       --------
      Total investments ............................................     26,005
Receivable for:
   Investments sold ................................................        837
   Dividends .......................................................         22
                                                                       --------
Total assets .......................................................     26,864
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................        933
   Collateral for securities on loan ...............................        478
   Accrued operating expenses ......................................          7
   Other payables ..................................................          2
                                                                       --------
Total liabilities ..................................................      1,420
                                                                       --------
Net assets .........................................................   $ 25,444
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..      3,561
                                                                       --------
Net asset value per share ..........................................   $   7.15
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $ 57,696
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ................................    (33,261)
   Undistributed net investment income .............................          5
   Net unrealized appreciation of investments ......................      1,004
                                                                       --------
Net assets .........................................................   $ 25,444
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Fundamental Growth Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .....................................................   $      1
      Dividends ....................................................        123
                                                                       --------
Total investment income ............................................        124
                                                                       --------
EXPENSES
      Investment advisory fee ......................................        112
      Auditors fees ................................................          2
      Custodian fees ...............................................         10
      Legal fees ...................................................         10
      Printing & mailing fees ......................................          4
                                                                       --------
Total expenses .....................................................        138
      Less expenses reimbursed .....................................        (12)
      Less custodian expense reduction offset by commission
         recapture arrangement (Note C) ............................         (7)
                                                                       --------
Net expenses .......................................................        119
                                                                       --------
Net investment income ..............................................          5
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments ................................        241
   Change in unrealized depreciation on investments ................       (211)
                                                                       --------
Net realized and unrealized gain ...................................         30
                                                                       --------
Net increase in net assets resulting from operations ...............   $     35
                                                                       ========
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Fundamental Growth Fund
(000's Omitted)

                                                                                     Unaudited
                                                                                     Six-Month
                                                                                   Period Ended    Year Ended
                                                                                     June 30,     December 31,
                                                                                       2004           2003
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income (loss) ................................................      $     5       $    (86)
   Net realized gain ...........................................................          241          1,982
   Change in net unrealized appreciation (depreciation) ........................         (211)         4,240
                                                                                      -------       --------
      Net increase in net assets resulting from operations .....................           35          6,136
Distributions to shareholders from:
   Realized gains ..............................................................                      (2,176)
                                                                                                    --------
      Decrease in net assets resulting from distributions ......................                      (2,176)
From fund share transactions:
   Proceeds from shares sold ...................................................        1,920          6,270
   Distributions reinvested ....................................................                       2,176
   Payment for shares redeemed .................................................       (2,568)        (6,414)
                                                                                      -------       --------
      Increase (decrease) in net assets from fund share transactions ...........         (648)         2,032
                                                                                      -------       --------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (613)         5,992
NET ASSETS
   Beginning of Period .........................................................       26,057         20,065
                                                                                      -------       --------
   End of Period (including undistributed net investment income of $5 and $0,
      respectively) ............................................................      $25,444       $ 26,057
                                                                                      =======       ========
Analysis of fund share transactions:
   Sold ........................................................................          269            907
   Reinvested ..................................................................                         309
   Redeemed ....................................................................         (361)          (956)
                                                                                      -------       --------
Net increase (decrease) in fund shares outstanding .............................          (92)           260
                                                                                      =======       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                       Fundamental Growth Fund
                                                 -------------------------------------------------------------------
                                                 Unaudited Period                   Year Ended December 31,
                                                   Ended June 30,        -------------------------------------------
                                                        2004             2003(i)     2002         2001       2000(e)
                                                 ----------------        -------   -------      -------      -------
Net Assets Value at Beginning of Period ......        $  7.13            $  5.91   $  8.48      $ 12.52      $ 14.42
Income from Investment Operations:
   Net Investment Loss .......................                             (0.01)    (0.06)       (0.03)       (0.02)
   Net Realized and Unrealized Gain (Loss)
      on Investment(a) .......................           0.02               1.88     (2.51)       (4.01)       (0.44)
                                                      -------            -------   -------      -------      -------
   Total From Investment Operations ..........           0.02               1.87     (2.57)       (4.04)       (0.46)
Less Distributions:
   Distribution from Net Realized Gains on
      Investments ............................                             (0.65)                              (0.76)
   Distribution from Excess of Net
      Investment Income/Gains ................                                                                 (0.65)
   Distribution from Capital Paid-in .........                                                                 (0.03)
                                                      -------            -------   -------      -------      -------
   Total Distributions .......................                             (0.65)                              (1.44)
                                                      -------            -------   -------      -------      -------
Net Assets Value at End of Period ............        $  7.15            $  7.13   $  5.91      $  8.48      $ 12.52
                                                      =======            =======   =======      =======      =======
Total Investment Return(b) ...................           0.18%(c)          31.77%   (30.28)%     (32.23)%      (3.03)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average
      Net Assets .............................           0.98%(d)(f)(g)     1.00%     1.00%(f)     1.00%(f)     0.96%(f)
   Ratio of Net Investment Income (Loss) to
      Average Net Assets .....................           0.04%(d)          (0.38)%   (0.52)%      (0.46)%      (0.38)%
   Portfolio Turnover Rate ...................          50.86%(c)         201.18%    93.77%      118.01%(h)   250.46%
Net Assets End of Period (000's Omitted) .....        $25,444            $26,057   $20,065      $37,897      $46,114

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e) The fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.

(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.08% for the period ending June 30, 2004, and 1.16%, 1.19%, and 1.00% for the years ended December 31, 2002, 2001, and 2000, respectively.

(g) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(h)  Excludes merger activity.

(i) The Fund entered into a new Sub-Advisory Agreement with Independence Investment LLC during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.3%
   Boeing Co. * .............................................    6,100    $  312
   United Technologies Corp. * ..............................    3,000       274
                                                                          ------
                                                                             586
Air Freight & Couriers - 0.5%
   Fedex Corp. ..............................................    1,400       114
Airlines - 0.4%
   JetBlue Airways Corp. * ..................................    3,500       103
Automobiles - 0.5%
   Harley-Davidson, Inc. * ..................................    2,100       130
Beverages - 4.1%
   Anheuser-Busch Cos., Inc. ................................    1,900       103
   Coca-Cola Co. * ..........................................    9,900       500
   PepsiCo, Inc. * ..........................................    8,100       436
                                                                          ------
                                                                           1,039
Biotechnology - 2.5%
   Amgen, Inc. * ............................................    5,600       306
   Biogen IDEC, Inc. * ......................................    5,400       341
                                                                          ------
                                                                             647
Building Products - 1.0%
   American Standard Cos., Inc. * ...........................    6,400       258
Chemicals - 0.6%
   Ecolab, Inc. * ...........................................    4,900       155
Commercial Services & Supplies - 1.1%
   Apollo Group, Inc. - Cl. A * .............................    1,100        97
   Automatic Data Processing, Inc. ..........................    4,300       180
                                                                          ------
                                                                             277
Commingled Fund - 2.2%
   Standard and Poor's Depositary Receipts ..................    4,800       550
Communications Equipment - 5.8%
   Cisco Systems, Inc. * ....................................   38,200       906
   Motorola, Inc. ...........................................   11,300       206
   Qualcomm, Inc. * .........................................    4,800       350
                                                                          ------
                                                                           1,462
Computers & Peripherals - 3.5%
   Dell, Inc. * .............................................   13,600       487
   EMC Corp. * ..............................................   10,900       124
   International Business Machines Corp. ....................    3,100       274
                                                                          ------
                                                                             885
Diversified Financials - 8.7%
   American Express Co. * ...................................    6,900       355
   Bear Stearns Cos., Inc. * ................................    1,100        93
   Capital One Financial Corp. ..............................    2,300       157
   Chicago Mercantile Exchange * ............................      900       130
   Citigroup, Inc. * ........................................    6,100       284
   Federal National Mortgage Assoc. * .......................    5,900       421
   Goldman Sachs Group, Inc. ................................    3,100       292
   MBNA Corp. * .............................................    7,500    $  193
   Merrill Lynch & Co., Inc. * ..............................    5,400       291
                                                                          ------
                                                                           2,216
Electronic Equipment & Instruments - 0.4%
   Sanmina Corp. * ..........................................   12,200       111
Energy Equipment & Services - 1.0%
   Grant Prideco, Inc. * ....................................   13,200       244
Food & Drug Retailing - 0.3%
   Whole Foods Market, Inc. * ...............................      800        76
Health Care Equipment & Supplies - 3.0%
   Boston Scientific Corp. * ................................    4,800       206
   Guidant Corp. ............................................    2,700       151
   St. Jude Medical, Inc. * .................................    3,400       257
   Zimmer Holdings, Inc. * ..................................    1,600       141
                                                                          ------
                                                                             755
Health Care Providers & Services - 2.1%
   Cardinal Health, Inc. * ..................................    2,900       203
   DaVita, Inc. * ...........................................    2,400        74
   UnitedHealth Group, Inc. * ...............................    2,700       168
   Wellpoint Health Networks, Inc. * ........................      900       101
                                                                          ------
                                                                             546
Household Products - 2.5%
   Procter & Gamble Co. * ...................................   11,500       626
Industrial Conglomerates - 5.1%
   3M Co. ...................................................    6,100       549
   General Electric Co. * ...................................   11,400       369
   Tyco International, Ltd. * ...............................   11,600       385
                                                                          ------
                                                                           1,303
Insurance - 4.5%
   AFLAC, Inc. * ............................................    5,000       204
   American International Group, Inc. * .....................    9,400       670
   Hartford Financial Services Group, Inc. * ................    4,100       282
                                                                          ------
                                                                           1,156
Internet & Catalog Retail - 1.6%
   eBay, Inc. * .............................................    3,000       276
   Interactive Corp. ........................................    4,700       142
                                                                          ------
                                                                             418
Internet Software & Services - 1.4%
   Yahoo, Inc. * ............................................    9,700       352
Machinery - 2.4%
   Danaher Corp. * ..........................................    4,400       228
   Illinois Tool Works, Inc. * ..............................    1,700       163
   Oshkosh Truck Corp. ......................................    2,600       149
   Pall Corp. * .............................................    3,000        79
                                                                          ------
                                                                             619

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                         Market
                        Name of Issuer                         Shares     Value
                        --------------                         ------   --------
                                                                         (000's)
COMMON STOCK - Continued
Media - 3.8%
   Comcast Corp. - Cl. A ...................................    2,200   $    62
   E.W. Scripps Co. - Cl. A ................................    1,500       157
   Lamar Advertising Co. * .................................    3,000       130
   Pixar, Inc. * ...........................................    2,200       153
   The Walt Disney Co. * ...................................    7,400       189
   Time Warner, Inc. * .....................................   15,500       272
                                                                        -------
                                                                            963
Multiline Retail - 2.3%
   Target Corp. * ..........................................    5,600       238
   Wal-Mart Stores, Inc. * .................................    6,500       343
                                                                        -------
                                                                            581
Oil & Gas - 1.6%
   Devon Energy Corp. * ....................................    2,000       132
   Murphy Oil Corp. ........................................    2,600       191
   Newfield Exploration Co. * ..............................    1,700        95
                                                                        -------
                                                                            418
Personal Products - 0.7%
   Avon Products, Inc. .....................................    3,600       166
Pharmaceuticals - 9.8%
   Abbott Laboratories * ...................................    6,200       253
   Johnson & Johnson .......................................   11,100       618
   Medicinesco .............................................    7,500       229
   Merck & Co., Inc. * .....................................    5,300       252
   Pfizer, Inc. * ..........................................   29,200     1,001
   Sepracor, Inc. * ........................................    2,600       137
                                                                        -------
                                                                          2,490
Semiconductor Equipment & Products - 7.4%
   Analog Devices, Inc. * ..................................    5,100       240
   Applied Materials, Inc. * ...............................   17,400       341
   Intel Corp. .............................................   37,000     1,021
   RF Micro Devices, Inc. * ................................   11,700        88
   Texas Instruments, Inc. * ...............................    8,000       194
                                                                        -------
                                                                          1,884
Software - 8.8%
   Electronic Arts, Inc. * .................................    6,000       327
   Microsoft Corp. * .......................................   41,000     1,171
   Oracle Corp. * ..........................................   34,200       408
   Take Two Interactive Software * .........................    5,800       178
   Veritas Software Corp. * ................................    5,900       163
                                                                        -------
                                                                          2,247
Specialty Retail - 5.6%
   Advanced Auto Parts * ...................................    3,300       146
   Best Buy Co., Inc. * ....................................    3,500       178
   CDW Corp. ...............................................    6,000       383
   Home Depot, Inc. * ......................................   15,800       556
   TJX Cos., Inc. * ........................................    7,100       171
                                                                        -------
                                                                          1,434
Textiles & Apparel - 0.7%
   Coach, Inc. * ...........................................    3,700   $   167
Tobacco - 1.0%
   Altria Group, Inc. ......................................    5,300       265
                                                                        -------
                                         TOTAL COMMON STOCK-
                                              (Cost $24,239)     99.2%   25,243

                                                                 Par
                                                                Value
                                                               -------
                                                               (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 1.9%
   State Street Navigator Securities Lending
      Portfolio ............................................   $  478       478
SHORT-TERM INVESTMENTS - 1.1%
   Investment in joint trading account
      1.344% due 07/01/04
         (Cost $284)........................................      284       284
                                                               ------   -------
                                          TOTAL INVESTMENTS-
                                              (Cost $25,001)    102.2%   26,005
                        Payables, less cash and receivables-    (2.2)%     (561)
                                                               ------   -------
                                                 NET ASSETS-    100.0%  $25,444
                                                               ======   =======

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Fundamental Growth Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Com-pany ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash-balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to that Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Trust.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $76                      1.50%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
           $473                      $478

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $171, $3,441, $20,156 and $9,696 which expire in 2007, 2008, 2009 and
2010, respectively.

     Certain of the above losses may be limited under sections 382 - 384 of the Internal Revenue Code, as amended.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                          Between
                     $500 Million and   Excess Over
First $500 Million      $1 Billion       $1 Billion
------------------   ----------------   -----------
       0.80%               0.75%           0.70%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $12 to the Fund.

     As of December 15, 2003, John Hancock has entered into a Sub-Advisory Agreement with Independence Investment LLC, with respect to the Fund. Independence Investment LLC is an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $7.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $12,994           $13,728

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $24,929       $1,193          $(17)          $1,176

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $33,464          $1,176

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year    Ordinary Income     Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $569                    $--                  $1,607
2002            --                     --                      --

     Included in the Fund's 2003 distributions from ordinary income is $569 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE E-OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                         For   Against   Abstain
                                                         ---   -------   -------
To approve, as to the Fundamental Growth Fund, a new      92%     1%        7%
     Sub-Management Agreement among the Trust, John
     Hancock and Independence Investment LLC
     ("Independence Investment") to replace the sub-manager and to decrease the sub-investment managment fee paid by John Hancock for management of this Fund.

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
Fundamental Value Fund

Wellington Management Company, LLP                                  C. Duckworth
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 1.93%, underperforming its benchmark, the
     Russell 1000 Value Index. Relative to Morningstar peers, the Fund has an average rating of 3 with a below average risk profile.

..    The Fund underperformed its benchmark primarily due to unfavorable security selection, especially within the information technology and the materials sectors.

..    The Fund's exposure to the financials and energy sectors were the largest contributors to absolute performance.

..    The manager's strategy is to combine the firm's research analysts' best ideas within the large-cap value universe using a bottom-up stock selection process. The Fund is broadly diversified across sectors and industries with sector weights closely aligned with the benchmark to minimize industry-specific risk.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Bank of America Corp.                                                       4.9%
Citigroup, Inc.                                                             4.7%
Golden West Financial Corp.                                                 2.5%
UnionBanCal Corp.                                                           2.4%
Total Fina SA                                                               2.3%
MBIA, Inc.                                                                  2.1%
Time Warner, Inc.                                                           2.0%
Altria Group, Inc.                                                          1.9%
Federal Home Loan Mortgage Corp.                                            1.9%
Exxon Mobil Corp.                                                           1.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                   Fundamental   Russell 1000(R)
                                                   Value Fund      Value Index
                                                  ------------   ---------------
YTD/3/                                                 1.93%           3.93%
1 Year                                                18.05           21.13
3 Years                                                1.01            2.96
Since Inception (8/31/99)                              3.78            3.37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Value

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)
                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  35%
Energy                                                                      12%
Consumer Discretionary                                                      11%
Industrials                                                                  9%
Information Technology                                                       8%
Utilities                                                                    6%
Consumer Staples                                                             5%
Materials                                                                    5%
Telecommunication Services                                                   5%
Health Care                                                                  4%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 594 VL/VUL subaccounts and 1,129 VA subaccounts in the Morningstar Large Value category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Fundamental Value Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $6,136 of securities
   loaned (Note B)) ................................................   $120,393
Net unrealized appreciation of investments .........................     17,234
Short-term investments at value ....................................      6,469
                                                                       --------
      Total investments ............................................    144,096
Cash ...............................................................        988
Receivable for:
   Investments sold ................................................        521
   Dividends .......................................................        269
   Foreign dividend tax withholdings reclaim .......................         22
   Futures contracts variation margin ..............................          2
   Other assets ....................................................          4
                                                                       --------
Total assets .......................................................    145,902
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................        447
   Collateral for securities on loan ...............................      6,339
   Foreign dividend tax withholding ................................         14
   Accrued operating expenses ......................................         17
   Line of credit ..................................................        220
                                                                       --------
Total liabilities ..................................................      7,037
                                                                       --------
Net assets .........................................................   $138,865
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..     12,443
                                                                       --------
Net asset value per share ..........................................   $  11.16
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $142,300
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ....................    (20,650)
   Undistributed net investment loss ...............................        (20)
   Net unrealized appreciation of:
      Investments ..................................................     17,234
      Futures ......................................................          1
                                                                       --------
Net assets .........................................................   $138,865
                                                                       ========

See notes to financial statements

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Fundamental Value Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .......................................................       38
      Dividends (net of foreign withholding tax $25) .................    1,445
      Securities lending .............................................        9
                                                                         ------
Total investment income ..............................................    1,492
                                                                         ------
EXPENSES
      Investment advisory fee ........................................      545
      Auditors fees ..................................................        9
      Custodian fees .................................................       32
      Legal fees .....................................................        9
      Printing & mailing fees ........................................       12
      Trustees' fees .................................................        2
      Other fees .....................................................        2
                                                                         ------
Total expenses .......................................................      611
      Less custodian expense reduction offset by commission recapture
         arrangement (Note C) ........................................      (23)
                                                                         ------
Net expenses .........................................................      588
                                                                         ------
Net investment income ................................................      904
                                                                         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments ....................................................    5,661
      Financial futures contracts ....................................      114
   Change in unrealized depreciation on:
      Investments ....................................................   (3,998)
      Futures ........................................................      (56)
                                                                         ------
Net realized and unrealized gain .....................................    1,721
                                                                         ------
Net increase in net assets resulting from operations .................    2,625
                                                                         ======

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Fundamental Value Fund
(000's Omitted)

                                                                  Unaudited
                                                                  Six-Month
                                                                Period Ended    Year Ended
                                                                  June 30,     December 31,
                                                                    2004           2003
                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ....................................     $    904       $  1,751
   Net realized gain (loss) .................................        5,775         (3,702)
   Change in net unrealized appreciation (depreciation) .....       (4,054)        32,920
                                                                  --------       --------
      Net increase in net assets resulting from operations ..        2,625         30,969
Distributions to shareholders from:
   Net investment income ....................................         (924)        (1,730)
   Realized gains ...........................................           --           (135)
                                                                  --------       --------
      Decrease in net assets resulting from distributions ...         (924)        (1,865)
From fund share transactions:
   Proceeds from shares sold ................................       15,167         32,368
   Distributions reinvested .................................          924          1,865
   Payment for shares redeemed ..............................      (17,782)       (45,584)
                                                                  --------       --------
      Decrease in net assets from fund share transactions ...       (1,691)       (11,351)
                                                                  --------       --------
NET INCREASE IN NET ASSETS ..................................           10         17,753

NET ASSETS
   Beginning of Period ......................................      138,855        121,102
                                                                  --------       --------
   End of Period (including undistributed net investment
      loss ($20) and $0, respectively) ......................     $138,865       $138,855
                                                                  ========       ========
Analysis of fund share transactions:
   Sold .....................................................        1,356          3,382
   Reinvested ...............................................           83            197
   Redeemed .................................................       (1,596)        (4,906)
                                                                  --------       --------
Net decrease in fund shares outstanding .....................         (157)        (1,327)
                                                                  ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                   Fundamental Value Fund
                                                           ---------------------------------------------------------------------
                                                           Unaudited Period                Year Ended December 31,
                                                             Ended June 30,   --------------------------------------------------
                                                                2004            2003             2002        2001          2000
                                                           ----------------   --------         --------    --------      -------
Net Assets Value at Beginning of Period ................    $  11.02          $   8.70         $  10.66    $  11.57      $ 10.42
Income from Investment Operations:
   Net Investment Income ...............................        0.07              0.14             0.12        0.10         0.09
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ....................................        0.14              2.33            (1.96)      (0.91)        1.30
                                                            --------          --------         --------    --------      -------
   Total From Investment Operations ....................        0.21              2.47            (1.84)      (0.81)        1.39
Less Distributions:
   Distribution from Net Investment Income .............       (0.07)            (0.14)           (0.12)      (0.10)       (0.10)
   Distribution from Net Realized Gains on
      Investments ......................................                         (0.01)                                    (0.08)
   Distribution from Excess of Net Investment Income/
      Gains ............................................                                             (g)                   (0.06)
                                                            --------          --------         --------    --------      -------
   Total Distributions .................................       (0.07)            (0.15)           (0.12)      (0.10)       (0.24)
                                                            --------          --------         --------    --------      -------
Net Assets Value at End of Period ......................    $  11.16          $  11.02         $   8.70    $  10.66      $ 11.57
                                                            ========          ========         ========    ========      =======
Total Investment Return(b) .............................        1.93%(c)         28.70%          (17.40)%     (6.99)%      13.41%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ...........................................        0.87%(d)(h)       0.89%(e)(h)      0.85%       0.99%(e)     1.05%(e)
   Ratio of Net Investment Income to Average Net
      Assets ...........................................        1.29%(d)          1.44%            1.26%       0.91%        0.97%
   Portfolio Turnover Rate .............................       32.71%(c)         69.21%           82.22%      85.20%(f)    86.97%
Net Assets End of Period (000s Omitted) ................    $138,865          $138,855         $121,102    $161,710      $15,728

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .90%, 1.20%, and 1.36% for the years ended December 31, 2003, 2001, and 2000, respectively.

(f)  Excludes merger activity.

(g)  Amount is less than $0.01.

(h) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND
                                                                          Market
                                                                          Value
                        Name of Issuer                          Shares   (000's)
                        --------------                         -------   -------
COMMON STOCK

Aerospace & Defense - 2.1%
   General Dynamics Corp. * ................................    17,100   $ 1,698
   United Technologies Corp. * .............................    13,000     1,189
                                                                         -------
                                                                           2,887
Air Freight & Couriers - 0.6%
   Fedex Corp. .............................................    10,000       817
Airlines - 0.3%
   Continental Airlines, Inc. - Cl. B * ....................    32,800       373
Auto Components - 1.9%
   Dana Corp. ..............................................    17,900       351
   Johnson Controls, Inc. ..................................    10,400       555
   Lear Corp. * ............................................    28,900     1,705
                                                                         -------
                                                                           2,611
Banks - 14.8%
   Bank of America Corp. * .................................    79,400     6,719
   City National Corp. .....................................     8,400       552
   Comerica, Inc. ..........................................    19,600     1,076
   Commerce Bancshares, Inc. ...............................    18,559       853
   Golden West Financial Corp. * ...........................    31,800     3,382
   Hibernia Corp. - Cl. A ..................................    84,100     2,043
   Regions Financial Corp. .................................    29,500     1,078
   UBS AG ..................................................    19,800     1,407
   UnionBanCal Corp. .......................................    58,900     3,322
   Zions Bancorp * .........................................     1,800       110
                                                                         -------
                                                                          20,542
Beverages - 0.8%
   Constellation Brands, Inc. - Cl. A * ....................    28,200     1,047
Chemicals - 2.8%
   Dow Chemical Co. * ......................................    29,000     1,181
   E.I. du Pont de Nemours & Co. * .........................    33,500     1,488
   Rohm & Haas Co. .........................................    29,900     1,243
                                                                         -------
                                                                           3,912
Commercial Services & Supplies - 1.5%
   Cendant Corp. * .........................................    62,300     1,525
   Checkfree Corp. * .......................................     9,600       288
   Pitney Bowes, Inc. * ....................................     1,000        44
   The Bisys Group, Inc. * .................................    14,800       208
                                                                         -------
                                                                           2,065
Communications Equipment - 1.5%
   Corning, Inc. * .........................................    85,200     1,113
   Motorola, Inc. ..........................................    54,800     1,000
                                                                         -------
                                                                           2,113
Computers & Peripherals - 2.2%
   International Business Machines Corp. ...................    28,500     2,512
   Maxtor Corp. * ..........................................    84,800       562
                                                                         -------
                                                                           3,074
Diversified Financials - 12.3%
   Capital One Financial Corp. .............................    10,000   $   684
   Citigroup, Inc. * .......................................   137,866     6,411
   Countrywide Credit Industries, Inc. * ...................    15,249     1,071
   Eaton Vance Corp. * .....................................     8,500       325
   Federal Home Loan Mortgage Corp. ........................    42,000     2,659
   Franklin Resources, Inc. * ..............................    17,200       861
   Goldman Sachs Group, Inc. ...............................    19,800     1,864
   Legg Mason, Inc. * ......................................     4,400       400
   Merrill Lynch & Co., Inc. * .............................    38,800     2,094
   Morgan Stanley, Dean Witter, Discover & Co. .............    14,600       771
                                                                         -------
                                                                          17,140
Diversified Telecommunication Services - 4.2%
   AT&T Corp. * ............................................    53,700       786
   Citizens Communications Co. * ...........................   120,000     1,452
   Deutsche Telekom AG - ADR ...............................    25,100       444
   Qwest Communications International, Inc. ................   246,700       886
   Verizon Communications * ................................    63,700     2,305
                                                                         -------
                                                                           5,873
Electric Utilities - 5.2%
   Cinergy Corp. * .........................................    21,500       817
   Dominion Resources, Inc. ................................     4,700       297
   Entergy Corp. * .........................................    14,200       795
   Exelon Corp. * ..........................................    68,524     2,281
   PG & E Corp. * ..........................................    32,800       917
   TXU Corp. ...............................................    51,200     2,074
                                                                         -------
                                                                           7,181
Electrical Equipment - 1.0%
   American Power Conversion ...............................    68,800     1,352
Energy Equipment & Services - 1.7%
   Halliburton Co. * .......................................    75,600     2,288
Gas Utilities - 0.9%
   UGI Corp. ...............................................    40,500     1,300
Health Care Providers & Services - 1.0%
   Anthem, Inc. * ..........................................     7,300       654
   McKesson HBOC, Inc. .....................................    22,700       779
                                                                         -------
                                                                           1,433
Hotels Restaurants & Leisure - 0.7%
   McDonald's Corp.* .......................................    37,700       980
Household Durables - 0.4%
   Lennar Corp. ............................................    13,100       586
Household Products - 0.7%
   Colgate-Palmolive Co. ...................................    17,600     1,029
Industrial Conglomerates - 2.2%
   General Electric Co. * ..................................    37,900     1,228
   Tyco International, Ltd. * ..............................    56,200     1,862
                                                                         -------
                                                                           3,090

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND
                                                                         Market
                                                                         Value
                        Name of Issuer                        Shares    (000's)
                        --------------                       --------   --------
COMMON STOCK - Continued

Insurance - 4.9%
   American International Group, Inc. * ..................     15,250   $  1,087
   MBIA, Inc. * ..........................................     51,750      2,956
   Prudential Financial, Inc. * ..........................     25,800      1,199
   St. Paul Cos., Inc. ...................................     39,800      1,613
                                                                        --------
                                                                           6,855
Internet & Catalog Retail - 0.6%
   Interactive Corp. .....................................     26,700        805
Internet Software & Services - 0.4%
   VeriSign, Inc. * ......................................     27,600        549
Machinery - 1.2%
   Caterpillar, Inc. * ...................................      5,600        445
   ITT Industries, Inc. * ................................     15,000      1,245
                                                                        --------
                                                                           1,690
Media - 5.5%
   Comcast Corp. - Cl. A .................................      7,100        199
   Comcast Corp. - Cl. A .................................     40,300      1,113
   Gannett Co., Inc. * ...................................     11,200        950
   Liberty Media Corp. - Ser. A * ........................    135,300      1,216
   Liberty Media International, Inc. - Ser. A* ...........      6,765        251
   Sirius Satellite Radio, Inc. * ........................    196,900        607
   Time Warner, Inc. * ...................................    158,900      2,794
   XM Satellite Radio Holdings, Inc. - Cl. A .............     17,200        469
                                                                        --------
                                                                           7,599
Metals & Mining - 0.9%
   Alcoa, Inc. * .........................................     39,400      1,301
Multiline Retail - 0.5%
   Federated Department Stores, Inc. * ...................     13,400        658
Office Electronics - 0.6%
   Xerox Corp. * .........................................     58,200        844
Oil & Gas - 9.8%
   BP Amoco plc - ADR ....................................     17,000        911
   ChevronTexaco Corp. * .................................     23,400      2,202
   Conoco Phillips .......................................     20,485      1,563
   Exxon Mobil Corp. * ...................................     56,700      2,518
   Marathon Oil Corp. * ..................................     54,600      2,066
   Premcor, Inc. * .......................................     28,700      1,076
   Total Fina SA - ADR ...................................     33,500      3,219
                                                                        --------
                                                                          13,555
Paper & Forest Products - 1.5%
   Bowater, Inc. .........................................     32,700      1,360
   Weyerhaeuser Co. ......................................     12,200        770
                                                                        --------
                                                                           2,130
Personal Products - 2.0%
   Alberto-Culver Co. - Cl. B * ..........................     12,900        647
   Gillette Co. ..........................................     50,600      2,145
                                                                        --------
                                                                           2,792
Pharmaceuticals - 3.0%
   Abbott Laboratories * .................................     27,800   $  1,133
   King Pharmaceuticals, Inc. * ..........................     41,300        473
   Medco Health Solutions, Inc. * ........................     16,600        622
   Schering-Plough Corp. * ...............................     89,500      1,654
   Watson Pharmaceuticals, Inc. * ........................      8,200        221
                                                                        --------
                                                                           4,103
Real Estate Investment Trust - 2.6%
   General Growth Properties .............................     62,300      1,842
   Kimco Realty Corp. ....................................     37,950      1,727
                                                                        --------
                                                                           3,569
Road & Rail - 0.5%
   Canadian National Railway Co. .........................     16,950        739
Semiconductor Equipment & Products - 1.4%
   Fairchild Semiconductor Corp. - Cl. A * ...............     52,400        858
   National Semiconductor Corp. * ........................     47,100      1,035
                                                                        --------
                                                                           1,893
Software - 1.0%
   Microsoft Corp. * .....................................     48,000      1,371
Specialty Retail - 1.0%
   Abercrombie & Fitch Co. ...............................     11,900        461
   Foot Locker, Inc. * ...................................     37,900        923
                                                                        --------
                                                                           1,384
Tobacco - 1.9%
   Altria Group, Inc. ....................................     53,300      2,668
Wireless Telecommunications Services - 1.0%
   Nextel Communications, Inc. - Cl. A * .................     53,600      1,429
                                                                        --------
                                       TOTAL COMMON STOCK-
                                           (Cost $120,393)       99.1%   137,627

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 4.6%
   State Street Navigator Securities Lending Portfolio ...   $  6,339      6,339

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                               Par       Market
                       Name of Issuer                         Value      Value
                       --------------                        -------   ---------
                                                             (000's)    (000's)
SHORT-TERM INVESTMENTS

U.S. Treasury Bills (a)
   0.981% due 08/05/04 ...................................    $   20   $     20
   1.07% due 08/26/04 ....................................        50         50
   1.164% due 09/02/04 ...................................        35         35
   1.302% due 09/23/04 ...................................        25         25
                                                                       --------
                                          TOTAL SHORT-TERM
                                              INVESTMENTS-
                                               (Cost $130)       0.1%       130
                                                              ------   --------
                                        TOTAL INVESTMENTS-
                                           (Cost $126,862)     103.8%   144,096
                      Payables, less cash and receivables-      (3.8)%   (5,231)
                                                              ------   --------
                                               NET ASSETS-     100.0%  $138,865
                                                              ======   ========

*    Non-income producing security.

(a) Securities segregated to cover initial margin requirements on open financial futures.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Fundamental Value Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $6,136                    $6,339

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, open financial futures contracts for the Fund were as follows:

                                Open                                    Unrealized
                             Contracts   Position   Expiration Month   Appreciation
                             ---------   --------   ----------------   ------------
S&P Mini 500 Index Futures       10        Long       September 04          $1
                                                                           ---
                                                                            $1
                                                                           ===

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $406, $18,314 and $5,972 which expire in 2009, 2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $25. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                        Between           Between
                    $25 Million and   $50 Million and    Excess Over
First $25 Million     $50 Million       $100 Million    $100 Million
-----------------   ---------------   ---------------   ------------
      0.95%              0.85%             0.75%           0.65%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. For the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $23.

     John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $45,485           $45,243

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $121,238       $21,179       $(1,616)         $19,563

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and to certain distributions received from investments in Real Estate Investment Trusts. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $24,692          $19,563

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $1,729                   $--                   $136
2002          1,766                    --                     28

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
Fundamental Value B Fund (FORMERLY LARGE CAP VALUE CORE(SM) FUND)
WELLINGTON MANAGEMENT COMPANY, LLP                                  C. Duckworth
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 4.27%, outperforming its benchmark, the
     Russell 1000 Value Index. Relative to Morningstar peers, the Fund has an average/above average rating of 3/4 with a below average risk profile.

..    On May 1st, the Fund's name, investment strategy and sub-adviser were changed. Wellington implemented an investment strategy for the Fund that is substantially the same as the investment strategy it now employs for the Fundamental Value Fund.

..    Since May 1st, the Fund underperformed its benchmark primarily due to unfavorable security selection decisions, while sector exposures added modest value.

..    The manager's strategy is to combine the firm's research analysts' best ideas within the large-cap value universe using a bottom-up stock selection process. The Fund is broadly diversified across sectors and industries with sector weights closely aligned with the benchmark to minimize industry-specific risk.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Bank of America Corp.                                                    4.9%
Citigroup, Inc.                                                          4.7%
UnionBanCal Corp.                                                        2.5%
Golden West Financial Corp.                                              2.5%
Total Fina SA                                                            2.3%
Time Warner, Inc.                                                        2.0%
Altria Group, Inc.                                                       2.0%
Federal Home Loan Mortgage Corp.                                         1.9%
Exxon Mobil Corp.                                                        1.8%
International Business Machines Corp.                                    1.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                   Fundamental   Russell 1000(R)
                                                  Value B Fund     Value Index
                                                  ------------   ---------------
YTD/3/                                                4.27%           3.93%
1 Year                                               22.48           21.13
3 Year                                                1.76            2.96
Since Inception (8/31/99)                             2.74            3.37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Value

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    **** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          assets
                                                                          ------
Financials                                                                  35%
Consumer Discretionary                                                      11%
Energy                                                                      11%
Industrials                                                                  9%
Information Technology                                                       8%
Utilities                                                                    6%
Consumer Staples                                                             5%
Materials                                                                    5%
Telecommunication Services                                                   5%
Health Care                                                                  4%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 594 VL/VUL subaccounts and 1,129 VA subaccounts in the Morningstar Large Value category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Fundamental Value B Fund
(000's Omitted)

ASSETS
Long term investments at cost ......................................   $ 54,236
Net unrealized appreciation of investments .........................      2,440
Short-term investments at value ....................................        388
                                                                       --------
      Total investments ............................................     57,064
Receivable for:
   Investments sold ................................................        112
   Dividends .......................................................         72
   Futures contracts variation margin ..............................          1
                                                                       --------
Total assets .......................................................     57,249
                                                                       --------
LIABILITIES
Payables for:
   Investment purchased ............................................        177
   Accrued operating expenses ......................................          9
   Other liabilities ...............................................          1
                                                                       --------
Total liabilities ..................................................        187
                                                                       --------
Net assets .........................................................   $ 57,062
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..      5,647
                                                                       --------
Net asset value per share ..........................................   $  10.10
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $ 55,916
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ................................     (1,296)
Undistributed net investment income ................................          1
Net unrealized appreciation of:
      Investments ..................................................      2,440
      Futures ......................................................          1
                                                                       --------
Net assets .........................................................   $ 57,062
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Fundamental Value B Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .....................................................    $     5
      Dividends (net of foreign withholding tax of $7) .............        635
                                                                        -------
Total investment income ............................................        640
                                                                        -------
EXPENSES
      Investment advisory fee ......................................        228
      Auditors fees ................................................          3
      Custodian fees ...............................................         20
      Legal fees ...................................................          3
      Printing & mailing fees ......................................          9
      Trustees'  ...................................................          1
      Other fees ...................................................          1
                                                                        -------
Total expenses .....................................................        265
                                                                        -------
      Less expenses reimbursed .....................................        (10)
                                                                        -------
Net expenses .......................................................        255
                                                                        -------
Net investment income ..............................................        385
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ..................................................      5,551
      Financial futures contracts ..................................        (56)
   Change in unrealized depreciation on:
      Investments ..................................................     (3,596)
                                                                        -------
Net realized and unrealized gain ...................................      1,899
                                                                        -------
Net increase in net assets resulting from operations ...............    $ 2,284
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Fundamental Value B Fund
(000's Omitted)

                                                                                     Unaudited
                                                                                     Six-Month
                                                                                   Period Ended    Year Ended
                                                                                     June 30,     December 31,
                                                                                       2004           2003
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .......................................................      $   385        $   610
   Net realized gain ...........................................................        5,495            523
   Change in net unrealized appreciation (depreciation) ........................       (3,596)        10,556
                                                                                      -------        -------
      Net increase in net assets resulting from operations .....................        2,284         11,689
Distributions to shareholders from:
   Net investment income .......................................................         (384)          (610)
   Realized gains ..............................................................                      (1,764)
                                                                                      -------        -------
      Decrease in net assets resulting from distributions ......................         (384)        (2,374)
Capital contributions
From fund share transactions:
   Proceeds from shares sold ...................................................        6,564         10,099
   Distributions reinvested ....................................................          384          2,374
   Payment for shares redeemed .................................................       (4,820)        (9,519)
                                                                                      -------        -------
      Increase in net assets from fund share transactions ......................        2,128          2,954
                                                                                      -------        -------
NET INCREASE IN NET ASSETS .....................................................        4,028         12,269

NET ASSETS
   Beginning of Period .........................................................       53,034         40,765
                                                                                      -------        -------
   End of Period (including undistributed net investment income of $1 and $0,
      respectively) ............................................................      $57,062        $53,034
                                                                                      =======        =======
Analysis of fund share transactions:
   Sold ........................................................................          654          1,163
   Reinvested ..................................................................           39            254
   Redeemed ....................................................................         (481)        (1,112)
                                                                                      -------        -------
Net increase in fund shares outstanding ........................................          212            305
                                                                                      =======        =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                            Fundamental Value B Fund
                                                      -------------------------------------------------------------------
                                                      Unaudited Period                 Year Ended December 31,
                                                       Ended June 30,      ----------------------------------------------
                                                           2004(h)           2003         2002         2001         2000
                                                      ----------------     -------      -------      -------      -------
Net Assets Value at Beginning of Period ...........        $  9.76         $  7.95      $  9.83      $ 10.42      $ 10.16
Income from Investment Operations:
   Net Investment Income ..........................           0.07            0.12         0.11         0.09         0.15
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ...............................           0.34            2.15        (1.88)       (0.59)        0.36
                                                           -------         -------      -------      -------      -------
   Total From Investment Operations ...............           0.41            2.27        (1.77)       (0.50)        0.51
Less Distributions:
   Distribution from Net Investment Income ........          (0.07)          (0.12)       (0.11)       (0.09)       (0.15)
   Distribution from Net Realized Gains on
      Investments .................................                          (0.34)                                 (0.06)
   Distribution from Excess of Net Investment
      Income/Gains ................................                                                                 (0.03)
   Distribution from Capital Paid-in ..............                                                                 (0.01)
                                                           -------         -------      -------      -------      -------
   Total Distributions ............................          (0.07)          (0.46)       (0.11)       (0.09)       (0.25)
                                                           -------         -------      -------      -------      -------
Net Assets Value at End of Period .................        $ 10.10         $  9.76      $  7.95      $  9.83      $ 10.42
                                                           =======         =======      =======      =======      =======
Total Investment Return(b) ........................           4.27%(c)       28.86%      (18.21)%      (4.75)%       5.12%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ......................................           0.93%(d)(f)     0.85%(f)     0.84%(f)     0.85%(f)     0.85%(f)
   Ratio of Net Investment Income to Average Net
      Assets ......................................           1.39%(d)        1.38%        1.18%        0.98%        1.54%
   Portfolio Turnover Rate ........................         102.73%(c)      105.62%       89.43%       74.91%(e)    59.15%
Net Assets End of Period (000s Omitted) ...........        $57,062         $53,034      $40,765      $60,832      $18,164

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e)  Excludes merger activity.

(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .96% for the period ending June 30, 2004, and .94%, .97%, .88%, and 1.09% for the years ended December 31,
     2003, 2002, 2001, and 2000, respectively.

(h) The Fund entered into a new sub-advisory agreement with Wellington Management Co., LLP, during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE B FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.1%
   General Dynamics Corp. * .................................    7,000    $  695
   United Technologies Corp. * ..............................    5,200       476
                                                                          ------
                                                                           1,171
Air Freight & Couriers - 0.6%
   Fedex Corp. ..............................................    4,100       335
Airlines - 0.3%
   Continental Airlines, Inc. - Cl. B * .....................   13,200       150
Auto Components - 1.9%
   Dana Corp. ...............................................    7,300       143
   Johnson Controls, Inc. ...................................    4,200       224
   Lear Corp. * .............................................   11,800       696
                                                                          ------
                                                                           1,063
Banks - 15.0%
   Bank of America Corp. * ..................................   32,886     2,783
   City National Corp. ......................................    3,500       230
   Comerica, Inc. ...........................................    8,100       444
   Commerce Bancshares, Inc. ................................    7,700       354
   Golden West Financial Corp. * ............................   13,100     1,393
   Hibernia Corp. - Cl. A ...................................   35,600       865
   Regions Financial Corp. ..................................   12,200       446
   UBS AG. ..................................................    8,200       583
   UnionBanCal Corp. ........................................   25,000     1,410
   Zions Bancorp * ..........................................      800        49
                                                                          ------
                                                                           8,557
Beverages - 0.8%
   Constellation Brands, Inc. - Cl. A * .....................   11,700       434
Chemicals - 2.8%
   Dow Chemical Co. * .......................................   12,000       488
   E.I. du Pont de Nemours & Co. * ..........................   13,700       609
   Rohm & Haas Co. ..........................................   12,400       516
                                                                          ------
                                                                           1,613
Commercial Services & Supplies - 1.5%
   Cendant Corp. * ..........................................   25,800       631
   Checkfree Corp. * ........................................    3,800       114
   Pitney Bowes, Inc. * .....................................      400        18
   The Bisys Group, Inc. * ..................................    5,900        83
                                                                          ------
                                                                             846
Communications Equipment - 1.6%
   Corning, Inc. * ..........................................   35,300       461
   Motorola, Inc. ...........................................   23,300       425
                                                                          ------
                                                                             886
Computers & Peripherals - 2.2%
   International Business Machines Corp. ....................   11,800     1,040
   Maxtor Corp. * ...........................................   34,000       226
                                                                          ------
                                                                           1,266
Diversified Financials - 12.3%
   Capital One Financial Corp. ..............................    4,000    $  273
   Citigroup, Inc. * ........................................   57,100     2,655
   Countrywide Credit Industries, Inc. * ....................    6,300       443
   Eaton Vance Corp. * ......................................    3,300       126
   Federal Home Loan Mortgage Corp. .........................   17,400     1,101
   Franklin Resources, Inc. * ...............................    6,900       346
   Goldman Sachs Group, Inc. ................................    8,100       763
   Legg Mason, Inc. * .......................................    1,800       164
   Merrill Lynch & Co., Inc. * ..............................   16,000       864
   Morgan Stanley, Dean Witter, Discover & Co. ..............    5,900       311
                                                                          ------
                                                                           7,046
Diversified Telecommunication Services - 4.3%
   AT&T Corp. * .............................................   21,500       315
   Citizens Communications Co. * ............................   49,300       596
   Deutsche Telekom AG - ADR ................................   14,500       257
   Qwest Communications International, Inc. .................   85,800       308
   Verizon Communications * .................................   26,400       955
                                                                          ------
                                                                           2,431
Electric Utilities - 5.2%
   Cinergy Corp. * ..........................................    8,600       327
   Dominion Resources, Inc. .................................    1,800       113
   Entergy Corp. * ..........................................    5,800       325
   Exelon Corp. * ...........................................   28,400       945
   PG & E Corp. * ...........................................   13,600       380
   TXU Corp. ................................................   21,200       859
                                                                          ------
                                                                           2,949
Electrical Equipment - 1.0%
   American Power Conversion ................................   28,100       552
Energy Equipment & Services - 1.7%
   Halliburton Co. * ........................................   31,300       947
Gas Utilities - 0.9%
   UGI Corp. ................................................   16,600       533
Health Care Providers & Services - 1.0%
   Anthem, Inc. * ...........................................    2,900       260
   McKesson HBOC, Inc. ......................................    9,400       322
                                                                          ------
                                                                             582
Hotels Restaurants & Leisure - 0.7%
   McDonald's Corp. * .......................................   15,600       406
Household Durables - 0.4%
   Lennar Corp. .............................................    5,200       233
Household Products - 0.7%
   Colgate-Palmolive Co. ....................................    7,200       421
Industrial Conglomerates - 2.2%
   General Electric Co. * ...................................   15,700       509
   Tyco International, Ltd. * ...............................   23,300       772
                                                                          ------
                                                                           1,281

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE B FUND

                                                                          Market
                   Name of Issuer                               Shares    Value
                   --------------                               ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Insurance - 5.0%
   Ambac Financial Group, Inc. ..............................    9,100   $   668
   American International Group, Inc. * .....................    6,315       450
   MBIA, Inc. * .............................................    9,900       566
   Prudential Financial, Inc. * .............................   10,700       497
   St. Paul Cos., Inc. ......................................   16,300       661
                                                                         -------
                                                                           2,842
Internet & Catalog Retail - 0.6%
   Interactive Corp. ........................................   10,900       329
Internet Software & Services - 0.4%
   VeriSign, Inc. * .........................................   10,900       217
Machinery - 1.2%
   Caterpillar, Inc. * ......................................    2,300       183
   ITT Industries, Inc. * ...................................    6,200       514
                                                                         -------
                                                                             697
Media - 5.4%
   Comcast Corp. - Cl. A ....................................    2,863        80
   Comcast Corp. - Cl. A ....................................   16,700       461
   Gannett Co., Inc. * ......................................    4,600       390
   Liberty Media Corp. - Ser. A * ...........................   55,300       497
   Liberty Media International, Inc. - Ser. A * .............    2,765       103
   Sirius Satellite Radio, Inc. * ...........................   78,500       242
   Time Warner, Inc. * ......................................   65,400     1,150
   XM Satellite Radio Holdings, Inc. - Cl. A ................    6,900       188
                                                                         -------
                                                                           3,111
Metals & Mining - 0.9%
   Alcoa, Inc. * ............................................   16,100       532
Multiline Retail - 0.5%
   Federated Department Stores, Inc. * ......................    5,400       265
Office Electronics - 0.6%
   Xerox Corp. * ............................................   24,100       350
Oil & Gas - 9.7%
   BP Amoco plc - ADR .......................................    6,600       353
   ChevronTexaco Corp. * ....................................    9,635       907
   Conoco Phillips ..........................................    8,400       641
   Exxon Mobil Corp. * ......................................   23,500     1,044
   Marathon Oil Corp. * .....................................   21,700       821
   Premcor, Inc. * ..........................................   11,900       446
   Total Fina SA - ADR ......................................   13,800     1,326
                                                                         -------
                                                                           5,538
Paper & Forest Products - 1.5%
   Bowater, Inc. ............................................   13,400       557
   Weyerhaeuser Co. .........................................    5,000       316
                                                                         -------
                                                                             873
Personal Products - 2.0%
   Alberto-Culver Co. - Cl. B * .............................    5,200       261
   Gillette Co. .............................................   21,100       894
                                                                         -------
                                                                           1,155
Pharmaceuticals - 2.9%
   Abbott Laboratories * ....................................   11,500   $   469
   King Pharmaceuticals, Inc. * .............................   16,600       190
   Medco Health Solutions, Inc. * ...........................    6,600       248
   Schering-Plough Corp. * ..................................   36,800       680
   Watson Pharmaceuticals, Inc. * ...........................    3,200        86
                                                                         -------
                                                                           1,673
Real Estate Investment Trust - 2.6%
   General Growth Properties ................................   25,800       763
   Kimco Realty Corp. .......................................   15,700       714
                                                                         -------
                                                                           1,477
Road & Rail - 0.5%
   Canadian National Railway Co. ............................    6,900       301
Semiconductor Equipment & Products - 1.4%
   Fairchild Semiconductor Corp. - Cl. A * ..................   21,700       355
   National Semiconductor Corp. * ...........................   19,500       429
                                                                         -------
                                                                             784
Software - 1.0%
   Microsoft Corp. * ........................................   19,900       568
Specialty Retail - 1.0%
   Abercrombie & Fitch Co. ..................................    4,700       182
   Foot Locker, Inc. * ......................................   15,700       382
                                                                         -------
                                                                             564
Tobacco - 1.9%
   Altria Group, Inc. .......................................   22,100     1,106
Wireless Telecommunications Services - 1.0%
   Nextel Communications, Inc. - Cl. A * ....................   22,200       592
                                                                         -------
                                          TOTAL COMMON STOCK-
                                               (Cost $54,236)     99.3%   56,676

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
SHORT-TERM INVESTMENTS
   Investment in joint trading account - 0.5%
   1.344% due 07/01/04 ....................................    $  308       308
   U.S. Treasury Bills - 0.2%
   0.981% due 08/05/04 (a) ................................        80        80
                                                                        -------
                                 TOTAL SHORT-TERM INVESTMENTS-
                                                   (Cost $388)    0.7%      388
                                                               ------   -------
                                            TOTAL INVESTMENTS-
                                                (Cost $54,624)  100.0%   57,064
                          Payables, less cash and receivables-    0.0%       (2)
                                                               ------   -------
                                                   NET ASSETS-  100.0%  $57,062
                                                               ======   =======

*    Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(a) Security segregated to cover initial margin requirements on open financial futures.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Fundamental Value B (formerly John Hancock Large Cap Value CORE Fund), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $397                    1.56%               $--

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, open financial futures contracts for the Fund were as follows:

                                Open                                   Unrealized
                             Contracts   Position   Expiration Month      Gain
                             ---------   --------   ----------------   ----------
S&P Mini 500 Index Futures       3         Long       September 04         $1
                                                                          ---
                                                                           $1
                                                                          ===

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $491, $5,508 and $616 which expire in 2009, 2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $7. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                        Between           Between
                    $25 Million and   $50 Million and    Excess Over
First $25 Million     $50 Million       $100 Million    $100 Million
-----------------   ---------------   ---------------   ------------
      0.95%              0.85%             0.75%            0.65%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $10 to the Fund.

     As of May 3, 2004, John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Purchases   Sales and Maturities
---------   --------------------
 $58,688           $56,631

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $47,104       $6,662         $(802)          $5,860

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) or investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--            $6,615          $5,860

In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $593                    $--                  $1,781
2002           581                     --                     --

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE E--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                         For   Against   Abstain
                                                         ---   -------   -------
To approve, as to the Fundamental Value B Fund, an        87%     9%        4%
   amendment to the current investment mangement agreement between the Trust and John Hancock to increase the fees paid by this Fund to John
   Hancock.

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Global Bond Fund
Capital Guardian Trust Company                                   Management Team
--------------------------------------------------------------------------------

..    Year to date, the Fund returned -1.79%, underperforming its benchmark, the
     Citigroup World Government Bond Index, Unhedged. Relative to Morningstar peers, the Fund has a rating of 2/3 with a below average / average risk profile

..    The Fund underperformed its benchmark primarily due to currency selection decisions, while duration / yield curve and country allocation decisions added value.

..    The Fund's exposure to non-US developed countries was the largest contributor to positive performance, while currency exposure to the Euro was the largest detractor.

..    The manager employs a multiple-manager approach, with the Fund managed by several portfolio managers. The managers select securities using proprietary fundamental research and economic analysis to identify attractive markets and currencies and undervalued sectors and securities.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Federal Republic of Germany                                             18.0%
Government of Japan                                                     12.7%
Government of France                                                    12.5%
U.S. Treasury                                                           10.2%
Kingdom of Spain                                                         3.7%
Kingdom of Sweden                                                        3.4%
KFW International Finance, Inc.                                          3.0%
U.K. Treasury                                                            2.6%
Republic of Finland                                                      2.6%
Federal National Mortgage Assoc.                                         1.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN/2/

                                                        Global       Global Bond
                                                     Bond Fund/4/   Benchmark/5/
                                                     ------------   ------------
YTD/3/                                                   -1.79%         -1.52%
1 Year                                                    5.26           5.67
3 Years                                                  11.83          11.96
5 Years                                                   8.32           8.92
Since Inception (5/1/96)                                  7.86           8.57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    World Bond

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    ** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND COMPOSITION (as of June 30, 2004)/2/

                                                                           % of
Credit Quality                                                            Assets
--------------                                                            ------
AAA/Government/Agency                                                     64.01%
AA                                                                         5.77%
A                                                                         17.84%
BBB                                                                       12.39%
BB & lower                                                                 0.00%
Not Rated/Other                                                            0.00%
Weighted Average Yield                                                     3.40%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04 VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 51 VL/VUL subaccounts and 104 VA subaccounts in the Morningstar World Bond category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with a nondiversified fund and with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/  Statistics are based on bond assets only, excluding cash.

/5/ Global Bond Benchmark: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-US Government Bond Index, Hedged, from May 1996 to April 1999, the J.P. Morgan Global Government Bond Index (Hedged), May 1999 to October 2000, and the Citigroup Government Bond Index, Unhedged, November 2000 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Global Bond Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $9,871 of
   securities loaned (Note B)) .....................................     96,080
Net unrealized appreciation of investments .........................      9,410
Short-term investments at value ....................................     10,451
                                                                       --------
      Total investments ............................................    115,941
Receivable for:
   Investments sold ................................................         12
   Interest ........................................................      1,803
   Unrealized appreciation in forward currency
      contracts ....................................................        108
                                                                       --------
Total assets .......................................................    117,864
                                                                       --------

LIABILITIES
Payables for:
   Foreign interest tax expenses ...................................          1
   Accrued operating expenses ......................................         43
   Collateral for securities on loan ...............................     10,032
   Unrealized depreciation in forward currency
      contracts ....................................................        312
                                                                       --------
Total liabilities ..................................................     10,388
                                                                       --------
Net assets .........................................................   $107,476
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) .....................................................      9,263
                                                                       --------
Net asset value per share ..........................................   $  11.60
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $ 97,693
   Accumulated net realized gain on investments,
      futures and foreign currency transactions ....................        209
   Undistributed net investment income .............................        362
   Net unrealized appreciation (depreciation) of:
      Investments ..................................................      9,410
      Translation of assets and liabilities in foreign
         currencies ................................................       (198)
                                                                       --------
Net assets .........................................................   $107,476
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Global Bond Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $  1,933
   Securities lending ..............................................          4
                                                                       --------
Total investment income ............................................      1,937
                                                                       --------

EXPENSES
   Investment advisory fee .........................................        456
   Auditors fees ...................................................          6
   Custodian fees ..................................................         52
   Legal fees ......................................................          7
   Printing & mailing fees .........................................         17
   Trustees' fees  .................................................          2
   Other fees ......................................................          1
                                                                       --------
Total expenses .....................................................        541
   Less expenses reimbursed ........................................         (5)
                                                                       --------
Net expenses .......................................................        536
                                                                       --------
Net investment income ..............................................      1,401
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments ..................................................        293
      Foreign currency transactions ................................      1,007
   Change in unrealized appreciation (depreciation) on:
      Investments ..................................................     (4,908)
      Translation of assets and liabilities in foreign
         currencies ................................................        208
                                                                       --------
Net realized and unrealized loss ...................................     (3,400)
                                                                       --------
Net decrease in net assets resulting from operations ...............   $ (1,999)
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Global Bond Fund
(000's Omitted)

                                                                                          Unaudited
                                                                                          Six-Month
                                                                                        Period Ended    Year Ended
                                                                                          June 30,     December 31,
                                                                                            2004           2003
                                                                                        ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ............................................................     $  1,401       $  2,744
   Net realized gain ................................................................        1,300          4,561
   Change in net unrealized appreciation (depreciation) .............................       (4,700)         6,812
                                                                                          --------       --------
      Net increase (decrease) in net assets resulting from operations ...............       (1,999)        14,117
Distributions to shareholders from:
   Net investment income ............................................................       (1,385)        (5,347)
   Realized gains ...................................................................                      (1,873)
                                                                                          --------       --------
      Decrease in net assets resulting from distributions ...........................       (1,385)        (7,220)
From fund share transactions:
   Proceeds from shares sold ........................................................       20,464         73,381
   Distributions reinvested .........................................................        1,385          7,220
   Payment for shares redeemed ......................................................      (18,284)       (58,674)
                                                                                          --------       --------
      Increase in net assets from fund share transactions ...........................        3,565         21,927
                                                                                          --------       --------
NET INCREASE IN NET ASSETS ..........................................................          181         28,824

NET ASSETS
   Beginning of Period ..............................................................      107,295         78,471
                                                                                          --------       --------
   End of Period (including undistributed net investment income of $362 and $346,
      respectively) .................................................................     $107,476       $107,295
                                                                                          ========       ========
Analysis of fund share transactions:
   Sold .............................................................................        1,721          6,269
   Reinvested .......................................................................          118            598
   Redeemed .........................................................................       (1,541)        (4,995)
                                                                                          --------       --------
Net increase in fund shares outstanding .............................................          298          1,872
                                                                                          ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                      Global Bond Fund
                                                           --------------------------------------------------------------------
                                                           Unaudited Period                   Year Ended December 31,
                                                            Ended June 30,                    -----------------------
                                                                 2004             2003          2002         2001       2000(c)
                                                           ----------------     --------      -------      --------     -------
Net Assets Value at Beginning of Period ................       $  11.97         $  11.06      $  9.74      $ 10.34      $  9.82
Income from Investment Operations:
   Net Investment Income ...............................           0.17             0.40         0.40         0.38         0.48
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ....................................          (0.39)            1.36         1.43        (0.53)        0.67
                                                               --------         --------      -------      -------      -------
   Total From Investment Operations ....................          (0.22)            1.76         1.83        (0.15)        1.15
Less Distributions:
   Distribution from Net Investment Income .............          (0.15)           (0.63)       (0.46)       (0.45)       (0.63)
   Distribution from Net Realized Gains on
      Investments ......................................                           (0.22)       (0.05)
                                                               --------         --------      -------      -------      -------
   Total Distributions .................................          (0.15)           (0.85)       (0.51)       (0.45)       (0.63)
                                                               --------         --------      -------      -------      -------
Net Assets Value at End of Period ......................       $  11.60         $  11.97      $ 11.06      $  9.74      $ 10.34
                                                               ========         ========      =======      =======      =======
Total Investment Return(b) .............................         (1.79)%(f)        15.91%       18.85%       (1.45)%      12.00%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ...........................................           1.00%(d)(g)      0.95%(d)     0.95%(d)     0.95%(d)     0.81%(d)
   Ratio of Net Investment Income to Average Net
      Assets ...........................................           2.63%(g)         2.85%        3.53%        3.73%(e)     4.71%
   Portfolio Turnover Rate .............................          17.70%(f)        51.09%       64.15%       41.75%      259.60%
Net Assets End of Period (000s Omitted) ................       $107,476         $107,295      $78,471      $47,646      $68,473

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.01% for the period ending June 30, 2004, and .98%, 1.01%, .95%, and .91%, for the years ended
     December 31, 2003, 2002, 2001, and 2000, respectively.

(e) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 3.96% for the years ended December 31, 2001.

(f)  Not annualized.

(g)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                   Par    Market
                          Name of Issuer                         Value    Value
                          --------------                      --------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS

Australia - 0.2%
   Government of Australia (FG)
      5.75% due 06/15/11 ..................................   $    250   $   173
Canada - 0.8%
   Government of Canada (FG)
      5.5% due 06/01/10 ...................................        650       509
      7.25% due 06/01/07 ..................................        250       204
   Government of Canada - Bonds (FG)
      7.0% due 12/01/06 ...................................        125       101
   Province of British Columbia - Debs. (FG)
      6.35% due 06/18/31 ..................................        125       101
                                                                         -------
                                                                             915
Denmark - 2.7%
   NY Kredit (FB)
      5.0% due 10/01/35 ...................................      6,613     1,040
   RealKredit Danmark - Notes (JP)
      5.0% due 10/01/35 ...................................     11,725     1,843
                                                                         -------
                                                                           2,883
Finland - 2.5%
   Republic of Finland - Bonds (FB)
      5.75% due 02/23/11 ..................................      2,030     2,729
France - 12.2%
   Government of France (FG)
      5.0% due 10/25/11 ...................................      3,570     4,596
   Government of France - Bonds (FG)
      5.25% due 04/25/08 ..................................      6,580     8,542
                                                                         -------
                                                                          13,138
Germany - 18.4%
   Bayer Hypo Vereins - Bonds (JP)
      6.0% due 02/14/14 ...................................        400       517
   Federal Republic of Germany (FG)
      4.5% due 07/04/09 ...................................      3,000     3,800
      5.0% due 02/17/06 ...................................        830     1,048
      5.25% due 01/04/11 ..................................      7,000     9,176
      6.0% due 07/04/07 ...................................      1,900     2,504
      6.25% due 01/04/30 ..................................      1,250     1,812
   Federal Republic of Germany - Bonds (FG)
      5.25% due 01/04/08 ..................................        500       648
   Kredit Fuer Wiederaufbau (JP)
      5.0% due 07/04/11 ...................................        250       322
                                                                         -------
                                                                          19,827
Greece - 0.4%
   Hellenic Republic - Bonds (FG)
      8.8% due 06/19/07 ...................................        293       415
Italy - 0.2%
   Edison (J3)
      1.0% due 07/20/07 ...................................        125       168
Japan - 12.5%
   Government of Japan (FG)
      0.5% due 06/20/13 ...................................   $160,000   $ 1,322
   Government of Japan - Bonds (FG)
      0.9% due 12/22/08 ...................................    685,000     6,323
      1.1% due 03/21/11 ...................................    320,000     2,900
   Government of Japan (FG)
      1.8% due 03/22/10 ...................................    300,000     2,866
                                                                         -------
                                                                          13,411
Luxembourg - 2.9%
   KFW International Finance, Inc. (FB)
      1.75% due 03/23/10 ..................................    330,000     3,119
Netherlands - 1.5%
   Government of Netherlands (FG)
      5.5% due 01/15/28 ...................................      1,220     1,609
New Zealand - 0.3%
   Government of New Zealand - Bonds (FG)
      8.0% due 11/15/06 ...................................        500       330
Norway - 0.6%
   Kingdom of Norway (FG)
      6.0% due 05/16/11 ...................................      3,850       610
Spain - 2.6%
   Kingdom of Spain (FG)
      6.15% due 01/31/13 ..................................      2,000     2,769
Supra National - 15.4%
   Allied Irish Banks plc (JP)
      7.5% due 12/29/49 ...................................        500       706
   Arena Brands Co. (JG)
      6.1% due 11/15/62 ...................................        500       680
   Bank of America (JP)
      3.625% due 03/03/08 .................................        250       305
      4.75% due 05/06/19 ..................................        400       481
   Bank of Ireland (JP)
      6.45% due 02/10/10 ..................................      1,000     1,356
   BNP Paribas (JP)
      5.25% due 01/23/14 ..................................        125       160
   Daimler Chrysler International Finance Co.
      (FB)
      6.125% due 03/21/06 .................................        850     1,085
   Deutsche Telekom International Finance
      (FB)
      7.5% due 05/29/07 ...................................        125       169
   Deutsche Telekom International Finance BV
      (FB)
      8.125% due 05/29/12 .................................        540       799
   E On International Finance (FB)
      5.75% due 05/29/09 ..................................        710       935
   Edison Spa (J3)
      5.125% due 12/10/10 .................................        830     1,035
   European Investment Bank - Notes (JA)
      3.0% due 09/20/06 ...................................     60,000       580

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                 Par      Market
                  Name of Issuer                                Value     Value
                  --------------                              --------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Supra National - Continued
   Federal National Mortgage Assoc. - Bonds (FD)
      2.125% due 10/09/07 .................................   $100,000   $   962
   Ford Credit Canada, Ltd. (AL)
      4.875% due 05/17/07 .................................        430       534
   France Telecom (J1)
      8.25% due 03/14/08 ..................................        250       338
      9.0% due 03/14/11 ...................................        405       802
   GIE Psa Tresorerie - Bonds (BV)
      5.875% due 09/27/11 .................................        250       329
   HSBC Capital Funding (FB)
      8.03% due 12/29/49 ..................................        350       514
   International Bank of Reconstruction &
      Development - Notes (JP)
      2.0% due 02/18/08 ...................................     80,000       766
   International-American Development Bank -
      Bonds (JP)
      1.9% due 07/08/09 ...................................    100,000       960
   Kingdom of Spain - Notes (FG)
      3.1% due 09/20/06 ...................................    120,000     1,163
   Misuho Finance Cayman (FB)
      4.75% due 04/15/14 ..................................        475       581
   PLD International Finance LLC (FB)
      4.375% due 04/13/11 .................................        350       415
   RWE Finance BV (FB)
      6.125% due 10/26/12 .................................        125       169
   Sogerim SA (J1)
      7.25% due 04/20/11 ..................................        125       173
   Veolia Environment (J6)
      4.875% due 05/28/13 .................................        440       534
                                                                         -------
                                                                          16,531
Sweden - 3.9%
   Kingdom of Sweden (FG)
      5.25% due 03/15/11 ..................................     11,000     1,535
   Spintab - Bonds (JP)
      6.0% due 04/20/09 ...................................      5,000       710
   Swedish Government (FG)
      5.0% due 01/28/09 ...................................     14,200     1,963
                                                                         -------
                                                                           4,208
United Kingdom - 5.7%
   British Telecom Plc (J1)
      7.125% due 02/15/11 .................................        780     1,084
   Imperial Tobacco Finance plc (FB)
      6.375% due 09/27/06 .................................        510       660
   National Grid Group Finance (FB)
      5.25% due 08/23/06 ..................................        410       520
      6.125% due 08/23/11 .................................        250       332
   Royal Bank of Scotland (JP)
      4.875% due 03/26/09 .................................        125       158
   Standard Chartered Bank (JP)
      5.375% due 05/06/09 .................................        500       641
United Kingdom - Continued
   U.K. Treasury (FG)
      4.25% due 06/07/32 ..................................     $  320    $  530
   U.K. Treasury - Bonds (FG)
      6.0% due 12/07/28 ...................................         50       105
   U.K. Treasury (FG)
      7.25% due 12/07/07 ..................................        660     1,279
      8.0% due 12/07/15 ...................................        250       568
      8.0% due 06/07/21 ...................................        125       303
                                                                         -------
                                                                          6,180
United States - 15.3%
   Bank Americorp - Sr. Notes (JP)
      4.875% due 09/15/12 .................................        400       390
   Clear Channel Communications, Inc. (JA)
      7.65% due 09/15/10 ..................................        125       141
   Dominion Resources, Inc. - Sr. Notes Ser. B
      (EU)
      4.125% due 02/15/08 .................................        250       250
   Federal National Mortgage Assoc. - Notes
      (FD)
      6.0% due 05/15/08 ...................................        900       969
   General Motors Acceptance Corp. - Notes
      (AL)
      6.875% due 09/15/11 .................................      1,025     1,051
   Kellogg Co. - Notes Ser. B (JH)
      6.6% due 04/01/11 ...................................        500       548
   Merrill Lynch Mortgage Investments, Inc. - Ser. 2004
      A1 Cl. 2A1 (OC)
      4.67% due 02/25/34 ..................................        338       336
   Metlife, Inc. - Debs. (JR)
      3.911% due 05/15/05 .................................        190       192
   News America, Inc. - Sr. Notes (JA)
      6.75% due 01/09/38 ..................................        125       137
   NiSource Finance Corp. - Sr. Notes (FB)
      6.15% due 03/01/13 ..................................         80        83
   Pulte Homes, Inc. - Sr. Notes (BJ)
      6.25% due 02/15/13 ..................................        100       102
      8.125% due 03/01/11 .................................         25        29
   Schering Plough Corp. - Sr. Notes (JO)
      5.3% due 12/01/13 ...................................        125       123
   SLM Corp. (JQ)
      5.0% due 04/15/15 ...................................        375       355
   Sprint Capital Corp. - Notes (J1)
      8.375% due 03/15/12 .................................        100       115
   Telstra, Ltd. - Notes (J1)
      6.375% due 04/01/12 .................................        125       134
   U.S. Treasury - Notes (TN)
      1.125% due 06/30/05 .................................      1,750     1,734
      2.0% due 11/30/04 ...................................        550       551
      3.25% due 08/15/07 ..................................      2,500     2,502
      5.75% due 08/15/10 ..................................        250       273
      6.5% due 02/15/10 ...................................        500       563
      6.875% due 05/15/06 .................................      1,450     1,561

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                               Par       Market
                    Name of Issuer                            Value      Value
                    --------------                          --------   --------
                                                             (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

United States - Continued
   U.S. Treasury - Bonds (TB)
      5.25% due 02/15/29 ................................   $    500   $    490
      6.375% due 08/15/27 ...............................      1,000      1,129
      8.875% due 08/15/17 ...............................      1,425      1,953
   Univision Communications, Inc. - Sr. Notes
      (JA)
      7.85% due 07/15/11 ................................        100        115
   Viacom, Inc. - Sr. Notes (JA)
      6.625% due 05/15/11 ...............................        250        272
   Washington Mutual, Inc. (JQ)
      5.625% due 01/15/07 ...............................        125        131
   Wells Fargo & Co. - Notes (JQ)
      3.5% due 04/04/08 .................................        250        246
                                                                       --------
                                                                         16,475
                                                                       --------
   TOTAL PUBLICLY-TRADED BONDS-
      (Cost $96,080) ....................................       98.1%   105,490

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 9.3%
   State Street Navigator Securities Lending
      Portfolio .........................................     10,032     10,032

SHORT-TERM INVESTMENTS - 0.4%

      Investment in joint trading account
      1.344% due 07/01/04
      (Cost $419) .......................................        419        419
                                                            --------   -------
                                       TOTAL INVESTMENTS-
                                          (Cost $106,531)      107.8%   115,941
                     Payables, less cash and receivables-       (7.8)%   (8,465)
                                                            --------   --------
                                              NET ASSETS-      100.0%  $107,476
                                                            ========   ========

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market        % of
                                             Industry      Value      Long-Term
                Industry                   Abbreviation    (000s)    Investments
                --------                   ------------    -------   -----------
Foreign Governmental ...................        FG         $59,804       56.7%
Finance ................................        FB          13,150       12.5%
Banks ..................................        JP           9,895        9.4%
U.S. Treasury Notes ....................        TN           7,184        6.8%
U.S. Treasury Bonds ....................        TB           3,572        3.4%
Diversified Telecommunication
   Services ............................        J1           2,645        2.5%
U.S. Government Agencies ...............        FD           1,931        1.8%
Auto Loan ..............................        AL           1,585        1.5%
Electric Utilities .....................        J3           1,203        1.2%
Diversified Financials .................        JQ             732        0.7%
Beverages ..............................        JG             680        0.7%
Media ..................................        JA             664        0.6%
Food Products ..........................        JH             548        0.5%
Water Utilities ........................        J6             534        0.5%
Whole Loan CMOs ........................        OC             337        0.3%
Automobiles ............................        BV             329        0.3%
Electric/Gas ...........................        EU             250        0.2%
Insurance ..............................        JR             193        0.2%
Construction & Engineering .............        BJ             131        0.1%
Pharmaceuticals ........................        JO             123        0.1%
                                                          --------      -----
                                                          $105,490      100.0%
                                                          ========      =====

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Global Bond Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain fund securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available".

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $161                     1.53%              $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
            $9,871                 $10,032

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. As of June 30, 2004, the Fund had open forward currency contracts, which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                    Unrealized
                           Principal Amount                        Appreciation/
                         Covered by Contract   Expiration Month   (Depreciation)
                         -------------------   ----------------   --------------
Currency Purchased
Euro                            1,645               August 04          $  11
Japanese Yen                    2,972                 July 04             95
Japanese Yen                      728               August 04              5
Japanese Yen                    1,637            September 04              4
Japanese Yen                    7,681              October 04             (7)
                                                                       -----
                                                                       $ 108
                                                                       =====
Currency Sold
Euro                            2,262                 July 04          $ (52)
Euro                            2,792                 July 04            (69)
Euro                            1,617               August 04            (38)
Euro                            7,681              October 04           (153)
                                                                       -----
                                                                       $(312)
                                                                       =====

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $1,028 and $1 which expire in 2008 and 2010, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred approximately $258 in net realized currency losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending on December 31, 2004.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

                          Between            Between
                     $150 Million and   $300 Million and   Excess Over
First $150 Million     $300 Million       $500 Million     $500 Million
------------------   ----------------   ----------------   ------------
       0.85%               0.80%              0.75%            0.70%

     For the period from January 1, 2004 to April 30, 2004, John Hancock and JVLICO agreed to reimburse the Fund for normal operating expenses, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses that exceed 0.10% of the Fund's daily net asset value. Accordingly, for the period from January 1, 2004 to April 30, 2004 the Fund was reimbursed $5 by John Hancock and JVLICO. On March 18, 2004, the Fund's Shareholders approved the removal of John Hancock and JVLICO's respective obligations to reimburse the Fund for excess operating expenses effective May 1, 2004.

     John Hancock has entered into a Sub-Advisory Agreement with Capital Guardian Trust Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $22,758           $18,681

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $101,162       $14,298         $(42)          $14,256

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization and market

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

discount accretion on debt securities, and sale of certain foreign currency denominated debt securities. Additionally, as a result, net investment income
(loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed    Undistributed
   Ordinary      Net Long-Term    Capital Loss   Net Unrealized
    Income        Capital Gain   Carryforwards    Appreciation
-------------    -------------   -------------   --------------
     $--              $--            $1,029          $14,256

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $6,998                   $--                   $222
2002          3,132                    --                    335

     Included in the Fund's 2003 distributions from ordinary income is $1,714 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

NOTE E--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                         For   Against   Abstain
                                                         ---   -------   -------
To approve, as to the Global Bond Fund, an amendment      84%     7%        9%
   to the current investment mangement agreement between the Trust and John Hancock to eliminate
   John Hancock's obligation to reimburse this expenses.

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Growth & Income Fund
Independence Investment LLC                                 J. Forelli/T. Spicer
T. Rowe Price Associates, Inc.                                  Robert W. Sharps
--------------------------------------------------------------------------------

..    Fund employs a multi-style and multi-manager approach with two sub-advisers independently managing portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. As of quarter end, Independence managed 81% of the Fund (61% blend sleeve / 20% value sleeve) and T. Rowe Price managed 19% of the Fund
     (growth sleeve).

..    The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.

..    Independence selects stocks using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that combine cheapness and improving fundamentals with favorable valuations and earnings growth prospects.

..    T. Rowe Price selects stocks using a bottom-up, fundamental equity research approach, focusing on companies with above-average earnings growth and cash flow relative to peers and sustainable earnings momentum. T. Rowe Price assumed management of this portion of the Fund in mid December 2003.

Fund Commentary

..    Year-to-date, the Fund returned 2.67%, underperforming its benchmark, the
     Russell 1000 Index. Relative to Morningstar peers, the Fund has a below average rating of 2 with an average risk profile.

Independence Investment LLC

     . Blend Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection broadly across sectors and unfavorable sector allocation exposures.

     . The largest absolute performance contributors were exposures to companies in the industrials and energy sectors, while exposures to consumer discretionary and information technology companies were the largest detractors.

     . Value Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection broadly across sectors and unfavorable sector allocation exposures.

     . The largest absolute performance contributors were exposures to companies in the industrials and energy sectors, while exposures to information technology companies were the largest detractors.

T. Rowe Price Associates

     . Growth Sleeve: This portion of the Fund outperformed its benchmark primarily due to favorable stock selection especially within information technology, with sector allocation exposures also contributing.

     . The largest absolute performance contributors were exposures to companies in industrials and information technology sectors.

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Growth & Income Fund
Independence Investment LLC                                 J. Forelli/T. Spicer
T. Rowe Price Associates, INC.                                  Robert W. Sharps
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)
                                                                         % of
                                                                     Investments
                                                                     -----------
Citigroup, Inc.                                                          3.4%
General Electric Co.                                                     3.2%
Exxon Mobil Corp.                                                        3.2%
Microsoft Corp.                                                          2.7%
Pfizer, Inc.                                                             2.1%
Bank of America Corp.                                                    2.0%
American International Group, Inc.                                       1.9%
Intel Corp.                                                              1.9%
Johnson & Johnson                                                        1.4%
Cisco Systems, Inc.                                                      1.4%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/
                                               Growth & Income   Growth & Income
                                                     Fund          Benchmark/4/
                                               ---------------   ---------------
YTD/3/                                               2.67%             3.32%
1 Year                                              17.49             19.47
3 Years                                             -2.58             -0.50
5 Years                                             -5.32             -2.09
10 Years                                             9.09             11.89
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Blend

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    ** (VL/VUL)
..    ** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  24%
Information Technology                                                      18%
Consumer Discretionary                                                      15%
Health Care                                                                 12%
Industrials                                                                 12%
Energy                                                                       7%
Consumer Staples                                                             6%
Materials                                                                    3%
Telecommunication Services                                                   3%
Utilities                                                                     2%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 1,110 VL/VUL subaccounts and 1,932 VA subaccounts in the Morningstar Large Blend category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
     The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Growth & Income Benchmark represents the S&P 500 Index from April 1986 to April 2002 and then the Russell 1000 from May 2002 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Growth & Income Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $48,887 of
   securities loaned (Note B)) ..................................    $1,917,817
Net unrealized appreciation of investments ......................       214,540
Short-term investments at value .................................        60,336
                                                                     ----------
      Total investments .........................................     2,192,693
Receivable for:
   Investments sold .............................................         3,254
   Dividends ....................................................         2,090
                                                                     ----------
Total assets ....................................................     2,198,037
                                                                     ----------
LIABILITIES
Payables for:
   Investments purchased ........................................         2,902
   Collateral for securities on loan ............................        49,792
   Foreign dividend tax withholding .............................             3
   Accrued operating expenses ...................................           669
   Other payables ...............................................             1
   Other liabilities ............................................            39
                                                                     ----------
Total liabilities ...............................................        53,406
                                                                     ----------
Net assets ......................................................    $2,144,631
                                                                     ==========
Shares outstanding, $0.01 Par Value (unlimited
   shares authorized) ...........................................       185,620
                                                                     ----------
Net asset value per share .......................................    $    11.55
                                                                     ==========
Composition of net assets:
   Capital paid-in ..............................................    $2,633,615
   Accumulated net realized loss on investments,
      futures and foreign currency transactions .................      (703,558)
   Undistributed net investment income ..........................            34
   Net unrealized appreciation of investments ...................       214,540
                                                                     ----------
Net assets ......................................................    $2,144,631
                                                                     ==========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Growth & Income Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .....................................................    $      265
   Dividends (net of foreign withholding tax
      of $24) ...................................................        14,861
   Securities lending ...........................................            39
                                                                     ----------
Total investment income .........................................        15,165
                                                                     ----------
EXPENSES
   Investment advisory fee ......................................         7,173
   Auditors fees ................................................           137
   Custodian fees ...............................................           288
   Fidelity Bond fees ...........................................             2
   Legal fees ...................................................           133
   Printing & mailing fees ......................................           177
   Trustees' fees ...............................................            32
   Other fees ...................................................            34
                                                                     ----------
Total expenses ..................................................         7,976
   Less custodian expense reduction offset by
      commission recapture arrangement
      (Note C) ..................................................          (423)
                                                                     ----------
Net expenses ....................................................         7,553
                                                                     ----------
Net investment income ...........................................         7,612
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments .............................       102,409
   Change in unrealized depreciation on
      investments ...............................................       (53,749)
                                                                     ----------
Net realized and unrealized Gain ................................        48,660
                                                                     ----------
Net increase in net assets resulting from
   operations ...................................................    $   56,272
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Growth & Income Fund
(000's Omitted)

                                                                                      Unaudited
                                                                                      Six-Month
                                                                                    Period Ended    Year Ended
                                                                                      June 30,     December 31,
                                                                                        2004           2003
                                                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ........................................................    $    7,612     $   18,856
   Net realized gain (loss) .....................................................       102,409        (24,691)
   Change in net unrealized appreciation (depreciation) .........................       (53,749)       429,847
                                                                                     ----------     ----------
      Net increase in net assets resulting from operations ......................        56,272        424,012
Distributions to shareholders from:
   Net investment income ........................................................        (7,578)       (18,865)
   Realized gains ...............................................................                      (10,107)
                                                                                     ----------     ----------
      Decrease in net assets resulting from distributions .......................        (7,578)       (28,972)
Capital contributions
From fund share transactions:
   Proceeds from shares sold ....................................................        79,485        104,683
   Shares issued in reorganization ..............................................                       66,546
   Distributions reinvested .....................................................         7,578         28,972
   Payment for shares redeemed ..................................................      (119,147)      (229,423)
                                                                                     ----------     ----------
      Decrease in net assets from fund share transactions .......................       (32,084)       (29,222)
                                                                                     ----------     ----------
NET INCREASE IN NET ASSETS ......................................................        16,610        365,818

NET ASSETS
   Beginning of Period ..........................................................     2,128,021      1,762,203
                                                                                     ----------     ----------
   End of Period (including undistributed net investment income of $34 and $0,
      respectively) .............................................................    $2,144,631     $2,128,021
                                                                                     ==========     ==========
Analysis of fund share transactions:
   Sold .........................................................................         6,955         10,526
   Issued in reorganization .....................................................                        7,117
   Reinvested ...................................................................           661          2,786
   Redeemed .....................................................................       (10,426)       (23,196)
                                                                                     ----------     ----------
Net decrease in fund shares outstanding .........................................        (2,810)        (2,767)
                                                                                     ==========     ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                            Growth & Income Fund
                                                ---------------------------------------------------------------------------
                                                  Unaudited
                                                Period Ended
                                                  June 30,                          Year Ended December 31,
                                                                                   ------------------------
                                                    2004             2003(f)          2002          2001           2000(c)
                                                ------------       ----------      ----------    ----------      ----------
Net Assets Value at Beginning of Period .....   $    11.29         $     9.22      $    11.93    $    14.18      $    20.01
Income from Investment Operations:
   Net Investment Income ....................         0.04               0.10            0.08          0.06            0.17
   Net Realized and Unrealized Gain (Loss)
      on Investment(a) ......................         0.26               2.12           (2.71)        (2.25)          (2.77)
                                                ----------         ----------      ----------    ----------      ----------
   Total From Investment Operations .........         0.30               2.22           (2.63)        (2.19)          (2.60)
Less Distributions:
   Distribution from Net Investment
      Income ................................        (0.04)             (0.10)          (0.08)        (0.06)          (0.17)
   Distribution from Net Realized Gains on
      Investments ...........................                           (0.05)                                        (2.69)
   Distribution from Excess of Net Investment
      Income/Gains ..........................                                                                         (0.14)
   Distribution from Capital Paid-in ........                                                                         (0.23)
                                                ----------         ----------      ----------    ----------      ----------
   Total Distributions ......................        (0.04)             (0.15)          (0.08)        (0.06)          (3.23)
                                                ----------         ----------      ----------    ----------      ----------
Net Assets Value at End of Period ...........   $    11.55         $    11.29      $     9.22    $    11.93      $    14.18
                                                ==========         ==========      ==========    ==========      ==========
Total Investment Return(b) ..................         2.67%(g)          24.35%         (22.18)%      (15.44)%        (13.10)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ................................         0.75%(e)(h)        0.73%(e)        0.75%         0.72%           0.40%
   Ratio of Net Investment Income to Average
      Net Assets ............................         0.72%(h)           1.00%           0.73%         0.49%           0.84%
   Portfolio Turnover Rate ..................        31.87%(g)          91.53%(d)       73.60%       104.47%(d)      112.94%
Net Assets End of Period (000s Omitted) .....   $2,144,631         $2,128,021      $1,762,203    $2,476,319      $3,324,988

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.

(d)  Excludes merger activity.

(e) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(f) The Fund entered into a new Sub-Advisory Agreement with T. Rowe during the period shown.

(g)  Not annualized.

(h)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
                      Name of Issuer                          Shares      Value
                      --------------                        ---------   --------
                                                                         (000's)

COMMON STOCK

Aerospace & Defense - 1.6%
   Boeing Co. * .........................................     280,200   $ 14,315
   United Technologies Corp. * ..........................     223,400     20,437
                                                                        --------
                                                                          34,752
Air Freight & Couriers - 0.8%
   Fedex Corp. ..........................................     129,000     10,538
   United Parcel Service, Inc. - Cl. B ..................      92,900      6,983
                                                                        --------
                                                                          17,521
Auto Components - 0.4%
   Borg-Warner Automotive, Inc. .........................      42,600      1,865
   Magna International, Inc. - Cl. A ....................      77,000      6,558
                                                                        --------
                                                                           8,423
Automobiles - 1.5%
   Ford Motor Co. .......................................     136,500      2,136
   General Motors Corp. * ...............................     414,900     19,330
   Harley-Davidson, Inc. * ..............................     183,000     11,335
                                                                        --------
                                                                          32,801
Banks - 4.4%
   Bank of America Corp. * ..............................     513,262     43,432
   Bank One Corp. * .....................................     252,300     12,867
   Golden West Financial Corp. * ........................      81,500      8,668
   SouthTrust Corp. * ...................................     175,400      6,807
   US Bancorp * .........................................     142,900      3,938
   Wachovia Corp. * .....................................      63,300      2,817
   Wells Fargo & Co. * ..................................     292,800     16,757
                                                                        --------
                                                                          95,286
Beverages - 1.7%
   Anheuser-Busch Cos., Inc. ............................     354,000     19,116
   Coca-Cola Co. * ......................................     179,500      9,061
   PepsiCo, Inc. * ......................................     156,600      8,438
                                                                        --------
                                                                          36,615
Biotechnology - 1.8%
   Amgen, Inc. * ........................................     270,000     14,734
   Biogen IDEC, Inc. * ..................................     148,200      9,373
   Genetech, Inc. * .....................................     114,000      6,407
   Gilead Sciences, Inc. * ..............................     121,000      8,107
                                                                        --------
                                                                          38,621
Chemicals - 1.4%
   Dow Chemical Co. * ...................................     385,000     15,670
   Praxair, Inc. * ......................................     201,200      8,030
   Rohm & Haas Co. ......................................     172,400      7,168
                                                                        --------
                                                                          30,868
Commercial Services & Supplies - 1.1%
   Apollo Group, Inc. - Cl. A * .........................      78,500      6,930
   Automatic Data Processing, Inc. ......................     259,000     10,847
   Choicepoint, Inc. * ..................................     111,100      5,073
                                                                        --------
                                                                          22,850
Communications Equipment - 3.6%
   Cisco Systems, Inc. * ................................   1,264,200   $ 29,962
   Corning, Inc. * ......................................     367,000      4,793
   Harris Corp. .........................................      28,300      1,436
   Juniper Networks, Inc. * .............................     256,200      6,295
   Lucent Technologies, Inc. * ..........................     913,900      3,455
   Motorola, Inc. .......................................     837,500     15,284
   Qualcomm, Inc. * .....................................     109,900      8,020
   Research in Motion, Ltd. * ...........................     103,500      7,084
                                                                        --------
                                                                          76,329
Computers & Peripherals - 2.6%
   Dell, Inc. * .........................................     775,600     27,782
   EMC Corp. * ..........................................     514,500      5,866
   International Business Machines Corp. ................     251,200     22,143
                                                                        --------
                                                                          55,791
Diversified Financials - 12.3%
   American Express Co. * ...............................     108,100      5,554
   Ameritrade Holding Corp. * ...........................     426,800      4,844
   Capital One Financial Corp. ..........................     186,000     12,719
   CIT Group, Inc. * ....................................     195,000      7,467
   Citigroup, Inc. * ....................................   1,562,525     72,657
   E*TRADE Group, Inc. * ................................     225,600      2,515
   Federal Home Loan Mortgage Corp. .....................     250,300     15,844
   Federal National Mortgage Assoc. * ...................     253,000     18,054
   Goldman Sachs Group, Inc. ............................     167,800     15,800
   JP Morgan Chase & Co. ................................     732,600     28,403
   MBNA Corp. * .........................................     549,600     14,174
   Merrill Lynch & Co., Inc. * ..........................     364,100     19,654
   Morgan Stanley, Dean Witter, Discover & Co. ..........     481,500     25,409
   SLM Corp. * ..........................................     144,300      5,837
   State Street Corp. ...................................     307,300     15,070
                                                                        --------
                                                                         264,001
Diversified Telecommunication Services - 2.0%
   BellSouth Corp .......................................     454,800     11,925
   SBC Communications, Inc. * ...........................      72,100      1,748
   Sprint Corp. * .......................................     241,900      4,257
   Verizon Communications * .............................     671,500     24,302
                                                                        --------
                                                                          42,232
Electric Utilities - 1.7%
   Constellation Energy Group, Inc. * ...................     308,100     11,677
   Dominion Resources, Inc ..............................      50,400      3,179
   Edison International * ...............................     298,200      7,625
   Entergy Corp. * ......................................      73,800      4,134
   PG & E Corp. * .......................................     190,200      5,314
   TXU Corp. ............................................     106,100      4,298
                                                                        --------
                                                                          36,227
Electrical Equipment - 0.9%
   American Power Conversion ............................     318,400      6,257

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
                      Name of Issuer                          Shares      Value
                      --------------                        ---------   --------
                                                                         (000's)
COMMON STOCK - Continued

Electrical Equipment - Continued
   Rockwell International Corp. * .......................     343,600   $ 12,888
                                                                        --------
                                                                          19,145
Electronic Equipment & Instruments - 0.3%
   Sanmina Corp. * ......................................     775,500      7,057
Energy Equipment & Services - 0.7%
   National-Oilwell, Inc. * .............................     162,000      5,101
   Transocean Sedco Forex, Inc. * .......................     320,300      9,270
                                                                        --------
                                                                          14,371
Food & Drug Retailing - 0.7%
   Sysco Corp. * ........................................     261,200      9,369
   Walgreen Co. * .......................................     155,900      5,645
                                                                        --------
                                                                          15,014
Gas Utilities - 0.3%
   Sempra Energy * ......................................     158,400      5,454
Health Care Equipment & Supplies - 1.8%
   Boston Scientific Corp. * ............................     170,200      7,285
   Guidant Corp. ........................................      64,500      3,604
   Medtronic, Inc. * ....................................     170,800      8,321
   St. Jude Medical, Inc. * .............................     112,600      8,518
   Stryker Corp. * ......................................      43,400      2,387
   Zimmer Holdings, Inc. * ..............................     104,400      9,208
                                                                        --------
                                                                          39,323
Health Care Providers & Services - 2.4%
   Amerisource Bergen Corp. * ...........................      73,000      4,364
   Anthem, Inc. * .......................................     256,800     22,999
   UnitedHealth Group, Inc. * ...........................     377,700     23,512
                                                                        --------
                                                                          50,875
Hotels Restaurants & Leisure - 1.5%
   Carnival Corp. .......................................     118,400      5,565
   Hilton Hotels Corp. * ................................     299,300      5,585
   International Game Technology * ......................     293,900     11,345
   International Speedway Corp. - Cl. A .................      26,900      1,308
   Yum Brands, Inc. * ...................................     200,000      7,444
                                                                        --------
                                                                          31,247
Household Durables - 0.9%
   Centex Corp. * .......................................     109,900      5,028
   Leggett & Platt, Inc. * ..............................     245,700      6,563
   Maytag Corp. * .......................................     298,700      7,321
                                                                        --------
                                                                          18,912
Household Products - 0.7%
   Procter & Gamble Co. * ...............................     279,800     15,232
Industrial Conglomerates - 5.2%
   3M Co. ...............................................     225,400     20,288
   General Electric Co. * ...............................   2,096,800     67,936
   Honeywell International, Inc. ........................     235,700      8,634
   Tyco International, Ltd. * ...........................     438,300   $ 14,525
                                                                        --------
                                                                         111,383
Insurance - 6.7%
   AFLAC, Inc. * ........................................     215,600      8,799
   Allstate Corp ........................................     310,500     14,454
   American International Group, Inc. * .................     560,700     39,967
   Chubb Corp. * ........................................      60,400      4,118
   Everest Re Group, Ltd. ...............................      53,700      4,315
   Hartford Financial Services Group, Inc. * ............     424,100     29,152
   Lincoln National Corp. * .............................     180,200      8,514
   Old Republic International Corp. .....................     101,100      2,398
   Protective Life Corp. ................................      39,100      1,512
   Prudential Financial, Inc. * .........................     470,600     21,869
   St. Paul Cos., Inc. ..................................     217,215      8,806
                                                                        --------
                                                                         143,904
Internet & Catalog Retail - 1.0%
   eBay, Inc. * .........................................      67,900      6,244
   Interactive Corp. ....................................     523,500     15,778
                                                                        --------
                                                                          22,022
Internet Software & Services - 0.3%
   Yahoo, Inc. * ........................................     178,600      6,488
IT Consulting & Services - 1.2%
   Accenture, Ltd. - Cl. A * ............................     810,500     22,273
   Affiliated Computer Services, Inc. - Cl. A * .........      75,300      3,986
                                                                        --------
                                                                          26,259
Machinery - 2.2%
   Danaher Corp. * ......................................     497,200     25,780
   Eaton Corp. * ........................................     156,000     10,100
   ITT Industries, Inc. * ...............................     108,100      8,972
   Pall Corp. * .........................................      92,300      2,417
                                                                        --------
                                                                          47,269
Media - 4.6%
   Clear Channel Communications, Inc. ...................     236,400      8,735
   Comcast Corp. - Cl. A ................................     707,100     19,820
   E.W. Scripps Co. - Cl. A .............................      61,400      6,447
   EchoStar Communications Corp. - Cl. A * ..............     255,900      7,869
   Fox Entertainment Group, Inc. - Cl. A * ..............     197,800      5,281
   Omnicom Group, Inc. ..................................      77,300      5,866
   The Walt Disney Co. * ................................     687,000     17,512
   Time Warner, Inc. * ..................................   1,176,400     20,681
   Tribune Co. * ........................................     134,000      6,103
                                                                        --------
                                                                          98,314
Metals & Mining - 0.8%
   Alcoa, Inc. * ........................................     204,300      6,748

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
                        Name of Issuer                      Shares       Value
                        --------------                    ---------   ----------
                                                                        (000's)
COMMON STOCK - Continued

Metals & Mining - Continued
   Nucor Corp. ........................................      49,200   $    3,777
   United States Steel Corp. * ........................     217,200        7,628
                                                                      ----------
                                                                          18,153
Multiline Retail - 2.3%
   BJ's Wholesale Club, Inc. * ........................      76,600        1,915
   Family Dollar Stores, Inc. .........................      72,600        2,209
   Federated Department Stores, Inc. * ................     264,500       12,987
   Kohl's Corp.* ......................................      44,400        1,877
   Nordstrom, Inc. ....................................     281,300       11,986
   Target Corp. * .....................................     129,200        5,487
   Wal-Mart Stores, Inc. * ............................     237,200       12,515
                                                                      ----------
                                                                          48,976
Office Electronics - 0.2%
   Xerox Corp. * ......................................     359,800        5,217
Oil & Gas - 6.0%
   BP Amoco plc - ADR .................................      78,400        4,200
   Conoco Phillips ....................................     336,200       25,649
   Devon Energy Corp. * ...............................     167,400       11,048
   Exxon Mobil Corp. * ................................   1,512,300       67,161
   Murphy Oil Corp. ...................................     108,100        7,967
   Occidental Petroleum Corp. * .......................      84,900        4,110
   Pioneer Natural Resources Co. ......................     231,400        8,118
                                                                      ----------
                                                                         128,253
Paper & Forest Products - 0.7%
   Georgia-Pacific Corp. * ............................     205,000        7,581
   International Paper Co. * ..........................     164,000        7,331
                                                                      ----------
                                                                          14,912
Personal Products - 1.1%
   Avon Products, Inc. ................................     218,200       10,068
   Estee Lauder Cos., Inc. - Cl. A ....................     151,000        7,366
   Gillette Co. .......................................     131,900        5,592
                                                                      ----------
                                                                          23,026
Pharmaceuticals - 5.9%
   Abbott Laboratories * ..............................     346,900       14,139
   Bristol-Myers Squibb Co. * .........................      43,300        1,061
   Eli Lilly & Co. * ..................................      47,600        3,328
   Forest Laboratories, Inc. * ........................     152,000        8,608
   Johnson & Johnson ..................................     542,400       30,212
   Merck & Co., Inc. * ................................     503,100       23,897
   Pfizer, Inc. * .....................................   1,311,960       44,974
   Watson Pharmaceuticals, Inc. * .....................      29,600          796
                                                                      ----------
                                                                         127,015
Semiconductor Equipment & Products - 4.1%
   Analog Devices, Inc. * .............................     270,600       12,740
   Applied Materials, Inc. * ..........................     190,400        3,736
   Applied Micro Circuits Corp. * .....................     166,000          883
   Intel Corp. ........................................   1,443,400       39,838
   Maxim Integrated Products, Inc. * ..................     109,400        5,735
   Novellus Systems, Inc. * ...........................     180,400   $    5,672
   QLogic Corp. * .....................................      68,400        1,819
   RF Micro Devices, Inc. * ...........................     449,100        3,368
   Texas Instruments, Inc. * ..........................     372,100        8,997
   Xilinx, Inc. * .....................................     152,700        5,086
                                                                      ----------
                                                                          87,874
Software - 4.2%
   Electronic Arts, Inc. * ............................     175,200        9,557
   Intuit, Inc. * .....................................     119,900        4,626
   Microsoft Corp. * ..................................   2,040,000       58,263
   Oracle Corp. * .....................................     645,200        7,697
   Red Hat, Inc. * ....................................     160,900        3,696
   Veritas Software Corp. * ...........................     192,100        5,321
                                                                      ----------
                                                                          89,160
Specialty Retail - 2.9%
   Best Buy Co., Inc. * ...............................     191,200        9,701
   CDW Corp. ..........................................     201,900       12,873
   Gap, Inc. ..........................................     266,300        6,458
   Home Depot, Inc. * .................................     813,800       28,646
   TJX Cos., Inc. * ...................................     217,300        5,246
                                                                      ----------
                                                                          62,924
Textiles & Apparel - 0.7%
   Liz Claiborne, Inc. * ..............................     194,000        6,980
   Nike, Inc. - Cl. B .................................     120,600        9,136
                                                                      ----------
                                                                          16,116
Tobacco - 1.4%
   Altria Group, Inc. .................................     591,000       29,579
Trading Companies & Distributors - 0.2%
   W.W. Grainger, Inc. * ..............................      78,900        4,537
Wireless Telecommunications Services - 0.6%
   Nextel Communications, Inc. - Cl. A * ..............     451,200       12,029
                                                                      ----------
                                    TOTAL COMMON STOCK-
                                      (Cost $1,917,817)        99.4%   2,132,357

                                                             Par
                                                            Value
                                                          ---------
                                                           (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 2.3%
   State Street Navigator Securities
      Lending Portfolio ...............................   $  49,792       49,792

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                            Par         Market
                      Name of Issuer                       Value        Value
                      --------------                      -------    -----------
                                                          (000's)      (000's)
SHORT-TERM INVESTMENTS - 0.5%
   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $10,544) ..................................   $10,544    $   10,544
                                                          -------    ----------
                                     TOTAL INVESTMENTS-
                                      (Cost $1,978,153)     102.2%    2,192,693
                   Payables, less cash and receivables-      (2.2)%     (48,062)
                                                          -------    ----------
                                            NET ASSETS-     100.0%   $2,144,631
                                                          =======    ==========

*Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Growth & Income Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which      Weighted Average
   Loans were Outstanding          Interest Rate       Interest Expense
---------------------------      ----------------      ----------------
          $299                         1.50%                  $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $48,887                   $49,792

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $158, $101, $1,207, $12,541, $487,252, $232,197 and $54,591 which expire in 2005, 2006, 2007, 2008, 2009, 2010 and 2011, respectively.

     Certain of the above losses may be limited under sections 382-384 of the Internal Revenue Code, as amended.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $24. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT, ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's Net Assets:

                            Between
                       $150 Million and     Excess Over
First $150 Million       $300 Million       $300 Million
------------------     ----------------     ------------
       0.71%                 0.69%              0.67%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $423.

     John Hancock has entered into a Sub-Advisory Agreement with Independence Investment LLC, an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund. John Hancock has also entered into a Sub-Advisory Agreement with T.Rowe Price Associates, Inc., under its supervision, is also responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV,

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases         Sales and Maturities
---------         --------------------
 $676,326              $707,453

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified       Unrealized       Unrealized      Net Unrealized
  Cost          Appreciation     Depreciation      Appreciation
-----------     ------------     ------------     --------------
$ 1,971,792      $ 273,125        $ (22,756)        $ 250,369

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed     Undistributed
  Ordinary        Net Long-Term      Capital Loss     Net Unrealized
   Income         Capital Gain      Carryforwards      Appreciation
-------------     -------------     -------------     --------------
     $--               $--             $788,047          $250,369

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

         Distributions from       Distributions from
Year      Ordinary Income       Long-Term Capital Gain     Return of Capital
----     ------------------     ----------------------     -----------------
2003          $17,207                    $--                   $11,765
2002           15,248                     --                        --


NOTE E--COMBINATION

     On April 25, 2003, the shareholders of the Fund (acquiring fund) approved the combination of the funds in the following table:

  Acquiring Fund                 Target Fund
-------------------        ----------------------
VST Growth & Income           VA Relative Value
VST Growth & Income        VA Sovereign Investors

     This combination provided for the transfer of substantially all of the assets and liabilities of the target fund to the acquiring fund in exchange solely for the fund shares of the acquiring fund. The acquisition was accounted for as taxfree exchange as follows:

                                                    Target Fund
                     Trust Shares                    Unrealized      Acquiring Fund       Acquiring Fund
 Acquiring Fund       Issued by      Target Fund   Appreciation/    Net Assets Prior   Aggregate Net Assets
 vs. Target Fund    Acquiring Fund    Net Assets   (Depreciation)    to Combination      After Combination
-----------------   --------------   -----------   --------------   ----------------   --------------------
VST Growth &
Income vs.
VA Relative Value       3,079          $28,786         $ 845           $1,744,162          $1,772,947

VST Growth &
Income vs.
VA Sovereign            4,038           37,760          (415)           1,772,947           1,810,708
Investors

                                                          Inception: May 1, 2001
--------------------------------------------------------------------------------
Health Sciences Fund
Wellington Management Company, LLP                               Management Team
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 4.93%, underperforming its benchmark, the
     Goldman Sachs Health Care Index. Relative to Morningstar peers, the Fund has an above average rating of 4 with an average / above average risk profile.

..    The Fund's exposure to the pharmaceuticals industry, as well as health care providers & services, were the largest contributors to absolute performance. On an individual security basis, the Fund's investments in pharmaceutical holdings Elan and Aventis were the top drivers of absolute returns.

..    The Fund emphasizes bottom-up fundamental analysis, with a focus on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. Holdings will generally be diversified across sub-sectors of health care, but will at times be concentrated in sub-sectors that provide the most compelling opportunities.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                        % of
                                                                     Investments
                                                                     -----------
Schering-Plough Corp.                                                    6.6%
AstraZeneca Group Plc                                                    5.6%
Abbott Laboratories                                                      4.6%
McKesson HBOC, Inc.                                                      4.3%
Medco Health Solutions, Inc.                                             4.1%
Eli Lilly & Co.                                                          4.1%
Novartis AG                                                              3.9%
AVENTIS                                                                  3.9%
Genzyme Corp.                                                            3.8%
Medtronic, Inc.                                                          3.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                            Health    Goldman Sachs
                                           Sciences    Health Care    S&P 500(R)
                                             Fund       Index/4/       Index/5/
                                           --------   -------------   ---------
YTD/3/                                       4.93%        6.18%          3.44%
1 Year                                      17.69        13.14          19.10
3 Year                                       2.10         2.05          -0.70
Since Inception (5/1/01)                     2.62         3.12           1.11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Specialty-Health

MORNINGSTAR RISK/1/:

..    Above Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    **** (VL/VUL)
..    **** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Drugs & Pharmaceuticals                                                    58.7%
Biotechnology Research & Production                                        16.2%
Health Care Services                                                       11.4%
Electronics: Medical Systems                                                5.9%
Medical & Dental Instruments & Supplies                                     5.9%
Health Care Management Services                                             1.1%
Chemicals                                                                   0.8%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04 VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 41 VL/VUL subaccounts and 107 VA subaccounts in the Morningstar Specialty Health category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Goldman Sachs Healthcare Index is a modified capitalization weighted index that measures the performance of US healthcare stocks. The index has a maximum individual stock weighting which is currently 7.5%. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.

/5/ "S&P 500(R)" is an unmanaged stock index commonly used as a broad measure of stock market performance.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Health Sciences Fund
(000's Omitted)

ASSETS
Long term investments at cost........................................   $32,904
Net unrealized appreciation of investments...........................     5,459
Short-term investments at value......................................       195
                                                                        -------
      Total investments..............................................    38,558
Foreign currency at value (cost $13).................................        13
Cash.................................................................         9
Receivable for:
   Investments sold..................................................        99
   Dividends.........................................................        26
   Foreign dividend tax withholding reclaim..........................        13
                                                                        -------
Total assets.........................................................    38,718
                                                                        -------

LIABILITIES
Payables for:
   Investments purchased.............................................        51
   Foreign dividend tax withholding..................................         3
   Accrued operating expenses........................................        19
                                                                        -------
Total liabilities....................................................        73
                                                                        -------
Net assets ..........................................................   $38,645
                                                                        =======
Shares outstanding, $0.01 Par Value (unlimited shares authorized)....     3,656
                                                                        -------
Net asset value per share............................................   $ 10.57
                                                                        =======
Composition of net assets:
   Capital paid-in...................................................   $36,610
   Accumulated net realized loss on investments, futures and foreign
      currency transactions..........................................    (3,398)
   Undistributed net investment loss.................................       (26)
   Net unrealized appreciation of:
      Investments ...................................................     5,459
                                                                        -------
Net assets...........................................................   $38,645
                                                                        =======

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Health Sciences Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .......................................................   $    5
      Dividends (net of foreign withholding tax of $15) ..............      187
                                                                         ------
Total investment income ..............................................      192
                                                                         ------
EXPENSES
      Investment advisory fee ........................................      189
      Auditors fees ..................................................        2
      Custodian fees .................................................       21
      Legal fees .....................................................        2
      Printing & mailing fees ........................................        6
      Trustees .......................................................        1
      Other fees .....................................................        1
                                                                         ------
Total expenses .......................................................      222
      Less expenses reimbursed .......................................       (2)
      Less custodian expense reduction offset by commission
         recapture arrangement (Note C) ..............................       (4)
                                                                         ------
Net expenses .........................................................      216
                                                                         ------
Net investment loss ..................................................      (24)
                                                                         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ....................................................    1,500
      Foreign currency transactions ..................................       (3)
   Change in unrealized appreciation on investments ..................      230
                                                                         ------
Net realized and unrealized gain .....................................    1,727
                                                                         ------
Net increase in net assets resulting from operations .................   $1,703
                                                                         ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Health Sciences Fund
(000's Omitted)

                                                                   Unaudited
                                                                   Six-Month
                                                                 Period Ended    Year Ended
                                                                   June 30,     December 31,
                                                                     2004           2003
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment loss .......................................     $   (24)       $   (33)
   Net realized gain .........................................       1,497             83
   Change in net unrealized appreciation .....................         230          7,514
                                                                   -------        -------
      Net increase in net assets resulting from operations ...       1,703          7,564
Distributions to shareholders from:
   Net investment income .....................................                        (72)
   Realized gains ............................................                       (719)
                                                                                  -------
      Decrease in net assets resulting from distributions ....                       (791)
Capital contributions
From fund share transactions:
   Proceeds from shares sold .................................       6,660         11,971
   Distributions reinvested ..................................                        791
   Payment for shares redeemed ...............................      (4,536)        (7,387)
                                                                   -------        -------
      Increase in net assets from fund share transactions ....       2,124          5,375
                                                                   -------        -------
NET INCREASE IN NET ASSETS ...................................       3,827         12,148

NET ASSETS
   Beginning of Period .......................................      34,818         22,670
                                                                   -------        -------
   End of Period (including undistributed net investment
      loss of $(26) and $(2), respectively) ..................     $38,645        $34,818
                                                                   =======        =======
Analysis of fund share transactions:
   Sold ......................................................         632          1,372
   Reinvested ................................................                         79
   Redeemed ..................................................        (432)          (893)
                                                                   -------        -------
Net increase in fund shares outstanding ......................         200            558
                                                                   =======        =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                      Health Sciences Fund
                                                                  ------------------------------------------------------------
                                                                    Unaudited                Year Ended            Period from
                                                                  Period Ended              December 31,            May 1, to
                                                                    June 30,            --------------------      December 31,
                                                                      2004              2003(f)        2002          2001(g)
                                                                  ------------          -------      -------      ------------
Net Assets Value at Beginning of Period .......................      $ 10.07            $  7.82      $  9.81         $ 10.00
Income from Investment Operations:
   Net Investment Income ......................................           (h)                (h)        0.01
   Net Realized and Unrealized Gain (Loss) on Investment(a) ...         0.50               2.48        (1.98)          (0.18)
                                                                     -------            -------      -------         -------
   Total From Investment Operations ...........................         0.50               2.48        (1.97)          (0.18)
Less Distributions:
   Distribution from Net Investment Income ....................                           (0.02)       (0.02)
   Distribution from Net Realized Gains on Investments ........                           (0.21)
   Distribution from Capital Paid-in ..........................                                                        (0.01)
                                                                                        -------      -------         -------
   Total Distributions ........................................                           (0.23)       (0.02)          (0.01)
                                                                     -------            -------      -------         -------
Net Assets Value at End of Period .............................      $ 10.57            $ 10.07      $  7.82         $  9.81
                                                                     =======            =======      =======         =======
Total Investment Return(b) ....................................         4.93%(c)          31.74%      (19.99)%         (1.85)%(c)
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ...........         1.17%(d)(e)(i)     1.10%(e)     1.07%(e)        1.10%(d)(e)
   Ratio of Net Investment Income (Loss) to Average Net
      Assets ..................................................        (0.13)%(d)         (0.12)%       0.10%          (0.16)%(d)
   Portfolio Turnover Rate ....................................        16.64%(c)         115.75%       98.91%          37.76%(c)
Net Assets End of Period (000s Omitted) .......................      $38,645            $34,818      $22,670         $29,873

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been 1.18% for the period ending June 30, 2004, and 1.25%, 1.35%, and 1.19% for the years ended December 31, 2003, 2002, and 2001, respectively.

(f) The fund entered into a new sub-advisory agreement with Wellington Management Company during the period shown.

(g)  Commencement of investment operations.

(h)  Amount is less than $0.01.

(i) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                                          Market
                         Name of Issuer                        Shares     Value
                         --------------                       --------   -------
                                                                         (000's)
COMMON STOCK

Biotechnology - 17.4%
   Abgenix, Inc. * ........................................     13,100   $   153
   Amylin Pharmaceuticals, Inc. * .........................     16,400       374
   Applera Corp. - Celera Genomics Group * ................     53,400       615
   Cephalon, Inc. * .......................................      9,300       502
   Ciphergen Biosystems, Inc. * ...........................     22,200       162
   Connetics Corp. * ......................................      7,372       149
   CV Therapeutics, Inc. * ................................     19,200       322
   Cytokinetics, Inc. * ...................................      2,600        39
   Exelixis, Inc. * .......................................     34,600       349
   Genzyme Corp. * ........................................     30,698     1,453
   Gilead Sciences, Inc. * ................................      8,800       590
   Human Genome Sciences, Inc. * ..........................     36,500       424
   ICOS Corp. .............................................      7,100       212
   ILEX Oncology, Inc. * ..................................      8,300       207
   Millennium Pharmaceuticals, Inc. * .....................     30,800       425
   OSI Pharmaceuticals, Inc. * ............................      3,300       232
   Regeneron Pharmaceuticals * ............................     16,200       171
   Vertex Pharmaceuticals, Inc. * .........................     11,800       128
   Zymogenetics, Inc. * ...................................     11,200       213
                                                                         -------
                                                                           6,720
Chemicals - 0.8%
   Bayer AG * .............................................     10,100       292
   Health Care Equipment & Supplies - 13.3%
   Baxter International, Inc. .............................     24,080       831
   Beckman Coulter, Inc. ..................................      6,900       421
   Becton, Dickinson & Co. * ..............................     11,100       575
   Bruker Biosciences Corp. * .............................     34,600       168
   CTI Molecular Imaging, Inc. ............................     21,000       298
   Edwards Lifesciences Corp. * ...........................     11,800       411
   Guidant Corp. ..........................................     12,813       716
   Medtronic, Inc. * ......................................     26,200     1,276
   Nobel Biocare * ........................................        100         7
   Olympus Optical Co. * ..................................     21,000       396
   Viasys Healthcare, Inc. * ..............................      1,800        38
                                                                         -------
                                                                           5,137
Health Care Providers & Services - 10.9%
   Aetna US Healthcare, Inc. * ............................      4,700       399
   Anthem, Inc. * .........................................      6,017       539
   Cardinal Health, Inc. * ................................     11,722       821
   Express Scripts, Inc. - Cl. A * ........................      5,200       412
   Gambro - Ser. A * ......................................     41,520       403
   McKesson HBOC, Inc. ....................................     47,600     1,634
                                                                         -------
                                                                           4,208
Pharmaceuticals - 56.9%
   Abbott Laboratories * ..................................     43,734     1,783
   Ariad Pharmaceuticals, Inc. * ..........................     13,100        98
   AstraZeneca Group plc * ................................     10,779       483
   AstraZeneca Group plc - ADR ............................     36,434     1,663
   Atherogenics, Inc. * ...................................     14,100       268
   AVENTIS - ADR ..........................................     19,600     1,491
   Eisai Co. Ltd. * .......................................     31,300   $   899
   Elan Corp. plc - ADR * .................................     47,600     1,178
   Eli Lilly & Co. * ......................................     22,327     1,561
   Forest Laboratories, Inc. * ............................     19,200     1,087
   Fujisawa Pharmeceutical Co., Ltd. * ....................     36,000       851
   Hospira, Inc. ..........................................      8,673       239
   King Pharmaceuticals, Inc. * ...........................     52,200       598
   Medco Health Solutions, Inc. * .........................     42,300     1,586
   Medicinesco ............................................     21,100       644
   Novartis AG ............................................     33,825     1,493
   NPS Pharmaceuticals, Inc. * ............................      9,500       199
   Sankyo Co., Ltd. * .....................................     24,000       519
   Schering-Plough Corp. * ................................    136,500     2,523
   Schwarz Pharma AG * ....................................      8,700       268
   Shionogi & Co., Ltd. * .................................     41,000       703
   Takeda Chemical Industries * ...........................      8,500       372
   Watson Pharmaceuticals, Inc. * .........................     14,900       401
   Wyeth * ................................................     30,395     1,099
                                                                         -------
                                                                          22,006
                                                                         -------
                                        TOTAL COMMON STOCK-
                                             (Cost $32,904)       99.3%   38,363

                                                                 Par
                                                                Value
                                                              --------
                                                               (000's)

SHORT-TERM INVESTMENTS - 0.5%
   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $195) ...........................................    $    195       195
                                                              --------   -------
                                         TOTAL INVESTMENTS-
                                             (Cost $33,099)       99.8%   38,558
                       Cash and Receivables, less payables-        0.2%       87
                                                              --------   -------
                                                NET ASSETS-      100.0%  $38,645
                                                              ========   =======

*    Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Health Sciences Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $184, $3,104 and $900 which expire in 2009, 2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred approximately $107 in net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending on December 31, 2004.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $15. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                      Excess Over
First $250 Million   $250 Million
------------------   ------------
       1.00%             0.95%

     For the period from January 1, 2004 to April 30, 2004, John Hancock and JVLICO agreed to reimburse the Fund for normal operating expenses, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses that exceed 0.10% of the Fund's daily net asset value. Accordingly, for the period from January 1, 2004 to April 30, 2004 the Fund was reimbursed $2 by John Hancock and JVLICO. On March 18, 2004, the Fund's Shareholders approved the removal of John Hancock and JVLICO's respective obligations to reimburse the Fund for excess operating expenses effective May 1, 2004.

     John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $4.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
  $8,817           $6,142

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $30,629       $4,837         $(208)          $4,629

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income
(loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--            $4,188          $4,629

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003           $72                    $--                   $719
2002            56                     --                     --

NOTE E--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                         For   Against   Abstain
                                                         ---   -------   -------
To approve, as to the Health Sciences Fund, an           81%      9%       10%
   amendment to the current investment mangement agreement between the Trust and John Hancock to eliminate John Hancock's obligation to reimburse expenses.

                                                          Inception: May 1, 1998
--------------------------------------------------------------------------------
High Yield Bond Fund
Wellington Management Company, LLP                                Earl E. McEvoy
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 0.49%, underperforming its custom benchmark. Relative to Morningstar peers, the Fund has a below average rating of 1 with a high risk profile.

..    The Fund underperformed its benchmark primarily due to both unfavorable sector allocation and security selection decisions.

..    The Fund's exposure to the chemicals sector contributed the most to absolute performance while exposure to the wireless sector was the largest detractor.

..    The manager employs rigorous bottom-up fundamental research, 100% of which is conducted in-house. The manager continues to focus on capturing the attractive yields currently available in the high yield market, while minimizing credit losses, and focuses on the upper tier of the high yield market.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
CSC Holdings, Inc.                                                       1.8%
Williams Cos, Inc.                                                       1.7%
Georgia Pacific Corp.                                                    1.7%
Nextel Communications, Inc.                                              1.7%
Host Marriott LP                                                         1.5%
Qwest Corp.                                                              1.4%
Insight Midwest LP Capital, Inc.                                         1.2%
Owens Brockway Glass Container                                           1.1%
Rogers Wireless, Inc.                                                    1.1%
Tyco International Group SA                                              1.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                 High Yield        High Yield
                                                Bond Fund/4/   Bond Benchmark/5/
                                                ------------   -----------------
YTD/3/                                              0.49%            1.19%
1 Year                                              6.40             8.84
3 Years                                             2.73             7.61
5 Years                                             0.78             4.08
Since Inception (5/1/98)                            0.62             3.35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    High Yield Bond

MORNINGSTAR RISK/1/:

..    High (VL/VUL)
..    High (VA)

MORNINGSTAR RATING/1/:

..    * (VL/VUL)
..    * (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND COMPOSITION (as of June 30, 2004)/2/

                                                                           % of
Credit Quality                                                            Assets
                                                                          ------
AAA/Government/Agency                                                      1.01%
AA                                                                            0%
A                                                                             0%
BBB                                                                        1.79%
BB & lower                                                                96.70%
Not Rated/Other                                                            0.50%
Weighted Average Yield                                                     7.40%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 292 VL/VUL subaccounts and 487 VA subaccounts in the Morningstar High Yield Bond category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with investing in high yield bonds, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/5/ Lehman Brothers High Yield Bond Index: from May 1998 to December 2002 and then represents a 50% Lehman Brothers B Index and 50% Lehman Brothers BB Index from January 2003 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
High Yield Bond Fund
(000's Omitted)

ASSETS
Long term investments at cost ......................................   $ 89,489
Net unrealized appreciation of investments .........................        810
Short-term investments at value ....................................      1,410
                                                                       --------
      Total investments ............................................     91,709
Cash ...............................................................         39
Receivable for:
   Investments sold ................................................         25
   Interest ........................................................      1,991
                                                                       --------
Total assets .......................................................     93,764
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................        490
   Accrued operating expenses ......................................         20
                                                                       --------
Total liabilities ..................................................        510
                                                                       --------
Net assets .........................................................   $ 93,254
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) .....................................................     14,938
Net asset value per share ..........................................   $   6.24
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $107,626
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ....................    (15,215)
   Undistributed net investment income .............................         33
   Net unrealized appreciation of investments ......................        810
                                                                       --------
Net assets .........................................................   $ 93,254
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
High Yield Bond Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $  3,558
EXPENSES
   Investment advisory fee .........................................        380
   Auditors fees ...................................................          6
   Custodian fees ..................................................         43
   Legal fees ......................................................          6
   Printing & mailing fees .........................................          8
   Trustees'  ......................................................          1
   Other fees ......................................................          1
                                                                       --------
Total expenses .....................................................        445
   Less expenses reimbursed ........................................        (18)
                                                                       --------
Net expenses .......................................................        427
                                                                       --------
Net investment income ..............................................      3,131
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments ................................      1,825
   Change in unrealized depreciation on investments ................     (4,505)
                                                                       --------
Net realized and unrealized loss ...................................     (2,680)
                                                                       --------
Net increase in net assets resulting from operations ...............   $    451
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
High Yield Bond Fund
(000's Omitted)

                                                                                      Unaudited
                                                                                      Six-Month
                                                                                    Period Ended    Year Ended
                                                                                      June 30,     December 31,
                                                                                        2004           2003
                                                                                    ------------   ------------
INCREASE(DECREASE) IN NET ASSETS
From operations
   Net investment income ........................................................     $  3,131       $  5,394
   Net realized gain (loss) .....................................................        1,825           (724)
   Change in net unrealized appreciation (depreciation) .........................       (4,505)         7,272
                                                                                      --------       --------
      Net increase in net assets resulting from operations ......................          451         11,942
Distributions to shareholders from:
   Net investment income ........................................................       (3,098)        (5,404)
   Realized gains                                                                                        (249)
                                                                                      --------       --------
      Decrease in net assets resulting from distributions .......................       (3,098)        (5,653)
From fund share transactions:
   Proceeds from shares sold ....................................................       16,754        109,079
   Distributions reinvested .....................................................        3,098          5,653
   Payment for shares redeemed ..................................................      (20,967)       (84,786)
                                                                                      --------       --------
      Increase (decrease) in net assets from fund share transactions ............       (1,115)        29,946
                                                                                      --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................       (3,762)        36,235

NET ASSETS
   Beginning of Period ..........................................................       97,016         60,781
                                                                                      --------       --------
   End of Period (including undistributed net investment income of $33 and $0,
      respectively) .............................................................     $ 93,254       $ 97,016
                                                                                      ========       ========
Analysis of fund share transactions:
   Sold .........................................................................        2,630         17,586
   Reinvested ...................................................................          488            909
   Redeemed .....................................................................       (3,295)       (13,667)
                                                                                      --------       --------
Net increase (decrease) in fund shares outstanding ..............................         (177)         4,828
                                                                                      ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                            High Yield Bond Fund
                                                          -----------------------------------------------------------
                                                            Unaudited
                                                          Period Ended              Year Ended December 31,
                                                            June 30,      -------------------------------------------
                                                              2004          2003        2002        2001        2000
                                                          ------------    --------    -------     -------     -------
Net Assets Value at Beginning of Period ...............    $  6.42        $  5.91     $  6.83     $  7.33     $  8.99
Income from Investment Operations:
   Net Investment Income ..............................       0.21           0.42        0.57        0.73        0.73
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ...................................      (0.18)          0.53       (0.87)      (0.55)      (1.65)
                                                           -------        -------     -------     -------     -------
   Total From Investment Operations ...................       0.03           0.95       (0.30)       0.18       (0.92)
Less Distributions:
   Distribution from Net Investment Income ............      (0.21)         (0.42)      (0.62)      (0.68)      (0.74)
   Distribution from Net Realized Gains on
      Investments .....................................                     (0.02)
                                                           -------        -------     -------     -------     -------
   Total Distributions ................................      (0.21)         (0.44)      (0.62)      (0.68)      (0.74)
                                                           -------        -------     -------     -------     -------
Net Assets Value at End of Period .....................    $  6.24        $  6.42     $  5.91     $  6.83     $  7.33
                                                           =======        =======     =======     =======     =======
Total Investment Return(b) ............................       0.49%(e)      16.51%      (4.51)%      2.13%     (10.81)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ...       0.90%(c)(f)    0.90%(c)    0.90%(c)    0.80%(c)    0.75%(c)
   Ratio of Net Investment Income to Average Net
      Assets ..........................................       6.63%(f)       6.81%       9.84%      10.39%(d)    8.88%
   Portfolio Turnover Rate ............................      31.82%(e)      47.82%      89.30%      32.50%      21.94%
Net Assets End of Period (000s Omitted) ...............    $93,254        $97,016     $60,781     $51,274     $25,978

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .94% for the period ending June 30, 2004, and .95%, .96%, .90%, and .87%, for the years ended December 31,
     2003, 2002, 2001, and 2000, respectively.

(d) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 9.35% for the years ended December 31, 2001.

(e)  Not annualized.

(f)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.2%
   Alliant Techsystems, Inc. - Sr. Sub. Notes
      8.5% due 05/15/11 ....................................     $ 95     $  103
   Argo-Tech Corp. - Sr. Notes 144A (a)
      9.25% due 06/01/11 ...................................      105        108
   K & F Industries, Inc. - Sr. Notes Ser. B
      9.625% due 12/15/10 ..................................      435        477
   Sequa Corp.
      9.0% due 08/01/09 ....................................      275        293
   Sequa Corp. - Sr. Notes
      8.875% due 04/01/08 ..................................      105        111
                                                                          ------
                                                                           1,092
Airlines - 0.6%
   American Airlines, Inc.
      7.024% due 04/15/11 ..................................      130        129
   Continental Airlines - Ser. 1997-4 Cl. 4A
      6.9% due 01/02/18 ....................................       96         90
   Continental Airlines, Inc. - Ser. 1999-2 Cl. A2
      7.056% due 09/15/09 ..................................      170        168
   Delta Air Lines, Inc. - Notes
      7.9% due 12/15/09 ....................................      290        148
   Northwest Airlines - Ser. 2001 Cl. 1A2
      6.841% due 10/01/12 ..................................       80         77
                                                                          ------
                                                                             612
Auto Components - 3.2%
   Arvinmeritor, Inc. - Notes
      8.75% due 03/01/12 ...................................      420        456
   Cummins, Inc. - Sr. Notes
      9.5% due 12/01/10 ....................................       45         51
   Dana Corp. - Notes
      9.0% due 08/15/11 ....................................      320        374
   Dura Operating Corp. - Sr. Notes Ser. B
      8.625% due 04/15/12 ..................................      260        265
   Eagle Picher, Inc. - Sr. Notes
      9.75% due 09/01/13                                           40         43
   Goodyear Tire & Rubber Co. - Notes
      7.857% due 08/15/11 ..................................      100         91
   R.J. Towercorp - Gtd. Sr. Notes
      12.0% due 06/01/13 ...................................      235        224
   Tenneco Automotive, Inc. - Sr. Sec. Notes Ser. B
      10.25% due 07/15/13 ..................................      130        146
   TRW, Inc. - Sr. Notes
      9.375% due 02/15/13 ..................................      376        425
   Visteon Corp.
      8.25% due 08/01/10 ...................................      250        265
   Visteon Corp. - Notes
      7.0% due 03/10/14 ....................................      660        639
                                                                          ------
                                                                           2,979
Automobiles - 0.7%
   Navistar International Corp., Inc. - Sr. Notes
      7.5% due 06/15/11 ....................................       70         71
   Navistar International Corp., Inc. - Sr. Notes Ser. B
      9.375% due 06/01/06 ..................................     $100     $  107
   United Rentals North America, Inc. - Sr. Notes
      6.5% due 02/15/12 ....................................      485        456
                                                                          ------
                                                                             634
Banks - 0.7%
   Chevy Chase Bank - Sub. Debs
      6.875% due 12/01/13 ..................................      175        176
   Western Financial Bank - Sub. Debs
      9.625% due 05/15/12 ..................................      415        452
                                                                          ------
                                                                             628
Beverages - 0.7%
   Constellation Brands, Inc. - Sr. Sub. Notes
      8.125% due 01/15/12 ..................................      430        454
   The Great Atlantic & Pacific Tea Co, Inc. - Sr. Notes
      9.125% due 12/15/11 ..................................      270        232
                                                                          ------
                                                                             686
Biotechnology - 0.1%
   Bio Rad Laboratories, Inc. - Sr. Sub. Notes
      7.5% due 08/15/13 ....................................       80         84
Building Products - 0.9%
   American Standard Cos., Inc.
      7.375% due 02/01/08 ..................................      110        119
      7.625% due 02/15/10 ..................................      305        335
   Koppers, Inc. Pennsylvania - Sr. Sec. Notes
      9.875% due 10/15/13 ..................................      200        219
   Texas Industries, Inc. - Sr. Notes
      10.0% due 06/01/11 ...................................      195        217
                                                                          ------
                                                                             890
Chemicals - 4.9%
   Acetex Corp. - Sr. Notes
      10.875% due 08/01/09 .................................       75         82
   Airgas, Inc. - Sr. Sub. Notes
      9.125% due 10/01/11 ..................................      335        377
   Equistar Chemical - Sr. Notes
      10.125% due 09/01/08 .................................       58         64
   Equistar Chemicals LP - Sr. Notes
      10.625% due 05/01/11 .................................      155        172
   FMC Corp. - Sr. Sec. Notes
      10.25% due 11/01/09 ..................................       50         58
   Huntsman LLC - Sr. Sec. Notes
      11.625% due 10/15/10 .................................      125        138
   IMC Global, Inc. - Debs
      6.875% due 07/15/07 ..................................      290        297
   IMC Global, Inc. - Sr. Notes
      10.875% due 08/01/13 .................................      470        569
   Lyondell Chemical Co.
      9.875% due 05/01/07 ..................................       60         63

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Chemicals - Continued
   Lyondell Chemical Co. - Notes Ser. A
      9.625% due 05/01/07 ..................................     $800     $  836
   Methanex Corp. - Sr. Notes
      8.75% due 08/15/12 ...................................      260        292
   Millenium America, Inc. - Sr. Notes
      9.25% due 06/15/08 ...................................      275        296
   NALCO Co. - Sr. Notes 144A (a)
      7.75% due 11/15/11 ...................................      180        188
   Nova Chemicals Corp. - Notes
      7.0% due 05/15/06 ....................................      210        219
   Nova Chemicals Corp. - Sr. Notes
      6.5% due 01/15/12 ....................................       80         79
   Omnova Solutions, Inc. - Sr. Sec. Notes
      11.25% due 06/01/10 ..................................      245        272
   Pioneer Americas LLC
      4.79% due 12/31/06 ...................................       10          9
   Resolution Performance Products - Sr. Notes
      9.5% due 04/15/10 ....................................      310        321
   Union Carbide Chemicals & Plastics
      7.875% due 04/01/23 ..................................       55         53
   Union Carbide Corp. - Debs
      6.79% due 06/01/25 ...................................      180        182
                                                                          ------
                                                                           4,567
Commercial Services & Supplies - 3.0%
   Advanstar Communications, Inc. - Sr. Sec Notes
      10.75% due 08/15/10 ..................................       75         83
   Allied Waste North America, Inc. - Sr. Notes
      8.5% due 12/01/08 ....................................      270        296
      8.875% due 04/01/08 ..................................      355        388
   Iron Mountain, Inc. - Sr. Sub. Notes
      8.625% due 04/01/13 ..................................      130        138
   Iron Mountain, Inc. Delaware - Sr. Sub. Notes
      8.25% due 07/01/11 ...................................      115        119
   Iron Mountain, Inc. Pennsylvania - Sr. Sub. Notes
      7.75% due 01/15/15 ...................................      145        144
   Mail Welli Corp. - Sr. Notes
      9.625% due 03/15/12 ..................................      440        475
   National Waterworks, Inc. - Sr. Sub. Notes - Ser. B
      10.5% due 12/01/12 ...................................      385        433
   Poindexter JB, Inc. - Sr. Notes 144A (a)
      8.75% due 03/15/14 ...................................      235        238
   SPX Corp. - Sr. Notes
      7.5% due 01/01/13 ....................................      310        316
   Vertis, Inc. - Sr. Notes
      9.75% due 04/01/09 ...................................      105        114
      10.875% due 06/15/09 .................................       25         27
                                                                          ------
                                                                           2,771
Construction & Engineering - 3.0%
   Beazer Homes USA, Inc. - Sr. Notes
      8.375% due 04/15/12 ..................................     $ 55     $   58
      8.625% due 05/15/11 ..................................      390        413
   Horton, Inc. - Sr. Sub. Notes
      9.375% due 03/15/11 ..................................      370        412
   KB Home - Sr. Sub. Notes
      8.625% due 12/15/08 ..................................      200        214
   Meritage Corp. - Sr. Notes
      7.0% due 05/01/14 ....................................      180        171
      9.75% due 06/01/11 ...................................       90         99
   Nortek, Inc. - Sr. Sub. Notes Ser. B
      9.875% due 06/15/11 ..................................       50         57
   Ryland Group, Inc. - Sr. Sub. Notes
      9.125% due 06/15/11 ..................................      345        381
   Standard Pacific Corp. - Sr. Notes
      6.5% due 10/01/08 ....................................      310        311
      6.875% due 05/15/11 ..................................      110        109
   Toll Brothers, Inc.
      8.25% due 02/01/11 ...................................      450        486
   Toll Corp. - Sr. Sub. Notes
      8.25% due 12/01/11 ...................................       65         70
                                                                          ------
                                                                           2,781
Containers & Packaging - 3.3%
   AEP Industries, Inc. - Sr. Sub. Notes
      9.875% due 11/15/07 ..................................       45         46
   Anchor Glass Container Corp. - Sr. Notes Ser. B
      11.0% due 02/15/13 ...................................      355        406
   Graphic Packaging International, Inc. - Sr. Notes
      8.5% due 08/15/11 ....................................      210        225
   Greif Bros. Corp. - Sr. Sub. Notes
      8.875% due 08/01/12 ..................................       25         27
   Owens Brockway Glass Container - Sr. Notes 144A (a)
      8.75% due 11/15/12 ...................................      490        534
   Owens Brockway Glass Container - Sr. Sec Notes
      7.75% due 05/15/11 ...................................      415        430
   Pliant Corp. - Sr. Sec. Notes
      11.125% due 09/01/09 .................................      230        247
   Portola Packaging, Inc. - Sr. Notes 144A (a)
      8.25% due 02/01/12 ...................................       75         61
   Stone Container Corp. - Sr. Notes
      9.25% due 02/01/08 ...................................      200        219
      9.75% due 02/01/11 ...................................      525        577
   Tekni Plex, Inc. - Sr. Sec. Notes 144A (a)
      8.75% due 11/15/13 ...................................      305        291
                                                                          ------
                                                                           3,063
Distributors - 0.8%
   ADESA, Inc. - Sr. Sub. Notes
      7.625% due 06/15/12 ..................................      230        231

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Distributors - Continued
   Owens & Minor
      8.5% due 07/15/11 ....................................    $ 445     $  487
                                                                          ------
                                                                             718
Diversified Financials - 0.5%
   Fairfax Financial Holdings, Ltd.
      6.875% due 04/15/08 ..................................       15         15
   Fairfax Financial Holdings, Ltd. - Notes
      7.375% due 03/15/06 ..................................      150        156
   Johnson Diversey, Inc. -Sr. Sub. Notes Ser. B
      9.625% due 05/15/12 ..................................      215        234
   Von Hoffmann Corp. - Sr. Notes
      10.25% due 03/15/09 ..................................       20         21
                                                                          ------
                                                                             426
Diversified Telecommunication Services - 5.6%
   Alaska Communications Systems - Sr. Notes
      9.875% due 08/15/11 ..................................      400        416
   American Cellular Corp. - Sr. Notes Ser. B
      10.0% due 08/01/11 ...................................      595        518
   Avaya, Inc. - Sr. Sec. Notes
      11.125% due 04/01/09 .................................      358        420
   Cincinnati Bell, Inc. - Sub. Notes
      8.375% due 01/15/14 ..................................      150        135
   Corning, Inc. - Notes
      6.2% due 03/15/16 ....................................      145        135
   Fairpoint Communications, Inc. - Sr. Notes
      11.875% due 03/01/10 .................................      180        207
   GCI, Inc. - Sr. Notes 144A (a)
      7.25% due 02/15/14 ...................................      475        456
   Intelsat, Ltd. - Sr. Notes
      5.25% due 11/01/08 ...................................       30         29
      7.625% due 04/15/12 ..................................       75         72
   MasTec, Inc. - Sr. Sub. Notes
      7.75% due 02/01/08 ...................................      410        361
   MCI, Inc.
      5.908% due 05/01/07 ..................................      145        141
   MCI, Inc. - Notes
      7.735% due 05/01/14 ..................................      100         89
   National Cable plc - Sr. Notes 144A (a)
      8.75% due 04/15/14 ...................................       75         77
   Nortel Networks, Ltd. - Notes
      6.125% due 02/15/06 ..................................      460        461
   Panamsat Corp. - Sr. Notes
      8.5% due 02/01/12 ....................................      365        413
   Qwest Corp. - Notes 144A(a)
      8.875% due 03/15/12 ..................................    1,150      1,256
                                                                          ------
                                                                           5,186
Electric Utilities - 0.5%
   Centerpoint Energy Resources Corp. - Sr. Notes
      7.875% due 04/01/13 ..................................      390        437
Electric/Gas - 6.3%
   AES Corp. - 144A (a)
      8.75% due 05/15/13 ...................................   $  485     $  519
   AES Corp. Sr. Sec. Notes 144A (a)
      9.0% due 05/15/15 ....................................      335        358
   Avista Corp. - Sr. Notes
      9.75% due 06/01/08 ...................................      590        696
   CMS Energy Corp - Sr. Notes
      8.5% due 04/15/11 ....................................      535        546
   DPL, Inc. - Sr. Notes
      6.875% due 09/01/11 ..................................      225        228
   Edison Mission Energy - Sr. Notes
      9.875% due 04/15/11 ..................................      455        472
   El Paso Natural Gas Co. - Sr. Notes
      7.625% due 08/01/10 ..................................      230        236
   EL Paso Production Holding Co. - Sr. Notes
      7.75% due 06/01/13 ...................................      525        484
   Nevada Power Co. - Notes Ser. E
      10.875% due 10/15/09 .................................      355        402
   Nevada Power Co. - Notes Ser. G
      9.0% due 08/15/13 ....................................      345        374
   NRG Energy, Inc. - Sr. Sec. Notes 144A (a)
      8.0% due 12/15/13 ....................................      365        370
   Semco Energy, Inc. - Sr. Notes
      7.125% due 05/15/08 ..................................      165        169
      7.75% due 05/15/13 ...................................       60         63
   Southern Natural Gas Co. - Sr. Notes
      8.875% due 03/15/10 ..................................      425        463
   TNP Enterprises, Inc. - Sr. Sub. Notes
      10.25% due 04/01/10 ..................................      275        286
   Western Resources, Inc. - Sr. Notes
      9.75% due 05/01/07 ...................................      155        177
                                                                          ------
                                                                           5,843
Electrical Equipment - 0.7%
   General Cable Corp. - Sr. Notes
      9.5% due 11/15/10 ....................................      210        225
   ITT Corp. - Debs.
      7.375% due 11/15/15 ..................................       30         30
   Wesco Distribution, Inc. - Ser. B
      9.125% due 06/01/08 ..................................      380        390
                                                                          ------
                                                                             645
Electronic Equipment & Instruments - 1.5%
   Itron, Inc. - Sr. Sub. Notes 144A (a)
      7.75% due 05/15/12 ...................................       35         35
   Sanmina SCI Corp. - Sr. Sec. Notes
      10.375% due 01/15/10 .................................      560        644
   Solectron Corp. - Sr. Notes
      9.625% due 02/15/09 ..................................      605        662
   Thomas & Betts Corp.
      6.39% due 02/10/09 ...................................       15         15

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Electronic Equipment & Instruments - Continued
   Thomas & Betts Corp. - Notes
      7.25% due 06/01/13 ...................................    $  65     $   69
                                                                          ------
                                                                           1,425
Energy Equipment & Services - 0.0%
   Rayovac Corp. - Sr. Sub. Notes
      8.5% due 10/01/13 ....................................       25         26
Finance - 4.8%
   Arch Western Finance LLC - Sr. Notes 144A (a)
      6.75% due 07/01/13 ...................................      230        229
   BCP Caylux Holdings Lux SCA - Sr. Sub. Notes 144A (a)
      9.625% due 06/15/14 ..................................      455        473
   Bowater Canada Finance Corp. - Notes
      7.95% due 11/15/11 ...................................      425        440
   Crown European Holdings SA - Sr. Sec. Notes
      9.5% due 03/01/11 ....................................      410        450
      10.875% due 03/01/13 .................................       85         97
   Hampshire Donnelly Finance Corp. - Sr. Sub. Notes
      144A (a)
      10.875% due 12/15/12 .................................      125        145
   Insight Midwest LP Capital, Inc. - Sr. Notes
      10.5% due 11/01/10 ...................................      965      1,050
   iStar Financial, Inc. - Sr. Notes
      8.75% due 08/15/08 ...................................       82         90
   MDP Acquisitions plc - Sr. Notes
      9.625% due 10/01/12 ..................................      370        411
   New Asat Finance, Ltd. - Sr. Notes 144A (a)
      9.25% due 02/01/11 ...................................      325        323
   RH Donnelley Finance - Sr. Notes 144A (a)
      8.875% due 12/15/10 ..................................       60         66
   RH Donnelly Finance Corp. - Sr. Sub. Notes
      10.875% due 12/15/12 .................................      120        140
   RH Donnelly Finance Corp. - Sr. Notes
      8.875% due 12/15/10 ..................................       90         99
   Ucar Finance, Inc. - Sr. Notes
      10.25% due 02/15/12 ..................................      170        189
   UGS Corp.
      10.0% due 06/01/12 ...................................      225        239
                                                                          ------
                                                                           4,441
Food & Drug Retailing - 0.7%
   Winn Dixie Stores, Inc. - Sr. Notes
      8.875% due 04/01/08 ..................................      695        643
Food Products - 0.8%
   Dole Food, Inc. - Sr. Notes
      7.25% due 06/15/10 ...................................       10         10
      8.875% due 03/15/11 ..................................      600        635
   United Agricultural Products, Inc. - Sr. Notes 144A (a)
      8.25% due 12/15/11 ...................................       60         66
                                                                          ------
                                                                             711
Gas Utilities - 1.7%
   Williams Cos, Inc. - Notes
      7.125% due 09/01/11 ..................................    $ 305     $  310
      8.125% due 03/15/12 ..................................      740        788
   Williams Cos, Inc. - Sr. Notes
      8.625% due 06/01/10 ..................................      430        472
                                                                          ------
                                                                           1,570
Health Care Equipment & Supplies - 2.1%
   Alaris Medical Systems, Inc. - Sr. Notes
      7.25% due 07/01/11 ...................................      260        287
   Apogent Technologies, Inc. - Sr. Sub. Notes
      6.5% due 05/15/13 ....................................      360        366
   Fisher Scientific International, Inc. - Sr. Sub. Notes
      8.125% due 05/01/12 ..................................      578        619
   Kinetic Concepts, Inc. - Sr. Sub. Notes Ser. B
      7.375% due 05/15/13 ..................................       39         41
   Radiologix, Inc. - Sr. Notes
      10.5% due 12/15/08 ...................................      370        389
   Sybron Dental Specialties, Inc. - Sr. Sub. Notes
      8.125% due 06/15/12 ..................................       75         80
   Valmont Industries, Inc. - Sr. Sub. Notes 144A (a)
      6.875% due 05/01/14 ..................................       40         39
   VWR International - Sr. Notes 144A (a)
      6.875% due 04/15/12 ..................................       55         55
   VWR International, Inc. - Sr. Sub. Notes 144A (a)
      8.0% due 04/15/14 ....................................       90         92
                                                                          ------
                                                                           1,968
Health Care Providers & Services - 3.1%
   Coventry Health Care, Inc. - Sr. Notes
      8.125% due 02/15/12 ..................................      225        247
   HCA, Inc. - Notes
      6.3% due 10/01/12 ....................................      930        929
   Iasis Healthcare LLC - Sr. Sub. Notes 144A (a)
      8.75% due 06/15/14 ...................................      205        209
   NCD Healthcorp - Sr. Sub. Notes
      10.5% due 12/01/12 ...................................      220        242
   Neighborcare, Inc. - Sr. Sub. Notes 144A (a)
      6.875% due 11/15/13 ..................................      230        244
   Omnicare, Inc. - Sr. Sub. Notes Ser. B
      8.125% due 03/15/11 ..................................      525        562
   Triad Hospitals, Inc. - Sr. Notes
      7.0% due 05/15/12 ....................................      470        471
                                                                          ------
                                                                           2,904
Hotels Restaurants & Leisure - 7.4%
   Argosy Gaming Co. - Sr. Sub. Notes
      9.0% due 09/01/11 ....................................       40         44
   Argosy Gaming Co. - Sr. Sub. Notes 144A (a)
      7.0% due 01/15/14 ....................................      130        127

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
                        --------------                         -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Hotels Restaurants & Leisure - Continued
   AZTAR Corp. - Sr. Sub. Notes
      9.0% due 08/15/11 ....................................    $  645    $  713
   Boyd Gaming Corp. - Sr. Sub. Notes
      7.75% due 12/15/12 ...................................       165       166
   Boyd Gaming Corp. - Sr. Sub. Notes 144A (a)
      6.75% due 04/15/14 ...................................        60        56
   Host Marriott LP - Sr. Notes Ser. I
      9.5% due 01/15/07 ....................................     1,170     1,284
   Host Marriott LP - Sr. Notes Ser. J
      7.125% due 11/01/13 ..................................        95        93
   Isle Capri Casinos, Inc. - Sr. Sub. Notes 144A (a)
      7.0% due 03/01/14 ....................................       240       223
   John Q. Hammons Hotels - Notes Ser. B
      8.875% due 05/15/12 ..................................       115       126
   Mandalay Resort Group - Sr. Sub. Notes
      9.375% due 02/15/10 ..................................       380       414
   Mandalay Resort Group - Sr. Sub. Notes Ser. B
      10.25% due 08/01/07 ..................................       305       342
   MGM Mirage, Inc.
      8.5% due 09/15/10 ....................................       130       140
   MGM Mirage, Inc. - Sr. Sub. Notes
      8.375% due 02/01/11 ..................................       700       735
   Park Place Entertainment Corp. - Notes
      8.5% due 11/15/06 ....................................        25        27
   Park Place Entertainment Corp. - Sr. Notes
      7.0% due 04/15/13 ....................................       410       414
   Park Place Entertainment Corp. - Sr. Sub. Notes
      8.875% due 09/15/08 ..................................       215       234
   Seneca Gaming Corp. - Sr. Notes 144A (a)
      7.25% due 05/01/12 ...................................       215       214
   Six Flags, Inc. - Sr. Notes
      8.875% due 02/01/10 ..................................       235       234
   Six Flags, Inc. - Sr. Notes 144A (a)
      9.625% due 06/01/14 ..................................        60        60
   Speedway Motorsports, Inc. - Sr. Sub. Notes
      6.75% due 06/01/13 ...................................       100       101
   Starwood Hotels & Resorts Worldwide, Inc. - Sr. Notes
      7.875% due 05/01/12 ..................................       620       662
   Station Casinos, Inc. - Sr. Sub. Notes
      6.5% due 02/01/14 ....................................       480       460
                                                                          ------
                                                                           6,869
Household Products - 0.3%
   Hercules, Inc. - Sr. Notes
      11.125% due 11/15/07 .................................       200       234
   Scotts Co. - Sr. Sub. Notes
      6.625% due 11/15/13 ..................................        40        40
                                                                          ------
                                                                             274
Industrial Conglomerates - 1.6%
   Invesys plc - Sr. Notes 144A (a)
      9.875% due 03/15/11 ..................................       520       519
   Trinity Industries, Inc. - Sr. Notes 144A (a)
      6.5% due 03/15/14 ....................................    $   45    $   41
   Tyco International Group SA - Notes
      6.75% due 02/15/11 ...................................       405       439
   Tyco International Group SA - Sr. Notes
      6.375% due 10/15/11 ..................................       485       519
                                                                          ------
                                                                           1,518
Internet Software & Services - 0.4%
   Unisys Corp. - Sr. Notes
      6.875% due 03/15/10 ..................................       355       366
Leisure Equipment & Products - 0.2%
   Bombadier Recreational Products - Sr. Sub. Notes 144A (a)
      8.375% due 12/15/13 ..................................       200       198
   K2, Inc. - Sr. Notes 144A (a)
      7.375% due 07/01/14 ..................................        35        36
                                                                          ------
                                                                             234
Machinery - 1.1%
   Case New Holland, Inc. - Sr. Notes 144A (a)
      9.25% due 08/01/11 ...................................       410       433
      9.25% due 08/01/11 ...................................       440       464
   NMHG Holding Co. - Sr. Notes
      10.0% due 05/15/09 ...................................       165       181
                                                                          ------
                                                                           1,078
Media - 9.8%
   American Media Operations, Inc. - Sr. Sub. Notes
      8.875% due 01/15/11 ..................................       285       276
   Canwest Media, Inc. - Sr. Sub. Notes
      10.625% due 05/15/11 .................................       280       314
   Charter Communication Operating LLC - Sr. Notes 144A (a)
      8.0% due 04/30/12 ....................................       430       417
   Charter Communications Operating LLC - Sr. Notes 144A (a)
      8.375% due 04/30/14 ..................................        40        39
   Citizens Communications Co. - Notes
      9.25% due 05/15/11 ...................................        90        94
   Corus Entertainment, Inc. - Sr. Sub. Notes
      8.75% due 03/01/12 ...................................       510       542
   CSC Holdings, Inc. - Sr. Notes
      7.625% due 04/01/11 ..................................     1,410     1,421
   CSC Holdings, Inc. - Sr. Notes 144A (a)
      6.75% due 04/15/12 ...................................       185       179
   Dex Media East LLC - Sr. Notes
      9.875% due 11/15/09 ..................................       170       191
   Dex Media West LLC - Sr. Notes
      8.5% due 08/15/10 ....................................       200       217
   Direct TV Holdings LLC - Sr. Notes
      8.375% due 03/15/13 ..................................       370       410

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Media - Continued
   EchoStar DBS Corp. - Notes
      6.375% due 10/01/11 ..................................     $685     $  675
   EchoStar DBS Corp. - Sr. Notes
      9.125% due 01/15/09 ..................................      179        196
   Houghton Mifflin Co. - Sr. Notes
      8.25% due 02/01/11 ...................................      445        446
   L 3 Communications Corp. - Sr. Sub. Notes
      6.125% due 07/15/13 ..................................      270        261
   Lamar Media Corp. - Sr. Sub. Notes
      7.25% due 01/01/13 ...................................      110        112
   LBI Media, Inc. - Sr. Sub. Notes
      10.125% due 07/15/12 .................................        5          6
   Lodgenet Entertainment Corp. - Sr. Sub. Notes
      9.5% due 06/15/13 ....................................       85         92
   Mediacom Broadband LLC - Sr. Notes
      11.0% due 07/15/13 ...................................      465        493
   Mediacom LLC - Sr. Notes
      9.5% due 01/15/13 ....................................      200        194
   Medianews Group, Inc. - Sr. Sub. Notes 144A (a)
      6.875% due 10/01/13 ..................................      220        208
   Quebecor Media, Inc. - Sr. Notes
      11.125% due 07/15/11 .................................      795        906
   Readers Digest Association, Inc. - Sr. Notes
      6.5% due 03/01/11 ....................................       10         10
   Rogers Cable, Inc. - Sr. Sec. 2nd Priority Notes
      7.875% due 05/01/12 ..................................       35         37
   Rogers Cable, Inc. Sr. Notes
      6.25% due 06/15/13 ...................................      265        252
   Shaw Communications, Inc.
      7.25% due 04/06/11 ...................................       15         16
   Shaw Communications, Inc. - Sr. Notes
      8.25% due 04/11/10 ...................................      260        283
   Sinclair Broadcast Group, Inc. - Sr. Sub. Notes
      8.0% due 03/15/12 ....................................      105        107
      8.75% due 12/15/11 ...................................      135        144
   Videotron Ltee - Sr. Notes
      6.875% due 01/15/14 ..................................      245        238
   Vivendi Universal - Sr. Notes Ser. B
      9.25% due 04/15/10 ...................................      200        236
   Warner Music Group - Sr. Sub. Notes 144A (a)
      7.375% due 04/15/14 ..................................      155        149
                                                                          ------
                                                                           9,161
Metals & Mining - 2.8%
   AK Steel Corp.
      7.875% due 02/15/09 ..................................      245        229
   American Rock Salt Co. LLC - Gtd. Sr. Sec Notes 144A (a)
      9.5% due 03/15/14 ....................................       55         56
   Century Aluminum Co.
      11.75% due 04/15/08 ..................................      320        357
   Compass Minerals Group, Inc. - Sr. Sub. Notes
      10.0% due 08/15/11 ...................................      275        306
   Consol Energy, Inc. - Notes
      7.875% due 03/01/12 ..................................     $200     $  206
   Kennametal, Inc. - Sr. Notes
      7.2% due 06/15/12 ....................................       75         80
   Massey Energy Co. - Sr. Notes
      6.625% due 11/15/10 ..................................      110        110
   Massey Energy Corp. - Notes
      6.95% due 03/01/07 ...................................      190        195
   Peabody Energy Corp. - Sr. Notes
      6.875% due 03/15/13 ..................................      360        365
   Russel Metals, Inc. - Sr. Notes
      6.375% due 03/01/14 ..................................       45         42
   Steel Dynamics, Inc. - Sr. Notes
      9.5% due 03/15/09 ....................................       45         50
      9.5% due 03/15/09 ....................................      155        171
   Timken Co. - Notes
      5.75% due 02/15/10 ...................................      205        205
   United States Steel Corp. - Sr. Notes
      10.75% due 08/01/08 ..................................      244        278
                                                                          ------
                                                                           2,650
Multiline Retail - 0.5%
   J.C. Penney Co., Inc. - Notes
      8.0% due 03/01/10 ....................................      225        251
   J.C. Penney Co., Inc.. - Notes
      7.375% due 08/15/08 ..................................      195        211
   Petro Stopping Centers - Sr. Sec. Notes 144A (a)
      9.0% due 02/15/12 ....................................       45         44
                                                                          ------
                                                                             506
Office Electronics - 1.0%
   Xerox Corp.
      7.2% due 04/01/16 ....................................      190        182
   Xerox Corp. - Sr. Notes
      9.75% due 01/15/09 ...................................      645        735
                                                                          ------
                                                                             917
Oil & Gas - 6.5%
   ANR Pipeline Co. - Sr. Notes
      8.875% due 03/15/10 ..................................      425        463
   Chesapeake Energy Corp.
      7.5% due 09/15/13 ....................................      280        290
   Chesapeake Energy Corp. - Sr. Notes
      7.75% due 01/15/15 ...................................       35         36
      8.125% due 04/01/11 ..................................      545        589
   Dynegy, Inc. - Sr. Sec. Notes 144A (a)
      10.125% due 07/15/13 .................................      270        293
   Encore Acquisition Co. - Sr. Sub. Notes
      8.375% due 06/15/12 ..................................       70         74
   Evergreen Resources, Inc. - Sr. Sub. Notes 144A (a)
      5.875% due 03/15/12 ..................................       55         55
   EXCO Resources, Inc. - Sr. Notes
      7.25% due 01/15/11 ...................................      230        233

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Oil & Gas - Continued
   Forest Oil Corp. - Sr. Notes
      8.0% due 06/15/08 ....................................     $102     $  109
      8.0% due 12/15/11 ....................................      270        289
   Giant Industries, Inc. - Sr. Sub. Notes
      8.0% due 05/15/14 ....................................       90         90
      11.0% due 05/15/12 ...................................      179        200
   Key Energy Services, Inc. - Sr. Notes
      6.375% due 05/01/13 ..................................       50         47
   Magnum Hunter Resources, Inc. - Sr. Notes
      9.6% due 03/15/12 ....................................      500        550
   Newfield Exploration Co. - Sr. Sub. Notes
      8.375% due 08/15/12 ..................................      215        232
   Parker Drilling Co. - Notes
      9.625% due 10/01/13 ..................................      210        219
   Petroleum Geo Services ASA - Sr. Notes
      10.0% due 11/05/10 ...................................      220        227
   Plains Exploration & Production Co. - Sr. Notes 144A (a)
      7.125% due 06/15/14 ..................................       60         61
   Plains Exploration & Production Co. - Sr. Sub. Notes
      8.75% due 07/01/12 ...................................       45         49
   Premcor Refining Group, Inc. - Sr. Notes
      6.75% due 02/01/11 ...................................      290        296
      9.5% due 02/01/13 ....................................      345        395
   Pride International, Inc. - Sr. Notes 144A (a)
      7.375% due 07/15/14 ..................................      270        273
   Tesoro Petroleum Corp. - Sr. Sec. Notes
      8.0% due 04/15/08 ....................................      235        251
   Tesoro Petroleum Corp. - Sr. Sub. Notes
      9.625% due 11/01/08 ..................................       90         98
   Western Oil Sands, Inc. - Sr. Sec. Notes
      8.375% due 05/01/12 ..................................      205        222
   Westport Resources Corp. - Sr. Sub. Notes
      8.25% due 11/01/11 ...................................      295        334
   Whiting Petroleum Corp. - Sr. Sub. Notes 144A (a)
      7.25% due 05/01/12 ...................................      105        105
   XTO Energy, Inc. - Sr. Notes
      6.25% due 04/15/13 ...................................       20         21
                                                                          ------
                                                                           6,101
Paper & Forest Products - 4.8%
   Abitibi-Consolidated, Inc. - Notes
      8.55% due 08/01/10 ...................................      880        922
   Blue Ridge Paper Products, Inc. - Sr. Sec. Notes
      9.5% due 12/15/08 ....................................      225        210
   Boise Cascade Corp. - Sr. Notes
      6.5% due 11/01/10 ....................................      220        224
   Bowater, Inc. - Notes
      6.5% due 06/15/13 ....................................       35         33
   Caraustar Industries, Inc. - Sr. Sub. Notes
      9.875% due 04/01/11 ..................................      230        228
   Georgia Pacific Corp. - Sr. Notes
      8.875% due 02/01/10 ..................................     $590     $  671
      9.375% due 02/01/13 ..................................      780        887
   Jefferson Smurfit Corp. - Sr. Notes
      8.25% due 10/01/12 ...................................      115        119
   Longview Fibre Co. - Sr. Sub. Notes
      10.0% due 01/15/09 ...................................      245        265
   Norske Skog Canada, Ltd. - Sr. Notes 144A (a)
      7.375% due 03/01/14 ..................................      425        415
   Tembec Industries, Inc. - Sr. Notes
      8.5% due 02/01/11 ....................................      495        500
                                                                          ------
                                                                           4,474
Personal Products - 0.5%
   Armkel LLC - Sr. Sub. Notes
      9.5% due 08/15/09 ....................................      230        251
   Playtex Products, Inc. - Sr. Sec. Notes 144A (a)
      8.0% due 03/01/11 ....................................      240        250
                                                                          ------
                                                                             501
Pharmaceuticals - 1.0%
   AmeriSource Bergen Corp. - Sr. Notes
      7.25% due 11/15/12 ...................................      535        548
      8.125% due 09/01/08 ..................................      140        151
   Biovail Corp. - Sr. Sub. Notes
      7.875% due 04/01/10 ..................................      230        228
                                                                          ------
                                                                             927
Real Estate Investment Trust - 1.1%
   FelCor Lodging, Ltd. - Sr. Notes
      8.5% due 06/01/11 ....................................      400        414
   IStar Financial, Inc. - Sr. Notes
      4.875% due 01/15/09 ..................................      335        323
      6.0% due 12/15/10 ....................................       95         94
   Thomburg Mortgage, Inc. - Sr. Notes
      8.0% due 05/15/13 ....................................      200        200
                                                                          ------
                                                                           1,031
Real Estate Operations - 0.4%
   CB Richard Ellis Services, Inc. - Sr. Notes
      9.75% due 05/15/10 ...................................      320        352
Road & Rail - 0.4%
   Kansas City Southern Railway Co.
      9.5% due 10/01/08 ....................................      340        368
   Kansas City Southern Railway Co. - Sr. Notes
      7.5% due 06/15/09 ....................................       25         25
                                                                          ------
                                                                             393
Semiconductor Equipment & Products - 0.8%
   Amkor Technology, Inc.
      9.25% due 02/15/08 ...................................      410        430
   Amkor Technology, Inc. - Sr. Notes
      7.75% due 05/15/13 ...................................      345        326
                                                                          ------
                                                                             756

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Specialty Retail - 1.2%
   Gap, Inc. - Notes
      10.55% due 12/15/08 ..................................   $  185    $   224
   Pantry, Inc. - Sr. Sub. Notes
      7.75% due 02/15/14 ...................................      105        102
   Pathmark Stores, Inc. - Sr. Sub. Notes
      8.75% due 02/01/12 ...................................       60         60
   Rite Aid Corp. - Sr. Sec. Notes
      8.125% due 05/01/10 ..................................      180        190
   Rite Aid Corp. Sr. Notes
      9.5% due 02/15/11 ....................................      440        485
   Suburban Propane Partners - Sr. Notes
      6.875% due 12/15/13 ..................................       30         29
                                                                         -------
                                                                           1,090
Tobacco - 0.2%
   Dimon, Inc. - Sr. Notes
      9.625% due 10/15/11 ..................................      145        147
   Standard Commercial Corp. - Sr. Notes 144A (a)
      8.0% due 04/15/12 ....................................       75         73
                                                                         -------
                                                                             220
Wireless Telecommunications Services - 3.4%
   Nextel Communications, Inc. - Sr. Notes
      6.875% due 10/31/13 ..................................    1,510      1,491
   Rogers Wireless, Inc. - Sr. Sec. Notes
      9.625% due 05/01/11 ..................................      855        960
   Rural Cellular Corp. - Sr. Sec. Notes 144A (a)
      8.25% due 03/15/12 ...................................       95         98
   Triton PCS, Inc. - Sr. Notes
      8.5% due 06/01/13 ....................................      400        381
   Triton PCS, Inc. - Sr. Sub. Notes
      8.75% due 11/15/11 ...................................       55         45
      9.375% due 02/01/11 ..................................      205        176
                                                                         -------
                                                                           3,151
                                                                         -------
                                TOTAL PUBLICLY-TRADED BONDS-
                                              (Cost $89,489)     96.8%    90,299
SHORT-TERM INVESTMENTS - 1.5%
   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $1,410) ........................................    1,410      1,410
                                                                -----    -------
                                          TOTAL INVESTMENTS-
                                              (Cost $90,899)     98.3%    91,709
                        Cash and Receivables, less payables-      1.7%     1,545
                                                                -----    -------
                                                 NET ASSETS-    100.0%   $93,254
                                                                =====    =======

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $11,054 or 11.9% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock High Yield Bond (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

 Average Daily Loan Balance
During the Period for which    Weighted Average
  Loans were Outstanding        Interest Rate      Interest Expense
---------------------------    ----------------    ----------------
            $479                     1.56%                $--

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $275, $513, $2,223, $8,179 and $5,903 which expire in 2007, 2008, 2009,
2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                      Excess Over
First $100 Million   $100 Million
------------------   ------------
       0.80%             0.70%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $18 to the Fund.

     John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the year ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $29,773          $29,545

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $89,864       $5,481         $(113)          $5,368

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and premium amortization and market discount accretion on debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
   Income        Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $17,093          $5,368

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $5,469                 $--                   $184
2002           5,697                  --                     --

                                                          Inception: May 2, 1988
--------------------------------------------------------------------------------
International Equity Index Fund
SSgA Funds Management, Inc.                                  J. Francis/J. Beach
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 3.70%, underperforming its benchmark, the
     MSCI All Country World Ex US Index. Relative to Morningstar peers, the Fund has an above average rating of 4/5 with an average risk profile.

..    On March 25th, the Fund's sub-adviser was changed, with the Fund continuing to seek to track the performance of the MSCI All Country World ex-US Index.

..    The manager employs a passive management strategy by normally investing in each stock in roughly the same proportion as represented in the Index. The manager seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the Index.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
BP Amoco plc                                                                2.1%
HSBC Holdings plc                                                           1.8%
Vodafone AirTouch plc                                                       1.6%
GlaxoSmithKline plc                                                         1.3%
Toyota Motor Corp.                                                          1.3%
Total Fina SA                                                               1.2%
Nestle SA                                                                   1.2%
Royal Dutch Petroleum Co.                                                   1.2%
Novartis AG                                                                 1.2%
Mitsubishi                                                                  1.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                         International     International Equity
                                       Equity Index Fund    Index Benchmark/4/
                                       -----------------   --------------------
YTD/3/                                        3.70%                4.11%
1 Year                                       32.33                34.38
3 Years                                       4.10                 5.14
5 Years                                       0.32                 1.10
10 Years                                      3.72                 5.18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY:/1/

..    Foreign Large Blend

MORNINGSTAR RISK:/1/

..    Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING:/1/

..    *****(VL/VUL)
..    ****(VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVERSIFICATION BY REGION AND COUNTRY/5/
(as of June 30, 2004)

                                                                          % of
                                                                         Assets
                                                                         ------
Europe (excluding U.K.)                                                   42.7%
United Kingdom (U.K.)                                                       21%
Japan                                                                     20.2%
Emerging Markets                                                           7.1%
Pacific Basin (excluding Japan)                                              7%
United States                                                              1.3%
Other                                                                       .2%

DIVERSIFICATION BY REGION/6/
Developed Markets                                                           90%
Emerging Markets                                                            10%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 363 VL/VUL subaccounts and 603 VA subaccounts in the Morningstar Foreign Large Blend category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The International Equity Benchmark represents the MSCI EAFE from May 1988 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and then 90% MSCI EAFE GDP/10% MSCI Emerging Markets Free from July 1999 to October 2003 and now the MSCI All Country World Free excluding U.S. from November 2003 to present.

/5/  Calculations based upon country in which security is traded (listed).

/6/ Calculations based upon country in which security is domiciled.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
International Equity Index Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $43,874 of
   securities loaned (Note B)) .....................................   $220,877
Net unrealized appreciation on investments .........................     20,745
Short-term investments at value ....................................     47,912
                                                                       --------
      Total investments ............................................    289,534
Foreign currency at value (cost $2,271) ............................      2,264
Segregated cash--futures margin ....................................        402
Receivable for:
   Investments sold ................................................         71
   Dividends .......................................................        540
   Foreign dividend tax withholding reclaim ........................         51
   Futures contracts variation margin ..............................        223
   Other receivables ...............................................          4
                                                                       --------
Total assets .......................................................    293,089
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................         44
   Collateral for securities on loan ...............................     46,017
   Foreign dividend tax withholding ................................         30
   Foreign interest tax withholding ................................          3
   Forward foreign currency exchange contracts purchased ...........         24
   Accrued operating expenses ......................................         49
   Accrued Distribution fees--Series I .............................         20
   Accrued Distribution fees--Series II ............................          4
   Other payables ..................................................         90
   Other liabilities ...............................................          5
                                                                       --------
Total liabilities ..................................................     46,286
                                                                       --------
Net assets .........................................................   $246,803
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..     17,454
                                                                       --------
Net asset value per share ..........................................   $  14.14
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $245,620
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ....................    (19,230)
   Undistributed net investment loss ...............................       (375)
   Net unrealized appreciation (depreciation) of:
      Investments ..................................................     20,745
      Futures ......................................................         74
      Translation of assets and liabilities in foreign currencies ..        (31)
                                                                       --------
Net assets .........................................................   $246,803
                                                                       ========
Other Information:
Net Assets:
   NAV Series ......................................................   $167,073
   Series I ........................................................   $ 58,340
   Series II .......................................................   $ 21,390
Shares outstanding, $0.01 par value per share:
   NAV Series ......................................................     11,814
   Series I ........................................................      4,126
   Series II .......................................................      1,514
Net asset value per share:
   NAV Series ......................................................   $  14.14
   Series I ........................................................   $  14.14
   Series II .......................................................   $  14.13

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
International Equity Index Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .....................................................   $     36
      Dividends (net of foreign withholding tax of $337) ...........      2,641
      Securities lending ...........................................         76
                                                                       --------
Total investment income ............................................      2,753
                                                                       --------
EXPENSES
      Investment advisory fee ......................................        147
      Distribution fee for Series I (Note C) .......................         20
      Distribution fee for Series II (Note C) ......................          4
      Auditors fees ................................................         10
      Custodian fees ...............................................         40
      Legal fees ...................................................         10
      Printing & mailing fees ......................................         63
      Trustees' fees ...............................................          2
      Other fees ...................................................          5
                                                                       --------
Total expenses .....................................................        301
      Less expenses reimbursed .....................................        (16)
                                                                       --------
Net expenses .......................................................        285
                                                                       --------
Net investment income ..............................................      2,468
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ..................................................      3,870
      Financial futures contracts ..................................         14
      Foreign currency transactions ................................        (85)
      Realized Thai tax ............................................        (33)
   Change in unrealized appreciation (depreciation) on:
      Investments ..................................................      7,743
      Futures ......................................................         (5)
      Translation of assets and liabilities in foreign currencies ..        (90)
                                                                       --------
Net realized and unrealized gain ...................................     11,414
                                                                       --------
Net increase in net assets resulting from operations ...............   $ 13,882
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
International Equity Index Fund
(000's Omitted)

                                                                     Unaudited
                                                                     Six-Month      Year Ended
                                                                    Period Ended   December 31,
                                                                   June 30, 2004       2003
                                                                   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .......................................         2,468       $  2,614
   Net realized gain (loss) ....................................         3,766         (6,337)
   Change in net unrealized appreciation (depreciation) ........         7,648         51,040
                                                                      --------       --------
      Net increase in net assets resulting from operations .....        13,882         47,317
Distributions to shareholders from:
   Net investment income .......................................        (2,422)        (3,183)
   Net realized gains ..........................................                         (981)
                                                                      --------       --------
      Decrease in net assets resulting from distributions ......        (2,422)        (4,164)
From fund share transactions:
   Proceeds from shares sold ...................................        49,118         97,542
   Issued in reorganization ....................................        45,097
   Unrealized appreciation/(depreciation) from merger ..........        (5,399)
   Distributions reinvested ....................................         2,422          4,164
   Payment for shares redeemed .................................       (14,931)       (84,740)
                                                                      --------       --------
      Increase in net assets from fund share transactions ......        76,307         16,966
                                                                      --------       --------
NET INCREASE IN NET ASSETS .....................................        87,767         60,119
NET ASSETS
   Beginning of Period .........................................       159,036         98,917
                                                                      --------       --------
   End of Period (including undistributed net investment loss
      of $(375) and $(421), respectively) ......................      $246,803       $159,036
                                                                      ========       ========
Analysis of fund share transactions:
   Sold ........................................................         3,623          9,143
   Issued in reorganization ....................................         3,212
   Reinvested ..................................................           172            358
   Redeemed ....................................................        (1,061)        (7,833)
                                                                      --------       --------
Net increase in fund shares outstanding ........................         5,946          1,668
                                                                      ========       ========

Other Information:

                                                             Unaudited      Unaudited     Unaudited
                                                             Six Month     Period from   Period from
                                                           Period Ended     May 3, to     May 3, to
                                                             June 30,        June 30,      June 30,
Fund share transactions                                        2004           2004           2004
                                                           ------------   ------------   -----------
                                                            NAV Series      Series I      Series II
                                                           ------------   ------------   -----------
Dollars
   Sold ................................................     $ 15,838        $32,262      $ 1,018
   Issued in reorganization ............................                      24,566       20,531
   Unrealized appreciation/(depreciation) from merger ..                         621       (6,020)
   Reinvested ..........................................        2,200            187           35
   Redeemed ............................................      (13,596)          (992)        (343)
                                                             --------        -------      -------
   Net increase ........................................     $  4,442        $56,644      $15,221
                                                             ========        =======      =======
Shares
   Sold ................................................        1,116          2,435           72
   Issued in reorganization ............................                       1,749        1,463
   Reinvested ..........................................          156             13            3
   Redeemed ............................................         (966)           (71)         (24)
                                                             --------        -------      -------
   Net increase ........................................          306          4,126        1,514
                                                             ========        =======      =======
Distributions
   Net investment income ...............................     $  2,200        $   187      $    35

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                           International Equity Index--NAV Series
                                                           ------------------------------------------------------------------
                                                             Unaudited
                                                           Period Ended                  Year Ended December 31,
                                                              June 30,      -------------------------------------------------
                                                              2004(f)         2003          2002         2001          2000
                                                           ------------     --------      -------      --------      --------
Net Assets Value at Beginning of Period ................   $  13.82         $  10.05      $ 12.07      $  15.39      $  19.64
Income from Investment Operations:
   Net Investment Income ...............................       0.20             0.24         0.21          0.22          0.23
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ....................................       0.31             3.91        (2.02)        (3.32)        (3.64)
                                                           --------         --------      -------      --------      --------
   Total From Investment Operations ....................       0.51             4.15        (1.81)        (3.10)        (3.41)
Less Distributions:
   Distribution from Net Investment Income .............      (0.19)           (0.29)       (0.21)        (0.17)        (0.18)
   Distribution from Net Realized Gains on
      Investments ......................................                       (0.09)                                   (0.59)
   Distribution from Excess of Net Investment
      Income/ Gains ....................................
   Distribution from Capital Paid-in ...................                                                  (0.05)        (0.07)
                                                           --------         --------      -------      --------      --------
   Total Distributions .................................      (0.19)           (0.38)       (0.21)        (0.22)        (0.84)
                                                           --------         --------      -------      --------      --------
Net Assets Value at End of Period ......................   $  14.14         $  13.82      $ 10.05      $  12.07      $  15.39
                                                           ========         ========      =======      ========      ========
Total Investment Return(b) .............................       3.70%(d)        41.99%      (15.18)%      (20.30)%      (17.42)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ....       0.29%(c)(e)      0.27%(c)     0.28%(c)      0.27%(c)      0.28%(c)
   Ratio of Net Investment Income (Loss) to Average
      Net Assets .......................................       2.84%(e)         2.13%        1.85%         1.66%         1.40%
   Portfolio Turnover Rate .............................      21.42%(d)        37.90%       17.55%         8.31%        14.86%
Net Assets End of Period (000s Omitted) ................   $167,073         $159,036      $98,917      $122,020      $195,012

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .31% for the period ending June 30, 2004, and .42%, .46%, .40%, and .37%, for the years ended December 31,
     2003, 2002, 2001, and 2000, respectively.

(d)  Not annualized.

(e)  Annualized.

(f) The fund entered into a new sub-advisory agreement with SSgA Funds Management, Inc. during the period shown.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                    International        International
                                                                    Equity Index--       Equity Index--
                                                                      Series I             Series II
                                                                  ------------------   ------------------
                                                                     Period from          Period from
                                                                  May 3, to June 30,   May 3, to June 30,
                                                                       2004(c)              2004(c)
                                                                  ------------------   ------------------
Net Assets Value at Beginning of Period .......................       $ 13.89               $ 13.89
Income from Investment Operations:
   Net Investment Income ......................................          0.05                  0.05
   Net Realized and Unrealized Gain (Loss) on Investment(a) ...          0.26                  0.26
                                                                      -------               -------
   Total From Investment Operations ...........................          0.31                  0.31
Less Distributions:
   Distribution from Net Investment Income ....................         (0.06)                (0.07)
                                                                      -------               -------
   Total Distributions ........................................         (0.06)                (0.07)
                                                                      -------               -------
Net Assets Value at End of Period .............................       $ 14.14               $ 14.13
                                                                      =======               =======
Total Investment Return(b) ....................................          2.26%(d)              2.22%(d)
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ...........          0.74%(e)              0.97%(e)
   Ratio of Net Investment Income (Loss) to
   Average Net Assets .........................................          2.55%(e)              0.94%(e)
   Portfolio Turnover Rate ....................................         21.42%(d)             21.42%(d)
Net Assets End of Period (000s Omitted) .......................       $58,340               $21,390


(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Commencement of investment operations.

(d)  Not annualized.

(e)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK

Argentina - 0.0%
   Telecom Argentina Stet-France Telecom SA - ADR (J1) ......    2,196    $   20
Australia - 3.7%
   Alumina, Ltd. (BF) .......................................   29,205       107
   Amcor, Ltd. (BE) .........................................   22,366       108
   AMP, Ltd. (JR) ...........................................   47,637       210
   Ansell, Ltd. (JL) ........................................    4,303        23
   Aristocrat Leisure Limited (BZ) ..........................    7,900        27
   Australia & New Zealand Banking Group, Ltd. * (JP) .......   46,741       594
   Australian Gas & Light Co., Ltd. (J4) ....................   11,777        99
   Australian Stock Exchange, Ltd. (JQ) .....................    2,627        28
   BHP Steel * (BF) .........................................   19,407        91
   Boral, Ltd. * (BD) .......................................   14,676        66
   Brambles Industries, Ltd. * (BO) .........................   25,025       104
   Broken Hill Proprietary Co., Ltd. * (BF) .................   97,223       847
   Centro Properties Group Development (JS) .................   16,287        45
   CFS Gandel Retail Trust (JS) .............................   33,022        32
   Coca Cola Amatil * (JG) ..................................   11,720        57
   Cochlear, Ltd. (JL) ......................................    1,405        22
   Coles Myer, Ltd. * (JF) ..................................   28,246       169
   Commonwealth Bank of Australia (JP) ......................   32,654       740
   Commonwealth Property Office (JS) ........................   32,475        26
   Computershare, Ltd. (BO) .................................   11,036        24
   CSL, Ltd. * (JO) .........................................    4,901        76
   CSR, Ltd. (BD) ...........................................   24,041        37
   Deutsche Office Trust (JS) ...............................   29,430        24
   Foster's Brewing Group, Ltd. * (JG) ......................   51,854       170
   Futuris Corp., Ltd. (JH) .................................   14,218        16
   General Property Trust (JS) ..............................   54,363       132
   Harvey Norman Holdings, Ltd. (JD) ........................   13,516        27
   Iluka Resources, Ltd. (BF) ...............................    5,843        18
   ING Industrial Fund (JS) .................................   16,218        20
   Insurance Australia Group (JR) ...........................   45,748       159
   Investa Property Group (JS) ..............................   35,871        49
   Jame Hardie Industries NV (BD) ...........................   11,821        49
   John Fairfax Holdings Ltd. (JA) ..........................   22,918        59
   Leighton Holdings, Ltd. (BJ) .............................    3,516        22
   Lend Lease Corp. (JS) ....................................    9,607        69
   Lion Nathan, Ltd. (JG) ...................................    7,524        35
   Macquarie Goodman Industrial Trust (JS) ..................   39,783        46
   Macquarie Infrastructure Group (BT) ......................   49,784       114
   Macquariebank, Ltd. (JP) .................................    5,815       137
   Mayne Group, Ltd. (BP) ...................................   18,642        44
   Mirvac Group (JS) ........................................   17,628        53
   National Australia Bank, Ltd. (JP) .......................   39,010       809
   National Mutual Holdings, Ltd. * (JR) ....................   17,701        41
   Newcrest Mining, Ltd. (BF) ...............................    8,453        81
   News Corp., Ltd. (JA) ....................................   35,273       311
   Onesteel. Ltd. (BF) ......................................   14,186        25
   Orica, Ltd. (BC) .........................................    7,135    $   75
   Origin Energy (BB) .......................................   17,049        67
   Pacific Brands Holding Pty., Ltd. * (BY) .................   12,597        23
   Paperlinx (BG) ...........................................   11,377        38
   Patrick Corp., Ltd. (BT) .................................   13,061        49
   Perpetual Trustees Australia. Ltd. (JQ) ..................      963        31
   Publishing & Broadcasting, Ltd. (JA) .....................    3,397        30
   QBE Insurance Group, Ltd. * (JR) .........................   17,319       154
   Rinker Group (BD) ........................................   24,288       136
   Rio Tinto, Ltd. (BF) .....................................    8,039       201
   Santos, Ltd. * (BB) ......................................   14,960        72
   Sonic Healthcare, Ltd. (JM) ..............................    6,200        39
   Southcorp, Ltd. (JG) .....................................   16,353        36
   Stockland (JS) ...........................................   32,694       118
   Suncorp-Metway, Ltd. (JP) ................................   14,513       143
   TAB (BZ) .................................................   11,576        40
   Tabcorp Holdings, Ltd. (BZ) ..............................   10,658       106
   Telstra Corp., Ltd. * (J1) ...............................   55,414       194
   Toll Holdings, Ltd. (BP) .................................    5,855        44
   Transurban Group (BT) ....................................   12,511        42
   Wesfarmers (BL) ..........................................    9,716       199
   Westfield Holdings, Ltd. (JS) ............................   10,964       117
   Westfield Trust (JS) .....................................   58,827       180
   Westpac Banking Corp., Ltd. (JP) .........................   46,619       570
   WMC Resources, Ltd. * (BF) ...............................   29,135       100
   Woodside Petroleum, Ltd. (BB) ............................   12,694       147
   Woolworth's, Ltd. * (JF) .................................   26,261       208
                                                                          ------
                                                                           9,201
Austria - 0.2%
   Bank Austria Credit * (JP) ...............................      987        58
   Bohler-Uddeholm AG (BF) ..................................      200        17
   Erste Bank * (JP) ........................................      802       126
   Flughafen Wien AG (BT) ...................................      298        17
   Immofinanz Immobilien * (JS) .............................    5,578        45
   Mayr-Melnhof Karton AG (BE) ..............................      107        14
   Oesterreichische Elektrizitaetswirtschafts AG (J3) .......      133        23
   OMV AG (BB) ..............................................      361        70
   RHI AG (BD) ..............................................      481        11
   Telecom Austria * (J1) ...................................    7,404       113
   VA Technologie AG (BM) ...................................      253        14
   Voest Alpine AG (BF) .....................................      601        30
   Wienerberger Baustoffindustrie AG (BI) ...................    1,342        47
                                                                          ------
                                                                             585
Belgium - 1.0%
   Agfa Gevaert NV (BX) .....................................    2,456        61
   Barco NV (JY) ............................................      324        29
   Bekaert NV (BK) ..........................................      397        23
   Belgacom SA (J1) .........................................    4,215       129
   Cofinimmo SA (JS) ........................................      131        18

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                        Name of Issuer                         Shares     Value
                        --------------                       ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Belgium - Continued
  Colruyt NV (JF) ........................................         461    $   57
  Compagnie Maritime Belge SA (BR) .......................          93        11
  D' Ieteren SA (JB) .....................................          77        16
  Delhaize SA (JF) .......................................       1,975       101
  DEXIA * (JP) ...........................................      17,540       292
  Electrabel SA (J3) .....................................         743       239
  Fortis * (JQ) ..........................................      31,682       702
  GPE Bruxelles LAM (JQ) .................................       1,875       120
  Interbew (JG) ..........................................       4,077       130
  KBC Bancassurance Holding NV (JP) ......................       2,888       166
  Mobistar SA * (J1) .....................................         770        48
  NV Union Miniere SA (BF) ...............................         604        38
  Omega Pharma SA (JL) ...................................         569        29
  Solvay SA (BC) .........................................       1,712       140
  UCB SA * (JO) ..........................................       2,367       110
                                                                          ------
                                                                           2,459
Brazil - 0.1%
  Aracruz Celulose SA - ADR * (BG) .......................         897        29
  Centrais Electricas Brasileiras SA ADR - ADR (J3) ......       3,676        19
  Compahnia Vale Do Rio Doce * (BF) ......................         900        42
  Petrol Brasilieros (BB) ................................       1,700        47
  Souza Cruz (JI) ........................................       2,100        20
  Tele Norte Leste Participacoes SA * (J1) ...............   1,500,000        16
  Usinas Siderurgicas de Minas Gerais SA - ADR * (BF) ....       1,669        17
                                                                          ------
                                                                             190

Canada - 5.1%
  Aber Diamond Corp. * (BF) ..............................       1,300        38
  Abitibi Consolidated, Inc. * (BG) ......................      10,200        70
  Agnico-Eagle Mines, Ltd. (BF) ..........................       2,200        29
  Agrium, Inc. (BC) ......................................       3,300        48
  Alcan Aluminum, Ltd. (BF) ..............................       9,500       391
  Aliant, Inc. (J1) ......................................       1,100        23
  Angiotech Pharmaceuticals, Inc. (JO) ...................       2,100        43
  ATI Technologies, Inc. (JX) ............................       6,200       116
  Ballard Power Systems, Inc. (BK) .......................       2,000        18
  Bank Nova Scotia Halifax * (JP) ........................      26,000       695
  Bank of Montreal (JP) ..................................      12,900       514
  Barrick Gold Corp. (BF) ................................      13,100       260
  BCE, Inc. (J1) .........................................       7,800       155
  Biovail Corp. * (JO) ...................................       3,500        66
  Bombardier, Inc. - Cl. B * (BH) ........................      36,200       109
  Brascan Corp. - Cl. A (BL) .............................       6,000       167
  Brookfield Properties Corp. * (JS) .....................       2,300        66
  CAE, Inc. (BH) .........................................       6,300        28
  Cameco Corp. (BF) ......................................       1,500        87
  Canadian Imperial Bank of Commerce (JP) ................       9,400       457
  Canadian National Railway Co. (BS) .....................       7,300       315
  Canadian Natural Resources, Ltd. (BB) ..................       6,600       197
  Canadian Pacific Railway (BS) ..........................       4,100    $  100
  Canadian Tire, Ltd. - Cl. A * (JD) .....................       2,000        73
  Celestica, Inc. * (JY) .................................       5,100       102
  CGI Group, Inc. - Cl. A (JU) ...........................       7,400        50
  CI Fund Management, Inc. (JQ) ..........................       4,200        50
  Cognos, Inc. * (JV) ....................................       2,100        75
  Cott Corp. * (JG) ......................................       1,300        42
  CP Ships, Ltd. Common (BR) .............................       2,300        41
  Dofasco, Inc. (BF) .....................................       2,000        59
  Domtar, Inc. (BG) ......................................       5,000        64
  Enbridge, Inc. (J4) ....................................       4,200       153
  Encana Corp. (BB) ......................................      11,800       507
  Fairfax Financial Holdings, Ltd. (JR) ..................         300        51
  Fairmont Hotels Resorts, Inc. (BZ) .....................       2,000        54
  Falconbridge, Ltd. (BF) ................................       2,100        51
  Finning International, Inc. (BM) .......................       2,000        50
  Four Seasons Hotels, Inc. (BZ) .........................         600        36
  Glamis Gold, Ltd. (BF) .................................       3,300        58
  Goldcorp, Inc. (BF) ....................................       4,900        57
  Great West Lifeco, Inc. (JR) ...........................       3,400       122
  Hudson's Bay Co. (JD) ..................................       1,800        19
  Husky Energy, Inc. (BB) ................................       3,300        63
  IGM Financial, Inc. (JQ) ...............................       3,100        76
  Imperial Oil, Ltd. (BB) ................................       3,300       154
  Inco, Ltd. * (BF) ......................................       4,800       165
  Intrawest Corp. (BZ) ...................................       1,200        19
  Kinross Gold Corp. * (BF) ..............................       7,600        42
  Loblaw Co., Ltd. (JF) ..................................       2,800       128
  Magna International, Inc. (BU) .........................       2,500       212
  Manulife Financial Corp. (JR) ..........................      20,700       835
  Masonite International Corp. * (BI) ....................       1,400        36
  MDS, Inc. * (JM) .......................................       3,600        55
  Meridian Gold, Inc. (BF) ...............................       2,600        33
  Methanex Corp. * (BC) ..................................       3,100        41
  MI Developments, Inc. - Cl. A (JS) .....................       1,200        33
  Molson Cos., Ltd. (JG) .................................       2,700        68
  National Bank of Canada (JP) ...........................       4,500       144
  Nexen, Inc. (BB) .......................................       3,200       124
  Noranda, Inc. (BF) .....................................       4,400        75
  Nortel Networks Corp. (JW) .............................     107,100       534
  NOVA Chemicals Corp. (BC) ..............................       2,200        63
  ONEX Corp. (JY) ........................................       3,200        41
  Open Text Corp. * (JT) .................................       1,000        32
  Penn West Petroleum, Ltd. (BB) .........................       1,300        60
  Petro Canada (BB) ......................................       5,800       249
  Placer Dome, Inc. (BF) .................................      10,600       177
  Potash Corp. of Saskatchewan, Inc. * (BC) ..............       1,400       134
  Power Corp. Canada (JQ) ................................       4,100       162
  Power Financial Corp. (JQ) .............................       3,100       127
  Precision Drilling Corp. (BA) ..........................       1,400        67
  QLT, Inc. (JN) .........................................       1,800        36
  Quebecor World, Ltd. (JA) ..............................       2,200        48
  Rogers Comunications, Inc. - Cl. B (J1) ................       4,300        77

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Canada - Continued
   Royal Bank of Canada (JP) ...............................    16,900   $   745
   Shaw Communications, Inc. (JA) ..........................     5,100        85
   Shell Canada, Ltd. (BB) .................................     1,800        87
   Shoppers Drug Mart Corp. * (JF) .........................     4,900       122
   SNC-Lavalin Group, Inc. (BJ) ............................     1,300        48
   Sun Life Financial, Inc. * (JR) .........................    15,400       441
   Suncor Energy, Inc. (BB) ................................    11,600       294
   Talisman Energy, Inc. (BB) ..............................     9,900       215
   Teck Cominco, Ltd. - Cl. B (BF) .........................     4,700        84
   Telus Corp. (J1) ........................................     3,300        50
   Thomson Corp. (JA) ......................................     5,900       196
   Transalta Corp. (J5) ....................................     4,900        61
   TransCanada Corp. (J4) ..................................    12,400       244
   TSX Group, Inc. (FB) ....................................       900        32
   Weston George, Ltd. (JF) ................................     1,300        90
                                                                         -------
                                                                          12,610
Chile - 0.0%
   Sociedad Quimica y Minera de Chile SA - ADR (BC) ........       736        30
Czech Republic - 0.1%
   Ceske Energeticke Zavody AS (J3) ........................     3,996        28
   Komercni Banka AS * (JP) ................................       293        33
   Philip Morris Credit AS (JI) ............................        18        11
   SPT Telecom AS * (J1) ...................................     3,106        38
                                                                         -------
                                                                             110
Denmark - 0.7%
   A P Moller-Maersk AS - Cl. B (BR) .......................        29       200
   Bang & Olufsen AS - Ser. B (BW) .........................       300        17
   Carlsberg AS (JG) .......................................       900        48
   Coloplast (JL) ..........................................       350        33
   Danisco AS (JH) .........................................     1,450        75
   Danske Bank (JP) ........................................    12,600       299
   DSV (BS) ................................................       575        27
   FLS Industries AS - Cl. B (BJ) ..........................       600         8
   GN Store Nord (JW) ......................................     6,000        53
   Group 4 Falck (BO) ......................................     1,973        51
   H. Lundbeck AS * (JO) ...................................     1,900        41
   ISS AS (BO) .............................................     1,150        57
   Kobenhauns Lufthavne AS (BT) ............................       175        26
   NKT Holdings AS (BK) ....................................       400         8
   Novo Nordisk AS (JO) ....................................     7,000       361
   Novozymes AS - Ser. B (BC) ..............................     1,500        68
   Ostasiatiske Kompagni (JH) ..............................       500        23
   Tele Danmark AS (J1) ....................................     3,500       114
   Topdanmark AS * (JR) ....................................       625        37
   Vestas Wind Systems AS (BK) .............................     4,633        68
   William Demant Holdings AS (JL) .........................       700        26
                                                                         -------
                                                                           1,640
Finland - 1.2%
   Amer Group, Ltd. (BX) ...................................       600        31
   ELISA Corp. - Ser. A (J1) ...............................     3,660        49
   Fortum Oyj (BB) .........................................     9,200   $   118
   KCI Konecranes Oyj (BM) .................................       350        13
   Kesko Oyj (JF) ..........................................     1,600        32
   Kone Oyj - Ser. B (BM) ..................................       938        57
   Metso OYJ * (BM) ........................................     2,700        34
   Nokia Oyj * (JW) ........................................   128,600     1,858
   Nokian Renkaat (BU) .....................................       275        27
   Orion - Ser. B (JO) .....................................     1,000        26
   Outokumpu Oyj (BF) ......................................     2,400        38
   Pohoja Group plc - Ser. D (JR) ..........................     1,519        16
   Rautaruukki Oyj (BF) ....................................     2,300        19
   Sampo Insurance Co. plc (JR) ............................     7,400        72
   Stora Enso Oyj * (BG) ...................................    16,500       224
   Tietoenator Oyj (JU) ....................................     2,220        67
   UPM-Kymmene Corp. * (BG) ................................    14,000       267
   Uponor Oyj (BI) .........................................       800        26
   Wartsila (BM) ...........................................     1,000        22
                                                                         -------
                                                                           2,996
France - 7.9%
   Accor SA (BZ) ...........................................     5,173       219
   Air Liquide * (BC) ......................................     2,880       477
   Air Liquide SA * (JL) ...................................       638        88
   Alcatel * (JW) ..........................................    31,994       494
   Alstom (BK) .............................................    25,536        29
   Areclor (BF) ............................................    10,477       176
   Atos Origin SA * (JU) ...................................     1,193        77
   Autoroutes du Sud de la France (BT) .....................     1,791        71
   Aventis SA * (JO) .......................................    18,265     1,380
   AXA * (JR) ..............................................    34,954       771
   BNP Paribas * (JP) ......................................    21,462     1,321
   Bouygues SA * (J2) ......................................     5,236       175
   Business Objects (JV) ...................................     1,738        39
   Caisse National Credit Agricole (JP) ....................    17,378       423
   Cap Gemini SA * (JU) ....................................     3,361       135
   Carrefour SA * (JF) .....................................    15,146       736
   Casino Guichard-Perrachon SA (JF) .......................       940        85
   CIE De St. Gobain * (BI) ................................     8,044       401
   CNP Assurances (JR) .....................................       889        52
   Dassault Systemes SA * (JV) .............................     1,491        69
   EADS, Inc. (BH) .........................................     6,391       178
   Essilor International (JL) ..............................     2,615       171
   Euronext NV (JQ) ........................................     2,421        68
   France Telecom * (J1) ...................................    29,239       763
   Gecina (JS) .............................................       680        53
   Groupe Air France * (BQ) ................................     3,199        55
   Groupe Danone * (JH) ....................................     6,306       551
   Hermes International * (BY) .............................       243        49
   Imerys (BI) .............................................       854        50
   Klepierre (JS) ..........................................       583        40
   L'Oreal SA * (JK) .......................................     7,973       638
   Lafarge SA * (BD) .......................................     4,384       391
   LaFarge SA (BI) .........................................       494        55
   Lagardere SCA (JA) ......................................     3,422       214

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK - Continued

France - Continued
   LVMH * (Louis Vuitton Moet Hennessy) (BY) ................    6,420   $   465
   Michelin (BU) ............................................    3,750       208
   Pernod Ricard (JG) .......................................    1,437       184
   Peugoet SA (BV) ..........................................    4,460       249
   Pinault-Printemps-Redoute SA * (JD) ......................    1,842       189
   Publicis Groupe SA * (JA) ................................    2,928        87
   Renault (BV) .............................................    4,854       370
   Sagem SA (JW) ............................................      475        53
   Sanofi-Synthelabo SA * (JO) ..............................    9,603       609
   Schneider SA * (BK) ......................................    5,469       374
   Societe BIC SA (BO) ......................................      857        38
   Societe Generale - Cl. A * (JP) ..........................    8,677       738
   Societe Television Francaise (JA) ........................    3,079        97
   Sodexho Alliance SA * (BZ) ...............................    2,478        65
   STMicroelectronics * (J0) ................................   15,349       337
   SUEZ (J5) ................................................   21,058       439
   Technip SA (BA) ..........................................      491        67
   Thomson CFS (BH) .........................................    2,004        73
   Thomson Multimedia * (BW) ................................    6,171       122
   Total Fina SA - Cl. B * (BB) .............................   15,399     2,939
   Unibail SA (JS) ..........................................    1,154       119
   Valeo SA (BU) ............................................    1,913        80
   Veolia Environment * (J5) ................................    7,432       210
   Vinci SA * (BJ) ..........................................    1,881       190
   Vivendi Universal SA * (JA) ..............................   26,678       741
   Zodiac SA (BH) ...........................................    1,036        35
                                                                         -------
                                                                          19,572
Germany - 5.4%
   Adidas-Salomon AG (BY) ...................................    1,193       143
   Allianz AG * (JR) ........................................    7,991       867
   Altana AG (JO) ...........................................    1,809       109
   BASF AG (BC) .............................................   13,732       736
   Bayer AG * (BC) ..........................................   17,003       491
   Bayerische Vereinsbank AG * (JP) .........................   15,156       270
   Beiersdorf AG (JK) .......................................      444        52
   Celesio AG * (JM) ........................................      778        47
   Commerzbank AG (JP) ......................................   13,118       231
   Continental AG (BU) ......................................    3,570       172
   DaimlerChrysler AG * (BV) ................................   22,341     1,045
   Depfa Bank plc (JP) ......................................    9,088       132
   Deutsche Bank AG * (JP) ..................................   13,628     1,072
   Deutsche Boerse AG (JQ) ..................................    2,722       138
   Deutsche Post AG (BP) ....................................   11,499       249
   Deutsche Telekom AG * (J1) ...............................   65,376     1,150
   Douglas Holding AG (JE) ..................................      880        25
   E.On AG (J3) .............................................   16,180     1,169
   Epcos AG * (JY) ..........................................    1,239        26
   Fresenius Medical Care AG (JM) ...........................      909        67
   Heidelberg Zement (BD) ...................................    1,566        78
   Hypo Real Estate (JQ) ....................................    3,364        99
   Infineon Technologies AG * (J0) ..........................   16,985       228
   Karstadt AG (JD) .........................................    1,005        22
   Linde AG (BM) ............................................    2,225   $   123
   Lufthansa AG (BQ) ........................................    5,765        78
   MAN AG (BM) ..............................................    2,723        99
   Marschollek Lauten (JR) ..................................    1,569        23
   Merck KGAA (JO) ..........................................    1,229        74
   Metro AG (JD) ............................................    3,770       179
   Muenchener Rueckversicherungs- Gesellschaft AG * (JR) ....    4,508       489
   Puma AG (BY) .............................................      439       112
   Qiagen NV (JL) ...........................................    2,971        35
   RWE AG (J5) ..............................................   10,193       480
   SAP AG * (JV) ............................................    5,272       875
   Schering AG * (JO) .......................................    4,593       271
   Siemens AG * (BK) ........................................   20,836     1,500
   Suedzucker AG (JH) .......................................    1,350        27
   Thyssen Krupp AG * (BF) ..................................    7,996       136
   Tui AG (BZ) ..............................................    3,297        63
   Volkswagen AG (BV) .......................................    5,838       247
                                                                         -------
                                                                          13,429
Greece - 0.3%
   Alpha Credit Bank (JP) ...................................    4,566       116
   Bank of Piraeus (JP) .....................................    3,850        45
   Commercial Bank of Greece (JP) ...........................    1,180        31
   Cosmote Mobile Telephone (J2) ............................    2,658        41
   Duty Free Shops (JD) .....................................      340         6
   EFG Eurobank (JP) ........................................    4,330        94
   Folli-Folie (BY) .........................................      270         9
   Germanos SA (JE) .........................................      556        16
   Hellenic Bottling Co. SA (JH) ............................    1,900        44
   Hellenic Petroleum SA (BB) ...............................    2,460        21
   Hellenic Technodomiki Tev SA (BJ) ........................    1,170         5
   Hellenic Telecommunication Organization SA * (J1) ........    5,770        75
   Hyatt Regency Hotel (BZ) .................................      975        10
   Intracom SA (JW) .........................................    1,970         9
   National Bank of Greece SA (JP) ..........................    5,687       123
   OPAP SA (BZ) .............................................    3,653        69
   Public Power Corp. (J3) ..................................    2,392        57
   Technical Olympic SA (BJ) ................................    1,330         6
   Titan Cement Co. (BI) ....................................    1,320        31
   Viohalco (BF) ............................................    2,530        18
                                                                         -------
                                                                             826
Hong Kong - 2.1%
   Aluminum Corp. of China, Ltd. * (BF) .....................   76,000        41
   Angang Steel (BF) ........................................   28,000        10
   Anhui Conch Cement Co., Ltd. (BD) ........................   12,000        13
   ASM Pacific Technology, Ltd. (J0) ........................    4,500        17
   Avichina Industry * (BV) .................................   48,000         6
   Bank of East Asia, Ltd. (JP) .............................   31,400        90
   Beijing Capital International (BT) .......................   32,000        10
   Beijing Datang Power Generation Co., Ltd. (J3) ...........   44,990        35

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Hong Kong - Continued
   Beijing Enterprise (BL) .................................     8,000    $   10
   BOC Hong Kong Holdings, Ltd. (JP) .......................    88,500       151
   Brilliance China Automotive Holdings, Ltd. (BV) .........    68,000        20
   BYD Co., Ltd. * (BL) ....................................     4,500        13
   Cathay Pacific Airways (BQ) .............................    24,000        45
   Cheung Kong Holdings, Ltd. * (JS) .......................    36,000       265
   Cheung Kong Infrastructure Holdings, Ltd. (BD) ..........    12,000        29
   China East Airline * (BQ) ...............................    50,000        10
   China Everbright, Ltd. (JQ) .............................    12,000         5
   China Life Insurance Co., Ltd. * (JR) ...................   208,000       124
   China Merchants Holdings International Co., Ltd. *
      (BL) .................................................    34,000        46
   China Overseas and Land Invest (JS) .....................    98,000        17
   China Petroleum (BB) ....................................   416,000       152
   China Pharma Group * (JO) ...............................    22,000         6
   China Resources Enterprise, Ltd. * (JB) .................    26,000        31
   China Shipping Development * (BR) .......................    40,620        24
   China Southern Airlines Co. Ltd * (BQ) ..................    36,300        14
   China Telecom Corp. * (J1) ..............................   408,000       143
   China Telecom, Ltd. * (J2) ..............................   152,699       462
   China Travel International (BZ) .........................    60,000        10
   Citic Pacific, Ltd. * (BL) ..............................    34,000        83
   CLP Holdings, Ltd. (J3) .................................    42,900       235
   CNOOC, Ltd. (BB) ........................................   382,000       162
   Cofco International, Ltd. (JH) ..........................    18,000         9
   Cosco Pacific, Ltd. (BR) ................................    34,000        47
   Denway Motors, Ltd. * (BV) ..............................   130,000        47
   Esprit Holdings, Ltd. (JE) ..............................    17,000        76
   Fujian Zijin Minin (BF) .................................    26,000         9
   Giordano International Ltd. (JE) ........................    38,000        24
   Guangshen Railway Co., Ltd. * (BS) ......................    28,990         8
   Guangzhou Investment Co., Ltd. (BL) .....................    96,000         8
   Hang Lung Properties (JS) ...............................    28,000        36
   Hang Seng Bank, Ltd. * (JP) .............................    18,300       235
   Henderson Land Development Co., Ltd. * (JS) .............    18,000        78
   Hong Kong & China Gas Co., Ltd. (J4) ....................    87,490       143
   Hong Kong Electric Holding, Ltd. (J3) ...................    33,000       137
   Hong Kong Exchange & Clearing, Ltd. (JQ) ................    26,000        53
   Hopewell Holdings, Ltd. (BL) ............................    14,000        28
   Huadian Power International Corp. * (J3) ................    44,000        15
   Huaneng Power International * (J3) ......................    94,000        84
   Hutchison Whampoa, Ltd. * (BL) ..........................    50,800       347
   Hysan Development Co., Ltd. (JS) ........................    15,266        23
   Jiangxi Copper Co., Ltd. * (BF) .........................    22,000        10
   Jianssu Expressway Company, Ltd. (BT) ...................    38,000        18
   Johnson Electric Holdings, Ltd. * (BK) ..................    35,000        35
   Kerry Properties, Ltd. (JS) .............................    11,000        17
   Kingboard Chemical Holding Co., Ltd. * (JY) .............    10,000    $   17
   Legend Holdings * (JX) ..................................   104,899        29
   Li & Fung, Ltd. * (JB) ..................................    38,000        56
   Maanshan Iron & Steel Co., Ltd. (BF) ....................    50,000        16
   MTR Corp. * (BS) ........................................    31,500        48
   New World Development Co., Ltd. (JS) ....................    53,000        39
   Orient Overseas International, Ltd. (BR) ................     5,000        15
   PCCW, Ltd. (J1) .........................................    82,860        56
   PetroChina Company, Ltd. (BB) ...........................   490,000       226
   PICC Property & Casualty (JR) ...........................    66,000        25
   Semiconductor Manufacturing (J0) ........................   171,000        37
   Shanghai Industrial Holdings, Ltd. (BL) .................    12,000        22
   Shanghai Petrochemical Co., Ltd. (BC) ...................    72,000        24
   Shangri-La Asia, Ltd. (BZ) ..............................    28,000        27
   Shenzhen Expressway Co., Ltd. (BT) ......................    24,000         8
   Sino Landco (JS) ........................................    22,257        12
   Sinopec Beijing Yanhua Petrochemical Co., Ltd. (BC) .....    32,000        10
   Sinotrans, Ltd. * (BT) ..................................    44,000        16
   Smartone Telecommunication Holdings, Ltd. (J2) ..........     7,500         8
   South China MP Group Ltd. (JA) ..........................    24,000        10
   Sun Hung Kai Properties, Ltd. * (JS) ....................    32,000       263
   Swire Pacific, Ltd. - Cl. A * (JQ) ......................    22,000       142
   TCL International Holdings, Ltd. * (BW) .................    24,000         7
   Techtronic Industrials (BM) .............................    20,000        32
   Television Broadcasts (JA) ..............................     7,000        30
   Texwinca Holdings * (BY) ................................    14,000        11
   Travelesky Technology, Ltd. (BO) ........................    10,000         7
   Tsingtao Brewery - Ser. H (JG) ..........................    10,000         9
   Weiqiao Textile Co., Ltd. * (BY) ........................     8,500        12
   Wharf Holdings, Ltd. (JS) ...............................    29,000        83
   Yanzhou Coal Mining * (BF) ..............................    32,000        35
   Yizheng Chemical Fibre Co., Ltd. - Cl. A (BC) ...........    44,000         8
   Yue Yuen Industrial Holdings, Ltd. (JE) .................    11,500        28
   Zhejiang Expressway Co., Ltd (BT) .......................    44,000        31
                                                                          ------
                                                                           5,165
Hungary - 0.1%
   Gedeon Richter * (JO) ...................................       386        39
   Magyar Tavkozlesi * (J1) ................................    12,959        52
   Mol Magyar Olaj-es Gazipari (BB) ........................     2,093        83
   OTP Bank (JP) ...........................................     6,957       142
                                                                          ------
                                                                             316
India - 0.5%
   ABB, Ltd. (BK) ..........................................       277         4
   Ashok Leyland, Ltd. * (BU) ..............................    11,340         6
   Asian Paints, Ltd. * (BC) ...............................       784         5

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

India - Continued
   Associated Cement Companies, Ltd. * (BD) ................     1,118    $    6
   Bajaj Auto, Ltd. (BV) ...................................       800        15
   Bank of Baroda (JP) .....................................     1,258         4
   Bharat Heavy Electricals, Ltd. (BK) .....................     1,601        17
   Bharat Petroleum Corp., Ltd. (BB) .......................     1,635        13
   Britannia Industries, Ltd. (JH) .........................       164         2
   Castrol, Ltd. (BB) ......................................       809         3
   Cipla (JO) ..............................................     1,529         7
   Colgate Palmolive Co. * (JJ) ............................       889         2
   Dr. Reddys Labs (JO) ....................................     1,355        22
   Flex Solutions (BL) .....................................     1,018        13
   Gail LD (J4) ............................................     6,914        26
   GlaxoSmithKline Pharmaceuticals (JO) ....................       380         5
   Grasim Industries, Ltd. (BL) ............................       924        20
   Gujarat Ambuja Cements Ltd. (BD) ........................     1,221         8
   HDFC Bank Ltd. (JP) .....................................     4,269        34
   Hero Honda Motors, Ltd. (BV) ............................     2,177        24
   Hindlaco Industries (BF) ................................     1,008        22
   Hindustan Lever Ltd. (JJ) ...............................    20,996        58
   Hindustan Petroleum Corp., Ltd. (BB) ....................     2,219        16
   Housing Development Financing Corp., Ltd. (JQ) ..........     4,683        53
   Icici Banking (JP) ......................................    12,848        68
   Indian Hotels Co., Ltd. (BZ) ............................       443         3
   Indian Petrochemical (BC) ...............................     2,097         7
   Infosys Technologies, Ltd. * (JU) .......................     1,177       141
   ITC, Ltd. (JI) ..........................................     1,889        37
   Larsen & Toubro (BJ) ....................................     1,004        15
   Mahanagar Telephone Nigam, Ltd. (J1) ....................     5,151        15
   Mahindra & Mahindra (BV) ................................     1,107        11
   Maruti Udyog (BV) .......................................     1,890        17
   Moser Baer (JX) .........................................       912         4
   Nestle India, Ltd. (JH) .................................       492         6
   Oil & Natural Gas (BB) ..................................     4,663        64
   Punjab Tractors, Ltd. (BM) ..............................       497         2
   Ranbaxy Laboratories, Ltd. (JO) .........................     1,922        38
   Reliance Industries, Inc. * (BC) ........................    17,125       160
   Satyam Computer Services, Ltd. (JU) .....................     6,117        41
   State Bank of India (JP) ................................     2,237        22
   Sun Pharmaceutical (JO) .................................     1,264        10
   Tata Ironsteel (BF) .....................................     2,413        16
   Tata Engineering and Locomotive Co., Ltd. (BM) ..........     4,410        36
   Tata Power Co. (J3) .....................................     1,051         5
   Tata Tea Ltd. (JH) ......................................       582         5
   Ultratech Cemco, Ltd. (BI) ..............................       803        10
   Videsh Sanchar Nigam, Ltd. (J1) .........................     1,553         5
   Wipro Ltd. * (JU) .......................................     2,472        29
   Zee Telefilms Ltd. (JA) .................................     5,509        15
                                                                           1,167
                                                                          ------
Indonesia - 0.1%
   Astra International (BV) ................................    47,000        27
   Bank Central Asia (JP) ..................................   104,000    $   21
   Bank Danamon (JP) .......................................    31,500         9
   Bank Mandiri (JP) .......................................   149,500        19
   Bank Rakyat * (JP) ......................................   100,000        18
   Bumi Resources Tbk (BF) .................................   290,000        18
   HM Sampoerna (JI) .......................................    73,000        39
   Indofood Suskes Mak Tbk (JH) ............................    90,500         7
   PT Gudang Garam Tbk (JI) ................................    14,500        21
   PT Telekomunikasi Indonesia - ADR (J1) ..................     8,229       128
                                                                          ------
                                                                             307
Ireland - 0.6%
   Allied Irish Banks Plc * (JP) ...........................    22,340       346
   Bank of Ireland (JP) ....................................    25,586       342
   CRH plc * (BD) ..........................................    13,920       294
   DCC plc (BL) ............................................     1,787        33
   Eircom Group plc * (J1) .................................     2,400         4
   Elan Corp. (JO) .........................................    10,191       252
   Fyffes plc (JF) .........................................     8,095        17
   Grafton Group * (99) ....................................     5,146        41
   Greencore Group plc (JH) ................................     3,727        14
   Independent Newspapers, Ltd. (JA) .......................    10,062        24
   Irish Life & Permanent plc (JR) .........................     7,219       111
   Kerry Group plc (JH) ....................................     2,683        57
   Kingspan Group plc (BI) .................................       579         4
   Waterford Wedgewood plc (BW) ............................    14,503         3
                                                                          ------
                                                                           1,542
Israel - 0.4%
   AudioCodes, Ltd. * (JW) .................................       612         7
   Bank Hapoalim (JP) ......................................    20,565        55
   Bank Leumi Le-Israel * (JP) .............................    17,471        34
   Bezeq Israeli Telecommunication Corp., Ltd. (J1) ........    25,030        25
   CLAL Industries (BL) ....................................     1,333         6
   CLAL Insurance Enterprises * (JR) .......................       428         7
   Discount Investor Corp. (JQ) ............................       504        13
   Elbit Systems, Ltd. (BH) ................................       419         8
   ICL Israel Chemicals, Ltd. (BC) .........................    13,243        26
   IDB Development Corp, Ltd. (JQ) .........................       631        16
   Israel Discount Bank - Ser. A (JP) ......................    12,114        13
   Koor Industries, Ltd. * (BL) ............................       303        14
   Makteshim-Agan Industries, Ltd. (BC) ....................     5,706        27
   Migdal Insurance (JR) ...................................     4,413         6
   Nice Systems, Ltd. (JW) .................................       286         7
   Osem Investment, Ltd. (JH) ..............................       796         8
   Partner Communications * (J2) ...........................     1,754        14
   Retalix, Ltd. (JV) ......................................       416         9
   Strauss Elite, Ltd. - Ser. A * (JH) .....................       676         7
   Supersol, Ltd. * (JF) ...................................     2,619         6
   Teva pharmaceutical Industries, Ltd. *(JO) ..............    15,958       542
   The Israel Corp., Ltd. (JQ) .............................        47         9

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Israel - Continued
   United Mizrahi Bank (JP) ................................     2,090    $    7
                                                                          ------
                                                                             866
Italy - 3.1%
   Alleanza Assicurazioni * (JR) ...........................    12,142       139
   Assicurazioni Generali * (JR) ...........................    25,047       676
   Autogrill SpA (BZ) ......................................     2,959        42
   Autostrade Spa * (BT) ...................................     4,460        88
   Banca Antonveneta Spa (BL) ..............................     6,234       128
   Banca Fideuram (JQ) .....................................     7,686        43
   Banca Intesa SpA (JP) ...................................    85,109       333
   Banca Intesa SpA (JP) ...................................    24,140        73
   Banca Nazionale del Lavoro (JP) .........................    31,748        74
   Banca Popolare di Milano (JP) ...........................     9,953        64
   BCA Di Roma * (JP) ......................................    37,324       117
   BCE Pop Unite (JI) ......................................     8,645       143
   BCP Pop Veron (JP) ......................................     9,662       166
   Benetton Group SPA * (BY) ...............................     1,441        16
   Bulgari SpA (BY) ........................................     3,421        35
   Edison International (J3) ...............................    21,263        37
   Enel SpA * (J3) .........................................    63,477       510
   ENI * (BB) ..............................................    68,141     1,355
   Fiat SpA * (BV) .........................................    13,520       113
   FinecoGroup (JP) ........................................     4,168        26
   Finmeccanica SA (BH) ....................................   159,498       127
   GR Education L Espresso (JA) ............................     4,435        27
   Italcementi SpA (BD) ....................................     2,135        29
   Luxottica Group (JL) ....................................     3,589        60
   Mediaset SpA * (JA) .....................................    15,446       176
   Mediobanca SpA (JP) .....................................    12,168       148
   Mediolanum SpA * (JQ) ...................................     6,564        42
   Mondadori Editore SpA (JA) ..............................     3,396        32
   Monte Paschi Siena (JP) .................................    29,845        96
   Pirelli & Co. Spa (BL) ..................................    47,334        49
   Riunione Adriatica di Sicorta SpA (JR) ..................     8,105       147
   San Paolo-IMI SpA * (JP) ................................    24,633       297
   Seat Pagine Gialle * (JA) ...............................    87,872        37
   Snam Rete Gas (J4) ......................................    23,683       102
   Sorin Spa * (JL) ........................................       669         2
   Telecom Italia (J1) .....................................   367,311     1,006
   Telecom Italia Media (JA) ...............................    32,454        13
   Telecom Italia Mobile SpA (J2) ..........................    99,187       563
   Tiscali SPA (JT) ........................................     4,811        22
   UniCredito Italiano SpA * (JP) ..........................   115,317       570
                                                                          ------
                                                                           7,723
Japan - 19.8%
   Acom Co., Ltd. (JQ) .....................................     1,860       121
   Aderans Co., Ltd. (JK) ..................................       900        19
   Advantest (J0) ..........................................     1,700       114
   Aeon Credit Service Co., Ltd. (JQ) ......................       600        40
   Aiful Corp. * (JQ) ......................................     1,150       120
   Aisin Seiki Co. (BU) ....................................     4,100        85
   Ajinomoto Co., Inc. (JH) ................................    15,000       180
   Alfresa Holdings Corp. * (JL) ...........................       500    $   28
   All Nippon Airways Co., Ltd. (BQ) .......................    12,000        39
   Alps Electric Co. (JY) ..................................     5,000        71
   Amada Co., Ltd (BM) .....................................     9,000        59
   Amano Corp. (BO) ........................................     1,000         9
   Anritsu Corp. (JY) ......................................     2,000        13
   Aoyama Trading Co. (JE) .................................     1,300        35
   Ariake Japan Co., Ltd. (JH) .............................       450        13
   Asahi Breweries, Ltd. (JG) ..............................     9,800       108
   Asahi Chemical Industry Co., Ltd. (BC) ..................    31,000       160
   Asahi Glass Co., Ltd. (BI) ..............................    21,000       218
   Asatsu DK (JA) ..........................................     1,000        26
   Autobacs Seven Co. (JE) .................................       700        23
   Bandai Co. * (BX) .......................................     1,600        43
   Bank of Yokohama, Ltd. * (JP) ...........................    26,000       162
   Bellsystem24, Inc. (BO) .................................        80        17
   Benesse Corp. (BO) ......................................     1,600        52
   Bridgestone Corp. (BU) ..................................    17,000       319
   Canon, Inc. * (JZ) ......................................    21,800     1,146
   CAPCOM Co. (JV) .........................................     1,100        12
   Casio Computer Co. (BW) .................................     4,000        60
   Central Glass Co. (BI) ..................................     4,000        34
   Central Japan Railway Co. (BS) ..........................        26       221
   Chiba Bank, Ltd. (JP) ...................................    18,000       110
   Chubu Electric Power (J3) ...............................    17,000       358
   Chugai Pharmaceutical Co., Ltd. * (JO) ..................     7,100       111
   Circle K Japan Co., Ltd. (JF) ...........................     1,100        29
   Citizen Watch Co., Ltd. (JY) ............................     7,000        79
   Coca Cola West Japan Co., Ltd. (JG) .....................     1,200        30
   Comsys Holdings * (BJ) ..................................     3,000        24
   Credit Saison Co., Ltd. (JQ) ............................     3,600       108
   CSK Corp. * (JU) ........................................     1,700        82
   Dai-Ichi Pharmaceutical Co., Ltd. * (JO) ................     6,600       117
   Dai-Nippon Ink & Chemicals, Inc. (BC) ...................    17,000        44
   Dai-Nippon Printng Co., Ltd. (BO) .......................    16,000       255
   Daicel Chemical Industries, Ltd. (BC) ...................     7,000        37
   Daikin Industries, Ltd. (BM) ............................     5,000       134
   Daimaru, Inc. (JD) ......................................     6,000        54
   Dainippon Screen Manufacturing Co., Ltd. (JY) ...........     5,000        29
   Daito Trust Construction Co., Ltd. (BW) .................     2,200        85
   Daiwa Bank Holdings (JP) ................................   123,000       218
   Daiwa House Industry Co., Ltd. (BW) .....................    12,000       139
   Daiwa Securities Group, Inc. (JQ) .......................    30,900       222
   Denki Kagaku Kogyo (BC) .................................    10,000        35
   Denso Corp. (BU) ........................................    13,400       311
   Dentsu, Inc. (JA) .......................................        45       116
   Dowa Mining Co. (BF) ....................................     7,000        41
   East Japan Railway Co. (BS) .............................        88       493
   Ebara Corp. (BM) ........................................     7,000        34
   Eisai Co. Ltd. * (JO) ...................................     6,200       178

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   FamilyMart Co., Ltd. (JF) ...............................     1,600    $   52
   Fanuc, Ltd. * (BK) ......................................     3,800       226
   Fast Retailing Co. (JE) .................................     1,400       113
   Fuji Electric Holdings Co. (BK) .........................    13,000        35
   Fuji Photo Film * (BX) ..................................    12,000       375
   Fuji Soft ABC, Inc. (JV) ................................       800        31
   Fuji Television Network, Inc. (JA) ......................        18        41
   Fujikura (BK) ...........................................    10,000        56
   Fujisawa Pharmeceutical Co., Ltd. * (JO) ................     7,200       170
   Fujitsu, Ltd. * (JX) ....................................    44,000       309
   Furukawa Electric Co. (BK) ..............................    14,000        60
   Goodwill Group, Inc. (BO) ...............................         9        23
   Gunze, Ltd. (BY) ........................................     5,000        26
   Hankyu Department Stores (JD) ...........................     4,000        35
   Hino Motors, Ltd. (BM) ..................................     6,000        43
   Hirose Electric Co., Ltd. * (JY) ........................       700        77
   Hitachi Cable, Ltd. (BK) ................................     4,000        19
   Hitachi Chemical * (JY) .................................     2,600        43
   Hitachi Construction Macinery Co., Ltd. (BM) ............     1,000        12
   Hitachi Credit Corp. (JQ) ...............................     1,400        26
   Hitachi Software (JV) ...................................       700        16
   Hitachi, Ltd. (JY) ......................................    83,000       570
   Hogukin Financial Group, Inc. (JQ) ......................    20,000        51
   Hokkaido Electric Power Co., Inc. (J3) ..................     4,600        82
   Honda Motor Co. * (BV) ..................................    20,300       977
   House Foods Corp. (JH) ..................................     1,700        24
   Hoya Corp. * (JY) .......................................     3,000       313
   Isetan Co., Ltd. (JD) ...................................     4,200        60
   Ishihara Sangyo Kaisha * (BC) ...........................     7,000        15
   Ishikawajima-Harima Heavy Industries Co., Ltd. (BM) .....    28,000        46
   Ito En, Ltd. (JG) .......................................       700        33
   Ito-Yokado Co., Ltd. * (JD) .............................     9,000       384
   Itochu Corp. (BN) .......................................    35,000       157
   Itochu Techno-Sciences Corp. (JU) .......................     1,000        43
   JAFCO Co., Ltd. (JQ) ....................................       700        53
   Japan Airlines (BQ) .....................................    16,000        51
   Japan Real Estate (JS) ..................................         6        42
   Japan Retail Fund Investment Corp. (99) .................         5        34
   Japan Tobacco, Inc. (JI) ................................        18       140
   JFE Holdings, Inc. * (BF) ...............................    13,700       335
   JGC Corp. (BJ) ..........................................     5,000        48
   Joyo Bank, Ltd. (JP) ....................................    17,000        75
   JSR Corp. (BC) ..........................................     4,700        88
   Jusco Co., Ltd. * (JD) ..................................     6,700       268
   Kajima Corp. (BJ) .......................................    22,000        82
   Kamigumi Co., Ltd. (BR) .................................     6,000        44
   Kanebo, Ltd. * (JK) .....................................    11,000        10
   Kaneka Corp. (BC) .......................................     7,000        66
   Kansai Electric Power Co., Inc. (J3) ....................    19,100       347
   Kansai Paint Co., Ltd. (BC) .............................     5,000        30
   KAO Corp. (JJ) ..........................................    15,000    $  361
   Karen Pharmaceuticals Co., Ltd. (JO) ....................     1,000         6
   Katokichi Co., Ltd. (JH) ................................     1,100        22
   Kawasaki Heavy Industry, Ltd. (BM) ......................    30,000        48
   Kawasaki Kisen (BR) .....................................    12,000        61
   Keihin Electric Express Railway Co., Ltd. (BS) ..........    10,000        63
   Keio Teito Electric Railway (BS) ........................    15,000        86
   Keyence Corp. (JY) ......................................       900       205
   Kikkoman Corp. (JH) .....................................     5,000        43
   Kinden Corp. (BJ) .......................................     4,000        25
   Kinki Nippon Railway (BS) ...............................    42,000       159
   Kirin Brewery Co. * (JG) ................................    17,000       168
   Kobe Steel International * (BF) .........................    62,000        92
   Kokuyo Co. (BO) .........................................     1,900        24
   Komatsu, Ltd. (BM) ......................................    27,000       163
   Komori Corp. (BM) .......................................     1,000        17
   Konami Co., Ltd. (JV) ...................................     2,100        53
   Konica Corp. (BX) .......................................    10,500       145
   Koyo Seiko Co., Ltd. (BM) ...............................     2,000        24
   Kubota Corp. * (BM) .....................................    25,000       133
   Kuraray Co., Ltd. (BC) ..................................     9,000        74
   Kuraya Sanseido, Inc. (JM) ..............................     2,300        35
   Kurita Water Industries, Ltd. (BJ) ......................     2,500        34
   Kyocera Corp. * (JY) ....................................     4,200       356
   Kyowa Hakko Kogyo Co., Ltd. (JO) ........................    10,000        72
   Kyushu Electric Power (J3) ..............................    10,900       203
   Lawson (JF) .............................................     1,500        62
   LeoPalace21 Corp. (JS) ..................................     2,600        49
   Mabuchi Motor Co. * (JY) ................................       800        59
   Makita Corp. * (BW) .....................................     3,000        45
   Marubeni Corp. (BN) .....................................    33,000        81
   Marui Co., Ltd. * (JD) ..................................     8,900       120
   Matsumotokiyoshi Co., Ltd. (JF) .........................     1,000        30
   Matsushita Electric Industrial Co. * (BW) ...............    58,000       822
   Matsushita Electric Works (BK) ..........................     8,000        72
   Meiji Diaries Corp. (JH) ................................     6,000        33
   Meiji Seika Kaisha, Ltd. (JH) ...........................     7,000        31
   Meitic Corp. (JU) .......................................       900        36
   Millea Holdings, Inc. * (JR) ............................        38       563
   Minebea Co., Ltd. (BM) ..................................    10,000        47
   Mitsubishi Chemical Corp. (BC) ..........................    42,000       111
   Mitsubishi Corp. (BN) ...................................    28,000       271
   Mitsubishi Electric Corp. (BK) ..........................    46,000       226
   Mitsubishi Estate Co., Ltd. * (JS) ......................    26,000       322
   Mitsubishi Gas Co. (BC) .................................     9,000        37
   Mitsubishi Heavy Industries, Ltd. * (BM) ................    76,000       206
   Mitsubishi Logistcs Corp. (BR) ..........................     3,000        28
   Mitsubishi Materials Corp. (BF) .........................    23,000        52
   Mitsubishi Rayon Co., Ltd. (BC) .........................    12,000        47
   Mitsubishi Tokyo Finance (JP) ...........................       118     1,090
   Mitsui & Co., Ltd. (BN) .................................    33,000       247

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                 Market
                        Name of Issuer                           Shares    Value
                        --------------                          -------   ------
                                                                (000's)
COMMON STOCK - Continued

Japan - Continued
   Mitsui Engineering & Shipbuilding Co., Ltd. (BM) .........    16,000     $ 28
   Mitsui Fudosan Co., Ltd. * (JS) ..........................    18,000      215
   Mitsui Marine & Fire Insurance Co., Ltd. * (JR) ..........    33,000      309
   Mitsui Mining & Smelting Co., Ltd. (BF) ..................    14,000       65
   Mitsui OSK Lines, Ltd. (BR) ..............................    25,000      131
   Mitsui Petrochemical Co. (BC) ............................    14,000       70
   Mitsui Trust Holdings (JQ) ...............................    14,000      102
   Mitsukoshi, Ltd. (JD) ....................................     9,000       50
   Mitsumi Electric (JX) ....................................     1,700       20
   Mizuho Financial GB * (JP) ...............................       197      892
   Murata Manufacturing Co., Ltd. * (J0) ....................     5,900      336
   Namco, Ltd. (BZ) .........................................     1,000       28
   NEC Corp. * (JX) .........................................    43,000      302
   NEC Electronics Corp. (J0) ...............................     1,000       61
   Net One Systems Co., Ltd. (JU) ...........................        14       54
   NGK Insulators (BM) ......................................     7,000       56
   NGK Spark Plug Co. (BU) ..................................     5,000       48
   Nichii Gakkan Co. (BO) ...................................       500       23
   Nichirei Corp. (JH) ......................................     7,000       25
   Nidec Corp. * (JY) .......................................     1,100      113
   Nikko Securities Co., Ltd. * (JQ) ........................    36,000      174
   Nikon Corp. (J0) .........................................     7,000       79
   Nintendo Corp., Ltd. (BW) ................................     2,600      301
   Nippon Building Fund (JS) ................................         6       43
   Nippon Express Co., Ltd. (BS) ............................    22,000      129
   Nippon Kayaku Co., Ltd. (BC) .............................     4,000       22
   Nippon Light Metal, Inc. (BF) ............................    11,000       26
   Nippon Meat Packers, Inc. (JH) ...........................     5,000       62
   Nippon Mining & Holding * (BB) ...........................    13,500       67
   Nippon Mitsubishi Oil Co., Ltd. (BB) .....................    35,000      220
   Nippon Sanso Corp. (BC) ..................................     4,000       21
   Nippon Sheet Glass Co., Ltd. (BI) ........................     9,000       36
   Nippon Shokubai Co., Ltd. (BC) ...........................     4,000       32
   Nippon Steel Co. (BF) ....................................   160,000      335
   Nippon Telegraph & Telephone Corp. * (J1) ................       137      730
   Nippon Unipac Holding, Co. (BG) ..........................        22      115
   Nippon Yusen Kabushiki Kaisha (BR) .......................    25,000      115
   Nippon Zeon Co., Ltd. (BC) ...............................     4,000       29
   Nishimatsu Construction Co., Ltd. (BJ) ...................     6,000       21
   Nissan Chemical Industries (BC) ..........................     5,000       40
   Nissan Motor Acceptance Corp. (BV) .......................    64,600      717
   Nisshin Seifun Group, Inc. (JH) ..........................     4,000       41
   Nisshin Steel Co. (BF) ...................................    20,000       40
   Nisshinbo Industries, Inc. (BY) ..........................     4,000       30
   Nissho Iwai Nichimen Holdings Corp. * (BN) ...............     4,800       24
   Nissin Food Products Co., Ltd. (JH) ......................     2,100       54
   Nitori Co., Ltd. (JE) ....................................       450       28
   Nitto Denko Corp. * (BK) .................................     4,300      219
   NOK Corp. (BU) ...........................................     2,500       93
   Nomura Research Institute, Ltd. (JU) .....................       600     $ 64
   Nomura Securities Co., Ltd. * (JQ) .......................    48,000      709
   NSK, Ltd. (BM) ...........................................    11,000       55
   NTN Corp. (BM) ...........................................    12,000       61
   NTT Data Corp. (JU) ......................................        33      106
   NTT Mobile Communications Network, Inc. * (J2) ...........       522      931
   Obayashi Corp. (BJ) ......................................    16,000       86
   OBIC, Co. * (JU) .........................................       100       21
   Odakyu Electric Railway (BS) .............................    17,000       92
   Oji Paper Co. (BG) .......................................    21,000      134
   Oki Electric Industry Co. * (JY) .........................    13,000       52
   Okumura Corp. (BJ) .......................................     4,000       21
   Olympus Optical Co. * (JL) ...............................     6,000      113
   Omron Corp. (JY) .........................................     5,400      126
   Onward Kashiyama Co., Ltd. (BY) ..........................     4,000       64
   Oracle Corp. (JV) ........................................     1,000       55
   Oriental Land Co., Ltd. (BZ) .............................     1,200       79
   Orix Corp. * (JQ) ........................................     2,100      240
   Osaka Gas Co. (J4) .......................................    51,000      141
   Pioneer Corp. * (BW) .....................................     3,900      101
   Promise Co., Ltd. * (JQ) .................................     2,300      153
   QP Corp. (JH) ............................................     2,800       24
   Rakuten, Inc. (JC) .......................................        10       76
   Ricoh Co., Ltd. (JZ) .....................................    17,000      361
   Rinnai Corp. (BW) ........................................     1,000       30
   Rohm Co., Ltd. * (JY) ....................................     2,800      334
   Ryohin Keikaku Co., Ltd. (JD) ............................       600       31
   Saizyeria Co., Ltd. (BZ) .................................       700       10
   Sammy Corp. * (BX) .......................................     1,000       48
   Sanden Corp. (BU) ........................................     3,000       19
   Sanken Electric Co., Ltd. (J0) ...........................     3,000       39
   Sankyo Co. (BX) ..........................................     1,200       49
   Sankyo Co., Ltd. * (JO) ..................................     9,700      210
   Sanwa Shutter Corp. (BI) .................................     5,000       27
   Sanyo Electric Co. * (BW) ................................    39,000      160
   Sapporo Holdings (JG) ....................................     7,000       26
   Secom Co. * (BO) .........................................     5,500      233
   Sega Corp. (BW) ..........................................     3,000       38
   Seiko Epson Corp. (J0) ...................................     2,600       94
   Seino Transportion (BS) ..................................     4,000       41
   Sekisui Chemical Co. (BW) ................................    10,000       84
   Sekisui House, Ltd. * (BW) ...............................    13,000      144
   Seven-Eleven Japan * (JF) ................................    10,000      326
   Sharp Corp. (BW) .........................................    25,000      399
   Shimacu Co. (JE) .........................................     1,200       33
   Shimamura Co., Ltd. * (JE) ...............................       500       43
   Shimano, Inc. (BX) .......................................     1,900       45
   Shimizu Corp. (BJ) .......................................    13,000       59
   Shin-Etsu Chemical Co. * (BC) ............................     9,600      342
   Shinsei Bank, Ltd. * (JP) ................................    14,000       89
   Shionogi & Co., Ltd. * (JO) ..............................     7,000      120
   Shiseido Co., Ltd. * (JK) ................................    10,000      126
   Shizuoka Bank, Ltd. (JP) .................................    16,000      141

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                         Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Showa Denko (BC) .........................................   26,000   $    65
   Showa Shell Sekiyu KK (BB) ...............................    3,500        31
   Skylark Co., Ltd. (BZ) ...................................    2,000        40
   SMC Corp. * (BM) .........................................    1,500       162
   Snow Brand Milk Products Co., Ltd. * (JH) ................    3,500        12
   Softbank Corp. (JT) ......................................    6,200       272
   Sony Corp. * (BW) ........................................   24,100       906
   Stanley Electric (BU) ....................................    3,800        63
   Sumitomo Bakelite Co., Ltd. (BC) .........................    5,000        35
   Sumitomo Chemical Co. (BC) ...............................   35,000       163
   Sumitomo Corp. * (BN) ....................................   21,000       152
   Sumitomo Electric Industries (BK) ........................   18,000       183
   Sumitomo Heavy Industry * (BM) ...........................   13,000        41
   Sumitomo Metal Industries (BF) ...........................   98,000       116
   Sumitomo Metal Mining Co. (BF) ...........................   15,000        98
   Sumitomo Mitsui GR (JP) ..................................      105       718
   Sumitomo Osaka Cement (BD) ...............................   10,000        27
   Sumitomo Realty & Development (JS) .......................   11,000       136
   Sumitomo Trust & Banking (JQ) ............................   28,000       199
   Suruga Bank (JP) .........................................    5,000        38
   Suzuken Co., Ltd. (JM) ...................................    1,240        38
   T&D Holdings, Inc. * (JR) ................................    4,200       209
   Taiheiyo Cement (BD) .....................................   20,000        50
   Taisei Corp. (BJ) ........................................   20,000        75
   Taisho Pharmaceutical Co., Ltd. * (JO) ...................    5,000       111
   Taiyo Yuden Co., Ltd. * (JY) .............................    3,000        42
   Takara Shuzo Co., Ltd. (JG) ..............................    4,000        32
   Takashimaya Co. (JD) .....................................    8,000        92
   Takeda Chemical Industries * (JO) ........................   23,300     1,021
   Takefuji Corp. * (JQ) ....................................    1,690       122
   Takuma Co., Ltd. (BM) ....................................    1,000         7
   TDK Corp. * (JY) .........................................    3,100       235
   Teijin, Ltd. (BC) ........................................   20,000        75
   Teikoku Oil Co., Ltd. (BB) ...............................    5,000        27
   Terumo Corp. * (JL) ......................................    4,300       108
   The 77 Bank, Ltd. (JP) ...................................   10,000        68
   The Bank of Fukuoka, Ltd. (JP) ...........................   14,000        83
   The Gunma Bank, Ltd. (JP) ................................   10,000        50
   THK Co. (BM) .............................................    2,500        47
   TIS, Inc. (JU) ...........................................      900        38
   Tobu Railway Co., Ltd. (BS) ..............................   19,000        83
   Toda Corp. (BJ) ..........................................    5,000        20
   Toho Co., Ltd. (JA) ......................................    3,500        51
   Tohoku Electric Power (J3) ...............................   11,500       193
   Tokyo Broadcasting (JA) ..................................    1,000        18
   Tokyo Electric Power (J3) ................................   29,900       677
   Tokyo Electron, Ltd. * (J0) ..............................    4,500       252
   Tokyo Gas Co. (J4) .......................................   68,000       241
   Tokyo Style Co. (BY) .....................................    1,000        11
   Tokyu Corp. * (BS) .......................................   26,000       133
   Tokyu Land Corp. (JS) ....................................    9,000        29
   Tonengeneral Sekiyu (BB) .................................    7,000        60
   Toppan Printing Co. * (BO) ...............................   15,000       169
   Toray Industries, Inc. * (BC) ............................   31,000   $   146
   Toshiba Corp. * (JX) .....................................   74,000       297
   Tosoh Corp. ADR (BC) .....................................   12,000        43
   Tostem Corp. (BI) ........................................    6,000       129
   Toto, Ltd. (BI) ..........................................    7,000        74
   Toyo Seikan Kaisha, Ltd. (BE) ............................    4,000        69
   Toyo Suisan Kaisha (JH) ..................................    2,000        26
   Toyobo Co. (BY) ..........................................   14,000        35
   Toyoda Gosei (BU) ........................................    1,100        26
   Toyota Industries (BU) ...................................    5,300       127
   Toyota Motor Corp. * (BV) ................................   75,500     3,052
   Trend Micro, Inc. (JV) ...................................    2,500       111
   Ube Industries (BC) ......................................   19,000        30
   UFJ Holdings, Inc. * (JP) ................................       99       436
   Uni-Charm Corp. (JJ) .....................................    1,300        65
   Uniden Corp. * (JW) ......................................    1,000        22
   UNY Co., Ltd. (JD) .......................................    4,000        51
   Ushio, Inc. (BK) .........................................    3,000        54
   USS Co., Ltd. (JE) .......................................      540        46
   Wacoal Corp. * (BY) ......................................    2,000        21
   West Japan Railway (BS) ..................................       42       169
   World Co., Ltd. (BY) .....................................    1,100        33
   Yahoo Japan Corp. (JT) ...................................       25       242
   Yakult Honsha Co. (JH) ...................................    3,000        43
   Yamada Denki Co. (JE) ....................................    2,000        74
   Yamaha Corp. (BX) ........................................    4,000        66
   Yamaha Motor Co. (BV) ....................................    4,000        62
   Yamanouchi Pharmaceutical Co., Ltd. * (JO) ...............    8,200       275
   Yamato Transport Co., Ltd. (BP) ..........................   10,000       163
   Yamazaki Baking Co., Ltd. (JH) ...........................    4,000        39
   Yasuda F & M Insurance (JR) ..............................   21,000       214
   Yokogawa Electric (JY) ...................................    6,000        80
                                                                         -------
                                                                          48,855
Malaysia - 0.4%
   AMMB Holdings (JQ) .......................................   25,400        22
   Astro All Asia Network plc * (JA) ........................   15,300        19
   Bandar Raya Developments Berhad (BL) .....................    6,000         4
   Berjaya Sports Toto Berhad (BZ) ..........................   10,800        11
   British American Tobacco Berhad (JI) .....................    3,600        48
   Cimb Berhad (JP) .........................................    5,000         7
   Commerce Asset Holdings * (JP) ...........................   39,800        51
   DRB-Hicom Berhad * (BV) ..................................   11,000         5
   Edaren Otomobil (JE) .....................................    2,000         5
   Gamuda Berhad (BJ) .......................................   15,100        22
   Genting Berhad (BZ) ......................................   10,000        40
   Golden Hope Plants (JH) ..................................    6,000         5
   Guiness Anchor Berhad (JG) ...............................    4,000         5
   Highlands & Lowlands Bhd (JH) ............................    4,000         3
   Hong Leong Bank Berhad (JP) ..............................   12,700        16
   Hong Leong Credit (JQ) ...................................    6,000         6
   Hong Leong Industries Berhad (BL) ........................    2,000         2

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Malaysia - Continued
   IGB Corp. Berhad (JS) ....................................   16,000   $    5
   IJM Corporation Berhad (BJ) ..............................    6,000        8
   IOI Corp. (JH) ...........................................   17,300       37
   IOI Properties (JS) ......................................    2,000        4
   Kuala Lumpur Kepong Berhad (JH) ..........................    7,000       12
   LaFarge Malayan Cement Berhad (BD) .......................   25,000        5
   MAA Holdings Berhad (JR) .................................    3,000        4
   Magnum Corp. Berhad * (BZ) ...............................   20,000       13
   Malakoff Berhad (J3) .....................................   14,000       22
   Malay Airline Systems (BQ) ...............................    5,000        6
   Malayan Banking Berhad * (JP) ............................   44,800      119
   Malaysia Airport Holdings, Berhad (BT) ...................    8,000        3
   Malaysia International Shipping Berhad (BR) ..............   12,800       40
   Malaysian Bulk Carriers Berhad (BR) ......................    7,000        4
   Malaysian Oxygen Berhad (BC) .............................    2,000        6
   Malaysian Pacific Industries (J0) ........................    2,000        8
   Maxis Communications Bhd (J2) ............................   17,300       40
   MK Land Holdings Berhad (JS) .............................    8,000        5
   MMC Corp. (BF) ...........................................    8,000        4
   Mulpha International Berhad * (JQ) .......................   23,000        4
   Multi-Purpose Holdings Berhad * (JQ) .....................   16,000        5
   Nestle Berhad (JH) .......................................    2,000       12
   New Straits Times Press Berhad (JA) ......................    3,000        3
   Oriental Holdings Berhad (BV) ............................    4,000        4
   OSK Holdings Berhad (JQ) .................................    7,000        3
   OYL Industries Berhad (BI) ...............................    2,300       22
   Petronas Dagangan Berhad (BB) ............................    3,000        5
   Petronas Gas Berhad (J4) .................................   11,300       20
   Plus Expressways Berhad (BT) .............................   36,100       21
   PPB Group Berhad (JH) ....................................    4,000        7
   Proton Holdings Berhad * (BU) ............................    7,000       15
   Public Bank Berhad (JQ) ..................................   26,775       47
   Resorts World Berhad * (BZ) ..............................   13,100       31
   RHB Capital Berhad (JP) ..................................   17,000        8
   Road Builder, Inc. (BJ) ..................................    8,000        6
   Sime Darby Berhad * (BL) .................................   30,800       45
   SP Setia (JS) ............................................   12,000       13
   Star Publications (JA) ...................................    4,000        7
   TA Enterprise Berhad (JQ) ................................   18,000        3
   Tan Chong Motor Holdings (BV) ............................    9,000        3
   Tanjong plc (BZ) .........................................    5,000       17
   Telekom Malaysia Berhad (J1) .............................   22,800       62
   Tenaga Nasional Berhad (J3) ..............................   21,800       58
   Transmile Group Berhad (BP) ..............................    3,000        5
   UMW Holdings Berhad (BU) .................................    4,000        5
   Unisem Berhad (J0) .......................................    2,000        4
   YTL Corp., Berhad (J3) ...................................   12,060       15
                                                                         ------
                                                                          1,066

Mexico - 0.6%
   Alfa, S.A. * (BL) ........................................    6,338       21
   America Movil SA de CV - Ser L * (J2) ....................  188,993      343
   Cemex SA de CV * (BD) ....................................   32,576   $  188
   Cifra SA de CV - Ser. V * (JD) ...........................   48,314      143
   Coca-Cola Femsa, SA - Ser. L NPV (JG) ....................    5,412       12
   Consoricoara SA (BW) .....................................    2,800        8
   Control Common Mexico (JD) ...............................    6,800        8
   Corp. GEO SA De CV - Ser. B * (BW) .......................    9,700       13
   Corporacion Interamericana de Entretenimiento SA * (JA) ..    6,763       14
   Fomento Economico Mexicano SA de CV * (JG) ...............   17,440       80
   GPO Continental (JG) .....................................    4,100        6
   Grupo Aeroportuario del Sureste SA de CV * (BT) ..........    4,222        8
   Grupo Carso SA de CV - Ser. A1 * (BL) ....................    6,330       26
   Grupo Financiero Banorte SA (JP) .........................    5,456       19
   Grupo Modelo SA de CV - Ser. C * (JG) ....................   14,825       37
   Grupo SA de CV - Ser. A (JH) .............................    7,946       17
   Grupo Televisa SA * (JA) .................................   57,826      130
   Industrias Penoles SA * (BF) .............................    1,948        7
   Kimberly-Clark de Mexico SA de CV * (JJ) .................   13,426       37
   Nuevo Grupo Mexico (BF) ..................................    6,330       20
   Telephonos de Mexico SA - Ser. L (J1) ....................  186,343      310
   TV Azteca (JA) ...........................................   33,398       18
   Vitro Sa de CV - Ser. A (BE) .............................    4,500        4
                                                                         ------
                                                                          1,469

Monacco - 0.0%
   BQE Maroccomm (JP) .......................................      118        6
   ONA (BL) .................................................      111       11
                                                                         ------
                                                                             17
Netherlands - 4.2%
   ABN Amro Holding NV * (JP) ...............................   42,658      934
   Aegon NV * (JR) ..........................................   36,480      440
   Akzo Nobel NV * (BC) .....................................    7,418      273
   ASM Lithography Holding NV (J0) ..........................   12,638      214
   Corio NV (JS) ............................................    1,149       49
   DSM NV (BC) ..............................................    2,137      105
   Elsevier NV * (JA) .......................................   18,764      264
   Getronics NV (JU) ........................................   13,351       37
   Hagemeyer NV (BN) ........................................   13,276       28
   Heineken NV (JG) .........................................    6,686      220
   IHC Caland NV * (BM) .....................................      841       39
   ING Groep NV (JQ) ........................................   47,836    1,130
   Koninklijke * (Royal) Philips Electronics NV (BW) ........   35,262      951
   Koninklijke Ahold NV * (JF) ..............................   41,522      326
   Koninklijke KPN NV * (J1) ................................   53,331      407
   Koninklijke Numica NV * (JH) .............................    4,017      129
   Koninklijke Vendex KBB NV (JE) ...........................      457        8

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
                                                                          Market
                Name of Issuer                                  Shares    Value
                --------------                                  ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Netherlands - Continued
   Oce NV (JZ) ..............................................    2,107   $    34
   Randstad Holdings NV * (BO) ..............................    1,208        33
   Rodamco Europe NV (JS) ...................................    1,203        73
   Royal Dutch Petroleum Co. * (BB) .........................   55,855     2,870
   TNT Post Group NV (BP) ...................................    8,335       191
   Unilever NV * (JH) .......................................   15,315     1,047
   Vedior * (BO) ............................................    4,384        64
   VNU NV * (JA) ............................................    6,187       180
   Wereldhave NV (JS) .......................................      555        46
   Wolters Kluwer NV * (JA) .................................    7,651       139
                                                                         -------
                                                                          10,231
New Zealand - 0.2%
   Auckland International (BT) ..............................    6,406        27
   Carter Holt Harvey, Ltd. (BG) ............................   23,251        30
   Contact Energy Limited (J3) ..............................    7,747        29
   Fisher & Paykel AP (BW) ..................................    6,188        18
   Fisher & Paykel Industries, Inc. (JL) ....................    2,447        20
   Fletcher Building (BD) ...................................   11,497        33
   Fletcher Challenge Forests (BG) ..........................      543         1
   Indpendent Newspapers, Ltd. (JA) .........................    2,928         9
   NGC Holdings, Ltd. (J4) ..................................    3,744         7
   Sky City Entertainment Group, Ltd.(BZ) ...................   10,903        33
   Sky Network Television, Ltd. * (JA) ......................    2,653         8
   Telecom Corp. of New Zealand, Ltd. (J1) ..................   50,497       188
   The Warehouse Group, Ltd. (JD) ...........................    3,629        10
   Tower, Ltd. * (JR) .......................................    7,494         8
   Waste Management, Inc. (BO) ..............................    2,576         8
                                                                         -------
                                                                             429
Norway - 0.4%
   Aker Kvaerner - Notes (BB) ...............................      650        10
   Den Norske Bank (JP) .....................................   16,600       113
   Frontlinel, Ltd. (BR) ....................................    1,050        36
   Norsk Hydro ASA (BB) .....................................    3,740       243
   Norske Skogindustrier ASA - Cl. A * (BG) .................    2,850        51
   Orkla ASA * (JG) .........................................    4,900       123
   Petroleum Geo-Services SA * (BB) .........................      464        19
   Schibsted ASA (JA) .......................................    1,300        23
   Smedvig * (BA) ...........................................      850        10
   Statoil ASA * (BB) .......................................   11,200       142
   Storebrand ASA (JR) ......................................    5,600        38
   Tandberg ASA (JY) ........................................    3,475        37
   Telenor AS * (J1) ........................................   19,800       138
   Tomra Systems ASA (BM) ...................................    4,700        22
   Yara International (BC) ..................................    5,303        43
                                                                         -------
                                                                           1,048
Peru - 0.0%
   Credicorp, Ltd. (JP) .....................................    1,076        14
   Minas Buenaventura SA (BF) ...............................    1,722        37
   Southern Peru Copper Corp. (BF) ..........................      272   $    11
                                                                         -------
                                                                              62
Philippines - 0.0%
   Ayala Corp (JQ) ..........................................   90,000         9
   Ayala Land, Inc. * (JS) ..................................   91,000         9
   Bank of the Philippine Islands (JP) ......................   15,141        11
   Globe Telecom, Inc. (J2) .................................      586         9
   Philippine Long Distance Telephone Co. * (J1) ............      816        17
   San Miguel Corp. - Cl. B (JG) ............................    6,500         9
   SM Prime Holdings, Inc. (JS) .............................   63,000         7
                                                                         -------
                                                                              71
Poland - 0.1%
   AGORA (JA) ...............................................      480         6
   Bank Pekao SA (JP) .......................................    1,873        62
   Bank Przemyslowo-Handlowy (JP) ...........................      243        28
   Bank Zachodni (JP) .......................................      620        15
   BRE Bank SA (JP) .........................................      245         7
   Budimex SA - Ser. B * (BJ) ...............................      325         4
   Celuloza Swiecie (BG) ....................................      355         6
   Computerland SA * (JX) ...................................      170         5
   DEBICA - Ser. A * (BU) ...................................      175         6
   Grupa Kety SA (BF) .......................................      165         6
   KGHM Polska Miedz (BF) ...................................    3,102        24
   Orbis SA * (BZ) ..........................................      715         5
   Polska Groupa Farmaceutyczna (JM) ........................      260         4
   Polski Koncern Nafto * (BB) ..............................    8,450        68
   Prokom Software SA (JU) ..................................      272        12
   Telekomunikacja * (J1) ...................................   19,753        82
                                                                         -------
                                                                             340
Portugal - 0.3%
   Banco Comercial Portgues SA (JP) .........................   48,762       114
   Banco Espirito Santo SA * (JP) ...........................    2,782        46
   BPI-SGPS SA (JQ) .........................................    9,900        36
   Brisa-Auto Estradas de Portugal SA (BT) ..................    9,798        71
   Cimpor-Cimentos de Portugal (BD) .........................    5,487        27
   Electricidade de Portugal SA (J3) ........................   48,264       135
   Jeronimo Martins SA (JF) .................................      240         3
   Jeronimo Martins SGPS SA * (JF) ..........................      767         8
   Part Multimedia SGPS (JA) ................................    1,267        28
   Portugal Telecom SA * (J1) ...............................   23,897       258
   Sonae SGPS SA (BL) .......................................   26,406        29
                                                                         -------
                                                                             755
Singapore - 0.7%
   Allgreen Properties, Ltd. (JS) ...........................   13,000         7
   Ascendas Real Estate Investment Trust (JS) ...............   13,000        11
   Capital Commercial (99) ..................................    3,600         2
   Capitaland, Ltd. (JS) ....................................   26,000        21

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                Name of Issuer                                  Shares    Value
                --------------                                 -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Singapore - Continued
   CapitaMall Trust (JS) ...................................    15,000    $   15
   Chartered Semiconductor Manufacturing (J0) ..............    25,000        20
   City Developments, Ltd. (JS) ............................    12,000        38
   Comfort DelGro Corp., Ltd. (BS) .........................    47,000        34
   Creative Technology, Ltd. (JX) ..........................     1,400        15
   Cycle & Carriage, Ltd. (JB) .............................     3,000        11
   Datacraft Asia, Ltd. (JW) ...............................     6,000         6
   DBS Group Holdings, Ltd. (JP) ...........................    29,000       243
   Fraser and Neave, Ltd. (JG) .............................     4,620        38
   Haw Par Value Corp., Ltd. (BL) ..........................     2,490         7
   Keppel Corp., Ltd. - Cl. A (JQ) .........................    15,000        61
   Keppel Land, Ltd. (JS) ..................................     9,000         8
   Neptune Orient Lines, Ltd. (BR) .........................    28,000        38
   Oversea-Chinese Banking Corp., Ltd. (JP) ................    26,000       183
   Overseas Union Enterprise, Ltd. (BZ) ....................     1,000         4
   Parkway Holdings, Ltd. (JM) .............................    15,000        10
   Saint Assembly Test Service * (J0) ......................    10,000         8
   Sembcorp Industries, Ltd. (BL) ..........................    25,000        19
   Sembcorp Logistics, Ltd. (BT) ...........................     8,000         9
   Sembcorp Marine (BM) ....................................    13,000         7
   Singapore Airlines (BQ) .................................    15,000        98
   Singapore Exchange, Ltd. (JQ) ...........................    19,000        19
   Singapore Land, Ltd. (JS) ...............................     4,000        10
   Singapore Post, Ltd. (BP) ...............................    36,000        18
   Singapore Press (JA) ....................................    42,500       103
   Singapore Technology Engineering, Ltd. * (BH) ...........    36,000        43
   Singapore Telecommunications, Ltd. * (J1) ...............   167,000       218
   SMRT Corp. (BS) .........................................    17,000         7
   United Overseas Bank, Ltd. * (JP) .......................    32,000       249
   United Overseas Land, Ltd. (BZ) .........................    10,000        14
   Venture Manufacturing, Ltd. * (JY) ......................     6,000        63
   Wing Tai Holdings, Ltd. (JS) ............................    12,000         6
                                                                          ------
                                                                           1,663
South Africa - 1.3%
   African Bank Investments, Ltd. * (JQ) ...................    12,310        23
   Alexander Forbes, Ltd. (JQ) .............................     9,096        15
   Anglo American Platinum Corp., Ltd. *(BF)  ..............     1,744        66
   Anglo American plc * (BF) ...............................    38,023       777
   Anglogold * (BF) ........................................     3,574       116
   Aveng, Ltd. (BJ) ........................................     8,700        10
   AVI, Ltd. (BL) ..........................................     8,722        25
   Barlow, Ltd. * (BL) .....................................     5,533        59
   Bidvest Group, Ltd. (BL) ................................     6,766        57
   Edgars Consolidated Stores * (JE) .......................       700        17
   FirstRand, Ltd. (JP) ....................................    81,374       133
   Foschini, Ltd. (JE) .....................................     4,044        14
   Gold Fields Mining * (BF) ...............................    10,658       112
   Harmony Gold Mining * (BF) ..............................     6,944        73
   Impala Platinum Holdings, Ltd. (BF) .....................     1,741    $  132
   Imperial Holdings, Ltd. (JE) ............................     5,307        59
   Investec Ltd. (JQ) ......................................       622        12
   Iscor, Ltd. (BF) ........................................     5,433        34
   JD Group, Ltd. (JE) .....................................     4,381        30
   Liberty Life Association of Africa, Ltd. (JR) ...........     3,689        30
   M-Cell, Ltd. (J2) .......................................    35,908       165
   Massmart Holdings, Ltd. * (JF) ..........................     4,100        22
   Metro Cash and Carry (JF) ...............................    46,981        18
   Metropolitan Holdings, Ltd. (JR) ........................    15,632        18
   Murray & Roberts Holdings, Ltd. (BL) ....................     7,300        15
   Nampak, Ltd. (BE) .......................................    15,580        36
   Naspers, Ltd. - N Shares (JA) ...........................     7,666        57
   Nedcor, Ltd. * (JP) .....................................     5,226        52
   Network Healthcare Holdings, Ltd. (JM) ..................    31,257        22
   Old Mutual plc * (JR) ...................................   103,966       195
   Pick'n Pay Stores, Ltd. (JF) ............................     4,044        11
   Reunert, Ltd. (JY) ......................................     4,300        17
   Sanlam, Ltd. (JR) .......................................    71,246       101
   Sappi, Ltd. * (BG) ......................................     5,840        89
   Sasol, Ltd. * (BB) ......................................    15,473       239
   Shoprite Holdings, Ltd. (JF) ............................    11,051        17
   Standard Bank Investment Corp., Ltd. (JP) ...............    36,301       251
   Steinhoff International Holdings (BW) ...................    22,957        31
   Telkom Group, Ltd. (J1) .................................     4,510        58
   Tiger Brands Ltd. (JH) ..................................     4,510        64
   Tongaat Hulett Group (JH) ...............................     1,500        10
   Truworths International, Ltd. (JE) ......................    12,417        20
   Woolworth's Holdings, Ltd. (JD) .........................    22,783        26
                                                                          ------
                                                                           3,328
South Korea - 1.7%
   Amorepacific Corp. (JK) .................................       130        24
   Cheil Communications, Inc. (JA) .........................        60         8
   Cheil Industries (BY) ...................................     1,210        14
   CJ Corp. (JH) ...........................................       450        24
   Dae Duck Electronic (JY) ................................     1,010         8
   Daegu Bank (JP) .........................................     3,420        18
   Daelim Industrial Co., Ltd. (BJ) ........................       680        21
   Daewoo Engineering & Construction (BL) ..................     4,050        14
   Daewoo Heavy Industries, Ltd. (BM) ......................     1,800        12
   Daewoo Securities Co. (JQ) ..............................     2,610         8
   Daewoo Shipbuilding & Marine * (BM) .....................     2,600        31
   Daishin Securities * (JQ) ...............................       750         9
   Daum Communications Corp. (JT) ..........................       280        13
   Hana Bank * (JP) ........................................     3,370        71
   Hanjin Shipping Co., Ltd. (BR) ..........................     1,260        19
   Hankook Tire Co., Ltd. (BU) .............................     2,630        23
   Hanwha Chemical * (BC) ..................................     1,480         9

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                Name of Issuer                                  Shares    Value
                --------------                                 -------   -------
                                                                         (000's)
COMMON STOCK - Continued

South Korea - Continued
   Hite Brewery Co. (JG) ...................................       230    $   16
   Honam Petrochemical (BC) ................................       260         9
   Hyosung (BC) ............................................       620         5
   Hyundai Department Store * (JD) .........................       260         6
   Hyundai Heavy Industries Co., Ltd. (BM) .................     1,230        29
   Hyundai Industrial & Development (BJ) ...................     1,720        16
   Hyundai Mobis (BU) ......................................     1,490        66
   Hyundai Motor Co., Ltd. (BV) ............................     4,142       159
   Hyundai Securities Co. (JQ) .............................     2,140         8
   Kangwon Land, Inc. (BZ) .................................     2,890        32
   KIA Motors Corp. (BV) ...................................     4,364        37
   Kookmin Bank * (JP) .....................................     8,173       254
   Korea Electric Power Corp. * (J3) .......................     6,921       111
   Korea Exchange Bank * (JP) ..............................     3,310        17
   Korea Telecom Corp. (J1) ................................     3,770       126
   Korean Air Lines (BQ) ...................................       640         8
   KT & G Corp. * (JI) .....................................     2,650        61
   Kumgang Korea Che (BI) ..................................       140        14
   LG Cable & Machinery, Ltd. (BK) .........................       570         8
   LG Chemical (BC) ........................................     1,212        41
   LG Electronics, Inc. (BW) ...............................     2,446       116
   LG Engineering & Construction Co. (BJ) ..................       960        16
   LG Household & health (JJ) ..............................       300         9
   LG Investment & Securities Co., Ltd. * (JQ) .............     2,635        19
   LG Petrochemical (BC) ...................................       730        15
   NCsoft Corp. * (JT) .....................................       330        27
   NHN Corp. (JT) ..........................................       302        30
   Nong Shimco Co., Ltd. (JH) ..............................        90        21
   Pohang Iron & Steel Co., Ltd. (BF) ......................     1,920       248
   Poongsan Corp. (BF) .....................................       610         5
   Pusan Bank (JP) .........................................     3,240        18
   S-Oil Corp. (BB) ........................................     1,220        51
   S1 Corp. (BO) ...........................................       370         9
   Samsung Corp. (BN) ......................................     3,981        49
   Samsung Display Devices Co. (JY) ........................       940        99
   Samsung Electro-Mechanics Co. (JY) ......................     1,616        46
   Samsung Electronics * (J0) ..............................     3,619     1,494
   Samsung Fine Chemicals Co., Ltd. (BC) ...................       450         7
   Samsung Fire & Marine Insurance (JR) ....................       990        63
   Samsung Heavy Industries (BM) ...........................     4,670        21
   Samsung Securities Co., Ltd. (JQ) .......................     1,444        24
   Shinhan Financial (JP) ..................................     5,963        87
   Shinsegaeco, Ltd. (JD) ..................................       280        67
   SK Corp. (BB) ...........................................     2,400        95
   SK Telecom Co., Ltd. * (J2) .............................     1,091       179
   Yuhan Corp. (JO) ........................................       170        11
                                                                          ------
                                                                           4,175
Soviet Union - 0.0%
   Rostelecom - ADR * (J1) .................................     2,660    $   34
Spain - 3.0%
   Abertis Infrastructuras SA (BT) .........................     6,122       107
   Acciona SA (BJ) .........................................       779        48
   Acerinox SA (BF) ........................................     1,331        76
   ACS Actividades de Construccion y Servicos SA (BJ) ......     7,089       120
   Altadis SA -Ser. A (JI) .................................     7,498       232
   Amadeus Global Travel - Ser. A (BO) .....................     8,926        59
   Antena 3 TV * (JA) ......................................       442        23
   Banco Bilbao Vizcaya SA * (JP) ..........................    86,019     1,150
   Banco Popular Espanol SA (JP) ...........................     4,318       244
   Banco Santander Central Hispano SA * (JP) ...............   114,769     1,192
   Corp. Mapfre SA (JR) ....................................     2,943        36
   Endesa SA * (J3) ........................................    25,426       491
   Fomento de Construcciones y Contratas SA (BJ) ...........     1,400        52
   Gamesa Corp. Tecnologica, SA (BA) .......................     2,883        42
   Gas Natural SDG SA * (J4) ...............................     4,163       100
   Grupo Ferrovial SA * (BJ) ...............................     1,726        72
   Iberdrola SA (J3) .......................................    20,444       432
   Iberia Lineas Aereas de Espana SA (BQ) ..................    11,781        34
   Inditex (JE) ............................................     5,934       136
   Indra Sistemas SA (JU) ..................................     3,278        42
   Metrovacesa SA (JS) .....................................       951        36
   NH Hoteles SA * (BZ) ....................................     2,106        23
   Promotora de Informaciones SA (JA) ......................     1,976        35
   Repsol SA * (BB) ........................................    24,434       536
   Sociedad General de Aguas de Barcelona SA (J6) ..........     1,488        25
   Soge Cable (JA) .........................................       995        40
   Telefonica Publicidad e Informacion SA * (JA) ...........     4,312        29
   Telefonica SA * (J1) ....................................   125,745     1,861
   Union Electrica Fenosa SA (J3) ..........................     5,473       117
   Vallehermoso SA (JS) ....................................     2,542        35
   Zeltia SA * (JN) ........................................     3,894        27
                                                                          ------
                                                                           7,452
Sweden - 2.1%
   Ainax AB * (FB) .........................................       471        15
   Alfa Laval AB (BM) ......................................     1,818        29
   Assa Abloy * (BI) .......................................     8,000       102
   Atlas Copco AB (BM) .....................................     1,800        62
   Atlas Copco AB - Ser. A (BM) ............................     3,100       115
   Axfood AB (JF) ..........................................       686        18
   Billerud (BE) ...........................................     1,400        23
   Bostads Ab Drott * (JS) .................................        50         1
   Capio AB * (JM) .........................................     1,963        19
   Carnegie & Co. (JQ) .....................................     1,496        14
   Castellumab (JS) ........................................     1,043        25

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares     Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued
Sweden - Continued
   Drott AB (JS) ...........................................     1,000   $    13
   Electrolux AB - Ser. B * (BW) ...........................     7,500       144
   Elekta AB - Ser. B * (JL) ...............................       798        18
   Eniro AB Seki (JA) ......................................     4,444        34
   Gambro - Ser. A * (JM) ..................................     5,200        50
   Gambro - Ser. B (JM) ....................................     2,300        22
   Getinge AB - Ser. B (JL) ................................     4,112        49
   Hennes & Mauritz AB * (JE) ..............................    12,650       327
   Hoganas AB - Cl. B (BF) .................................       700        17
   Holmen AB - Ser. B (BG) .................................     1,300        38
   Lundlin Petroleum AB * (BB) .............................     4,477        24
   Modern Times Group (JA) .................................     1,350        26
   NetCom Systems, Inc. - Cl. B (J1) .......................     2,600       114
   Nobel Biocare AG * (JL) .................................       370        58
   Nordic Baltic Holding AB (JP) ...........................    58,500       422
   Omhex AB (JQ) ...........................................     1,600        19
   Sandvik AB (BM) .........................................     5,900       201
   SAS AB (BQ) .............................................     2,400        18
   Scania AB - Ser. B (BM) .................................     2,600        88
   Securitas AB * (BO) .....................................     8,000       100
   Skand Enskilda Banken - Cl. A (JP) ......................    12,600       182
   Skandia Forsakrings AB (JR) .............................    27,000       112
   Skanska AB - Ser. B (BJ) ................................     9,900        87
   SKF AB - Ser. A (BM) ....................................       100         4
   SKF AB - Ser. B (BM) ....................................     2,500        92
   SSAB Svensktal AB - Ser. A (BF) .........................     1,600        27
   SSAB Svensktal AB - Ser. B (BF) .........................       800        13
   Svenska Cellulosa AB - Cl. B (BG) .......................     5,200       198
   Svenska Handelsbanken - Ser. B (JP) .....................       300         6
   Svenska Handelsbanken, Inc. (JP) ........................    14,800       297
   Swedish Match (JI) ......................................     9,000        92
   Telefonaktiebolaget LM Ericsson AB (JW) .................   393,200     1,160
   Telia AB (J1) ...........................................    50,100       212
   Trelleborg AB - Ser. B (BU) .............................     2,000        35
   Volvo AB * (BM) .........................................     6,000       209
   Volvo AB - Ser. A (BM) ..................................     2,700        91
   Wihlborgs Fastigheter AB (JS) ...........................     1,119        15
   WM Data AB - Ser. B * (JU) ..............................    10,000        22
                                                                         -------
                                                                           5,059
Switzerland - 6.1%
   ABB, Ltd. (BK) ..........................................    50,405       276
   Adecco SA * (BO) ........................................     3,570       178
   Ciba Specialty Chemicals AG * (BC) ......................     1,833       132
   Clariant AG (BC) ........................................     6,226        91
   Credit Suisse Group * (JP) ..............................    30,709     1,092
   Geberit AG (BI) .........................................        96        64
   Givaudan (BC) ...........................................       193       112
   Holcim * (BD) ...........................................     4,975       271
   Kudelski SA * (JY) ......................................       879        25
   Kuoni Reisen Holding AG - Ser. B (BZ) ...................        80        35
   Logitech International SA (JX) ..........................     1,158        53
   Lonza Group AG (BC) .....................................     1,010   $    51
   Micronas Semiconductor Holdings AG * (JO) ...............       860        39
   Nestle SA * (JH) ........................................    10,916     2,912
   Nobel Biocare AG (JL) ...................................       235        37
   Novartis AG (JO) ........................................    64,415     2,843
   Phonak Holdings AG (JL) .................................     1,150        36
   Richemont (JE) ..........................................    14,210       371
   Rieter Holdings AG (BM) .................................       124        33
   Roche Holdings AG (JO) ..................................       118        16
   Roche Holdings AG * (JO) ................................    19,005     1,882
   Serono SA (JN) ..........................................       184       116
   SGS Holdings (BO) .......................................       116        63
   Straumann Holdings (JL) .................................       210        42
   Sulzer AG (BM) ..........................................        93        26
   Swatch Group (BY) .......................................       904       118
   Swatch Group AG * (BY) ..................................     1,460        39
   Swiss Reinsurance Co. * (JR) ............................     8,756       569
   Swisscom AG * (J1) ......................................       723       239
   Syngenta AG (BC) ........................................     2,913       244
   Synthes, Inc. * (JL) ....................................     1,190       136
   UBS AG * (JP) ...........................................    30,402     2,143
   Unaxis Holding AG * (JO) ................................       276        31
   Valora Holding AG (JE) ..................................       105        24
   Zurich Finance (JR) .....................................     3,915       618
                                                                         -------
                                                                          14,957
Taiwan - 1.3%
   Accton Technollogies, Inc. (JW) .........................    10,000         6
   Acer Communicaton (JX) ..................................    32,279        36
   Acer, Inc. * (JX) .......................................    32,589        46
   Advanced Semiconductor Engineering, Inc. (JO) ...........    44,805        35
   Advantech Co., Ltd. (JX) ................................     2,000         4
   Arima Computer (JX) .....................................    14,000         4
   Asia Cement Corp. (BD) ..................................    19,000        11
   Asia Optical Co., Inc. (BX) .............................     2,000        12
   Asustek Computer * (JX) .................................    31,557        72
   AU Optronics Corp. * (JY) ...............................    65,088        99
   BES Engineering Corp. (BJ) ..............................    22,000         4
   Cathay Construction * (JS) ..............................    15,000         8
   Cathay Financial Holding Co., Ltd. (JR) .................    77,000       139
   Chang Hwa Commercial Bank (JP) ..........................    60,000        34
   Cheng Shin Indiana (BU) .................................     9,000        12
   Chi Mei Optoelectronics Corp. (JX) ......................    30,000        48
   China Airlines (BQ) .....................................    13,000         7
   China Dev Fin Holding (JP) ..............................   156,787        80
   China Motor Corp. (BV) ..................................    10,000        14
   China Steel Corp. (BF) ..................................   117,000       111
   China Trust Finance (JP) ................................    76,363        85
   Chungwa Picture Tubes, Ltd. (JY) ........................    60,217        31
   Chungwa Telecom Co., Ltd. (J1) ..........................    33,000        57
   CMC Magnetics Corp. (JX) ................................    44,775        23

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares     Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued
Taiwan - Continued
   Compal Electronics, Inc. * (JX) .........................    44,775    $   49
   Compeq Manufacturing Co., Ltd. * (JX) ...................    12,000         4
   DD Link (JW) ............................................     8,000         9
   Delta Electronics Inc. (JY) .............................    16,500        21
   E. Sun Financial * (JP) .................................    27,000        16
   Eternal Chemical Co., Ltd. * (BC) .......................     7,000         4
   Eva Airways (BQ) ........................................    17,000         7
   Evergreen Marine Corp. (BR) .............................    13,000        11
   Far East Textile (BL) ...................................    33,000        19
   First Financial Holding, Co., Ltd. * (JQ) ...............    69,000        50
   Formosa Chemical & Fibre (BC) ...........................    32,867        51
   Formosa Plastic * (BC) ..................................    63,395        90
   Formosa Taffeta Co., Ltd. (BY) ..........................    12,000         5
   Fu Sheng Industrail Co., Ltd. (BL) ......................    10,000        16
   Fubon Financial Holding Co. (JQ) ........................    64,000        56
   Giant Manufacturing Co., Ltd. (BX) ......................     3,000         4
   Gigabyte Technology Co. (JX) ............................     8,000        12
   Hon Hai Precision Industry Co., Ltd. - Cl. G * (JY) .....    34,557       128
   Hua Nan Financial Holding Co. (JP) ......................    44,000        36
   International Bank of Taipei (JP) .......................    30,000        20
   Inventec Co., Ltd. (JX) .................................    22,000        14
   Kinpo Electronics (JZ) ..................................    16,200         8
   Largan Precision Co. (BL) ...............................     1,000        10
   Lite on Technology (JX) .................................    31,557        33
   Macronix International Co., Ltd. (J0) ...................    85,177        27
   MediaTek, Inc. (J0) .....................................     9,000        72
   Mega Financial Holding Co., Ltd. (JP) ...................   159,000       105
   Micro Star International (JX) ...........................     5,155         6
   Nan Ya Plastic Corp. (BC) ...............................    86,723       114
   Nien Hsing Textile Co., Ltd. (BY) .......................     6,000         5
   Nien Made Enterprises Co., Ltd. (JH) ....................     3,840         6
   Optimax Technology Corp. (JY) ...........................     4,000        13
   Oriental Union Chemical Corp. (BC) ......................     8,000         7
   Phoenixtec Power (BK) ...................................     7,000         7
   Polaris Securities (JQ) .................................    17,000         9
   Pou Chen Corp. (BY) .....................................    23,000        21
   Premier Image Technology (BX) ...........................     6,000         7
   President Chain Store Corp. (JF) ........................     9,000        17
   Prodisc Technology, Inc. * (JX) .........................     9,000         6
   Quanta Computer, Inc. (JX) ..............................    26,445        56
   Quanta Display, Inc. * (JY) .............................    30,000        21
   Realtek Semiconductor Corp. * (J0) ......................     9,186        12
   Ritek Corp. (JX) ........................................    35,651        16
   Sampo Corp. (BW) ........................................    18,000         5
   Shihlin Electric (BK) ...................................     6,000         4
   Shin Kong Financial Holding Co., Ltd. (JR) ..............    30,000        25
   Siliconware Precision (J0) ..............................    26,465        21
   Sinopac Holding (JP) ....................................    52,000        27
   Synnex Technology International Corp. (JY) ..............     9,000        15
   SYSTEX Corp. (JU) .......................................    14,000    $    6
   Taishin Financial Holding Co., Ltd. (JP) ................    46,000        38
   Taiwan Cellular Corp. (J2) ..............................    36,000        34
   Taiwan Cement (BD) ......................................    24,000        11
   Taiwan Glass Industrial Corp. (BI) ......................     7,560         6
   Taiwan Secom Co. (BO) ...................................     5,000         5
   Taiwan Semiconductor * (J0) .............................   288,527       415
   Taiwan Styrene Monomer Corp. (BC) .......................     8,000         6
   Tatung (BL) .............................................    59,146        23
   Teco Electric & Machine (BK) ............................    28,000         9
   Uni-President Enterprises Co. (JH) ......................    34,000        15
   United Microelectronics Corp. * (J0) ....................   250,525       186
   Via Technologies Inc. * (J0) ............................    15,310        13
   Walshin Lihwa W&C (BK) ..................................    34,000        15
   Wan Hai Lines, Ltd. (BR) ................................    12,000        11
   Winbond Electronic (J0) .................................    62,084        28
   WUS Printed Circuit (JY) ................................     7,000         4
   Ya Hsing Indiana Co. * (JY) .............................     9,000        11
   Yageo Corp. (JY) ........................................    38,000        20
   Yang Ming Marine (BR) ...................................    17,000        16
   Yieh Phuients Co. (BD) ..................................    14,000         9
   Yue Loong Motor Co. (BV) ................................    14,000        15
   Yuen Foong Yu Manufacturing Co., Ltd. (BG) ..............    18,000         9
   Zyxel Communication (JW) ................................     4,000         8
                                                                          ------
                                                                           3,188
Thailand - 0.3%
   Advanced Info Service Public Co., Ltd. (J2) .............     7,800        17
   Advanced Information Services (J2) ......................    16,900        38
   Airports of Thailand (BT) ...............................     2,600         3
   Airports of Thailand * (BT) .............................     9,100        12
   Bangkok Bank (JP) .......................................     7,500        17
   Bangkok Bank Co., Ltd. * (JP) ...........................    26,200        63
   Bangkok Expressway Public Co., Ltd. (BT) ................     9,700         6
   Banpu Co. (BF) ..........................................     2,700         9
   Bec World (JA) ..........................................    17,300         7
   Bec World Public Co., Ltd. (JA) .........................     7,900         3
   Charoen Polcphand Foods Public Co., Ltd. (JH) ...........    64,100         6
   Delta Electronics (JY) ..................................    10,000         6
   Electricity Generating Public Co., Ltd. (J3) ............     3,400         6
   GMM Grammy Public Co., Ltd. (JA) ........................     6,900         3
   Hana Micorelectronic Public Co., Ltd. (JY) ..............    11,500         8
   Italian Thai Development Public Co., Ltd. (BJ) ..........    33,500         8
   ITV Public Co., Ltd. * (BL) .............................     8,400         3
   Kasikornbank Public Co., Ltd. * (JP) ....................     5,900         7
   Kiatnakin Finance Public Co., Ltd. (JQ) .................     5,600         5

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                         Shares      Value
                       --------------                       ----------   -------
                                                                         (000's)
COMMON STOCK - Continued
Thailand - Continued
   Kim England Securities, Ltd. * (FB) ..................        3,100    $    3
   Krung Thai Bank Public Co., Ltd. (JP) ................       78,300        21
   Land & Houses (BJ) ...................................       65,300        16
   Land & Houses Public Co., Ltd. (JS) ..................       30,500         7
   National Finance Public Co., Ltd. * (JQ) .............       18,300         7
   National Petrochemical Public Co., Ltd. (BC) .........        2,100         5
   PTT Exploration & Production Public Co., Ltd. (BB) ...        4,900        30
   PTT Public Co. (BB) ..................................       17,800        68
   PTT Public Co., Ltd. (BB) ............................        5,700        21
   Ratchaburi Electric (J3) .............................        6,200         3
   Sahavirya Steel Industries Public Co., Ltd. * (BD) ...       11,100         8
   Seven Eleven (JF) ....................................        2,500         4
   Shin Corp. (J2) ......................................       28,800        25
   Siam Cement Co. * (BD) ...............................        8,437        51
   Siam City Cement Public Co., Ltd. (BD) ...............        1,300         8
   Siam Commercial Bank * (JP) ..........................        4,800         5
   Siam Commercial Bank Public Co. * (JP) ...............       10,700        12
   Siam Makro Public Co., Ltd. * (JD) ...................        2,400         3
   Sino Thai Engineering & Construction * (BJ) ..........       13,800         4
   Telecomasia * (J1) ...................................       37,800         5
   Thai Airways International plc (BQ) ..................       14,200        19
   Thai Farmers Bank Public Co., Ltd. * (JP) ............       32,300        41
   Thai Olefins Public Co., Ltd. * (BC) .................        5,500         8
   Thai Union Frozen Products Public Co., Ltd. (JH) .....        8,400         4
   The Siam Cement Public Co., Ltd.. (BI) ...............        3,700        21
   Tisco Finance plc (JQ) ...............................        8,500         5
                                                                          ------
                                                                             631
Turkey - 0.2%
   Akbank TAS * (JP) ....................................   14,899,355        55
   Akrilik Kimya Sanayii SA (BY) ........................      308,000         2
   Aksigorta * (JR) .....................................    1,520,000         4
   Alarko Holdings (JQ) .................................      137,000         3
   Anadolu Efes Biracilik ve Malt Sanayii AS * (JG) .....    1,601,883        19
   Arcelik AS (BW) ......................................    2,270,521        11
   Aygaz AZ (J4) ........................................    1,848,000         4
   CIMSA (BD) ...........................................    1,377,000         3
   Dogan Holdings * (BO) ................................    1,460,750         2
   Dogan Sirketler Grubu Holding AS (JQ) ................    5,843,000         8
   Dogan Yayin Holding Corp. * (JA) .....................    2,232,000         7
   Eregli Demir ve Celik Fabrikalari TAS (BF) ...........   10,343,184        26
   Ford Otomotiv Sanayi AS (BV) .........................    1,659,934        12
   Haci Omer Sabanci Holding AG (JQ) ....................    6,811,211    $   20
   Hurriyet Gazete * (JA) ...............................    2,435,000         7
   Koc Holding AS (JQ) ..................................    4,482,155        20
   Migros Turk T.A.S. (JF) ..............................    1,463,000         7
   T Sise Co. (BW) ......................................    4,003,000         7
   Tofas Otomobil (BV) ..................................    3,193,000         6
   Trakya * (BI) ........................................    2,261,000         5
   Tupras-Turkiye Petrol Rafinerileri AS (BB) ...........    2,487,737        16
   Turkcell Iletisim Hizmetleri AS (J2) .................    1,986,841        25
   Turkiye Garanti Bankasi AS * (JP) ....................    8,165,662        24
   Turkiye Is Bankasi - Cl. C * (JP) ....................   12,146,756        44
   Vestel Elektronik Sanayi ve Ticaret AS (BW) ..........    2,258,000         7
   Yapi ve Kredi Bankasi AS * (JP) ......................    9,608,380        23
                                                                          ------
                                                                             367
United Kingdom - 20.6%
   3I GROUP (JQ) ........................................       15,710       174
   Aegis Group plc (JA) .................................       28,822        47
   Aggreko plc (BO) .....................................        6,663        20
   Alliance Unichem (JM) ................................        6,310        75
   AMEC plc (BJ) ........................................        7,702        38
   Amvescap plc * (JQ) ..................................       17,666       120
   ARM Holdings plc (J0) ................................       26,334        57
   Arriva plc (BS) ......................................        4,475        33
   Association British Ports (BT) .......................        8,519        62
   AstraZeneca Group plc * (JO) .........................       43,892     1,969
   Balfour Beatty plc (BJ) ..............................       10,767        52
   Barclays (JP) ........................................      170,484     1,452
   Barratt Developments plc (BW) ........................        6,152        66
   BBA Group plc (BT) ...................................       11,712        58
   Bellway plc (BW) .....................................        2,588        36
   BG Group plc * (BB) ..................................       90,882       560
   Billiton plc (BF) ....................................       63,528       551
   BOC Group plc * (BC) .................................       13,417       225
   Boots Group (JF) .....................................       21,232       265
   BP Amoco plc (BB) ....................................      574,420     5,071
   BPB (BD) .............................................       12,676        94
   Brambles Industries * (BO) ...........................       18,705        72
   British Aerospace plc (BH) ...........................       82,266       327
   British Airport Authority plc (BT) ...................       28,893       290
   British Airways plc * (BQ) ...........................       13,903        69
   British American Tobacco plc * (JI) ..................       39,996       620
   British Land Co. plc (JS) ............................       12,543       158
   British Sky Broadcast plc (JA) .......................       33,809       381
   BT Group (J1) ........................................      222,167       800
   Bunzl (BO) ...........................................       11,735        98
   Cable & Wireless plc * (J1) ..........................       61,386       144
   Cadbury Schweppes plc * (JH) .........................       53,027       457
   Capita Group plc (BO) ................................       17,224        99
   Carnival plc (BZ) ....................................        4,528       220
   Cattles plc (JQ) .....................................        8,424        48
   Celltech Group plc * (JN) ............................        7,152        71

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued
United Kingdom - Continued
   Centrica plc (J4) .......................................   109,584    $  446
   CGU plc (JR) ............................................    58,104       599
   Close Brothers Group plc (JQ) ...........................     3,596        51
   Cobham plc (BH) .........................................     2,834        72
   Compass Group plc * (BZ) ................................    55,329       338
   Cookson Group plc * (BL) ................................    43,751        33
   Corus Group plc * (BF) ..................................   111,904        81
   Daily Mail & General Trust (JA) .........................     7,843       104
   Davis Service (BO) ......................................     5,245        37
   DCC plc (BL) ............................................       400         7
   De La Rue plc (BO) ......................................     4,733        30
   Diageo plc * (JG) .......................................    80,069     1,079
   Dixons Group plc (JE) ...................................    50,051       150
   Eircom Group plc * (J1) .................................    10,156        18
   Electrocomponents plc * (BN) ............................    11,177        72
   EMAP plc * (JA) .........................................     6,597        89
   EMI Group plc (JA) ......................................    20,296        90
   Enterprise Inns (BZ) ....................................     4,171        43
   Exel * (BP) .............................................     7,708       107
   Firstgroup (BS) .........................................    10,517        53
   FKI plc (BL) ............................................    14,956        33
   Friends Provident plc * (JR) ............................    42,398       113
   George Wimpey plc (BW) ..................................     9,843        66
   GKN * (BU) ..............................................    18,806        85
   GlaxoSmithKline plc * (JO) ..............................   154,763     3,131
   Great Portland Estates plc (JS) .........................     4,133        19
   Hammerson plc (JS) ......................................     7,096        90
   Hanson Building Materials * (BD) ........................    18,525       127
   Hays plc * (BO) .........................................    43,002        96
   HBOS * (JP) .............................................   100,721     1,246
   Hilton Group plc * (BZ) .................................    42,775       214
   HMV Group plc * (JE) ....................................     8,986        39
   HSBC Holdings plc (JP) ..................................   286,609     4,261
   ICAP (JQ) ...............................................    11,141        55
   IMI (BM) ................................................     9,010        61
   Imperial Chemical Industries plc * (BC) .................    30,641       128
   Imperial Tobacco Group plc (JI) .........................    18,731       403
   Inchcape plc (JB) .......................................     1,803        57
   Independent News (JA) ...................................     6,417        15
   Intercontinental Hampshire (BZ) .........................    18,971       200
   Intertek Group plc (BL) .................................     3,579        37
   Invensys plc (BM) .......................................   146,432        48
   ITV (JA) ................................................   110,294       231
   J Sainsbury plc * (JF) ..................................    39,782       205
   Johnson Matthey (BF) ....................................     5,628        94
   Kelda Group plc (J6) ....................................     9,945        90
   Kerry Group (JH) ........................................       800        17
   Kesa Electricals (JE) ...................................    13,591        71
   Kidde plc (BK) ..........................................    21,333        46
   Kingfisher * (JE) .......................................    62,350       324
   Kingspan Group plc * (BI) ...............................     2,435        15
   Land Securities SGP (JS) ................................    12,564       264
   Legal & General Group plc (JR) ..........................   174,723       301
   Liberty National (JP) ...................................     6,369    $   88
   Lloyds TSB Group plc (JP) ...............................   146,196     1,144
   Logica plc * (JU) .......................................    19,306        64
   London Stock Exchange plc (JQ) ..........................     7,120        47
   Manitoba Group (JQ) .....................................     7,541       195
   Marconi Group plc * (JW) ................................     4,815        60
   Marks & Spencer * (JD) ..................................    60,809       400
   Meggitt plc (BH) ........................................     6,755        32
   MFI Furniture Group (BW) ................................    15,783        43
   Misys plc (JV) ..........................................    14,419        52
   Mitchells & Butler (BZ) .................................    13,419        68
   National Express Group (BS) .............................     3,230        39
   National Grid Group * (J3) ..............................    79,313       612
   National Power plc (J5) .................................    28,586        73
   Next Group (JD) .........................................     7,039       182
   Novar plc (BI) ..........................................    11,031        25
   Pearson plc * (JA) ......................................    21,624       263
   Peninsular & Oriental Steam Navigation Co. (BR) .........    19,050        76
   Persimmon plc (BW) ......................................     6,918        79
   Pilkington plc (BI) .....................................    26,149        46
   Premier Farnell plc (JY) ................................     8,500        38
   Provident Financial (JQ) ................................     6,532        71
   Prudential Corp. (JR) ...................................    51,581       444
   Punch Taverns plc (BZ) ..................................     5,992        55
   Rank Group plc * (BZ) ...................................    15,289        83
   Reckitt Benckiser * (JJ) ................................    15,344       434
   Reed International plc (JA) .............................    34,135       332
   Rentokil Initial plc (BO) ...............................    47,252       124
   Reuters Group plc * (JA) ................................    38,619       259
   Rexam (BE) ..............................................    14,051       114
   Rio Tinto plc * (BF) ....................................    27,489       661
   RMC Group plc * (BD) ....................................     6,811        75
   Rolls Royce Group * (BH) ................................    39,313       179
   Rolls Royce Group - Cl. B * (BV) ........................   959,000         2
   Royal & Sun Alliance Insurance Group * (JR) .............    74,055       111
   Royal Bank of Scotland Group * (JP) .....................    77,447     2,230
   Ryanair Holdings (BQ) ...................................     1,624         9
   Schroders (JQ) ..........................................     3,199        36
   Scottish & Newcastle (JG) ...............................    20,596       162
   Scottish and Southern Energy (J3) .......................    23,115       286
   Scottish Power plc * (J3) ...............................    49,934       361
   Securicor plc (BO) ......................................    13,768        32
   Serco Group plc (BO) ....................................    11,270        44
   Severn Trent (J6) .......................................     8,874       128
   Shell Transport & Trading Co. plc * (BB) ................   252,322     1,850
   Signet Group (JE) .......................................    44,166        92
   Slough Estates Finance plc (JS) .........................    10,753        87
   Smith & Nephew (JL) .....................................    25,078       270
   Smiths Group (BL) .......................................    15,172       205
   South African Breweries plc * (JG) ......................    21,561       279
   SSL International plc (JL) ..............................     4,886        25

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                         Market
                       Name of Issuer                         Shares      Value
                       --------------                       ---------   --------
                                                                        (000's)
COMMON STOCK - Continued
United Kingdom - Continued
   Stagecoach Holdings plc (BS) .........................      26,928   $     44
   Tate & Lyle (JH) .....................................      10,539         63
   Taylor Woodrow (BW) ..................................      15,208         71
   Tesco plc * (JF) .....................................     198,207        957
   The Berkeley Group plc (BW) ..........................       2,816         63
   The Great Universal Stores plc (JC) ..................      27,156        416
   The Sage Group plc (JV) ..............................      31,670        107
   Tomkins plc (BL) .....................................      19,882         99
   Trinity Mirror plc (JA) ..............................       7,207         85
   Unilever plc * (JH) ..................................      71,289        699
   United Business Media (JA) ...........................       8,633         79
   United Utilites - Cl. A (J6) .........................       7,960         48
   United Utilities plc * (J5) ..........................      14,287        134
   Vodafone AirTouch plc (J2) ...........................   1,764,375      3,862
   Waterford Wedgewood (BW) .............................       9,080          2
   Whitbread * (BZ) .....................................       7,613        114
   William Hill (BZ) ....................................      10,830        109
   Wolseley (BN) ........................................      15,683        243
   WPP Group plc * (JA) .................................      27,081        275
   Yell Group plc (JA) ..................................      17,910        112
                                                                        --------
                                                                          50,808
United States - 1.3%
   Alvarion, Ltd. (JW) ..................................         998         13
   AO Mosenergo - ADR (J3) ..............................       2,476         19
   Banco Bradesco SA - ADR (JP) .........................       2,429        112
   Banco Santander Chile - ADR (JP) .....................       2,767         74
   Brasil Telecom Participacoes S.A. (J1) ...............         966         30
   Braskem SA - ADR (BC) ................................       7,493        138
   Centrais Electricas Brasileirias SA -
      ADR Cl. B * (J3) ..................................       2,207         11
   Check Point Software Technologies, Ltd. * (JT) .......       5,126        138
   Companhia De Bebidas ADR (JG) ........................       4,804         96
   Companhia Energetica de Minas Gerias  - ADR (J3) .....       1,994         30
   Companhia Siderurgica Nacional - SA -  ADR * (BF) ....       3,152         38
   Companhia Vale do Rio Doce - ADR (BF) ................       5,046        215
   Compania Anonima Nacional
      Telefonos De Venezuela - ADR (J1) .................       2,697         54
   Compania Brasileira de Distribuicao
      Grupo Pao de Acucar - ADR (JF) ....................         485          8
   Compania Cervecerias Unidas SA - ADR * (JG) ..........         470         10
   Compania de Telecomunicaciones de Chile SA * (J1) ....       8,006         98
   Distribucion y Servicio D&S SA - ADR (JF) ............         849         13
   ECI Telecommunications, Ltd. * (JW) ..................       1,334          9
   Embotelladora Andina SA - ADR * (JG) .................         935         11
   Embotelladora Andina SA - Ser. B ADR (JG) ............       1,052   $     12
   Embratel Participacoes SA - ADR (J1) .................       3,384         47
   Empresa Brasileira de Aeronautica SA * (BH) ..........       1,584         45
   Empresa Nacional de Electricidad SA - ADR * (J3) .....       6,680         83
   Enersis SA - ADR * (J3) ..............................      15,963         95
   Gerdeau SA - ADR (BF) ................................       2,792         34
   Given Imaging, Ltd. * (JL) ...........................         316         11
   JSC Norilsk Nickel - ADR (BL) ........................       1,861        102
   Lukoil Holding - ADR * (BB) ..........................       2,907        306
   M-Systems Flash Disk Pioneers, Ltd. * (JX) ...........         602          9
   Orbotech, Ltd. * (JY) ................................         835         17
   Petrobas Energia Participacoes SA - ADR Cl. B (JQ) ...       2,541         25
   Petroleo Brasileiro SA * (BB) ........................       6,036        168
   Petroleo Brasileiro SA - ADR (BB) ....................       8,385        208
   PT Indonesian Satellite Corp. - ADR (J1) .............       1,984         42
   Radware, Ltd. * (JT) .................................         401          7
   Ryanair Holdings plc - ADR * (BQ) ....................         581         19
   Ship Finance International, Ltd. * (BR) ..............         262          4
   Surgutneftegaz - ADR (BB) ............................      16,177        561
   Tele Centro Oeste Celular Participacoes - ADR (J2) ...       1,301         12
   Tele Norte Leste Participacoes SA - ADR (J1) .........       5,501         70
   Telesp Celular Participacoes SA - ADR * (J2) .........       3,624         28
   Tenaris SA - ADR (BA) ................................       1,125         37
   Unibanco - Uniao de Bancos
   Brasileiros SA - GDR * (JP) ..........................       1,735         34
   Unified Energy Systems Russia - ADR (J3) .............       3,060         81
   Vina Concha y Toro SA - ADR (JG) .....................         371         18
   Votorantim Celulose e Papel SA - ADR (BG) ............         530         17
                                                                        --------
                                                                           3,209
                                                                        --------
                                      TOTAL COMMON STOCK-
                                          (Cost $219,363)        97.2%   239,968
PREFERRED STOCK

Australia - 0.2%
   News Corp., Ltd. (JA) ................................          70        571

Brazil - 0.2%
   BCO Itau Holdings Financeira (JP) ....................       1,440        134
   Caemi Mieracao e Metalurgia SA (BF) ..................          40         15

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
                       --------------                         -------   --------
                                                                         (000's)
PREFERRED STOCK - Continued
Brazil - Continued
   Compahnia de Bebidas das Americas (JG) .................       120   $     24
   Companhia Vale do Rio Doce (BF) ........................         8         31
   Empresa Bras De Aerona (BH) ............................         3         23
   Klabin SA (BG) .........................................        11         15
   Petroleo Brasileiro SA - Petrobras (BB) ................         2         55
   Sadia SA (JH) ..........................................        11         14
   Tele Norte Leste Participacoes SA (J1) .................     1,500         19
   Usinas Siderurgicas de Minas SA (BF) ...................         1         12
   Votorantim Papel (BG) ..................................       200         13
                                                                        --------
                                                                             354
Germany - 0.2%
   Fresenius Medical Care AG (JM) .........................         7         36
   Henkel KGAA (JJ) .......................................         2        138
   Porsche AG (BV) ........................................         2        135
   Prosiebebensati Medi (JA) ..............................         2         36
   RWE AG (J5) ............................................         1         40
   Volkswagen AG (BV) .....................................         3         78
   Wella AG (JK) ..........................................         1          5
                                                                        --------
                                                                             469
New Zealand - 0.0%
   Tenon, Ltd. (BG) .......................................         1          2
South Korea - 0.1%
   Hyundai Motor Co. (BV) .................................         1         21
   LG Electronics, Inc. (BW) ..............................         1         14
   Samsung Electronics, Inc. (BL) .........................         6        156
                                                                        --------
                                                                             191
Switzerland - 0.0%
   Schindler Holding AG (BM) ..............................       147         42
Thailand - 0.0%
   PTT Exploration & Production Public Co. (BB) ...........         2         16
   Siam Commercial Bank Public Co. (JP) ...................         6          6
                                                                        --------
                                                                              22
                                                                        --------
                                    TOTAL PREFERRED STOCK-
                                             (Cost $1,514)        0.7%     1,651
WARRANTS
Mexico - 0.0%
   Cemex SA (BI) expires 12/21/04 .........................       137          0
Singapore - 0.0%
   City Developments (JS) expires 05/10/06 ................     1,300          2
                                                                        --------
                                           TOTAL WARRANTS-
                                                 (Cost $0)        0.0%         2
RIGHTS
Thailand - 0.0%
   True Corporation (J1) expires 04/30/08 .................    35,747   $      0
Turkey - 0.0%
   Eregli Demir ve Fabrikalari TAS (BF)
      expires 07/13/04 ....................................   427,576          1
                                                                        --------
                                             TOTAL RIGHTS-
                                                 (Cost $0)        0.0%         1
                                                              -------   --------
                                           TOTAL LONG-TERM
                                              INVESTMENTS-
                                           (Cost $220,877)       97.9%   241,622

                                                               Par
                                                              Value
                                                             -------
                                                             (000's)
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 18.6%
   State Street Navigator Securities
      Lending Portfolio ..................................   $46,017     46,017
SHORT-TERM INVESTMENTS
   Investment in joint trading account
      1.344% due 07/01/04 ................................     1,885      1,885
   U.S. Treasury - Bills (a)
      0.95% due 07/29/04 .................................        10         10
                                                             -------   --------
                                          TOTAL SHORT-TERM
                                              INVESTMENTS-
                                             (Cost $1,895)       0.8%     1,895
                                                             -------   --------
                                        TOTAL INVESTMENTS-
                                           (Cost $268,789)     117.3%   289,534
                      Payables, less cash and receivables-     (17.3)%  (42,731)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $246,803
                                                             -------   --------

*    Non-income producing security.

ADR-American Depository Receipt.

GDR-Global Depository Receipt.

(a) Security segregated to cover initial margin requirements on open financial futures.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                            Market      % of
                                              Industry      Value     Long-Term
           Industry                         Abbreviation    (000s)   Investments
           --------                         ------------   -------   -----------
Banks ...................................        JP        $40,278      16.7%
Oil & Gas ...............................        BB         21,142       8.8%
Pharmaceuticals .........................        JO         16,329       6.8%
Diversified Telecommunication Services ..        J1         10,885       4.5%
Insurance ...............................        JR         10,839       4.5%
Metals & Mining .........................        BF          8,668       3.6%
Automobiles .............................        BV          7,490       3.1%
Electric Utilities ......................        J3          7,446       3.1%

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                           Market       % of
                                             Industry       Value     Long-Term
                 Industry                  Abbreviation    (000s)    Investments
                 --------                  ------------   --------   -----------
Food Products ..........................        JH        $  7,105        2.9%
Wireless Telecommunications Services ...        J2           6,972        2.9%
Diversified Financials .................        JQ           6,919        2.9%
Media ..................................        JA           6,680        2.8%
Chemicals ..............................        BC           6,343        2.6%
Household Durables .....................        BW           5,213        2.2%
Communications Equipment ...............        JW           4,308        1.8%
Semiconductor Equipment & Products .....        J0           4,280        1.8%
Food & Drug Retailing ..................        JF           4,147        1.7%
Electronic Equipment & Instruments .....        JY           3,736        1.5%
Electrical Equipment ...................        BK           3,592        1.5%
Beverages ..............................        JG           3,430        1.4%
Machinery ..............................        BM           3,167        1.3%
Real Estate Operations .................        JS           3,074        1.3%
Hotels Restaurants & Leisure ...........        BZ           2,645        1.1%
Multiline Retail .......................        JD           2,506        1.0%
Road & Rail ............................        BS           2,377        1.0%
Industrial Conglomerates ...............        BL           2,268        0.9%
Commercial Services & Supplies .........        BO           2,257        0.9%
Specialty Retail .......................        JE           2,253        0.9%
Construction Materials .................        BD           2,145        0.9%
Auto Components ........................        BU           2,042        0.8%
Gas Utilities ..........................        J4           1,725        0.7%
Tobacco ................................        JI           1,724        0.7%
Computers & Peripherals ................        JX           1,588        0.7%
Office Electronics .....................        JZ           1,549        0.6%
Software ...............................        JV           1,505        0.6%
Building Products ......................        BI           1,497        0.6%
Health Care Equipment & Supplies .......        JL           1,438        0.6%
Multi-Utilities ........................        J5           1,438        0.6%
Paper & Forest Products ................        BG           1,408        0.6%
Construction & Engineering .............        BJ           1,392        0.6%
Trading Companies & Distributors .......        BN           1,324        0.5%
Textiles & Apparel .....................        BY           1,300        0.5%
Aerospace & Defense ....................        BH           1,281        0.5%
IT Consulting & Services ...............        JU           1,168        0.5%
Transportation Infrastructure ..........        BT           1,166        0.5%
Household Products .....................        JJ           1,103        0.5%
Marine .................................        BR             972        0.4%
Leisure Equipment & Products ...........        BX             886        0.4%
Personal Products ......................        JK             874        0.4%
Air Freight & Couriers .................        BP             821        0.3%
Internet Software & Services ...........        JT             784        0.3%
Real Estate Development ................        JS             742        0.3%
Airlines ...............................        BQ             588        0.2%
Health Care Providers & Services .......        JM             520        0.2%
Internet & Catalog Retail ..............        JC             492        0.2%
Containers & Packaging .................        BE             369        0.2%
Water Utilities ........................        J6             292        0.1%
Biotechnology ..........................        JN        $    250        0.1%
Real Estate Investment Trust ...........        JS             223        0.1%
Energy Equipment & Services ............        BA             222        0.1%
Distributors ...........................        JB             172        0.1%
Diversified Telecommunication
   Services ............................        JI             144        0.1%
Commingled Fund ........................        99              78        0.0%
Finance ................................        FB              51        0.0%
                                                          --------      -----
                                                          $241,622      100.0%
                                                          ========      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock International Equity Index Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of December 31, 2003. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Multi-Class Operations: All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Securities lending: The Fund has entered into an agreement with State Street Bank and Trust Company ("SSBT") to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $43,874                   $46,017

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, open financial futures contracts for the Fund were as follows:

                                  Open                                    Unrealized
                               Contracts   Position   Expiration Month   Appreciation
                               ---------   --------   ----------------   ------------
CAC 40 10 Euro Index Futures       7         Long       September 04         $(2)
TOPIX Index Futures               13         Long       September 04          39
Share Price Index Futures          5         Long       September 04           4

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                   Open                                    Unrealized
                                Contracts   Position   Expiration Month   Appreciation
                                ---------   --------   ----------------   ------------
S&P Canada 60 Index Futures          6        Long       September 04          $12
DAX Index Futures                    4        Long       September 04           13
IBEX 35 Index Futures                1        Long       September 04            1
MIB 30 Index Futures                 1        Long       September 04            3
Hang Seng Stock Index Futures        2        Long          July 04              1
FTSE 100 Index Futures              20        Long       September 04            3
                                                                               ---
                                                                               $74
                                                                               ===

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2004, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                                                Unrealized
                       Principal Amount                        Appreciation/
                     Covered by Contract   Expiration Month   (Depreciation)
                     -------------------   ----------------   --------------
Currency Purchased
Australian Dollar             173            September 04          $ (1)
Canadian Dollar               403            September 04             2
Euro                          452            September 04             1
Pound Sterling              1,352            September 04            (6)
Hong Kong Dollar              172            September 04             -
Japanese Yen                1,081            September 04           (20)
                                                                   ----
                                                                   $(24)
                                                                   ====

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $6,989, $7,680 and $7,444 which expire in 2009, 2010 and 2011, respectively.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $337. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                          Between
                     $100 Million and    Excess Over
First $100 Million     $200 Million     $200 Million
------------------   ----------------   ------------
       0.18%               0.15%            0.11%

     For the period from January 1, 2004 to April 30, 2004, John Hancock and JVLICO agreed to reimburse the Fund for normal operating expenses, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses that exceed 0.10% of the Fund's daily net asset value. Accordingly, for the period from January 1, 2004 to April 30, 2004 the Fund was reimbursed $16 by John Hancock and JVLICO. On March 18, 2004, the Fund's Shareholders approved the removal of John Hancock and JVLICO's respective obligations to reimburse the Fund for excess operating expenses effective May 1, 2004.

     John Hancock has entered into a Sub-Advisory Agreement with State Street Global Advisers Funds Managment, Inc., and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

     Distribution Plan: In accordance with Rule 12b-1 of the Invesment Company Act of 1940, the Board of Trustees have approved a Distribution Plan ("the
Plan") for NAV Series, Series I and Series II. Series I shares of the Fund are subject to a Rule 12b-1 fee of up to .40% of Series I shares' average daily net assets. Series II shares of the Fund are subject to a Rule 12b-1 fee of up to ..60% of Series II shares' average daily net assets. The distributor may use Rule 12b-1 fees only for any distribution expenses relating to the class.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $112,278          $37,309

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $155,390       $23,775       $(11,984)        $11,791

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $22,113          $11,791

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $3,685                  $--                     $479
2002          2,052                   --                       --

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION

     On June 18, 2004, the shareholders of the Fund (acquiring fund) approved the combination of the funds in the following table:

        Acquiring Fund                    Target Fund
        --------------                    -----------
VST International Equity Index   MIT International Index Trust

     These combinations provided for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                         Trust Shares                   Target Fund    Acquiring Fund       Acquiring Fund
    Acquiring Fund         Issued by     Target Fund    Unrealized    Net Assets Prior   Aggregate Net Assets
   vs. Target Fund      Acquiring Fund    Net Assets   Depreciation    to Combination      After Combination
---------------------   --------------   -----------   ------------   ----------------   --------------------
VST International
Equity Index
Series I vs.
MIT International
Index Trust Series I         1,750         $24,566        $   621          $33,341             $57,907

VST International
Equity Index
Series II vs.
MIT International
Index Trust Series II        1,462         $20,531        $(6,020)         $   536             $21,067

NOTE F--OTHER MATTERS

Section 30 and Rule 30e-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish in their annual reports, information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                             For   Against   Abstain
                                                             ---   -------   -------
To approve, as to the International Equity Index Fund, an
   amendment to the current investment mangement agreement
   between the Trust and John Hancock to eliminate John
   Hancock's obligation to reimburse this Fund for
   certain operating expenses.                               88%      7%        5%

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Large Cap Growth Fund
Independence Investment LLC                                      Paul F. McManus
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 0.30% underperforming its benchmark, the
     Russell 1000 Growth Index. Relative to Morningstar peers, the Fund has an average rating of 3 with a below average risk profile.

..    The Fund underperformed its benchmark primarily due to unfavorable stock selection decisions broadly especially within the information technology and consumer discretionary sectors, with sector allocation exposures also detracting.

..    The largest absolute performance contributors were exposures to companies in the industrials sector, while exposures to information technology companies were the largest detractors.

..    The manager uses both fundamental equity research and quantitative portfolio construction to identify stocks having both favorable valuations and improving earnings growth prospects. The Fund is broadly diversified across sectors with sector weights similar to the benchmark

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Microsoft Corp.                                                          4.6%
Intel Corp.                                                              4.0%
Pfizer, Inc.                                                             4.0%
Cisco Systems, Inc.                                                      3.5%
American International Group, Inc.                                       2.7%
Standard and Poor's Depositary Receipts                                  2.5%
Procter & Gamble Co.                                                     2.5%
Johnson & Johnson                                                        2.5%
Home Depot, Inc.                                                         2.2%
3M Co.                                                                   2.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                    Large Cap    Russell 1000(R)
                                                   Growth Fund     Growth Index
                                                   -----------   ---------------
YTD/3/                                                 0.30%           2.74%
1 Year                                                15.20           17.89
3 Years                                               -4.79           -3.74
5 Years                                               -7.18           -6.48
10 Years                                               8.32            6.53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORNINGSTAR CATEGORY/1/:

..    Large Growth

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      30%
Health Care                                                                 18%
Financials                                                                  14%
Consumer Discretionary                                                      12%
Industrials                                                                 12%
Consumer Staples                                                            10%
Energy                                                                       3%
Materials                                                                    1%
Telecommunication Services                                                   0%
Utilities                                                                    0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 1,143 VL/VUL subaccounts and 2,144 VA subaccounts in the Morningstar Large Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Large Cap Growth Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $18,882 of
   securities loaned (Note B)) ....................................   $ 578,201
Net unrealized appreciation of investments ........................      31,572
Short-term investments at value ...................................      30,580
                                                                      ---------
      Total investments ...........................................     640,353
Receivable for:
   Investments sold ...............................................      15,924
   Dividends ......................................................         526
                                                                      ---------
Total assets ......................................................     656,803
                                                                      ---------
LIABILITIES
Payables for:
   Investments purchased ..........................................      21,610
   Collateral for securities on loan ..............................      19,238
   Accrued operating expenses .....................................         262
   Other payables .................................................           9
                                                                      ---------
Total liabilities .................................................      41,119
                                                                      ---------
Net assets ........................................................   $ 615,684
                                                                      =========
Shares outstanding, $0.01 Par Value (unlimited
   shares authorized) .............................................      44,026
                                                                      ---------
Net asset value per share .........................................   $   13.98
                                                                      =========
Composition of net assets:
   Capital paid-in ................................................   $ 935,990
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ...................    (351,894)
   Undistributed net investment income ............................          16
   Net unrealized appreciation of investments .....................      31,572
                                                                      ---------
Net assets ........................................................   $ 615,684
                                                                      =========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Large Cap Growth Fund
(000's Omitted)

INVESTMENT INCOME
      Interest ....................................................   $    202
      Dividends ...................................................      2,943
      Securities lending ..........................................         12
                                                                      --------
Total investment income ...........................................      3,157
                                                                      --------
EXPENSES
      Investment advisory fee .....................................      2,438
      Auditors fees ...............................................         39
      Custodian fees ..............................................         74
      Fidelity Bond fees ..........................................          1
      Legal fees ..................................................         38
      Printing & mailing fees .....................................         49
      Trustees' fees...............................................          9
      Other fees ..................................................         10
                                                                      --------
Total expenses ....................................................      2,658
      Less custodian expense reduction offset by
         commission recapture arrangement (Note C) ................       (173)
                                                                      --------
Net expenses ......................................................      2,485
                                                                      --------
Net investment income .............................................        672
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments ...............................     11,756
   Change in unrealized depreciation on
      investments .................................................    (10,840)
                                                                      --------
Net realized and unrealized gain ..................................        916
                                                                      --------
Net increase in net assets resulting from
   operations .....................................................   $  1,588
                                                                      ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Large Cap Growth Fund
(000's Omitted)

                                                                             Unaudited
                                                                             Six-Month
                                                                            Period Ended    Year Ended
                                                                              June 30,     December 31,
                                                                                2004           2003
                                                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ................................................     $    672       $  2,810
   Net realized gain (loss) .............................................       11,756        (28,345)
   Change in net unrealized appreciation (depreciation) .................      (10,840)       144,822
                                                                              --------       --------
      Net increase in net assets resulting from operations ..............        1,588        119,287
Distributions to shareholders from:
   Net investment income ................................................         (656)        (2,834)
   Realized gains .......................................................                        (830)
      Decrease in net assets resulting from distributions ...............         (656)        (3,664)
                                                                              --------       --------
Capital contributions
From fund share transactions:
   Proceeds from shares sold ............................................       57,313         78,014
   Shares issued in reorganization ......................................                      12,462
   Distributions reinvested .............................................          656          3,664
   Payment for shares redeemed ..........................................      (67,618)       (81,990)
                                                                              --------       --------
      Increase (decrease) in net assets from fund share transactions ....       (9,649)        12,150
                                                                              --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ...................................       (8,717)       127,773
NET ASSETS
   Beginning of Period ..................................................      624,401        496,628
                                                                              --------       --------
   End of Period (including undistributed net investment
      income of $16 and $0, respectively) ...............................     $615,684       $624,401
                                                                              ========       ========
Analysis of fund share transactions:
   Sold .................................................................        4,093          5,685
   Issued in reorganization .............................................                       1,083
   Reinvested ...........................................................           47            285
   Redeemed .............................................................       (4,850)        (6,731)
                                                                              --------       --------
Net increase (decrease) in fund shares outstanding ......................         (710)           322
                                                                              ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                            Large Cap Growth Fund
                                                  -----------------------------------------------------------------
                                                     Unaudited
                                                   Period Ended                  Year Ended December 31,
                                                      June 30,     ------------------------------------------------
                                                       2004          2003          2002       2001        2000
                                                  --------------   --------      --------   --------   ----------
Net Assets Value at Beginning of Period .......   $  13.96         $  11.18      $  15.54   $  18.89   $    27.33
Income from Investment Operations:
   Net Investment Income ......................       0.02             0.06          0.04       0.04         0.03
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ...........................       0.02             2.80         (4.36)     (3.36)       (4.89)
                                                  --------         --------      --------   --------   ----------
   Total From Investment Operations ...........       0.04             2.86         (4.32)     (3.32)       (4.86)
Less Distributions:
   Distribution from Net Investment Income ....      (0.02)           (0.06)        (0.04)     (0.03)       (0.04)
   Distribution from Net Realized Gains on
      Investments .............................                       (0.02)                                (2.69)
   Distribution from Excess of Net Investment
      Income/Gains ............................                                                             (0.78)
   Distribution from Capital Paid-in ..........                                                             (0.07)
                                                  --------         --------      --------   --------   ----------
   Total Distributions ........................      (0.02)           (0.08)        (0.04)     (0.03)       (3.58)
                                                  --------         --------      --------   --------   ----------
Net Assets Value at End of Period .............   $  13.98         $  13.96      $  11.18   $  15.54   $    18.89
                                                  ========         ========      ========   ========   ==========
Total Investment Return(b) ....................       0.30%(e)        25.62%       (27.82)%   (17.54)%     (17.89)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ..................................       0.87%(d)(f)      0.86%(d)      0.55%      0.41%        0.46%
   Ratio of Net Investment Income to Average
      Net Assets ..............................       0.22%(f)         0.51%         0.33%      0.23%        0.10%
   Portfolio Turnover Rate ....................      70.97%(e)        99.47%(c)     95.04%     63.96%       89.30%
Net Assets End of Period (000s Omitted) .......   $615,684         $624,401      $496,628   $770,915   $1,146,787

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Excludes merger activity.

(d) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(e)  Not annualized.

(f)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                          Market
                 Name of Issuer                                 Shares    Value
                 --------------                                -------   -------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 0.9%
   Boeing Co. * ............................................   111,300   $ 5,686
Air Freight & Couriers - 0.5%
   Fedex Corp. .............................................    41,100     3,358
Airlines - 0.4%
   JetBlue Airways Corp. * .................................    85,100     2,500
Automobiles - 0.5%
   Harley-Davidson, Inc. * .................................    50,000     3,097
Beverages - 4.0%
   Anheuser-Busch Cos., Inc. ...............................    45,200     2,441
   Coca-Cola Co. * .........................................   238,200    12,025
   PepsiCo, Inc. * .........................................   190,800    10,280
                                                                         -------
                                                                          24,746
Biotechnology - 3.1%
   Amgen, Inc. * ...........................................   134,900     7,362
   Biogen IDEC, Inc. * .....................................   129,300     8,178
   Sepracor, Inc. * ........................................    62,700     3,317
                                                                         -------
                                                                          18,857
Commercial Services & Supplies - 1.7%
   Apollo Group, Inc. - Cl. A * ............................    27,500     2,428
   Automatic Data Processing, Inc. .........................   103,100     4,318
   Ecolab, Inc. * ..........................................   119,100     3,775
                                                                         -------
                                                                          10,521
Communications Equipment - 5.9%
   Cisco Systems, Inc. * ...................................   900,000    21,330
   Motorola, Inc. ..........................................   341,600     6,234
   Qualcomm, Inc. * ........................................   120,700     8,809
                                                                         -------
                                                                          36,373
Computers & Peripherals - 7.2%
   Dell, Inc. * ............................................   327,600    11,734
   EMC Corp. * .............................................   262,600     2,994
   Intel Corp. .............................................   890,100    24,567
   International Business Machines Corp. ...................    60,700     5,351
                                                                         -------
                                                                          44,646
Construction & Engineering - 1.0%
   American Standard Cos., Inc. * ..........................   154,100     6,212
Credit Card - 2.2%
   American Express Co. * ..................................   167,600     8,611
   MBNA Corp. * ............................................   181,600     4,684
                                                                         -------
                                                                          13,295
Diversified Financials - 7.4%
   Bear Stearns Cos., Inc. * ...............................    25,500     2,150
   Capital One Financial Corp. .............................    65,100     4,452
   Chicago Mercantile Exchange * ...........................    21,300     3,075
   Citigroup, Inc. * .......................................   136,900     6,366
   Goldman Sachs Group, Inc. ...............................    78,900     7,429
   Merrill Lynch & Co., Inc. * .............................   128,500     6,936
Diversified Financials - Continued
   Standard and Poor's Depositary Receipts .................   134,300   $15,381
                                                                         -------
                                                                          45,789
Electrical Equipment - 1.1%
   United Technologies Corp. * .............................    74,400     6,806
Electronic Equipment & Instruments - 0.4%
   Sanmina Corp. * .........................................   273,200     2,486
Food & Drug Retailing - 0.3%
   Whole Foods Market, Inc. * ..............................    20,100     1,919
Health Care Equipment & Supplies - 2.9%
   Boston Scientific Corp. * ...............................   117,300     5,020
   Guidant Corp. ...........................................    65,000     3,632
   St. Jude Medical, Inc. * ................................    81,000     6,128
   Zimmer Holdings, Inc. * .................................    37,300     3,290
                                                                         -------
                                                                          18,070
Health Care Providers & Services - 2.2%
   Cardinal Health, Inc. * .................................    70,000     4,904
   DaVita, Inc. * ..........................................    58,200     1,794
   UnitedHealth Group, Inc. * ..............................    65,900     4,102
   Wellpoint Health Networks, Inc. * .......................    22,600     2,532
                                                                         -------
                                                                          13,332
Household Products - 2.5%
   Procter & Gamble Co. * ..................................   278,200    15,145
Industrial Conglomerates - 5.1%
   3M Co. ..................................................   140,000    12,601
   General Electric Co. * ..................................   276,600     8,962
   Tyco International, Ltd. * ..............................   299,700     9,932
                                                                         -------
                                                                          31,495
Insurance - 4.5%
   AFLAC, Inc. * ...........................................   120,100     4,901
   American International Group, Inc. * ....................   227,400    16,209
   Hartford Financial Services Group, Inc. * ...............   100,000     6,874
                                                                         -------
                                                                          27,984
Internet & Catalog Retail - 1.1%
   eBay, Inc. * ............................................    71,000     6,529
Internet Software & Services - 1.4%
   Yahoo, Inc. * ...........................................   233,800     8,494
Machinery - 3.3%
   Danaher Corp. * .........................................    86,600     4,490
   Grant Prideco, Inc. * ...................................   317,700     5,865
   Illinois Tool Works, Inc. * .............................    45,200     4,334
   Oshkosh Truck Corp. .....................................    62,800     3,599
   Pall Corp. * ............................................    73,600     1,928
                                                                         -------
                                                                          20,216
Media - 4.5%
   Comcast Corp. - Cl. A ...................................    52,800     1,480
   E.W. Scripps Co. - Cl. A ................................    39,800     4,179

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                         Market
                  Name of Issuer                               Shares     Value
                  --------------                               -------   -------
                                                                         (000's)
COMMON STOCK - Continued
Media - Continued
   Interactive Corp. ......................................   113,800   $  3,430
   Lamar Advertising Co. * ................................    72,100      3,125
   Pixar, Inc. * ..........................................    53,000      3,684
   The Walt Disney Co. * ..................................   178,800      4,558
   Time Warner, Inc. * ....................................   399,900      7,030
                                                                        --------
                                                                          27,486
Multiline Retail - 2.2%
   Target Corp. * .........................................   134,000      5,691
   Wal-Mart Stores, Inc. * ................................   155,400      8,199
                                                                        --------
                                                                          13,890
Oil & Gas - 1.6%
   Devon Energy Corp. * ...................................    49,400      3,260
   Murphy Oil Corp. .......................................    61,000      4,496
   Newfield Exploration Co. * .............................    41,000      2,285
                                                                        --------
                                                                          10,041
Personal Products - 0.7%
   Avon Products, Inc. ....................................    87,600      4,042
Pharmaceuticals - 9.4%
   Abbott Laboratories * ..................................   149,400      6,090
   Johnson & Johnson ......................................   270,300     15,056
   Medicinesco ............................................   199,800      6,096
   Merck & Co., Inc. * ....................................   130,300      6,189
   Pfizer, Inc. * .........................................   706,600     24,222
                                                                        --------
                                                                          57,653
Semiconductor Equipment & Products - 3.4%
   Analog Devices, Inc. * .................................   124,300      5,852
   Applied Materials, Inc. * ..............................   419,200      8,225
   RF Micro Devices, Inc. * ...............................   279,500      2,096
   Texas Instruments, Inc. * ..............................   193,400      4,676
                                                                        --------
                                                                          20,849
Software - 8.8%
   Electronic Arts, Inc. * ................................   142,300      7,762
   Microsoft Corp. * ......................................   990,900     28,300
   Oracle Corp. * .........................................   827,700      9,875
   Take Two Interactive Software * ........................   140,800      4,314
   Veritas Software Corp. * ...............................   140,400      3,889
                                                                        --------
                                                                          54,140
Specialty Retail - 4.1%
   Advanced Auto Parts * ..................................    79,600      3,517
   Best Buy Co., Inc. * ...................................    82,800      4,201
   Home Depot, Inc. * .....................................   382,800     13,475
   TJX Cos., Inc. * .......................................   175,000      4,224
                                                                        --------
                                                                          25,417
Textiles & Apparel - 0.6%
   Coach, Inc. * ..........................................    83,700      3,782
Tobacco - 1.0%
   Altria Group, Inc. .....................................   126,300      6,321
Trading Companies & Distributors - 1.4%
   CDW Corp. ..............................................   131,500   $  8,384
U.S. Government Agencies - 1.7%
   Federal National Mortgage Assoc. * .....................   143,100     10,212
                                                                        --------
                                        TOTAL COMMON STOCK-
                                            (Cost $578,201)      99.0%   609,773

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 3.1%
   State Street Navigator Securities Lending
      Portfolio .........................................   $19,238      19,238
SHORT-TERM INVESTMENTS - 1.9%
   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $11,342) ....................................    11,342      11,342
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $608,781)     104.0%    640,353
   Payables, less cash and receivables-                        (4.0)%   (24,669)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $615,684
                                                            =======    ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Large Cap Growth Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactons are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding       Interest Rate     Interest Expense
---------------------------   ----------------   ----------------
         $4,604                    1.50%                $2

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $18,882                  $19,238

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $197,757, $128,244 and $35,226 which expire in 2009, 2010 and 2011, respectively.

     Certain of the above losses may be limited under sections 382 - 384 of the Internal Revenue Code, as amended.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                         Between
                     $500 Million and   Excess Over
First $500 Million      $1 Billion      $1 Billion
------------------   ----------------   -----------
      0.80%               0.75%           0.70%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. For the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $173.

     John Hancock has entered into a Sub-Advisory Agreement with Independence Investment LLC, with respect to the Fund. Independence Investment LLC is an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $341,100         $352,021

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $611,816       $66,331       $(26,341)       $39,990

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $361,227         $39,990

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003        $1,489                    $--                  $2,175
2002         2,023                     --                      --

NOTE E--COMBINATION

     On April 25, 2003, the shareholders of the Fund (acquiring fund) approved the combination of the funds in the following table:

   Acquiring Fund       Target Fund
--------------------   -------------
VST Large Cap Growth   VA Technology

     These combinations provided for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                   Trust Shares                   Target Fund    Acquiring Fund       Acquiring Fund
 Acquiring Fund      Issued by     Target Fund    Unrealized    Net Assets Prior   Aggregate Net Assets
vs. Target Fund   Acquiring Fund    Net Assets   Depreciation    to Combination      After Combination
---------------   --------------   -----------   ------------   ----------------   --------------------
VST Large Cap
Growth vs.
VA Technology          1,083         $12,462       $(8,081)         $504,397             $516,859

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
Large Cap Growth B Fund (FORMERLY LARGE CAP AGGRESSIVE GROWTH FUND)
Independence Investment LLC                                      Paul F. McManus
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 0.22% underperforming its benchmark, the
     Russell 1000 Growth Index. Relative to Morningstar peers, the Fund has an above average rating of 4 with a below average risk profile.

..    Independence assumed management of the Fund in December 2003.

..    The Fund underperformed its benchmark primarily due to unfavorable stock selection decisions broadly especially within the information technology and consumer discretionary sectors, with sector allocation exposures also detracting.

..    The largest absolute performance contributors were exposures to companies in the industrials sector, while exposures to information technology companies were the largest detractors.

..    The manager uses both fundamental equity research and quantitative portfolio construction to identify stocks having both favorable valuations and improving earnings growth prospects. The Fund is broadly diversified across sectors with sector weights similar to the benchmark.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Microsoft Corp.                                                          4.6%
Intel Corp.                                                              4.1%
Pfizer, Inc.                                                             4.0%
Cisco Systems, Inc.                                                      3.6%
American International Group, Inc.                                       2.6%
Procter & Gamble Co.                                                     2.5%
Johnson & Johnson                                                        2.5%
Home Depot, Inc.                                                         2.2%
3M Co.                                                                   2.1%
Coca-Cola Co.                                                            2.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                   Large Cap     Russell 1000(R)
                                                 Growth B Fund     Growth Index
                                                 -------------   ---------------
YTD/3/                                                0.22%            2.74%
1 Year                                               18.63            17.89
3 Years                                              -3.95            -3.74
Since Inception (8/31/99)                            -5.65            -6.38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Growth

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    **** (VL/VUL)
..    **** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      31%
Health Care                                                                 18%
Financials                                                                  14%
Consumer Discretionary                                                      12%
Industrials                                                                 12%
Consumer Staples                                                            10%
Energy                                                                       3%
Materials                                                                    1%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 1143 VL/VUL subaccounts and 2144 VA subaccounts in the Morningstar Large Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Large Cap Growth B Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $704 of securities loaned
   (Note B)) .......................................................   $ 28,515
Net unrealized appreciation of investments .........................      1,809
Short-term investments at value ....................................      1,249
                                                                       --------
      Total investments ............................................     31,573
Receivable for:
   Investments sold ................................................        753
   Dividends .......................................................         27
                                                                       --------
Total assets .......................................................     32,353
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................      1,019
   Collateral for securities on loan ...............................        715
   Accrued operating expenses ......................................          4
   Other liabilities ...............................................          1
                                                                       --------
Total liabilities ..................................................      1,739
                                                                       --------
Net assets .........................................................   $ 30,614
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..      4,807
                                                                       --------
Net asset value per share ..........................................   $   6.37
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $ 43,825
   Accumulated net realized loss on investments, futures and
      foreign currency transactions ................................    (15,020)
   Net unrealized appreciation of:
      Investments ..................................................      1,809
      Translation of assets and liabilities in foreign currencies ..         --
                                                                       --------
Net assets .........................................................   $ 30,614
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Large Cap Growth B Fund
(000's Omitted)

INVESTMENT INCOME
      Interest ........................................................   $   1
      Dividends .......................................................     148
                                                                          -----
Total investment income ...............................................     149
                                                                          -----
EXPENSES
      Investment advisory fee .........................................     130
      Auditors fees ...................................................       2
      Custodian fees ..................................................      11
      Legal fees ......................................................       2
      Printing & mailing fees .........................................       5
      Other fees ......................................................       1
                                                                          -----
Total expenses ........................................................     151
      Less expenses reimbursed ........................................     (10)
      Less custodian expense reduction offset by commission
         recapture arrangement (Note C) ...............................      (8)
                                                                          -----
Net expenses ..........................................................     133
                                                                          -----
Net investment gain ...................................................      16
                                                                          -----
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments .....................................................     208
      Foreign currency transactions ...................................       4
   Change in unrealized depreciation on:
      Investments .....................................................    (176)
      Translation of assets and liabilities in foreign currencies .....      (4)
                                                                          -----
Net realized and unrealized gain ......................................      32
                                                                          -----
Net increase in net assets resulting from operations ..................   $  48
                                                                          =====

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Large Cap Growth B Fund
(000's Omitted)

                                                       Unaudited
                                                       Six-Month
                                                     Period Ended    Year Ended
                                                       June 30,     December 31,
                                                         2004           2003
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income (loss) ..................      $    16       $   (20)
   Net realized gain .............................          212         2,092
   Change in net unrealized appreciation
      (depreciation) .............................         (180)        5,303
                                                        -------       -------
      Net increase in net assets resulting from
         operations ..............................           48         7,375
Distributions to shareholders from:
   Net investment income .........................          (16)
   Realized gains ................................                     (4,077)
                                                        -------       -------
      Decrease in net assets resulting from
         distributions ...........................          (16)       (4,077)
From fund share transactions:
   Proceeds from shares sold .....................        2,678         6,187
   Distributions reinvested ......................           16         4,077
   Payment for shares redeemed ...................       (3,031)       (6,892)
                                                        -------       -------
      Increase (decrease) in net assets from
         fund share transactions .................         (337)        3,372
                                                        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS ............         (305)        6,670
NET ASSETS
   Beginning of Period ...........................       30,919        24,249
                                                        -------       -------
   End of Period (including undistributed net
      investment income of $0 and $0,
      respectively) ..............................      $30,614       $30,919
                                                        =======       =======
Analysis of fund share transactions:
   Sold ..........................................          420           991
   Reinvested ....................................            3           649
   Redeemed ......................................         (479)       (1,129)
                                                        -------       -------
Net increase (decrease) in fund shares
   outstanding ...................................          (56)          511
                                                        =======       =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                          Large Cap Growth B Fund
                                                   --------------------------------------------------------------------
                                                    Unaudited
                                                   Period Ended                      Year Ended December 31,
                                                     June 30,            ----------------------------------------------
                                                       2004              2003(g)        2002         2001         2000
                                                   ------------          -------      -------      -------      -------
Net Assets Value at Beginning of Period ........      $  6.36            $  5.57      $  8.12      $  9.52      $ 11.94
Income from Investment Operations:
   Net Investment Income (Loss) ................           (h)                (h)       (0.01)        0.01        (0.03)
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ............................         0.01               1.76        (2.54)       (1.41)       (2.21)
                                                      -------            -------      -------      -------      -------
   Total From Investment Operations ............         0.01               1.76        (2.55)       (1.40)       (2.24)
Less Distributions:
   Distribution from Net Realized Gains on
      Investments ..............................                           (0.97)                                 (0.01)
   Distribution from Excess of Net Investment
      Income/Gains .............................                                                                  (0.06)
   Distribution from Capital Paid-in ...........                                                                  (0.11)
                                                                                                                --------
   Total Distributions .........................                                                                  (0.18)
                                                      -------            -------      -------      -------      -------
Net Assets Value at End of Period ..............      $  6.37            $  6.36      $  5.57      $  8.12      $  9.52
                                                      =======            =======      =======      =======      =======
Total Investment Return(b) .....................         0.22%(c)          31.72%      (31.36)%     (14.69)%     (18.77)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ...................................         0.92%(d)(e)(f)     0.99%(e)     0.97%(e)     0.97%(e)     1.00%(e)
   Ratio of Net Investment Income (Loss) to
      Average Net Assets .......................         0.10%(d)          (0.08)%      (0.14)%      (0.06)%      (0.37)%
   Portfolio Turnover Rate .....................        52.21%(c)         220.12%       61.67%       87.90%       75.97%
Net Assets End of Period (000s Omitted) ........      $30,614            $30,919      $24,249      $39,738      $26,244

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .99% for the period ending June 30, 2004, and .99%, .98%, 1.06%, and 1.05% for the years ended December 31,
     2003, 2002, 2001, and 2000, respectively.

(f) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(g) The Fund entered into a new sub-advisory agreement with Independence Investment LLC during the period shown.

(h)  Amount is less than $0.01.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP GROWTH B FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                         ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.3%
   Boeing Co. * .............................................    7,000    $  358
   United Technologies Corp. * ..............................    3,600       329
                                                                          ------
                                                                             687
Air Freight & Couriers - 0.5%
   Fedex Corp. ..............................................    1,700       139
Airlines - 0.4%
   JetBlue Airways Corp. * ..................................    4,200       123
Automobiles - 0.5%
   Harley-Davidson, Inc. * ..................................    2,500       155
Beverages - 4.2%
   Anheuser-Busch Cos., Inc. ................................    2,300       124
   Coca-Cola Co. * ..........................................   11,900       601
   PepsiCo, Inc. * ..........................................   10,200       550
                                                                          ------
                                                                           1,275
Biotechnology - 2.5%
   Amgen, Inc. * ............................................    6,700       366
   Biogen IDEC, Inc. * ......................................    6,500       411
                                                                          ------
                                                                             777
Building Products - 1.0%
   American Standard Cos., Inc. * ...........................    7,700       310
Chemicals - 0.6%
   Ecolab, Inc. * ...........................................    5,900       187
Commercial Services & Supplies - 1.1%
   Apollo Group, Inc. - Cl. A * .............................    1,400       123
   Automatic Data Processing, Inc. ..........................    5,200       218
                                                                          ------
                                                                             341
Commingled Fund - 1.6%
   Standard and Poor's Depositary Receipts ..................    4,300       493
Communications Equipment - 6.2%
   Cisco Systems, Inc. * ....................................   45,600     1,081
   Motorola, Inc. ...........................................   17,400       317
   Qualcomm, Inc. * .........................................    6,700       489
                                                                          ------
                                                                           1,887
Computers & Peripherals - 3.4%
   Dell, Inc. * .............................................   16,300       584
   EMC Corp. * ..............................................   13,200       150
   International Business Machines Corp. ....................    3,500       309
                                                                          ------
                                                                           1,043
Diversified Financials - 8.7%
   American Express Co. * ...................................    8,300       426
   Bear Stearns Cos., Inc. * ................................    1,300       110
   Capital One Financial Corp. ..............................    2,600       178
   Chicago Mercantile Exchange * ............................    1,000       144
   Citigroup, Inc. * ........................................    7,000       326
   Federal National Mortgage Assoc. * .......................    7,200       514
   Goldman Sachs Group, Inc. ................................    4,100       386
   MBNA Corp. * .............................................    9,200    $  237
   Merrill Lynch & Co., Inc. * ..............................    6,100       329
                                                                          ------
                                                                           2,650
Electronic Equipment & Instruments - 0.4%
   Sanmina Corp. * ..........................................   14,000       127
Energy Equipment & Services - 1.0%
   Grant Prideco, Inc. * ....................................   15,900       294
Food & Drug Retailing - 0.3%
   Whole Foods Market, Inc. * ...............................    1,000        96
Health Care Equipment & Supplies - 2.9%
   Boston Scientific Corp. * ................................    5,800       248
   Guidant Corp. ............................................    3,200       179
   St. Jude Medical, Inc. * .................................    4,000       303
   Zimmer Holdings, Inc. * ..................................    1,900       167
                                                                          ------
                                                                             897
Health Care Providers & Services - 2.4%
   Cardinal Health, Inc. * ..................................    3,500       245
   DaVita, Inc. * ...........................................    5,550       171
   UnitedHealth Group, Inc. * ...............................    3,300       206
   Wellpoint Health Networks, Inc. * ........................    1,100       123
                                                                          ------
                                                                             745
Household Products - 2.4%
   Procter & Gamble Co. * ...................................   13,700       746
Industrial Conglomerates - 5.1%
   3M Co. ...................................................    7,000       630
   General Electric Co. * ...................................   13,800       447
   Tyco International, Ltd. * ...............................   14,600       484
                                                                          ------
                                                                           1,561
Insurance - 4.5%
   AFLAC, Inc. * ............................................    6,000       245
   American International Group, Inc. * .....................   11,300       805
   Hartford Financial Services Group, Inc. * ................    4,900       337
                                                                          ------
                                                                           1,387
Internet & Catalog Retail - 1.6%
   eBay, Inc. * .............................................    3,600       331
   Interactive Corp. ........................................    5,500       166
                                                                          ------
                                                                             497
Internet Software & Services - 1.4%
   Yahoo, Inc. * ............................................   11,600       421

Machinery - 2.4%
   Danaher Corp. * ..........................................    5,200       270
   Illinois Tool Works, Inc. * ..............................    2,100       201
   Oshkosh Truck Corp. ......................................    3,100       178
   Pall Corp. * .............................................    3,700        97
                                                                          ------
                                                                             746

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP GROWTH B FUND

                                                                          Market
                         Name of Issuer                         Shares    Value
                         --------------                         ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Media - 3.8%
   Comcast Corp. - Cl. A ....................................    2,700   $    76
   E.W. Scripps Co. - Cl. A .................................    1,800       189
   Lamar Advertising Co. * ..................................    3,600       156
   Pixar, Inc. * ............................................    2,600       181
   The Walt Disney Co. * ....................................    9,000       229
   Time Warner, Inc. * ......................................   18,900       332
                                                                         -------
                                                                           1,163
Multiline Retail - 2.3%
   Target Corp. * ...........................................    6,700       285
   Wal-Mart Stores, Inc. * ..................................    7,800       411
                                                                         -------
                                                                             696
Oil & Gas - 1.6%
   Devon Energy Corp. * .....................................    2,500       165
   Murphy Oil Corp. .........................................    2,900       214
   Newfield Exploration Co. * ...............................    2,000       111
                                                                         -------
                                                                             490
Personal Products - 0.7%
   Avon Products, Inc. ......................................    4,400       203

Pharmaceuticals - 9.8%
   Abbott Laboratories * ....................................    7,400       301
   Johnson & Johnson ........................................   13,400       746
   Medicinesco ..............................................    9,100       278
   Merck & Co., Inc. * ......................................    6,400       304
   Pfizer, Inc. * ...........................................   35,200     1,207
   Sepracor, Inc. * .........................................    3,100       164
                                                                         -------
                                                                           3,000
Semiconductor Equipment & Products - 7.4%
   Analog Devices, Inc. * ...................................    6,200       292
   Applied Materials, Inc. * ................................   19,400       381
   Intel Corp. ..............................................   44,800     1,236
   RF Micro Devices, Inc. * .................................   14,200       106
   Texas Instruments, Inc. * ................................    9,700       235
                                                                         -------
                                                                           2,250
Software - 8.8%
   Electronic Arts, Inc. * ..................................    7,200       393
   Microsoft Corp. * ........................................   49,200     1,405
   Oracle Corp. * ...........................................   41,200       492
   Take Two Interactive Software * ..........................    7,000       214
   Veritas Software Corp. * .................................    7,000       194
                                                                         -------
                                                                           2,698
Specialty Retail - 5.6%
   Advanced Auto Parts * ....................................    4,000       177
   Best Buy Co., Inc. * .....................................    4,200       213
   CDW Corp. ................................................    7,200       459
   Home Depot, Inc. * .......................................   18,700       658
   TJX Cos., Inc. * .........................................    8,600       208
                                                                         -------
                                                                           1,715
Textiles & Apparel - 0.6%
   Coach, Inc. * ............................................    4,200   $   190
Tobacco - 1.1%
   Altria Group, Inc. .......................................    6,700       335
                                                                         -------
                                          TOTAL COMMON STOCK-
                                               (Cost $28,515)     99.1%   30,324

                                                                Par
                                                               Value
                                                              (000's)
                                                              -------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 2.3%
   State Street Navigator Securities Lending Portfolio ....    $  715       715

SHORT-TERM INVESTMENTS - 1.7%
   Investment in joint trading account
      1.344% due 07/01/04
     (Cost $534) ..........................................       534       534
                                                               ------   -------
                                         TOTAL INVESTMENTS-
                                             (Cost $29,764)     103.1%   31,573
                       Payables, less cash and receivables-      (3.1)%    (959)
                                                               ------   -------
                                                NET ASSETS-     100.0%  $30,614
                                                               ======   =======

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Large Cap Growth B Fund, (formerly Large Cap Aggressive Growth), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
           $704                      $715

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund borrowings under the line of credit during the period ended June 30, 2004 as follows:

 Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $70                     1.53%               $-

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $5,580 and $9,628 which expire in 2009 and 2010, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                          Between
                     $500 Million and   Excess Over
First $500 Million      $1 Billion       $1 Billion
------------------   ----------------   -----------
       0.80%               0.75%           0.70%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $10 to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $8.

     As of December 15, 2003, John Hancock has entered into a Sub-Advisory Agreement with Independence Investment LLC, with respect to the Fund. Independence Investment LLC, is an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $16,024           $16,310

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $28,642       $2,005          $(44)          $1,961

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed    Undistributed
   Ordinary     Net Long-Term-    Capital Loss   Net Unrealized
   Income        Capital Gain    Carryforwards    Appreciation
-------------   --------------   -------------   --------------
     $--             $--            $15,208          $1,961

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $822                    $--                  $3,255
2002            --                     --                      --

     Included in the Fund's 2003 distributions from ordinary income is $822 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

NOTE E-OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                         For   Against   Abstain
                                                         ---   -------   -------
To approve, as to the Large Cap Growth B Fund, a new     90%      5%        5%
   Sub-Management Agreement among the Trust, John
   Hancock and Independence Investment LLC
   ("Independence Investment") to replace the sub-manager and to decrease the sub-investment managment fee paid by John Hancock for management of this Fund.

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Large Cap Value Fund
T. Rowe Price Associates, Inc.                                   Brian C. Rogers
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 4.51%, outperforming its benchmark, the
     Russell 1000 Value Index. Relative to Morningstar peers, the Fund has an above average rating of 5 with a below average risk profile.

..    The Fund outperformed its benchmark primarily due to stock selection decisions broadly across sectors, while sector allocation exposures detracted slightly.

..    The Fund's exposure to the energy sector was the largest contributor to absolute performance.

..    The Fund employs a bottom-up, value-oriented investment approach, focusing on companies with an above-average dividend yield and low P/E ratios. The Fund's sector allocations are broadly diversified but are primarily driven by stock selection.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                        % of
                                                                     Investments
                                                                     -----------
General Electric Co.                                                    2.2%
Exxon Mobil Corp.                                                       2.1%
ChevronTexaco Corp.                                                     1.9%
Bank of America Corp.                                                   1.8%
Honeywell International, Inc.                                           1.8%
Amerada Hess Corp.                                                      1.8%
Merck & Co., Inc.                                                       1.8%
Bristol-Myers Squibb Co.                                                1.5%
Royal Dutch Petroleum Co.                                               1.5%
Bank One Corp.                                                          1.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                     Large Cap   Russell 1000(R)
                                                    Value Fund     Value Index
                                                    ----------   ---------------
YTD/3/                                                  4.51%          3.93%
1 Year                                                 19.68          21.13
3 Years                                                 4.03           2.96
5 Years                                                 3.70           1.87
Since Inception (5/1/96)                                9.82          10.26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Large Value

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    ***** (VL/VUL)
..    ***** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  19%
Consumer Discretionary                                                      18%
Industrials                                                                 14%
Energy                                                                      11%
Health Care                                                                 10%
Consumer Staples                                                             6%
Materials                                                                    7%
Telecommunication Services                                                   5%
Utilities                                                                    4%
Information Technology                                                       4%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 594 VL/VUL subaccounts and 1,129 VA subaccounts in the Morningstar Large Value category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Large Cap Value Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $10,347 of securities
   loaned (Note B)) .................................................   $355,623
Net unrealized appreciation of investments ..........................     36,960
Short-term investments at value .....................................     26,956
                                                                        --------
      Total investments .............................................    419,539
Receivable for:
   Investments sold .................................................        668
   Interest .........................................................         51
   Dividends ........................................................        587
   Foreign dividend tax withholdings reclaim ........................         13
                                                                        --------
Total assets ........................................................    420,858
                                                                        --------
LIABILITIES
Payables for:
   Investments purchased ............................................         43
   Collateral for securities on loan ................................     10,519
   Accrued operating expenses .......................................        110
                                                                        --------
Total liabilities ...................................................     10,672
                                                                        --------
Net assets ..........................................................   $410,186
                                                                        ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ...     27,320
                                                                        --------
Net asset value per share ...........................................   $  15.01
                                                                        ========
Composition of net assets:
   Capital paid-in ..................................................   $367,857
   Accumulated net realized gain on investments, futures and
      foreign currency transactions .................................      5,181
   Undistributed net investment income ..............................        188
   Net unrealized appreciation of investments .......................     36,960
                                                                        --------
Net assets ..........................................................   $410,186
                                                                        ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Large Cap Value Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .........................................................   $   162
   Dividends (net of foreign withholding tax of $43) ................     4,168
   Securities lending ...............................................        13
                                                                        -------
Total investment income .............................................     4,343
                                                                        -------
EXPENSES
   Investment advisory fee ..........................................     1,474
   Auditors fees ....................................................        23
   Custodian fees ...................................................        55
   Fidelity Bond fees ...............................................         1
   Legal fees .......................................................        23
   Printing & mailing fees ..........................................        31
   Trustees' fees ...................................................         6
   Other fees .......................................................         7
                                                                        -------
Total expenses ......................................................     1,620
   Less custodian expense reduction offset by commission recapture
      arrangement (Note C) ..........................................       (27)
                                                                        -------
Net expenses ........................................................     1,593
                                                                        -------
Net investment income ...............................................     2,750
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ...................................................     5,716
      Foreign currency transactions .................................       (28)
   Change in unrealized appreciation on:
      Investments ...................................................     8,422
                                                                        -------
Net realized and unrealized gain ....................................    14,110
                                                                        -------
Net increase in net assets resulting from operations ................   $16,860
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Large Cap Value Fund
(000's Omitted)

                                                                                          Unaudited
                                                                                          Six-Month
                                                                                        Period Ended    Year Ended
                                                                                           June 30,    December 31,
                                                                                            2004          2003
                                                                                        ------------   ------------
INCREASE IN NET ASSETS
From operations
   Net investment income ............................................................     $  2,750       $  5,467
   Net realized gain ................................................................        5,688          5,115
   Change in net unrealized appreciation ............................................        8,422         61,944
                                                                                          --------       --------
      Net increase in net assets resulting from operations ..........................       16,860         72,526
Distributions to shareholders from:
   Net investment income ............................................................       (2,685)        (5,790)
   Realized gains ...................................................................                      (5,006)
                                                                                          --------       --------
      Decrease in net assets resulting from distributions ...........................       (2,685)       (10,796)
From fund share transactions:
   Proceeds from shares sold ........................................................       79,633        120,218
   Distributions reinvested .........................................................        2,685         10,796
   Payment for shares redeemed ......................................................      (51,870)       (87,322)
                                                                                          --------       --------
      Increase in net assets from fund share transactions ...........................       30,448         43,692
                                                                                          --------       --------
NET INCREASE IN NET ASSETS ..........................................................       44,623        105,422

NET ASSETS
   Beginning of Period ..............................................................      365,563        260,141
                                                                                          --------       --------
   End of Period (including undistributed net investment income of $188 and $123,
      respectively) .................................................................     $410,186       $365,563
                                                                                          ========       ========
Analysis of fund share transactions:
   Sold .............................................................................        5,414          9,472
   Reinvested .......................................................................          182            801
   Redeemed .........................................................................       (3,553)        (6,839)
                                                                                          --------       --------
Net increase in fund shares outstanding .............................................        2,043          3,434
                                                                                          ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                                                                  Large Cap Value Fund
                                                             --------------------------------------------------------------
                                                              Unaudited
                                                             Period Ended                Year Ended December 31,
                                                               June 30,       ---------------------------------------------
                                                                 2004           2003          2002        2001       2000
                                                             ------------     --------      --------    --------   --------
Net Assets Value at Beginning of Period ..................   $  14.46         $  11.91      $  14.15    $  14.38   $  13.49
Income from Investment Operations:
   Net Investment Income .................................       0.10             0.23          0.22        0.22       0.27
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ......................................       0.55             2.76         (2.07)      (0.05)      1.45
                                                             --------         --------      --------    --------   --------
   Total From Investment Operations ......................       0.65             2.99         (1.85)       0.17       1.72
Less Distributions:
   Distribution from Net Investment Income ...............      (0.10)           (0.24)        (0.22)      (0.22)     (0.28)
   Distribution from Net Realized Gains on
      Investments ........................................                       (0.20)        (0.17)      (0.18)     (0.53)
   Distribution from Excess of Net Investment Income/
      Gains ..............................................                                                            (0.01)
   Distribution from Capital Paid-in .....................                                                            (0.01)
                                                             --------         --------      --------    --------   --------
   Total Distributions ...................................      (0.10)           (0.44)        (0.39)      (0.40)     (0.83)
                                                             --------         --------      --------    --------   --------
Net Assets Value at End of Period ........................   $  15.01         $  14.46      $  11.91    $  14.15   $  14.38
                                                             ========         ========      ========    ========   ========
Total Investment Return(b) ...............................       4.51%(d)        25.51%       (13.24)%      1.25%     12.97%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets .............................................       0.83%(c)(e)      0.82%(c)      0.83%       0.82%      0.78%
   Ratio of Net Investment Income to Average Net
      Assets .............................................       1.41%(e)         1.83%         1.67%       1.54%      2.04%
   Portfolio Turnover Rate ...............................      11.84%(d)        17.73%        16.04%      18.19%     42.12%
Net Assets End of Period (000s Omitted) ..................   $410,186         $365,563      $260,141    $260,646   $204,535

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(d)  Not annualized.

(e)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.9%
   Lockheed Martin Corp. ...................................    77,700   $ 4,047
   Raytheon Co. * ..........................................   115,100     4,117
   Rockwell Collins, Inc. * ................................   113,300     3,775
                                                                         -------
                                                                          11,939
Automobiles - 0.4%
   Ford Motor Co. ..........................................    93,000     1,455

Banks - 7.1%
   Bank of America Corp. * .................................    83,962     7,105
   Bank of Ireland * .......................................    40,900       546
   Bank One Corp. * ........................................   113,300     5,778
   Mellon Financial Corp. * ................................   108,200     3,174
   Mercantile Bankshares Corp. .............................    48,000     2,247
   National City Corp. * ...................................    56,200     1,968
   Northern Trust Corp. ....................................    40,800     1,725
   Suntrust Banks, Inc. * ..................................    52,200     3,392
   Wells Fargo & Co. * .....................................    35,200     2,014
   Wilmington Trust Corp. * ................................    27,100     1,009
                                                                         -------
                                                                          28,958
Biotechnology - 0.6%
   MedImmune, Inc. * .......................................   102,200     2,391

Chemicals - 3.2%
   Dow Chemical Co. * ......................................    97,100     3,952
   E.I. du Pont de Nemours & Co. * .........................    79,100     3,514
   Great Lakes Chemical Corp. ..............................    71,700     1,940
   Hercules, Inc. * ........................................   123,300     1,503
   International Flavors & Fragrances, Inc. * ..............    63,700     2,382
                                                                         -------
                                                                          13,291
Commercial Services & Supplies - 1.4%
   Dun & Bradstreet Corp. ..................................    33,700     1,817
   Waste Management, Inc. * ................................   122,090     3,742
                                                                         -------
                                                                           5,559
Communications Equipment - 1.7%
   Lucent Technologies, Inc. * .............................   305,600     1,155
   Motorola, Inc. ..........................................   210,500     3,842
   Nokia Oyj - ADR .........................................   133,700     1,944
                                                                         -------
                                                                           6,941
Computers & Peripherals - 1.0%
   Hewlett-Packard Co. * ...................................   192,788     4,068
Construction Materials - 0.2%
   Vulcan Materials Co. * ..................................    13,400       637

Diversified Financials - 4.9%
   American Express Co. * ..................................    80,400     4,131
   Charles Schwab Corp. * ..................................   120,500     1,158
   Citigroup, Inc. * .......................................    60,466     2,812
   Federal National Mortgage Assoc. * ......................    42,900     3,061
   Federated Investments, Inc. - Cl. B .....................    26,900       816
   Janus Capgroup, Inc. ....................................    39,900       658
   JP Morgan Chase & Co. ...................................    86,930     3,370
   Morgan Stanley, Dean Witter, Discover & Co. .............    80,300   $ 4,238
                                                                         -------
                                                                          20,244
Diversified Telecommunication Services - 5.2%
   Alltel Corp. * ..........................................    73,800     3,736
   AT&T Corp. * ............................................   101,920     1,491
   Qwest Communications International, Inc. ................   820,100     2,944
   SBC Communications, Inc. * ..............................   151,155     3,666
   Sprint Corp. * ..........................................   214,700     3,779
   Verizon Communications * ................................   158,616     5,740
                                                                         -------
                                                                          21,356
Electric Utilities - 2.3%
   Constellation Energy Group, Inc. * ......................    77,300     2,930
   Firstenergy Corp. * .....................................    67,700     2,533
   Teco Energy, Inc. * .....................................    40,400       484
   TXU Corp. ...............................................    85,400     3,459
                                                                         -------
                                                                           9,406
Electrical Equipment - 2.4%
   Cooper Industries, Ltd. - Cl. A * .......................    80,300     4,771
   Emerson Electric Co. ....................................    29,400     1,868
   Hubbell, Inc. - Cl. B ...................................    13,200       617
   Rockwell International Corp. * ..........................    72,500     2,719
                                                                         -------
                                                                           9,975
Energy Equipment & Services - 0.9%
   Baker Hughes, Inc. * ....................................    31,000     1,167
   Schlumberger, Ltd. * ....................................    38,200     2,426
                                                                         -------
                                                                           3,593
Food & Drug Retailing - 0.0%
   Winn-Dixie Stores, Inc. * ...............................    12,200        88

Food Products - 2.7%
   Campbell Soup Co. * .....................................   132,600     3,564
   ConAgra, Inc. ...........................................    52,900     1,433
   General Mills, Inc. * ...................................    66,900     3,180
   Unilever NV * ...........................................    40,700     2,781
                                                                         -------
                                                                          10,958
Gas Utilities - 0.2%
   El Paso Corp. ...........................................   119,900       945

Health Care Equipment & Supplies - 1.0%
   Baxter International, Inc. ..............................   120,700     4,165

Health Care Providers & Services - 0.9%
   CIGNA Corp. * ...........................................    52,800     3,633

Hotels Restaurants & Leisure - 2.5%
   Hilton Hotels Corp. * ...................................   147,700     2,756
   McDonald'srp. * .........................................   147,400     3,833
   Starwood Hotels & Resorts Worldwide,
      Inc. * ...............................................    79,200     3,552
                                                                         -------
                                                                          10,141

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                   Name of Issuer                              Shares    Value
                   --------------                              -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Household Durables - 2.0%
   Fortune Brands, Inc. * ..................................    48,100   $ 3,628
   Newell Rubbermaid, Inc. .................................   187,400     4,404
                                                                         -------
                                                                           8,032
Household Products - 2.1%
   Clorox Co. * ............................................    43,000     2,313
   Colgate-Palmolive Co. ...................................    41,000     2,396
   Kimberly-Clark Corp. * ..................................    59,100     3,894
                                                                         -------
                                                                           8,603
Industrial Conglomerates - 3.8%
   General Electric Co. * ..................................   267,400     8,664
   Honeywell International, Inc. ...........................   191,700     7,022
                                                                         -------
                                                                          15,686
Insurance - 5.9%
   Chubb Corp. * ...........................................    42,900     2,925
   Lincoln National Corp. * ................................    75,331     3,559
   Marsh & McLennan Cos., Inc. * ...........................   118,900     5,396
   Safeco Corp. * ..........................................    91,900     4,044
   St. Paul Cos., Inc. .....................................   105,836     4,291
   UnumProvident Corp. * ...................................   190,500     3,029
   Unumprovident Corp. .....................................    39,700       979
                                                                         -------
                                                                          24,223
Leisure Equipment & Products - 2.0%
   Eastman Kodak Co. * .....................................   137,600     3,712
   Hasbro, Inc. * ..........................................    58,400     1,110
   Mattel, Inc. * ..........................................   186,700     3,407
                                                                         -------
                                                                           8,229
Machinery - 0.7%
   Pall Corp. * ............................................   116,400     3,049
Media - 7.7%
   Comcast Corp. - Cl. A ...................................   161,081     4,515
   Dow Jones & Co., Inc. * .................................    91,300     4,117
   Knight-Ridder, Inc. * ...................................    46,400     3,341
   New York Times Co. - Cl. A * ............................   107,400     4,802
   The Walt Disney Co. * ...................................   187,200     4,772
   Time Warner, Inc. * .....................................   292,900     5,149
   Viacom, Inc. - Cl. B * ..................................   133,900     4,783
                                                                         -------
                                                                          31,479
Metals & Mining - 1.2%
   Alcoa, Inc. * ...........................................    53,900     1,780
   Nucor Corp. .............................................    41,500     3,186
                                                                         -------
                                                                           4,966
Multi-Utilities - 1.6%
   Duke Energy Co. .........................................   187,300     3,800
   NiSource, Inc. * ........................................   143,200     2,953
                                                                         -------
                                                                           6,753
Multiline Retail - 0.5%
   May Department Stores Co. * .............................    74,650   $ 2,052
Oil & Gas - 9.4%
   Amerada Hess Corp. * ....................................    87,900     6,961
   Anadarko Petroleum Corp. * ..............................    52,600     3,082
   BP Amoco plc - ADR ......................................    80,332     4,303
   ChevronTexaco Corp. * ...................................    79,213     7,455
   Exxon Mobil Corp. * .....................................   183,234     8,137
   Marathon Oil Corp. * ....................................    27,200     1,029
   Royal Dutch Petroleum Co. * .............................   114,100     5,896
   Unocal Corp. * ..........................................    39,700     1,509
                                                                         -------
                                                                          38,372
Paper & Forest Products - 1.8%
   International Paper Co. * ...............................   105,570     4,719
   MeadWestvaco Corp. * ....................................    87,100     2,560
                                                                         -------
                                                                           7,279
Pharmaceuticals - 7.1%
   Abbott Laboratories * ...................................    60,200     2,454
   Bristol-Myers Squibb Co. * ..............................   241,000     5,905
   Johnson & Johnson .......................................   102,300     5,698
   Merck & Co., Inc. * .....................................   145,400     6,906
   Schering-Plough Corp. * .................................   168,400     3,112
   Wyeth * .................................................   136,500     4,936
                                                                         -------
                                                                          29,011
Real Estate Investment Trust - 0.5%
   Simon Property Group, Inc. ..............................    40,600     2,088
Road & Rail - 2.0%
   Norfolk Southern Corp. * ................................   113,600     3,012
   Union Pacific Corp. .....................................    89,500     5,321
                                                                         -------
                                                                           8,333
Semiconductor Equipment & Products - 0.4%
   Agere Systems, Inc. - Cl. A * ...........................    46,016       106
   Texas Instruments, Inc. * ...............................    68,600     1,659
                                                                         -------
                                                                           1,765
Software - 1.1%
   Microsoft Corp. * .......................................   160,400     4,581
Specialty Retail - 1.3%
   Home Depot, Inc. * ......................................   106,100     3,735
   Toys "R" Us, Inc. * .....................................   114,100     1,817
                                                                         -------
                                                                           5,552
Tobacco - 1.2%
   Altria Group, Inc. ......................................    47,100     2,357
   UST, Inc. * .............................................    71,000     2,556
                                                                         -------
                                                                           4,913
Trading Companies & Distributors - 1.3%
   Genuine Parts Co. * .....................................    95,600     3,793

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                       Name of Issuer                          Shares    Value
                       --------------                          ------   --------
                                                                         (000's)
COMMON STOCK - Continued
Trading Companies & Distributors - Continued
   W.W. Grainger, Inc. * ...................................   27,200   $ 1,564
                                                                        -------
                                                                          5,357
                                                                        -------
                                         TOTAL COMMON STOCK-
                                             (Cost $353,611)     95.1%  390,066
PREFERRED STOCK
Automobiles - 0.2%
   Ford Motor Co. Capital Trust II .........................       15       794
                                                                        -------
                                      TOTAL PREFERRED STOCK-
                                                 (Cost $725)      0.2%      794

                                                             Par
                                                            Value
                                                           -------
                                                           (000's)
PUBLICLY-TRADED BONDS
Communications Equipment - 0.4%
   Lucent Technologies, Inc. - Sub. Debs.
   8.0% due 08/01/31 ...................................   $ 1,535        1,723
                                                                      ---------
                            TOTAL PUBLICLY-TRADED BONDS-
                                           (Cost $1,287)       0.4%       1,723
                                                           -------    ---------
                            TOTAL LONG-TERM INVESTMENTS-
                                         (Cost $355,623)      95.7%     392,583
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 2.6%
   State Street Navigator Securities Lending
      Portfolio ........................................    10,519       10,519
SHORT-TERM INVESTMENTS - 4.0%
   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $16,437)  .....................................    16,437       16,437
                                                           -------    ---------
                                      TOTAL INVESTMENTS-
                                         (Cost $382,579)     102.3%     419,539
                    Payables, less cash and receivables-      (2.3)%     (9,353)
                                                           -------    ---------
                                             NET ASSETS-     100.0%   $ 410,186
                                                           =======    =========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Large Cap Value Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximate market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. For the period ended June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $10,347                  $10,519

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currecny contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $43. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the rate of 0.75% on an annual basis of the Fund's net assets.

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. For the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $27.

     John Hancock has entered into a Sub-Advisory Agreement with T. Rowe Price Associates, Inc., and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $68,820           $44,681

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $349,030       $46,828       $(19,785)        $27,043

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and to certain distributions received from investments in Real Estate Investment Trusts. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
  ordinary      net long-term    Capital Loss   Net Unrealized
   Income        capital gain   carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $733            $467             $--           $27,043

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $8,294                 $2,502                  $--
2002          4,351                  3,600                   --

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Managed Fund
Independence Investment LLC                             J. Forelli/J. Shallcross
Capital Guardian Trust Company                                   Management Team
--------------------------------------------------------------------------------

..    The Fund employs a multi-manager approach with two sub-advisers independently managing a portion of the Fund and each using distinct investment strategies.

..    At quarter-end, Independence managed 79% and Capital Guardian managed 21%
     of the Fund's assets.

Fund Commentary

..    Year-to-date, the Fund returned 1.77%, underperforming its custom benchmark. Relative to Morningstar peers, the Fund has a below average rating of 2 with an above average risk profile.

     Independence

     . Underperformed its custom benchmark primarily due to unfavorable stock selection decisions. Within bonds, security selection and duration / curve exposures benefited performance.

     . Manager has a target mix of 60% stocks and 40% bonds and selects securities using fundamental research and quantitative portfolio construction.

     Capital Guardian

     . Outperformed its custom benchmark primarily due to an overweight to equities and favorable stock selection. Within bonds, strong security selection decisions and duration / curve exposures benefited performance.

     . Manager has a target mix of 70% stocks and 30% bonds and selects securities using fundamental research and a multiple-manager system with the fund managed by several portfolio managers and analysts.

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Managed Fund
Independence Investment LLC                             J. Forelli/J. Shallcross
Capital Guardian Trust Company                                  Management Team
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Federal National Mortgage Assoc.                                           10.3%
U.S. Treasury                                                               5.3%
General Electric Co.                                                        2.5%
Microsoft Corp.                                                             1.9%
Citigroup, Inc.                                                             1.9%
Exxon Mobil Corp.                                                           1.8%
Federal Home Loan Mortgage Corp.                                            1.5%
Intel Corp.                                                                 1.4%
Pfizer, Inc.                                                                1.2%
Bank of America Corp.                                                       1.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                          Managed     Managed
                                                            Fund    Benchmark/4/
                                                          -------   ------------
YTD/3/                                                      1.77%       2.12%
1 Year                                                     11.76       11.33
3 Years                                                     1.28        2.49
5 Years                                                     1.05        1.76
10 Years                                                    8.58        9.77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Moderate Allocation

MORNINGSTAR  RISK/1/:

..    Above Average

(VL/VUL)

..    Above Average (VA)

MORNINGSTAR  RATING/1/:

..    ** (VL/VUL)
..    ** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  21%
Information Technology                                                      18%
Health Care                                                                 15%
Consumer Discretionary                                                      12%
Industrials                                                                 12%
Consumer Staples                                                             9%
Energy                                                                       7%
Materials                                                                    3%
Telecommunication Services                                                   3%
Utilities                                                                    2%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 441 VL/VUL subaccounts and 740 VA subaccounts in the Morningstar Moderate Allocation category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Aggregate Bond from April 1986 to December 1997, then 60% S&P 500/40% Lehman Brothers Aggregate Bond from 1998 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Managed Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $156,092
   of securities loaned (Note B)) ................................   $1,884,692
Net unrealized appreciation of investments .......................      162,062
Short-term investments at value ..................................      301,234
                                                                     ----------
      Total investments ..........................................    2,347,988
Cash .............................................................        6,895
Receivable for:
   Investments sold ..............................................       13,986
   Interest ......................................................        6,514
   Dividends .....................................................        1,201
   Other receivables .............................................            2
                                                                     ----------
Total assets .....................................................    2,376,586
                                                                     ----------
LIABILITIES
Payables for:
   Investments purchased .........................................      148,325
   Foreign dividend tax withholding ..............................            2
   Collateral for securities on loan .............................      158,706
   Accrued operating expenses ....................................          694
   Directed broker commission recapture ..........................            8
   Other payables ................................................            1
                                                                     ----------
Total liabilities ................................................      307,736
                                                                     ----------
Net assets .......................................................   $2,068,850
                                                                     ==========
Shares outstanding, $0.01 Par Value (unlimited
   shares authorized) ............................................      160,065
                                                                     ----------
Net asset value per share ........................................   $    12.93
                                                                     ==========
Composition of net assets:
   Capital paid-in ...............................................   $2,053,627
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ..................     (146,975)
   Undistributed net investment income ...........................          136
   Net unrealized appreciation of investments ....................      162,062
                                                                     ----------
Net assets .......................................................   $2,068,850
                                                                     ==========
INVESTMENT INCOME
      Interest ...................................................   $   13,801
      Dividends (net of foreign withholding tax
         of $61) .................................................        9,645
      Securities lending .........................................           83
                                                                     ----------
Total investment income ..........................................       23,529
                                                                     ==========
EXPENSES
      Investment advisory fee ....................................        7,024
      Auditors fees ..............................................          135
      Custodian fees .............................................          419
      Fidelity Bond fees .........................................            2
      Legal fees .................................................          131
      Printing & mailing fees ....................................          174
      Trustees' fees .............................................           51
      Other fees .................................................           29
                                                                     ----------
Total expenses ...................................................        7,965
      Less custodian expense reduction offset by commission
         recapture arrangement (Note C) ..........................         (255)
                                                                     ----------
Net expenses .....................................................        7,710
                                                                     ----------
Net investment income ............................................       15,819
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ................................................       67,146
      Financial futures contracts ................................         (198)
      Change in unrealized depreciation on
         investments .............................................      (46,400)
                                                                     ----------
Net realized and unrealized gain .................................       20,548
                                                                     ----------
Net increase in net assets resulting from
   operations ....................................................   $   36,367
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Managed Fund
(000's Omitted)

                                                                  Unaudited
                                                                  Six-Month
                                                                Period Ended     Year Ended
                                                                   June 30,     December 31,
                                                                     2004           2003
                                                                -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ....................................     $   15,819     $   34,274
   Net realized gain (loss) .................................         66,948         (6,738)
   Change in net unrealized appreciation (depreciation) .....        (46,400)       314,071
                                                                  ----------     ----------
      Net increase in net assets resulting from operations ..         36,367        341,607
Distributions to shareholders from:
   Net investment income ....................................        (15,683)       (63,465)
   Realized gains ...........................................                        (8,662)
                                                                  ----------     ----------
      Decrease in net assets resulting from distributions ...        (15,683)       (72,127)
From fund share transactions:
   Proceeds from shares sold ................................         96,222         80,229
   Distributions reinvested .................................         15,683         72,127
   Payment for shares redeemed ..............................       (134,484)      (287,955)
                                                                  ----------     ----------
      Decrease in net assets from fund share transactions ...        (22,579)      (135,599)
                                                                  ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS .......................         (1,895)       133,881
NET ASSETS
   Beginning of Period ......................................      2,070,745      1,936,864
                                                                  ----------     ----------
   End of Period (including undistributed net investment
      income of $136 and $0, respectively) ..................     $2,068,850     $2,070,745
                                                                  ==========     ==========
Analysis of fund share transactions:
   Sold .....................................................          7,424          6,753
   Reinvested ...............................................          1,214          5,842
   Redeemed .................................................        (10,395)       (24,528)
                                                                  ----------     ----------
Decrease in fund shares outstanding .........................         (1,757)       (11,933)
                                                                  ==========     ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                                                                 Managed Fund
                                                 ---------------------------------------------------------------------------
                                                 Unaudited Period                    Year Ended December 31,
                                                  Ended June 30,    --------------------------------------------------------
                                                       2004              2003           2002           2001         2000(c)
                                                 ----------------   -------------   -----------   -------------   ----------
Net Assets Value at Beginning of
   Period ....................................   $    12.80         $    11.15      $    13.08    $    13.82      $    15.45
Income from Investment Operations:
      Net Investment Income ..................         0.10               0.21            0.21          0.28            0.44
      Net Realized and Unrealized Gain
         (Loss) on Investment(a) .............         0.13               1.89           (1.93)        (0.67)          (0.45)
                                                 ----------         ----------      ----------    ----------      ----------
      Total From Investment Operations .......         0.23               2.10           (1.72)        (0.39)          (0.01)
Less Distributions:
      Distribution from Net Investment
         Income ..............................        (0.10)             (0.39)          (0.21)        (0.28)          (0.44)
      Distribution from Net Realized Gains
         on Investments ......................                           (0.06)                        (0.07)          (1.18)
                                                 ----------         ----------      ----------    ----------      ----------
      Total Distributions ....................        (0.10)             (0.45)          (0.21)        (0.35)          (1.62)
                                                 ----------         ----------      ----------    ----------      ----------
Net Assets Value at End of Period ............   $    12.93         $    12.80      $    11.15    $    13.08      $    13.82
                                                 ==========         ==========      ==========    ==========      ==========
Total Investment Return(b) ...................         1.77%(g)          19.00%         (13.23)%       (2.84)%          0.03%
Ratios/Supplemental Data:
      Ratio of Operating Expense to Average
         Net Assets ..........................         0.77%(f)(h)        0.74%(f)        0.76%         0.73%           0.46%
      Ratio of Net Investment Income to
         Average Net Assets ..................         1.54%(h)           1.75%           1.77%         2.10%(d)        2.86%
      Portfolio Turnover Rate ................       145.00%(g)         216.32%         234.62%       190.73%(e)      210.35%
Net Assets End of Period (000s Omitted) ......   $2,068,850         $2,070,745      $1,936,864    $2,526,703      $2,995,794

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.

(d) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 2.29% for the years ended December 31, 2001.

(e)  Excludes merger activity.

(f) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(g)  Not annualized.

(h)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                            Shares      Value
                    --------------                           --------   --------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.5%
   Boeing Co. (US) .......................................   $278,100   $ 14,208
   Lockheed Martin Corp. (US) ............................     24,200      1,260
   Northrop Grumman Corp. (US) ...........................     35,200      1,890
   Raytheon Co. (US) .....................................     12,700        454
   United Technologies Corp. (US) ........................    136,200     12,460
                                                                        --------
                                                                          30,272
Air Freight & Couriers - 0.3%
   Fedex Corp. (US) ......................................     71,200      5,816
Auto Components - 0.2%
   Magna International, Inc. - Cl. A (US) ................     50,400      4,293
Automobiles - 0.7%
   General Motors Corp. (US) .............................    204,400      9,523
   Harley-Davidson, Inc. (US) ............................     72,700      4,503
                                                                        --------
                                                                          14,026
Banks - 2.9%
   Bank of America Corp. (US) ............................    235,700     19,945
   Bank One Corp. (US) ...................................    367,900     18,763
   Golden West Financial Corp. (US) ......................     52,000      5,530
   JP Morgan Chase & Co. (US) ............................    302,400     11,724
   SouthTrust Corp. (US) .................................     97,200      3,772
                                                                        --------
                                                                          59,734
Beverages - 2.0%
   Anheuser-Busch Cos., Inc. (US) ........................    310,700     16,778
   Coca-Cola Co. (US) ....................................    177,900      8,980
   Pepsi Bottling Group, Inc. (US) .......................     53,000      1,619
   PepsiCo, Inc. (US) ....................................    260,800     14,052
                                                                        --------
                                                                          41,429
Biotechnology - 1.0%
   Amgen, Inc. (US) ......................................    170,300      9,293
   Biogen IDEC, Inc. (US) ................................     99,915      6,320
   Genetech, Inc. (US) ...................................     48,700      2,737
   ImClone Systems, Inc. (US) ............................     23,000      1,973
                                                                        --------
                                                                          20,323
Chemicals - 1.0%
   Air Products & Chemicals, Inc. (US) ...................     52,700      2,764
   Dow Chemical Co. (US) .................................    219,000      8,914
   E.I. du Pont de Nemours & Co. (US) ....................     76,700      3,407
   Rohm & Haas Co. (US) ..................................    114,100      4,744
                                                                        --------
                                                                          19,829
Commercial Services & Supplies - 0.5%
   Automatic Data Processing, Inc. (US)
                                                              129,800      5,436
   Checkfree Corp. (US) ..................................     28,700        861
   Monster Worldwide, Inc. (US) ..........................     16,200        417
   Robert Half International, Inc. (US) ..................     25,400        756
   Sabre Group Holdings, Inc. (US) .......................   $ 87,800   $  2,433
                                                                        --------
                                                                           9,903
Communications Equipment - 2.2%
   Cisco Systems, Inc. (US) ..............................    789,500     18,711
   JDS Uniphase Corp. (US) ...............................    294,000      1,114
   Lucent Technologies, Inc. (US) ........................    724,700      2,740
   Motorola, Inc. (US) ...................................    613,800     11,202
   Polycom, Inc. (US) ....................................     42,400        950
   Qualcomm, Inc. (US) ...................................    136,200      9,940
                                                                        --------
                                                                          44,657
Computers & Peripherals - 1.8%
   Apple Computer, Inc. (US) .............................     14,900        485
   Dell, Inc. (US) .......................................    367,000     13,146
   EMC Corp. (US) ........................................    420,100      4,789
   International Business Machines Corp. (US) ............    185,400     16,343
   Lexmark International Group, Inc. - Cl. A (US) ........     13,500      1,303
   Seagate Technology (US) ...............................     60,800        877
   Sun Microsystems, Inc. (US) ...........................    184,500        801
                                                                        --------
                                                                          37,744
Construction & Engineering - 0.6%
   American Standard Cos., Inc. (US) .....................    190,200      7,667
   Fluor Corp. (US) ......................................     81,300      3,875
                                                                        --------
                                                                          11,542
Construction Materials - 0.2%
   United States Steel Corp. (US) ........................    105,300      3,698
Credit Card - 0.4%
   MBNA Corp. (US) .......................................    321,300      8,286
Diversified Financials - 5.3%
   AmeriCredit Corp. (US) ................................     63,900      1,248
   Capital One Financial Corp. (US) ......................    106,700      7,296
   CIT Group, Inc. (US) ..................................    141,400      5,414
   Citigroup, Inc. (US) ..................................    691,500     32,155
   Goldman Sachs Group, Inc. (US) ........................    109,500     10,310
   Merrill Lynch & Co., Inc. (US) ........................    149,700      8,081
   Morgan Stanley, Dean Witter, Discover & Co. (US) ......    152,600      8,053
   SLM Corp. (US) ........................................    401,900     16,257
   State Street Corp. (US) ...............................     62,800      3,080
   Washington Mutual, Inc. (US) ..........................    229,900      8,883
   Wells Fargo & Co. (US) ................................    143,100      8,190
                                                                        --------
                                                                         108,967
Diversified Telecommunication Services - 1.5%
   BellSouth Corp. (US) ..................................    242,700      6,364
   Sprint Corp. (US) .....................................    669,550     11,784
   Verizon Communications (US) ...........................    384,700     13,922
                                                                        --------
                                                                          32,070

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                            Shares      Value
                    --------------                          ----------   -------
                                                                         (000's)
COMMON STOCK - Continued
Electric Utilities - 0.8%
   AES Corp. (US) .......................................   $  302,100   $ 3,000
   American Electric Power Co. (US) .....................       53,700     1,718
   Constellation Energy Group, Inc. (US) ................       69,800     2,645
   Edison International (US) ............................      118,600     3,033
   PG & E Corp. (US) ....................................       97,200     2,716
   TXU Corp. (US) .......................................       84,600     3,427
                                                                         -------
                                                                          16,539
Electrical Equipment - 0.5%
   American Power Conversion (US) .......................      150,200     2,951
   Rockwell International Corp. (US) ....................      189,200     7,097
                                                                         -------
                                                                          10,048
Electronic Equipment & Instruments - 0.4%
   Agilent Technologies, Inc. (US) ......................       33,000       967
   Avnet, Inc. (US) .....................................       64,500     1,464
   Flextronics International, Ltd. (US) .................       37,000       590
   Jabil Circuit, Inc. (US) .............................       49,200     1,239
   Sanmina Corp. (US) ...................................      460,900     4,194
                                                                         -------
                                                                           8,454
Energy Equipment & Services - 0.9%
   Baker Hughes, Inc. (US) ..............................       81,200     3,057
   BJ Services Co. (US) .................................       63,600     2,916
   National-Oilwell, Inc. (US) ..........................       88,600     2,790
   Schlumberger, Ltd. (US) ..............................       81,700     5,189
   Transocean Sedco Forex, Inc. (US) ....................       48,200     1,395
   Weatherford Bermuda (US) .............................       57,300     2,577
                                                                         -------
                                                                          17,924
Food & Drug Retailing - 0.2%
   Sysco Corp. (US) .....................................      129,800     4,656
Food Products - 0.3%
   Campbell Soup Co. (US) ...............................      177,700     4,777
   Kraft Foods, Inc. - Cl. A (US) .......................       47,200     1,495
                                                                         -------
                                                                           6,272
Gas Utilities - 0.3%
   Kinder Morgan Management LLC (US) ....................       85,248     3,135
   Kinder Morgan, Inc. (US) .............................           70         4
   Sempra Energy (US) ...................................       75,200     2,589
   Williams Cos., Inc. (US) .............................      109,900     1,308
                                                                         -------
                                                                           7,036
Health Care Equipment & Supplies - 1.2%
   Applera Corporation - Applied
      Biosystems Group (US) .............................      149,700     3,256
   Becton, Dickinson & Co. (US) .........................       30,800     1,595
   Boston Scientific Corp. (US) .........................       79,600     3,407
   Guidant Corp. (US) ...................................       44,700     2,498
   Medtronic, Inc. (US) .................................       48,600     2,368
   St. Jude Medical, Inc. (US) ..........................       71,900     5,439
   Zimmer Holdings, Inc. (US) ...........................   $   84,200   $ 7,427
                                                                         -------
                                                                          25,990
Health Care Providers & Services - 1.3%
   Amerisource Bergen Corp. (US) ........................       53,100     3,174
   Anthem, Inc. (US) ....................................       93,600     8,383
   CIGNA Corp. (US) .....................................        9,500       654
   DaVita, Inc. (US) ....................................       31,500       971
   HCA-The Healthcare Corp. (US) ........................        9,000       374
   Lincare Holdings, Inc. (US) ..........................       76,200     2,504
   PacifiCare Health Systems, Inc. (US) .................       29,400     1,136
   Triad Hospitals, Inc. (US) ...........................       23,600       879
   UnitedHealth Group, Inc. (US) ........................      138,700     8,634
                                                                         -------
                                                                          26,709
Hotels Restaurants & Leisure - 0.6%
   Carnival Corp. (US) ..................................       22,100     1,039
   Hilton Hotels Corp. (US) .............................      187,600     3,500
   McDonald's Corp. (US) ................................       38,300       996
   Starwood Hotels & Resorts Worldwide, Inc. (US) .......       20,400       915
   Yum Brands, Inc. (US) ................................      141,000     5,248
                                                                         -------
                                                                          11,698
Household Durables - 0.5%
   Centex Corp. (US) ....................................       86,500     3,957
   Leggett & Platt, Inc. (US) ...........................      129,800     3,467
   Maytag Corp. (US) ....................................      110,300     2,704
                                                                         -------
                                                                          10,128
Household Products - 0.6%
   Kimberly-Clark Corp. (US) ............................       21,400     1,410
   Procter & Gamble Co. (US) ............................      221,200    12,042
                                                                         -------
                                                                          13,452
Industrial Conglomerates - 3.6%
   3M Co. (US) ..........................................      140,500    12,646
   Canadian Pacific Railway (US) ........................        1,100        27
   General Electric Co. (US) ............................    1,304,000    42,250
   Honeywell International, Inc. (US) ...................      116,100     4,253
   Siemens AG - ADR (US) ................................       11,500       834
   Tyco International, Ltd. (US) ........................      472,300    15,652
                                                                         -------
                                                                          75,662
Insurance - 3.8%
   Allstate Corp. (US) ..................................      168,400     7,839
   American International Group, Inc. (US) ..............      303,200    21,612
   Assurant, Inc. (US) ..................................       21,700       573
   Chubb Corp. (US) .....................................       19,100     1,302
   Cincinnati Financial Corp. (US) ......................       22,785       992
   Everest Re Group, Ltd. (US) ..........................       42,600     3,423
   Hartford Financial Services Group, Inc. (US) .........      233,000    16,016
   Lincoln National Corp. (US) ..........................       81,800     3,865

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                           Shares       Value
                    --------------                         ----------   --------
                                                                         (000's)
COMMON STOCK - Continued
Insurance - Continued
   Prudential Financial, Inc. (US) .....................   $  259,800   $ 12,073
   St. Paul Cos., Inc. (US) ............................      125,000      5,068
   The PMI Group, Inc. (US) ............................       70,000      3,046
   XL Capital, Ltd. - Cl. A (US) .......................       34,500      2,603
                                                                        --------
                                                                          78,412
Internet & Catalog Retail - 0.4%
   Amazon.com, Inc. (US) ...............................       16,900        920
   Interactive Corp. (US) ..............................      273,800      8,252
                                                                        --------
                                                                           9,172
IT Consulting & Services - 0.7%
   Accenture, Ltd. - Cl. A (US) ........................      390,000     10,717
   Affiliated Computer Services, Inc. - Cl. A (US) .....       65,900      3,489
                                                                        --------
                                                                          14,206
Leisure Equipment & Products - 0.1%
   Mattel, Inc. (US) ...................................       70,400      1,285
Machinery - 1.0%
   Danaher Corp. (US) ..................................      132,400      6,865
   Eaton Corp. (US) ....................................       62,200      4,027
   Ingersoll-Rand Co. - Cl. A (US) .....................       64,900      4,433
   ITT Industries, Inc. (US) ...........................       50,200      4,167
   Navistar International Corp., Inc. - Cl. B (US) .....       35,500      1,376
                                                                        --------
                                                                          20,868
Media - 2.5%
   Cablevision Systems Corp. - Cl. A (US) ..............      110,361      2,169
   Clear Channel Communications, Inc. (US) .............      107,800      3,983
   Comcast Corp. - Cl. A (US) ..........................      412,400     11,559
   Cox Communications, Inc. - Cl. A (US) ...............       44,000      1,223
   Direct TV Group, Inc. (US) ..........................      150,072      2,566
   Knight-Ridder, Inc. (US) ............................       13,600        979
   Omnicom Group, Inc. (US) ............................       73,500      5,578
   Radio One, Inc. - Cl. D (US) ........................       13,300        213
   The Walt Disney Co. (US) ............................      333,100      8,491
   Time Warner, Inc. (US) ..............................      687,676     12,089
   Tribune Co. (US) ....................................       73,400      3,343
                                                                        --------
                                                                          52,193
Metals & Mining - 0.3%
   Alcoa, Inc. (US) ....................................      165,800      5,477
   Newmont Mining Corp. (US) ...........................       20,800        806
                                                                        --------
                                                                           6,283
Multi-Utilities - 0.0%
   NiSource, Inc. (US) .................................       49,400      1,019
Multiline Retail - 1.5%
   Costco Wholesale Corp. (US) .........................       63,000      2,587
   Federated Department Stores, Inc. (US) ..............   $  117,600   $  5,774
   Nordstrom, Inc. (US) ................................      138,500      5,902
   Wal-Mart Stores, Inc. (US) ..........................      302,300     15,949
                                                                        --------
                                                                          30,212
Office Electronics - 0.2%
   Xerox Corp. (US) ....................................      290,700      4,215
Oil & Gas - 3.6%
   BP Amoco plc - ADR (US) .............................       42,800      2,293
   Conoco Phillips (US) ................................      177,500     13,541
   Devon Energy Corp. (US) .............................       96,100      6,343
   Equitable Resources, Inc. (US) ......................       32,900      1,701
   Exxon Mobil Corp. (US) ..............................      811,800     36,052
   Murphy Oil Corp. (US) ...............................       53,800      3,965
   Pioneer Natural Resources Co. (US) ..................      115,700      4,059
   Royal Dutch Petroleum Co. (US) ......................       74,500      3,849
   Shell Transport & Trading Co. (US) ..................       24,600      1,100
   Unocal Corp. (US) ...................................       33,400      1,269
                                                                        --------
                                                                          74,172
Paper & Forest Products - 0.7%
   Boise Cascade Corp. (US) ............................       76,900      2,894
   Georgia-Pacific Corp. (US) ..........................      122,000      4,512
   International Paper Co. (US) ........................      166,400      7,438
                                                                        --------
                                                                          14,844
Personal Products - 0.7%
   Avon Products, Inc. (US) ............................      133,800      6,173
   Estee Lauder Cos., Inc. - Cl. A (US) ................       79,000      3,854
   Gillette Co. (US) ...................................      105,700      4,482
                                                                        --------
                                                                          14,509
Pharmaceuticals - 6.0%
   Abbott Laboratories (US) ............................      250,000     10,190
   Allergan, Inc. (US) .................................      124,600     11,154
   AstraZeneca Group plc - ADR (US) ....................      322,400     14,715
   Eli Lilly & Co. (US) ................................      153,200     10,710
   Forest Laboratories, Inc. (US) ......................      226,200     12,810
   Johnson & Johnson (US) ..............................      423,200     23,572
   Merck & Co., Inc. (US) ..............................      310,700     14,758
   Pfizer, Inc. (US) ...................................      742,100     25,439
                                                                        --------
                                                                         123,348
Real Estate Investment Trust - 0.0%
   General Growth Properties (US) ......................       39,300      1,162

Road & Rail - 0.1%
   Union Pacific Corp. (US) ............................       24,700      1,468

Semiconductor Equipment & Products - 2.5%
   Analog Devices, Inc. (US) ...........................      144,800      6,817
   Applied Materials, Inc. (US) ........................      118,300      2,321
   Intel Corp. (US) ....................................    1,003,800     27,705
   KLA-Tencor Corp. (US) ...............................       24,500      1,210

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                        Market
                    Name of Issuer                         Shares        Value
                    --------------                       ----------   ----------
                                                                        (000's)
COMMON STOCK - Continued

Semiconductor Equipment & Products - Continued
   Lam Research Corp. (US) ...........................   $   40,200   $    1,077
   Micron Technology, Inc. (US) ......................       62,200          952
   Novellus Systems, Inc. (US) .......................       52,900        1,663
   RF Micro Devices, Inc. (US) .......................      338,000        2,535
   Teradyne, Inc. (US) ...............................       29,900          679
   Texas Instruments, Inc. (US) ......................      288,000        6,964
                                                                      ----------
                                                                          51,923
Software - 2.9%
   Cadence Design Systems, Inc. (US) .................       71,900        1,052
   Electronic Arts, Inc. (US) ........................      120,400        6,568
   Intuit, Inc. (US) .................................       96,100        3,707
   Microsoft Corp. (US) ..............................    1,360,800       38,864
   Oracle Corp. (US) .................................      374,400        4,467
   Peoplesoft, Inc. (US) .............................      119,800        2,216
   Sap Aktiengesellschaft - ADR (US) .................       65,500        2,739
                                                                      ----------
                                                                          59,613
Specialty Retail - 2.4%
   AutoNation, Inc. (US) .............................      119,500        2,043
   Best Buy Co., Inc. (US) ...........................       70,300        3,567
   CDW Corp. (US) ....................................      142,700        9,098
   Gap, Inc. (US) ....................................      234,200        5,679
   Home Depot, Inc. (US) .............................      504,000       17,741
   Lowe's Cos., Inc. (US) ............................       52,800        2,775
   RadioShack Corp. (US) .............................       81,100        2,322
   TJX Cos., Inc. (US) ...............................      171,200        4,133
   Williams-Sonoma, Inc. (US) ........................       68,900        2,271
                                                                      ----------
                                                                          49,629
Textiles & Apparel - 0.4%
   Liz Claiborne, Inc. (US) ..........................       84,200        3,029
   Nike, Inc. - Cl. B (US) ...........................       68,100        5,159
                                                                      ----------
                                                                           8,188
Tobacco - 0.8%
   Altria Group, Inc. (US) ...........................      353,200       17,678

Trading Companies & Distributors - 0.2%
   W.W. Grainger, Inc. (US) ..........................       63,300        3,640

U.S. Government Agencies - 1.0%
   Federal Home Loan Mortgage Corp. (US) .............      132,700        8,400
   Federal National Mortgage Assoc. (US) .............      168,400       12,017
                                                                      ----------
                                                                          20,417
Wireless Telecommunications Services - 0.1%
   Nextel Communications, Inc. - Cl. A (US) ..........      110,500        2,946
                                                                      ----------
                                  TOTAL COMMON STOCK-
                                     (Cost $1,190,339)         65.2%   1,348,559

                                                             Par        Market
                    Name of Issuer                          Value       Value
                    --------------                       ----------   ----------
                                                           (000's)      (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.2%
   Boeing Capital Corp. - Sr. Notes (US)
      6.5% due 02/15/12 ..............................   $    1,797   $    1,936
   Bombadier, Inc. - Notes 144A (a) (US)
      6.3% due 05/01/14 ..............................          500          425
   Raytheon Co. - Debs. (US)
      6.0% due 12/15/10 ..............................          125          132
   Systems 2001 LLC - Cl. G 144A (a) (US)
      6.664% due 09/15/13 ............................          244          264
   Systems 2001 LLC - CTF Cl. B 144A (a) (US)
      7.156% due 12/15/11 ............................          308          328
                                                                      ----------
                                                                           3,085
Airlines - 0.0%
   Delta Air Lines, Inc. (US)
      7.7% due 12/15/05 ..............................           75           50

Auto Components - 0.1%
   Delphi (US)
      1.0% due 11/15/33 ..............................          100          100
   Delphi Corp. - Notes (US)
      6.5% due 08/15/13 ..............................        1,450        1,476
   TRW Automotive - Sr. Sub. Notes (US)
      11.0% due 02/15/13 .............................           75           89
                                                                      ----------
                                                                           1,665
Auto Loan - 0.6%
   Ford Motor Credit Co. - Notes (US)
      6.875% due 02/01/06 ............................          953        1,000
      7.0% due 10/01/13 ..............................        1,416        1,429
      7.375% due 10/28/09 ............................          170          181
   Ford Motor Credit Co. (US)
      7.25% due 10/25/11 .............................          732          765
      7.875% due 06/15/10 ............................          550          599
   Ford Motor Credit Co. - Bonds (US)
      7.375% due 02/01/11 ............................           75           79
   General Motors Acceptance Corp. - Sr. Notes (US)
      5.625% due 05/15/09 ............................          900          898
      6.125% due 08/28/07 ............................          150          157
      7.0% due 02/01/12 ..............................          900          925
   General Motors Acceptance Corp. - Notes (US)
      6.125% due 09/15/06 ............................          200          208
      6.875% due 09/15/11 ............................          250          256
      8.0% due 11/01/31 ..............................          250          256
   General Motors Acceptance Corp. (US)
      6.875% due 08/28/12 ............................        1,000        1,017
      7.5% due 07/15/05 ..............................        1,743        1,821

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Auto Loan - Continued
   GMAC Commercial Mortgage Securities, Inc. - CTF Cl. H
      144A (a) (US)
      5.31% due 05/10/36 ...................................    $3,000   $ 2,806
                                                                         -------
                                                                          12,397
Automobiles - 0.4%
   DaimlerChrysler NA Holding Corp. - Sr. Notes (US)
      6.5% due 11/15/13 ....................................     1,040     1,066
   DaimlerChrysler NA (US)
      1.87% due 05/24/06 ...................................     1,833     1,838
   DaimlerChrysler NA - Notes (US)
      3.75% due 06/04/08 ...................................       175       171
      8.0% due 06/15/10 ....................................       100       112
   DaimlerChrysler NA Holding Co. - Notes (US)
      4.75% due 01/15/08 ...................................       275       277
      8.5% due 01/18/31 ....................................       725       833
   DaimlerChrysler NA Holding Co. (US)
      7.2% due 09/01/09 ....................................       110       120
   First Invs Auto Owner Trust - Notes Cl. A (US)
      3.46% due 12/15/08 ...................................        25        25
   Ford Motor Co. - Bonds (US)
      6.625% due 10/01/28 ..................................     2,134     1,869
      7.45% due 07/16/31 ...................................        25        24
   General Motors Corp. - Sr. Notes (US)
      7.2% due 01/15/11 ....................................        25        26
   General Motors Corp. - Sr. Debs. (US)
      8.375% due 07/15/33 ..................................     2,028     2,147
   Hertz Corp. - Sr. Notes (US)
      6.35% due 06/15/10 ...................................       205       207
   Hertz Corp. (US)
      7.625% due 08/15/07 ..................................       100       107
   United Rentals North America, Inc. - Sr. Notes (US)
      6.5% due 02/15/12 ....................................        50        47
                                                                         -------
                                                                           8,869
Banks - 2.3%
   Banc America Commercial Mortgage, Inc. -
      CTF 144A (a) (US)
      5.276% due 03/11/41 ..................................     2,000     1,904
   Banc America Commercial Mortgage, Inc. -
      Ser. 2004-1 Cl. F 144A (a) (US)
      5.279% due 11/10/39 ..................................     1,350     1,282
   Banc America Commercial Mortgage, Inc. -
      Ser. 2004-1 Cl. G 144A (a) (US)
      5.377% due 11/10/39 ..................................    $1,350   $ 1,282
   Banc America Mortgage Securities, Inc. -
      Ser. 2003-F Cl. 2A1 (US)
      3.734% due 07/25/33 ..................................       215       212
   Bank Americorp - Notes (US)
      5.375% due 06/15/14 ..................................       140       139
   Bank of America Corp. - Sr. Notes (US)
      7.125% due 09/15/06 ..................................       250       270
   Bank One Corp. - Notes (US)
      6.5% due 02/01/06 ....................................     1,238     1,307
   Barclays Bank plc - Notes 144A (a) (US)
      6.86% due 06/15/32 ...................................        30        31
   BNP Paribas - 144A (a) (US)
      5.125% due 01/15/15 ..................................        60        58
   Capital One Bank (US)
      5.0% due 06/15/09 ....................................       170       171
      5.75% due 09/15/10 ...................................       120       123
   Central American Bank - 144A (a) (US)
      6.75% due 04/15/13 ...................................     1,350     1,412
   Corporacion Andina De Fomento - Notes (US)
      5.2% due 05/21/13 ....................................     1,330     1,279
      6.875% due 03/15/12 ..................................       160       172
   Credit Suisse First Boston - Ser. 2003 (US)
      3.727% due 03/25/35 ..................................     3,720     3,602
   Credit Suisse First Boston - Ser.
      2003-C3 Cl. F 144A (a) (US)
      4.518% due 05/15/38 ..................................     2,000     1,825
   Credit Suisse First Boston - Sr. Notes (US)
      4.625% due 01/15/08 ..................................       536       546
   Credit Suisse First Boston - Ser. 2004
      AR1 Cl. II A1 (US)
      4.832% due 02/25/34 ..................................       194       194
   Credit Suisse First Boston - Notes (US)
      5.75% due 04/15/07 ...................................       739       779
   Credit Suisse First Boston (US)
      6.5% due 01/15/12 ....................................       125       134
   Credit Suisse First Boston Mortgage -
      CTF Cl. II A2 (US)
      4.375% due 04/25/33 ..................................        68        68
   Credit Suisse First Boston Mortgage - Cl. A2 (US)
      5.935% due 01/15/06 ..................................       250       259

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Banks - Continued
   Credit Suisse First Boston Mortgage - CF2 Cl. A3 (US)
      6.238% due 02/15/34 ..................................   $  250    $   266
   Credit Suisse First Boston Mortgage Securities Corp. -
      Cl. A1 (US)
      3.801% due 06/15/06 ..................................      468        469
   Credit Suisse First Boston Mortgage Securities Corp. (US)
      7.545% due 04/15/10 ..................................    2,533      2,869
   CS First Boston Mortgage Securities Corp. - Cl. A1 (US)
      6.91% due 01/15/08 ...................................    4,242      4,510
   Dresdner Bank AG - Sub. Notes (US)
      7.25% due 09/15/15 ...................................    1,395      1,544
   First Union Lehman Brothers Bank - Ser. 1998 C2 CTF
      Cl. E (US)
      6.778% due 05/18/13 ..................................    2,000      2,139
   First Union National Bank Commercial & Mortgage Trust -
      CTF Cl. A1 (US)
      5.585% due 08/12/10 ..................................      416        435
   FleetBoston Financial Corp. - Sr. Notes (US)
      7.25% due 09/15/05 ...................................    1,248      1,315
   HBOS plc - 144A (a) (US)
      3.125% due 01/12/07 ..................................      250        249
      5.375% due 11/29/49 ..................................      190        183
   HSBC Bank USA - Sub. Notes (US)
      4.625% due 04/01/14 ..................................      500        465
   Independence Community Bank Corp. - Sub. Notes (US)
      1.0% due 04/01/14 ....................................       80         76
   JP Morgan Chase & Co. - Notes (US)
      5.25% due 05/30/07 ...................................    2,739      2,859
      5.35% due 03/01/07 ...................................    2,075      2,175
   JP Morgan Chase & Co. - Sub. Notes (US)
      6.75% due 02/01/11 ...................................    1,500      1,635
   Labranche & Co., Inc. - Sr. Notes 144A (a) (US)
      9.5% due 05/15/09 ....................................       25         25
   MBNA Ameribank (US)
      5.375% due 01/15/08 ..................................      250        260
   Popular North America, Inc. (US)
      4.7% due 06/30/09 ....................................    1,500      1,501
      6.125% due 10/15/06 ..................................    1,439      1,518
   Wachovia Bank Commercial Mortgage Trust -
      Ser. 2004 C10 Cl. A3 (US)
      4.39% due 02/15/36 ...................................    3,000      2,886
   Wachovia Bank Commercial Trust - Ser. 2003-C8
      Cl. F 144A (a) (US)
      5.031% due 11/15/35 ..................................    1,400      1,349
   WAMU Mortgage Pass Through Cert. - CTF Cl. A1 (US)
      4.39% due 06/25/33 ...................................   $  467    $   466
   Zions Bancorp - Sub. Notes (US)
      6.0% due 09/15/15 ....................................      250        252
                                                                         -------
                                                                          46,495
Beverages - 0.1%
   Anheuser Busch Cos., Inc. - Debs. (US)
      6.5% due 02/01/43 ....................................    1,232      1,291
Building Products - 0.0%
   AMH Holdings, Inc. - Sr. Disc. Notes 144A (a) (US)
      1.0% due 03/01/14 ....................................       75         50
   Jacuzzi Brands, Inc. -Sr. Sec. Notes (US)
      9.625% due 07/01/10 ..................................       50         54
   Koppers, Inc. Pennsylvania - Sr. Sec. Notes (US)
      9.875% due 10/15/13 ..................................       25         27
                                                                         -------
                                                                             131
Chemicals - 0.0%
   ICI Wilmington, Inc. - Notes (US)
      4.375% due 12/01/08 ..................................      235        231
   Millenium America, Inc. - Sr. Notes (US)
      9.25% due 06/15/08 ...................................       25         27
   NALCO Co. - Sr. Sub. Notes 144A (a) (US)
      8.875% due 11/15/13 ..................................       50         52
                                                                         -------
                                                                             310
Commercial Services & Supplies - 0.2%
   Allied Waste North America, Inc. - Sr. Notes (US)
      8.875% due 04/01/08 ..................................      100        109
   Cendant Corp. - Sr. Notes (US)
      6.25% due 01/15/08 ...................................      125        133
      6.25% due 03/15/10 ...................................      710        755
      7.125% due 03/15/15 ..................................      734        804
      7.375% due 01/15/13 ..................................    1,457      1,625
   Cendant Corp. - Notes (US)
      6.875% due 08/15/06 ..................................      150        160
   D.R. Horton, Inc. - Sr. Notes (US)
      7.875% due 08/15/11 ..................................       50         55
   Iron Mountain, Inc. Pennsylvania - Sr. Sub. Notes (US)
      6.625% due 01/01/16 ..................................       25         23
   PHH Corp. - Notes (US)
      7.125% due 03/01/13 ..................................       70         77

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
   Quintiles Transnational Corp. - Sr. Sub. Notes (US)
      10.0% due 10/01/13 ...................................    $   50    $   50
   Synagro Technologies, Inc. - Sr. Sub. Notes (US)
      9.5% due 04/01/09 ....................................        25        26
   Waste Management, Inc. - Sr. Notes (US)
      6.375% due 11/15/12 ..................................       125       132
                                                                          ------
                                                                           3,949
Communications Equipment - 0.1%
   American Tower Corp. - Sr. Notes 144A (a) (US)
      7.5% due 05/01/12 ....................................       100        97
   Crown Castle International Corp. - Sr. Notes (US)
      7.5% due 12/01/13 ....................................        75        75
   Motorola, Inc. - Notes (US)
      6.75% due 02/01/06 ...................................     1,500     1,577
   Motorola, Inc. - Debs. (US)
      7.5% due 05/15/25 ....................................        50        54
                                                                          ------
                                                                           1,803
Construction & Engineering - 0.0%
   Hovnanian Enterprises, Inc. - Gtd. Sr. Notes (US)
      6.5% due 01/15/14 ....................................        75        70
   Lennar Corp. - Sr. Notes (US)
      5.95% due 03/01/13 ...................................        30        30
      9.95% due 05/01/10 ...................................        30        33
   Lyon Williams Homes, Inc. - Sr. Notes (US)
      10.75% due 04/01/13 ..................................        50        55
   MDC Holdings, Inc. - Sr. Notes (US)
      5.5% due 05/15/13 ....................................        50        49
   Nortek Holdings, Inc. - Disc. Notes
      144A (a) (US)
      1.0% due 05/15/11 ....................................        50        40
   Pulte Homes, Inc. - Sr. Notes (US)
      6.25% due 02/15/13 ...................................       100       102
      7.875% due 08/01/11 ..................................        90       102
      8.125% due 03/01/11 ..................................        25        29
   Technical Olympic USA, Inc. - Sr. Sub. Notes (US)
      10.375% due 07/01/12 .................................        50        52
                                                                          ------
                                                                             562
Construction Materials - 0.0%
   Gerdau Ameristeel Corp. - Sr. Notes (US)
      10.375% due 07/15/11 .................................        25        28
Construction Materials - Continued
   Ispat Inland Upc - Sr. Sec. Notes
      144A (a) (US)
      9.75% due 04/01/14 ...................................    $   50    $   52
                                                                          ------
                                                                              80
Containers & Packaging - 0.0%
   Graphic Packaging International, Inc. - Sr. Sub.
      Notes (US)
      9.5% due 08/15/13 ....................................        50        54
   Jefferson Smurfit Corp. - Sr. Notes (US)
      7.5% due 06/01/13 ....................................       100        99
   Norampac, Inc. - Sr. Notes (US)
      6.75% due 06/01/13 ...................................        50        49
   Owens Brockway Glass Container - Sr. Notes 144A (a) (US)
      8.75% due 11/15/12 ...................................        75        82
   Packaging Corp. of America - Sr. Notes (US)
      5.75% due 08/01/13 ...................................       100        99
                                                                          ------
                                                                             383
Credit Card - 0.1%
   Citibank Credit Card Issuance Trust - Cl. A1 Notes (US)
      4.95% due 02/09/09 ...................................     2,000     2,076
   MBNA Credit Card Master Note Trust - Notes Cl. C (US)
      6.8% due 07/15/14 ....................................       500       539
   Nordstrom Credit Card Master Note Trust - Notes Cl.
      B 144A(a) (US)
      2.039% due 10/13/10 ..................................       150       150
   Pass Through Amortizing Credit Card Trust - CTF Cl.
      A3 144A(a) (US)
      6.298% due 06/18/12 ..................................        62        63
   Sears Credit Account Master Trust - Ser. 1998-2 Cl.
      A (US)
      5.25% due 10/16/08 ...................................       146       147
                                                                          ------
                                                                           2,975
Diversified Financials - 2.1%
   AXA Financial, Inc. - Sr. Notes (US)
      7.75% due 08/01/10 ...................................     1,068     1,225
   Bear Stearns & Co., Inc. - Notes (US)
      5.7% due 11/15/14 ....................................     2,468     2,476
   Bear Stearns ARM Trust - CTF Cl. II A2 (US)
      4.25% due 04/25/33 ...................................        67        67
   Bear Stearns ARM Trust - Ser. 2004-3 Cl. IIA (US)
      4.344% due 07/25/34 ..................................       766       760
   Capital One Financial Corp. - Notes (US)
      7.25% due 05/01/06 ...................................       190       201

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)

PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   Chase Commercial Mortgage
      Securities Corp. - Ser. 1997-1 Cl. A2 (US)
      7.37% due 02/19/07 ...................................    $4,335   $ 4,630
   Chase Commercial Mortgage Securities Corp. - Cl. C (US)
      7.928% due 07/15/32 ..................................     1,000     1,147
   CIT Group, Inc. - Sr. Notes (US)
      5.75% due 09/25/07 ...................................     1,420     1,496
   CIT Group, Inc. (US)
      1.48% due 05/18/07 ...................................     1,100     1,099
   CIT Group, Inc. - Sr. Notes (US)
      4.0% due 05/08/08 ....................................       934       926
   Citigroup, Inc. - Sr. Notes (US)
      5.0% due 03/06/07 ....................................     3,000     3,112
   Citigroup, Inc. - Notes (US)
      5.5% due 08/09/06 ....................................     2,000     2,089
   Citigroup, Inc. - Sub. Notes (US)
      5.625% due 08/27/12 ..................................     1,260     1,295
   GE Commercial Mortgage Corp. -
      2003-C1 144A (a) (US)
      5.948% due 01/10/38 ..................................     3,000     2,932
   General Electric Capital Corp. (US)
      5.875% due 02/15/12 ..................................     2,950     3,094
   Goldman Sachs Group, Inc. - Sr. Notes (US)
      4.125% due 01/15/08 ..................................     1,050     1,053
      5.15% due 01/15/14 ...................................       190       182
      5.25% due 04/01/13 ...................................       375       366
   Goldman Sachs Group, Inc. (US)
      6.875% due 01/15/11 ..................................     3,405     3,738
   Greater Connecticut Consumer Loan Trust - Notes Cl.
      A 144A (a) (US)
      6.25% due 02/15/20 ...................................       393       398
   Green Tree Financial Corp. - Ser.
      1996-8 Cl. A6 (US)
      7.6% due 10/15/27 ....................................     3,070     3,274
   Morgan Stanley Capital, Inc. - Ser.
      2003 Cl. A 144A (a) (US)
      1.0% due 07/14/08 ....................................        98        98
   Morgan Stanley Group, Inc. (US)
      6.75% due 04/15/11 ...................................     2,880     3,156
   Nationwide Life Global Funding (US)
      5.35% due 02/15/07 ...................................        60        62
   Salomon Brothers Commercial and Mortgage Trust - CTF
      2001-C1 Cl. A3 (US)
      6.428% due 12/18/35 ..................................       925       985
   SLM Corp. (US)
      5.0% due 04/15/15 ....................................       625       591
   Washington Mutual Mortgage Securities Corp. - Cl. A6 (US)
      4.56% due 03/25/33 ...................................        40        40
   Washington Mutual, Inc. (US)
      5.625% due 01/15/07 ..................................    $3,050   $ 3,191
   Wells Fargo & Co. - Notes (US)
      3.5% due 04/04/08 ....................................       500       493
                                                                         -------
                                                                          44,176
Diversified Telecommunication Services - 0.7%
   AT&T Corp. - Sr. Notes (US)
      7.8% due 11/15/11 ....................................        90        92
   AT&T Corp. - Debs. (US)
      8.35% due 01/15/25 ...................................       100       101
   British Telecommunications plc - Notes (US)
      8.875% due 12/15/30 ..................................        40        49
   Deutsche Telekom International (US)
      8.5% due 06/15/10 ....................................       721       843
   France Telecom SA - Notes (US)
      9.25% due 03/01/11 ...................................       875     1,014
      10.0% due 03/01/31 ...................................     1,150     1,443
   National Cable plc - Sr. Notes 144A (a) (US)
      8.75% due 04/15/14 ...................................        25        26
   Singapore Telecommunications - Notes 144A (a) (US)
      6.375% due 12/01/11 ..................................        75        80
   Sprint Capital Corp. - Sr. Notes (US)
      1.0% due 08/17/06 ....................................       145       148
   Sprint Capital Corp. - Notes (US)
      6.125% due 11/15/08 ..................................     1,323     1,391
      7.125% due 01/30/06 ..................................       100       106
      8.375% due 03/15/12 ..................................     1,102     1,267
      8.75% due 03/15/32 ...................................       740       862
   Telecom Italia Capital Corp. - Sr. Notes Ser.
      A 144A (a) (US)
      4.0% due 11/15/08 ....................................     1,250     1,228
   Telecom Italia Capital Corp. - Sr. Notes Ser.
      C 144A (a) (IT)
      6.375% due 11/15/33 ..................................       100        97
   Telstra, Ltd. - Notes (US)
      6.375% due 04/01/12 ..................................       125       134
   Tritel PCS, Inc. - Sr. Sub. Notes (US)
      10.375% due 01/15/11 .................................       325       375
   Verizon Global Funding Corp. - Notes (US)
      6.75% due 12/01/05 ...................................     2,169     2,286
   Verizon Global Funding Corp. - Global Notes (US)
      7.375% due 09/01/12 ..................................       927     1,043
   Verizon New York, Inc. - Debs. Ser. A (US)
      6.875% due 04/01/12 ..................................       963     1,032

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
   Vodafone Group plc - Notes (US)
      5.375% due 01/30/15 .................................    $  110    $   108
                                                                         -------
                                                                          13,725
Electric Utilities - 0.8%
   American Electric Power, Inc. - Sr. Notes Ser. D (US)
      5.25% due 06/01/15 ..................................     1,395      1,338
   Centerpoint Energy Resources Corp. - Sr. Notes (US)
      7.875% due 04/01/13 .................................     2,000      2,242
   Enersis SA - Notes 144A (a) (US)
      7.375% due 01/15/14 .................................     2,000      1,930
   FirstEnergy Corp. - Notes Ser. B (US)
      6.45% due 11/15/11 ..................................     1,054      1,093
   FirstEnergy Corp. - Notes Ser. C (US)
      7.375% due 11/15/31 .................................     2,870      2,991
   Progress Energy, Inc. - Sr. Notes (US)
      6.75% due 03/01/06 ..................................     1,560      1,645
      7.0% due 10/30/31 ...................................       693        713
   Public Service Co. New Mexico - Sr. Unsec. Notes (US)
      4.4% due 09/15/08 ...................................     1,453      1,449
   TXU Australia Holdings, Ltd. - GTD
      Sr. Notes 144A (a) (US)
      6.15% due 11/15/13 ..................................     1,750      1,823
   TXU Energy Co. LLC - Sr. Notes (US)
      7.0% due 03/15/13 ...................................     1,399      1,524
                                                                         -------
                                                                          16,748
Electric/Gas - 0.7%
   AES Corp. (US)
      9.375% due 09/15/10 .................................       100        107
   Dominion Resources, Inc. - Notes (US)
      5.7% due 09/17/12 ...................................       200        203
   Duke Energy Co. - Bonds (US)
      3.75% due 03/05/08 ..................................       665        656
   Duke Energy Co. - Sr. Notes (US)
      6.45% due 10/15/32 ..................................        70         68
   Edison Mission Energy - Sr. Notes (US)
      9.875% due 04/15/11 .................................       150        156
   Empresa Nacional De Electricid - Notes (US)
      8.35% due 08/01/13 ..................................     1,650      1,761
      8.5% due 04/01/09 ...................................       130        142
   Kansas City Power & Light Co. - Sr. Notes Ser. A (US)
      6.0% due 03/15/07 ...................................     1,440      1,519
   Oncor Electric Delivery Co. - Sr. Sec. Notes (US)
      6.375% due 01/15/15 .................................     1,695      1,785
      7.0% due 05/01/32 ...................................    $  125    $   134
   Pacific Gas & Electric Co. - Bonds (US)
      4.2% due 03/01/11 ...................................       250        238
      4.8% due 03/01/14 ...................................       170        161
   Pacific Gas & Electric Co. (US)
      6.05% due 03/01/34 ..................................     1,960      1,843
   Progress Energy, Inc. - Sr. Notes (US)
      7.1% due 03/01/11 ...................................       250        274
      7.75% due 03/01/31 ..................................        50         56
   PSEG Power LLC - Sr. Notes (US)
      5.0% due 04/01/14 ...................................       275        257
      6.875% due 04/15/06 .................................     1,760      1,867
      8.625% due 04/15/31 .................................     1,220      1,490
   Sempra Energy - Notes (US)
      4.75% due 05/15/09 ..................................     1,100      1,107
   Southern California Edison Co. - Ser. 2004B (US)
      6.0% due 01/15/34 ...................................     1,040        996
   SP Power Assets, Ltd. - 144A (a) (US)
      5.0% due 10/22/13 ...................................       150        146
   United Energy Distribution, Ltd. -
      Sr. Notes 144A (a) (US)
      4.7% due 04/15/11 ...................................        90         89
                                                                         -------
                                                                          15,055
Electronic Equipment & Instruments - 0.0%
   Jabil Circuit, Inc. - Sr. Notes (US)
      5.875% due 07/15/10 .................................       210        217
   ON Semiconductor Corp. - Sr. Sec. Notes (US)
      12.0% due 03/15/10 ..................................        25         29
   Solectron Corp. - Sr. Notes (US)
      9.625% due 02/15/09 .................................        75         82
   Stoneridge, Inc. - Sr. Notes (US)
      11.5% due 05/01/12 ..................................        75         88
   Viasystems, Inc. - Sr. Sub. Notes 144A (a) (US)
      10.5% due 01/15/11 ..................................        75         79
                                                                         -------
                                                                             495
Energy Equipment & Services - 0.1%
   Enbridge Energy Partners LP - Notes (US)
      4.75% due 06/01/13 ..................................     1,710      1,585
   Luscar Coal, Ltd. - Sr. Notes (US)
      9.75% due 10/15/11 ..................................        25         28
                                                                         -------
                                                                           1,613
Finance - 1.6%
   ACE INA Holding, Inc. - GTD. Sr. Notes (US)
      5.875% due 06/15/14 .................................       420        425

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Finance - Continued
   Ahold Finance USA - Gtd. Notes (US)
      8.25% due 07/15/10 ...................................   $   50     $   53
   Arch Capital Group, Ltd. - Sr. Notes (US)
      7.35% due 05/01/34 ...................................    1,870      1,882
   Cadbury Schweppes U.S. Finance -
      Sr. Notes 144A (a) (US)
      5.125% due 10/01/13 ..................................      100         98
   California Infras & Ecomomic - Ser.
      1997-1 CTF Cl. A6 (US)
      6.38% due 09/25/08 ...................................      375        392
   California Infrastructure Development - Ser. 1997-1 CTF
      Cl. A7 (US)
      6.42% due 09/25/08 ...................................      358        373
   Caterpillar Financial Services Corp. - Sr. Notes (US)
      4.5% due 06/15/09 ....................................      140        141
   Concentra Operating Corp. - Sr. Sub. Notes 144A (a) (US)
      9.125% due 06/01/12 ..................................       25         26
   Cullen Frost Capital Trust II - Ser. A 144A (a) (US)
      2.68% due 03/01/34 ...................................      110        112
   DBS Capital Funding Corp. - Ser. A 144A (a) (US)
      1.0% due 03/15/49 ....................................       90        100
   Deutsche Telekom International Finance (US)
      8.75% due 06/15/30 ...................................    1,046      1,273
   Deutsche Telekom International Finance BV - Notes (US)
      9.25% due 06/01/32 ...................................      100        132
   Devon Financing Corp. United L C - Notes (US)
      6.875% due 09/30/11 ..................................       90         98
   Duke Capital LLC. - Sr. Notes (US)
      6.75% due 02/15/32 ...................................    1,394      1,337
   Equus Cayman Finance, Ltd. - Sr Notes 144A (a) (US)
      5.5% due 09/12/08 ....................................    1,240      1,233
   ERAC USA Finance Co. - Gtd. Notes 144A (a) (US)
      6.7% due 06/01/34 ....................................      735        736
   ERP Operating, Ltd. - Sr. Notes (US)
      4.75% due 06/15/09 ...................................      190        190
   FUJI JGB Investments - Ser. A 144A (a) (US)
      9.87% due 12/31/49 ...................................      140        158
   Fund American Cos, Inc. - GTD Sr Notes (US)
      5.875% due 05/15/13 ..................................    1,480      1,477
   General Electric Capital Corp. (US)
      6.0% due 06/15/12 ....................................   $   70     $   74
   Household Financial Corp. - Global Notes (US)
      4.625% due 01/15/08 ..................................    1,432      1,458
   Household Financial Corp. (US)
      5.75% due 01/30/07 ...................................       35         37
   International Lease Finance Corp. - Notes (US)
      3.5% due 04/01/09 ....................................       30         28
   International Lease Finance Corp. (US)
      4.55% due 10/15/09 ...................................      100        100
   International Lease Finance Corp. - Sr. Notes (US)
      4.75% due 07/01/09 ...................................      515        515
   International Lease Finance Corp. - Notes (US)
      5.875% due 05/01/13 ..................................    1,317      1,350
   Mangrove Bay Trust - 144A (a) (US)
       6.102% due 07/15/33 .................................      100         99
   MBNA Capital - Ser. B (US)
      1.963% due 02/01/27 ..................................      275        261
   Mizuho Financial Group Cayman, Ltd. - Sub. Notes
      144A (a) (US)
      5.79% due 04/15/14 ...................................    1,610      1,583
   Monumental Global Funding - Sr Sec. Notes Ser. A
      144A (a) (US)
      5.2% due 01/30/07 ....................................      250        261
   Monumental Global Funding II - Notes 144A (a) (US)
      1.29% due 05/19/06 ...................................      630        628
   National Rural Utilities Cooperative Finance - Bonds
      (US)
      3.875% due 02/15/08 ..................................    1,698      1,693
   NiSource Finance Corp. - Sr. Notes (US)
      6.15% due 03/01/13 ...................................      912        945
   NiSource Finance Corp. (US)
      7.875% due 11/15/10 ..................................    1,440      1,651
   Odyssey Re Holdings Corp. - Sr Notes (US)
      7.65% due 11/01/13 ...................................    4,000      4,300
   PCCW Hkt Capital, Ltd. (US)
      8.0% due 11/15/11 ....................................       80         90
   Pharma Services Intermediate
      Holding Corp. - Sr. Disc. Notes 144A (a) (US)
      11.5% due 04/01/14 ...................................       75         38
   RBS Capital Trust (US)
      4.709% due 12/29/49 ..................................       80         74
   Reliastar Financial Corp. - Notes (US)
      6.5% due 11/15/08 ....................................      160        172

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   ------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Finance - Continued
   RH Donnelly Finance Corp. - Sr. Sub. Notes (US)
      10.875% due 12/15/12 .................................    $   25   $    29
   SB Treasury Co. - 144A (a) (US)
      1.0% due 12/29/49 ....................................       100       112
   Sprint Capital Corp. (US)
      6.875% due 11/15/28 ..................................        80        77
   UFJ Finance Aruba - Gtd. Notes (US)
      6.75% due 07/15/13 ...................................     1,800     1,861
   Vanderbilt Acquisition Loan Trust - Sr. Sub. Notes
      Cl. A3 (US)
      5.7% due 09/07/23 ....................................       250       253
   W.R. Berkley Corp. - Notes (US)
      5.875% due 02/15/13 ..................................     2,310     2,357
   WPP Finance UK - Notes 144A (a) (US)
      5.875% due 06/15/14 ..................................     1,825     1,832
                                                                         -------
                                                                          32,114
Food & Drug Retailing - 0.0%
   Winn Dixie Stores, Inc. - Sr. Notes (US)
      8.875% due 04/01/08 ..................................        50        46
Food Products - 0.3%
   Burns Philip Capital Property, Ltd. - Sr. Sub. Notes
      (US)
      10.75% due 02/15/11 ..................................        75        80
   Gold Kist, Inc. - Sr. Notes 144A (a) (US)
      10.25% due 03/15/14 ..................................        50        54
   Kellogg Co. - Notes Ser. B (US)
      6.6% due 04/01/11 ....................................       200       219
   Kraft Foods, Inc. - Notes (US)
      5.25% due 06/01/07 ...................................     4,757     4,947
   Nabisco, Inc. - Notes (US)
      7.05% due 07/15/07 ...................................        90        98
   Nabisco, Inc. - Debs. (US)
      7.55% due 06/15/15 ...................................       500       575
   WH Holdings Cayman, Ltd. - 144A (a) (US)
      9.5% due 04/01/11 ....................................        50        52
                                                                         -------
                                                                           6,025
Foreign Governmental - 0.2%
   Republic of Chile - Notes (US)
      1.5% due 01/28/08 ....................................     1,800     1,818
   Republic of Chile - Bonds (US)
      5.5% due 01/15/13 ....................................        70        70
   United Mexican States (US)
      6.375% due 01/16/13 ..................................     1,700     1,697
      8.375% due 01/14/11 ..................................        40        45
   United Mexican States (XU)
      9.875% due 02/01/10 ..................................        95       114
   United Mexican States - Bonds (US)
      11.375% due 09/15/16 .................................    $   50   $    70
                                                                         -------
                                                                           3,814
Gas Utilities - 0.1%
   Kinder Morgan Energy Partners - Sr. Notes (US)
      7.3% due 08/15/33 ....................................     1,480     1,561
   Michigan Consolidated Gas Co. - Sr. Notes (US)
      5.7% due 03/15/33 ....................................     1,480     1,342
   Williams Cos, Inc. - Notes (US)
      8.125% due 03/15/12 ..................................        75        80
                                                                         -------
                                                                           2,983
Health Care Equipment & Supplies - 0.0%
   Hospira, Inc. - Notes 144A (a) (US)
      5.9% due 06/15/14 ....................................       110       111
Health Care Providers & Services - 0.0%
   HCA, Inc. - Notes (US)
      6.25% due 02/15/13 ...................................       200       198
      6.95% due 05/01/12 ...................................       150       157
   HCA-The Healthcare Corp. - Notes (US)
      8.75% due 09/01/10 ...................................        60        68
   Health Net, Inc. - Sr. Notes (US)
      8.375% due 04/15/11 ..................................       140       164
   Tenet Healthcare Corp. - Sr. Notes 144A (a) (US)
      9.875% due 07/01/14 ..................................        65        66
                                                                         -------
                                                                             653
Home Equity Loan - 1.4%
   Centex Home Equity Loan Trust - CTF Cl. A5 (US)
      6.83% due 07/25/32 ...................................     2,635     2,773
   Chase Mortgage Funding - Ser. 2003- 2 Cl. IA 3 (US)
      2.864% due 03/25/07 ..................................       100       100
   Chase Mortgage Funding Ser. 2003-1 CTF CL. IA-3 (US)
      3.14% due 07/25/23 ...................................       100       100
   Countrywide Home Loan Corp. (US)
      5.5% due 08/01/06 ....................................     2,821     2,940
   Residential Asset Mortgage Products, Inc. - Cl. AI2
      (US)
      3.38% due 03/25/29 ...................................     5,000     5,008
   Residential Asset Mortgage Products, Inc. - Ser.
      2004-SL2 Cl. AI (US)
      6.5% due 10/25/16 ....................................     6,588     6,816
   Residential Funding and Mortgage Securities - Ser.
      2002-HI2 (US)
      5.64% due 10/25/14 ...................................     1,734     1,734

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
                      --------------                           -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Home Equity Loan - Continued
   Residential Funding and Mortgage Securities - Notes
      Cl. A7 (US)
      6.9% due 01/25/33 ....................................    $9,000   $ 9,637
   Residential Funding and Mortgage Securities
      Trust II - Ser. 2001-HS2 Cl. A4 (US)
      6.43% due 04/25/16 ...................................        19        18
                                                                         -------
                                                                          29,126
Hotels Restaurants & Leisure - 0.4%
   Boyd Gaming Corp. - Sr. Notes (US)
      9.25% due 08/01/09 ...................................        50        55
   Buffets, Inc. - Sr. Sub. Notes (US)
      11.25% due 07/15/10 ..................................        25        26
   Circus & Eldorado Circus - Notes (US)
      10.125% due 03/01/12 .................................        50        50
   Harrah's Operating, Inc. - Gtd. Sr Notes 144A (a) (US)
      5.5% due 07/01/10 ....................................       100       100
   Hilton Hotels Corp. - Notes (US)
      7.625% due 12/01/12 ..................................     2,440     2,623
      8.25% due 02/15/11 ...................................        40        45
   Hilton Hotels Trust - Ser. 2000 Cl. B (US)
      1.62% due 10/03/10 ...................................        95        94
   Host Marriott LP - Sr. Notes Ser. J (US)
      7.125% due 11/01/13 ..................................        50        49
   Mandalay Resort Group - Sr. Notes (US)
      6.375% due 12/15/11 ..................................     1,000     1,015
   MGM Mirage, Inc. - Ser. B (US)
      6.0% due 10/01/09 ....................................     1,870     1,833
   Royal Caribbean Cruises, Ltd. (US)
      8.75% due 02/02/11 ...................................        50        56
   Seneca Gaming Corp. - Sr. Notes 144A (a) (US)
      7.25% due 05/01/12 ...................................        25        25
   Six Flags, Inc. - Sr. Notes (US)
      8.875% due 02/01/10 ..................................        75        75
   Starwood Hotels & Resorts Worldwide, Inc. - Sr. Notes
      (US)
      7.875% due 05/01/12 ..................................     2,350     2,514
   Tricon Global Restaurants, Inc. - Sr. Notes (US)
      8.875% due 04/15/11 ..................................       100       120
                                                                         -------
                                                                           8,680
Household Durables - 0.1%
   Centex Corp. - Sr. Notes (US)
      4.75% due 01/15/08 ...................................        40        41
   Mohawk Industries, Inc. - Notes (US)
      6.5% due 04/15/07 ....................................    $1,580   $ 1,686
                                                                         -------
                                                                           1,727
Industrial Conglomerates - 0.2%
   General Electric Co. - Notes (US)
      5.0% due 02/01/13 ....................................     1,790     1,762
   Tyco International Group SA - Notes (US)
      6.0% due 11/15/13 ....................................       805       828
   Tyco International Group SA - Sr. Notes (US)
      6.375% due 10/15/11 ..................................     1,450     1,550
                                                                         -------
                                                                           4,140
Insurance - 0.1%
   Aetna Inc. - Sr. Notes (US)
      7.375% due 03/01/06 ..................................       100       107
   Assurant, Inc. - Sr. Notes (US)
      5.625% due 02/15/14 ..................................        90        88
   Metlife, Inc. - Debs. (US)
      3.911% due 05/15/05 ..................................       190       193
   Nationwide Mutual Insurance Co. - Notes 144A (a) (US)
      7.875% due 04/01/33 ..................................        30        34
   Ohio Casualty Corp. - Notes (US)
      7.3% due 06/15/14 ....................................     1,400     1,409
   Prudential Financial, Inc. (US)
      4.75% due 04/01/14 ...................................       315       294
   Prudential Insurance Co. - Sr. Notes 144A (a) (US)
      6.375% due 07/23/06 ..................................       350       371
                                                                         -------
                                                                           2,496
Leisure Equipment & Products - 0.0%
   Eastman Kodak Co. - Sr. Notes (US)
      7.25% due 11/15/13 ...................................       780       793
Machinery - 0.1%
   Caterpillar, Inc. - Sr. Debs. (US)
      7.25% due 09/15/09 ...................................     1,050     1,188
   Terex Corp. - Sr. Sub. Notes (US)
      9.25% due 07/15/11 ...................................        50        55
                                                                         -------
                                                                           1,243
Marine - 0.0%
   Overseas Shipholding Group, Inc. - Notes (US)
      8.25% due 03/15/13 ...................................        50        54
Media - 0.8%
   AMC Entertainment, Inc. - Sr. Sub. Notes (US)
      9.875% due 02/01/12 ..................................        25        26

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Media - Continued
   Canwest Media, Inc. - Sr. Sub. Notes (CA)
      10.625% due 05/15/11 .................................    $   50   $    56
   Carmike Cinemas, Inc. - Sr. Sub. Notes 144A (a) (US)
      7.5% due 02/15/14 ....................................        50        48
   Charter Communication Operating LLC - Sr. Notes
      144A (a) (US)
      8.0% due 04/30/12 ....................................       100        97
   Cinemark USA, Inc. - Sr. Sub. Notes (US)
      9.0% due 02/01/13 ....................................        25        27
   Cinemark, Inc. - Sr. Disc. Notes 144A (a) (US)
      1.0% due 03/15/14 ....................................        25        16
   Clear Channel Communications, Inc. (US)
      7.65% due 09/15/10 ...................................       125       141
   Comcast Corp. - Notes (US)
      6.5% due 01/15/15 ....................................       627       650
      7.05% due 03/15/33 ...................................     1,446     1,498
   Cox Communications, Inc. - Notes (US)
      4.625% due 06/01/13 ..................................     1,470     1,357
   Cox Radio, Inc. - Sr. Notes (US)
      6.625% due 02/15/06 ..................................       250       263
   Dex Media, Inc. - Disc. Notes
      144A (a) (US)
      1.0% due 11/15/13 ....................................        75        48
   Liberty Media Corp. - Sr. Notes (US)
      2.64% due 09/17/06 ...................................       760       774
      3.5% due 09/25/06 ....................................        20        20
      5.7% due 05/15/13 ....................................     2,500     2,463
   Liberty Media Corp. - Sr. Debs (US)
      8.25% due 02/01/30 ...................................       690       786
   News America, Inc. - Sr. Notes (US)
      6.75% due 01/09/38 ...................................        30        33
   NextMedia Operating, Inc. - Sr. Sub. Notes (US)
      10.75% due 07/01/11 ..................................        50        56
   Quebecor Media, Inc. - Sr. Notes (US)
      11.125% due 07/15/11 .................................        50        57
   Telenet Group Holding NV - Sr. Disc Notes 144A (a) (US)
      1.0% due 06/15/14 ....................................       100        63
   Time Warner, Inc. (US)
      6.15% due 05/01/07 ...................................     1,904     2,016
      7.625% due 04/15/31 ..................................       130       141
   Time Warner, Inc. - Debs. (US)
      7.7% due 05/01/32 ....................................     1,815     1,983
   Time Warner, Inc. - Notes (US)
      8.18% due 08/15/07 ...................................       900     1,006
   Univision Communications, Inc. - Sr. Notes (US)
      3.875% due 10/15/08 ..................................    $  125   $   122
      7.85% due 07/15/11 ...................................       130       149
   Viacom, Inc. (US)
      7.875% due 07/30/30 ..................................     1,054     1,248
   Videotron Ltee - Sr. Notes (US)
      6.875% due 01/15/14 ..................................        25        24
   Young Broadcasting, Inc. - Sr. Sub. Notes (US)
      10.0% due 03/01/11 ...................................        50        51
                                                                         -------
                                                                          15,219
Metals & Mining - 0.1%
   Alcan Aluminum, Ltd. - Notes (US)
      5.2% due 01/15/14 ....................................        50        49
   Codelco, Inc. - Notes 144A (a) (US)
      5.5% due 10/15/13 ....................................     1,104     1,096
   Falconbridge, Ltd. - Notes (US)
      5.375% due 06/01/15 ..................................     1,395     1,218
   Freeport McMoran Copper & Gold - Sr. Notes (US)
      10.125% due 02/01/10 .................................        50        55
                                                                         -------
                                                                           2,418
Multi-Utilities - 0.2%
   Centerpoint Energy Houston - Bonds Ser. K (US)
      6.95% due 03/15/33 ...................................     1,000     1,070
   Centerpoint Energy, Inc. - Sr. Notes (US)
      5.875% due 06/01/08 ..................................     1,000     1,011
      6.85% due 06/01/15 ...................................     1,250     1,267
      7.25% due 09/01/10 ...................................     1,250     1,329
                                                                         -------
                                                                           4,677
Multiline Retail - 0.0%
   Saks, Inc. (US)
      7.5% due 12/01/10 ....................................        50        52
Oil & Gas - 0.8%
   Amerada Hess Corp. - Notes (US)
      7.3% due 08/15/31 ....................................     2,100     2,132
   Devon Energy Corp. - Sr. Debs. (US)
      7.95% due 04/15/32 ...................................     1,480     1,710
   Duke Capital LLC - Sr. Notes (US)
      6.25% due 02/15/13 ...................................       700       710
   Dynegy, Inc. - Sr. Sec. Notes 144A (a) (US)
      10.125% due 07/15/13 .................................        25        27
   Enterprise Products Operating LP - Sr. Notes (US)
      6.875% due 03/01/33 ..................................     1,714     1,586
   Marathon Oil Corp. - Notes (US)
      6.8% due 03/15/32 ....................................     1,494     1,549

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Oil & Gas - Continued
   Newfield Exploration Co. - Sr. Sub. Notes (US)
      8.375% due 08/15/12 ..................................    $   50   $    54
   Occidental Petroleum Corp. - Notes (US)
       6.75% due 01/15/12 ..................................     1,913     2,107
   Peco Energy Transport Trust - Ser. 1999A. Cl. A7 (US)
      6.13% due 03/01/09 ...................................       315       338
   Pemex Project Funding Master Trust - Sr. Notes 144A
      (a) (US)
      2.82% due 06/15/10 ...................................       200       201
   Pemex Project Funding Master Trust - Notes (US)
      6.125% due 08/15/08 ..................................     1,500     1,534
      7.375% due 12/15/14 ..................................     1,700     1,734
   Premcor Refining Group, Inc. - Sr. Sub. Notes (US)
      7.75% due 02/01/12 ...................................       100       104
   Teppco Partners - Sr. Notes (US)
      6.125% due 02/01/13 ..................................     1,308     1,330
   Texas Gas Transmission LLC - Notes (US)
      4.6% due 06/01/15 ....................................     1,860     1,714
   Union Oil Co. of California (US)
      7.5% due 02/15/29 ....................................        80        90
   Western Oil Sands, Inc. - Sr. Sec. Notes (US)
      8.375% due 05/01/12 ..................................        25        27
                                                                         -------
                                                                          16,947
Other Asset Backed - 1.2%
   Argent Securities, Inc. - Ser. 2004 W1 M3 (US)
      1.0% due 02/25/34 ....................................     3,000     3,032
   CWABS, Inc. - Ser. 2003-5 Cl. AF 2 (US)
      3.042% due 04/25/25 ..................................     3,570     3,554
   CWMBS, Inc. - Ser. 2004-7 CTF Cl. 2A1 (US)
      1.0% due 04/25/34 ....................................       517       510
   CWMBS, Inc. -Ser. 2004-12 CHL Cl. 12A1 (US)
      4.933% due 08/25/34 ..................................     1,375     1,380
   Drive Time Auto Owner Trust - Notes Ser. 2004-A
      Cl. A3 (US)
      1.0% due 08/15/08 ....................................       150       147
   Equity One ABS, Inc. - Ser. 2004-2 Cl. AV2 (US)
      1.55% due 07/25/34 ...................................     2,872     2,872
   Equity One ABS, Inc. - Ser. 2003-3 Cl. AF3 (US)
      3.531% due 12/25/33 ..................................     1,990     1,976
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M2 (US)
      5.115% due 04/25/34 ..................................    $1,000   $   932
   Equity One ABS, Inc. - Ser. 2004-1 Cl. M3 (US)
      5.26% due 04/25/34 ...................................     2,250     2,098
   Long Beach Mortgage Loan Trust - Ser. 2004-1 CTF
      Cl. M6 (US)
      1.0% due 03/25/34 ....................................     3,800     3,807
   Long Beach Mortgage Loan Trust - Ser. 2004-1
      Cl. M3 (US)
      1.0% due 03/25/35 ....................................     2,400     2,400
   Option One Loan Trust - Ser. 2004-1 CTF Cl. M 1 (US)
      1.7% due 01/25/34 ....................................     1,400     1,399
                                                                         -------
                                                                          24,107
Other Mortgage - 0.4%
   LB UBS Commercial Mortgage Trust - Ser. 2003-C3 Cl. K
      144A (a) (US)
      5.18% due 02/17/37 ...................................     1,363     1,269
   LB UBS Commercial Mortgage Trust - Ser. 2003-C5 Cl. K
      144A (a) (US)
      5.25% due 04/15/37 ...................................     1,000       929
   LB-UBS Commercial Mortgage Trust - Ser. 2000-C4 Cl. A2
      (US)
      7.37% due 06/15/10 ...................................     5,318     6,008
                                                                         -------
                                                                           8,206
Paper & Forest Products - 0.2%
   Georgia Pacific Corp. - Sr. Notes (US)
      8.875% due 02/01/10 ..................................        50        57
   International Paper Co. - Notes (US)
      6.75% due 09/01/11 ...................................     1,410     1,528
   Norske Skogindustrier - Notes 144A (a) (US)
      6.125% due 10/15/15 ..................................        60        59
      7.625% due 10/15/11 ..................................        20        22
   Potlatch Corp. - Sr. Sub. Notes (US)
      10.0% due 07/15/11 ...................................        25        28
   Temple Inland, Inc. - Notes (US)
      7.875% due 05/01/12 ..................................        40        45
   Weyerhaueser Co. - Debs (US)
      7.375% due 03/15/32 ..................................     2,014     2,190
                                                                         -------
                                                                           3,929
Pharmaceuticals - 0.0%
   Schering Plough Corp. - Sr. Notes (US)
      5.3% due 12/01/13 ....................................       255       250
   Wyeth - Notes (US)
      4.375% due 03/01/08 ..................................       145       144
                                                                         -------
                                                                             394

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Real Estate Development - 0.0%
   Developers Diversified Realty Co. - Notes (US)
      4.625% due 08/01/10 ..................................    $  125    $  120
   Rouse Co. - Notes (US)
      5.375% due 11/26/13 ..................................        70        68
      7.2% due 09/15/12 ....................................        70        76
                                                                          ------
                                                                             264
Real Estate Investment Trust - 0.3%
   Boston Properties, Ltd. Partnership - Sr. Notes (US)
      6.25% due 01/15/13 ...................................     1,763     1,849
   Crescent Real Estate Equities - Notes (US)
      1.0% due 09/15/07 ....................................        50        51
   Health Care Property Investments, Inc. - Sr. Notes (US)
      6.45% due 06/25/12 ...................................       973     1,043
   Health Care Reit, Inc. - Notes (US)
      6.0% due 11/15/13 ....................................       700       689
   Hospitality Properties Trust - Sr. Notes (US)
      6.75% due 02/15/13 ...................................       100       104
   iStar Financial, Inc. - Sr. Notes (US)
      7.0% due 03/15/08 ....................................     1,900     2,014
   Price Reit, Inc. (US)
      7.5% due 11/05/06 ....................................       125       137
   Simon Property Group LP - Notes (US)
      5.45% due 03/15/13 ...................................       100        99
   Socgen Real Estate Co. LLC - Ser. A 144A (a) (US)
      7.64% due 12/29/49 ...................................       110       121
                                                                          ------
                                                                           6,107
Real Estate Operations - 0.0%
   EOP Operating, Ltd. - Notes (US)
      7.5% due 04/19/29 ....................................        50        53
Road & Rail - 0.0%
   Norfolk Southern Corp. - Notes (US)
      7.05% due 05/01/37 ...................................        50        53
   Union Pacific Corp. - Sr. Notes (US)
      6.25% due 05/01/34 ...................................        50        49
   Union Pacific Resources Group, Inc. - Ser. 2002-1 (US)
      6.061% due 01/17/23 ..................................        50        53
                                                                          ------
                                                                             155
Semiconductor Equipment & Products - 0.0%
   Amkor Technologies, Inc. - Sr. Notes (US)
      7.75% due 05/15/13 ...................................        75        71
Specialty Retail - 0.0%
   Pathmark Stores, Inc. - Sr. Sub. Notes (US)
      8.75% due 02/01/12 ...................................    $   75    $   75
Telephone - 0.1%
   Centennial Communications Corp. - Sr. Notes 144A (a)
     (US)
      8.125% due 02/01/14 ..................................        75        69
   Cincinatti Bell, Inc. - Sr. Notes (US)
      7.25% due 07/15/13 ...................................        50        47
   Citizens Communications Co. - Sr. Notes (US)
      9.0% due 08/15/31 ....................................     1,600     1,543
   Qwest Services Corp. - Sr. Sub. Sec.  Notes 144A (a) (US)
      13.5% due 12/15/10 ...................................        75        87
   Royal KPNNV - Notes (US)
      8.375% due 10/01/30 ..................................        40        49
   SBC Communications, Inc. - Notes (US)
      5.875% due 02/01/12 ..................................        50        51
                                                                          ------
                                                                           1,846
Textiles & Apparel - 0.0%
   Payless Shoesource, Inc. - Sr. Sub. Notes (US)
      8.25% due 08/01/13 ...................................        75        74
Tobacco - 0.0%
   Altria Group, Inc. - Notes (US)
      7.0% due 11/04/13 ....................................       700       713
   Badger Tobacco (US)
      6.125% due 06/01/27 ..................................       170       154
                                                                          ------
                                                                             867
U.S. Government Agencies - 11.0%
   Federal Home Loan Bank - Notes (US)
      2.5% due 12/15/05 ....................................       875       874
      2.625% due 07/15/08 ..................................       370       352
   Federal Home Loan Bank - Sr. Notes (US)
      5.8% due 09/02/08 ....................................     1,000     1,068
   Federal Home Loan Mortgage Corp. - Bonds (US)
      5.0% due 07/25/34 ....................................     8,000     7,720
   Federal Home Loan Mortgage Corp. - Debs. (US)
      5.5% due 07/15/06 ....................................       480       502
      5.875% due 03/21/11 ..................................     1,120     1,177
      6.25% due 07/15/32 ...................................     2,000     2,107
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2590
      CLIP (US)
      5.5% due 08/31/15 ....................................     4,000     1,385

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                                Par      Market
                         Name of Issuer                        Value      Value
                         --------------                       -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   Federal Home Loan Mortgage Corp. - Bonds (US)
      5.5% due 01/01/34 ...................................   $ 2,410   $  2,403
      6.0% due 08/01/16 ...................................       268        280
      6.0% due 08/01/17 ...................................       321        335
      6.5% due 03/01/17 ...................................       170        179
      6.5% due 06/25/34 ...................................     5,000      5,209
   Federal National Mortgage Assoc. - Bonds (US)
      7.5% due 01/25/28 ...................................       113        121
      1.0% due 09/01/33 ...................................       660        653
      3.875% due 07/01/33 .................................       177        174
      4.5% due 07/25/18 ...................................    16,500     16,118
      4.5% due 10/01/18 ...................................     4,642      4,548
      5.0% due 05/01/18 ...................................       355        357
      5.0% due 07/25/18 ...................................     7,500      7,507
      5.0% due 10/01/18 ...................................       952        956
      5.0% due 07/25/33 ...................................    10,100      9,753
      5.0% due 03/01/34 ...................................     6,910      6,697
      5.0% due 03/01/34 ...................................     4,812      4,663
      5.5% due 07/25/15 ...................................    15,240     15,583
      5.5% due 06/01/33 ...................................     2,846      2,840
      5.5% due 07/25/33 ...................................    10,100     10,049
      5.5% due 08/01/33 ...................................     6,040      6,029
      5.5% due 11/01/33 ...................................     8,569      8,552
      5.5% due 12/01/33 ...................................     1,154      1,152
      5.5% due 02/01/34 ...................................     6,531      6,508
      5.5% due 02/01/34 ...................................     1,367      1,362
      6.0% due 07/01/16 ...................................       203        212
      6.0% due 03/01/17 ...................................     2,459      2,570
      6.0% due 01/01/33 ...................................     3,932      4,021
      6.0% due 03/01/33 ...................................     3,117      3,188
      6.0% due 07/25/33 ...................................    11,500     11,974
      6.0% due 07/25/33 ...................................    14,332     14,628
      6.5% due 07/25/18 ...................................     7,244      7,645
      6.5% due 04/01/32 ...................................       944        983
      6.5% due 07/25/33 ...................................    14,253     14,836
      6.5% due 04/01/34 ...................................       783        817
      7.0% due 09/01/16 ...................................       216        229
      7.0% due 11/01/30 ...................................        64         67
      7.0% due 09/01/31 ...................................       110        116
      7.0% due 12/01/31 ...................................       340        360
      7.0% due 03/01/32 ...................................       137        145
      7.0% due 04/01/32 ...................................        80         85
      7.0% due 07/25/33 ...................................     7,080      7,465
      7.5% due 11/01/30 ...................................        65         69
      7.5% due 06/01/31 ...................................       265        284
      8.0% due 12/01/29 ...................................       177        193
   Federal National Mortgage Assoc. - Notes (US)
      2.5% due 06/15/08 ...................................     3,000      2,850
      4.25% due 07/15/07 ..................................     7,000      7,129
      4.375% due 03/15/13 .................................     4,250      4,054
      6.0% due 12/15/05 ...................................       555        582
      6.0% due 05/15/08 ...................................   $   775   $    835
      6.625% due 11/15/10 .................................     2,700      2,998
   Federal National Mortgage Assoc. - Bonds Cl. 2 (US)
      5.0% due 06/01/33 ...................................       155         43
      5.5% due 11/01/33 ...................................     7,502      2,132
   Federal National Mortgage Assoc. - Debs. (US)
      6.625% due 11/15/30 .................................     3,462      3,810
   Federal National Mortgage Assoc. - Bonds Ser. 2001-50
      Cl. BA (US)
      7.0% due 10/25/41 ...................................       128        136
   Government National Mortgage Assoc. - Bonds (US)
      5.0% due 10/15/33 ...................................     1,145      1,113
      5.5% due 01/15/34 ...................................     1,060      1,060
      6.0% due 06/15/33 ...................................     2,645      2,717
      6.5% due 11/15/32 ...................................        --
      8.0% due 11/15/30 ...................................       189        207
                                                                        --------
                                                                         226,766
U.S. Governmental - 5.3%
   U.S. Treasury - Notes (US)
      1.125% due 06/30/05 .................................     6,250      6,193
      1.625% due 09/30/05 .................................     1,800      1,787
      1.625% due 02/28/06 .................................    36,822     36,283
      1.75% due 12/31/04 ..................................     4,450      4,451
      2.0% due 11/30/04 ...................................     2,000      2,003
      2.25% due 07/31/04 ..................................     2,900      2,902
      3.0% due 02/15/09 ...................................    14,351     13,906
      3.625% due 01/15/08 .................................     1,189      1,299
      3.875% due 02/15/13 .................................     1,020        975
      4.0% due 06/15/09 ...................................     4,819      4,860
      4.75% due 05/15/14 ..................................    12,558     12,689
      5.0% due 02/15/11 ...................................     2,050      2,146
      5.75% due 08/15/10 ..................................     3,275      3,571
      6.0% due 08/15/09 ...................................     1,110      1,220
      6.75% due 05/15/05 ..................................     3,465      3,605
   U.S. Treasury - Bonds (US)
      5.25% due 02/15/29 ..................................     2,695      2,642
      5.375% due 02/15/31 .................................     4,343      4,380
      6.5% due 11/15/26 ...................................        92        105
      8.0% due 11/15/21 ...................................       285        373
      8.875% due 08/15/17 .................................     2,605      3,570
                                                                        --------
                                                                         108,960
Whole Loan CMOs - 0.3%
   GS Mortgage Securities Corp. - Ser. 2004 Cl. A2C (US)
      1.58% due 05/25/34 ..................................     3,000      3,000
   Merrill Lynch Mortgage Investments, Inc. - Ser. 2004
      A1 Cl. 2A1 (US)
      4.67% due 02/25/34 ..................................       450        449

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MANAGED FUND

                                                             Par       Market
                        Name of Issuer                      Value       Value
                        --------------                    --------   -----------
                                                           (000's)     (000's)
PUBLICLY-TRADED BONDS - Continued

Whole Loan CMOs - Continued
   Structured Asset Securities Corp. - Ser. 2004-6XS
      Cl. M1 (US)
      4.92% due 03/25/34 ..............................   $  2,500   $    2,437
   Structured Assets Securities Corp. (US)
      8.517% due 07/15/27 .............................         70           75
                                                                     ----------
                                                                          5,961
Wireless Telecommunications Services - 0.1%
   AT&T Wireless, Inc. - Sr. Notes (US)
      8.75% due 03/01/31 ..............................        767          935
   Dobson Communications Corp. - Sr. Notes (US)
      10.875% due 07/01/10 ............................        100           87
   Nextel Communications, Inc. - Sr. Notes (US)
      7.375% due 08/01/15 .............................         50           50
   Triton PCS, Inc. - Sr. Sub. Notes (US)
      8.75% due 11/15/11 ..............................         75           62
   Western Wireless Corp. - Sr. Notes (US)
      9.25% due 07/15/13 ..............................         50           51
                                                                     ----------
                                                                          1,185
                                                                     ----------
                           TOTAL PUBLICLY-TRADED BONDS-
                                        (Cost $694,353)       33.7%     698,195
                                                          --------   ----------
                           TOTAL LONG-TERM INVESTMENTS-
                                      (Cost $1,884,692)       98.9%   2,046,754

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 7.7%
   State Street Navigator Securities
      Lending Portfolio ...............................    158,706      158,706

SHORT-TERM INVESTMENTS - 6.9%
      Investment in joint trading account
      1.344% due 07/01/04
      (Cost $142,528) .................................    142,528      142,528
                                                          --------   ----------
                                     TOTAL INVESTMENTS-
                                      (Cost $2,185,926)      113.5%   2,347,988
                   Payables, less cash and receivables-      (13.5)%   (279,138)
                                                          --------   ----------
                                            NET ASSETS-      100.0%  $2,068,850
                                                          ========   ==========

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $34,711 or 1.7% of net assets of the Portfolio.

ADR-American Depository Receipt.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                                         % of
                                            Country       Market      Long-Term
                                         Abbreviation      Value     Investments
                                         ------------   ----------   -----------
                                                          (000s)
United States ........................        US        $2,046,488      100.0%
Supra National .......................        XU               114        0.0%
Italy ................................        IT                96        0.0%
Canada ...............................        CA                56        0.0%
                                                        ----------      -----
                                                        $2,046,754      100.0%
                                                        ==========      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Managed Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

 Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $480                     1.50%              $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
         $156,092                  $158,706

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At December 31, 2003, the Fund had no open forward foreign currency contracts. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the the Fund had approximate net tax basis capital loss carryforwards, which may be

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

applied against any net taxable gains, as follows: $2,001, $90,271, $87,450 and $23,686 which expire in 2008, 2009, 2010 and 2011, respectively.

     Certain of the above losses may be limited under sections 382-384 of the Internal Revenue Code, as amended.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $61. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                          Between
                     $500 Million and   Excess Over
First $500 Million      $1 Billion       $1 Billion
------------------   ----------------   -----------
       0.74%               0.68%           0.65%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $255.

     John Hancock has entered into a Sub-Advisory Agreement with Independence Investment LLC, an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund. John Hancock has also entered into a Sub-Advisory Agreement with Capital Guardian Trust Company, and under its supervision, is also responsible for the day-to-day investment management of the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

 Purchases   Sales and Maturities
----------   --------------------
$2,986,327        $3,008,099

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral held for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$2,155,706     $224,195       $(26,248)       $197,947

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization and market discount accretion on debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $203,408        $197,947

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $63,276                  $--                  $8,852
2002          39,246                   --                      --

                                                          Inception: May 1, 1994
--------------------------------------------------------------------------------
Mid Cap Growth Fund (FORMERLY SMALL / MID CAP GROWTH FUND)
Wellington Management Company, LLP                               Frank J. Boggan
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 2.79%, underperforming its custom benchmark. Relative to Morningstar peers, the Fund has an above average rating of 5 with an above average risk profile.

..    On May 1st, the Fund's name changed to reflect the strategy's focus on primarily mid cap companies. Wellington continues to manage the Fund.

..    The Fund underperformed its benchmark primarily due to unfavorable security selection decisions, especially in the information technology sector.

..    The Fund's exposure to the health care sector was the largest contributor to absolute returns, while exposures to information technology companies were the largest detractors.

..    At quarter end, the Fund held the most significant overweight to the Health
     Care sector. The Information Technology sector has the largest exposure in the Fund, yet it is underweight relative to its Index.

..    The manager employs fundamental research to identify high quality companies with above average growth characteristics relative to industry peers. The Fund emphasizes companies with profitable growth characteristics, strong balance sheets and attractive valuations. The Fund's sector allocations are broadly diversified but are primarily driven by stock selection.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)
                                                                           % of
                                                                          Assets
                                                                          ------
Chesapeake Energy Corp.                                                    2.8%
Pactiv Corp.                                                               2.6%
Arthur J. Gallagher & Co.                                                  2.5%
Varian Semiconductor Equipment Associates, Inc.                            2.5%
Michaels Stores, Inc.                                                      2.4%
Fisher Scientific International, Inc.                                      2.4%
O'Reilly Automotive, Inc.                                                  2.3%
Petco Animal Supplies, Inc.                                                2.3%
Federated Investments, Inc.                                                2.2%
ITT Educational Services, Inc.                                             2.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/
                                                          Mid Cap      Mid Cap
                                                           Growth      Growth
                                                            Fund    Benchmark/4/
                                                          -------   ------------
YTD/3/                                                      2.79%       5.06%
1 Year                                                     27.32       29.39
3 Years                                                     6.36        0.03
5 Years                                                     4.97        1.87
10 Years                                                   10.56       11.91
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Mid Cap Growth

MORNINGSTAR RISK/1/:

..    Above Average (VL/VUL)
..    Above Average (VA)

MORNINGSTAR RATING/1/:

..    ***** (VL/VUL)
..    ***** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)
                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      24%
Health Care                                                                 23%
Consumer Discretionary                                                      20%
Industrials                                                                 13%
Financials                                                                  10%
Energy                                                                       5%
Materials                                                                    3%
Consumer Staples                                                             2%
Telecommunication Services                                                   1%
Utilities                                                                    0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 482 VL/VUL subaccounts and 850 VA subaccounts in the Morningstar Mid Cap Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Mid Cap Growth Fund benchmark is the Russell Mid Cap(TM) Growth Index from May 1994 to April 1999 and the Russell 2500(TM) Growth Index May 1999 to April 2004 and the Russell Mid Cap(TM) Growth Index May 2004 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Mid Cap Growth Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $54,808 of
   securities loaned (Note B)) .....................................   $202,937
Net unrealized appreciation of investments .........................     13,498
Short-term investments at value ....................................     58,882
                                                                       --------
      Total investments ............................................    275,317
Receivable for:
   Investments sold ................................................      4,448
   Dividends .......................................................         80
                                                                       --------
Total assets .......................................................    279,845
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................      3,753
   Collateral for securities on loan ...............................     55,237
   Accrued operating expenses ......................................         42
                                                                       --------
Total liabilities ..................................................     59,032
                                                                       --------
Net assets .........................................................   $220,813
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..     14,255
                                                                       --------
Net asset value per share ..........................................   $  15.49
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $184,766
   Accumulated net realized gain on investments futures and
      foreign currency transactions ................................     23,247
   Undistributed net investment loss ...............................       (698)
   Net unrealized appreciation of investments ......................     13,498
                                                                       --------
Net assets .........................................................   $220,813
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Mid Cap Growth Fund

INVESTMENT INCOME
   Interest ........................................................   $     16
   Dividends .......................................................        350
   Securities lending ..............................................         23
                                                                       --------
Total investment income ............................................        389
                                                                       --------
EXPENSES
   Investment advisory fee .........................................      1,032
   Auditors fees ...................................................         13
   Custodian fees ..................................................         43
   Legal fees ......................................................         13
   Printing & mailing fees .........................................          9
   Trustees' fees...................................................          4
   Other fees ......................................................          8
                                                                       --------
Total expenses .....................................................      1,122
                                                                       --------
   Less custodian expense reduction offset by commission recapture
      arrangement (Note C) .........................................        (35)
                                                                       --------
Net expenses .......................................................      1,087
                                                                       --------
Net investment loss ................................................       (698)
                                                                       --------
REALIZED AND UNREALIZED GAIN
   Net realized gain on investments ................................     26,975
   Change in unrealized depreciation on investments ................    (20,265)
                                                                       --------
Net realized and unrealized gain ...................................      6,710
                                                                       --------
Net increase in net assets resulting from operations ...............   $  6,012
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Mid Cap Growth Fund
(000's Omitted)

                                                                   Unaudited
                                                                   Six-Month
                                                                 Period Ended    Year Ended
                                                                   June 30,     December 31,
                                                                     2004           2003
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment loss .......................................     $   (698)      $   (694)
   Net realized gain .........................................       26,975         16,619
   Change in net unrealized appreciation (depreciation) ......      (20,265)        52,166
                                                                   --------       --------
      Net increase in net assets resulting from operations ...        6,012         68,091
Distributions to shareholders from:
   Realized gains ............................................                     (14,419)
                                                                                  --------
      Decrease in net assets resulting from distributions ....                     (14,419)
From fund share transactions:
   Proceeds from shares sold .................................       31,114         77,826
   Distributions reinvested ..................................                      14,419
   Payment for shares redeemed ...............................      (39,335)       (63,853)
                                                                   --------       --------
      Increase (decrease) in net assets from fund share
         transactions ........................................       (8,221)        28,392
                                                                   --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ........................       (2,209)        82,064

NET ASSETS
   Beginning of Period .......................................      223,022        140,958
                                                                   --------       --------
   End of Period (including undistributed net investment
      loss of $(698) and $0, respectively) ...................     $220,813       $223,022
                                                                   ========       ========
Analysis of fund share transactions:
   Sold ......................................................        2,013          5,839
   Reinvested ................................................                         970
   Redeemed ..................................................       (2,557)        (4,848)
                                                                   --------       --------
Net increase (decrease) in fund shares outstanding ...........         (544)         1,961
                                                                   ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                    Mid Cap Growth Fund
                                                            --------------------------------------------------------------------
                                                               Unaudited
                                                             Period Ended                  Year Ended December 31,
                                                               June 30,      ---------------------------------------------------
                                                                 2004            2003          2002          2001         2000
                                                            --------------   -----------   -----------   -----------   ---------
Net Assets Value at Beginning of Period .................   $  15.07         $  10.98      $  14.09      $  13.70      $  14.03
Income from Investment Operations:
   Net Investment Loss ..................................      (0.06)           (0.02)        (0.09)        (0.06)        (0.02)
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) .....................................       0.48             5.15         (2.88)         0.45          1.27
                                                            --------         --------      --------      --------      --------
   Total From Investment Operations .....................       0.42             5.13         (2.97)         0.39          1.25
Less Distributions:
   Distribution from Net Realized Gains on
      Investments .......................................                       (1.04)        (0.14)                      (1.43)
   Distribution from Excess of Net Investment Income/
      Gains .............................................                                                                 (0.15)
   Distribution from Capital Paid-in ....................
                                                            --------         --------      --------      --------      --------
   Total Distributions ..................................                       (1.04)        (0.14)                      (1.58)
                                                            --------         --------      --------      --------      --------
Net Assets Value at End of Period .......................   $  15.49         $  15.07      $  10.98      $  14.09      $  13.70
                                                            ========         ========      ========      ========      ========
Total Investment Return(b) ..............................       2.79%(e)        46.87%       (21.13)%        2.83%         9.25%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ............................................       1.05%(d)(f)      1.06%(d)      1.07%(c)      0.91%(c)      0.85%
   Ratio of Net Investment Loss to Average Net
      Assets ............................................      (0.65)%(f)       (0.40)%       (0.72)%       (0.40)%       (0.20)%
   Portfolio Turnover Rate ..............................      60.16%(e)       124.21%       130.01%       113.73%       103.19%
Net Assets End of Period (000s Omitted) .................   $220,813         $223,022      $140,958      $185,232      $190,010

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.07%, and 0.91% for the years ended December 31, 2002, and 2001, respectively.

(d) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(e)  Not annualized.

(f)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)

COMMON STOCK

Aerospace & Defense - 1.6%
   Engineered Support Systems, Inc. * ......................    34,100   $ 1,995
   Precision Castparts Corp. ...............................    26,300     1,439
                                                                         -------
                                                                           3,434
Airlines - 0.3%
   Airtran Holdings, Inc. * ................................    47,900       677
Auto Components - 0.9%
   Lear Corp. * ............................................    35,400     2,088
Beverages - 0.4%
   Constellation Brands, Inc. - Cl. A * ....................    23,400       869
Biotechnology - 4.0%
   Abgenix, Inc. * .........................................    42,700       500
   Albany Molecular Research, Inc. * .......................    36,400       471
   Celgene Corp. * .........................................    20,900     1,197
   Cephalon, Inc. * ........................................    18,400       994
   CV Therapeutics, Inc. * .................................    70,000     1,173
   Exelixis, Inc. * ........................................    63,000       636
   Human Genome Sciences, Inc. * ...........................    70,000       814
   Incyte Pharmacuticals, Inc. .............................   130,000       993
   Millennium Pharmaceuticals, Inc. * ......................    77,000     1,062
   Vertex Pharmaceuticals, Inc. * ..........................   100,000     1,084
                                                                         -------
                                                                           8,924
Commercial Services & Supplies - 7.0%
   Career Education Corp. * ................................    43,900     2,000
   Checkfree Corp. * .......................................    56,900     1,707
   Corporate Executive Board Co. * .........................    35,200     2,034
   DST Systems, Inc. * .....................................    46,100     2,217
   ITT Educational Services, Inc. * ........................   119,700     4,551
   Waste Connections, Inc. * ...............................    98,850     2,932
                                                                         -------
                                                                          15,441
Communications Equipment - 6.2%
   3Com Corp. ..............................................   127,000       794
   Avaya, Inc. * ...........................................    75,000     1,184
   Emulex Corp. * ..........................................    60,000       859
   Extreme Networks, Inc. * ................................    85,000       469
   Foundry Networks, Inc. * ................................    85,000     1,196
   Polycom, Inc. * .........................................   105,800     2,371
   Research in Motion, Ltd. * ..............................    13,000       890
   Tekelec, Inc. * .........................................   190,000     3,452
   Utstarcom, Inc. * .......................................    84,000     2,541
                                                                         -------
                                                                          13,756
Computers & Peripherals - 1.1%
   Maxtor Corp. * ..........................................   120,000       795
   SanDisk Corp. * .........................................    79,100     1,716
                                                                         -------
                                                                           2,511
Construction & Engineering - 0.2%
   Dycom Industries, Inc. * ................................    14,500       406
Containers & Packaging - 2.5%
   Pactiv Corp. * ..........................................   221,900     5,534
Diversified Financials - 5.9%
   Ameritrade Holding Corp. * ..............................   177,100   $ 2,010
   E*TRADE Group, Inc. * ...................................   285,300     3,181
   Federated Investments, Inc. - Cl. B .....................   157,300     4,773
   Legg Mason, Inc. * ......................................    34,700     3,158
                                                                         -------
                                                                          13,122
Electrical Equipment - 1.5%
   American Power Conversion ...............................   168,700     3,315
Electronic Equipment & Instruments - 3.2%
   Benchmark Electronics, Inc. * ...........................    80,949     2,356
   Ingram Micro, Inc. - Cl. A * ............................   120,700     1,746
   Plexus Corp. * ..........................................    20,000       270
   TTM Technologies, Inc. * ................................    36,000       427
   Waters Corp. * ..........................................    47,500     2,269
                                                                         -------
                                                                           7,068
Energy Equipment & Services - 1.6%
   Ensco International, Inc. ...............................   121,000     3,521
Food Products - 1.4%
   Hain Celestial Group, Inc. * ............................   166,000     3,005
Health Care Equipment & Supplies - 7.6%
   Cooper Cos, Inc. ........................................    43,200     2,729
   Diagnostic Products Corp. ...............................    98,500     4,328
   Edwards Lifesciences Corp. * ............................    72,900     2,540
   Fisher Scientific International, Inc. ...................    88,400     5,105
   Viasys Healthcare, Inc. * ...............................    95,300     1,993
                                                                         -------
                                                                          16,695
Health Care Providers & Services - 6.2%
   Caremark Rx, Inc. * .....................................    32,700     1,077
   Coventry Health Care, Inc. * ............................    53,500     2,616
   Healthnet, Inc. * .......................................   120,000     3,180
   Odyssey Healthcare, Inc. * ..............................   169,900     3,198
   Triad Hospitals, Inc. * .................................    98,200     3,656
                                                                         -------
                                                                          13,727
Hotels Restaurants & Leisure - 0.6%
   Krispy Kreme Doughnuts, Inc. * ..........................    63,000     1,203
   LifeTime Fitness, Inc. * ................................     4,100        86
                                                                         -------
                                                                           1,289
Household Durables - 2.2%
   Garmin, Ltd. ............................................    12,000       445
   Standard Pacific Corp. ..................................    88,300     4,353
                                                                         -------
                                                                           4,798
Insurance - 3.9%
   Ambac Financial Group, Inc. .............................    43,600     3,202
   Arthur J. Gallagher & Co. ...............................   179,800     5,475
                                                                         -------
                                                                           8,677
Internet & Catalog Retail - 0.3%
   1-800 Flowers.com., Inc. - Cl. A * ......................    82,000       667

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                         Market
                       Name of Issuer                          Shares    Value
                       --------------                         -------   --------
                                                                         (000's)
COMMON STOCK - Continued
Internet Software & Services - 1.5%
   Ask Jeeves, Inc. * .....................................    66,300   $  2,588
   DoubleClick, Inc. ......................................    90,000        699
                                                                        --------
                                                                           3,287
Machinery - 0.8%
   Graco, Inc. * ..........................................    55,600      1,726
Oil & Gas - 3.4%
   Chesapeake Energy Corp. ................................   415,100      6,111
   Plains Exploration & Production Co. * ..................    73,200      1,343
                                                                        --------
                                                                           7,454
Pharmaceuticals - 3.2%
   Biovail Corp. * ........................................   131,100      2,489
   King Pharmaceuticals, Inc. * ...........................   206,100      2,360
   Medco Health Solutions, Inc. * .........................    36,300      1,361
   Watson Pharmaceuticals, Inc. * .........................    30,900        831
                                                                        --------
                                                                           7,041
Road & Rail - 1.7%
   Yellow Roadway Corp. * .................................    91,800      3,659
Semiconductor Equipment & Products - 6.4%
   Conexant Systems, Inc. * ...............................   145,000        628
   Fairchild Semiconductor Corp. - Cl. A * ................   104,300      1,707
   Integrated Device Technology, Inc. * ...................    64,000        886
   International Rectifier Corp. * ........................    58,300      2,415
   MPS Group, Inc. * ......................................    60,000        727
   Novellus Systems, Inc. * ...............................    44,300      1,393
   ON Semiconductor Corp. * ...............................    77,000        387
   Skyworks Solutions, Inc. ...............................    76,000        663
   Varian Semiconductor Equipment Associates, Inc. ........   140,200      5,406
                                                                        --------
                                                                          14,212
Software - 3.1%
   Ascential Software Corp. ...............................    58,000        927
   Cadence Design Systems, Inc. * .........................   144,100      2,108
   Cognex Corp. ...........................................    29,000      1,116
   Dendrite International, Inc. * .........................    73,500      1,366
   THQ, Inc. * ............................................    62,100      1,422
                                                                        --------
                                                                           6,939
Specialty Retail - 12.8%
   CDW Corp. ..............................................    47,700      3,041
   Chicos Fas, Inc. * .....................................    77,600      3,505
   Michaels Stores, Inc. * ................................    94,200      5,181
   O'Reilly Automotive, Inc. * ............................   111,200      5,026
   Pacific Sunwear of California, Inc. * ..................   224,400      4,392
   Petco Animal Supplies, Inc. * ..........................   155,600      5,012
   Williams-Sonoma, Inc. * ................................    66,600      2,195
                                                                        --------
                                                                          28,352
Textiles & Apparel - 4.4%
   Coach, Inc. * ..........................................    60,900      2,752
   Columbia Sportswear Co. * ..............................    81,000      4,424
   Liz Claiborne, Inc. * ..................................    70,200   $  2,526
                                                                        --------
                                                                           9,702
Trading Companies & Distributors - 1.5%
   Fastenal Co. * .........................................    58,300      3,313
Wireless Telecommunications Services - 0.6%
   Nextel Partners, Inc. - Cl. A * ........................    77,000      1,226
                                                                        --------
                         TOTAL COMMON STOCK-
                         (Cost $202,937)                         98.0%   216,435

                                                               Par
                                                              Value
                                                             -------
                                                             (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 25.0%
   State Street Navigator Securities Lending
      Portfolio. .........................................   $55,237     55,237

SHORT-TERM INVESTMENTS - 1.7%

   Investment in joint trading account
      1.344% due 07/01/04 (Cost $3,645) ..................     3,645      3,645
                                                             -------   --------
                         TOTAL INVESTMENTS-(Cost $261,819)     124.7%   275,317
                      Payables, less cash and receivables-     (24.7)%  (54,504)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $220,813
                                                             =======   ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Mid Cap Growth Fund, (formerly John Hancock Small/Mid Cap Growth), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
          $10,882                   1.50%               $2

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $54,808                  $55,237

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003, through December 31, 2003, the Fund incurred no net realized capital losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                        Between
                    $50 Million and    Excess Over
First $50 Million     $200 Million    $200 Million
-----------------   ---------------   ------------
      1.00%              0.95%            0.90%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $35.

     John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $129,020         $140,469

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized     Net Unrealized
   Cost      Appreciation   Depreciation     Appreciation
----------   ------------   -------------   --------------
 $228,422       $35,759        $(5,249)         $30,510

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--             $--            $30,510

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $10,380                $4,039                     --
2002              --                    --                 $1,738

     Included in the Fund's 2003 distributions from ordinary income is $5,111 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

                                                          Inception: May 1, 2003
--------------------------------------------------------------------------------
Mid Cap Value Fund
T. Rowe Price Associates, Inc.                                  David J. Wallack
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 7.88%, outperforming its benchmark, the
     Russell MidCap Value Index.

..    The Fund outperformed its benchmark primarily due to stock selection decisions especially within health care and telecomm services.

..    The Fund's exposures to the energy and financial sectors were the largest contributors to absolute performance.

..    The Fund increased its exposure to financials during the period but remained well below the index weight at quarter end. The consumer staples sector was also underweight. Alternatively, the fund ended the quarter with a greater than benchmark weight in the health care and telecommunication services sectors.

..    The Fund employs a bottom-up, value-oriented investment approach, focusing on companies with attractive valuations, strong cash flow generation and sound balance sheets. The Fund's sector allocations are broadly diversified but are primarily driven by stock selection.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Diamond Offshore Drilling, Inc.                                            2.5%
St. Paul Cos., Inc.                                                        1.7%
Grant Prideco, Inc.                                                        1.5%
Neighborcare, Inc.                                                         1.4%
MedImmune, Inc.                                                            1.4%
Safeco Corp.                                                               1.4%
Genworth Financial, Inc.                                                   1.3%
Tenet Healthcare Corp.                                                     1.3%
NiSource, Inc.                                                             1.3%
Viad Corp.                                                                 1.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                                    Russell
                                                    Mid Cap     Mid Cap(R) Value
                                                   Value Fund       Index/4/
                                                   ----------   ----------------
YTD/3/                                                7.88%           7.16%
1 Year                                               31.25           30.81
Since Inception (5/1/03)                             39.45           36.14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Mid Cap Value

MORNINGSTAR RISK/1/:

..    (VL/VUL)NA
..    (VA) NA

MORNINGSTAR RATING/1/:

..    (VL/VUL) N/A
..    (VA) N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  24%
Consumer Discretionary                                                      15%
Industrials                                                                 11%
Information Technology                                                      11%
Health Care                                                                  9%
Utilities                                                                    9%
Energy                                                                       8%
Materials                                                                    6%
Consumer Staples                                                             4%
Telecommunication Services                                                   3%
--------------------------------------------------------------------------------

/1/  Source: MorningStar, Inc. Data as of 6/30/04 this fund is not yet rated.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Russell Midcap(R) Valve Index measures the performance of those Russell Midcap companies with lower price-to-book nation and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Mid Cap Value Fund
(000's Omitted)

ASSETS
Long term investments at cost ........................................   $29,794
Net unrealized appreciation of investments ...........................     2,302
Short-term investments at value ......................................     1,486
                                                                         -------
      Total investments ..............................................    33,582
Receivable for:
   Investments sold ..................................................       157
   Dividends .........................................................        31
   Other assets ......................................................         5
                                                                         -------
Total assets .........................................................    33,775
                                                                         -------
LIABILITIES
Payables for:
   Investments purchased .............................................       391
                                                                         -------
Total liabilities ....................................................       391
                                                                         -------
Net assets ...........................................................   $33,384
                                                                         =======
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) .......................................................     2,347
                                                                         -------
Net asset value per share ............................................   $ 14.22
                                                                         =======
Composition of net assets:
   Capital paid-in ...................................................   $28,325
   Accumulated net realized gain on investments, futures and
      foreign currency transactions ..................................     2,757
   Net unrealized appreciation of investments ........................     2,302
                                                                         -------
Net assets ...........................................................   $33,384
                                                                         =======

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Mid Cap Value Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .......................................................   $    9
      Dividends (net of foreign withholding tax of $2) ...............      208
                                                                         ------
Total investment income ..............................................      217
                                                                         ------
EXPENSES
      Investment advisory fee ........................................      166
      Auditors fees ..................................................        2
      Custodian fees .................................................       26
      Legal fees .....................................................        2
      Printing & mailing fees ........................................        2
                                                                         ------
Total expenses .......................................................      198
      Less expenses reimbursed .......................................      (17)
      Less custodian expense reduction offset by commission
         recapture arrangement (Note C) ..............................      (20)
                                                                         ------
Net expenses .........................................................      161
                                                                         ------
Net investment income ................................................       56
                                                                         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments ..................................    2,701
   Change in unrealized depreciation on investments ..................     (616)
                                                                         ------
Net realized and unrealized gain .....................................    2,085
                                                                         ------
Net increase in net assets resulting from operations .................   $2,141
                                                                         ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Mid Cap Value Fund
(000's Omitted)

                                                                       Unaudited
                                                                       Six-Month      Period from
                                                                     Period Ended   May 1, 2003 (*)
                                                                       June 30,     to December 31,
                                                                         2004            2003
                                                                     ------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .........................................     $     56         $     45
   Net realized gain .............................................        2,701              816
   Change in net unrealized appreciation (depreciation) ..........         (616)           2,918
                                                                       --------         --------
      Net increase in net assets resulting from operations .......        2,141            3,779
Distributions to shareholders from:
   Net investment income .........................................          (59)             (42)
   Realized gains ................................................                          (760)
                                                                       --------         --------
      Decrease in net assets resulting from distributions ........          (59)            (802)
From fund share transactions:
   Proceeds from shares sold .....................................       17,350           23,951
   Distributions reinvested ......................................           59              802
   Payment for shares redeemed ...................................      (10,597)          (3,240)
                                                                       --------         --------
      Increase in net assets from fund share transactions ........        6,812           21,513
                                                                       --------         --------
NET INCREASE IN NET ASSETS .......................................        8,894           24,490

NET ASSETS
   Beginning of Period ...........................................       24,490
                                                                       --------
   End of Period (including undistributed net investment income
      of $0 and $3, respectively) ................................     $ 33,384         $ 24,490
                                                                       ========         ========
Analysis of fund share transactions:
   Sold ..........................................................        1,264            2,073
   Reinvested ....................................................            4               62
   Redeemed ......................................................         (775)            (281)
                                                                       --------         --------
Net increase in fund shares outstanding ..........................          493            1,854
                                                                       ========         ========

*    Commenced of Operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                      Mid Cap Value Fund
                                                              ----------------------------------
                                                                Unaudited            Period from
                                                              Period Ended            May 1, to
                                                                June 30,            December 31,
                                                                  2004                 2003(e)
                                                              ------------          ------------
Net Assets Value at Beginning of Period ...................      $ 13.21               $ 10.00
Income from Investment Operations:
   Net Investment Income ..................................         0.03                  0.04
   Net Realized and Unrealized Gain on Investment(a) ......         1.01                  3.64
                                                                 -------               -------
   Total From Investment Operations .......................         1.04                  3.68
Less Distributions:
   Distribution from Net Investment Income ................        (0.03)                (0.04)
   Distribution from Net Realized Gains on Investments ....                              (0.43)
                                                                 -------               -------
   Total Distributions ....................................        (0.03)                (0.47)
                                                                 -------               -------
Net Assets Value at End of Period .........................      $ 14.22               $ 13.21
                                                                 =======               =======
Total Investment Return(b) ................................         7.88%(c)             36.77%(c)
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets .......         1.19%(d)(f)(g)        1.20%(d)(f)(g)
   Ratio of Net Investment Income to Average Net Assets ...         0.37%(d)              0.58%(d)
   Portfolio Turnover Rate ................................        54.88%(c)             56.93%(c)
Net Assets End of Period (000s Omitted) ...................      $33,384               $24,490

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e)  Commencement of investment operations.

(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been 1.30% for the period ending June 30, 2004, and 1.47% for the years ended December 31, 2003.

(g) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.9%
   Raytheon Co. * ...........................................   10,200   $  365
   Rockwell Collins, Inc. * .................................    8,300      276
                                                                         -------
                                                                            641
Air Freight & Couriers - 0.1%
   CNF Transportation, Inc. * ...............................      600       25
Airlines - 1.2%
   Southwest Airlines Co. ...................................   24,300      408
Banks - 8.4%
   Charter One Financial, Inc. ..............................    5,500      243
   Citizens Banking Corp. * .................................    5,300      165
   Commerce Bancshares, Inc. ................................    3,925      180
   First Horizon National Corp. .............................    5,600      255
   Huntington Bancshares, Inc. * ............................   17,000      389
   National Commerce Financial Corp. ........................    6,900      224
   Northern Trust Corp. .....................................    8,100      342
   Synovus Financial Corp. * ................................   15,400      390
   TCF Financial Corp. ......................................    5,800      337
   Union Planters Corp. * ...................................    9,000      268
                                                                         -------
                                                                          2,793
Biotechnology - 2.0%
   Human Genome Sciences, Inc. * ............................    7,900       92
   MedImmune, Inc. * ........................................   18,700      437
   Vertex Pharmaceuticals, Inc. * ...........................   12,700      138
                                                                         -------
                                                                            667
Chemicals - 1.1%
   Great Lakes Chemical Corp. ...............................    9,900      268
   IMC Global, Inc. .........................................    8,600      115
                                                                         -------
                                                                            383
Commercial Services & Supplies - 7.2%
   Ceridian Corp. * .........................................   11,900      268
   Equifax, Inc. * ..........................................   14,500      359
   Herman Miller, Inc. * ....................................   10,500      304
   Hewitt Associates, Inc. * ................................    2,700       74
   Manpower, Inc. * .........................................    5,800      295
   ServiceMaster Co. ........................................   15,600      192
   The Bisys Group, Inc. * ..................................   26,800      377
   Viad Corp. ...............................................   15,300      413
   Weight Watchers International, Inc. .....................    3,300      129
                                                                         -------
                                                                          2,411
Commingled Fund - 0.5%
   iShares Trust ............................................    1,400      163
Communications Equipment - 0.4%
   Tellabs, Inc. * ..........................................   14,400      126
Diversified Financials - 2.9%
   Charles Schwab Corp. * ...................................   37,100      356
   Federated Investments, Inc. - Cl. B ......................    4,900      149
   Janus Capgroup, Inc. .....................................   16,000      264
   LaBranche & Co., Inc. * ..................................   23,200   $  195
                                                                         -------
                                                                            964
Diversified Telecommunication Services - 1.6%
   AT&T Corp. * .............................................   13,400      196
   Qwest Communications International, Inc. .................   97,520      350
                                                                         -------
                                                                            546
Electric Utilities - 5.1%
   CMS Energy Corp. * .......................................   13,500      123
   El Paso Electric Co. * ...................................   10,800      167
   Firstenergy Corp. * ......................................    7,500      280
   NRG Energy, Inc. * .......................................   16,600      412
   Pinnacle West Capital Corp. * ............................    4,900      198
   Teco Energy, Inc. * ......................................   28,900      346
   Unisource Energy Corp. ...................................    2,805       70
   Xcel Energy, Inc. ........................................    5,600       94
                                                                         -------
                                                                          1,690
Electrical Equipment - 1.2%
   Molex, Inc. - CL A .......................................   14,400      393
Electronic Equipment & Instruments - 1.1%
   AVX Corp. ................................................   17,100      247
   Ingram Micro, Inc. - Cl. A * .............................    8,800      127
                                                                         -------
                                                                            374
Energy Equipment & Services - 6.4%
   Baker Hughes, Inc. * .....................................    1,900       72
   Cooper Cameron Corp. * ...................................    7,100      346
   Diamond Offshore Drilling, Inc. * ........................   34,200      815
   Grant Prideco, Inc. * ....................................   25,700      474
   Hanover Compressor Co. ...................................   21,300      253
   Key Energy Services, Inc. * ..............................    5,400       51
   Petroleum Geo Services ASA - ADR * .......................    3,300      135
                                                                         -------
                                                                          2,146
Food & Drug Retailing - 2.2%
   Agrium, Inc. .............................................    5,000       73
   Neighborcare, Inc. * .....................................   14,400      451
   Potash Corp. of Saskatchewan, Inc. .......................    2,000      194
                                                                         -------
                                                                            718
Food Products - 2.3%
   Archer Daniels Midland Co. * .............................    7,100      119
   Campbell Soup Co. * ......................................   12,700      341
   H.J. Heinz Co. ...........................................    7,600      298
                                                                         -------
                                                                            758
Health Care Providers & Services - 4.6%
   Amerisource Bergen Corp. * ...............................    6,100      365
   Healthsouth Corp. * ......................................   49,100      295
   Laboratory Corporation of America
      Holdings * ............................................    1,600       63
   Lincare Holdings, Inc. * .................................   11,500      378

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                          Market
                        Name of Issuer                          Shares    Value
                        --------------                          ------   -------
                                                                         (000's)
COMMON STOCK - Continued
Health Care Providers & Services - Continued
   Tenet Healthcare Corp. * .................................   31,400   $   421
                                                                         -------
                                                                           1,522
Household Durables - 1.1%
   Newell Rubbermaid, Inc. ..................................   15,300       360
Insurance - 10.1%
   Aon Corp. * ..............................................    4,600       131
   Conseco, Inc. ............................................   12,600       251
   Genworth Financial, Inc. - Cl. A * .......................   18,800       431
   Loews Corp. * ............................................    3,400       204
   Ohio Casualty Corp. * ....................................   14,100       284
   Protective Life Corp. ....................................    4,700       182
   Radian Group, Inc. .......................................    6,900       330
   Safeco Corp. * ...........................................    9,900       436
   St. Paul Cos., Inc. ......................................   13,517       548
   UnumProvident Corp. * ....................................   20,700       329
   XL Capital, Ltd. - Cl. A * ...............................    3,300       249
                                                                         -------
                                                                           3,375
IT Consulting & Services - 1.0%
   BearingPoint, Inc. * .....................................   38,500       341
Leisure Equipment & Products - 0.2%
   Eastman Kodak Co. * ......................................    2,100        57
Media - 9.1%
   Cablevision Systems Corp. - Cl. A * ......................   18,700       367
   Cox Radio, Inc. - Cl. A * ................................    8,400       146
   Dow Jones & Co., Inc. * ..................................    8,000       361
   Entercom Communications Corp. * ..........................   11,000       410
   Lamar Advertising Co. * ..................................    2,000        87
   Meredith Corp. * .........................................    3,900       214
   New York Times Co. - Cl. A * .............................    5,000       224
   Pearson plc - ADR ........................................   31,700       396
   Reuters Group plc - ADR ..................................    7,800       318
   Scholastic Corp. * .......................................    9,800       293
   Washington Post Co. - Cl. B ..............................      243       226
                                                                         -------
                                                                           3,042
Metals & Mining - 0.8%
   Meridian Gold, Inc. * ....................................   17,500       227
   Nucor Corp. ..............................................      600        46
                                                                         -------
                                                                             273
Multi-Utilities - 3.1%
   Duke Energy Co. ..........................................   18,000       365
   Dynegy, Inc. - Cl. A * ...................................   59,500       254
   NiSource, Inc. * .........................................   20,100       414
                                                                         -------
                                                                           1,033
Multiline Retail - 2.9%
   Big Lots, Inc. * .........................................   12,900       187
   Costco Wholesale Corp. ...................................    3,500       144
   Dillard's, Inc. - Cl. A * ................................   11,400       254
   Family Dollar Stores, Inc. ...............................   12,700   $   386
                                                                         -------
                                                                             971
Oil & Gas - 1.3%
   Forest Oil Corp. * .......................................    8,000       219
   Murphy Oil Corp. .........................................    3,100       228
                                                                         -------
                                                                             447
Paper & Forest Products - 3.2%
   Bowater, Inc. ............................................    8,100       337
   Domtar, Inc. .............................................   14,600       189
   MeadWestvaco Corp. * .....................................   13,100       385
   Potlatch Corp. ...........................................    4,000       166
                                                                         -------
                                                                           1,077
Pharmaceuticals - 1.8%
   Andrx Corp. * ............................................    2,800        78
   Barr Laboratories, Inc. * ................................    4,200       142
   King Pharmaceuticals, Inc. * .............................   24,800       284
   Valeant Pharmaceuticals International ....................    4,000        80
                                                                         -------
                                                                             584
Real Estate Investment Trust - 1.6%
   Apartment Investment & Management Co. ....................   11,400       355
   Equity Office Properties Trust * .........................    3,400        92
   Reckson Associates Realty Corp. ..........................    3,700       102
                                                                         -------
                                                                             549
Road & Rail - 2.2%
   CSX Corp. * ..............................................   11,900       390
   Union Pacific Corp. ......................................    6,000       357
                                                                         -------
                                                                             747
Semiconductor Equipment & Products - 1.0%
   Novellus Systems, Inc. * .................................   10,900       343
Software - 3.7%
   BMC Software, Inc. * .....................................   21,500       398
   Cadence Design Systems, Inc. * ...........................   22,900       335
   Intuit, Inc. * ...........................................    4,900       189
   Network Associates, Inc. * ...............................   17,700       321
                                                                         -------
                                                                           1,243
Specialty Retail - 0.9%
   Abercrombie & Fitch Co. ..................................    5,200       201
   Gap, Inc. ................................................    3,900        95
                                                                         -------
                                                                             296
Textiles & Apparel - 0.3%
   Unifi, Inc. * ............................................   32,400        95
 Wireless Telecommunications Services - 1.5%
   Crown Castle International Corp. * .......................   13,100       193
   Telephone and Data Systems, Inc. .........................    4,100       292
                                                                         -------
                                                                             485
                                                                         -------
                                         TOTAL COMMON STOCK-
                                               (Cost $29,750)     96.0%   32,046

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                               Par       Market
                      Name of Issuer                          Value      Value
                      --------------                         -------   --------
                                                             (000's)    (000's)
PUBLICLY-TRADED BONDS

Electric/Gas - 0.0%
   Xcel Energy, Inc. - Sr. Notes 144A (a)
   7.5% due 11/21/07 .....................................   $    7    $     11
Wireless Telecommunications Services - 0.1%
   United States Cellular Corp. - Notes
   0.0% due 06/15/15 .....................................       75          39
                                                                       --------
                              TOTAL PUBLICLY-TRADED BONDS-
                                                (Cost $44)      0.1%         50
                                                             -------   --------
                              TOTAL LONG-TERM INVESTMENTS-
                                            (Cost $29,794)     96.1%    419,539

SHORT-TERM INVESTMENTS - 4.5%
   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $1,486)  ........................................    1,486    $  1,486
                                                             -------   --------
                                        TOTAL INVESTMENTS-
                                            (Cost $31,280)    100.6%     33,582
                      Payables, less cash and receivables-     (0.6)%      (198)
                                                             -------   --------
                                               NET ASSETS-     100.0%   $ 33,384
                                                             =======   ========

*    Non-income producing security.

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $11 or 0.0% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Mid Cap Value Fund (the "Fund"), which commenced operations on May 1, 2003, is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $1,033                  1.52%               $--

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $2. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

 June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

                      Excess Over
First $100 Million   $100 Million
------------------   ------------
       1.05%             1.00%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $17 to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $20.

     John Hancock has entered into a Sub-Advisory Agreement with T. Rowe Price Associates, Inc., and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   ---------------------
 $22,851           $16,177

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $21,501       $2,949          $(33)         $ 2,916

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $91             $--             $--            $2,916

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $803                   $--                    $--

                                                          Inception: May 1, 1998
--------------------------------------------------------------------------------
Mid Cap Value B Fund (FORMERLY SMALL/MID CAP CORE(SM) FUND)
T. Rowe Price Associates, Inc.                                  David J. Wallack
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 5.88%, underperforming its custom benchmark. Relative to Morningstar peers, the Fund has an above average rating of 4 with an above average risk profile.

..    On May 1st, the Fund's name, investment strategy and sub-adviser were changed. T. Rowe implemented an investment strategy for the Fund that is substantially the same as the investment strategy it now employs for the Mid Cap Value Fund. Under that strategy, the Fund will invest primarily in undervalued mid sized equities.

..    Since May 1st, the Fund underperformed its benchmark primarily due to unfavorable stock selection and sector allocation exposures.

..    The Fund employs a bottom-up, value-oriented investment approach, focusing on companies with attractive valuations, strong cash flow generation and sound balance sheets. The Fund's sector allocations are broadly diversified but are primarily driven by stock selection.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Diamond Offshore Drilling, Inc.                                          2.6%
iShares Trust                                                            1.9%
St. Paul Cos., Inc.                                                      1.7%
Southwest Airlines Co.                                                   1.5%
Grant Prideco, Inc.                                                      1.4%
Safeco Corp.                                                             1.4%
Genworth Financial, Inc.                                                 1.4%
Neighborcare, Inc.                                                       1.3%
MedImmune, Inc.                                                          1.3%
NiSource, Inc.                                                           1.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                     Mid Cap     Mid Cap Value B
                                                  Value B Fund     Benchmark/4/
                                                  ------------   ---------------
YTD/3/                                                 5.88%           7.08%
1 Year                                                33.45           33.26
3 Years                                                8.88            7.68
5 Years                                                8.72            8.64
Since Inception (5/1/98)                               6.68           11.37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Mid Cap Blend

MORNINGSTAR RISK/1/:

..    Above Average (VL/ VUL)
..    Above Average (VA)

MORNINGSTAR RATING/1/:

..    **** (VL/VUL)
..    **** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  25%
Consumer Discretionary                                                      15%
Industrials                                                                 11%
Information Technology                                                      11%
Health Care                                                                  9%
Energy                                                                       8%
Utilities                                                                    8%
Materials                                                                    6%
Consumer Staples                                                             4%
Telecommunication Services                                                   3%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. Data reviewed by Morningstar reflects the Fund's previous investment strategy. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 190 VL/VUL subaccounts and 369 VA subaccounts in the Morningstar Mid Cap Blend category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Mid Cap Value B benchmark represents the Russell 2000, May 1998 to April 2004 and then the Russell Mid Cap Value, May 2004 to the present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Mid Cap Value B Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $8,797 of securities
   loaned (Note B)) .................................................   $ 99,310
Net unrealized appreciation on investments ..........................      4,132
Short-term investments at value .....................................     12,527
                                                                        --------
   Total investments ................................................    115,969
Cash ................................................................         21
Receivables for:
   Investments sold .................................................        522
   Dividends ........................................................        102
                                                                        --------
Total assets ........................................................    116,614
                                                                        --------
LIABILITIES
Payables for:
   Fund shares purchased ............................................        762
   Collateral for securities on loan ................................      8,955
   Accrued operating expenses .......................................         15
                                                                        --------
Total liabilities ...................................................      9,732
                                                                        --------
Net assets ..........................................................   $106,882
                                                                        ========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) ......................................................      9,223
                                                                        --------
Net asset value per share ...........................................   $  11.59
                                                                        ========
Composition of net assets:
   Capital paid-in ..................................................   $ 87,086
   Accumulated net realized gain on investments,
      futures and foreign currency transactions .....................     15,649
   Undistributed net investment income ..............................         15
   Net unrealized appreciation of:
      Investments ...................................................      4,132
                                                                        --------
Net assets ..........................................................   $106,882
                                                                        ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Mid Cap Value B Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $     13
   Dividends (net foreign withholding tax of $1) ...................        862
   Securities lending ..............................................         34
                                                                       --------
Total investment income ............................................        909
                                                                       --------
EXPENSES
   Investment advisory fee .........................................        540
   Auditors fees ...................................................          6
   Custodian fees ..................................................         29
   Legal fees ......................................................          6
   Printing & mailing fees .........................................          8
   Trustees' fees ..................................................          1
   Other fees ......................................................          2
                                                                       --------
Total expenses .....................................................        592
   Less expenses reimbursed ........................................         (1)
                                                                       --------
Net expenses .......................................................        591
                                                                       --------
Net investment income ..............................................        318
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ..................................................     15,784
      Financial futures contracts ..................................        (17)
   Change in unrealized depreciation on:
      Investments ..................................................    (10,796)
      Futures ......................................................        (46)
                                                                       --------
Net realized and unrealized gain ...................................      4,925
                                                                       --------
Net increase in net assets resulting from operations ...............   $  5,243
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Mid Cap Value B Fund
(000's Omitted)

                                                                   Unaudited
                                                                   Six-Month
                                                                 Period Ended     Year Ended
                                                                   June 30,      December 31,
                                                                     2004            2003
                                                                 ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .....................................     $    318       $    298
   Net realized gain .........................................       15,767          7,777
   Change in net unrealized appreciation (depreciation) ......      (10,842)        18,500
                                                                   --------       --------
      Net increase in net assets resulting from operations ...        5,243         26,575
Distributions to shareholders from:
   Net investment income .....................................         (303)          (308)
   Realized gains ............................................                      (7,773)
                                                                   --------       --------
   Decrease in net assets resulting from distributions .......         (303)        (8,081)
From fund share transactions:
   Proceeds from shares sold .................................       32,401         57,643
   Distributions reinvested ..................................          303          8,081
   Payment for shares redeemed ...............................      (24,664)       (38,459)
                                                                   --------       --------
      Increase in net assets from fund share transactions ....        8,040         27,265
                                                                   --------       --------
NET INCREASE IN NET ASSETS ...................................       12,980         45,759

NET ASSETS
   Beginning of Period .......................................       93,902         48,143
                                                                   --------       --------
   End of Period (including undistributed net investment
      income of $15 and $0, respectively) ....................     $106,882       $ 93,902
                                                                   ========       ========
Analysis of fund share transactions:
   Sold ......................................................        2,836          5,991
   Reinvested ................................................           27            744
   Redeemed ..................................................       (2,195)        (3,991)
                                                                   --------       --------
Net increase in fund shares outstanding ......................          668          2,744
                                                                   ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                 Mid Cap Value B Fund
                                                           ---------------------------------------------------------------
                                                             Unaudited
                                                           Period Ended                 Year Ended December 31,
                                                              June 30,      ----------------------------------------------
                                                              2004(f)         2003         2002         2001         2000
                                                           ------------     -------      -------      -------      -------
Net Assets Value at Beginning of Period ................   $  10.98         $  8.28      $  9.82      $  9.82      $  9.82
Income from Investment Operations:
   Net Investment Income ...............................       0.03            0.04         0.04         0.05         0.05
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ....................................       0.61            3.69        (1.54)                     0.39
                                                           --------         -------      -------      -------      -------
   Total From Investment Operations ....................       0.64            3.73        (1.50)        0.05         0.44
Less Distributions:
   Distribution from Net Investment Income .............      (0.03)          (0.04)       (0.04)       (0.05)       (0.05)
   Distribution from Net Realized Gains on
      Investments ......................................                      (0.99)                                 (0.32)
   Distribution from Excess of Net Investment Income/
      Gains ............................................                                                             (0.05)
   Distribution from Capital Paid-in ...................                                                             (0.02)
                                                           --------         -------      -------      -------      -------
   Total Distributions .................................      (0.03)          (1.03)       (0.04)       (0.05)       (0.44)
                                                           --------         -------      -------      -------      -------
Net Assets Value at End of Period ......................   $  11.59         $ 10.98      $  8.28      $  9.82      $  9.82
                                                           ========         =======      =======      =======      =======
Total Investment Return(b) .............................       5.88%(d)       45.15%      (15.19)%       0.53%        4.63%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ....       1.15%(c)(e)     1.15%(c)     0.96%(c)     0.90%(c)     0.90%(c)
   Ratio of Net Investment Income to Average Net
      Assets ...........................................       0.62%(e)        0.45%        0.50%        0.52%        0.56%
   Portfolio Turnover Rate .............................     161.45%(d)      125.00%      125.11%       96.88%       94.78%
Net Assets End of Period (000s Omitted) ................   $106,882         $93,902      $48,143      $46,446      $21,636

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.16% for the period ending June 30, 2004, and 1.19%, 1.12%, 1.15%, and 1.23%, for the years ended
     December 31, 2003, 2002, 2001, and 2000, respectively.

(d)  Not annualized.

(e)  Annualized.

(f) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc., during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP VALUE B FUND

                                                                         Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.9%
   Raytheon Co. * ..........................................    32,300   $1,155
   Rockwell Collins, Inc. * ................................    27,000      900
                                                                         ------
                                                                          2,055
Air Freight & Couriers - 0.1%
   CNF Transportation, Inc. * ..............................     2,400      100
Airlines - 1.4%
   Southwest Airlines Co. ..................................    90,300    1,514
Banks - 8.3%
   Charter One Financial, Inc. .............................    17,200      760
   Citizens Banking Corp. * ................................    17,000      528
   Commerce Bancshares, Inc. ...............................    11,973      550
   First Horizon National Corp. ............................    18,300      832
   Huntington Bancshares, Inc. * ...........................    54,500    1,248
   National Commerce Financial Corp. .......................    21,700      705
   Northern Trust Corp. ....................................    27,200    1,150
   Synovus Financial Corp. * ...............................    48,500    1,228
   TCF Financial Corp. .....................................    18,200    1,057
   Union Planters Corp. * ..................................    27,800      829
                                                                         ------
                                                                          8,887
Biotechnology - 1.9%
   Human Genome Sciences, Inc. * ...........................    25,300      294
   MedImmune, Inc. * .......................................    57,500    1,345
   Vertex Pharmaceuticals, Inc. * ..........................    35,400      384
                                                                         ------
                                                                          2,023
Chemicals - 0.7%
   Great Lakes Chemical Corp. ..............................    14,800      400
   IMC Global, Inc. ........................................    28,100      377
                                                                         ------
                                                                            777
Commercial Services & Supplies - 7.3%
   Ceridian Corp. * ........................................    37,600      846
   Equifax, Inc. * .........................................    47,200    1,168
   Herman Miller, Inc. * ...................................    34,400      995
   Hewitt Associates, Inc. * ...............................    10,000      275
   Manpower, Inc. * ........................................    18,400      934
   ServiceMaster Co. .......................................    49,200      606
   The Bisys Group, Inc. * .................................    85,900    1,208
   Viad Corp. ..............................................    48,200    1,302
   Weight Watchers International, Inc. .....................    10,800      423
                                                                         ------
                                                                          7,757
Commingled Fund - 1.8%
   iShares Trust ...........................................    16,800    1,960
Communications Equipment - 0.3%
   Tellabs, Inc. * .........................................    41,700      364
Diversified Financials - 2.9%
   Charles Schwab Corp. * ..................................   118,300    1,137
   Federated Investments, Inc. - Cl. B .....................    14,000      425
   Janus Capgroup, Inc. ....................................    55,900      922
   LaBranche & Co., Inc. * .................................    77,100   $  649
                                                                         ------
                                                                          3,133
Diversified Telecommunication Services - 1.6%
   AT&T Corp. * ............................................    41,600      609
   Qwest Communications International, Inc. ................   314,200    1,128
                                                                         ------
                                                                          1,737
Electric Utilities - 4.9%
   CMS Energy Corp. * ......................................    37,000      338
   El Paso Electric Co. * ..................................    32,800      506
   Firstenergy Corp. * .....................................    23,600      883
   NRG Energy, Inc. * ......................................    51,500    1,277
   Pinnacle West Capital Corp. * ...........................    15,500      626
   Teco Energy, Inc. * .....................................    92,400    1,108
   Unisource Energy Corp. ..................................     8,600      214
   Xcel Energy, Inc. .......................................    18,000      301
                                                                         ------
                                                                          5,253
Electric/Gas - 1.1%
   Duke Energy Co. .........................................    58,000    1,177
Electrical Equipment - 1.1%
   Molex, Inc. - CL A ......................................    44,300    1,208
Electronic Equipment & Instruments - 1.2%
   AVX Corp. ...............................................    54,900      793
   Ingram Micro, Inc. - Cl. A * ............................    31,600      457
                                                                         ------
                                                                          1,250
Energy Equipment & Services - 6.5%
   Baker Hughes, Inc. * ....................................     6,200      233
   Cooper Cameron Corp. * ..................................    22,500    1,096
   Diamond Offshore Drilling, Inc. * .......................   113,000    2,693
   Grant Prideco, Inc. * ...................................    79,500    1,467
   Hanover Compressor Co. ..................................    73,500      875
   Key Energy Services, Inc. * .............................    17,100      161
   Petroleum Geo Services ASA - ADR * ......................     9,700      397
                                                                         ------
                                                                          6,922
Food & Drug Retailing - 2.1%
   Agrium, Inc. ............................................    17,500      255
   Neighborcare, Inc. * ....................................    43,000    1,347
   Potash Corp. of Saskatchewan, Inc. ......................     6,200      601
                                                                         ------
                                                                          2,203
Food Products - 2.3%
   Archer Daniels Midland Co. * ............................    22,900      384
   Campbell Soup Co. * .....................................    40,700    1,094
   H.J. Heinz Co. ..........................................    23,900      937
                                                                         ------
                                                                          2,415
Health Care Providers & Services - 4.6%
   Amerisource Bergen Corp. * ..............................    19,300    1,154
   Healthsouth Corp. * .....................................   171,600    1,030

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP VALUE B FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
                       --------------                         -------   --------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Providers & Services - Continued
   Laboratory Corporation of America Holdings * ...........     4,900   $   194
   Lincare Holdings, Inc. * ...............................    36,200     1,189
   Tenet Healthcare Corp. * ...............................    99,100     1,329
                                                                        -------
                                                                          4,896
Household Durables - 1.1%
   Newell Rubbermaid, Inc. ................................    48,400     1,137
Insurance - 10.1%
   Aon Corp. * ............................................    13,200       376
   Conseco, Inc. ..........................................    39,700       790
   Genworth Financial, Inc. - Cl. A * .....................    61,500     1,411
   Loews Corp. * ..........................................    10,300       618
   Ohio Casualty Corp. * ..................................    44,400       894
   Protective Life Corp. ..................................    14,400       557
   Radian Group, Inc. .....................................    22,500     1,078
   Safeco Corp. * .........................................    33,200     1,461
   St. Paul Cos., Inc. ....................................    43,800     1,776
   UnumProvident Corp. * ..................................    65,500     1,041
   XL Capital, Ltd. - Cl. A * .............................    10,900       822
                                                                        -------
                                                                         10,824
IT Consulting & Services - 1.0%
   BearingPoint, Inc. * ...................................   124,800     1,107
Leisure Equipment & Products - 0.2%
   Eastman Kodak Co. * ....................................     7,000       189
Media - 8.8%
   Cablevision Systems Corp. - Cl. A * ....................    66,800     1,313
   Dow Jones & Co., Inc. * ................................    25,200     1,137
   Entercom Communications Corp. * ........................    35,700     1,332
   Lamar Advertising Co. * ................................     6,600       286
   Meredith Corp. * .......................................    11,500       632
   New York Times Co. - Cl. A * ...........................    15,900       711
   Pearson plc - ADR ......................................   100,600     1,255
   Reuters Group plc - ADR ................................    25,000     1,018
   Scholastic Corp. * .....................................    33,300       997
   Washington Post Co. - Cl. B ............................       800       744
                                                                        -------
                                                                          9,425
Metals & Mining - 0.9%
   Meridian Gold, Inc. * ..................................    62,300       808
   Nucor Corp. ............................................     2,000       154
                                                                        -------
                                                                            962
Multi-Utilities - 2.1%
   Dynegy, Inc. - Cl. A * .................................   198,500       846
   NiSource, Inc. * .......................................    65,100     1,342
                                                                        -------
                                                                          2,188
Multiline Retail - 2.9%
   Big Lots, Inc. * .......................................    42,100       609
   Costco Wholesale Corp. .................................    11,300       464
   Dillard's, Inc. - Cl. A * ..............................    36,400       812
   Family Dollar Stores, Inc. .............................    38,200  $  1,162
                                                                       --------
                                                                          3,047
Oil & Gas - 1.3%
   Forest Oil Corp. * .....................................   25,700        702
   Murphy Oil Corp. .......................................    9,800        722
                                                                       --------
                                                                          1,424
Paper & Forest Products - 3.3%
   Bowater, Inc. ..........................................   25,500      1,060
   Domtar, Inc. ...........................................   45,200        585
   MeadWestvaco Corp. * ...................................   41,500      1,220
   Potlatch Corp. .........................................   14,600        608
                                                                       --------
                                                                          3,473
Pharmaceuticals - 1.8%
   Andrx Corp. * ..........................................    9,200        257
   Barr Laboratories, Inc. * ..............................   13,700        462
   King Pharmaceuticals, Inc. * ...........................   81,400        932
   Valeant Pharmaceuticals International ..................   13,600        272
                                                                       --------
                                                                          1,923
Real Estate Investment Trust - 1.9%
   Apartment Investment & Management Co. ..................   39,100      1,217
   Equity Office Properties Trust * .......................   14,700        400
   Reckson Associates Realty Corp. ........................   14,900        409
                                                                       --------
                                                                          2,026
Road & Rail - 2.3%
   CSX Corp. * ............................................   37,700      1,236
   Union Pacific Corp. ....................................   19,600      1,165
                                                                       --------
                                                                          2,401
Semiconductor Equipment & Products - 1.0%
   Novellus Systems, Inc. * ...............................   34,500      1,085
Software - 3.7%
   BMC Software, Inc. * ...................................   68,400      1,265
   Cadence Design Systems, Inc. * .........................   72,400      1,059
   Intuit, Inc. * .........................................   15,800        610
   Network Associates, Inc. * .............................   56,400      1,023
                                                                       --------
                                                                          3,957
Specialty Retail - 0.9%
   Abercrombie & Fitch Co. ................................   16,700        647
   Gap, Inc. ..............................................   13,700        332
                                                                       --------
                                                                            979
Wireless Telecommunications Services - 1.5%
   Crown Castle International Corp. * .....................   44,100        650
   Telephone and Data Systems, Inc. .......................   13,900        990
                                                                       --------
                                                                          1,640
                                                                       --------
                                        TOTAL COMMON STOCK-
                                             (Cost $99,287)     96.8%   103,418

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MID CAP VALUE B FUND

                                                                         Market
                      Name of Issuer                          Shares     Value
                      --------------                          ------   ---------
                                                                        (000's)
PUBLICLY-TRADED BONDS
Real Estate Development - 0.0%
   Brookfield Homes Corp. - Sr. Sub. Notes ................   23,000   $     24
                                                                       --------
                               TOTAL PUBLICLY-TRADED BONDS-
                                                 (Cost $23)      0.0%        24
                                                              ------   --------
                               TOTAL LONG-TERM INVESTMENTS-
                                             (Cost $99,310)     96.8%   103,442

                                                                Par
                                                               Value
                                                              ------
                                                              (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 8.4%
   State Street Navigator Securities Lending Portfolio ....   $8,955      8,955

SHORT-TERM INVESTMENTS - 3.3%

   Investment in joint trading account
      1.344% due 07/01/04 (Cost $3,572) ...................    3,572      3,572
                                                              ------   --------

                                         TOTAL INVESTMENTS-
                                            (Cost $111,837)    108.5%   115,969
                       Payables, less cash and receivables-     (8.5)%   (9,087)
                                                              ------   --------
                                                NET ASSETS-    100.0%  $106,882
                                                              ======   ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Mid Cap Value B (formerly John Hancock Small/Mid Cap CORE), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $3,679                   1.51%               $1

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $8,797                    $8,955

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $1. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                      Excess Over
First $100 Million   $100 Million
------------------   ------------
       1.05%             1.00%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $1 to the Fund.

     As of May 3, 2004, John Hancock has entered into a Sub-Advisory Agreement with T. Rowe Price Associates, Inc., and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000'S Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $168,597          $162,650

The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $90,735       $15,922       $(1,066)         $14,856

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and to certain distributions received from investments in Real Estate Investment Trust. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--             $--            $14,856

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $6,248                  $594                  $1,239
2002            226                    --                       2

     Included in the Fund's 2003 distributions from ordinary income is $2,609 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
Money Market Fund
Wellington Management Company, LLP                                 John C. Keogh
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 0.41%.

..    Fund's performance reflects the overall low level of market interest rates as well as the Fund's weighted average maturity and emphasis on commercial paper and U.S. Treasury and Agency securities.

..    At quarter-end, the Fund was 51% invested in commercial paper, 23% invested in GSE's (Government Sponsored Entities), and 17% invested in floating rate notes.

..    The manager combines top down analysis with fundamental bottom-up security selection. The manager employs rigorous bottom-up fundamental research and a stringent credit review process to identify securities with stable credit quality.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Federal Home Loan Mortgage Corp.                                        10.2%
Federal National Mortgage Assoc.                                         8.2%
Federal Home Loan Bank                                                   4.8%
Allstate Financial Global                                                3.0%
SBC Warburg Repo                                                         2.3%
Travelers Insurance Co.                                                  2.3%
Metlife, Inc.                                                            2.3%
Pfizer, Inc.                                                             2.3%
Clipper Receivables Corp.                                                2.0%
Old Line Funding Corp.                                                   2.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/1/

                                                                    Money Market
                                                                       Fund/3/
                                                                    ------------
YTD/2/                                                                  0.41%
1 Year                                                                  0.85
3 Years                                                                 1.41
5 Years                                                                 3.12
10 Years                                                                4.23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Commercial Paper                                                          55.13%
U.S. Treasury/Agency Securities                                           23.27%
Variable Rate Securities                                                  15.25%
CDs, Bank Notes                                                            4.01%
Repurchase Agreements                                                      2.34%
--------------------------------------------------------------------------------

     The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $1.00/share.

/1/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/2/  Year to date returns are not annualized.

/3/ Returns reflect extra-ordinary capital contribution of $284,471 in October 2000.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Money Market Fund
(000's Omitted)

ASSETS
Short-term investments at value ....................................   $658,040
Cash ..............................................................           1
Receivable for:
   Interest ........................................................        666
                                                                       --------
Total assets .......................................................    658,707
                                                                       --------

LIABILITIES
Payables for:
   Accrued advisory expenses .......................................        136
   Accrued operating expenses ......................................        239
   Other payables ..................................................          1
                                                                       --------
Total liabilities ..................................................        376
                                                                       --------
Net assets .........................................................   $658,331
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..    658,331
                                                                       --------
Net asset value per share ..........................................   $   1.00
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $658,331
   Accumulated net realized loss on investments ....................        (82)
   Undistributed net investment income .............................         82
                                                                       --------
Net assets .........................................................   $658,331
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Money Market Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ...........................................................   $3,718

EXPENSES
   Investment advisory fee ............................................      809
   Auditors fees ......................................................       42
   Custodian fees .....................................................       71
   Fidelity Bond fees .................................................        1
   Legal fees .........................................................       45
   Printing & mailing fees ............................................       59
   Trustees' fees .....................................................       10
   Other fees .........................................................        9
                                                                          ------
Total expenses ........................................................    1,046
                                                                          ------
Net investment income .................................................   $2,672
                                                                          ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Money Market Fund
(000's Omitted)

                                                                  Unaudited
                                                                  Six-Month
                                                                Period Ended    Year Ended
                                                                  June 30,     December 31,
                                                                    2004           2003
                                                                ------------   ------------
INCREASE IN NET ASSETS
From operations
   Net investment income ....................................    $   2,672      $   7,879
Distributions to shareholders from:
   Net investment income ....................................       (2,672)        (7,879)
                                                                 ---------      ---------
      Decrease in net assets resulting from distributions ...       (2,672)        (7,879)
From fund share transactions:
   Proceeds from shares sold ................................      225,815        754,784
   Distributions reinvested .................................        2,672          7,879
   Payment for shares redeemed ..............................     (251,789)      (999,146)
                                                                 ---------      ---------
      Decrease in net assets from fund share transactions ...      (23,302)      (236,483)
                                                                 ---------      ---------
NET DECREASE IN NET ASSETS ..................................      (23,302)      (236,483)

NET ASSETS
   Beginning of Period ......................................      681,633        918,116
                                                                 ---------      ---------
   End of Period (including undistributed net investment
      income of $82 and $82, respectively) ..................    $ 658,331      $ 681,633
                                                                 =========      =========
Analysis of fund share transactions:
   Sold .....................................................      225,815        754,784
   Reinvested ...............................................        2,672          7,879
   Redeemed .................................................     (251,789)      (999,146)
                                                                 ---------      ---------
Net decrease in fund shares outstanding .....................      (23,302)      (236,483)
                                                                 =========      =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                  Money Market Fund
                                                              --------------------------------------------------------
                                                                Unaudited
                                                              Period Ended            Year Ended December 31,
                                                                June 30,     -----------------------------------------
                                                                  2004         2003      2002(d)    2001(c)    2000(c)
                                                              ------------   --------   --------   --------   --------
Net Assets Value at Beginning of Period ...................   $   1.00       $   1.00   $   1.00   $   1.00   $   1.00
Income from Investment Operations:
   Net Investment Income ..................................         (g)          0.01       0.01       0.04       0.06
                                                              --------       --------   --------   --------   --------
   Total From Investment Operations .......................                      0.01       0.01       0.04       0.06
Less Distributions:
   Distribution from Net Investment Income ................         (g)         (0.01)     (0.01)     (0.04)     (0.06)
                                                              --------       --------   --------   --------   --------
   Total Distributions ....................................         (g)         (0.01)     (0.01)     (0.04)     (0.06)
                                                              --------       --------   --------   --------   --------
Net Assets Value at End of Period .........................   $   1.00       $   1.00   $   1.00   $   1.00   $   1.00
                                                              ========       ========   ========   ========   ========
Total Investment Return(b) ................................       0.41%(e)       0.95%      1.48%      3.93%      6.29%(a)
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets .......       0.32%(f)       0.31%      0.32%      0.32%      0.29%
   Ratio of Net Investment Income to Average Net Assets ...       0.83%(f)       0.95%      1.46%      3.72%      6.05%
   Portfolio Turnover Rate ................................        n/a            n/a        n/a        n/a        n/a
Net Assets End of Period (000s Omitted) ...................   $658,331       $681,633   $918,116   $745,516   $496,853

(a) The total investment return includes the effect of the capital contribution of $0.01 per share. The total investment return without the capital contribution would have been 6.18%.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.

(d) The fund entered into a new sub-advisory agreement with Wellington Management Company during the period shown.

(e)  Not annualized.

(f)  Annualized.

(g)  Amount is less than $0.01.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
                       --------------                         -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS

Banks- 0.7%
   Chase Manhattan Bank USA
   1.05% due 05/11/05 .....................................   $ 4,475   $  4,475
Finance- 1.5%
   General Electric Capital Corp. - Disc Notes
   1.14% due 03/10/17 .....................................     7,000      7,000
   Nationwide Building Society
   1.08% due 07/23/04 .....................................     2,700      2,700
                                                                        --------
                                                                           9,700
Insurance- 0.5%
   Monumental Life Insurance - Notes
   1.21% due 11/01/03 .....................................     3,000      3,000

U.S. Government Agencies- 23.2%
   Federal Home Loan Bank
   1.5% due 03/01/05 ......................................     6,000      6,000
   Federal Home Loan Bank - Bonds
   1.66% due 05/16/05 .....................................     2,800      2,800
   Federal Home Loan Bank - Disc. Notes
   1.39% due 11/12/04 .....................................     9,000      8,953
   3.875% due 12/15/04 ....................................     9,000      9,108
   Federal Home Loan Bank - Notes
   1.625% due 04/15/05 ....................................     5,000      5,013
   Federal Home Loan Mortgage Corp. - Disc. Notes
   1.135% due 12/20/04 ....................................    15,000     14,919
   1.17% due 08/16/04 .....................................    10,000      9,985
   1.18% due 08/18/04 .....................................    18,000     17,972
   1.22% due 08/06/04 .....................................    10,000      9,988
   1.34% due 10/26/04 .....................................    11,353     11,304
   Federal Home Loan Mortgage Corp. - Notes
   1.4% due 08/11/04 ......................................     3,000      3,000
   Federal National Mortgage Assoc.
   6.5% due 08/15/04 ......................................     8,000      8,052
   Federal National Mortgage Assoc. - Disc. Notes
   1.245% due 08/11/04 ....................................    10,000      9,986
   1.25% due 11/03/04 .....................................    20,308     20,215
   Federal National Mortgage Assoc. - Notes
   1.375% due 02/14/05 ....................................     5,500      5,499
   1.61% due 05/13/05 .....................................     1,300      1,300
   1.75% due 05/23/05 .....................................     9,000      9,000
                                                                        --------
                                                                         153,094
Whole Loan CMOs- 3.3%
   Granite Mortgages plc - Notes Ser. 1 Cl. A1
   1.049% due 12/20/04 ....................................     3,772      3,772
   Holmes Financing plc - Notes Ser. 1 Cl. A
   1.045% due 04/15/05 ....................................     5,500      5,500
   Permanent Financing plc - Notes Ser. 1 Cl. A
   1.04% due 03/10/05 .....................................     8,500      8,500
   Permanent Financing plc - Notes Ser. 3 Cl. 1A
   1.08% due 12/10/04 .....................................   $ 4,110   $  4,110
                                                                        --------
                                                                          21,882
                                                                        --------
                               TOTAL PUBLICLY-TRADED BONDS-
                                            (Cost $192,151)      29.2%   192,151

COMMERCIAL PAPER

Banks - 7.7%
   ABN AMRO Bank NV
   1.27% due 12/30/04 .....................................     8,000      7,999
   Barclays Bank plc
   1.221% due 03/24/05 ....................................    11,700     11,698
   Royal Bank of Scotland
   1.31% due 08/23/04 .....................................    10,000      9,981
   Svenska Handelsbanken
   1.23% due 10/12/04 .....................................    11,000     11,000
   Westdeutche Lands
   1.32% due 01/27/05 .....................................     9,973      9,973
                                                                        --------
                                                                          50,651
Beverages - 3.1%
   Coca Cola Enterprises, Inc.
   1.04% due 07/01/04 .....................................     9,000      9,000
   Fortune Brands, Inc.
   1.1% due 07/21/04 ......................................    11,376     11,369
                                                                        --------
                                                                          20,369
Diversified Financials - 9.7%
   Allstate Financial Global
   1.19% due 12/22/04 .....................................    20,000     19,999
   Cafco LLC
   1.23% due 08/04/04 .....................................     6,931      6,923
   Goldman Sachs Group
   1.35% due 08/23/04 .....................................    10,000      9,980
   J.P. Morgan Chase & Co.
   1.1% due 07/19/04 ......................................     8,000      7,996
   Morgan Stanley Dean Witter & Co.
   1.18% due 07/19/04 .....................................     9,007      9,002
   Wilmington Trust Co.
   1.1% due 07/26/04 ......................................    10,000     10,000
                                                                        --------
                                                                          63,900
Finance - 38.4%
   Bradford & Bingley Building Society
   1.13% due 01/07/05 .....................................     8,000      8,000
   CBA Delaware Finance, Inc.
   1.15% due 08/16/04 .....................................    12,000     11,982
   Ciesco LP
   1.16% due 08/02/04 .....................................     8,084      8,076
   1.21% due 07/26/04 .....................................     3,937      3,934
   Clipper Receivables Corp.
   1.07% due 07/19/04 .....................................    13,094     13,086

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
                       --------------                         -------   --------
                                                              (000's)    (000's)
COMMERCIAL PAPER - Continued

Finance - Continued
   CRC Funding LLC
   1.18% due 08/03/04 .....................................   $11,000   $ 10,988
   Delaware Funding Corp.
   1.23% due 07/27/04 .....................................    10,000      9,991
   Diageo Capital plc
   1.2% due 08/31/04 ......................................    10,000      9,980
   Eureka Securitization, Inc.
   1.32% due 08/18/04 .....................................    10,000      9,982
   Falcon Asset Securitization
   1.07% due 07/06/04 .....................................     6,311      6,310
   1.22% due 07/16/04 .....................................     6,500      6,497
   Galaxy Funding, Inc.
   1.23% due 08/23/04 .....................................     8,514      8,499
   Greyhawk Funding Corp.
   1.07% due 07/14/04 .....................................    12,000     11,995
   International Lease Finance Corp.
   1.16% due 08/24/04 .....................................    11,000     10,981
   KFW International Finance, Inc.
   1.1% due 08/30/04 ......................................     9,023      9,006
   1.14% due 08/06/04 .....................................     2,128      2,126
   Kittyhawk Funding
   1.1% due 07/15/04 ......................................    10,000      9,996
   National Australia Funding Delaware, Inc.
   1.03% due 07/01/04 .....................................     8,571      8,571
   Nationwide Building Society
   1.07% due 07/16/04 .....................................    10,000      9,996
   Old Line Funding Corp.
   1.1% due 07/15/04 ......................................    13,000     12,994
   Park Avenue Reconstruction Corp.
   1.1% due 07/08/04 ......................................     8,956      8,954
   1.23% due 07/23/04 .....................................       989        988
   Societe Generale
   1.22% due 09/01/04 .....................................    12,000     11,975
   UBS Finance Delaware LLC
   1.06% due 07/19/04 .....................................     4,458      4,456
   1.175% due 08/19/04 ....................................     7,356      7,344
   Variable Funding Capital Corp.
   1.05% due 07/02/04 .....................................    12,000     12,000
   Windmill Funding Corp.
   1.05% due 07/06/04 .....................................     6,000      5,999
   1.13% due 08/04/04 .....................................     6,000      5,994
   Yorktown Capital LLC
   1.21% due 07/26/04 .....................................    12,000     11,990
                                                                        --------
                                                                         252,690
Food Products - 1.1%
   Archer Daniels Midland Co.
   1.09% due 08/10/04 .....................................     7,000      6,992

Insurance - 4.6%
   Metlife, Inc.
   1.259% due 08/02/04 ....................................   $15,000   $ 14,999
   Travelers Insurance Co.
   1.385% due 08/27/04 ....................................    15,000     15,000
                                                                        --------
                                                                          29,999
Personal Products - 1.6%
   Proctor & Gamble Co.
   1.28% due 08/02/04 .....................................    10,908     10,896

Pharmaceuticals - 2.3%
   Pfizer, Inc.
   1.12% due 08/05/04 .....................................    15,000     14,984
                                                                        --------
                                    TOTAL COMMERCIAL PAPER-
                                            (Cost $450,481)      68.5%   450,481

JOINT REPURCHASE AGREEMENT - 2.3%

   Investment in joint repurchase agreement
      with SBC Warburg, 1.3% due 07/01/04
      (Secured by U.S. Treasury obligations)
      (Cost $15,408) ......................................    15,408     15,408
                                                              -------   --------
                                         TOTAL INVESTMENTS-
                                            (Cost $658,040)     100.0%   658,040
                       Cash and Receivables, less payables-       0.0%       291
                                                              -------   --------
                                                NET ASSETS-     100.0%  $658,331
                                                              =======   ========

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Investment security transactions are recorded on the date of purchase or sale.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $29,999
American General Finance Corp., 1.26%, due 07/07/04                    29,994
Barton Capital Corp., 1.06%, due 07/01/04                              12,000
Barton Capital Corp., 1.20%, due 07/01/04                              18,000
Citicorp, 1.25%, due 07/02/04                                          29,999

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                                      Market Value
--------------                                                      ------------
Clipper Receivables Corp., 1.50%, due 07/01/04                        $ 30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $4 and $78 which expire in 2007 and 2008, respectively.

     Dividends, Interest and Distributions: Interest income is recorded on the accrual basis. A dividend of its net investment income will be declared and distributed daily by the Fund.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the rate of 0.25% on an annual basis of the Fund's net assets.

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

     John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     The identified cost of investment of the Fund at December 31, 2003, was $679,752, which is the same as its tax cost.

     Distribution of Income and Gains: Distributions of net investment income, if any, are made daily. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on it's federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed                   Net Unrealized
   Ordinary     Net Long-Term    Capital Loss    Appreciation/
    Income       Capital Gain   Carryforwards   (Depreciation)
-------------   -------------   -------------   --------------
     $82            $--             $82              $--

In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $ 7,879                  $--                   $--
2002          11,513                   --                    --

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Overseas Equity Fund
Capital Guardian Trust Company                                   Management Team
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 1.51%, underperforming its benchmark, the
     MSCI EAFE Index. Relative to Morningstar peers, the Fund has an above average rating of 5 with a low risk profile.

..    The Fund underperformed its benchmark primarily due to unfavorable security selection both within countries and sectors.

..    The Fund's exposures to selected countries (Japan) and sectors (financials
     & consumer discretionary) were the largest contributors to absolute performance.

..    The manager employs a multiple portfolio manager system, with each portfolio managed by several portfolio managers and research analysts. The manager selects stocks using proprietary fundamental research. Fundamental research seeks to uncover companies that are undervalued and asset rich.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Vodafone AirTouch plc                                                    3.0%
AstraZeneca Group plc                                                    2.9%
Royal Dutch Petroleum Co.                                                2.6%
Sanofi-Synthelabo SA                                                     2.5%
Mitsubishi                                                               2.5%
Novartis AG                                                              2.0%
Koninklijke                                                              1.6%
BNP Paribas                                                              1.6%
Nestle SA                                                                1.6%
Sumitomo                                                                 1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                               Overseas Equity   Overseas Equity
                                                     Fund          Benchmark/4/
                                               ---------------   ---------------
YTD/3/                                               1.51%             4.86%
1 Year                                              26.71             32.85
3 Years                                              9.12             11.64
5 Years                                              4.37              6.26
Since Inception (5/1/96)                             5.40              6.43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Foreign Large Blend

MORNINGSTAR RISK/1/:

..    Low (VL/VUL)
..    Low (VA)

MORNINGSTAR RATING/1/:

..    ***** (VL/VUL)
..    ***** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVERSIFICATION BY REGION AND COUNTRY/5/
(as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Europe
(excluding U.K.)                                                           44.5%
Japan                                                                      24.7%
United Kingdom (U.K.)                                                      17.3%
Pacific Basin
(excluding Japan)                                                           5.8%
United States                                                               5.0%
Other                                                                       2.6%

DIVERSIFICATION BY REGION/6/
Developed Markets                                                            98%
Emerging Markets                                                              2%

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 363 VL/VUL subaccounts and 603 VA subaccounts in the Morningstar Foreign Large Blend category. This represents the Morningstar 3 year rating.
/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.
/3/  Year to date returns are not annualized.
/4/ Overseas Equity Composite Index: 65% MSCI World Index Excluding US, and 35% Citigroup Non-US Govt. Bond Index, Unhedged, May 1996 to April 2000, then 60% MSCI World / 40% Citigroup World Government Bond, Unhedged, May 2000 to April 2003 and then MSCI EAFE Index May 2003 to present.
/5/  Calculations based upon country in which security is traded (listed).
/6/  Calculations based upon country in which security is domiciled.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Overseas Equity Fund
(000's Omitted)

ASSETS
Long term investments at cost .......................................   $49,886
Net unrealized appreciation of investments ..........................     7,717
Short-term investments at value .....................................     1,551
                                                                        -------
      Total investments .............................................    59,154
Cash ................................................................         1
Foreign currency at value (cost $11) ................................        11
Receivable for:
   Investments sold .................................................       328
   Interest .........................................................         3
   Dividends ........................................................        62
   Foreign dividend tax withholding reclaim .........................        41
                                                                        -------
Total assets ........................................................    59,600
                                                                        -------
LIABILITIES
Payables for:
   Investments purchased ............................................       242
   Foreign dividend tax withholding .................................         5
   Foreign interest tax expenses ....................................         2
   Accrued operating expenses .......................................        55
   Unrealized depreciation in forward currency contracts ............        24
                                                                        -------
Total liabilities ...................................................       328
                                                                        -------
Net assets ..........................................................   $59,272
                                                                        =======
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ...     5,638
                                                                        -------
Net asset value per share ...........................................   $ 10.51
                                                                        =======
Composition of net assets:
   Capital paid-in ..................................................   $53,149
   Accumulated net realized loss on investments, futures and
      foreign currency transactions .................................    (1,559)
Undistributed net investment loss ...................................       (11)
   Net unrealized appreciation (depreciation) of:
      Investments ...................................................     7,717
      Translation of assets and liabilities in foreign currencies ...       (24)
                                                                        -------
Net assets ..........................................................   $59,272
                                                                        =======

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Overseas Equity Fund
(000's Omitted)

INVESTMENT INCOME
      Interest ......................................................   $    12
      Dividends (net of foreign withholding tax of $100) ............       723
                                                                        -------
Total investment income .............................................       735
                                                                        -------
EXPENSES
      Investment advisory fee .......................................       314
      Auditors fees .................................................         3
      Custodian fees ................................................        81
      Legal fees ....................................................         3
      Printing & mailing fees .......................................         8
      Trustees' fees ................................................         1
      Other fees ....................................................         1
                                                                        -------
Total expenses ......................................................       411
      Less expenses reimbursed ......................................       (24)
      Less custodian expense reduction offset by commission
         recapture arrangement (Note C) .............................       (20)
                                                                        -------
Net expenses ........................................................       367
                                                                        -------
Net investment income ...............................................       368
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments ...................................................     2,210
      Foreign currency transactions .................................         4
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................    (1,930)
      Translation of assets and liabilities in foreign currencies ...        10
                                                                        -------
Net realized and unrealized gain ....................................       294
                                                                        -------
Net increase in net assets resulting from operations ................   $   662
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Overseas Equity Fund
(000's Omitted)

                                                                         Unaudited
                                                                         Six-Month
                                                                       Period Ended    Year Ended
                                                                         June 30,     December 31,
                                                                           2004           2003
                                                                       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ...........................................     $   368       $   301
   Net realized gain ...............................................       2,214           491
   Change in net unrealized appreciation (depreciation) ............      (1,920)       11,873
                                                                         -------       -------
      Net increase in net assets resulting from operations .........         662        12,665
Distributions to shareholders from:
   Net investment income ...........................................        (374)       (1,633)
   Realized gains ..................................................                    (1,073)
                                                                         -------       -------
      Decrease in net assets resulting from distributions ..........        (374)       (2,706)
From fund share transactions:
   Proceeds from shares sold .......................................      17,094        26,834
   Distributions reinvested ........................................         374         2,706
   Payment for shares redeemed .....................................      (7,660)       20,259)
                                                                         -------       -------
      Increase in net assets from fund share transactions ..........       9,808         9,281
                                                                         -------       -------
NET INCREASE IN NET ASSETS .........................................      10,096        19,240

NET ASSETS
   Beginning of Period .............................................      49,176        29,936
                                                                         -------       -------
   End of Period (including undistributed net investment loss of
      $(11) and $(5), respectively) ................................     $59,272       $49,176
                                                                         =======       =======
Analysis of fund share transactions:
   Sold ............................................................       1,605         2,962
   Reinvested ......................................................          35           270
   Redeemed ........................................................        (720)       (2,292)
                                                                         -------       -------
Net increase in fund shares outstanding ............................         920           940
                                                                         =======       =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                        Overseas Equity Fund
                                                --------------------------------------------------------------------
                                                 Unaudited
                                                Period Ended                    Year Ended December 31,
                                                  June 30,         -------------------------------------------------
                                                    2004            2003            2002          2001       2000(c)
                                                ------------       -------         -------      -------      -------
Net Assets Value at Beginning of Period .....   $ 10.42            $  7.92         $  8.57      $  9.27      $ 10.71
Income from Investment Operations:
   Net Investment Income ....................      0.12               0.09            0.10         0.11         0.23
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) .........................      0.04               3.03           (0.65)       (0.70)       (1.20)
                                                -------            -------         -------      -------      -------
   Total From Investment Operations .........      0.16               3.12           (0.55)       (0.59)       (0.97)
Less Distributions:
   Distribution from Net Investment Income ..     (0.07)             (0.37)          (0.10)                    (0.24)
   Distribution from Net Realized Gains on
      Investments ...........................                        (0.25)                                    (0.01)
   Distribution from Excess of Net Investment
      Income/ Gains .........................                                                                  (0.10)
   Distribution from Capital Paid-in ........                                                     (0.11)       (0.12)
   Total Distributions ......................     (0.07)             (0.62)          (0.10)       (0.11)       (0.47)
                                                -------            -------         -------      -------      -------
Net Assets Value at End of Period ...........   $ 10.51            $ 10.42         $  7.92      $  8.57      $  9.27
                                                =======            =======         =======      =======      =======
Total Investment Return(b) ..................      1.51%(g)          39.85%          (6.32)%      (6.45)%      (9.08)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ................................      1.41%(d)(f)(h)     1.15%(d)(f)     1.15%(d)     1.15%(d)     0.98%(d)
   Ratio of Net Investment Income to Average
      Net Assets ............................      1.34%(h)           0.84%           1.28%
   Portfolio Turnover Rate ..................     14.99%(g)          89.10%          71.20%       53.11%      204.98%
Net Assets End of Period (000s Omitted) .....   $59,272            $49,176         $29,936      $31,290      $28,527

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.49% for the period ending June 30, 2004, and 1.39%, 1.45%, 1.36%, and 1.27%, for the years ended
     December 31, 2003, 2002, 2001, and 2000, respectively.

(e) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 1.38% for the years ended December 31, 2001.

(f) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(g)  Not annualized.

(h)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                                         Market
                   Name of Issuer                              Shares     Value
                   --------------                             --------   -------
                                                                         (000's)
COMMON STOCK

Australia - 2.9%
   Amcor, Ltd. (BE) .......................................   $ 24,700    $  120
   Australia & New Zealand Banking Group, Ltd. (JP) .......     16,427       209
   Brambles Industries, Ltd. (BO) .........................     27,900       116
   Broken Hill Proprietary Co., Ltd. (BF) .................     23,500       205
   Foster's Brewing Group, Ltd. (JG) ......................     33,900       111
   Insurance Australia Group (JR) .........................     12,900        45
   National Australia Bank, Ltd. (JP) .....................      8,800       182
   Promina Group (JR) .....................................     42,000       117
   QBE Insurance Group, Ltd. (JR) .........................     20,808       185
   Rinker Group (BD) ......................................      2,750        15
   Wesfarmers (BL) ........................................      8,600       176
   WMC Resources, Ltd. (BF) ...............................     33,000       113
   Woolworth's, Ltd. (JF) .................................     16,500       131
                                                                          ------
                                                                           1,725
Belgium - 0.0%
   UCB SA (JO) ............................................        500        23

Canada - 1.8%
   Abitibi Consolidated, Inc. (BG) ........................     13,700        94
   Alcan Aluminum, Ltd. (BF) ..............................      6,100       251
   Bombardier, Inc. - Cl. B (BH) ..........................     74,600       224
   Great West Lifeco, Inc. (JR) ...........................      2,400        86
   National Bank of Canada (JP) ...........................      3,600       115
   Suncor Energy, Inc. (BB) ...............................      4,700       119
   Thomson Corp. (JA) .....................................      5,500       183
                                                                          ------
                                                                           1,072
Denmark - 0.6%
   Novo Nordisk AS (JO) ...................................      4,500       232
   Tele Danmark AS (J1) ...................................      3,500       114
                                                                          ------
                                                                             346
Finland - 0.7%
   Nokia Oyj (JW) .........................................     17,900       258
   UPM-Kymmene Corp. (BG) .................................      8,700       166
                                                                          ------
                                                                             424
France - 10.0%
   Accor SA (BZ) ..........................................      6,000       253
   Air Liquide (BC) .......................................      2,860       473
   BNP Paribas (JP) .......................................     15,100       930
   Bouygues SA (J2) .......................................     15,600       523
   Carrefour SA (JF) ......................................      3,100       151
   Essilor International (JL) .............................      3,100       203
   Groupe Danone (JH) .....................................      4,600       402
   L'Oreal SA (JK) ........................................      3,300       264
   Renault (BV) ...........................................      4,600       351
   Sanofi-Synthelabo SA (JO) ..............................     22,900     1,453
   Schneider SA (BK) ......................................      3,600       246
   Societe Generale - Cl. A (JP) ..........................      2,200       187
   STMicroelectronics (J0) ................................      6,700       147
   Vivendi Universal SA (JA) ..............................   $ 11,200    $  311
                                                                          ------
                                                                           5,894
Germany - 5.1%
   Allianz AG (JR) ........................................      3,600       390
   Aventis SA (JO) ........................................      1,000        75
   Bayerische Motoren Werke AG (BV) .......................      4,900       217
   Bayerische Vereinsbank AG (JP) .........................     12,500       223
   DaimlerChrysler AG (BV) ................................     12,100       566
   Deutsche Bank AG (JP) ..................................      1,200        94
   Deutsche Boerse AG (JQ) ................................      4,361       222
   E.On AG (J3) ...........................................      2,000       145
   Infineon Technologies AG (J0) ..........................     14,400       194
   Muenchener Rueckversicherungs-Gesellschaft AG (JR) .....      3,328       361
   SAP AG (JV) ............................................        600       100
   Siemens AG (BK) ........................................      5,100       367
   Thyssen Krupp AG (BF) ..................................      5,500        94
                                                                          ------
                                                                           3,048
 Hong Kong - 1.3%
   Cheung Kong Holdings, Ltd. (JS) ........................     14,000       103
   Esprit Holdings, Ltd. (JE) .............................     15,000        67
   Hang Lung Properties (JS) ..............................    130,000       168
   Hang Seng Bank, Ltd. (JP) ..............................      9,300       119
   Li & Fung, Ltd. (JB) ...................................    160,000       234
   Swire Pacific, Ltd. - Cl. A (JQ) .......................     13,000        84
                                                                          ------
                                                                             775
Italy - 1.0%
   ENI (BB) ...............................................     19,900       396
   UniCredito Italiano SpA (JP) ...........................     41,500       205
                                                                          ------
                                                                             601
Japan - 24.0%
   Acom Co., Ltd. (JQ) ....................................      1,600       104
   Advantest (J0) .........................................      2,800       187
   Canon, Inc. (JZ) .......................................      4,000       210
   Chudenko Corp. (BJ) ....................................      6,800       111
   Dai-Nippon Printng Co., Ltd. (BO) ......................     10,000       160
   Daiwa House Industry Co., Ltd. (BW) ....................     11,000       127
   East Japan Railway Co. (BS) ............................         24       134
   Fanuc, Ltd. (BK) .......................................      4,000       238
   Furukawa Electric Co. (BK) .............................     28,000       119
   Hirose Electric Co., Ltd. (JY) .........................      2,100       230
   Honda Motor Co. (BV) ...................................      2,000        96
   Hoya Corp. (JY) ........................................      2,300       240
   Japan Airlines (BQ) ....................................     17,000        54
   Jusco Co., Ltd. (JD) ...................................     13,000       521
   Kansai Electric Power Co., Inc. (J3) ...................     14,800       269
   Keyence Corp. (JY) .....................................        500       114
   Konica Corp. (BX) ......................................     21,000       289
   Kyocera Corp. (JY) .....................................      1,700       144
   Millea Holdings, Inc. (JR) .............................         36       533

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                                         Market
                                                                          Value
                   Name of Issuer                              Shares    (000's)
                   --------------                             --------   -------
COMMON STOCK - Continued

Japan - Continued
   Mitsubishi Corp. (BN) ..................................   $ 19,000   $   184
   Mitsubishi Estate Co., Ltd. (JS) .......................     54,000       669
   Mitsubishi Heavy Industries, Ltd. (BM) .................     33,000        89
   Mitsubishi Motor (BV) ..................................      8,000        13
   Mitsubishi Tokyo Finance (JP) ..........................         47       434
   Mitsui Fudosan Co., Ltd. (JS) ..........................     17,000       203
   Mitsui Marine & Fire Insurance Co., Ltd. (JR) ..........     57,100       535
   Mizuho Financial GB (JP) ...............................         22       100
   Murata Manufacturing Co., Ltd. (J0) ....................      2,700       154
   NEC Corp. (JX) .........................................     96,000       674
   Nidec Corp. (JY) .......................................        900        92
   Nikko Securities Co., Ltd. (JQ) ........................     23,000       111
   Nikon Corp. (J0) .......................................     14,000       157
   Nintendo Corp., Ltd. (BW) ..............................      2,400       278
   Nissan Motor Acceptance Corp. (BV) .....................     50,000       555
   Nitto Denko Corp. (BK) .................................      4,500       230
   Nomura Securities Co., Ltd. (JQ) .......................      9,000       133
   Omron Corp. (JY) .......................................      5,000       117
   Orix Corp. (JQ) ........................................      3,500       400
   Rohm Co., Ltd. (JY) ....................................      2,000       239
   Sankyo Co., Ltd. (JO) ..................................     11,000       238
   Sekisui House, Ltd. (BW) ...............................     26,000       288
   Shimamura Co., Ltd. (JE) ...............................      1,400       121
   Shionogi & Co., Ltd. (JO) ..............................     18,000       309
   SMC Corp. (BM) .........................................      2,400       259
   Sumitomo Chemical Co. (BC) .............................     48,000       224
   Sumitomo Forestry Co. (BW) .............................      6,000        69
   Sumitomo Mitsui GR (JP) ................................         89       609
   Suzuki Motor Corp. (BV) ................................     23,000       404
   Takeda Chemical Industries (JO) ........................      5,000       219
   Tokyo Electron, Ltd. (J0) ..............................      8,800       493
   Tokyo Gas Co. (J4) .....................................     48,000       170
   Tostem Corp. (BI) ......................................      6,000       129
   Toyota Motor Corp. (BV) ................................     11,800       477
   UFJ Holdings, Inc. (JP) ................................         65       287
   Uni-Charm Corp. (JJ) ...................................      2,500       124
   Yamanouchi Pharmaceutical Co., Ltd. (JO) ...............      3,000       101
   Yamato Transport Co., Ltd. (BP) ........................     14,000       228
   Yasuda F & M Insurance (JR) ............................     20,000       204
                                                                         -------
                                                                          14,200
Netherlands - 8.4%
   ABN Amro Holding NV (JP) ...............................     30,148       660
   Aegon NV (JR) ..........................................     13,763       166
   Elsevier NV (JA) .......................................     16,900       238
   Heineken Holdings (JG) .................................      1,125        33
   Heineken NV (JG) .......................................     23,075       759
   ING Groep NV (JQ) ......................................     17,447       412
   Koninklijke (Royal) Philips Electronics NV (BW) ........      4,400       119
   Koninklijke KPN NV (J1) ................................    109,500       835
   Royal Dutch Petroleum Co. (BB) .........................     27,000     1,387
   TNT Post Group NV (BP) .................................      7,600       174
   VNU NV (JA) ............................................   $  6,444   $   188
                                                                         -------
                                                                           4,971
Norway - 1.1%
   Den Norske Bank (JP) ...................................     16,000       109
   Norsk Hydro ASA (BB) ...................................      2,925       190
   Norske Skogindustrier ASA - Cl. A (BG) .................      2,700        48
   Statoil ASA (BB) .......................................     25,400       323
                                                                         -------
                                                                             670
Singapore - 1.3%
   Hong Kong Land Holdings, Ltd. (JS) .....................     34,000        53
   Singapore Telecommunications, Ltd. (J1) ................    382,000       499
   United Overseas Bank, Ltd. (JP) ........................     15,000       117
   Venture Manufacturing, Ltd. (JY) .......................      9,000        94
                                                                         -------
                                                                             763
Spain - 3.0%
   Banco Bilbao Vizcaya SA (JP) ...........................     54,900       734
   Iberdrola SA (J3) ......................................      1,000        21
   Inditex (JE) ...........................................     21,500       494
   Telefonica SA (J1) .....................................     36,853       546
                                                                         -------
                                                                           1,795
Sweden - 2.5%
   Assa Abloy (BI) ........................................     10,900       139
   AstraZeneca Group plc (JO) .............................     21,200       963
   ForeningsSparbanken AB (JP) ............................     14,100       270
   Scania AB - Ser. B (BM) ................................      3,600       123
                                                                         -------
                                                                           1,495
Switzerland - 10.9%
   ABB, Ltd. (BK) .........................................     26,589       145
   Adecco SA (BO) .........................................      2,509       125
   Credit Suisse Group (JP) ...............................      8,170       290
   Holcim (BD) ............................................     12,658       689
   Nestle SA (JH) .........................................      3,399       907
   Novartis AG (JO) .......................................     26,588     1,173
   Richemont (JE) .........................................     25,336       662
   Roche Holdings AG (JO) .................................      2,192       217
   Serono SA (JN) .........................................        231       146
   Swiss Reinsurance Co. (JR) .............................     11,804       767
   Swisscom AG (J1) .......................................      2,126       703
   Syngenta AG (BC) .......................................      1,327       111
   Synthes, Inc. (JL) .....................................      1,260       144
   UBS AG (JP) ............................................      4,978       351
                                                                         -------
                                                                           6,430
United Kingdom - 16.8%
   Anglo American plc (BF) ................................      5,700       117
   ARM Holdings plc (J0) ..................................     52,600       114
   AstraZeneca Group plc (JO) .............................     11,100       498
   Barclays (JP) ..........................................     12,300       105
   BG Group plc (BB) ......................................    135,600       835
   Billiton plc (BF) ......................................     36,555       317

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                                          Market
                        Name of Issuer                         Shares     Value
                        --------------                        --------   -------
                                                                         (000's)
COMMON STOCK - Continued
United Kingdom - Continued
   British Aerospace plc (BH) .............................   $ 20,000   $    79
   Centrica plc (J4) ......................................     44,900       183
   CRH (BD) ...............................................     11,600       246
   Diageo plc (JG) ........................................     24,100       325
   HBOS (JP) ..............................................     34,600       428
   HSBC Holdings plc (JP) .................................     42,200       627
   Lloyds TSB Group plc (JP) ..............................     14,900       117
   National Grid Group (J3) ...............................     48,700       376
   Pearson plc (JA) .......................................     29,800       362
   Reckitt Benckiser (JJ) .................................      4,400       124
   Reed International plc (JA) ............................     20,500       199
   Rio Tinto plc (BF) .....................................      7,700       185
   Royal Bank of Scotland Group (JP) ......................     30,900       890
   Shell Transport & Trading Co. plc (BB) .................     33,100       243
   Smiths Group (BL) ......................................     34,200       463
   Standard Chartered plc (JP) ............................     21,500       350
   Unilever plc (JH) ......................................     66,400       651
   Vodafone AirTouch plc (J2) .............................    783,138     1,714
   Wolseley (BN) ..........................................      7,100       110
   Xstrata (BF) ...........................................     23,700       317
                                                                         -------
                                                                           9,975
United States - 4.9%
   America Movil SA de CV - ADR Ser. L (J2) ...............      2,400        87
   AstraZeneca Group plc - ADR (JO) .......................      5,000       228
   Companhia Vale Do Rio Doce - ADR (BF) ..................      1,800        86
   Hon Hai Precision Industry Co., Ltd. - GDR (JY) ........     11,000        83
   Inco, Ltd. (BF) ........................................      7,800       270
   Nokia Oyj - ADR (JW) ...................................      4,500        65
   Royal Dutch Petroleum Co. (BB) .........................      2,000       103
   Samsung Electronics - 144A (a) (J0) ....................      2,250       463
   Sap Aktiengesellschaft - ADR (JV) ......................      3,200       134
   STMicroelectronics NV (J0) .............................      5,200       114
   Taiwan Semiconductor Manufacturing Co.,
      Ltd. - ADR (J0) .....................................     46,734       388
   The Thomson Corp. (JA) .................................     10,400       348
   Vodafone Group Plc (J2) ................................     17,100       378
   Yukos Corp. - ADR (BL) .................................      4,500       143
                                                                         -------
                                                                           2,890
                                                                         -------
                                        TOTAL COMMON STOCK-
                                             (Cost $49,500)       96.3%   57,097

PREFERRED STOCK

Australia - 0.2%
   News Corp., Ltd. (JA) ..................................     15,247       124
                                                                         -------
                                     TOTAL PREFERRED STOCK-
                                                (Cost $122)        0.2%      124

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                         --------   -------
                                                                         (000's)

PUBLICLY-TRADED BONDS
Supra National - 0.7%
   SMFG Finance (CB)
      2.25% due 07/11/05 ..................................   $ 15,000   $   330
      2.25% due 07/11/05 ..................................      6,000        52
                                                                         -------

                               TOTAL PUBLICLY-TRADED BONDS-
                                                (Cost $264)        0.7%      382
                                                              --------   -------
                               TOTAL LONG-TERM INVESTMENTS-
                                             (Cost $49,886)       97.2%   57,603

SHORT-TERM INVESTMENTS - 2.6%
   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $1,551) ..........................................      1,551     1,551
                                                              --------   -------
                                         TOTAL INVESTMENTS-
                                             (Cost $51,437)       99.8%   59,154
                       Cash and Receivables, less payables-        0.2%      118
                                                              --------   -------
                                                NET ASSETS-      100.0%  $59,272
                                                              ========   =======

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $463 or 0.8% of net assets of the Portfolio.

ADR-American Depository Receipt.

GDR-Global Depository Receipt.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY
                                                            Market       % of
                                               Industry      Value    Long-Term
                    Industry                 Abbreviation   (000s)   Investments
                    --------                 ------------   ------   -----------
Banks ....................................        JP        $8,742       15.2%
Pharmaceuticals ..........................        JO         5,730        9.9%
Oil & Gas ................................        BB         3,596        6.2%
Insurance ................................        JR         3,390        5.9%
Wireless Telecommunications Services .....        J2         2,703        4.7%
Diversified Telecommunication Services ...        J1         2,697        4.7%
Automobiles ..............................        BV         2,679        4.7%
Semiconductor Equipment & Products .......        J0         2,411        4.2%
Food Products ............................        JH         1,960        3.4%
Metals & Mining ..........................        BF         1,953        3.4%
Media ....................................        JA         1,952        3.4%
Diversified Financials ...................        JQ         1,466        2.5%
Electronic Equipment & Instruments .......        JY         1,353        2.3%
Electrical Equipment .....................        BK         1,346        2.3%
Specialty Retail .........................        JE         1,344        2.3%
Beverages ................................        JG         1,228        2.1%
Real Estate Operations ...................        JS         1,196        2.1%
Construction Materials ...................        BD           950        1.7%

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                            Market       % of
                                              Industry      Value     Long-Term
                 Industry                   Abbreviation    (000s)   Investments
                 --------                   ------------   -------   -----------
Household Durables ......................        BW        $   880       1.5%
Electric Utilities ......................        J3            811       1.4%
Chemicals ...............................        BC            808       1.4%
Industrial Conglomerates ................        BL            782       1.4%
Computers & Peripherals .................        JX            674       1.2%
Multiline Retail ........................        JD            521       0.9%
Machinery ...............................        BM            471       0.8%
Air Freight & Couriers ..................        BP            402       0.7%
Commercial Services & Supplies ..........        BO            401       0.7%
Finance .................................        FB            382       0.7%
Gas Utilities ...........................        J4            353       0.6%
Health Care Equipment & Supplies ........        JL            346       0.6%
Communications Equipment ................        JW            324       0.6%
Paper & Forest Products .................        BG            307       0.5%
Aerospace & Defense .....................        BH            303       0.5%
Trading Companies & Distributors ........        BN            294       0.5%
Leisure Equipment & Products ............        BX            289       0.5%
Food & Drug Retailing ...................        JF            281       0.5%
Building Products .......................        BI            269       0.5%
Personal Products .......................        JK            264       0.5%
Hotels Restaurants & Leisure ............        BZ            254       0.4%
Household Products ......................        JJ            249       0.4%
Distributors ............................        JB            234       0.4%
Software ................................        JV            233       0.4%
Office Electronics ......................        JZ            210       0.4%
Biotechnology ...........................        JN            146       0.3%
Road & Rail .............................        BS            134       0.2%
Containers & Packaging ..................        BE            120       0.2%
Construction & Engineering ..............        BJ            111       0.2%
Airlines ................................        BQ             54       0.1%
                                                           -------     -----
                                                           $57,603     100.0%
                                                           =======     =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Overseas Equity Fund, (formerly John Hancock Global Balanced
Fund), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended June 30, 2004, the Fund had no bank borrowings.

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2004, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                    Principal Amount                        Unrealized
 Currency Sold    Covered by Contract   Expiration Month   Gain (Loss)
---------------   -------------------   ----------------   -----------
Canadian Dollar           345                August 04        $ (9)
Swiss Franc               100                August 04          (4)
Swiss Franc               410                August 04          (8)
Swiss Franc               518             September 04          --
Japanese Yen              190             September 04          (3)
                                                              ----
                                                               (24)

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $478, $2,241 and $1,032 which expire in 2009, 2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred approximately $37 in net realized currency losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending on December 31, 2004.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $100. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                        Between
                    $20 Million and   Excess Over
First $20 Million     $50 Million     $50 Million
-----------------   ---------------   -----------
      1.30%              1.15%           1.05%

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $24 to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $20.

     John Hancock has entered into a Sub-Advisory Agreement with Capital Guardian Trust Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D-INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $18,453           $7,995

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
  $40,215       $9,900         $(273)          $9,627

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

States of America. These differences primarily relate to certain securities sold at a loss, premium amortization and market discount accretion on debt securities and investments in passive foreign investment companies and foreign currency denominated investments. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--            $3,751          $9,627

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $1,620                   $--                  $1,086
2002            374                    --                      --

NOTE E--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                         For   Against   Abstain
                                                         ---   -------   -------
To approve, as to the Overseas Equity Fund, an            76%    18%        6%
   amendment to the current investment mangement agreement between the Trust and John Hancock to increase the fees paid by this Fund to John
   Hancock and to eliminate John Hancock's
   obligation to reimburse this Fund for certain operating expenses.

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Overseas Equity B Fund (FORMERLY INTERNATIONAL OPPORTUNITIES FUND)
Capital Guardian Trust Company                                   Management Team
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 0.04% underperforming its custom benchmark.
     Relative to Morningstar peers, the Fund has an average rating of 3 with an above average / average risk profile.

..    On May 1st, the Fund's name, investment strategy and sub-adviser were changed. Capital Guardian implemented an investment strategy for the Fund that is substantially the same as the investment strategy it now employs for the Overseas Equity Fund. Under that strategy, the Fund will invest primarily in foreign large and mid sized equities with modest emerging markets exposure.

..    Since May 1st, the Fund underperformed its benchmark partially due to the restructuring of the Fund to the new strategy, as well as unfavorable stock selection.

..    The manager employs a multiple portfolio manager system, with each portfolio managed by several portfolio managers and research analysts. The manager selects stocks using proprietary fundamental research. Fundamental research seeks to uncover companies that are undervalued and asset rich.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Vodafone AirTouch plc                                                    3.5%
AstraZeneca Group plc                                                    3.4%
Sanofi-Synthelabo SA                                                     2.7%
Mitsubishi                                                               2.4%
Novartis AG                                                              2.0%
BNP Paribas                                                              1.8%
Sumitomo                                                                 1.8%
Koninklijke                                                              1.7%
Nestle SA                                                                1.6%
Shell Transport & Trading Co. plc                                        1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Foreign Large Blend

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Above Average (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/
                                                          Overseas    Overview
                                                          Equity B   Equity B/4/
                                                            Fund      Benchmark
                                                          --------   -----------
YTD/3/                                                      0.04%        4.29%
1 Year                                                     23.50        32.72
3 Years                                                     0.63         5.30
5 Years                                                    -1.59         1.00
Since Inception (5/1/96)                                    2.36         3.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVERSIFICATION BY REGION AND COUNTRY/5/
(as of June 30, 2004)
                                                                           % of
                                                                          Assets
                                                                          ------
Europe (excluding U.K.)                                                    40.7%
Japan                                                                      24.7%
United Kingdom (U.K.)                                                      20.9%
Pacific Basin (excluding Japan)                                             7.2%
United States                                                               3.1%
Other                                                                       2.4%
Emerging Markets                                                              1%

DIVERSIFICATION BY REGION/6/
Developed Markets                                                            98%
Emerging Markets                                                              2%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 367 VL/VUL subaccounts and 570 VA subaccounts in the Morningstar Foreign Large Blend category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Overseas Equity benchmark represents the MSCI All Country World Ex US Index from May 1996 to April 2004 and now the MSCI EAFE from May 2004 to present.

/5/  Calculations based upon country in which security is traded (listed).

/6/  Calculations based upon country in which security is domiciled.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Overseas Equity B Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $9,615 of securities
   loaned (Note B)) ...............................................   $ 113,868
Net unrealized appreciation on investments ........................       5,299
Short-term investments at value ...................................      10,137
                                                                      ---------
      Total investments ...........................................     129,304
Foreign currency at value (cost $3,875) ...........................       3,834
Receivable for:
   Investments sold ...............................................         141
   Dividends ......................................................         129
   Foreign dividend tax withholding reclaim .......................          52
   Interest .......................................................           6
                                                                      ---------
Total assets ......................................................     133,466
                                                                      ---------

LIABILITIES
Payables for:
   Fund shares purchased ..........................................          63
   Collateral for securities on loan ..............................      10,137
   Foreign dividend tax withholding ...............................          11
   Accrued operating expenses .....................................          95
   Unrealized depreciation in forward currency contracts ..........          32
   Line of credit .................................................       1,141
                                                                      ---------
Total liabilities .................................................      11,479
                                                                      ---------
Net assets ........................................................   $ 121,987
                                                                      =========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) ....................................................      12,449
                                                                      ---------
Net asset value per share .........................................   $    9.80
                                                                      =========
Composition of net assets:
   Capital paid-in ................................................   $ 150,828
   Accumulated net realized loss on investments, futures
      and foreign currency transactions ...........................     (34,056)
   Undistributed net investment loss ..............................         (11)
   Net unrealized appreciation (depreciation) of:
      Investments .................................................       5,299
      Translation of assets and liabilities in foreign
         currencies ...............................................         (73)
                                                                      ---------
Net assets ........................................................   $ 121,987
                                                                      =========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Overseas Equity B Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $     16
   Dividends (net of foreign withholding tax of $218) ..............      1,525
Securities lending .................................................         34
                                                                       --------
Total investment income ............................................      1,575
                                                                       --------
EXPENSES
   Investment advisory fee .........................................        714
   Auditors fees ...................................................          8
   Custodian fees ..................................................        124
   Legal fees ......................................................          8
   Printing & mailing fees .........................................         21
   Trustees'  ......................................................          2
   Other fees ......................................................          2
                                                                       --------
Total expenses .....................................................        879
   Less expenses reimbursed ........................................        (24)
   Less custodian expense reduction offset by commission
      recapture arrangement (Note C) ...............................         (2)
                                                                       --------
Net expenses .......................................................        853
                                                                       --------
Net investment income ..............................................        722
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ..................................................     14,703
      Foreign currency transactions ................................        (80)
      Realized Thai Tax ............................................       (436)
   Change in unrealized appreciation (depreciation) on:
      Investments ..................................................    (14,962)
      Translation of assets and liabilities in foreign currencies ..         94
                                                                       --------
Net realized and unrealized gain ...................................       (681)
                                                                       --------
Net increase in net assets resulting from operations ...............   $     41
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Overseas Equity B Fund
(000's Omitted)

                                                                             Unaudited
                                                                             Six-Month
                                                                           Period Ended    Year Ended
                                                                             June 30,     December 31,
                                                                               2004           2003
                                                                           ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ...............................................     $    722       $     959
   Net realized gain (loss) ............................................       14,187          (5,089)
   Change in net unrealized appreciation (depreciation) ................      (14,868)         35,456
                                                                             --------       ---------
      Net increase in net assets resulting from operations .............           41          31,326
Distributions to shareholders from:
   Net investment income ...............................................         (733)         (1,556)
                                                                             --------       ---------
      Decrease in net assets resulting from distributions ..............         (733)         (1,556)
From fund share transactions:
   Proceeds from shares sold ...........................................       16,357         131,885
   Distributions reinvested ............................................          733           1,556
   Payment for shares redeemed .........................................      (20,376)       (124,524)
                                                                             --------       ---------
      Increase (decrease) in net assets from fund share transactions ...       (3,286)          8,917
                                                                             --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS ..................................       (3,978)         38,687

NET ASSETS
   Beginning of Period .................................................      125,965          87,278
                                                                             --------       ---------
   Period (including undistributed net investment loss of $(11) and
      $0, respectively) ................................................     $121,987       $ 125,965
                                                                             ========       =========
Analysis of fund share transactions:
   Sold ................................................................        1,617          16,865
   Reinvested ..........................................................           74             188
   Redeemed ............................................................       (2,029)        (15,816)
                                                                             --------       ---------
Net increase in fund shares outstanding ................................         (338)          1,237
                                                                             ========       =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                             Overseas Equity B Fund
                                                    -----------------------------------------------------------------------
                                                      Unaudited
                                                    Period Ended                       Year Ended December 31,
                                                      June 30,            -------------------------------------------------
                                                       2004(i)              2003          2002         2001         2000(c)
                                                    ------------          --------      -------      -------       --------
Net Assets Value at Beginning of Period .........     $   9.85            $   7.56      $  9.30      $ 11.85       $  15.17
Income from Investment Operations:
   Net Investment Income ........................         0.06                0.08         0.07         0.06           0.07
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) .............................        (0.05)               2.34        (1.75)       (2.53)         (2.57)
                                                      --------            --------      -------      -------       --------
   Total From Investment Operations .............         0.01                2.42        (1.68)       (2.47)         (2.50)
Less Distributions:
   Distribution from Net Investment Income ......        (0.06)              (0.13)       (0.06)       (0.05)         (0.06)
   Distribution from Net Realized Gains on
      Investments ...............................                                                                     (0.62)
   Distribution from Excess of Net Investment
      Income/ Gains .............................                                                                     (0.05)
   Distribution from Capital Paid-in ............                                                      (0.03)         (0.09)
                                                      --------            --------      -------      -------       --------
   Total Distributions ..........................        (0.06)              (0.13)       (0.06)       (0.08)         (0.82)
                                                      --------            --------      -------      -------       --------
Net Assets Value at End of Period ...............     $   9.80            $   9.85      $  7.56      $  9.30       $  11.85
                                                      ========            ========      =======      =======       ========
Total Investment Return(b) ......................         0.04%(f)           32.36%      (18.22)%     (20.93)%       (16.36)%(d)
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average
      Net Assets ................................         1.34%(e)(g)(h)      1.23%(e)     1.24%(e)      1.00%(e)      0.93%(e)
   Ratio of Net Investment Income to Average
      Net Assets ................................         1.13%(g)            0.95%        0.69%
   Portfolio Turnover Rate ......................        82.77%(f)           40.85%       78.14%(d)    33.31%         37.92%(d)
Net Assets End of Period (000s Omitted) .........     $121,987            $125,965      $87,278      $83,591       $120,034

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.

(d)  Excludes merger activity.

(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.38% for the period ending June 30, 2004, and 1.44%, 1.55%, 1.16%, and 1.09%, for the years ended
     December 31, 2003, 2002, 2001, and 2000, respectively.

(f)  Not annualized.

(g)  Annualized.

(h) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(i) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Co., during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK
Australia - 4.1%
   Amcor, Ltd. (BE) ........................................    51,000   $   247
   Australia & New Zealand Banking Group, Ltd. * (JP) ......    34,500       438
   Brambles Industries, Ltd. * (BO) ........................    64,800       270
   Broken Hill Proprietary Co., Ltd. * (BF) ................   151,819     1,322
   Foster's Brewing Group, Ltd. * (JG) .....................    67,200       221
   Insurance Australia Group (JR) ..........................    92,600       322
   National Australia Bank, Ltd. (JP) ......................    12,100       251
   Promina Group (JR) ......................................    93,300       259
   QBE Insurance Group, Ltd. * (JR) ........................    45,700       407
   Rinker Group (BD) .......................................    60,600       339
   Wesfarmers (BL) .........................................    18,600       380
   WMC Resources, Ltd. * (BF) ..............................    71,800       246
   Woolworth's, Ltd. * (JF) ................................    38,200       303
                                                                         -------
                                                                           5,005
Belgium - 0.1%
   UCB SA * (JO) ...........................................     2,500       117
Canada - 1.7%
   Abitibi Consolidated, Inc. * (BG) .......................    35,300       241
   Alcan Aluminum, Ltd. (BF) ...............................    13,402       552
   Bombardier, Inc. - Cl. B * (BH) .........................   144,600       433
   Great West Lifeco, Inc. (JR) ............................     8,400       302
   Inco, Ltd. * (BF) .......................................     3,700       127
   National Bank of Canada (JP) ............................     7,700       247
   Suncor Energy, Inc. (BB) ................................     8,000       203
                                                                         -------
                                                                           2,105
Denmark - 0.6%
   Novo Nordisk AS (JO) ....................................     9,280       478
   Tele Danmark AS (J1) ....................................     7,800       254
                                                                         -------
                                                                             732
Finland - 0.8%
   Nokia Oyj * (JW) ........................................    43,704       631
   UPM-Kymmene Corp. * (BG) ................................    19,400       370
                                                                         -------
                                                                           1,001
France - 9.8%
   Air Liquide * (BC) ......................................     6,050     1,002
   BNP Paribas * (JP) ......................................    35,102     2,162
   Bouygues SA * (J2) ......................................    36,600     1,227
   Carrefour SA * (JF) .....................................     6,800       330
   Essilor International (JL) ..............................     6,200       405
   Groupe Danone * (JH) ....................................    10,300       900
   L'Oreal SA * (JK) .......................................     7,064       565
   Renault (BV) ............................................     7,700       587
   Sanofi-Synthelabo SA * (JO) .............................    51,042     3,239
   Schneider SA * (BK) .....................................     3,765       257
   Societe Generale - Cl. A * (JP) .........................     4,422       376
   STMicroelectronics * (J0) ...............................    14,156       311
   Vivendi Universal SA * (JA) .............................    22,913   $   636
                                                                         -------
                                                                          11,997
Germany - 5.6%
   Allianz AG * (JR) .......................................     7,528       816
   Bayerische Motoren Werke AG * (BV) ......................    10,500       465
   Bayerische Vereinsbank AG * (JP) ........................    29,598       527
   DaimlerChrysler AG * (BV) ...............................    31,100     1,455
   Deutsche Bank AG * (JP) .................................     2,981       235
   Deutsche Boerse AG (JQ) .................................     9,200       468
   E.On AG (J3) ............................................     4,145       299
   Infineon Technologies AG * (J0) .........................    31,500       423
      Muenchener Rueckversicherungs-
         Gesellschaft AG * (JR) ............................     6,900       749
   SAP AG * (JV) ...........................................     2,780       461
   Siemens AG * (BK) .......................................     8,952       645
   Thyssen Krupp AG * (BF) .................................    14,100       241
                                                                         -------
                                                                           6,784
Hong Kong - 1.5%
   Cheung Kong Holdings, Ltd. * (JS) .......................    24,000       177
   Esprit Holdings, Ltd. (JE) ..............................    59,000       264
   Hang Lung Properties (JS) ...............................   279,000       360
   Hang Seng Bank, Ltd. * (JP) .............................    20,000       256
   Li & Fung, Ltd. * (JB) ..................................   350,000       512
   Swire Pacific, Ltd. - Cl. A * (JQ) ......................    34,000       220
                                                                         -------
                                                                           1,789
Italy - 1.1%
   ENI * (BB) ..............................................    43,472       864
   UniCredito Italiano SpA * (JP) ..........................    89,403       442
                                                                         -------
                                                                           1,306
Japan - 24.1%
   Acom Co., Ltd. (JQ) .....................................     3,700       240
   Advantest (J0) ..........................................     5,500       368
   Canon, Inc. * (JZ) ......................................     8,000       421
   Chudenko Corp. (BJ) .....................................    13,300       217
   Dai-Nippon Printng Co., Ltd. (BO) .......................    17,000       271
   Daiwa House Industry Co., Ltd. (BW) .....................    23,000       266
   East Japan Railway Co. (BS) .............................        50       280
   Fanuc, Ltd. * (BK) ......................................     8,100       482
   Furukawa Electric Co. (BK) ..............................    63,000       268
   Hirose Electric Co., Ltd. * (JY) ........................     4,800       526
   Honda Motor Co. * (BV) ..................................     7,400       356
   Hoya Corp. * (JY) .......................................     3,200       334
   Japan Airlines (BQ) .....................................    61,000       195
   Jusco Co., Ltd. * (JD) ..................................    30,000     1,202
   Kansai Electric Power Co., Inc. (J3) ....................    31,600       575
   Keyence Corp. (JY) ......................................     1,200       273
   Konica Corp. (BX) .......................................    39,000       537
   Kyocera Corp. * (JY) ....................................     4,400       373
   Millea Holdings, Inc. * (JR) ............................        79     1,170
   Mitsubishi Corp. (BN) ...................................    40,000       388

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK - Continued
Japan - Continued
   Mitsubishi Estate Co., Ltd. * (JS) ......................   108,000   $ 1,337
   Mitsubishi Heavy Industries, Ltd. * (BM) ................    66,000       179
   Mitsubishi Tokyo Finance (JP) ...........................       101       933
   Mitsui Fudosan Co., Ltd. * (JS) .........................    40,000       478
   Mitsui Marine & Fire Insurance Co., Ltd. * (JR) .........   122,000     1,144
   Mizuho Financial GB * (JP) ..............................        57       258
   Murata Manufacturing Co., Ltd. * (J0) ...................     5,900       336
   NEC Corp. * (JX) ........................................   227,000     1,594
   Nidec Corp. * (JY) ......................................     2,800       286
   Nikko Securities Co., Ltd. * (JQ) .......................    51,000       247
   Nikon Corp. (J0) ........................................    31,000       348
   Nintendo Corp., Ltd. (BW) ...............................     4,600       532
   Nissan Motor Acceptance Corp. (BV) ......................   126,400     1,402
   Nitto Denko Corp. * (BK) ................................     9,800       500
   Nomura Securities Co., Ltd. * (JQ) ......................    17,000       251
   Omron Corp. (JY) ........................................    10,000       234
   Ricoh Co., Ltd. (JZ) ....................................    14,000       297
   Rohm Co., Ltd. * (JY) ...................................     4,500       537
   Sankyo Co., Ltd. * (JO) .................................    26,000       562
   Sekisui House, Ltd. * (BW) ..............................    60,000       664
   Shionogi & Co., Ltd. * (JO) .............................    42,000       721
   SMC Corp. * (BM) ........................................     5,200       561
   Sumitomo Chemical Co. (BC) ..............................   105,000       489
   Sumitomo Forestry Co. (BW) ..............................    25,000       287
   Sumitomo Mitsui GR (JP) .................................       202     1,382
   Takeda Chemical Industries * (JO) .......................     9,200       403
   Tokyo Electron, Ltd. * (J0) .............................    17,900     1,002
   Tokyo Gas Co. (J4) ......................................   103,000       365
   Tostem Corp. (BI) .......................................    11,000       237
   Toyota Motor Corp. * (BV) ...............................    28,700     1,160
   UFJ Holdings, Inc. * (JP) ...............................       123       542
   Uni-Charm Corp. (JJ) ....................................     5,400       269
   Yamanouchi Pharmaceutical Co., Ltd. * (JO) ..............     7,200       242
   Yamato Transport Co., Ltd. (BP) .........................    31,000       505
   Yasuda F & M Insurance (JR) .............................    42,000       428
                                                                         -------
                                                                          29,454
Luxembourg - 0.2%
   Society Europeenne des Satellites (JA) ..................    26,900       228
Netherlands - 5.2%
   Heineken Holdings (JG) ..................................    14,125       414
   Heineken NV (JG) ........................................    41,050     1,351
   Koninklijke * (Royal) Philips Electronics NV (BW) .......    10,927       295
   Koninklijke KPN NV * (J1) ...............................   235,700     1,797
   Royal Dutch Petroleum Co. * (BB) ........................    33,120     1,702
   TNT Post Group NV (BP) ..................................    15,700       359
   VNU NV * (JA) ...........................................    13,354       388
                                                                         -------
                                                                           6,306
Norway - 1.4%
   Den Norske Bank (JP) ....................................    38,800   $   265
   Norsk Hydro ASA (BB) ....................................     6,300       409
   Norske Skogindustrier ASA - Cl. A * (BG) ................    13,400       239
   Statoil ASA * (BB) ......................................    60,000       762
                                                                         -------
                                                                           1,675
Singapore - 1.3%
   Singapore Telecommunications, Ltd. * (J1) ...............   807,000     1,055
   United Overseas Bank, Ltd. * (JP) .......................    31,072       242
   Venture Manufacturing, Ltd. * (JY) ......................    22,000       230
                                                                         -------
                                                                           1,527
South Africa - 0.2%
   Anglo American plc * (BF) ...............................    12,300       251
South Korea - 0.8%
   Samsung Electronics * (J0) ..............................     2,310       954
Spain - 3.1%
   Banco Bilbao Vizcaya SA * (JP) ..........................   133,900     1,791
   Iberdrola SA (J3) .......................................     1,800        38
   Inditex (JE) ............................................    46,400     1,066
   Telefonica SA * (J1) ....................................    59,409       879
                                                                         -------
                                                                           3,774
Sweden - 0.7%
   ForeningsSparbanken AB * (JP) ...........................    30,600       585
   Scania AB - Ser. B (BM) .................................     8,100       276
                                                                         -------
                                                                             861
Switzerland - 10.9%
   ABB, Ltd. (BK) ..........................................    62,913       344
   Adecco SA * (BO) ........................................     5,000       249
   Credit Suisse Group * (JP) ..............................     7,151       254
   Holcim * (BD) ...........................................    27,657     1,504
   Nestle SA * (JH) ........................................     7,305     1,949
   Novartis AG (JO) ........................................    53,600     2,366
   Richemont (JE) ..........................................    56,000     1,463
   Roche Holdings AG * (JO) ................................     4,608       456
   Serono SA (JN) ..........................................       525       331
   Swiss Reinsurance Co. * (JR) ............................    25,300     1,644
   Swisscom AG * (J1) ......................................     4,200     1,389
   Syngenta AG (BC) ........................................     3,500       294
   Synthes, Inc. * (JL) ....................................     2,300       262
   UBS AG * (JP) ...........................................    11,516       812
                                                                         -------
                                                                          13,317
United Kingdom - 20.4%
   ARM Holdings plc (J0) ...................................   112,500       245
   AstraZeneca Group plc * (JO) ............................    89,358     4,008
   Barclays (JP) ...........................................    25,900       221
   BG Group plc * (BB) .....................................   288,600     1,778
   British Aerospace plc (BH) ..............................    66,700       265

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                                         Market
                  Name of Issuer                              Shares      Value
                  --------------                            ---------   --------
                                                                         (000's)
COMMON STOCK - Continued
United Kingdom - Continued
   Centrica plc (J4) ....................................     130,000   $    529
   CRH (BD) .............................................      23,900        507
   Diageo plc * (JG) ....................................      56,137        757
   HBOS * (JP) ..........................................      73,100        904
   HSBC Holdings plc (JP) ...............................      85,100      1,265
   Johnston Press (JA) ..................................      11,600        119
   Lloyds TSB Group plc (JP) ............................      32,500        254
   National Grid Group * (J3) ...........................     103,800        801
   Reckitt Benckiser * (JJ) .............................       9,700        274
   Reed International plc (JA) ..........................     114,061      1,108
   Rio Tinto plc * (BF) .................................      16,151        388
   Royal Bank of Scotland Group * (JP) ..................      60,802      1,750
   Shell Transport & Trading Co. plc * (BB) .............     253,411      1,858
   Smiths Group (BL) ....................................      70,900        960
   Standard Chartered plc * (JP) ........................      48,100        783
   Unilever plc * (JH) ..................................     133,848      1,313
   Vodafone AirTouch plc (J2) ...........................   1,899,744      4,159
   Wolseley (BN) ........................................      16,800        260
   Xstrata (BF) .........................................      31,900        426
                                                                        --------
                                                                          24,932
United States - 3.0%
   America Movil SA de CV - ADR Ser. L (J2) .............      13,400        487
   Companhia Vale do Rio Doce - ADR (BF) ................       7,169        280
   Inco, Ltd. * (BF) ....................................      12,600        436
   Taiwan Semiconductor Manufacturing Co., Ltd. -
      ADR * (J0) ........................................      75,297        626
   Telefonica SA * (J1) .................................       6,725        300
   The Thomson Corp. * (JA) .............................      37,300      1,248
   Yukos Corp. - ADR * (BL) .............................       9,383        298
                                                                        --------
                                                                           3,675
                                                                        --------
   TOTAL COMMON STOCK - (Cost $112,435) .................        96.6%   117,790
PREFERRED STOCK
Australia - 0.2%
   News Corp., Ltd. (JA) ................................      36,349        297
                                                                        --------
           TOTAL PREFERRED STOCK- (Cost $275) 0.2%                           297

                                                            Par         Market
                                                           Value         Value
                                                        -----------    --------
                                                          (000's)        (000's)
PUBLICLY-TRADED BONDS
Supra National - 0.6%
   SMFG Finance - Bonds (FB) 2.25% due07/11/05 ......   $33,000,000         726
Switzerland - 0.3%
   Credit Suisse - Bonds (JP) 6.0% due12/23/05 ......   $   334,000    $    354
                                                                       --------
                         TOTAL PUBLICLY-TRADED BONDS-
                                        (Cost $1,158)           0.9%      1,080
                                                        -----------    --------
                         TOTAL LONG-TERM INVESTMENTS-
                                      (Cost $113,868)          97.7%    119,167
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 8.3%
   State Street Navigator Securities Lending
      Portfolio .....................................        10,137      10,137
                                                        -----------    --------
                   TOTAL INVESTMENTS- (Cost $124,005)         106.0%    129,304
                 Payables, less cash and receivables-          (6.0)%    (7,317)
                                                        -----------    --------
                                          NET ASSETS-         100.0%   $121,987
                                                        ===========    ========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                            Market       % of
                                              Industry      Value     Long-Term
                 Industry                   Abbreviation    (000s)   Investments
                 --------                   ------------   -------   -----------
Banks ...................................        JP        $17,530      14.7%
Pharmaceuticals .........................        JO         12,592      10.6%
Oil & Gas ...............................        BB          7,576       6.4%
Insurance ...............................        JR          7,242       6.1%
Wireless Telecommunications Services ....        J2          5,873       4.9%
Diversified Telecommunication Services ..        J1          5,674       4.8%
Automobiles .............................        BV          5,425       4.6%
Semiconductor Equipment & Products ......        J0          4,612       3.9%
Metals & Mining .........................        BF          4,269       3.6%
Food Products ...........................        JH          4,161       3.5%
Media ...................................        JA          4,025       3.4%
Electronic Equipment & Instruments ......        JY          2,794       2.3%
Specialty Retail ........................        JE          2,793       2.3%
Beverages ...............................        JG          2,742       2.3%
Electrical Equipment ....................        BK          2,497       2.1%
Real Estate Operations ..................        JS          2,352       2.0%
Construction Materials ..................        BD          2,350       2.0%
Household Durables ......................        BW          2,044       1.7%
Chemicals ...............................        BC          1,784       1.5%
Electric Utilities ......................        J3          1,713       1.4%

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY B FUND

                                                           Market        % of
                                             Industry       Value     Long-Term
               Industry                    Abbreviation    (000s)    Investments
               --------                    ------------   --------   -----------
Industrial Conglomerates ...............        BL        $  1,638        1.4%
Computers & Peripherals ................        JX           1,594        1.3%
Diversified Financials .................        JQ           1,426        1.2%
Multiline Retail .......................        JD           1,202        1.0%
Machinery ..............................        BM           1,015        0.8%
Gas Utilities ..........................        J4             894        0.7%
Air Freight & Couriers .................        BP             864        0.7%
Paper & Forest Products ................        BG             849        0.7%
Commercial Services & Supplies .........        BO             790        0.7%
Finance ................................        FB             726        0.6%
Office Electronics .....................        JZ             718        0.6%
Aerospace & Defense ....................        BH             699        0.6%
Health Care Equipment & Supplies .......        JL             667        0.6%
Trading Companies & Distributors .......        BN             648        0.5%
Food & Drug Retailing ..................        JF             633        0.5%
Communications Equipment ...............        JW             631        0.5%
Personal Products ......................        JK             565        0.5%
Household Products .....................        JJ             543        0.5%
Leisure Equipment & Products ...........        BX             537        0.4%
Distributors ...........................        JB             512        0.4%
Software ...............................        JV             461        0.4%
Biotechnology ..........................        JN             331        0.3%
Road & Rail ............................        BS             280        0.2%
Containers & Packaging .................        BE             247        0.2%
Building Products ......................        BI             237        0.2%
Construction & Engineering .............        BJ             217        0.2%
Airlines ...............................        BQ             195        0.2%
                                                          --------      -----
                                                          $119,167      100.0%
                                                          ========      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Overseas Equity B, (formerly John Hancock International Opportunities Fund), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
                                                                      $303,014
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
          $2,050                   1.58%                $1

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $9,615                   $10,137

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     As of June 30, 2004, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                                           Unrealized
                  Principal Amount                        Appreciation/
                Covered by Contract   Expiration Month   (Depreciation)
                -------------------   ----------------   --------------
Currency Sold
Swiss Franc              220               August 04          $ (8)
Swiss Franc              898               August 04           (18)
Swiss Franc            1,106            September 04            --
Japanese Yen             405            September 04          $ (6)
                                                              ----
                                                              $(32)
                                                              ====

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $266, $2,070, $2,540, $9,656, $12,511 and $11,857 which expire in 2006,
2007, 2008, 2009, 2010 and 2011, respectively.

     Certain of the above losses may be limited under sections 382 - 384 of the Internal Revenue Code, as amended.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $218. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual bais of the Fund's net assets:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

                        Between
                    $20 Million and   Excess Over
First $20 Million     $50 Million     $50 Million
-----------------   ---------------   -----------
      1.30%              1.15%           1.05%

     For the period from January 1, 2004 to April 30, 2004, John Hancock and JVLICO agreed to reimburse the Fund for normal operating expenses, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses that exceed 0.10% of the Fund's daily net asset value. Accordingly, for the period from January 1, 2004 to April 30, 2004 the Fund was reimbursed $24 by John Hancock and JVLICO. On March 18, 2004, the Fund's Shareholders approved the removal of John Hancock and JVLICO's respective obligations to reimburse the Fund for excess operating expenses effective May 1, 2004.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $2.

     As of April 30, 2004, John Hancock has entered into a Sub-Advisory Agreement with Capital Guardian Trust Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $102,826         $107,226

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $131,494      $13,496        $(2,579)          $10,917

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and sales of certain foreign currency denominated debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--              $--          $38,900          $10,917

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $1,514                   $-                    $42
2002            592                    -                      -

NOTE E--COMBINATION

     On August 20, 2002, the Board of Trustees of the John Hancock Variable Series Trust I, including all of its independent Trustees, approved an amended plan to combine the International Opportunities B Fund. ("Acquired Fund") into the International Opportunities Fund ("Acquiring Fund").

The amended plan does not require a shareholder vote to approve the combination, in compliance with recent changes to rules of the SEC, because (a) the fundamental investment restrictions of the Acquiring Fund are substantially identical to the fundamental investment restrictions of the Acquired Fund, (b) there are no material differences between the investment management agreements (and sub-investment management agreements) of the Acquired Fund and the Acquiring Fund, and (c) the Board of Trustees includes a majority of independent Trustees who were elected by shareholders of the Acquired Fund. The combination of the Acquired Fund into the Acquiring Fund took place at the close of business on September 13, 2002.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION--Continued

     This combination provided for the transfer of substantially all of the assets and liabilities of the target fund to the acquiring fund in exchange solely for the fund shares of the acquiring fund. This acquisition was accounted for as taxfree exchange as follows:

                          Trust Shares                   Target Fund    Acquiring Fund       Acquiring Fund
     Acquiring Fund         Issued by     Target Fund    Unrealized    Net Assets Prior   Aggregate Net Assets
    vs. Target Fund      Acquiring Fund    Net Assets   Depreciation    to Combination      After Combination
----------------------   --------------   -----------   ------------   ----------------   --------------------
VST International
Opportunities vs. VST
International Opportu-
nites B (formerly,
International Equity)        3,278          $24,706       $(5,332)          $71,914              $96,620

NOTE F--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

                                                                            For   Against   Abstain
                                                                            ---   -------   -------
To approve, as to the Overseas Equity B Fund, an amendment to the current   89%      6%        5%
   investment mangement agreement between the Trust and John Hancock to eliminate John Hancock's obligation to reimburse this Fund for certain operating expenses.

                                                          Inception: May 1, 1998
--------------------------------------------------------------------------------
Overseas Equity C Fund (FORMERLY EMERGING MARKETS EQUITY FUND)
Capital Guardian Trust Company                                   Management Team
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 8.68% outperforming its custom benchmark.
     Relative to Morningstar peers, the Fund has an above average rating of 5 with an average risk profile.

..    On May 1st, the Fund's name, investment strategy and sub-adviser were changed. Capital Guardian implemented an investment strategy for the Fund that is substantially the same as the investment strategy it now employs for the Overseas Equity Fund. Under that strategy, the Fund will invest primarily in foreign large and mid sized equities with modest emerging market equity exposure.

..    Since May 1st, the Fund underperformed its benchmark partially due to the restructuring of the Fund to the new strategy, as well as unfavorable stock selection.

..    The manager employs a multiple portfolio manager system, with each portfolio managed by several portfolio managers and research analysts. The manager selects stocks using proprietary fundamental research. Fundamental research seeks to uncover companies that are undervalued and asset rich.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Vodafone AirTouch plc                                                      3.5%
AstraZeneca Group plc                                                      3.4%
Sanofi-Synthelabo SA                                                       2.7%
Mitsubishi                                                                 2.5%
Royal Dutch Petroleum Co.                                                  2.3%
Novartis AG                                                                2.0%
Sumitomo                                                                   1.8%
BNP Paribas                                                                1.8%
Koninklijke                                                                1.7%
Nestle SA                                                                  1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                               Overseas Equity   Overseas Equity
                                                    C Fund        C Benchmark/4/
                                               ---------------   ---------------
YTD/3/                                               8.68%             3.43%
1 Year                                              48.52             39.17
3 Years                                             16.51             14.67
5 Years                                              5.11              4.14
Since Inception (5/1/98)                             2.77              3.25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Diversified Emerging Markets

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    ***** (VL/VUL)
..    ***** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVERSIFICATION BY REGION AND COUNTRY/5/
(as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Europe                                                                       63%
Asia                                                                       28.1%
Other                                                                       6.2%
United States                                                               2.9%
DIVERSIFICATION BY REGION/6/
Developed Markets                                                            97%
Emerging Markets                                                              3%

     Returns reflect extra-ordinary capital contribution of $445,000 in June
     1999.

     On May 31, MSCI implemented the final phase of its enhanced methodology which shifts to a weighting system based on freely floated or publicly available shares, rather than just market capitalization. South Africa and South Korea market weight increased the most while Mexico, India and Malaysia declined the most.

/1/ Source: MorningStar, Inc. Data as of 6/30/04. Data reviewed by Morningstar reflects the Fund's previous investment strategy. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 130 VL/VUL subaccounts and 236 VA subaccounts in the Morningstar Diversified Emerging Markets category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized

/4/ The Overseas Equity benchmark represents the MSCI Emerging Markets Index from May 1998 to April 2004 and then the MSCI EAFE Index from May 2004 to present.

/5/  Calculations based upon country in which security is traded (listed).

/6/  Calculations based upon country in which security is domiciled.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Overseas Equity C Fund
(000's Omitted)

ASSETS
Long term investments at cost .......................................   $68,770
Net unrealized appreciation of investments ..........................        84
Short-term investments at value .....................................     1,377
                                                                        -------
   Total investments ................................................    70,231
Foreign currency at value (cost $1,400) .............................     1,376
Receivable for:
   Investments sold .................................................        50
   Interest .........................................................         3
   Dividends ........................................................        85
   Foreign dividend tax withholding reclaim .........................         8
                                                                        -------
Total assets ........................................................    71,753
                                                                        -------
LIABILITIES
Payables for:
   Investments purchased ............................................        24
   Foreign dividend tax withholding .................................         6
   Unrealized depreciation in forward currency contracts ............        19
   Accrued operating expenses .......................................       105
                                                                        -------
Total liabilities ...................................................       154
                                                                        -------
Net assets ..........................................................   $71,599
                                                                        =======
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ...     7,432
                                                                        -------
Net asset value per share ...........................................   $  9.63
                                                                        =======
Composition of net assets:
   Capital paid-in ..................................................   $67,076
   Accumulated net realized gain on investment, and foreign
      currency transactions .........................................     4,642
   Undistributed net investment loss ................................      (160)
   Net unrealized appreciation (depreciation) of:
      Investments ...................................................        84
      Translation of assets and liabilities in foreign currencies ...       (43)
                                                                        -------
Net assets ..........................................................   $71,599
                                                                        =======

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Overseas Equity C Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $     29
   Dividends (net of foreign withholding tax of $101) ..............        835
                                                                       --------
Total investment income ............................................        864
                                                                       --------
EXPENSES
   Investment advisory fee .........................................        498
   Auditors fees ...................................................          4
   Custodian fees ..................................................        171
   Legal fees ......................................................          4
   Printing & mailing fees .........................................         11
   Trustees' fees ..................................................          1
   Other fees ......................................................          3
                                                                       --------
Total expenses .....................................................        692
   Less expenses reimbursed ........................................        (65)
   Less custodian expense reduction offset by commission recapture
      arrangement (Note C) .........................................        (49)
                                                                       --------
Net expenses .......................................................        578
                                                                       --------
Net investment income ..............................................        286
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments ..................................................     23,024
      Realized Thai Tax ............................................       (308)
      Foreign currency transactions ................................     (1,698)
   Change in unrealized appreciation (depreciation) on:
      Investments ..................................................    (16,060)
      Translation of assets and liabilities in foreign currencies ..        260
                                                                       --------
Net realized and unrealized gain ...................................      5,218
                                                                       --------
Net increase in net assets resulting from operations ...............   $  5,504
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Overseas Equity C Fund
(000's Omitted)

                                                                       Unaudited
                                                                       Six-Month
                                                                      Period Ended    Year Ended
                                                                        June 30,     December 31,
                                                                          2004           2003
                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income ..........................................     $    286       $    565
   Net realized gain ..............................................       21,018          2,779
   Change in net unrealized appreciation (depreciation) ...........      (15,800)        18,113
                                                                        --------       --------
      Net increase in net assets resulting from operations ........        5,504         21,457
Distributions to shareholders from:
   Net investment income ..........................................         (312)          (803)
   Realized gains .................................................                      (2,285)
                                                                        --------       --------
      Decrease in net assets resulting from distributions .........         (312)        (3,088)
From fund share transactions:
   Proceeds from shares sold ......................................       16,232         82,919
   Distributions reinvested .......................................          312          3,088
   Payment for shares redeemed ....................................      (14,810)       (74,209)
                                                                        --------       --------
      Increase in net assets from fund share transactions .........        1,734         11,798
                                                                        --------       --------
NET INCREASE IN NET ASSETS ........................................        6,926         30,167

NET ASSETS
   Beginning of Period ............................................       64,673         34,506
                                                                        --------       --------
   End of Period (including undistributed net investment loss of
      $(160) and $(134), respectively) ............................     $ 71,599       $ 64,673
                                                                        ========       ========
Analysis of fund share transactions:
   Sold ...........................................................        1,690         12,330
   Reinvested .....................................................           33            376
   Redeemed .......................................................       (1,554)       (11,202)
                                                                        --------       --------
Net increase in fund shares outstanding ...........................          169          1,504
                                                                        ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                   Overseas Equity C Fund
                                                             -----------------------------------------------------------------
                                                               Unaudited
                                                             Period Ended                   Year Ended December 31,
                                                               June 30,         ----------------------------------------------
                                                                2004(g)           2003         2002         2001        2000
                                                             ------------       -------      -------      -------      -------
Net Assets Value at Beginning of Period ..................   $  8.90            $  5.99      $  6.44      $  6.70      $ 12.26
Income from Investment Operations:
   Net Investment Income (Loss) ..........................      0.04               0.09         0.02         0.05        (0.02)
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ......................................      0.73               3.27        (0.45)       (0.29)       (4.91)
                                                             -------            -------      -------      -------      -------
   Total From Investment Operations ......................      0.77               3.36        (0.43)       (0.24)       (4.93)
Less Distributions:
   Distribution from Net Investment Income ...............     (0.04)             (0.12)       (0.02)
   Distribution from Net Realized Gains on Investments ...                        (0.33)                                 (0.62)
   Distribution from Capital Paid-in .....................                                                  (0.02)       (0.01)
                                                             -------            -------      -------      -------      -------
   Total Distributions ...................................     (0.04)             (0.45)       (0.02)       (0.02)       (0.63)
   Capital Contributions .................................
                                                             -------            -------      -------      -------      -------
Net Assets Value at End of Period ........................   $  9.63            $  8.90      $  5.99      $  6.44      $  6.70
                                                             =======            =======      =======      =======      =======
Total Investment Return(b) ...............................      8.68%(e)          56.90%       (6.73)%      (3.63)%     (40.11)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ......      1.74%(c)(d)(f)     1.60%(d)     1.60%(d)     1.40%(d)     1.32%(d)
   Ratio of Net Investment Income (Loss) to Average
      Net Assets .........................................      0.79%(f)           1.28%        0.27%        0.77%       (0.28)%
   Portfolio Turnover Rate ...............................    155.96%(e)          92.85%       88.40%      120.72%      103.90%
Net Assets End of Period (000s Omitted) ..................   $71,599            $64,673      $34,506      $28,956      $31,010

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.92% for the period ending June 30, 2004, and 2.24%, 3.45%, 4.02%, and 2.49%, for the years ended
     December 31, 2003, 2002, 2001, and 2000, respectively.

(e)  Not annualized.

(f)  Annualized.

(g) The fund entered into a new sub-advisory agreement with Capital Guardian Trust Co. during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY C FUND

                                                                          Market
                    Name of Issuer                             Shares     Value
                    --------------                             -------   -------
                                                                         (000's)
COMMON STOCK
Australia - 3.8%
   Amcor, Ltd. (BE) ........................................    28,400    $  138
   Australia & New Zealand Banking Group, Ltd. * (JP) ......    17,200       219
   Brambles Industries, Ltd. * (BO) ........................    37,200       155
   Broken Hill Proprietary Co., Ltd. * (BF) ................    70,100       611
   Foster's Brewing Group, Ltd. * (JG) .....................    34,500       113
   Insurance Australia Group (JR) ..........................    51,500       179
   National Australia Bank, Ltd. (JP) ......................     7,000       145
   Promina Group (JR) ......................................    58,800       163
   QBE Insurance Group, Ltd. * (JR) ........................    25,000       222
   Rinker Group (BD) .......................................    41,966       235
   Wesfarmers (BL) .........................................     9,500       194
   WMC Resources, Ltd. * (BF) ..............................    44,900       154
   Woolworth's, Ltd. * (JF) ................................    21,200       168
                                                                          ------
                                                                           2,696
Belgium - 0.1%
   UCB SA * (JO) ...........................................     1,000        47
Canada - 1.6%
   Abitibi Consolidated, Inc. * (BG) .......................    21,800       149
   Alcan Aluminum, Ltd. (BF) ...............................     7,500       309
   Bombardier, Inc. - Cl. B * (BH) .........................    80,800       242
   Great West Lifeco, Inc. (JR) ............................     4,900       176
   National Bank of Canada (JP) ............................     4,700       151
   Suncor Energy, Inc. (BB) ................................     3,900        99
                                                                          ------
                                                                           1,126
Denmark - 0.6%
   Novo Nordisk AS (JO) ....................................     5,300       273
   Tele Danmark AS (J1) ....................................     4,400       143
                                                                          ------
                                                                             416
Finland - 0.7%
   Nokia Oyj * (JW) ........................................    21,500       310
   UPM-Kymmene Corp. * (BG) ................................    11,900       227
                                                                          ------
                                                                             537
France - 10.5%
   Accor SA (BZ) ...........................................     6,200       262
   Air Liquide * (BC) ......................................     3,740       619
   BNP Paribas * (JP) ......................................    19,900     1,226
   Bouygues SA * (J2) ......................................    23,300       781
   Carrefour SA * (JF) .....................................     4,000       194
   Essilor International (JL) ..............................     3,900       255
   Groupe Danone * (JH) ....................................     6,000       524
   L'Oreal SA * (JK) .......................................     4,100       328
   Renault (BV) ............................................     4,300       328
   Sanofi-Synthelabo SA * (JO) .............................    29,800     1,891
   Schneider SA * (BK) .....................................     5,400       369
   Societe Generale - Cl. A * (JP) .........................     2,600       221
   STMicroelectronics * (J0) ...............................     8,200       180
   Vivendi Universal SA * (JA) .............................    12,300       342
                                                                          ------
                                                                           7,520
Germany - 5.5%
   Allianz AG * (JR) .......................................     4,500    $  488
   Bayerische Motoren Werke AG * (BV) ......................     6,100       270
   Bayerische Vereinsbank AG * (JP) ........................    18,700       333
   DaimlerChrysler AG * (BV) ...............................    17,700       828
   Deutsche Bank AG * (JP) .................................     1,300       102
   Deutsche Boerse AG (JQ) .................................     5,380       274
   E.On AG (J3) ............................................     2,900       210
   Infineon Technologies AG * (J0) .........................    20,100       270
   Muenchener Rueckversicherungs-Gesellschaft AG * (JR) ....     4,300       467
   SAP AG * (JV) ...........................................     1,400       232
   Siemens AG * (BK) .......................................     4,600       331
   Thyssen Krupp AG * (BF) .................................     6,700       114
                                                                          ------
                                                                           3,919
Hong Kong - 1.8%
   Cheung Kong Holdings, Ltd. * (JS) .......................    15,000       111
   Esprit Holdings, Ltd. (JE) ..............................    35,000       157
   Hang Lung Properties (JS) ...............................   168,000       216
   Hang Seng Bank, Ltd. * (JP) .............................    14,300       183
   Huaneng Power International * (J3) ......................   158,000       141
   Li & Fung, Ltd. * (JB) ..................................   208,000       304
   Swire Pacific, Ltd. - Cl. A * (JQ) ......................    22,000       142
                                                                          ------
                                                                           1,254
Italy - 1.0%
   ENI * (BB) ..............................................    25,100       499
   UniCredito Italiano SpA * (JP) ..........................    51,200       253
                                                                          ------
                                                                             752
Japan - 23.4%
   Acom Co., Ltd. (JQ) .....................................     2,400       156
   Advantest (J0) ..........................................     3,800       254
   Canon, Inc. * (JZ) ......................................     4,000       210
   Chudenko Corp. (BJ) .....................................     7,300       119
   Dai-Nippon Printng Co., Ltd. (BO) .......................    11,000       175
   Daiwa House Industry Co., Ltd. (BW) .....................    13,000       150
   East Japan Railway Co. (BS) .............................        30       168
   Fanuc, Ltd. * (BK) ......................................     4,700       280
   Furukawa Electric Co. (BK) ..............................    37,000       158
   Hirose Electric Co., Ltd. * (JY) ........................     2,500       274
   Honda Motor Co. * (BV) ..................................     4,500       216
   Hoya Corp. * (JY) .......................................     1,900       198
   Japan Airlines (BQ) .....................................    39,000       124
   Jusco Co., Ltd. * (JD) ..................................    18,000       721
   Kansai Electric Power Co., Inc. (J3) ....................    18,600       338
   Keyence Corp. (JY) ......................................       700       159
   Konica Corp. (BX) .......................................    25,000       344
   Kyocera Corp. * (JY) ....................................     2,600       220
   Millea Holdings, Inc. * (JR) ............................        43       637
   Mitsubishi Corp. (BN) ...................................    22,000       213

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY C FUND

                                                                          Market
                    Name of Issuer                             Shares     Value
                    --------------                             -------   -------
                                                                         (000's)
COMMON STOCK - Continued
Japan - Continued
   Mitsubishi Estate Co., Ltd. * (JS) ......................    66,000   $   817
   Mitsubishi Heavy Industries, Ltd. * (BM) ................    42,000       114
   Mitsubishi Tokyo Finance (JP) ...........................        56       517
   Mitsui Fudosan Co., Ltd. * (JS) .........................    19,000       227
   Mitsui Marine & Fire Insurance Co., Ltd. * (JR) .........    64,000       600
   Mizuho Financial GB * (JP) ..............................        38       172
   Murata Manufacturing Co., Ltd. * (J0) ...................     3,100       176
   NEC Corp. * (JX) ........................................   109,000       766
   Nidec Corp. * (JY) ......................................     1,500       153
   Nikko Securities Co., Ltd. * (JQ) .......................    21,000       102
   Nikon Corp. (J0) ........................................    16,000       180
   Nintendo Corp., Ltd. (BW) ...............................     3,000       347
   Nissan Motor Acceptance Corp. (BV) ......................    71,000       788
   Nitto Denko Corp. * (BK) ................................     4,500       230
   Nomura Securities Co., Ltd. * (JQ) ......................    10,000       148
   Omron Corp. (JY) ........................................     7,000       164
   Rohm Co., Ltd. * (JY) ...................................     2,500       299
   Sankyo Co., Ltd. * (JO) .................................    12,000       260
   Sekisui House, Ltd. * (BW) ..............................    34,000       377
   Shionogi & Co., Ltd. * (JO) .............................    23,000       395
   SMC Corp. * (BM) ........................................     3,300       356
   Sumitomo Chemical Co. (BC) ..............................    64,000       298
   Sumitomo Forestry Co. (BW) ..............................    14,000       161
   Sumitomo Mitsui GR (JP) .................................       122       835
   Takeda Chemical Industries * (JO) .......................     6,100       267
   Tokyo Electron, Ltd. * (J0) .............................    10,700       599
   Tokyo Gas Co. (J4) ......................................    49,000       173
   Tostem Corp. (BI) .......................................     9,000       194
   Toyota Motor Corp. * (BV) ...............................    16,800       679
   UFJ Holdings, Inc. * (JP) ...............................        79       348
   Uni-Charm Corp. (JJ) ....................................     3,200       159
   Yamanouchi Pharmaceutical Co., Ltd. * (JO) ..............     4,000       134
   Yamato Transport Co., Ltd. (BP) .........................    20,000       326
   Yasuda F & M Insurance (JR) .............................    24,000       245
                                                                         -------
                                                                          16,720
Luxembourg - 0.2%
   Society Europeenne des Satellites (JA) ..................    14,000       119
Netherlands - 5.8%
   Heineken Holdings (JG) ..................................     4,825       142
   Heineken NV (JG) ........................................    24,575       809
   Koninklijke * (Royal) Philips Electronics NV (BW) .......     5,600       151
   Koninklijke KPN NV * (J1) ...............................   135,400     1,032
   Royal Dutch Petroleum Co. * (BB) ........................    31,200     1,603
   TNT Post Group NV (BP) ..................................     9,500       217
   VNU NV * (JA) ...........................................     7,800       227
                                                                         -------
                                                                           4,181
Norway - 1.1%
   Den Norske Bank (JP) ....................................    22,400       153
   Norsk Hydro ASA (BB) ....................................     2,700   $   175
   Norske Skogindustrier ASA - Cl. A * (BG) ................     8,000       143
   Statoil ASA * (BB) ......................................    26,000       330
                                                                         -------
                                                                             801
Singapore - 1.2%
   Singapore Telecommunications, Ltd. * (J1) ...............   442,000       578
   United Overseas Bank, Ltd. * (JP) .......................    21,000       163
   Venture Manufacturing, Ltd. * (JY) ......................    13,000       136
                                                                         -------
                                                                             877
South Korea - 0.7%
   Samsung Electronics * (J0) ..............................     1,200       495
Spain - 3.2%
   Banco Bilbao Vizcaya SA * (JP) ..........................    78,700     1,053
   Iberdrola SA (J3) .......................................     1,000        21
   Inditex (JE) ............................................    25,700       590
   Telefonica SA * (J1) ....................................    43,700       647
                                                                         -------
                                                                           2,311
Sweden - 4.0%
   AstraZeneca Group plc (JO) ..............................    52,000     2,363
   ForeningsSparbanken AB * (JP) ...........................    18,300       350
   Scania AB - Ser. B (BM) .................................     4,700       160
                                                                         -------
                                                                           2,873
Switzerland - 10.7%
   ABB, Ltd. (BK) ..........................................    33,436       183
   Adecco SA * (BO) ........................................     3,193       159
   Credit Suisse Group * (JP) ..............................     2,172        77
   Holcim * (BD) ...........................................    15,169       825
   Nestle SA * (JH) ........................................     4,420     1,179
   Novartis AG (JO) ........................................    31,505     1,391
   Richemont (JE) ..........................................    33,529       876
   Roche Holdings AG * (JO) ................................     2,383       236
   Serono SA (JN) ..........................................       313       197
   Swiss Reinsurance Co. * (JR) ............................    14,838       964
   Swisscom AG * (J1) ......................................     2,430       804
   Syngenta AG (BC) ........................................     1,987       167
   Synthes, Inc. * (JL) ....................................     1,620       185
   UBS AG * (JP) ...........................................     5,822       410
                                                                         -------
                                                                           7,653
United Kingdom - 16.6%
   Anglo American plc (BF) .................................     7,200       147
   ARM Holdings plc (J0) ...................................    74,500       162
   Barclays (JP) ...........................................    15,200       130
   BG Group plc * (BB) .....................................   176,900     1,090
   British Aerospace plc (BH) ..............................    38,800       154
   Centrica plc (J4) .......................................    65,200       265
   CRH (BD) ................................................    14,100       299
   Diageo plc * (JG) .......................................    31,700       427

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY C FUND

                                                                         Market
                   Name of Issuer                             Shares      Value
                   --------------                          -----------   -------
                                                                         (000's)
COMMON STOCK - Continued
United Kingdom - Continued
   HBOS * (JP) .........................................        43,300   $   536
   HSBC Holdings plc (JP) ..............................        54,000       803
   Johnston Press (JA) .................................         7,200        74
   Lloyds TSB Group plc (JP) ...........................        18,800       147
   National Grid Group * (J3) ..........................        52,900       408
   Reckitt Benckiser * (JJ) ............................         5,300       150
   Reed International plc (JA) .........................        59,600       579
   Rio Tinto plc * (BF) ................................         9,400       226
   Royal Bank of Scotland Group * (JP) .................        40,400     1,163
   Shell Transport & Trading Co. plc * (BB) ............        62,800       461
   Smiths Group (BL) ...................................        37,700       510
   Standard Chartered plc * (JP) .......................        24,200       394
   Unilever plc * (JH) .................................        84,100       825
   Vodafone AirTouch plc (J2) ..........................     1,113,900     2,438
   Wolseley (BN) .......................................         9,800       152
   Xstrata (BF) ........................................        26,300       351
                                                                         -------
                                                                          11,891
United States - 2.8%
   America Movil SA de CV - ADR Ser. L (J2) ............         5,500       200
   Companhia Vale Do Rio Doce - ADR (BF) ...............         2,000        95
   Hon Hai Precision Industry Co., Ltd. - GDR (JY) .....        16,000       120
   Inco, Ltd. * (BF) ...................................         9,600       332
   Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR * (J0) ..............................        47,802       397
   The Thomson Corp. * (JA) ............................        21,500       720
   Yukos Corp. - ADR * (BL) ............................         4,100       130
                                                                         -------
                                                                           1,994
                                                                         -------
                                     TOTAL COMMON STOCK-
                                          (Cost $68,054)          95.3%   68,182

PREFERRED STOCK

Australia - 0.2%
   News Corp., Ltd. (JA) ...............................        19,400       158
                                                                         -------
                                  TOTAL PREFERRED STOCK-
                                             (Cost $166)           0.2%      158

                                                               Par       Market
                   Name of Issuer                             Value       Value
                   --------------                          -----------   -------
                                                             (000's)     (000's)
PUBLICLY-TRADED BONDS
Supra National - 0.5%
   SMFG Finance - Bonds (FB)
   2.25% due 07/11/05 ..................................   $15,000,000       330
Switzerland - 0.2%
   Credit Suisse - Bonds (JP)
   6.0% due 12/23/05 ...................................   $   173,000       184
                                                                         -------

                                   TOTAL PUBLICLY-TRADED
                                                  BONDS-
                                             (Cost $550)           0.7%      514
                                                           -----------   -------

                            TOTAL LONG-TERM INVESTMENTS-
                                          (Cost $68,770)          96.2%   68,854

SHORT-TERM INVESTMENTS - 1.9%
   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $1,377) ....................................   $     1,377   $ 1,377
                                                           -----------   -------
                                      TOTAL INVESTMENTS-
                                          (Cost $70,147)          98.1%   70,231
                    Cash and Receivables, less payables-           1.9%    1,368
                                                           -----------   -------
                                             NET ASSETS-         100.0%  $71,599
                                                           ===========   =======

*    Non-income producing security

ADR-American Depository Receipt.

GDR-Global Depository Receipt.

See notes to financial statements

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market        % of
                                              Industry     Value      Long-Term
               Industry                     Abbreviation   (000's)   Investments
               --------                     ------------   -------   -----------
Banks                                            JP        $10,268      14.9%
Pharmaceuticals                                  JO          7,256      10.5%
Oil & Gas                                        BB          4,257       6.2%
Insurance                                        JR          4,142       6.0%
Wireless Telecommunications Services             J2          3,419       5.0%
Diversified Telecommunication Services           J1          3,204       4.7%
Automobiles                                      BV          3,109       4.5%
Semiconductor Equipment & Products               J0          2,714       3.9%
Food Products                                    JH          2,528       3.7%
Metals & Mining                                  BF          2,339       3.4%
Media                                            JA          2,218       3.2%
Electronic Equipment & Instruments               JY          1,723       2.5%
Specialty Retail                                 JE          1,623       2.4%
Electrical Equipment                             BK          1,550       2.3%
Beverages                                        JG          1,490       2.2%
Real Estate Operations                           JS          1,372       2.0%
Construction Materials                           BD          1,359       2.0%
Household Durables                               BW          1,186       1.7%
Electric Utilities                               J3          1,118       1.6%
Chemicals                                        BC          1,084       1.6%

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
OVERSEAS EQUITY C FUND

                                                           Market       % of
                                              Industry      Value     Long-Term
           Industry                         Abbreviation   (000s)    Investments
           --------                         ------------   -------   -----------
Industrial Conglomerates                         BL        $   835       1.2%
Diversified Financials                           JQ            821       1.2%
Computers & Peripherals                          JX            765       1.1%
Multiline Retail                                 JD            721       1.0%
Machinery                                        BM            630       0.9%
Air Freight & Couriers                           BP            543       0.8%
Paper & Forest Products                          BG            518       0.8%
Commercial Services & Supplies                   BO            490       0.7%
Health Care Equipment & Supplies                 JL            440       0.6%
Gas Utilities                                    J4            439       0.6%
Aerospace & Defense                              BH            396       0.6%
Trading Companies & Distributors                 BN            365       0.5%
Food & Drug Retailing                            JF            362       0.5%
Leisure Equipment & Products                     BX            344       0.5%
Finance                                          FB            330       0.5%
Personal Products                                JK            328       0.5%
Communications Equipment                         JW            311       0.5%
Household Products                               JJ            309       0.4%
Distributors                                     JB            304       0.4%
Hotels Restaurants & Leisure                     BZ            262       0.4%
Software                                         JV            232       0.3%
Office Electronics                               JZ            210       0.3%
Biotechnology                                    JN            197       0.3%
Building Products                                BI            194       0.3%
Road & Rail                                      BS            168       0.2%
Containers & Packaging                           BE            138       0.2%
Airlines                                         BQ            124       0.2%
Construction & Engineering                       BJ            119       0.2%
                                                           -------     -----
                                                           $68,854     100.0%
                                                           =======     =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Overseas Equity C, (formerly, John Hancock Emerging Markets Equity Fund), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the case-balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $566                    1.52%               $--

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     As of June 30, 2004, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                                           Unrealized
                  Principal Amount                        Appreciation/
                Covered by Contract   Expiration Month   (Depreciation)
                -------------------   ----------------   --------------
Currency Sold
-------------
Swiss Franc             130                August 04          $ (5)
Swiss Franc             522                August 04           (10)
Swiss Franc             642             September 04            --
Japanese Yen            235             September 04          $ (4)
                                                              ----
                                                              $(19)
                                                              ====

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $12,716 and $3,211 which expire in 2009 and 2010, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $101. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

                       Between
                    $20 Million and   Excess Over
First $20 Million     $50 Million     $50 Million
-----------------   ---------------   -----------
      1.30%              1.15%           1.05%

     For the period from January 1, 2004 to April 30, 2004, John Hancock and JVLICO agreed to reimburse the Fund for normal operating expenses, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses that exceed 0.10% of the Fund's daily net asset value. Accordingly, for the period from January 1, 2004 to April 30, 2004 the Fund was reimbursed $65 by John Hancock and JVLICO. On March 18, 2004, the Fund's Shareholders approved the removal of John Hancock and JVLICO's respective obligations to reimburse the Fund for excess operating expenses effective May 1, 2004.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $49.

     As of April 30, 2004, John Hancock has entered into a Sub-Advisory Agreement with Capital Guardian Trust Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $92,865           $94,429

The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
  Cost       Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $49,043       $16,200         $(579)          $15,621

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and gains and losses related to certain foreign equity investments. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
  Ordinary      Net Long-Term   Capital Loss    Net Unrealized
   Income        Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
    $--              $--           $15,927          $15,621

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003        $2,228                  $--                    $860
2002            93                   --                      --

     Included in the Fund's 2003 distributions from ordinary income is $870 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

NOTE E--OTHER MATTERS

     Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

     John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 18, 2004 on the following matters:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE E--OTHER MATTERS--Continued

                                                                                For   Against   Abstain
                                                                                ---   -------   -------
To approve, as to the Overseas Equity C Fund, an amendment to the current       84%     11%        5%
   investment mangement agreement between the Trust and John Hancock to decrease the fees paid by this Fund to John Hancock and to eliminate John
   Hancock's obligation to reimburse this Fund for certain operating expenses

                                                         Inception: May 16, 1988
--------------------------------------------------------------------------------
Real Estate Equity Fund
RREEF America LLC                                        K. Knudson/J. Robertson
Van Kampen                                                             T. Bigman
--------------------------------------------------------------------------------

The Fund employs a multi-manager approach with two sub-advisers, each of which independently manages its portion of the Fund. At quarter end, Van Kampen managed approximately 52% and RREEF managed approximately 48% of the Fund's assets.

Fund Commentary

..    Year-to-date, Fund returned 7.02%, outperforming its benchmark, the Dow
     Jones Wilshire REIT Index. Relative to Morningstar peers, the Fund has an average rating of 3 with an above average risk profile. In each portion of the Fund, exposure to the regional malls and apartment sub-sectors were the largest contributors to absolute performance.

RREEF

..    Outperformed its benchmark primarily due to favorable stock selection especially within the hotel and retail subsectors, with sub-sector allocation exposures also contributing.

..    The manager uses both a top-down market overview to identify attractive growth sectors and bottom-up fundamental research to identify companies that have sustainable cash flow growth.

Van Kampen

..    Outperformed its benchmark primarily due to favorable stock selection especially within residential apartments and retail strip centers, with sub-sector allocations also adding value.

..    The manager uses a top-down market overview and bottom-up fundamental, value-driven research to select stocks that are attractively priced relative to their underlying real estate assets.

                                                         Inception: May 16, 1988
--------------------------------------------------------------------------------
Real Estate Equity Fund
RREEF America LLC                                        K. Knudson/J. Robertson
Van Kampen                                                             T. Bigman
--------------------------------------------------------------------------------

TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Simon Property Group, Inc.                                               7.9%
Prologis Trust                                                           5.4%
Starwood Hotels & Resorts Worldwide, lr                                  5.1%
Equity Residential Properties Trust                                      4.9%
Archstone Communities Trust                                              4.8%
Avalonbay Communities, Inc.                                              4.7%
General Growth Properties                                                4.4%
Rouse Co.                                                                4.4%
Brookfield Properties Corporation                                        4.2%
Federal Realty Investment Trust                                          3.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                               Real Estate       Real Estate
                                               Equity Fund   Equity Benchmark/4/
                                               -----------   -------------------
YTD/3/                                            7.02%              6.00%
1 Year                                           29.39              27.17
3 Years                                          14.32              14.28
5 Years                                          14.01              14.20
10 Years                                         11.48              11.22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORNINGSTAR CATEGORY/1/

..    Specialty Real Estate

MORNINGSTAR RISK/1/

..    Above Average (VL/VUL)
..    Above Average (VA)

MORNINGSTAR RATING/1/

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Real Estate Investment Trust                                               86.3%
Hotel/Motel                                                                 8.6%
Real Estate                                                                 5.1%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 116 VL/VUL subaccounts and 210 VA subaccounts in the Morningstar Specialty-Real Estate category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing and a nondiversified fund entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Real Estate Equity Benchmark represents the Dow Jones Wilshire Real Estate Securities Index from June 1988 to April 2003 and then the Dow Jones Wilshire REIT Index from May 2003 to present. Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index which measures the performance of real estate securities. The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous.

     "Van Kampen" is a registered trade name used by Morgan Stanley Investment Management, Inc. in its role as a subdivision to the Fund.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Real Estate Equity Fund
(000's Omitted)

ASSETS
Long term investments at cost .......................................   $196,453
Net unrealized appreciation of investments ..........................     54,901
Short-term investments at value .....................................      3,056
                                                                        --------
      Total investments .............................................    254,410
Receivable for:
   Investments sold .................................................        416
   Dividends ........................................................      1,113
                                                                        --------
Total assets ........................................................    255,939
                                                                        --------

LIABILITIES
Payables for:
   Investments purchased ............................................        719
   Accrued operating expenses .......................................         93
                                                                        --------
Total liabilities ...................................................        812
                                                                        --------
Net assets ..........................................................   $255,127
                                                                        ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ...     14,959

                                                                        --------
Net asset value per share ...........................................   $  17.06
                                                                        ========
Composition of net assets:
   Capital paid-in ..................................................   $188,112
   Accumulated net realized gain on investments, futures and foreign
      currency transactions .........................................     11,915
   Undistributed net investment income ..............................        199
   Net unrealized appreciation of investments .......................     54,901
                                                                        --------
Net assets ..........................................................   $255,127
                                                                        ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Real Estate Equity Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .........................................................   $    33
   Dividends (net of foreign withholding tax of $18) ................     5,829
                                                                        -------
Total investment income .............................................     5,862
                                                                        -------
EXPENSES
   Investment advisory fee ..........................................     1,162
   Auditors fees ....................................................        15
   Custodian fees ...................................................        46
   Legal fees .......................................................        15
   Printing & mailing fees ..........................................        20
   Trustees' fees ...................................................         4
   Other fees .......................................................         4
                                                                        -------
Total expenses ......................................................     1,266
   Less custodian expense reduction offset by commission recapture
      arrangement (Note C) ..........................................        (8)
                                                                        -------
Net expenses ........................................................     1,258
                                                                        -------
Net investment income ...............................................     4,604
                                                                        -------
REALIZED AND UNREALIZED GAIN
   Net realized gain on investments .................................    10,385
   Change in unrealized appreciation on investments .................     1,220
                                                                        -------
Net realized and unrealized gain ....................................    11,605
                                                                        -------
Net increase in net assets resulting from operations ................   $16,209
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Real Estate Equity Fund
(000's Omitted)

                                                                  Unaudited
                                                                  Six-Month
                                                                Period Ended    Year Ended
                                                                  June 30,     December 31,
                                                                    2004           2003
                                                                ------------   ------------
INCREASE IN NET ASSETS
From operations
   Net investment income ....................................     $  4,604       $  9,610
   Net realized gain ........................................       10,385          6,974
   Change in net unrealized appreciation ....................        1,220         46,768
                                                                  --------       --------
      Net increase in net assets resulting from operations ..       16,209         63,352
Distributions to shareholders from:
   Net investment income ....................................       (4,405)        (9,525)
   Realized gains ...........................................                      (6,666)
                                                                  --------       --------
      Decrease in net assets resulting from distributions ...       (4,405)       (16,191)
From fund share transactions:
   Proceeds from shares sold ................................       27,614         52,162
   Distributions reinvested .................................        4,405         16,191
   Payment for shares redeemed ..............................      (25,620)       (56,516)
                                                                  --------       --------
      Increase in net assets from fund share transactions ...        6,399         11,837
                                                                  --------       --------
NET INCREASE IN NET ASSETS ..................................       18,203         58,998

NET ASSETS
   Beginning of Period ......................................      236,924        177,926
                                                                  --------       --------
   End of Period (including undistributed net investment
       income of $199 and $0, respectively) .................     $255,127       $236,924
                                                                  ========       ========
Analysis of fund share transactions:
   Sold .....................................................        1,650          3,726
   Reinvested ...............................................          262          1,077
   Redeemed .................................................       (1,562)        (4,106)
                                                                  --------       --------
Net increase in fund shares outstanding .....................          350            697
                                                                  ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                                                             Real Estate Equity Fund
                                                          ------------------------------------------------------------
                                                          Unaudited Period            Year Ended December 31,
                                                           Ended June 30,    -----------------------------------------
                                                                2004          2003(d)     2002       2001      2000(c)
                                                          ----------------   --------   --------   --------   --------
Net Assets Value at Beginning of Period ...............    $  16.22          $  12.79   $  13.55   $  13.67   $  11.47
Income from Investment Operations:
   Net Investment Income ..............................        0.31              0.69       0.62       0.67       0.76
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ...................................        0.82              3.90      (0.43)      0.21       2.73
                                                           --------          --------   --------   --------   --------
   Total From Investment Operations ...................        1.13              4.59       0.19       0.88       3.49
Less Distributions:
   Distribution from Net Investment Income ............       (0.29)            (0.69)     (0.65)     (0.58)     (0.76)
   Distribution from Net Realized Gains on
      Investments .....................................                         (0.47)     (0.30)     (0.42)     (0.06)
   Distribution from Excess of Net Investment
      Income/Gains ....................................                                                          (0.17)
   Distribution from Capital Paid-in ..................                                                          (0.30)
                                                           --------          --------   --------   --------   --------
   Total Distributions ................................       (0.29)            (1.16)     (0.95)     (1.00)     (1.29)
                                                           --------          --------   --------   --------   --------
Net Assets Value at End of Period .....................    $  17.06          $  16.22   $  12.79   $  13.55   $  13.67
                                                           ========          ========   ========   ========   ========
Total Investment Return(b) ............................        7.02%(f)         36.89%      1.36%     (6.61)%    31.29%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ..........................................        1.03%(e)(g)       1.07%      1.07%      1.07%      0.76%
   Ratio of Net Investment Income to Average
      Net Assets ......................................        3.75%(g)          4.84%      4.60%      4.97%      5.99%
   Portfolio Turnover Rate ............................       21.85%(f)         38.11%     22.74%     29.07%     58.81%
Net Assets End of Period (000s Omitted) ...............    $255,127          $236,924   $177,926   $163,653   $158,811

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with Van Kampen during the period shown.

(d) The Fund entered into a new sub-advisory agreement with RREEF America LLC during the period shown.

(e) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(f)  Not annualized.

(g)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND
                                                                         Market
                                                                          Value
                       Name of Issuer                          Shares    (000's)
                       --------------                         -------   --------
COMMON STOCK

Real Estate Development - 6.6%
   Catellus Development Corp. .............................   187,300   $  4,617
   Rouse Co. ..............................................   232,400     11,039
   The Macerich Co. .......................................    24,300      1,163
                                                                        --------
                                                                          16,819
Real Estate Investment Trust - 75.5%
   Acadia Realty Trust ....................................     4,100         56
   Affordable Residential Communities .....................    13,400        222
   American Financial Realty Trust ........................   257,200      3,675
   AMLI Residential Properties Trust ......................    25,825        758
   Apartment Investment & Management Co. ..................   121,300      3,776
   Archstone Communities Trust ............................   414,310     12,152
   Arden Realty Group, Inc. ...............................   261,000      7,676
   Avalonbay Communities, Inc. ............................   211,022     11,927
   Boston Properties, Inc. ................................   121,684      6,094
   BRE Properties, Inc. ...................................    55,600      1,932
   Chelsea Property Group, Inc. ...........................    34,750      2,266
   Correctional Properties Trust ..........................    14,300        418
   Crescent Real Estate Equities, Inc. ....................   109,900      1,772
   Equity Office Properties Trust * .......................   293,625      7,987
   Equity Residential Properties Trust * ..................   415,590     12,356
   Essex Property Trust, Inc. .............................    43,700      2,987
   Federal Realty Investment Trust ........................   215,000      8,942
   General Growth Properties ..............................   374,400     11,071
   Glenborough Realty Trust, Inc. .........................    63,900      1,173
   Heritage Property Investment Trust, Inc. ...............     4,200        114
   Highwoods Properties, Inc. .............................   130,700      3,071
   Host Marriott Corp. * ..................................   662,500      8,189
   HRPT Properties Trust ..................................   184,583      1,848
   Inland Real Estate Corp. ...............................     8,500        111
   Innkeepers USA Trust ...................................    17,000        175
   Kimco Realty Corp. .....................................     8,200        373
   LaSalle Hotel Properties ...............................     5,300        129
   Liberty Property Trust .................................   104,200      4,190
   Mack-Cali Realty LP * ..................................   167,800      6,944
   MeriStar Hospitality Corp. .............................    17,600        120
   OMEGA Healthcare Investors, Inc. .......................    57,200        574
   PAN Pacific Retail Properties, Inc. ....................    87,100      4,400
   Pennsylvania Real Estate Investment ....................    85,483      2,928
   Post Properties, Inc. ..................................    42,050      1,226
   Price Legacy Corp. * ...................................     1,450         27
   Prologis Trust .........................................   410,970     13,529
   PS Business Parks, Inc. ................................     7,650        308
   Public Storage, Inc. ...................................   106,200      4,886
   Reckson Associates Realty Corp. ........................    91,800      2,521
   Regency Centers Corp. ..................................   156,455      6,712
   Shurgard Storage Centers, Inc. .........................    85,400      3,194
   Simon Property Group, Inc. .............................   386,300     19,864
   SL Green Realty Corp. ..................................    22,950      1,074
   Summit Properties, Inc. ................................    55,000      1,410
   Taubman Centers, Inc. ..................................    66,800      1,529
   The St. Joe Co. ........................................    26,900      1,068
   Trizec Properties, Inc. ................................    24,200   $    393
   Ventas, Inc. ...........................................     3,100         72
   Vornado Realty Trust ...................................    76,750      4,383
                                                                        --------
                                                                         192,602
Real Estate Operations - 16.4%
   AMB Property Corp. .....................................   159,000      5,506
   Brookfield Properties Corporation ......................   371,700     10,686
   Forest City Enterprises, Inc. ..........................    18,500        980
   Frontline Capital Group * ..............................   121,500         --
   Hilton Hotels Corp. * ..................................   461,500      8,612
   La Quinta Corp. - CTF 1 Cl. B ..........................   160,500      1,348
   Lodgian, Inc. * ........................................    12,400        131
   Manufactured Home Communities, Inc. ....................    52,000      1,726
   Starwood Hotels & Resorts Worldwide, Inc. * ............   285,300     12,796
   Wyndham International, Inc. ............................   148,000        148
                                                                        --------
                                                                          41,933
                                                                        --------
                                        TOTAL COMMON STOCK-
                                            (Cost $196,453)      98.5%   251,354

                                                                Par
                                                               Value
                                                              (000's)
                                                              -------
SHORT-TERM INVESTMENTS - 1.2%

   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $3,056) ........................................   $3,056      3,056
                                                               ------   --------
                                          TOTAL INVESTMENTS-
                                             (Cost $199,509)     99.7%   254,410
                        Cash and Receivables, less payables-      0.3%       717
                                                               ------   --------
                                                 NET ASSETS-    100.0%  $255,127
                                                               ======   ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Real Estate Equity Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                       $29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
Joint Trading Account Totals                                          $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $190                    1.50%              $ -

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Fund is shown net of foreign taxes withheld of $18. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on annual basis of the Fund's net assets:

                        Between           Between
                    $50 Million and   $100 Million and    Excess Over
First $50 Million     $100 Million      $200 Million     $200 Million
-----------------   ---------------   ----------------   ------------
      1.10%              1.00%              0.90%            0.80%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $8.

     John Hancock has entered into Sub-Advisory Agreements with John Hancock Advisers, an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund. John Hancock has also entered into Sub-Advisory Agreements with Van Kampen and RREEF America LLC, and under its supervision, are also responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the year ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $57,190           $46,033

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $180,950       $55,554       $(1,197)         $54,357

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and to certain distributions received from investments in Real Estate Investment Trusts. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
   Income        Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $889            $--            $54,357

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $10,296                $ 5,895                 $--
2002           8,766                  4,175                  --

                                                          Inception: May 1, 1994
--------------------------------------------------------------------------------
Short-Term Bond Fund
Independence Investment LLC                              J. Shallcross/P. Farley
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 0.14%, outperforming its benchmark, the
     Lehman Brothers 1-3 Year Aggregate Bond Index. Relative to Morningstar peers, the Fund has an average/above average rating of 3/4 with a below average / average risk profile.

..    The Fund outperformed its benchmark primarily due to favorable security selection and duration/yield curve decisions, while sector allocation decisions were neutral.

..    The Fund's exposure to mortgaged-backed and corporate bonds contributed the most to absolute performance.

..    The manager employs proprietary research and quantitative tools in a risk controlled, benchmark-relative approach to evaluate bonds and bond sectors that are attractively priced. Fund emphasizes higher quality U.S. investment grade sectors.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
Federal National Mortgage Assoc.                                        16.0%
Federal Home Loan Mortgage Corp.                                        10.7%
Wells Fargo & Co.                                                        3.6%
U.S. Treasury                                                            3.4%
General Motors                                                           2.2%
JP Morgan Chase & Co.                                                    2.1%
LB UBS Commercial Mortgage Trust                                         1.9%
Citigroup, Inc.                                                          1.8%
Bear Stearns                                                             1.7%
General Electric                                                         1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                  Short-Term       Short-Term
                                                   Bond Fund   Bond Benchmark/4/
                                                  ----------   -----------------
YTD/3/                                               0.14%            0.11%
1 Year                                               0.79             0.89
3 Years                                              4.09             4.25
5 Years                                              5.32             5.47
10 Years                                             5.47             5.98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Short-Term Bond

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    **** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND COMPOSITION (as of June 30, 2004)

                                                                           % of
Credit Quality                                                            Assets
--------------                                                            ------
AAA/Government/Agency                                                     59.49%
AA                                                                         6.41%
A                                                                          9.79%
BBB                                                                       20.61%
BB                                                                         3.71%
Not Rated                                                                     0%
Weighted Average Yield                                                     3.20%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 52 VL/VUL subaccounts and 96 VA subaccounts in the Morningstar Short-Term Bond category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ Short-Term Bond Benchmark represents the Merrill Lynch 1-5 Year Government Bond from May 1994 to April 1998, 65% Lehman Brothers 1-3 Year Credit Bond, 35% Lehman Brothers 1-3 Year Government Bond Index, May 1998 to April 2002 and now Lehman Brothers 1-3 Year Aggregate Bond from May 2002 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Short-Term Bond Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $15,655 of
   securities loaned (Note B)) .....................................   $232,490
Net unrealized depreciation of investments .........................       (244)
Short-term investments at value ....................................     34,261
                                                                       --------
      Total investments ............................................    266,507
Cash ...............................................................          2
Receivable for interest ............................................      1,953
                                                                       --------
Total assets .......................................................    268,462
                                                                       --------

LIABILITIES
Payables for:
   Collateral for securities on loan ...............................     15,939
   Accrued operating expenses ......................................         54
                                                                       --------
Total liabilities ..................................................     15,993
                                                                       --------
Net assets .........................................................   $252,469
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized)...     25,294
                                                                       --------
Net asset value per share ..........................................   $   9.98
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $253,464
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ....................       (778)
   Undistributed net investment income .............................         27
   Net unrealized depreciation of investments ......................       (244)
                                                                       --------
Net assets .........................................................   $252,469
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Short-Term Bond Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .........................................................   $ 5,173
   Securities lending ...............................................        24
                                                                        -------
Total investment income .............................................     5,197
                                                                        -------
EXPENSES
   Investment advisory fee ..........................................       771
   Auditors fees ....................................................        16
   Custodian fees ...................................................        40
   Legal fees .......................................................        17
   Printing & mailing fees ..........................................        22
   Trustees'  .......................................................         4
   Other fees .......................................................         4
                                                                        -------
Total expenses ......................................................       874
                                                                        -------
Net investment income ...............................................     4,323
                                                                        -------
REALIZED AND UNREALIZED LOSS
   Net realized loss on investments .................................      (882)
   Change in unrealized depreciation on investments .................    (3,073)
                                                                        -------
Net realized and unrealized loss ....................................    (3,955)
                                                                        -------
Net increase in net assets resulting from operations ................   $   368
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Short-Term Bond Fund
(000's Omitted)

                                                                                       Unaudited
                                                                                       Six-Month
                                                                                      Period Ended    Year Ended
                                                                                        June 30,     December 31,
                                                                                          2004           2003
                                                                                      ------------   ------------
INCREASE(DECREASE) IN NET ASSETS
From operations
   Net investment income ..........................................................     $  4,323       $  9,392
   Net realized loss ..............................................................         (882)          (468)
   Change in net unrealized depreciation ..........................................       (3,073)        (2,066)
                                                                                        --------       --------
      Net increase in net assets resulting from operations ........................          368          6,858
Distributions to shareholders from:
   Net investment income ..........................................................       (4,296)        (9,367)
                                                                                        --------       --------
      Decrease in net assets resulting from distributions .........................       (4,296)        (9,367)
From fund share transactions:
   Proceeds from shares sold ......................................................       31,304         96,185
   Distributions reinvested .......................................................        4,296          9,367
   Payment for shares redeemed ....................................................      (39,220)       (84,143)
                                                                                        --------       --------
      Increase (decrease) in net assets from fund share transactions ..............       (3,620)        21,409
                                                                                        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS .............................................       (7,548)        18,900

NET ASSETS
   Beginning of Period ............................................................      260,017        241,117
                                                                                        --------       --------
   End of Period (including undistributed net investment income of $27 and $0,
      respectively) ...............................................................     $252,469       $260,017
                                                                                        ========       ========
Analysis of fund share transactions:
   Sold ...........................................................................        3,095          9,405
   Reinvested .....................................................................          426            919
   Redeemed .......................................................................       (3,883)        (8,235)
                                                                                        --------       --------
Net increase (decrease) in fund shares outstanding ................................         (362)         2,089
                                                                                        ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                         Short-Term Bond Fund
                                                                  ------------------------------------------------------------
                                                                    Unaudited
                                                                  Period Ended                Year Ended December 31,
                                                                    June 30,      --------------------------------------------
                                                                      2004           2003       2002       2001          2000
                                                                  ------------    ---------   --------   --------      -------
Net Assets Value at Beginning of Period .......................     $  10.13      $  10.23    $  10.11   $   9.86      $  9.72
Income from Investment Operations:
   Net Investment Income ......................................         0.17          0.37        0.44       0.52         0.61
   Net Realized and Unrealized Gain (Loss) on Investment(a) ...        (0.15)        (0.10)       0.12       0.26         0.14
                                                                    --------      --------    --------   --------      -------
   Total From Investment Operations ...........................         0.02          0.27        0.56       0.78         0.75
Less Distributions:
   Distribution from Net Investment Income ....................        (0.17)        (0.37)      (0.41)     (0.53)       (0.61)
   Distribution from Net Realized Gains on Investments ........                                  (0.03)
                                                                    --------      --------    --------   --------      -------
   Total Distributions ........................................        (0.17)        (0.37)      (0.44)     (0.53)       (0.61)
                                                                    --------      --------    --------   --------      -------
Net Assets Value at End of Period .............................     $   9.98      $  10.13    $  10.23   $  10.11      $  9.86
                                                                    ========      ========    ========   ========      =======
Total Investment Return(b) ....................................         0.14%(d)      2.76%       5.67%      8.09%        7.98%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ...........         0.68%(e)      0.67%       0.68%      0.48%        0.36%
   Ratio of Net Investment Income to Average Net Assets .......         3.38%(e)      3.68%       4.29%      5.20%(c)     6.27%
   Portfolio Turnover Rate ....................................        19.73%(d)     58.94%      97.00%     86.39%       52.68%
Net Assets End of Period (000s Omitted) .......................     $252,469      $260,017    $241,117   $149,450      $80,109

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 5.32% for the years ended December 31, 2001.

(d)  Not annualized.

(e)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.5%
   Raytheon Co. - Notes
      6.75% due 08/15/07 ...................................    $1,100   $ 1,191
Auto Loan - 2.9%
   Ford Motor Credit Co.
      6.7% due 07/16/04 ....................................     1,000     1,001
   Ford Motor Credit Co. - Notes
      6.875% due 02/01/06  .................................     1,000     1,049
   General Motors Acceptance Corp.
     7.5% due 07/15/05 .....................................     4,000     4,179
   General Motors Acceptance Corp. - Notes
      6.75% due 01/15/06 ...................................     1,000     1,048
                                                                         -------
                                                                           7,277
Automobiles - 0.6%
   Daimler Chrysler - Notes
      6.4% due 05/15/06 ....................................     1,500     1,579
Banks - 5.2%
   Bank of America Corp. - Notes
      4.75% due 10/15/06 ...................................     1,400     1,445
   Bank One Corp. - Notes
      6.875% due 08/01/06 ..................................     1,800     1,926
   Bear Stearns Commercial Mortgage Securities, Inc.
      - Ser. 2001 Cl. A1
      5.06% due 11/15/16 ...................................
   Bear Stearns Commercial Mortgage Securities, Inc.
      - Ser. 2004 Cl. A1
      3.26% due 02/11/41 ...................................     2,946     2,857
   Credit Suisse First Boston - Ser. 2003-C3 Cl. A1
      2.218% due 05/15/38 ..................................     2,629     2,537
   Credit Suisse First Boston Mortgage Securities Corp.
      - Cl. A1
      3.801% due 06/15/06 ..................................       312       313
   First Union Corp. - Notes
      6.95% due 11/01/04 ...................................       500       508
      7.55% due 08/18/05 ...................................     2,500     2,634
   First Union National Bank Commercial & Mortgage Trust
      - CTF Cl. A1
      7.739% due 07/15/09 ..................................
   Popular North America, Inc.
      6.125% due 10/15/06 ..................................       855       902
                                                                         -------
                                                                          13,122
Beverages - 0.4%
   Coca Cola Co. - Sr. Notes
      4.0% due 06/01/05 ....................................     1,000     1,013
Communications Equipment - 0.3%
   Motorola, Inc. - Notes
      6.75% due 02/01/06 ...................................       715       752
Credit Card - 1.0%
   Citibank Credit Card Issuance Trust - Notes
      4.1% due 12/07/06 ....................................     2,591     2,616
Diversified Financials - 11.9%
   Bear Stearns Cos, Inc. - Notes
      3.0% due 03/30/06 ....................................    $1,250   $ 1,249
   BP Capital Markets plc - Notes
      4.0% due 04/29/05 ....................................     1,000     1,013
   Chase Commercial Mortgage Securities Corp. - Cl. A1
      7.656% due 06/15/08 ..................................     1,610     1,679
   Chase Funding - Ser. 2002-2 Cl. IA 3
      4.038% due 02/25/23 ..................................       847       850
   Chase Manhattan Corp.
      6.0% due 11/01/05 ....................................     2,000     2,090
   CIT Group, Inc.
      1.48% due 05/18/07 ...................................     1,000       999
   Citigroup, Inc. - Notes
      6.75% due 12/01/05 ...................................     4,000     4,220
   GE Capital Commercial Mortgage Corp. - CTF Cl. A1
      5.033% due 12/10/35 ..................................       706       725
   GE Commercial Mortgage Corp. - Ser
      2004-C1 CTF Cl. A1
      3.009% due 11/10/38 ..................................
   Goldman Sachs Group, Inc. - Notes
      7.625% due 08/17/05 ..................................     1,000     1,051
   Green Tree Financial Corp. - Ser. 1996-8 Cl. A6
      7.6% due 10/15/27 ....................................       269       286
   GS Mortgage Securities Corp. II - Ser. 2003- C1 Cl. A1
      2.904% due 01/10/40 ..................................     1,796     1,759
   Lehman Brothers Holdings, Inc. - Notes
      6.625% due 02/05/06 ..................................     2,600     2,742
   Morgan Stanley Group, Inc.
      6.1% due 04/15/06 ....................................       800       842
   Nomura Asset Securities Corp. - Ser. 1998- D6 A1A
      6.28% due 03/17/28 ...................................     1,665     1,742
   PNC Mortgage Securities Corp. - CTF Ser. 1998-14
      6.25% due 01/25/14 ...................................       202       202
   Wells Fargo & Co. - Notes
      6.625% due 07/15/04 ..................................     2,000     2,003
   Wells Fargo & Co. - Ser. 2002-E CTF Cl. M
      4.969% due 09/25/32 ..................................     1,338     1,336
   Wells Fargo Mortgage Backed Securities - Ser. 2003-2
      Cl. A6
      5.25% due 02/25/18 ...................................     5,000     5,123
                                                                         -------
                                                                          29,911
Diversified Telecommunication Services - 1.8%
   France Telecom SA - Notes
      8.7% due 03/01/06 ....................................     2,000     2,145

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued
Diversified Telecommunication Services - Continued
   Verizon Global Funding Corp. - Notes
      6.75% due 12/01/05 ...................................    $2,303   $ 2,427
                                                                         -------
                                                                           4,572
Electric Utilities - 1.2%
   Firstenergy Corp. - Notes Ser. A
      5.5% due 11/15/06 ....................................     2,200     2,276
   Progress Energy, Inc. - Sr. Notes
      6.75% due 03/01/06 ...................................       700       738
                                                                         -------
                                                                           3,014
Electric/Gas - 3.0%
   Alabama Power Co. - Sr. Notes Ser. U
      2.65% due 02/15/06 ...................................     1,000       996
   American Electric Power, Inc. - Sr. Notes Ser. A
      6.125% due 05/15/06 ..................................     1,145     1,202
   Citizens Utilities Co. Delaware - Debs.
      7.6% due 06/01/06 ....................................     1,250     1,311
   Kansas City Power & Light Co. - Sr. Notes Ser. A
      6.0% due 03/15/07 ....................................     1,000     1,055
   Pacific Gas & Electric Co. - Bonds
      1.81% due 04/03/06 ...................................     2,000     2,001
   TXU Corp. - Sr. Notes
      6.375% due 06/15/06 ..................................     1,000     1,053
                                                                         -------
                                                                           7,618
Finance - 6.9%
   Boeing Capital Corp. - Sr. Notes
      5.65% due 05/15/06 ...................................     1,300     1,366
   Bombadier Capital, Inc. - 144A (a)
      6.125% due 06/29/06 ..................................     1,000       990
   Chase Funding Loan Acquisition Trust - CTF Cl. A2
      1.275% due 04/25/31 ..................................       192       192
   Deutsche Telekom International Finance
      8.25% due 06/15/05 ...................................     1,300     1,367
   General Electric Capital Corp.
      7.5% due 05/15/05 ....................................     3,150     3,287
   Household Financial Corp.
      6.5% due 01/24/06 ....................................     2,000     2,108
   Nisource Finance Corp. - Notes
      7.625% due 11/15/05 ..................................     1,700     1,803
   Pinnacle West Capital Corp. - Sr. Notes
      6.4% due 04/01/06 ....................................     1,700     1,787
   PNC Funding Corp. - Sr. Notes
      5.75% due 08/01/06 ...................................       875       920
   Sprint Capital Corp. - Notes
      7.9% due 03/15/05 ....................................     2,000     2,073
   Vornado Realty Trust - Sr. Notes
      5.625% due 06/15/07 ..................................     1,485     1,571
                                                                         -------
                                                                          17,464
Gas Utilities - 0.4%
   Sempra Energy - Notes
      1.0% due 05/21/08 ....................................    $1,130   $ 1,128
Governmental - 0.1%
   Federal National Mortgage Assoc. - Notes
      7.0% due 12/01/10 ....................................       308       327
Health Care Providers & Services - 0.4%
   Columbia/HCA Healthcare Corp. ...........................
      6.91% due 06/15/05 ...................................     1,000     1,031
Home Equity Loan - 1.6%
   Residential Asset Mortgage Products, Inc. - Cl. AI2
      3.38% due 03/25/29 ...................................     4,000     4,006
Hotels Restaurants & Leisure - 1.9%
   Harrah's Operating, Inc. - Sr. Notes
      7.125% due 06/01/07 ..................................     1,000     1,077
   Hilton Hotels Corp. - Sr. Notes
      7.95% due 04/15/07 ...................................     1,000     1,080
   Park Place Entertainment Corp. - Notes
      8.5% due 11/15/06 ....................................     1,500     1,631
   Starwood Hotels & Resorts - Sr. Notes
      7.375% due 05/01/07 ..................................     1,000     1,063
                                                                         -------
                                                                           4,851
Industrial Conglomerates - 0.6%
   Tyco International Group SA - Notes
      5.8% due 08/01/06 ....................................     1,500     1,567
Insurance - 0.8%
   Aetna Inc. - Sr. Notes
      7.375% due 03/01/06 ..................................     2,000     2,132
Internet Software & Services - 0.8%
   Electronic Data System Corp. - Notes
      6.85% due 10/15/04 ...................................     2,000     2,020
Media - 2.8%
   British Sky Broadcasting Group - GTD Notes
      7.3% due 10/15/06 ....................................     1,000     1,085
   Liberty Media Corp. - Sr. Notes
      2.64% due 09/17/06 ...................................     1,500     1,528
   The Walt Disney Co. - Sr. Notes
      6.75% due 03/30/06 ...................................     1,100     1,165
   Time Warner, Inc. - Notes
      5.625% due 05/01/05 ..................................     1,500     1,537
   Univision - Sr. Notes
      2.875% due 10/15/06 ..................................     1,700     1,675
                                                                         -------
                                                                           6,990
Metals & Mining - 0.4%
   Minnesota Ming & Manufacturing Co.
      4.15% due 06/30/05 ...................................     1,000     1,017

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
                       --------------                          -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Multi-Utilities - 0.5%
   Centerpoint Energy, Inc. - Sr. Notes
      5.875% due 06/01/08 ..................................    $1,150   $ 1,163
Oil & Gas - 1.2%
   Devon Energy Corp. - Sr. Notes
      2.75% due 08/01/06 ...................................     1,500     1,478
   Duke Energy Field Services - Notes
      5.75% due 11/15/06 ...................................     1,450     1,513
                                                                         -------
                                                                           2,991
Other Asset Backed - 5.6%
   Centex Home Equity Loan Trust - Ser. 2003-B Cl. AF 2
      1.838% due 06/25/20 ..................................     2,000     1,987
   CWABS, Inc. Ser. 2003-5 Cl. AF 2
      3.042% due 04/25/25 ..................................     1,300     1,294
   Equity One ABS, Inc. - Ser. 2003-3 Cl. AF3
      3.531% due 12/25/33 ..................................       900       894
   Equity One ABS, Inc. - Ser. 2004-2 Cl. AV2
      1.55% due 07/25/34 ...................................     1,627     1,627
   Long Beach Mortgage Loan Trust - Ser. 2004-1 Cl. M3
      1.0% due 03/25/35 ....................................     4,000     4,000
   Option One Loan Trust - Ser. 2004-1 CTF Cl. A2
      1.39% due 01/25/34 ...................................     1,362     1,363
   Residential Funding Mortgage Securities II - Ser. 2002
      HI4 Cl. A3
      3.61% due 02/25/15 ...................................     2,335     2,339
   Vanderbilt & Mortgage, Inc. - Sr. Sub. CTF Cl. A2
      4.235% due 08/07/14 ..................................       567       572
                                                                         -------
                                                                          14,076
Other Mortgage - 1.8%
   LB UBS Commercial Mortgage Trust - CTF Cl. A1
      7.95% due 07/15/09 ...................................     1,723     1,862
   LB UBS Commercial Mortgage Trust - Ser. 2003-C1 Cl. A1
      2.72% due 01/17/08 ...................................     2,607     2,552
                                                                         -------
                                                                           4,414
Personal Products - 0.6%
   Colgate Palmolive Co.
      3.98% due 04/29/05 ...................................     1,500     1,519
Pharmaceuticals - 0.8%
   Pfizer, Inc. - Notes
      3.625% due 11/01/04 ..................................     2,000     2,012
Real Estate Investment Trust - 0.9%
   CarrAmerica Realty Corp. - Notes
      6.625% due 03/01/05 ..................................     1,167     1,194
   United Dominion Realty Trust, Inc.
      4.5% due 03/03/08 ....................................   $ 1,000   $ 1,011
                                                                         -------
                                                                           2,205
U.S. Government Agencies - 26.1%
   Federal Home Loan Bank - Notes
      7.5% due 06/01/12 ....................................       585       624
   Federal Home Loan Mortgage Corp. - Bonds
      3.907% due 11/01/33 ..................................     1,739     1,712
      4.0% due 03/15/26 ....................................     6,693     6,671
      7.0% due 08/01/12 ....................................       490       520
      7.0% due 02/01/14 ....................................     1,276     1,353
      8.5% due 05/01/15 ....................................     1,428     1,532
   Federal Home Loan Mortgage Corp. - Bonds Ser. 2516 Cl. AX
      8.5% due 01/15/16 ....................................     1,816     1,996
   Federal Home Loan Mortgage Corp. - Notes
      2.375% due 04/15/06 ..................................     6,500     6,443
      6.5% due 12/01/09 ....................................       894       946
      7.0% due 12/01/10 ....................................       351       373
      7.0% due 12/01/13 ....................................     2,074     2,202
      7.5% due 11/01/09 ....................................       866       908
      8.0% due 06/01/10 ....................................       229       245
   Federal National Mortgage Assoc. - Bonds
      3.638% due 09/01/33 ..................................     2,230     2,238
      3.64% due 01/01/33 ...................................     2,284     2,294
      6.0% due 01/01/17 ....................................     1,853     1,933
      6.0% due 01/01/17 ....................................     1,529     1,595
      6.5% due 04/01/17 ....................................     4,069     4,300
      6.5% due 08/01/17 ....................................     4,284     4,527
      7.0% due 10/01/15 ....................................       919       977
      8.0% due 07/01/14 ....................................     1,202     1,289
      8.0% due 09/25/16 ....................................       710       761
   Federal National Mortgage Assoc. - Notes
      2.25% due 05/15/06 ...................................     6,000     5,925
      3.875% due 03/15/05 ..................................     2,000     2,028
      6.0% due 12/15/05 ....................................     5,000     5,240
      6.0% due 01/01/11 ....................................       629       659
      7.0% due 07/15/05 ....................................     2,000     2,096
      7.5% due 08/01/09 ....................................       842       895
   Government National Mortgage Assoc. - Bonds
      8.0% due 12/15/25 ....................................     1,462     1,599
      8.5% due 11/15/15 ....................................     1,052     1,141
   Government National Mortgage Assoc. - Notes
      7.0% due 12/15/08 ....................................       923       978
                                                                         -------
                                                                          66,000
U.S. Governmental - 3.1%
   U.S. Treasury - Notes
      2.625% due 11/15/06 ..................................     4,000     3,972
      3.375% due 12/15/08 ..................................     4,000     3,949
                                                                         -------
                                                                           7,921

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                               Par       Market
                       Name of Issuer                         Value      Value
                       --------------                        -------   --------
                                                             (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Whole Loan CMOs - 5.3%
   Banc America Commercial Mortgage, Inc. -
      Ser. 2004-1 Cl A1
      3.156% due 11/10/39 ................................    $3,320   $  3,232
   CWMBS, Inc. - Ser. 2002 Mortgage Pass
      Thru Certs Cl. 2A3
      5.0% due 12/25/17 ..................................     1,839      1,848
   GS Mortgage Securities Corp. - Ser. 2004 Cl. A2C
      1.58% due 05/25/34 .................................     1,000      1,000
   Merrill Lynch Mortgage Investments, Inc. - Ser. 2003 A1
      Cl. IA
      3.981% due 12/25/32 ................................     1,320      1,330
   Merrill Lynch Mortgage Investments, Inc. - Ser. 2003- C
      Cl .B1
      1.75% due 06/25/28 .................................     2,000      2,033
   Sequoia Mortgage Trust - Ser. 2004-4 Cl. A
      1.0% due 05/20/34 ..................................     3,932      3,917
                                                                       --------
                                                                         13,360

Wireless Telecommunications Services - 0.6% AT&T
   Wireless Services, Inc. - Sr. Notes
      7.35% due 03/01/06 .................................     1,300      1,387
                                                                       --------
                              TOTAL PUBLICLY-TRADED BONDS-
                                           (Cost $232,490)      92.0%   232,246

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 6.3%
   State Street Navigator Securities Lending
      Portfolio ..........................................   $15,939     15,939

SHORT-TERM INVESTMENTS - 7.3%
Investment in joint trading account
      1.344% due 07/01/04
      (Cost $18,322) .....................................    18,322     18,322
                                                             -------   --------
                                        TOTAL INVESTMENTS-
                                           (Cost $266,751)     105.6%   266,507
                      Payables, less cash and receivables-      (5.6)%  (14,038)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $252,469
                                                             =======   ========

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $990 or 0.4% of net assets of the Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Short-Term Bond (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment secutities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For period ended June 30, 2004, the Fund had no bank borrowings.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $15,655                   $15,939

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the rate of 0.60% on an annual basis of the Fund's net assets.

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. For the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     John Hancock has entered into a Sub-Advisory Agreement with Independence Investment LLC, with respect to the Fund. Independence Investment LLC is an affiliate of John Hancock, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $57,882           $48,745

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $286,274       $3,450         $(517)          $2,933

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss, premium amortization and market discount accretion on debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
   Income        Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--             $--            $2,933

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003         $8,761                 $54                    $552
2002          7,972                  --                     489

     Included in the Fund's distributions from ordinary income is $1,302 in excess of investment company taxable income, which in accordance with applicable US tax law, is taxable to shareholders as ordinary income distributions.

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Small Cap Emerging Growth Fund
Wellington Management Company, LLP                              Steven C. Angeli
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 3.22%, underperforming its benchmark, the
     Russell 2000 Growth Index. Relative to Morningstar peers, the Fund has an average rating of 3 with an above average/high risk profile.

..    The Fund underperformed its benchmark primarily due to unfavorable security selection decisions especially within the health care and consumer discretionary sectors, while sector allocation decisions contributed modestly to performance.

..    For the period, nearly all sectors contributed positively to absolute Fund returns, with the consumer discretionary sector the only to detract. The Fund's exposure to the telecommunications sector was the largest contributor to absolute returns.

..    At quarter end relative to its Index, the Fund held the most significant overweight to the telecommunications sector, while it was underweight the information technology and health care sectors.

..    The manager employs bottom-up, fundamental research to identify attractively valued growth stocks. The Fund's sector allocations are broadly diversified but are primarily driven by stock selection.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
American Tower Corp.                                                     2.5%
Crown Castle International Corp.                                         2.2%
Acxiom Corp.                                                             2.1%
Aeroflex, Inc.                                                           2.0%
MEMC Electronic Materials, Inc.                                          2.0%
SBS Technologies, Inc.                                                   1.8%
Sirva, Inc.                                                              1.7%
Forward Air Corp.                                                        1.6%
Service Corp. International                                              1.6%
MPS Group, Inc.                                                          1.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                        Small Cap Emerging    Small Cap Emerging
                                            Growth Fund      Growth Benchmark/4/
                                        ------------------   -------------------
YTD/3/                                         3.22%                 5.69%
1 Year                                        30.53                 31.56
3 Years                                        0.67                  5.97
5 Years                                       -2.24                  5.59
Since Inception (5/1/96)                       2.43                  8.37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Small Growth

MORNINGSTAR RISK/1/:

..    Above Average (VL/VUL)
..    High (VA)

MORNINGSTAR RATING/1/:

..    *** (VL/VUL)
..    *** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      25%
Health Care                                                                 18%
Industrials                                                                 17%
Consumer Discretionary                                                      16%
Financials                                                                   9%
Telecommunication Services                                                   5%
Energy                                                                       4%
Materials                                                                    4%
Consumer Staples                                                             1%
Utilities                                                                    0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 404 VL/VUL subaccounts and 600 VA subaccounts in the Morningstar Small Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Small Cap Emerging Growth benchmark represents the Russell 2000 Value Index from May 1996 to October 2000, the Russell 2000 from November 2000 to April 2003 and then the Russell 2000 Growth from May 2003 to present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Small Cap Emerging Growth Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $17,929 of
   securities loaned (Note B)) .....................................   $ 77,468
Net unrealized appreciation of investments .........................      8,290
Short-term investments at value ....................................     18,857
                                                                       --------
      Total investments ............................................    104,615
Cash ...............................................................        111
Receivable for:
   Investments sold ................................................      1,612
   Dividends .......................................................         18
                                                                       --------
Total assets .......................................................    106,356
                                                                       --------
LIABILITIES
Payables for:
   Investments purchased ...........................................      3,523
   Collateral for securities on loan ...............................     18,406
   Accrued operating expenses ......................................         12
                                                                       --------
Total liabilities ..................................................     21,941
                                                                       --------
Net assets .........................................................   $ 84,415
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..     10,093
                                                                       --------
Net asset value per share ..........................................   $   8.36
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $ 90,572
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ....................    (14,121)
   Undistributed net investment loss ...............................       (326)
   Net unrealized appreciation of investments ......................      8,290
                                                                       --------
Net assets .........................................................   $ 84,415
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Small Cap Emerging Growth Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ........................................................   $     10
   Dividends .......................................................        100
   Securities lending ..............................................         18
                                                                       --------
Total investment income ............................................        128
                                                                       --------
EXPENSES
   Investment advisory fee .........................................        451
   Auditors fees ...................................................          5
   Custodian fees ..................................................         32
   Legal fees ......................................................          5
   Printing & mailing fees .........................................          7
   Trustees' fees ..................................................          1
   Other fees ......................................................          2
                                                                       --------
Total expenses .....................................................        503
   Less expenses reimbursed ........................................        (10)
   Less custodian expense reduction offset by
      commission recapture arrangement (Note C) ....................        (39)
                                                                       --------
Net expenses .......................................................        454
                                                                       --------
Net investment loss ................................................       (326)
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments ................................      8,164
   Change in unrealized depreciation on investments ................     (5,581)
                                                                       --------
Net realized and unrealized gain ...................................      2,583
                                                                       --------
Net increase in net assets resulting from operations ...............   $  2,257
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Small Cap Emerging Growth Fund
(000's Omitted)

                                                                 Unaudited
                                                                 Six-Month
                                                               Period Ended    Year Ended
                                                                 June 30,     December 31,
                                                                   2004           2003
                                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment loss .....................................     $   (326)      $   (384)
   Net realized gain (loss) ................................        8,164         (4,652)
   Change in net unrealized appreciation (depreciation) ....       (5,581)        32,639
                                                                 --------       --------
      Net increase in net assets resulting from
         operations ........................................        2,257         27,603
Distributions to shareholders from:
   Net investment income ...................................                         (71)
   Realized gains ..........................................                     (11,472)
                                                                                --------
      Decrease in net assets resulting from distributions ..                     (11,543)
From fund share transactions:
   Proceeds from shares sold ...............................       26,074         50,786
   Distributions reinvested ................................                      11,543
   Payment for shares redeemed .............................      (30,495)       (42,137)
                                                                 --------       --------
      Increase (decrease) in net assets from fund share
         transactions ......................................       (4,421)        20,192
                                                                 --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ......................       (2,164)        36,252

NET ASSETS
   Beginning of Period .....................................       86,579         50,327
                                                                 --------       --------
   End of Period (including undistributed net
      investment loss of $(326) and $0, respectively) ......     $ 84,415       $ 86,579
                                                                 ========       ========
Analysis of fund share transactions:
   Sold ....................................................        3,149          6,929
   Reinvested ..............................................                       1,458
   Redeemed ................................................       (3,740)        (5,696)
                                                                 --------       --------
   Net increase (decrease) in fund shares outstanding ......         (591)         2,691
                                                                 ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                     Small Cap Emerging Growth Fund
                                                  -------------------------------------------------------------------
                                                  Unaudited Period
                                                   Ended June 30,                    Year Ended December 31,
                                                       2004          2003(e)           2002         2001       2000(c)
                                                  ----------------   -------         -------      -------      -------
Net Assets Value at Beginning of Period .......   $  8.10            $  6.30         $  8.79      $  9.14      $ 10.92
Income from Investment Operations:
   Net Investment Income (Loss) ...............     (0.03)             (0.03)           0.01         0.01         0.14
   Net Realized and Unrealized Gain (Loss)
      on Investment(a) ........................      0.29               3.07           (2.49)       (0.35)       (1.13)
                                                  -------            -------         -------      -------      -------
   Total From Investment Operations ...........      0.26               3.04           (2.48)       (0.34)       (0.99)
Less Distributions:
   Distribution from Net Investment Income ....                        (0.01)          (0.01)       (0.01)       (0.15)
   Distribution from Net Realized Gains on
      Investments .............................                        (1.23)                                    (0.14)
   Distribution from Excess of Net
      Investment Income/Gains .................                                                                  (0.20)
   Distribution from Capital Paid-in ..........                                                                  (0.30)
                                                  -------            -------         -------      -------      -------
   Total Distributions ........................                        (1.24)          (0.01)       (0.01)       (0.79)
                                                  -------            -------         -------      -------      -------
Net Assets Value at End of Period .............   $  8.36            $  8.10         $  6.30      $  8.79      $  9.14
                                                  =======            =======         =======      =======      =======
Total Investment Return(b) ....................      3.22%(g)          48.83%         (28.21)%      (3.78)%      (8.89)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets ..................................      1.16%(d)(f)(h)     1.11%(d)(f)     1.00%(d)     1.00%(d)     0.92%(d)
   Ratio of Net Investment Income (Loss) to
      Average Net Assets ......................     (0.77)%(h)         (0.59)%          0.19%        0.06%        1.25%
   Portfolio Turnover Rate ....................     79.33%(g)         235.48%          45.03%       60.73%      189.57%
Net Assets End of Period (000s Omitted) .......   $84,415            $86,579         $50,327      $71,193      $70,031

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.18% for the period ending June 30, 2004, and 1.21%, 1.04%, 1.02%, and 95%, for the years ended
     December 31, 2003, 2002, 2001, and 2000, respectively.

(e) The fund entered into a new sub-advisory agreement with Wellington Management Company during the period shown.

(f) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(g)  Not annualized.

(h)  Annualized.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP EMERGING GROWTH FUND

                                                                Market
                       Name of Issuer                           Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 3.0%
   Aeroflex, Inc. * ........................................   120,920    $1,733
   Moog, Inc. - Cl. A * ....................................    21,260       789
                                                                          ------
                                                                           2,522
Airlines - 0.9%
   Gol-Linhas Aereas Inteligentes SA - ADR * ...............    42,890       729
Banks - 1.9%
   Amcore Financial, Inc. ..................................    25,930       782
   Hancock Holding Co. .....................................    27,740       806
                                                                          ------
                                                                           1,588
Biotechnology - 2.9%
   Abgenix, Inc. * .........................................    47,430       556
   Alkermes, Inc. * ........................................    58,550       796
   Exelixis, Inc. * ........................................    65,377       660
   Telik, Inc. * ...........................................    19,800       472
                                                                          ------
                                                                           2,484
Commercial Services & Supplies - 5.9%
   Corporate Executive Board Co. * .........................    16,880       976
   CSG Systems International, Inc. * .......................     7,560       156
   DiamondCluster, Inc. * ..................................    84,700       736
   Gevity HR., Inc. ........................................    49,340     1,292
   Navigant Consulting, Inc. * .............................    37,500       804
   Sotheby's Holdings, Inc. - Cl. A * ......................    59,370       948
   The Bisys Group, Inc. * .................................     2,150        30
                                                                          ------
                                                                           4,942
Commingled Fund - 1.1%
   iShares Trust * .........................................    15,370       961
Communications Equipment - 4.2%
   Harmonic, Inc. * ........................................    60,980       520
   NMS Communications Corp. ................................    84,480       623
   Plantronics, Inc. * .....................................    20,730       873
   Polycom, Inc. * .........................................    39,520       886
   Sierra Wireless, Inc. * .................................    17,160       635
                                                                          ------
                                                                           3,537
Computers & Peripherals - 2.0%
   Overland Storage, Inc. * ................................    14,460       192
   SBS Technologies, Inc. * ................................    94,430     1,518
                                                                          ------
                                                                           1,710
Construction & Engineering - 1.2%
   Washington Group International, Inc. * ..................    28,560     1,025
Construction Materials - 1.4%
   Eagle Materials, Inc. ...................................    16,960     1,204
Diversified Financials - 4.6%
   Affiliated Managers Group, Inc. * .......................    19,675       991
   IndyMac Mortgage Holdings, Inc. .........................    26,100       825
   Jackson Hewitt, Inc. * ..................................    59,780     1,046
   Psychiatric Solutions, Inc. * ...........................    41,560    $1,036
                                                                          ------
                                                                           3,898
Electrical Equipment - 1.7%
   Fuelcell Energy, Inc. ...................................    44,790       523
   Techtronic Industries, Ltd. - ADR .......................   114,200       911
                                                                          ------
                                                                           1,434
Energy Equipment & Services - 0.5%
   Key Energy Services, Inc. * .............................    45,250       427
Food Products - 1.0%
   Peets Coffee & Tea, Inc. * ..............................    33,810       845
Health Care Equipment & Supplies - 4.8%
   Abaxis, Inc. - Sr. Notes ................................    30,080       571
   DJ Orthopedics, Inc. * ..................................    43,900     1,010
   Orthofix International * ................................    16,440       702
   Respironics, Inc. * .....................................    18,310     1,076
   Zoll Medical Corp. * ....................................    18,680       655
                                                                          ------
                                                                           4,014
Health Care Providers & Services - 5.3%
   Accredo Health, Inc. * ..................................     9,760       380
   Covance, Inc. * .........................................    33,560     1,294
   Genesis Healthcare Corp. * ..............................    28,850       838
   Service Corp. International .............................   185,730     1,369
   Symbion, Inc. * .........................................    36,430       636
                                                                          ------
                                                                           4,517
Hotels Restaurants & Leisure - 2.9%
   Landry's Seafood Restaurants, Inc. * ....................    21,600       646
   Rare Hospitality International, Inc. * ..................    28,080       699
   Scientific Games Corp. - Sr. Notes ......................    57,150     1,094
                                                                          ------
                                                                           2,439
Household Durables - 3.0%
   Fleetwood Enterprises, Inc. * ...........................    87,120     1,268
   Helen of Troy, Ltd. * ...................................    10,900       402
   Standard Pacific Corp. ..................................    16,960       836
                                                                          ------
                                                                           2,506
Insurance - 6.0%
   American Equity Investment Life * .......................    82,280       819
   Arch Capital Group, Ltd. * ..............................    32,180     1,283
   Healthextras, Inc. * ....................................    46,240       766
   Platinum Underwriters Holdings ..........................    34,510     1,050
   United Holdings Corp. ...................................    70,150     1,109
                                                                          ------
                                                                           5,027
Internet & Catalog Retail - 1.0%
   Insight Enterprises, Inc. * .............................    45,700       812
Internet Software & Services - 1.1%
   Ask Jeeves, Inc. * ......................................    17,910       699

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP EMERGING GROWTH FUND

                                                             Market
                       Name of Issuer                        Shares      Value
                       --------------                       -------    --------
                                                                         (000's)
COMMON STOCK - Continued
Internet Software & Services - Continued
   Tumbleweed Communications Corp. * ...................     50,630    $    216
                                                                       --------
                                                                            915
IT Consulting & Services - 3.5%
   Acxiom Corp. * ......................................     72,330       1,796
   Sapient Corp. .......................................    189,460       1,139
                                                                       --------
                                                                          2,935
Machinery - 0.9%
   ESCO Technologies, Inc. * ...........................     14,410         769
Media - 3.6%
   GrayTelevison, Inc. .................................     62,430         867
   Lin TV Corp. - Cl. A * ..............................     37,310         791
   Sirius Satellite Radio, Inc. * ......................    323,940         998
   Tivo, Inc. * ........................................     58,090         412
                                                                       --------
                                                                          3,068
Metals & Mining - 2.3%
   Arch Coal, Inc. .....................................     29,550       1,081
   GrafTech International, Ltd. * ......................     83,440         873
                                                                       --------
                                                                          1,954
Oil & Gas - 3.9%
   Cabot Oil & Gas Corp. - Cl. A .......................     30,010       1,269
   Patina Oil & Gas Corp. ..............................     31,930         954
   Whiting Petroleum Corp. * ...........................     42,240       1,062
                                                                       --------
                                                                          3,285
Pharmaceuticals - 3.0%
   Atherogenics, Inc. * ................................     39,080         743
   Medicinesco .........................................     31,690         967
   NPS Pharmaceuticals, Inc. * .........................     15,180         319
   Salix Pharmaceuticals, Ltd. * .......................     14,470         477
                                                                       --------
                                                                          2,506
Road & Rail - 6.1%
   Arkansas Best Corp. .................................     36,270       1,194
   Forward Air Corp. * .................................     37,640       1,408
   Sirva, Inc. * .......................................     64,920       1,493
   Yellow Roadway Corp. * ..............................     26,150       1,042
                                                                       --------
                                                                          5,137
Semiconductor Equipment & Products - 5.1%
   MEMC Electronic Materials, Inc. * ...................    172,470       1,704
   MPS Group, Inc. * ...................................    107,690       1,305
   ON Semiconductor Corp. * ............................    161,560         811
   Pixelworks, Inc. * ..................................     32,400         497
                                                                       --------
                                                                          4,317
Software - 7.0%
   Agile Software Corp. ................................     67,320         589
   Cognex Corp. ........................................     31,240       1,202
   Embarcadero Technologies, Inc. * ....................     55,270         683
   Network Associates, Inc. * ..........................      9,500         172
   Safenet, Inc. * .....................................     16,730    $    463
   Serena Software, Inc. * .............................     45,340         866
   Skillsoftpub Co., Ltd. - ADR * ......................      3,960          30
   THQ, Inc. * .........................................     40,840         935
   Verint Systems, Inc. * ..............................     28,610         979
                                                                       --------
                                                                          5,919
Specialty Retail - 1.9%
   AC Moore Arts & Crafts, Inc. * ......................     30,750         846
   Linens 'n Things, Inc. ..............................     25,430         745
                                                                       --------
                                                                          1,591
Textiles & Apparel - 2.5%
   Kenneth Cole Productions, Inc. - Cl. A * ............     29,430       1,009
   Quiksilver, Inc. * ..................................     47,470       1,130
                                                                       --------
                                                                          2,139
Wireless Telecommunications Services - 5.4%
   American Tower Corp. - Cl. A ........................    142,490       2,166
   Crown Castle International Corp. * ..................    127,110       1,875
   Dobson Communications Corp. .........................    172,200         561
                                                                       --------
                                                                          4,602
                                                                       --------
                                     TOTAL COMMON STOCK-
                                          (Cost $77,468)      101.6%     85,758

                                                              Par
                                                             Value
                                                            (000's)
                                                           --------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 21.8%
   State Street Navigator Securities Lending
      Portfolio ........................................   $ 18,406      18,406
SHORT-TERM INVESTMENTS - 0.5%
   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $451) ......................................        451         451
                                                           --------    --------
                                      TOTAL INVESTMENTS-
                                          (Cost $96,325)      123.9%    104,615
                    Payables, less cash and receivables-      (23.9)%   (20,200)
                                                           --------    --------
                                             NET ASSETS-      100.0%   $ 84,415
                                                           ========    ========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Small Cap Emerging Growth Fund, (formerly John Hancock Small Cap Equity), (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 30, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
           $1,589                   1.50%               $1

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
        $17,929                    $18,406

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $11,459, $2,741 and $7,997 which expire in 2009, 2010 and 2011, respectively.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                      Excess Over
First $100 Million   $100 Million
------------------   ------------
       1.05%             1.00%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, the reimbursements paid from John Hancock and JHVLICO were $10 to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $39.

     John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company LLP, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHV LAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases       Sales and Maturities
---------       --------------------
 $66,696              $69,332

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $92,836       $15,219        $(1,438)       $13,781

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
  Ordinary      Net Long-Term    Capital Loss   Net Unrealized
   Income       Capital Gain    Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $22,197          $13,781

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

                 Distributions from     Distributions from
Year               Ordinary Income    Long-Term Capital Gain   Return of Capital
----             ------------------   ----------------------   -----------------
2003                    $ --                   $--                  $11,543
2002                     114                    --                       --

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
Small Cap Growth Fund
Wellington Management Company, LLP                                     S. Angeli
--------------------------------------------------------------------------------

..    Year-to-date, the Fund returned 3.80%, underperforming its benchmark, the
     Russell 2000 Growth Index. Relative to Morningstar peers, the Fund has a below average rating of 2 with an average risk profile.

..    On May 1st, the Fund's sub-adviser and investment strategy were changed.
     Wellington implemented an investment strategy for the Fund that is substantially the same as the investment strategy it now employs for the Small Cap Emerging Growth Fund.

..    Since May 1st, the Fund underperformed its benchmark primarily due to unfavorable security selection decisions, while sector allocation exposures contributed modestly to performance.

..    At quarter end relative to its Index, the Fund held the most significant overweight to the telecommunications sector, while it was underweight the information technology and health care sectors.

..    The manager employs bottom-up, fundamental research to identify attractively valued growth stocks. The Fund's sector allocations are broadly diversified but are primarily driven by stock selection.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                        % of
                                                                     Investments
                                                                     -----------
American Tower Corp.                                                     2.6%
Crown Castle International Corp.                                         2.4%
Acxiom Corp.                                                             2.2%
Aeroflex, Inc.                                                           2.1%
MEMC Electronic Materials, Inc.                                          2.0%
SBS Technologies, Inc.                                                   1.9%
Forward Air Corp.                                                        1.8%
Sirva, Inc.                                                              1.8%
United Holdings Corp.                                                    1.8%
MPS Group, Inc.                                                          1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                    Small Cap    Russell 2000(R)
                                                   Growth Fund    Growth Index
                                                   -----------   ---------------
YTD/3/                                                 3.80%           5.69%
1 Year                                                19.84%          31.56
3 Years                                               -4.08           -0.22
5 Years                                               -1.02           -0.45
Since Inception (5/1/96)                               4.35            2.59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Small Growth

MORNINGSTAR RISK/1/:

..    Average (VL/VUL)
..    Average (VA)

MORNINGSTAR RATING/1/:

..    ** (VL/VUL)
..    ** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Information Technology                                                      25%
Industrials                                                                 19%
Health Care                                                                 17%
Consumer Discretionary                                                      14%
Financials                                                                  9%
Energy                                                                      5%
Telecommunication Services                                                  5%
Materials                                                                   4%
Consumer Staples                                                            1%
Utilities                                                                   0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 404 VL/VUL subaccounts and 600 VA subaccounts in the Morningstar Small Growth category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Small Cap Growth Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $36,059 of
   securities loaned (Note B)) .....................................   $137,541
Net unrealized appreciation of investments .........................      9,719
Short-term investments at value ....................................     38,679
                                                                       --------
      Total investments ............................................    185,939
Cash ...............................................................         63
Receivable for:
   Investments sold ................................................      3,473
   Dividends .......................................................         25
                                                                       --------
Total assets .......................................................    189,500
                                                                       --------

LIABILITIES
Payables for:
   Fund shares purchased ...........................................      5,874
   Collateral for securities on loan ...............................     36,852
   Accrued operating expenses ......................................         42
   Other payables ..................................................          2
                                                                       --------
Total liabilities ..................................................     42,770
                                                                       --------
Net assets .........................................................   $146,730
                                                                       ========
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ..     13,589
                                                                       --------
Net asset value per share ..........................................   $  10.80
                                                                       ========
Composition of net assets:
   Capital paid-in .................................................   $215,773
   Accumulated net realized loss on investments,
      futures and foreign currency transactions ....................    (78,254)
   Undistributed net investment loss ...............................       (508)
   Net unrealized appreciation of investments ......................      9,719
                                                                       --------
Net assets .........................................................   $146,730
                                                                       ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Small Cap Growth Fund
(000's Omitted)

INVESTMENT INCOME
      Interest .....................................................   $     15
      Dividends ....................................................        241
      Securities lending ...........................................         27
                                                                       --------
Total investment income ............................................        283
                                                                       --------
EXPENSES
      Investment advisory fee ......................................        777
      Auditors fees ................................................         10
      Custodian fees ...............................................         29
      Legal fees ...................................................          9
      Printing & mailing fees ......................................         13
      Trustees'  ...................................................          2
      Other fees ...................................................          3
                                                                       --------
Total expenses .....................................................        843
      Less custodian expense reduction offset by
         commission recapture arrangement (Note C) .................        (52)
                                                                       --------
Net expenses .......................................................        791
                                                                       --------
Net investment loss ................................................       (508)
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments ................................     21,219
   Change in unrealized depreciation on investments ................    (15,277)
                                                                       --------
Net realized and unrealized gain ...................................      5,942
                                                                       --------
Net increase in net assets resulting from
   operations ......................................................   $  5,434
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
Small Cap Growth Fund
(000's Omitted)

                                                                                        Unaudited
                                                                                        Six-Month
                                                                                       Period Ended    Year Ended
                                                                                          June 30,    December 31,
                                                                                           2004           2003
                                                                                       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment loss .............................................................     $   (508)      $ (1,144)
   Net realized gain (loss) ........................................................       21,219         (6,450)
   Change in net unrealized appreciation (depreciation) ............................      (15,277)        40,426
                                                                                         --------       --------
      Net increase in net assets resulting from operations .........................        5,434         32,832
Distributions to shareholders from:
   Realized gains ..................................................................                      (2,029)
                                                                                                        --------
      Decrease in net assets resulting from distributions ..........................                      (2,029)
From fund share transactions:
   Proceeds from shares sold .......................................................       16,213         49,341
   Distributions reinvested ........................................................                       2,029
   Payment for shares redeemed .....................................................      (24,194)       (53,619)
                                                                                         --------       --------
      Decrease in net assets from fund share transactions ..........................       (7,981)        (2,249)
                                                                                         --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................       (2,547)        28,554

NET ASSETS
   Beginning of Period .............................................................      149,277        120,723
                                                                                         --------       --------
   End of Period (including undistributed net investment loss of $(508) and $0,
      respectively) ................................................................     $146,730       $149,277
                                                                                         ========       ========
Analysis of fund share transactions:
   Sold ............................................................................        1,496          5,339
   Reinvested ......................................................................                         197
   Redeemed ........................................................................       (2,256)        (5,826)
                                                                                         --------       --------
Net decrease in fund shares outstanding ............................................         (760)          (290)
                                                                                         ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                                                           Small Cap Growth Fund
                                                     -----------------------------------------------------------------
                                                       Unaudited
                                                      Period Ended                  Year Ended December 31,
                                                        June 30,      ------------------------------------------------
                                                        2004(h)         2003          2002        2001          2000
                                                     -------------    --------      --------    --------      --------
Net Assets Value at Beginning of Period ..........   $  10.40         $   8.25      $  11.77    $  13.47      $  19.12
Income from Investment Operations:
   Net Investment Loss ...........................      (0.06)           (0.09)        (0.11)      (0.08)        (0.02)
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ..............................       0.46             2.38         (3.41)      (1.62)        (4.16)
                                                     --------         --------      --------    --------      --------
   Total From Investment Operations ..............       0.40             2.29         (3.52)      (1.70)        (4.18)
Less Distributions:
   Distribution from Net Realized Gains on
     Investments .................................                       (0.14)                                  (0.12)
   Distribution from Capital Paid-in .............                                                               (1.35)
                                                                      --------                                --------
   Total Distributions ...........................                       (0.14)                                  (1.47)
                                                     --------         --------      --------    --------      --------
Net Assets Value at End of Period ................   $  10.80         $  10.40      $   8.25    $  11.77      $  13.47
                                                     ========         ========      ========    ========      ========
Total Investment Return(b) .......................       3.80%(e)        27.88%       (29.95)%    (12.61)%      (21.43)%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net
      Assets .....................................       1.14%(f)(g)      1.15%(d)      1.13%       0.91%(d)      0.82%
   Ratio of Net Investment Loss to Average Net
      Assets .....................................     (0.69)%(f)       (0.87)%        (0.83)%     (0.55)%       (0.50)%
   Portfolio Turnover Rate .......................     135.17%(e)       108.43%        77.38%      91.48%(c)     97.73%
Net Assets End of Period (000's Omitted) .........   $146,730         $149,277      $120,723    $189,401      $234,542

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Excludes merger activity.

(d) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.22% and .94% for the year ended December 31, 2003 and 2001, respectively.

(e)  Not annualized.

(f)  Annualized.

(g) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(h) The Fund entered into a new sub-advisory agreement with Wellington Management Co., LLP, during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
                                                                         Market
                       Name of Issuer                          Shares    Value
                       --------------                          -------   -------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 3.1%
   Aeroflex, Inc. * .....................................      214,200   $ 3,069
   Moog, Inc. - Cl. A * .................................       38,990     1,447
                                                                         -------
                                                                           4,516
Airlines - 0.9%
   Gol-Linhas Aereas Inteligentes SA - ADR * ............       73,360     1,247
Banks - 1.0%
   Amcore Financial, Inc. ...............................       50,130     1,512
Biotechnology - 2.9%
   Abgenix, Inc. * ......................................       75,570       886
   Alkermes, Inc. * .....................................      102,790     1,398
   Exelixis, Inc. * .....................................      112,990     1,140
   Telik, Inc. * ........................................       35,420       845
                                                                         -------
                                                                           4,269
Commercial Services & Supplies - 7.5%
   Corporate Executive Board Co. * ......................       29,900     1,728
   CSG Systems International, Inc. * ....................       27,810       576
   DiamondCluster, Inc. * ...............................      138,530     1,204
   Gevity HR., Inc. .....................................       87,450     2,290
   Navigant Consulting, Inc. * ..........................       85,660     1,836
   Sotheby's Holdings, Inc. - Cl. A * ...................      113,160     1,806
   The Bisys Group, Inc. * ..............................        4,200        59
   Apollo Group * .......................................       16,710     1,464
                                                                         -------
                                                                          10,963
Commingled Fund - 1.3%
   iShares Trust * ......................................       30,500     1,906
Communications Equipment - 4.5%
   Harmonic, Inc. * .....................................      112,140       956
   NMS Communications Corp. .............................      161,230     1,190
   Plantronics, Inc. * ..................................       39,310     1,655
   Polycom, Inc. * ......................................       74,400     1,667
   Sierra Wireless, Inc. * ..............................       30,060     1,113
                                                                         -------
                                                                           6,581
Computers & Peripherals - 2.1%
   Overland Storage, Inc. * .............................       26,300       349
   SBS Technologies, Inc. * .............................      171,420     2,755
                                                                         -------
                                                                           3,104
Construction & Engineering - 1.3%
   Washington Group International, Inc. * ...............       55,070     1,976
Construction Materials - 1.6%
   Eagle Materials, Inc. ................................       31,950     2,269
Diversified Financials - 3.6%
   Affiliated Managers Group, Inc. * ....................       37,915     1,910
   IndyMac Mortgage Holdings, Inc. ......................       48,500     1,533
   Jackson Hewitt, Inc. * ...............................      103,110     1,804
   Psychiatric Solutions, Inc. * ........................          940        23
                                                                         -------
                                                                           5,270
Electrical Equipment - 0.7%
   Techtronic Industries, Ltd. - ADR ....................      124,000   $   990
Energy Equipment & Services - 0.5%
   Key Energy Services, Inc. * ..........................       82,900       783
Food Products - 1.0%
   Peets Coffee & Tea, Inc. * ...........................       59,490     1,487
Health Care Equipment & Supplies - 4.8%
   Abaxis, Inc. .........................................       48,660       923
   DJ Orthopedics, Inc. * ...............................       73,990     1,702
   Orthofix International * .............................       32,160     1,374
   Respironics, Inc. * ..................................       29,050     1,707
   Zoll Medical Corp. * .................................       38,150     1,338
                                                                         -------
                                                                           7,044
Health Care Providers & Services - 5.6%
   Accredo Health, Inc. * ...............................       17,400       678
   Covance, Inc. * ......................................       58,800     2,268
   Genesis Healthcare Corp. * ...........................       60,300     1,751
   Service Corp. International ..........................      327,400     2,413
   Symbion, Inc. * ......................................       67,000     1,170
                                                                         -------
                                                                           8,280
Hotels Restaurants & Leisure - 3.1%
   Landry's Seafood Restaurants, Inc. * .................       39,600     1,184
   Rare Hospitality International, Inc. * ...............       53,080     1,322
   Scientific Games Corp. - Cl. A .......................      104,160     1,993
                                                                         -------
                                                                           4,499
Household Durables - 1.5%
   Helen of Troy, Ltd. * ................................       18,800       693
   Standard Pacific Corp. ...............................       31,320     1,544
                                                                         -------
                                                                           2,237
Insurance - 6.3%
   American Equity Investment Life * ....................      146,410     1,457
   Arch Capital Group, Ltd. * ...........................       50,870     2,029
   Healthextras, Inc. * .................................       81,450     1,349
   Platinum Underwriters Holdings .......................       57,810     1,759
   United Holdings Corp. ................................      165,430     2,614
                                                                         -------
                                                                           9,208
Internet & Catalog Retail - 1.0%
   Insight Enterprises, Inc. * ..........................       80,930     1,437
Internet Software & Services - 1.2%
   Ask Jeeves, Inc. * ...................................       34,470     1,345
   Tumbleweed Communications Corporation * ..............      101,500       433
                                                                         -------
                                                                           1,778
IT Consulting & Services - 3.6%
   Acxiom Corp. * .......................................      127,900     3,176
   Sapient Corp. ........................................      347,580     2,089
                                                                         -------
                                                                           5,265

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                         Market
                      Name of Issuer                           Shares     Value
                      --------------                          -------   --------
                                                                         (000's)
COMMON STOCK - Continued
Machinery - 0.9%
   ESCO Technologies, Inc. * ..............................    25,540   $  1,363
Media - 3.9%
   Cumulus Media, Inc. - Cl. A * ..........................        11          0
   GrayTelevison, Inc. ....................................   102,160      1,419
   Lin TV Corp. - Cl. A * .................................    70,840      1,502
   Sirius Satellite Radio, Inc. * .........................   644,700      1,986
   Tivo, Inc. * ...........................................   121,920        864
                                                                        --------
                                                                           5,771
Metals & Mining - 2.7%
   Arch Coal, Inc. ........................................    61,700      2,258
   GrafTech International, Ltd. * .........................   163,120      1,706
                                                                        --------
                                                                           3,964
Oil & Gas - 4.3%
   Cabot Oil & Gas Corp. - Cl. A ..........................    55,390      2,343
   Patina Oil & Gas Corp. .................................    73,000      2,181
   Whiting Petroleum Corp. * ..............................    72,940      1,834
                                                                        --------
                                                                           6,358
Pharmaceuticals - 2.8%
   Atherogenics, Inc. * ...................................    53,290      1,014
   Medicinesco ............................................    53,970      1,647
   NPS Pharmaceuticals, Inc. * ............................    31,430        660
   Salix Pharmaceuticals, Ltd. * ..........................    25,010        824
                                                                        --------
                                                                           4,145
Road & Rail - 6.4%
   Arkansas Best Corp. ....................................    67,600      2,225
   Forward Air Corp. * ....................................    71,730      2,683
   Sirva, Inc. * ..........................................   114,200      2,627
   Yellow Roadway Corp. * .................................    46,400      1,849
                                                                        --------
                                                                           9,384
Semiconductor Equipment & Products - 4.4%
   MEMC Electronic Materials, Inc. * ......................   304,900      3,012
   MPS Group, Inc. * ......................................   208,210      2,524
   Pixelworks, Inc. * .....................................    55,810        855
                                                                        --------
                                                                           6,391
Software - 6.6%
   Agile Software Corp. ...................................   130,010      1,137
   Cognex Corp. ...........................................    61,690      2,374
   Embarcadero Technologies, Inc. * .......................   103,000      1,273
   Network Associates, Inc. * .............................    16,200        294
   Safenet, Inc. * ........................................    32,580        902
   Skillsoftpub Co., Ltd. - ADR * .........................     8,600         65
   THQ, Inc. * ............................................    72,000      1,649
   Verint Systems, Inc. * .................................    57,180      1,957
                                                                        --------
                                                                           9,651
Specialty Retail - 1.0%
   Linens 'n Things, Inc. .................................    48,030      1,408
Textiles & Apparel - 2.9%
   K-Swiss, Inc. - Cl. A ..................................    21,340   $    431
   Kenneth Cole Productions, Inc. - Cl. A * ...............    52,340      1,794
   Quiksilver, Inc. * .....................................    86,600      2,062
                                                                        --------
                                                                           4,287
Wireless Telecommunications Services - 5.4%
   American Tower Corp. - Cl. A ...........................   251,000      3,829
   Crown Castle International Corp. * .....................   240,450      3,547
   Dobson Communications Corp. ............................   166,000        541
                                                                        --------
                                                                           7,917
                                                                        --------
                                        TOTAL COMMON STOCK-
                                            (Cost $137,541)     100.4%   147,260

                                                              Par
                                                             Value
                                                            (000's)
                                                            -------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 25.1%
   State Street Navigator Securities Lending
      Portfolio .........................................   $36,852      36,852
SHORT-TERM INVESTMENTS - 1.2%
   Investment in joint trading account
      1.344% due 07/01/04
      (Cost $1,827) .....................................     1,827       1,827
                                                            -------    --------
                                       TOTAL INVESTMENTS-
                                          (Cost $176,220)     126.7%    185,939
                     Payables, less cash and receivables-     (26.7)%   (39,209)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $146,730
                                                            =======    ========

*    Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 04, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

 Average Daily Loan Balance
During the Period for which   Weighted Average
   Loans were Outstanding       Interest Rate    Interest Expense
---------------------------   ----------------   ----------------
            $697                    1.53%               $--

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $36,059                  $36,852

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: $2,089, $10,299, $43,738, $35,469 and $7,507 which expire in 2007,
2008, 2009, 2010 and 2011, respectively.

     Included in the above, certain losses may be limited under sections 382 - 384 of the Internal Revenue Code, as amended.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

                      Excess Over
First $100 Million   $100 Million
------------------   ------------
       1.05%             1.00%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. For the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     As of May 3, 2004, John Hancock has entered into a Sub-Advisory Agreement with Wellington Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $52.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $197,637         $200,981

The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral held for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $164,391       $28,438       $(3,813)         $24,625

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss. Additionally, as a result, net investment income (loss) and net realized gain (loss) or investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $--             $--           $99,102          $24,625

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003           $--                    $--                  $2,029
2002            --                     --                     --

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
Small Cap Value Fund
T. Rowe Price Associates, Inc.                                  Preston G. Athey
Wellington Management Company, LLP                        S. O'Brien/T.McCormack
--------------------------------------------------------------------------------

..    The Fund employs a multi-manager approach with two sub-advisers independently managing portions of the Fund and each using distinct investment strategies.

..    At quarter-end, T. Rowe Price managed approximately 57% and Wellington managed approximately 43%.

Fund Commentary

..    Year to date, the Fund returned 9.96%, outperforming its benchmark, the
     Russell 2000 Value Index. Relative to Morningstar peers, the Fund has an above average rating of 4/5 with a below average risk profile.

T. Rowe Price

..    Outperformed its benchmark primarily due to favorable stock selection broadly across sectors with sector allocation exposures also adding value.

..    Exposures to the industrial and financial sectors were the largest contributors to absolute performance.

..    The manager selects stocks using proprietary fundamental equity research and seeks companies with attractive valuation relative to industry peers and historical norms.

Wellington

..    Underperformed its benchmark primarily due to unfavorable security selection especially within industrials, while sector allocation exposures added modest value.

..    Exposure to the consumer discretionary sector was the largest contributor to absolute performance.

..    The manager employs proprietary fundamental research to identify stocks having distinct value characteristics based on industry-specific valuation criteria.

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
Small Cap Value Fund
T. Rowe Price Associates, Inc.                                  Preston G. Athey
Wellington Management Company, LLP                        S. O'Brien/T.McCormack
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                         % of
                                                                     Investments
                                                                     -----------
O'Reilly Automotive, Inc.                                                1.5%
United Stationers, Inc.                                                  1.4%
Cable Design Technologies Corp.                                          1.4%
AptarGroup, Inc.                                                         1.3%
Texas Regional Bancshares, Inc.                                          1.2%
Casey's General Stores, Inc.                                             1.2%
Genesee & Wyo., Inc.                                                     1.1%
Universal Corp.                                                          1.1%
Black Hills Corp.                                                        1.0%
Reinsurance Group of America                                             1.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                    Small Cap    Small Cap Value
                                                    Value Fund     Benchmark/4/
                                                    ----------   ---------------
YTD/3/                                                 9.96%           7.83%
1 Year                                                31.27           35.18
3 Years                                               12.66           12.16
Since Inception (8/31/99)                             19.67           14.65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Small Value

MORNINGSTAR RISK/1/:

..    Below Average (VL/VUL)
..    Below Average (VA)

MORNINGSTAR RATING/1/:

..    ***** (VL/VUL)
..    **** (VA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR/INDUSTRY ALLOCATION (as of June 30, 2004)

                                                                           % of
                                                                          Assets
                                                                          ------
Financials                                                                  25%
Industrials                                                                 21%
Consumer Discretionary                                                      17%
Materials                                                                    9%
Information Technology                                                       8%
Energy                                                                       6%
Consumer Staples                                                             5%
Health Care                                                                  5%
Utilities                                                                    4%
Telecommunication Services                                                   0%
--------------------------------------------------------------------------------

/1/ Source: MorningStar, Inc. Data as of 6/30/04. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 57 VL/VUL subaccounts and 129 VA subaccounts in the Morningstar Small Value category. This represents the Morningstar 3 year rating.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

/4/ The Small Cap Value benchmark is the Russell 2500(TM) Value Index from September 1999 to December 2000 and the Russell 2000(R) Value Index January 2001- present.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Small Cap Value Fund
(000's Omitted)

ASSETS
Long term investments at cost (including $30,822 of
   securities loaned (Note B)) ......................................   $164,638
Net unrealized appreciation of investments ..........................     42,336
Short-term investments at value .....................................     34,785
                                                                        --------
   Total investments ................................................    241,759
Receivable for:
   Investments sold .................................................        416
   Dividends ........................................................        276
                                                                        --------
Total assets ........................................................    242,451
                                                                        --------
LIABILITIES
Payables for:
   Investments purchased ............................................        353
   Collateral for securities on loan ................................     31,412
   Accrued operating expenses .......................................         55
                                                                        --------
Total liabilities ...................................................     31,820
                                                                        --------
Net assets ..........................................................   $210,631
                                                                        ========
Shares outstanding, $0.01 Par Value (unlimited shares
   authorized) ......................................................     11,623
                                                                        --------
Net asset value per share ...........................................   $  18.12
                                                                        ========
Composition of net assets:
   Capital paid-in ..................................................   $157,543
   Accumulated net realized gain on investments,
      futures and foreign currency transactions .....................     10,735
   Undistributed net investment income ..............................         17
   Net unrealized appreciation of investments .......................     42,336
                                                                        --------
   Net assets .......................................................   $210,631
                                                                        ========

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Small Cap Value Fund
(000's Omitted)

INVESTMENT INCOME
   Interest .........................................................   $    21
   Dividends ........................................................     1,938
   Securities lending ...............................................        29
                                                                        -------
Total investment income .............................................     1,988
                                                                        -------
EXPENSES
   Investment advisory fee ..........................................       956
   Auditors fees ....................................................        25
   Custodian fees ...................................................        39
   Legal fees .......................................................        12
   Printing & mailing fees ..........................................        16
   Trustees' fees ...................................................         5
   Other fees .......................................................         3
                                                                        -------
Total expenses ......................................................     1,056
   Less custodian expense reduction offset by
      commission recapture arrangement (Note C) .....................       (14)
                                                                        -------
Net expenses ........................................................     1,042
                                                                        -------
Net investment income ...............................................       946
                                                                        -------
REALIZED AND UNREALIZED GAIN
   Net realized gain on investments .................................    10,670
   Change in unrealized appreciation on
      investments ...................................................     7,219
                                                                        -------
Net realized and unrealized gain ....................................    17,889
                                                                        -------
Net increase in net assets resulting from
   operations .......................................................   $18,835
                                                                        =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Small Cap Value Fund
(000's Omitted)

                                                                   Unaudited
                                                                   Six-Month
                                                                 Period Ended    Year Ended
                                                                    June 30,    December 31,
                                                                     2004           2003
                                                                 ------------   ------------
INCREASE(DECREASE) IN NET ASSETS
From operations
   Net investment income .....................................     $    946       $    978
   Net realized gain .........................................       10,670          7,581
   Change in net unrealized appreciation .....................        7,219         39,529
                                                                   --------       --------
      Net increase in net assets resulting from operations ...       18,835         48,088
Distributions to shareholders from:
   Net investment income .....................................         (929)          (980)
   Realized gains ............................................                      (7,128)
                                                                   --------       --------
      Decrease in net assets resulting from distributions ....         (929)        (8,108)
From fund share transactions:
   Proceeds from shares sold .................................       41,268         59,731
   Distributions reinvested ..................................          929          8,108
   Payment for shares redeemed ...............................      (39,245)       (38,116)
                                                                   --------       --------
      Increase in net assets from fund share transactions ....        2,952         29,723
                                                                   --------       --------
NET INCREASE IN NET ASSETS ...................................       20,858         69,703

NET ASSETS
   Beginning of Period .......................................      189,773        120,070
                                                                   --------       --------
   End of Period (including undistributed net investment
      income of $17 and $0, respectively) ....................     $210,631       $189,773
                                                                   ========       ========
Analysis of fund share transactions:
   Sold ......................................................        2,374          4,095
   Reinvested ................................................           54            495
   Redeemed ..................................................       (2,268)        (2,697)
                                                                   --------       --------
Net increase in fund shares outstanding ......................          160          1,893
                                                                   ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                      Small Cap Value Fund
                                                             ----------------------------------------------------------------------
                                                               Unaudited
                                                             Period Ended                    Year Ended December 31,
                                                               June 30,       -----------------------------------------------------
                                                                 2004           2003            2002(h)       2001(g)        2000
                                                             ------------     --------         --------      --------      --------
Net Assets Value at Beginning of Period ..................   $  16.56         $  12.55         $  13.76      $  11.70       $ 10.13
Income from Investment Operations:
   Net Investment Income .................................       0.08             0.09             0.08          0.09          0.01
   Net Realized and Unrealized Gain (Loss) on
      Investment(a) ......................................       1.56             4.66            (0.96)         2.14          3.37
                                                             --------         --------         --------      --------       -------
   Total From Investment Operations ......................       1.64             4.75            (0.88)         2.23          3.38
Less Distributions:
   Distribution from Net Investment Income ...............      (0.08)           (0.09)           (0.09)        (0.09)        (0.01)
   Distribution from Net Realized Gains on Investments ...                       (0.65)           (0.24)        (0.08)        (1.80)
                                                             --------         --------         --------      --------       -------
   Total Distributions ...................................      (0.08)           (0.74)           (0.33)        (0.17)        (1.81)
                                                             --------         --------         --------      --------       -------
Net Assets Value at End of Period ........................   $  18.12         $  16.56         $  12.55      $  13.76       $ 11.70
                                                             ========         ========         ========      ========       =======
Total Investment Return(b) ...............................       9.96%(c)        37.97%           (6.43)%       19.10%        34.19%
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ......       1.06%(d)(f)      1.05%(e)(f)      1.04%(e)      1.05%(e)      1.05
   Ratio of Net Investment Income to Average Net Assets ..       0.94%(d)         0.67%            0.62%         0.87%         0.13%
   Portfolio Turnover Rate ...............................      22.67%(c)        29.95%           41.46%        60.36%       220.80%
Net Assets End of Period (000s Omitted) ..................   $210,631         $189,773         $120,070      $103,224       $29,436

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.06%, 1.04%, 1.08%, and 1.29%, for the years ended December 31, 2003, 2002, 2001, and 2000, respectively.

(f) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

(g) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.

(h) The fund entered into a new sub-advisory agreement with Wellington Management Company during the period shown.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                         Market
                                                                         Value
                       Name of Issuer                          Shares   (000's)
                       --------------                         -------   -------
COMMON STOCK
Aerospace & Defense - 0.9%
   Curtiss Wright Corp. - Cl. B ...........................    25,600   $ 1,377
   EDO Corp. ..............................................    22,800       550
                                                                        -------
                                                                          1,927
Air Freight & Couriers - 1.1%
   Hub Group Inc. * .......................................    27,600       941
   United Technologies Worldwide, Inc. ....................    25,700     1,354
                                                                        -------
                                                                          2,295
Airlines - 0.5%
   Frontier Airlines, Inc. * ..............................    94,000     1,023
Auto Components - 0.8%
   Modine Manufacturing Co. ...............................    32,500     1,035
   Spartan Motors, Inc. ...................................    52,100       638
                                                                        -------
                                                                          1,673
Banks - 6.0%
   Amcore Financial, Inc. .................................    29,800       899
   Century Bancorp, Inc. - Cl. A ..........................    14,800       487
   East West Bancorp, Inc. * ..............................    51,700     1,587
   First Midwest Bancorp, Inc. ............................    26,900       947
   First Republic Bank * ..................................    42,900     1,848
   New Alliance Bancshares, Inc. * ........................    88,700     1,238
   Silicon Valley Bancshares * ............................    48,900     1,939
   Sky Financial Group, Inc. ..............................    48,300     1,194
   Texas Regional Bancshares, Inc. ........................    55,300     2,539
                                                                        -------
                                                                         12,678
Beverages - 0.6%
   Coca Cola Bottling Co. .................................    11,200       648
   Robert Mondavi Corp. - Cl. A * .........................    16,200       600
                                                                        -------
                                                                          1,248
Biotechnology - 0.3%
   Diversa Corp. * ........................................    55,000       557
Building Products - 1.4%
   Insituform Technologies, Inc. - Cl. A * ................    53,100       864
   Simpson Manufacturing, Inc. * ..........................    27,100     1,521
   Trex, Inc. * ...........................................    16,700       630
                                                                        -------
                                                                          3,015
Chemicals - 1.8%
   Airgas, Inc. * .........................................    49,500     1,183
   Arch Chemicals, Inc. ...................................    35,900     1,035
   MacDermid, Inc. ........................................    18,600       630
   Material Sciences Corp. * ..............................    47,000       500
   Symyx Technologies, Inc. * .............................    14,100       340
                                                                        -------
                                                                          3,688
Commercial Services & Supplies - 4.4%
   Casella Waste Systems, Inc. - Cl. A * ..................    76,400     1,005
   Electro Rent Corp. * ...................................    86,000       901
   G & K Services, Inc. - Cl. A ...........................    32,600     1,310
   Healthcare Services Group, Inc. ........................    43,350       663
   Landauer, Inc ..........................................    16,300   $   728
   McGrath Rent Corp. .....................................    37,600     1,389
   United Stationers, Inc. * ..............................    71,200     2,828
   Waste Connections, Inc. * ..............................    17,700       525
                                                                        -------
                                                                          9,349
Commingled Fund - 0.8%
   First Financial Fund, Inc. * ...........................    54,200       962
   Ishares Russell ........................................     4,700       810
                                                                        -------
                                                                          1,772
Communications Equipment - 1.8%
   Black Box Corp. ........................................    20,600       973
   Cable Design Technologies Corp. * ......................   264,500     2,804
                                                                        -------
                                                                          3,777
Computers & Peripherals - 0.2%
   Intergraph Corp. * .....................................    17,700       458
Construction Materials - 1.1%
   Ameron International Corp. .............................    23,300       795
   Florida Rock Industries, Inc. ..........................    36,850     1,554
                                                                        -------
                                                                          2,349
Containers & Packaging - 1.5%
   AptarGroup, Inc. .......................................    59,500     2,600
   Myers Industries, Inc. .................................    45,700       644
                                                                        -------
                                                                          3,244
Diversified Financials - 2.5%
   Allied Capital Corp. ...................................    62,400     1,524
   American Capital Strategies, Ltd. ......................    63,400     1,776
   Assured Guaranty, Ltd. * ...............................    82,200     1,393
   Financial Federal Corp. ................................    14,400       508
                                                                        -------
                                                                          5,201
Electric Utilities - 3.2%
   Black Hills Corp. ......................................    67,600     2,129
   Cleco Corp. ............................................    58,300     1,048
   El Paso Electric Co. * .................................    83,900     1,296
   Otter Tail Power Co. ...................................    20,700       556
   PNM Resources, Inc. ....................................    83,000     1,724
                                                                        -------
                                                                          6,753
Electrical Equipment - 2.4%
   C&D Technologies, Inc. .................................    37,200       663
   Deswell Industries, Inc. ...............................    46,100     1,111
   Franklin Electric Co., Inc. ............................    30,100     1,137
   The Genlyte Corp. * ....................................    18,600     1,170
   Woodward Governor Co. ..................................    12,500       901
                                                                        -------
                                                                          4,982
Electronic Equipment & Instruments - 1.6%
   Analogic Corp. .........................................     9,400       399
   Exar Corp. * ...........................................    46,500       682
   Littelfuse, Inc. * .....................................    26,400     1,119

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                          Market
                      Name of Issuer                            Shares    Value
                      --------------                           -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Electronic Equipment & Instruments - Continued
   Methode Electronics, Inc. - Cl. A .......................    32,600   $   423
   Technitrol, Inc. * ......................................    33,100       725
                                                                         -------
                                                                           3,348
Energy Equipment & Services - 1.9%
   Atwood Oceanics, Inc. * .................................    15,000       626
   Carbo Ceramics, Inc. ....................................     9,000       614
   Lone Star Technologies, Inc. * ..........................    46,500     1,282
   Tetra Technologies, Inc. * ..............................    37,600     1,010
   West Hampshire Energy Services, Inc. * ..................    24,900       488
                                                                         -------
                                                                           4,020
Food & Drug Retailing - 1.4%
   Casey's General Stores, Inc. * ..........................   137,700     2,520
   Wild Oats Markets, Inc. * ...............................    32,900       463
                                                                         -------
                                                                           2,983
Food Products - 1.2%
   John B Sanfilippo & Son, Inc. * .........................    31,000       828
   Riviana Foods, Inc. Delaware ............................    14,300       374
   Sensient Technologies Corp. .............................    41,800       898
   Volume Services America Holdings, Inc. ..................    24,000       325
                                                                         -------
                                                                           2,425
Gas Utilities - 1.3%
   Atmos Energy Corp. ......................................    33,400       855
   New Jersey Resources Corp. ..............................    23,700       985
   WGL Holdings, Inc. ......................................    29,000       833
                                                                         -------
                                                                           2,673
Health Care Equipment & Supplies - 1.0%
   Arrow International, Inc. ...............................    17,800       532
   PolyMedica Corporation * ................................    50,800     1,577
                                                                         -------
                                                                           2,109
Health Care Providers & Services - 3.6%
   Amerigroup Corp. * ......................................    41,300     2,032
   Amsurg Corp. ............................................    40,049     1,006
   Capital Senior Living Corp. * ...........................   122,200       588
   Corvel Corp. ............................................    19,600       556
   Maximus, Inc. * .........................................    51,900     1,840
   Owens & Minor, Inc. .....................................    62,400     1,616
                                                                         -------
                                                                           7,638
Hotels Restaurants & Leisure - 1.9%
   CEC Entertainment, Inc. * ...............................    24,150       713
   Interstate Hotels & Resorts * ...........................    81,000       436
   Rare Hospitality International, Inc. * ..................    38,100       949
   Ruby Tuesday, Inc. ......................................    35,700       980
   Sonic Corp. * ...........................................    37,600       855
                                                                         -------
                                                                           3,933
Household Durables - 4.1%
   CSS Industries, Inc. * ..................................    32,600     1,142
   Mathews International Corp. * ...........................    31,900     1,051
   Meritage Corp. * ........................................    14,000   $   963
   Skyline Corp. ...........................................    26,500     1,077
   Stanley Furniture Co., Inc. * ...........................    25,600     1,078
   WCI Communities, Inc. * .................................    83,800     1,870
   Yankee Candle, Inc. * ...................................    47,200     1,381
                                                                         -------
                                                                           8,562
Industrial Conglomerates - 0.7%
   Carlisle Cos., Inc. .....................................    23,000     1,432
Insurance - 7.9%
   Delphi Financial Group, Inc. - Cl. A * ..................    35,950     1,600
   IPC Holdings, Ltd. ......................................    34,200     1,263
   Markel Corp. * ..........................................     3,100       860
   Max Re Capital, Ltd. ....................................    67,000     1,305
   Platinum Underwriters Holdings ..........................    53,300     1,622
   Proassurance Corp. * ....................................    51,200     1,746
   Reinsurance Group of America ............................    52,200     2,122
   Scottish Annuity & Life .................................    86,200     2,004
   The Midland Co. .........................................    49,400     1,465
   Triad Guaranty, Inc. * ..................................    24,200     1,409
   Universal American Financial Corp. * ....................   122,400     1,344
                                                                         -------
                                                                          16,740
Internet Software & Services - 0.3%
   Websense, Inc. * ........................................    18,000       670
Leisure Equipment & Products - 0.5%
   SCP Pool Corp. * ........................................    25,000     1,125
Machinery - 4.4%
   Albany International Corp. - Cl . A .....................    42,800     1,436
   IDEX Corp. ..............................................    38,600     1,326
   JLG Industries, Inc. ....................................    75,100     1,043
   Kadant, Inc. * ..........................................    63,800     1,476
   Nordson Corp. ...........................................    34,800     1,509
   Quixote Corp. ...........................................    48,000       963
   Thomas Industries, Inc. .................................    44,600     1,481
                                                                         -------
                                                                           9,234
Marine - 0.5%
   Kirby Corp. * ...........................................    27,900     1,085
Media - 1.9%
   Advo, Inc. * ............................................    20,100       662
   Courier Corp. ...........................................    36,200     1,511
   Journal Register Co. * ..................................    51,200     1,024
   Saga Communications, Inc. - Cl. A * .....................    45,100       823
                                                                         -------
                                                                           4,020
Metals & Mining - 2.1%
   Aber Diamond Corp. ......................................    17,400       516
   Carpenter Technology Corp. * ............................    47,400     1,614
   Gibraltar Steel Corp. ...................................    36,000     1,182
   Meridian Gold, Inc. * ...................................    85,100     1,104
                                                                         -------
                                                                           4,416

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                         Market
                      Name of Issuer                         Shares       Value
                      --------------                       ---------   ---------
                                                                         (000's)
COMMON STOCK - Continued

Multi-Utilities - 0.7%
   Vectren Corp. * .....................................      29,700    $    745
   Weststar Energy, Inc. ...............................      39,100         779
                                                                        --------
                                                                           1,524
Multiline Retail - 0.7%
   Stein Mart, Inc. * ..................................      87,400       1,421
Oil & Gas - 4.0%
   Encore Acquisition Co. ..............................      75,000       2,092
   Forest Oil Corp. * ..................................      51,700       1,412
   Magnum Hunter Resources, Inc. .......................      86,100         894
   Penn Virginia Corp. .................................      37,600       1,358
   Plains Exploration & Production Co. * ...............      39,900         732
   St. Mary Land & Exploration Co. * ...................      23,700         845
   Todco - Cl. A * .....................................      24,600         381
   Vintage Petroleum, Inc. .............................      36,200         614
                                                                        --------
                                                                           8,328
Paper & Forest Products - 1.7%
   Chesapeake Corp. ....................................      18,800         501
   Deltic Timber Corp. .................................      24,400         937
   Potlatch Corp. ......................................      32,800       1,366
   Wausau-Mosinee Paper Corp. ..........................      41,200         713
                                                                        --------
                                                                           3,517
Personal Products - 0.5%
   NBTY, Inc. * ........................................      36,200       1,064
Real Estate Investment Trust - 7.5%
   Acadia Realty Trust .................................      55,100         757
   Bedford Property Investors, Inc. ....................      49,700       1,453
   East Group Properties, Inc. .........................      34,500       1,162
   Gables Residential Trust ............................      33,100       1,125
   Getty Realty Corp. NEW ..............................      29,500         742
   Glenborough Realty Trust, Inc. ......................      23,300         428
   Innkeepers USA Trust ................................     121,000       1,247
   Kilroy Realty Corp. .................................      46,900       1,599
   LaSalle Hotel Properties ............................      49,400       1,205
   Maguire Properties, Inc. ............................      21,900         542
   PS Business Parks, Inc. .............................      18,900         761
   RAIT Investment Trust ...............................      26,600         656
   Realty Income Corp. .................................      25,600       1,068
   Sun Communities, Inc. ...............................      31,200       1,175
   Ventas, Inc. ........................................      30,900         722
   Washington Real Estate Investment Trust .............      40,100       1,178
                                                                        --------
                                                                          15,820
Road & Rail - 3.9%
   Dollar Thrifty Automotive Group, Inc. * .............      28,200         774
   Genesee & Wyo., Inc. - Cl. A ........................      98,350       2,331
   Landstar Systems, Inc. * ............................      27,700       1,465
   Overnite Corp. * ....................................      46,500       1,367
   USF Corp. ...........................................      38,200    $  1,342
   Werner Enterprises, Inc. * ..........................      42,100         888
                                                                        --------
                                                                           8,167
Semiconductor Equipment & Products - 1.9%
   Atmi, Inc. * ........................................      19,600         535
   ESS Technology, Inc. * ..............................      65,300         699
   MPS Group, Inc. * ...................................      98,700       1,196
   Mykrolis Corp. * ....................................      53,600         934
   Pericom Semiconductor Corp. * .......................      50,400         540
                                                                        --------
                                                                           3,904
Software - 1.0%
   Ansys, Inc. .........................................      13,900         653
   Progress Software Corp. * ...........................      39,100         847
   SPSS, Inc. ..........................................      39,100         703
                                                                        --------
                                                                           2,203
Specialty Retail - 6.7%
   Aaron Rents, Inc. ...................................      54,500       1,806
   Building Materials Holdings Corp. - Sr. Notes .......      63,300       1,198
   Cato Corp. - Cl. A ..................................      27,900         626
   Gildan Activewear, Inc. - Cl. A * ...................      53,100       1,524
   Hancock Fabrics, Inc. ...............................      51,200         653
   Haverty Furniture Co., Inc. .........................      72,300       1,264
   Hibbett Sporting Goods, Inc. * ......................      42,300       1,157
   O'Reilly Automotive, Inc. * .........................      66,600       3,010
   Shoe Carnival, Inc. * ...............................      57,500         863
   Stage Stores, Inc. * ................................      19,900         750
   TBC Corp. * .........................................      56,800       1,352
                                                                        --------
                                                                          14,203
Textiles & Apparel - 0.6%
   Culp, Inc. * ........................................      33,700         262
   Cutter & Buck, Inc. * ...............................      63,500         654
   Unifi, Inc. * .......................................     111,700         328
                                                                        --------
                                                                           1,244
Tobacco - 1.5%
   Standard Commercial Corp. * .........................      52,100         941
   Universal Corp. * ...................................      43,900       2,236
                                                                        --------
                                                                           3,177
                                                                        --------
                                     TOTAL COMMON STOCK-
                                         (Cost $164,638)        98.3%    206,974
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 14.9%
   State Street Navigator Securities Lending
      Portfolio ........................................    $ 31,412      31,412

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                               Par
                    Name of Issuer                            Value      Value
                    --------------                           -------   --------
                                                             (000's)    (000's)
SHORT-TERM INVESTMENTS - 1.6%

   Investment in joint trading account
   1.344% due 07/01/04
   (Cost $3,373)  ........................................    $3,373   $  3,373
                                                              ------   --------
                                        TOTAL INVESTMENTS-
                                           (Cost $199,423)     114.8%   241,759
                      Payables, less cash and receivables-     (14.8)%  (31,128)
                                                              ------   --------
                                               NET ASSETS-     100.0%  $210,631
                                                              ======   ========

*    Non-income producing security.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

     John Hancock Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transactions are recorded on the date of purchase or sale.

     Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
--------------                                                      ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

     The Fund had borrowings under the line of credit during the period ended June 04, 2004 as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Average Daily Loan Balance
During the Period for which   Weighted Average
  Loans were Outstanding        Interest Rate     Interest Expense
---------------------------   -----------------   ----------------
           $1,342                   1.51%                $1

     Securities lending: The Fund has entered into an agreement with SSBT to lend its securities to certain qualified brokers who pay the Fund's negotiated lender fees. This loan is collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2004, the market value of the securities loaned and the market value of the collateral for the Fund was as follows:

Value of Securities Loaned   Value of Collateral
--------------------------   -------------------
          $30,822                  $ 31,412

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date. At June 30, 2004, the Fund had no open forward foreign currency contracts.

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred no net realized capital losses.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the rate of 0.95% on an annual basis of the Fund's net assets.

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $14.

     John Hancock has entered into Sub-Advisory Agreements with T. Rowe Price Associates, Inc. and Wellington Management Company, and under its supervision, are responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $49,196            $44,780

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, commercial paper and collateral for securities lending) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
$ 170,416       $37,355       $(2,688)         $34,667

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily related to certain securities sold at a loss and to certain distributions received from investments in Real Estate Investment Trusts. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
  Ordinary      Net Long-Term   Capital Loss    Net Unrealized
   Income       Capital Gain    Carryforwards    Appreciation
-------------   -------------   -------------   --------------
     $67            $449             $--            $34,667

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year    Ordinary Income     Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003        $2,961                  $5,147                $   --
2002           885                   1,001                 1,231

                                                          Inception: May 1, 2003
--------------------------------------------------------------------------------
Total Return Bond Fund
Pacific Investment Management Company Llc                       William H. Gross
--------------------------------------------------------------------------------

..    Year to date, the Fund returned 0.23%, outperforming its benchmark, the
     Lehman Brothers Aggregate Bond Index.

..    The Fund outperformed its benchmark primarily due to sector allocation decisions (especially an overweight to non-dollar securities), while duration / yield curve decisions detracted.

..    The Fund's exposure to TIPS (U.S. inflation-index bonds) contributed the most to absolute performance.

..    The manager uses proprietary research, economic analysis and quantitative tools seeking to add value across all key decisions (duration, sector, security and derivatives) and opportunistically invests broadly across key fixed income sectors including high yield and non-U.S. sectors.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (as of June 30, 2004)

                                                                        % of
                                                                     Investments
                                                                     -----------
Federal Republic of Germany                                             16.5%
Government National Mortgage Assoc.                                     15.4%
Bear Stearns Trust                                                       9.6%
U.S. Treasury                                                            7.9%
Federal Home Loan Mortgage Corp.                                         6.7%
CWMBS, Inc.                                                              6.2%
Federal National Mortgage Assoc.                                         5.8%
Small Business Administration                                            3.2%
NAAC Reperforming Loan Remic Trust                                       2.6%
United Mexican States                                                    1.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS/2/

                                                                 Lehman Brothers
                                                  Total Return    Aggregate Bond
                                                   Bond Fund          Index
                                                  ------------   ---------------
YTD/3/                                                0.23%           0.15%
1 Year                                                0.56            0.33
Since Inception (5/1/03)                              1.90            1.70
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORNINGSTAR CATEGORY/1/:

..    Intermediate Term Bond

MORNINGSTAR RISK/1/:

..    (VL/VUL) N/A
..    (VA) N/A

MORNINGSTAR RATING/1/:

..    (VL/VUL) N/A
..    (VA) N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND COMPOSITION (as of June 30, 2004)/4/

                                                                           % of
Credit Quality                                                            Assets
--------------                                                            ------
AAA/Government/Agency                                                     67.11%
AA                                                                        16.42%
A                                                                          3.23%
BBB                                                                       10.40%
BB & lower                                                                 2.66%
Not Rated/Other                                                            0.18%
Weighted Average Yield                                                     5.08%
--------------------------------------------------------------------------------

/1/  Source: Morningstar Inc. Data as of 6/30/04, this fund is not yet rated.

/2/ Total returns are for the period ended June 30, 2004. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. Performance would be lower if expenses and charges of the separate accounts and products were reflected.

/3/  Year to date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Total Return Bond Fund
(000's Omitted)

ASSETS
Long term investments at cost .......................................   $39,194
Net unrealized depreciation of investments ..........................      (530)
Short-term investments at value .....................................    20,060
                                                                        -------
      Total investments .............................................    58,724
Cash ................................................................        26
Foreign currency at value (cost $14) ................................        14
Receivable for:
   Interest .........................................................       289
   Unrealized appreciation in forward currency contracts ............        13
   Other assets .....................................................         5
                                                                        -------
Total assets ........................................................    59,071
                                                                        -------

LIABILITIES
Payables for:
   Investments purchased ............................................     9,173
   Net payable for swap contracts ...................................       123
   Written options at value (premium received $77) ..................        21
                                                                        -------
Total liabilities ...................................................     9,317
                                                                        -------
Net assets ..........................................................   $49,754
                                                                        =======
Shares outstanding, $0.01 Par Value (unlimited shares authorized) ...     4,997
                                                                        -------
Net asset value per share ...........................................   $  9.96
                                                                        =======
Composition of net assets:
   Capital paid-in ..................................................   $50,065
   Accumulated net realized loss on investments, futures and
      foreign currency transactions .................................       297
   Undistributed net investment income ..............................         8
   Net unrealized appreciation (depreciation) of:
      Investments ...................................................      (530)
      Written Options ...............................................        56
      Swap contracts ................................................      (123)
      Translation of assets and liabilities in foreign currencies ...       (19)
                                                                        -------
Net assets ..........................................................   $49,754
                                                                        =======

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
Total Return Bond Fund
(000's Omitted)

INVESTMENT INCOME
   Interest ...........................................................   $ 674

EXPENSES
   Investment advisory fee ............................................     166
   Auditors fees ......................................................       2
   Custodian fees .....................................................      20
   Legal fees .........................................................       2
   Printing & mailing fees ............................................       3
   Trustees' fees .....................................................       1
   Other fees .........................................................       1
                                                                          -----
Total expenses ........................................................     195
                                                                          -----
   Less expenses reimbursed ...........................................     (15)
                                                                          -----
Net expenses ..........................................................     180
                                                                          -----
Net investment income .................................................     494
                                                                          -----
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on:
      Investments .....................................................     245
      Foreign currency transactions ...................................      83
   Change in unrealized appreciation (depreciation) on:
      Investments .....................................................    (783)
      Written options .................................................      53
      Swap contracts ..................................................     (92)
      Translation of assets and liabilities in foreign currencies .....      57
                                                                          -----
Net realized and unrealized loss ......................................    (437)
                                                                          -----
Net increase in net assets resulting from operations ..................   $  57
                                                                          =====

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Total Return Bond Fund
(000's Omitted)

                                                                                     Unaudited
                                                                                     Six-Month      Year Ended
                                                                                   Period Ended    December 31,
                                                                                   June 30, 2004       2003
                                                                                   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
   Net investment income .......................................................      $   494        $   404
   Net realized gain ...........................................................          328            142
   Change in net unrealized appreciation (depreciation) ........................         (765)           149
                                                                                      -------        -------
      Net increase in net assets resulting from operations .....................           57            695
Distributions to shareholders from:
   Net investment income .......................................................         (490)          (400)
   Realized gains ..............................................................                        (173)
                                                                                      -------        -------
      Decrease in net assets resulting from distributions ......................         (490)          (573)
From fund share transactions:
   Proceeds from shares sold ...................................................       14,002         43,263
   Distributions reinvested ....................................................          490            573
   Payment for shares redeemed .................................................       (6,311)        (1,952)
                                                                                      -------        -------
      Increase in net assets from fund share transactions ......................        8,181         41,884
                                                                                      -------        -------
NET INCREASE IN NET ASSETS .....................................................        7,748         42,006

NET ASSETS
   Beginning of Period .........................................................       42,006
                                                                                      -------        -------
   End of Period (including undistributed net investment income of $8 and $4,
      respectively) ............................................................      $49,754        $42,006
                                                                                      =======        =======
Analysis of fund share transactions:
   Sold ........................................................................        1,385          4,324
   Reinvested ..................................................................           49             57
   Redeemed ....................................................................         (623)          (195)
                                                                                      -------        -------
Net increase in fund shares outstanding ........................................          811          4,186
                                                                                      =======        =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                                                                             Total Return Bond Fund
                                                                                   -----------------------------------------
                                                                                     Unaudited         Period from May 1, to
                                                                                    Period Ended           December 31,
                                                                                   June 30, 2004             2003(e)
                                                                                   -------------      ----------------------
Net Assets Value at Beginning of Period ........................................      $ 10.04                 $ 10.00
Income from Investment Operations:
   Net Investment Income .......................................................         0.10                    0.12
   Net Realized and Unrealized Gain (Loss) on Investment(a) ....................        (0.08)                   0.08
                                                                                      -------                 -------
   Total From Investment Operations ............................................         0.02                    0.20
Less Distributions:
   Distribution from Net Investment Income .....................................        (0.10)                  (0.12)
   Distribution from Net Realized Gains on Investments .........................                                (0.04)
                                                                                      -------                 -------
   Total Distributions .........................................................        (0.10)                  (0.16)
                                                                                      -------                 -------
Net Assets Value at End of Period ..............................................      $  9.96                 $ 10.04
                                                                                      =======                 =======
Total Investment Return (b).....................................................         0.23%(c)                1.99%(c)
Ratios/Supplemental Data:
   Ratio of Operating Expense to Average Net Assets ............................         0.76%(d)(f)             0.77%(d)
   Ratio of Net Investment Income to Average Net Assets ........................         2.10%(d)                1.89%(d)
   Portfolio Turnover Rate .....................................................       469.81%(c)              537.79%(c)
Net Assets End of Period (000s Omitted) ........................................      $49,754                 $42,006

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(b) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(c)  Not annualized.

(d)  Annualized.

(e)  Commencement of investment operations.

(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .83% for the period ending June 30, 2004.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                 Par     Market
                                                                Value     Value
                         Name of Issuer                        (000's)   (000's)
                         --------------                        -------   -------
PUBLICLY-TRADED BONDS

Auto Loan - 0.2% Ford Motor Credit Co. - Bonds
   7.75% due 03/15/05 ......................................   $    90   $   93
Banks - 0.5% Banc America Mortgage Securities, Inc. - Ser
   2004-2 Cl. 5A1 6.5% due 10/25/19 ........................       257      262
Diversified Financials - 0.5% CIT Group, Inc. - Sr. Notes
   7.75% due 04/02/12 ......................................       200      228
Citigroup, Inc.
   1.275% due 12/28/04 .....................................     1,000        9
                                                                         ------
                                                                            237
Diversified Telecommunication Services - 2.1%
   AT&T Broadband Corp. - Notes
      8.375% due 03/15/13 ..................................       200      235
   AT&T Corp. - Sr. Notes
      7.8% due 11/15/11 ....................................       150      154
   Bellsouth Corp. - Notes
      6.0% due 10/15/11 ....................................       150      157
   France Telecom
      8.25% due 03/14/08 ...................................       200      270
   France Telecom SA - Notes
      9.25% due 03/01/11 ...................................       200      232
                                                                         ------
                                                                          1,048
Electric/Gas - 1.1%
   Dominion Resources, Inc. - Notes
      5.7% due 09/17/12 ....................................       150      153
   Pacific Gas & Electric Co. - Bonds
      1.81% due 04/03/06 ...................................       200      200
   Progress Energy, Inc. - Sr. Notes
      6.85% due ............................................       100      108
   PSEG Power LLC - Sr. Notes
      6.95% due 06/01/12 ...................................       100      109
                                                                         ------
                                                                            570
Finance - 5.0%
   AIG SunAmerica Institutional Funding
      1.2% due 01/26/05 ....................................    45,000      414
   Deutsche Telekom International Finance
      6.375% due 07/11/06 ..................................       400      517
   General Motors Acceptance Corp.
      1.995% due 05/18/06 ..................................       700      701
   Tobacco Settlement Financing Corp. - Ser. A
      6.25% due 06/01/42 ...................................       500      411
   Tobacco Settlement Revenue Management - Ser. B
      6.375% due 05/15/28 ..................................       200      171
   UFJ Finance Aruba - GTD Notes
      6.75% due 07/15/13 ...................................        50       52
   Verizon Global Funding Corp. - Notes
      7.25% due 12/01/10 ...................................   $   200   $  224
                                                                         ------
                                                                          2,490
Food Products - 0.2% Kraft Foods, Inc. - Notes
   6.25% due 06/01/12 ......................................       100      105
Foreign Governmental - 16.5%
   Federal Republic of Brazil - Bonds
   11.0% due 08/17/40 ......................................       250      233
Federal Republic of Germany
   4.5% due 07/04/09 .......................................     3,200    4,054
   5.0% due 07/04/12 .......................................     1,600    2,062
   5.25% due 01/04/11 ......................................       200      262
Republic of Brazil
   2.063% due 04/15/09 .....................................        29       27
Republic of Brazil - Ser. L
   2.125% due 04/15/06 .....................................       171      169
Republic of Panama
   9.625% due 02/08/11 .....................................       350      384
Republic of Peru - Bonds
   9.125% due 02/21/12 .....................................       225      230
Russian Federation
   8.75% due 07/24/05 ......................................        50       53
United Mexican States
   1.84% due 01/13/09 ......................................       500      508
   6.375% due 01/16/13 .....................................       230      229
                                                                         ------
                                                                          8,211
Hotels Restaurants & Leisure - 0.4%
   MGM Mirage, Inc. - Ser. B
   6.0% due 10/01/09 .......................................       200      196
Media - 0.7% Time Warner, Inc. - Notes
   6.875% due 05/01/12 .....................................       300      324
Municipal - 2.7% De Kalb County Georgia Water & Sewage -
   Ser. A 5.0% due 10/01/35 ................................       200      197
   Harris County Texas
      5.0% due 08/15/33 ....................................       100       97
   Massachusetts Saint - Ser. C
      5.5% due 11/01/10 ....................................       500      557
   University of Texas Permanent University Fund - Ser. B
      4.75% due 07/01/30 ...................................       500      471
                                                                         ------
                                                                          1,322
Other Asset Backed - 2.6%
   NAAC Reperforming Loan Remic Trust - Ser
      2004-R1 Cl. A2 144A (a)
      7.5% due 03/25/34 ....................................       906      989

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                                 Par      Market
                                                                Value     Value
                        Name of Issuer                         (000's)   (000's)
                        --------------                         -------   -------
PUBLICLY-TRADED BONDS - Continued

Other Asset Backed - Continued
   Residential Asset Funding and Mortgage
      Securities Corp. - Ser. 2001 KS3 Cl. A II
      1.33% due 09/25/31 ...................................    $  106   $   107
   Residential Asset Securities Corp. - Ser. 2004
      KS6 Cl. AII B1
      1.22% due 04/25/13 ...................................       200       200
                                                                         -------
                                                                           1,296
Paper & Forest Products - 0.2% Weyerhaeuser Co. - Notes
   6.125% due 03/15/07 .....................................        75        79
U.S. Government Agencies - 24.1%
   Federal Home Loan Mortgage Corp. - Bonds
   5.5% due 06/01/24 .......................................     2,000     2,025
   6.0% due 10/15/32 .......................................       484       501
Federal Home Loan Mortgage Corp. - Bonds Ser. 2559 Cl. PB
   5.5% due 08/15/30 .......................................        61        62
Federal National Mortgage Assoc. - Bonds
   5.5% due 10/01/32 .......................................
   5.5% due 12/01/33 .......................................
Federal National Mortgage Assoc. - Bonds Ser.
   2004-11 Cl. 1A
   1.22% due 03/25/34 ......................................       388       386
Federal National Mortgage Assoc. - Ser. 2004- T1 1A1
   6.0% due 01/25/44 .......................................       917       940
Federal National Mortgage Assoc. - Ser. 2004- W2 Cl. 1A2F
   1.44% due 02/25/44 ......................................       908       904
Government National Mortgage Assoc. - Bonds
   5.0% due 05/15/33 .......................................     5,763     5,596
Government National Mortgage Assoc. - Ser.2002-30 Cl. Z
   6.5% due 05/20/32 .......................................       345       358
Small Business Administration - Ser. 2004 10A
   4.504% due 02/10/14 .....................................     1,291     1,222
                                                                         -------
                                                                          11,994
U.S. Governmental - 6.1%
   U.S. Treasury - Bonds
      7.875% due 02/15/21 ..................................       900     1,162
   U.S. Treasury - Notes
      2.0% due 01/15/14 ....................................       710       706
      3.0% due 07/15/12 ....................................       521       563
      5.0% due 08/15/11 ....................................       600       626
                                                                         -------
                                                                           3,057
Whole Loan CMOs - 14.5%
Ameriquest Mortgage Securities, Inc. - Ser .................
   2004-X2 Cl. A 144A (a)
   1.851% due 06/25/34 .....................................    $  200   $   200
Bear Stearns ARM Trust - Ser. 2003 Cl. III A1
   5.18% due 04/25/33 ......................................
Bear Stearns ARM Trust - Ser. 2004-3 Cl. IA 2
   3.996% due 07/25/34 .....................................       985       983
Bear Stearns ARM Trust - Ser. 2004-6 Cl. 1A1
   4.707% due 07/30/34 .....................................     1,900     1,909
Bear Stearns Trust - Ser. 2004-2 Cl. 1A1
   5.316% due 02/19/05 .....................................       800       809
CWMBS, Inc. - Ser. 1999-9 Cl. A1
   6.5% due 08/25/29 .......................................        57        57
CWMBS, Inc. - Ser. 2003-J14 Cl. 2A1
   6.25% due 12/25/33 ......................................       531       540
CWMBS, Inc. - Ser. 2003-R4 Cl. 2A 144A (a)
   6.5% due 01/25/34 .......................................       768       789
CWMBS, Inc. - Ser. 2004 12 Cl. 11A2
   4.431% due 08/25/34 .....................................     1,000     1,005
GS Mortgage Securities Corp. - Ser. 2003-1 Cl. A2
   1.79% due 01/25/32 ......................................       200       204
Mellon Residential Funding Corp. - Ser. 2000 TBC2 Cl. A1
   1.34% due 06/15/30 ......................................       115       114
Structured Asset Securities Corp. - Ser. 2003
   NP3 Cl. A1 144A (a)
   1.6% due 11/25/33 .......................................       223       223
Structured Asset Securities Corp. - Ser. 2003- S1 Cl. A1
   1.25% due 08/25/33 ......................................        65        65
WAMU - CTF Cl. A
   1.0% due 02/27/34 .......................................       309       309
                                                                         -------
                                                                           7,207
Wireless Telecommunications Services - 0.3%
   AT&T Wireless Group - Notes
   8.125% due 05/01/12 .....................................       150       173
                                                                         -------
   TOTAL PUBLICLY-TRADED BONDS-
      (Cost $39,194) .......................................      77.7%   38,664

COMMERCIAL PAPER

Auto Loan - 0.6%
   Ford Motor Credit Co.
      1.77% due 09/03/04 ...................................       300       299
Banks - 11.6%
   Bank Ireland Governor & Co.
      1.285% due 09/03/04 ..................................       500       499
   Danske Corp.
      1.24% due 09/17/04 ...................................       800       798
   DNB NOR Bank ASA
      1.265% due 09/03/04 ..................................       600       599

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2004
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                              Par        Market
                                                             Value       Value
                        Name of Issuer                      (000's)     (000's)
                        --------------                      -------     -------
COMMERCIAL PAPER - Continued
Banks - Continued
Lloyds Bank plc
   1.185% due 07/21/04 .................................   $ 1,300     $  1,299
Royal Bank of Scotland plc
   1.09% due 08/06/04 ..................................       500          499
Spintab
   1.49% due 09/02/04 ..................................       800          798
Svenska Handelsbanken AB
   1.25% due 09/01/04 ..................................       100          100
   1.07% due 07/21/04 ..................................       300          300
Westpac Trust Securities NZ, Ltd.
   1.22% due 08/25/04 ..................................       900          898
                                                                       --------
                                                                          5,790
Finance -19.7%
CBA Delaware Finance, Inc.
   1.07% due 07/15/04 ..................................       800          800
   1.15% due 08/10/04 ..................................       100          100
   1.225% due 08/23/04 .................................       500          499
CDC Commercial
   1.085% due 08/04/04 .................................       500          499
   1.10% due 08/17/04 ..................................       900          899
General Electric Capital Corp.
   1.30% due 09/08/04 ..................................     1,300        1,297
   1.46% due 09/14/04 ..................................       100          100
HBOS Treasury Services plc
   1.095% due 08/02/04 .................................       600          599
   1.58% due 10/21/04 ..................................       500          498
   1.585% due 10/26/04 .................................       300          298
ING United Funding LLC
   1.345% due 09/09/04 .................................       100          100
National Australia Funding Delaware, Inc.
   1.21% due 07/19/04 ..................................       200          200
Shell Finance
   1.23% due 08/11/04 ..................................     1,300        1,298
UBS Finance Delaware LLC
   1.195% due 07/21/04 .................................     1,300        1,299
UniCredit Delaware
   1.47% due 09/14/04 ..................................     1,300        1,296
                                                                       --------
                                                                          9,782
U.S Government Agencies - 8.4%
   Federal Home Loan Bank - Disc. Notes
   1.17% due 07/16/04 ..................................       100          100
   1.18% due 08/25/04 ..................................       500          499
Federal Home Loan Mortgage Corp. - Disc. Notes
   1.44% due 09/14/04 ..................................       200          199
   1.475% due 09/30/04 .................................       100          100
Federal National Mortgage Assoc. - Disc. Notes
   1.105% due 09/01/04 .................................       500          499
   1.06% due 07/21/04 ..................................       200          200
   1.185% due 08/25/04 .................................       600          599
U.S.Government Agencies - Continued
   1.20% due 09/08/04 ..................................   $   900     $    897
   1.415% due 09/15/04 .................................       900          897
   1.53% due 10/18/04 ..................................       200          199
                                                                       --------
                                                                          4,189
                                 TOTAL COMMERCIAL PAPER-
                                          (Cost $20,060)      40.3%      20,060
                                                           -------     --------
                                      TOTAL INVESTMENTS-
                                          (Cost $59,254)     118.0%      58,724
                    Payables, less cash and receivables-     (18.0)%     (8,970)
                                                           -------     --------
                                             NET ASSETS-     100.0%    $ 49,754
                                                           =======     ========

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, securities aggregated $2,201 or 4.4% of net assets of the Portfolio.

 See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION
     John Hancock Total Return Bond Fund (the "Fund"), which commenced operations on May 1, 2003, is a diversified series of John Hancock Variable Series Trust I (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust and consists of thirty different funds as of June 30, 2004. The results of this Fund are included in this report. The results of the other Funds in the Trust are presented under separate cover. The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETF's and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day. Investment security transations are recorded on the date of purchase or sale.

     Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     Short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Fund, are valued at fair value as determined in good faith by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Three types of significant events require valuation of a portfolio security. In each situation, the significant event has rendered the price of the affected security as not "readily available."

     The first type of significant events involves single issuer specific events that affect only the price of one particular portfolio security. Examples include, but are not limited to: corporate reorganizations, mergers, corporate announcements of earnings, buyouts, and significant litigation involving the issuer of the portfolio security.

     The second type of significant events involves events that may relate to more than one issuer. These events could include, for example: governmental actions affecting securities in a sector, country or region; a natural disaster; an armed conflict; or a similar situation affecting a country, region or sector.

     The third category of significant events involves significant fluctuations in domestic or foreign markets that may affect the prices of all portfolio securities belonging to a particular market. There are a number of factors that may indicate a market fluctuation significant event has occurred, including, but not limited to, a swing in the U.S. market indexes, a swing in particular foreign market indexes, or a significant price change in Exchange Traded Funds in a particular foreign market.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Repurchase agreements: The Fund may enter into repurchase agreements which are contracts under which the Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Fund to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2004 are as follows:

Name of Issuer                                                      Market Value
-------------                                                       ------------
Alpine Securitization Corp., 1.20%, due 07/02/04                      $ 29,999
American General Finance Corp., 1.26%, due 07/07/04                     29,994
Barton Capital Corp., 1.06%, due 07/01/04                               12,000
Barton Capital Corp., 1.20%, due 07/01/04                               18,000
Citicorp, 1.25%, due 07/02/04                                           29,999
Clipper Receivables Corp., 1.50%, due 07/01/04                          30,000
ED & F Man Treasury Management, 1.46%, due 07/01/04                     11,282
Gemini Securitization Corp., Inc., 1.5%, due 07/01/04                   30,000
Goldman Sachs Group, 1.25%, due 07/02/04                                19,999
Goldman Sachs Group, 1.27%, due 07/06/04                                 9,998
National Australia Funding, 1.22%, due 07/02/04                          5,700
Receivables Capital Corp., 1.34%, due 07/07/04                           1,051
Societe Generale North, 1.32%, due 07/06/04                             14,997
Surrey Funding Corp., 1.50%, due 07/01/04                               30,000
Three Pillars Funding Corp. 1.30%, due 07/06/04                         29,995
                                                                      --------
   Joint Trading Account Totals                                       $303,014
                                                                      ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Discount and premium on debt securities: The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributed to the Fund are allocated on the basis of relative net assets of the Fund.

     Bank borrowings: The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian, and the Bank of New York. These agreements enable the Fund to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Interest is charged to the Fund, based on its borrowing. In addition, a commitment fee is charged to the Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds in the Trust. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. For the period ended June 30, 2004, the Fund had no bank borrowings.

     Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2004, the Fund had no open financial futures contracts.

     Forward foreign currency contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2004, the Fund had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                              Principal Amount                        Unrealized
Currency Purchased          Covered by Contract   Expiration Month   Gain (Loss)
------------------          -------------------   ----------------   -----------
Brazilian Real                       18               September 04       $--
Chilean Peso                         29                  August 04        --
Chilean Peso                         19               September 04        --
Hong Kong Dollar                     10                    July 04        --
Hong Kong Dollar                     30               September 04        --
Indian Rupee                         30               September 04        --
Japanese Yen                        504                    July 04         2
South Korean Won                     10                    July 04        --
South Korean Won                     20               September 04        --
Mexican Peso                         77                  August 04        --
Mexican Peso                         20               September 04        --
Peruvian Nouveau                     20               September 04        --
New Russian Ruble                    19               September 04        --
Singapore Dollar                     10                    July 04        --
Singapore Dollar                     20               September 04        --
New Taiwan Dollar                    20               September 04        --
South African Rand                   21               September 04        --
                                                                         ---
                                                                         $ 2
                                                                         ===
Currency Sold
-------------
Euro                               1,041                   July 04       $11
South African Rand                    13              September 04        --
                                                                         ---
                                                                         $11
                                                                         ---
                                                                         $13
                                                                         ===

     Options: The Fund may use option contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments.

     When the Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When the Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not preform under the contracts' terms.

     As of June 30, 2004, the Fund had open written options as follows:

                              Open
                           Contracts   Strike Price   Expiration Month   Market Value
                           ---------   ------------   ----------------   ------------
OTC EWPO 3ML 6.0 (Put)       2,000         6.0            October04          $ (1)
OTC EWCO 3ML 3.8 (Call)      2,000         3.8            October04            (1)
OTC EWPO 3ML 5.5 (Put)       2,100         5.5            October04           (19)
OTC EWCO 3ML 3.75 (Call)     3,800         3.75           October04            --
                                                                             ----
                                                                             $(21)
                                                                             ====

     Swap Agreements: The Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Net market value is reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as income or expense when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     Swap agreements which were open for the period ended June 30, 2004 are summarized as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                              Net Unrealized
                                                                               Appreciation
Par Value                Interest Rate Swaps:                Counter Party    (Depreciation)
---------                --------------------                --------------   --------------
    9,000   To make or receive semi-annual pay-              Morgan Stanley       $(266)
            ments through 12/15/2009 based on the
            difference between (A) the fixed rate of 4.00%
            and (B) floating rate of 3 Month LIBOR,
            adjusted every 3 months.

      400   To make or receive semi-annual pay-                  Bank of            (12)
            ments through 12/15/2009 based on the                America
            difference between (A) the fixed rate of
            4.00% and (B) floating rate of 3 Month
            LIBOR, adjusted every 3 months.

    3,500   To make or receive semi-annual pay-                 Barclays            (45)
   (EURO)   ments through 6/17/2010 based on the
            difference between (A) the fixed rate of 4.00%
            and (B) floating rate of 6 Month EURIBOR,
            adjusted every 6 months.

      300   To make or receive semi-annual pay-                  Bank of              8
            ments through 12/15/2014 based on the                America
            difference between (A) the fixed rate of
            5.00% and (B) floating rate of 3 Month
            LIBOR, adjusted every 3 months.

    2,600   To make or receive semi-annual pay-                 JP Morgan            67
            ments through 12/15/2014 based on the
            difference between (A) the fixed rate of
            5.00% and (B) floating rate of 6 Month
            LIBOR, adjusted every 3months.

    3,800   To make or receive semi-annual pay-                    UBS               55
    (GBP)   ments through 3/20/2018 based on the
            difference between (A) the fixed rate of 5.00%
            and (B) floating rate of 6 Month LIBOR,
            adjusted every 6 months.

    4,700   To make or receive semi-annual pay-                    UBS               70
   (EURO)   ments through 3/20/2018 based on the
            difference between (A) the fixed rate of 6.00%
            and (B) floating rate of 6 Month EURIBOR,
            adjusted every 6 months.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                                                  Net Unrealized
                                                                   Appreciation
Par Value          Credit Default Swaps:          Counter Party   (Depreciation)
---------   -----------------------------------   -------------   --------------
      200   To make annual fixed coupon           Merrill Lynch       $  --
            payments through 3/09/2005 based on
            the annual fixed rate of 0.97%. In
            the event of a predefined "credit
            event notice" of the Russian
            Federation 5.0%, 3/31/2030 Note,
            the Fund will receive amounts
            specified under the terms of the
            swap agreement.
                                                                      -----
                                                                      $(123)
                                                                      =====

     Federal income taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2003, the Fund had no capital loss carryforwards on a tax basis to be applied against any future taxable gains.

     In addition, from the period November 1, 2003 through December 31, 2003, the Fund incurred approximately $31 in net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending on December 31, 2004.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Dividends of net investment income will be declared and distributed monthly by the Fund. The Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 11, 2004, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rate on an annual basis of the Fund's net assets:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

                          Between
                     $250 Million and   Excess Over
First $250 Million     $500 Million     $500 Million
------------------   ----------------   ------------
       0.70%               0.68%            0.65%

     In the event that normal operating expenses of the Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of the Fund's daily net asset value, John Hancock and JHVLICO will reimburse the Fund for such excess. Accordingly, for the period ended June 30, 2004, there were no reimbursements paid to the Fund.

     John Hancock has entered into a Sub-Advisory Agreement with Pacific Investment Management Company, and under its supervision, is responsible for the day-to-day investment management of the Fund.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for the Fund for the period ended June 30, 2004 were as follows:

Purchases   Sales and Maturities
---------   --------------------
 $171,383         $160,956

     As of June 30, 2004, transactions for written options were as follows:

                         Contracts   Premium ($)
                         ---------   -----------
   Beginning of period     4,000          35
        Options opened     5,900          42
Options closed/expired        --          --
                           -----         ---
         End of period     9,900          77

     The identified cost of investments owned by the Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2003 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2004
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Identified    Unrealized     Unrealized    Net Unrealized
   Cost      Appreciation   Depreciation    Appreciation
----------   ------------   ------------   --------------
 $46,768        $11,317       $(11,064)         $253

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences primarily relate to certain securities sold at a loss and sales of certain foreign currency denominated debt securities. Additionally, as a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2003, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed   Undistributed
   Ordinary     Net Long-Term    Capital Loss   Net Unrealized
    Income       Capital Gain   Carryforwards    Appreciation
-------------   -------------   -------------   --------------
      $3             $--             $--             $253

     In addition, the tax character of distributions paid by the Fund are summarized as follows:

       Distributions from     Distributions from
Year     Ordinary Income    Long-Term Capital Gain   Return of Capital
----   ------------------   ----------------------   -----------------
2003          $573                    $--                   $--

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

     Beginning in August 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004, will be available on the SEC's website at http://www.sec.gov. To obtain a written copy without charge, call us toll free at 1-800-576-2227.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Trust's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-576-2227.

     The following table provides information about the members of the Board of Trustees and the officers of the Trust:

                             Disinterested Trustees

                                      Position with            Principal Occupation(s)
Name, Address and Age                   the Trust               During Past Five Years
---------------------                 -------------            -----------------------
Elizabeth G. Cook (age 66)                Trustee        Expressive Arts Therapist, Dana-
c/o John Hancock Variable Series       (Since 1993)      Farber Cancer Institute; President,
Trust I                                                  The Advertising Club of Greater
John Hancock Place                                       Boston
Boston, Massachusetts 02117

Diane C. Kessler (age 57)                 Trustee        Executive Director, Massachusetts
c/o John Hancock Variable Series       (Since 1999)      Council of Churches
Trust I
John Hancock Place
Boston, Massachusetts 02117

Robert Verdonck (age 58)                  Trustee        President and Chief
c/o John Hancock Variable Series       (Since 1999)      Executive Officer, East Boston
Trust I                                                  Savings Bank
John Hancock Place
Boston, Massachusetts 02117

Hassell H. McClellan (age 58)             Trustee        Associate Professor and Graduate
c/o John Hancock Variable Series       (Since 2001)      Dean, The Graduate School of the
Trust I                                                  Wallace G. Carroll School of
John Hancock Place                                       Management, Boston College
Boston, Massachusetts 02117

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2004
--------------------------------------------------------------------------------

          Trustees Affiliated with the Trust and Officers of the Trust

                                      Position with             Principal Occupation(s)
Name, Address and Age                   the Trust                During Past Five Years
---------------------                 -------------             -----------------------
Michele G. Van Leer* (age 46)          Chairman and      Executive Vice President, Long
John Hancock Place                        Trustee           Term Care, John Hancock Life
Boston, Massachusetts 02117            (Since 1998)      Insurance Company; Senior Vice
                                                         President, Product Management,
                                                         John Hancock Life Insurance
                                                         Company; Vice Chairman, President
                                                         & Director, John Hancock Variable
                                                         Life Insurance Company

Ronald J. Bocage (age 58)               Chief Legal      Vice President & Counsel, John
John Hancock Place                        Officer        Hancock Life Insurance Company
Boston, Massachusetts 02117            (Since 2003)

Jude A. Curtis (age 45)                 Compliance       Vice President and Chief Investment
John Hancock Place                        Officer        Compliance Officer, John Hancock
Boston, Massachusetts 02117            (Since 2000)      Life Insurance Company; formerly
                                                         Second Vice President and Counsel,
                                                         Office of Business Conduct; John
                                                         Hancock Life Insurance Company;
                                                         formerly a Partner at Hale and Dorr
                                                         LLP (law firm)

Janet Wang (age 35)                      Assistant       Compliance Specialist, John
John Hancock Place                  Compliance Officer   Hancock Life Insurance Company
Boston, Massachusetts 02117            (Since 2003)

Raymond F. Skiba (age 58)                Treasurer       Director of Fund Operations, John
John Hancock Place                     (Since 1986)      Hancock Life Insurance Company
Boston, Massachusetts 02117

Gladys C. Millan (age 57)          Assistant Treasurer   Manager of Fund Operations, John
John Hancock Place                    (Since 2003)       Hancock Life Insurance Company
Boston, Massachusetts 02117

Karen Q. Visconti (age 50)               Secretary       Director, Product & Market
John Hancock Place                     (Since 1999)      Management, John Hancock Life
Boston, Massachusetts 02117                              Insurance Company

Arnold R. Bergman (age 53)         Assistant Secretary   Senior Counsel, Law Department,
John Hancock Place                     (Since 1999)      John Hancock Life Insurance
Boston, Massachusetts 02117                              company; formerly Vice President,
                                                         General Counsel and Secretary, First
                                                         Variable Life Insurance Company

     *Trustee who is an "interested person" as defined in the 1940 Act, due to her position with John Hancock Life Insurance Company (or its affiliates), the ultimate controlling parent of the investment advisor.

     Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except noted above.

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

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

                              [LOGO] John Hancock.
                                WORLDWIDE SPONSOR

The John Hancock Variable Series Trust I consists of funds used as investment options for various John Hancock variable life and variable annuity contracts. Investors are not able to invest directly in the John Hancock Variable Series Trust I. The investment adviser for each fund is John Hancock Life Insurance Company, but the Trust employs a subadviser for each fund. The subadvisers are identified in the reports contained in this booklet.

If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements, and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique will continue to have the same impact on the fund's total investment returns.

All of the funds (except bond funds and equity index funds) may participate in initial public offerings (IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

Please refer to the prospectus for your product for additional information about the investment options available. Variable life insurance and variable annuities are sold by prospectus. These reports may be used as sales literature when preceeded or accompanied by the funds' prospectus, which detail charges, investment objectives, and operating policies. Read the prospectus carefully before investing or sending money.

Insurance products are issued by John Hancock Life Insurance Company, or John Hancock Variable Life Insurance Company* (*not licensed in New York), Boston, MA 02117. Securities products are distributed by Signator Investors, Inc., Member NASD, SIPC, 197 Clarendon Street, Boston, MA 02116.

                                                                     [LOGO] IMSA
                                                                       INSURANCE
                                                                    MARKET PLACE
                                                                       STANDARDS
                                                                     ASSOCIATION

ITEM 2.  CODE OF ETHICS
         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Section 302 Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Series Trust I
(Registrant)

By:      /s/ MICHELE G. VAN LEER
         -----------------------------------
         Michele G. Van Leer
         Chairman

Date:    August 13, 2004



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         John Hancock Variable Series Trust I
         (Registrant)

By:      /s/ MICHELE G. VAN LEER
         -----------------------------------
         Michele G. Van Leer
         Chairman

Date:    August 13, 2004


By:      /s/ RAYMOND F. SKIBA
         -----------------------------------
         Raymond F. Skiba
         Treasurer

Date:    August 13, 2004